                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6067

                       DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
            (Address of principal executive offices)    (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 - April 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] DIMENSIONAL

SEMI-ANNUAL REPORT

six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

/s/ David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses............................................   3
   Disclosure of Portfolio Holdings.......................................   8
   Schedules of Investments/Summary Schedules of Portfolio Holdings.......
       Enhanced U.S. Large Company Portfolio..............................  11
       U.S. Large Cap Value Portfolio.....................................  15
       U.S. Targeted Value Portfolio......................................  16
       U.S. Small Cap Value Portfolio.....................................  19
       U.S. Core Equity 1 Portfolio.......................................  22
       U.S. Core Equity 2 Portfolio.......................................  25
       U.S. Vector Equity Portfolio.......................................  28
       U.S. Small Cap Portfolio...........................................  31
       U.S. Micro Cap Portfolio...........................................  34
       DFA Real Estate Securities Portfolio...............................  37
       Large Cap International Portfolio..................................  39
       International Core Equity Portfolio................................  43
       International Small Company Portfolio..............................  48
       Japanese Small Company Portfolio...................................  49
       Asia Pacific Small Company Portfolio...............................  49
       United Kingdom Small Company Portfolio.............................  50
       Continental Small Company Portfolio................................  50
       DFA International Real Estate Securities Portfolio.................  51
       DFA Global Real Estate Securities Portfolio........................  54
       DFA International Small Cap Value Portfolio........................  55
       International Vector Equity Portfolio..............................  59
       World ex U.S. Value Portfolio......................................  64
       Selectively Hedged Global Equity Portfolio.........................  65
       Emerging Markets Portfolio.........................................  66
       Emerging Markets Small Cap Portfolio...............................  66
       Emerging Markets Value Portfolio...................................  67
       Emerging Markets Core Equity Portfolio.............................  68
   Statements of Assets and Liabilities...................................  72
   Statements of Operations...............................................  79
   Statements of Changes in Net Assets....................................  86
   Financial Highlights...................................................  95
   Notes to Financial Statements.......................................... 112

TABLE OF CONTENTS
CONTINUED


                                                                           PAGE
                                                                           ----
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Consolidated Disclosure of Fund Expenses............................... 140
   Consolidated Disclosure of Portfolio Holdings.......................... 141
   Consolidated Schedule of Investments................................... 142
   Consolidated Statement of Assets and Liabilities....................... 148
   Consolidated Statement of Operations................................... 149
   Consolidated Statements of Changes in Net Assets....................... 150
   Consolidated Financial Highlights...................................... 151
   Consolidated Notes to Financial Statements............................. 152
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses............................................ 164
   Disclosure of Portfolio Holdings....................................... 166
   Schedule of Investments/Summary Schedule of Portfolio Holdings.........
       DFA International Value Portfolio.................................. 167
       U.S. Large Company Portfolio....................................... 168
   Statements of Assets and Liabilities................................... 171
   Statements of Operations............................................... 172
   Statements of Changes in Net Assets.................................... 173
   Financial Highlights................................................... 174
   Notes to Financial Statements.......................................... 176
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses............................................ 187
   Disclosure of Portfolio Holdings....................................... 189
   Schedules of Investments/Summary Schedules of Portfolio Holdings.......
       The U.S. Large Cap Value Series.................................... 191
       The DFA International Value Series................................. 194
       The Japanese Small Company Series.................................. 198
       The Asia Pacific Small Company Series.............................. 201
       The United Kingdom Small Company Series............................ 204
       The Continental Small Company Series............................... 207
       The Canadian Small Company Series.................................. 211
       The Emerging Markets Series........................................ 214
       The Emerging Markets Small Cap Series.............................. 218
   Statements of Assets and Liabilities................................... 222
   Statements of Operations............................................... 224
   Statements of Changes in Net Assets.................................... 226
   Financial Highlights................................................... 229
   Notes to Financial Statements.......................................... 234

TABLE OF CONTENTS
CONTINUED

                                                                           PAGE
                                                                           ----
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Disclosure of Fund Expenses............................................ 244
   Disclosure of Portfolio Holdings....................................... 245
   Summary Schedule of Portfolio Holdings................................. 246
   Statement of Assets and Liabilities.................................... 250
   Statement of Operations................................................ 251
   Statements of Changes in Net Assets.................................... 252
   Financial Highlights................................................... 253
   Notes to Financial Statements.......................................... 254
VOTING PROXIES ON FUND PORTFOLIO SECURITIES............................... 261
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS.......................... 262

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  FHLMC   Federal Home Loan Mortgage Corporation
  FNMA    Federal National Mortgage Association
  GDR     Global Depositary Receipt
  P.L.C.  Public Limited Company
  REIT    Real Estate Investment Trust
  SPDR    Standard & Poor's Depository Receipts

Investment Footnotes

  +       See Note B to Financial Statements.
  ++ Securities have generally been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  ^       Denominated in local currency or the Euro, unless otherwise noted.
  @       Security purchased with cash proceeds from Securities on Loan.
  (r)     The adjustable rate shown is effective as of April 30, 2012.
  (g)     Face Amount denominated in British Pounds.
  (c)     Face Amount denominated in Canadian Dollars.
  (e)     Face Amount denominated in Euro.
  (u)     Face Amount denominated in United States Dollars.
  ^^      Security segregated as collateral for the Open Futures Contracts.
  <>      Security segregated as collateral for Swap Agreements.
  (S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
  (A)     Computed using average shares outstanding.
  (B)     Annualized
  (C)     Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

  --      Amounts designated as -- are either zero or rounded to zero.
  RIC     Registered Investment Company
  SEC     Securities and Exchange Commission
  (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,129.02    0.26%    $1.38
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.57    0.26%    $1.31

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO**
--------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,106.43    0.28%    $1.47
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.47    0.28%    $1.41

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares........................... $1,000.00 $1,115.74    0.48%    $2.53
   Class R2 Shares........................... $1,000.00 $1,114.67    0.63%    $3.31
   Institutional Class Shares................ $1,000.00 $1,116.29    0.38%    $2.00
Hypothetical 5% Annual Return
   Class R1 Shares........................... $1,000.00 $1,022.48    0.48%    $2.41
   Class R2 Shares........................... $1,000.00 $1,021.73    0.63%    $3.17
   Institutional Class Shares................ $1,000.00 $1,022.97    0.38%    $1.91

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,119.29    0.53%    $2.79
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.23    0.53%    $2.66

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,122.50    0.20%    $1.06
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.87    0.20%    $1.01

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,120.16    0.22%    $1.16
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.77    0.22%    $1.11

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,118.36    0.33%    $1.74
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.22    0.33%    $1.66

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,113.36    0.38%    $2.00
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.97    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,109.39    0.53%    $2.78
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.23    0.53%    $2.66

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,144.95    0.27%    $1.44
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.52    0.27%    $1.36

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,036.76    0.30%    $1.52
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.37    0.30%    $1.51

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,042.78    0.40%    $2.03
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.87    0.40%    $2.01

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,063.32    0.56%    $2.87
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.08    0.56%    $2.82

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,083.15    0.56%    $2.90
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.08    0.56%    $2.82

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,066.17    0.60%    $3.08
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                        BEGINNING  ENDING              EXPENSES
                                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                          VALUE    VALUE     EXPENSE    DURING
                                                        11/01/11  04/30/12    RATIO*   PERIOD*
                                                        --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,147.16    0.60%    $3.20
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,021.25    0.60%    $3.02
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,078.85    0.41%    $2.12
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.82    0.41%    $2.06

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO***
----------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,118.00    0.37%    $1.95
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,023.02    0.37%    $1.86

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,068.91    0.71%    $3.65
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.33    0.71%    $3.57

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,046.76    0.54%    $2.75
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.18    0.54%    $2.72

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,017.06    0.60%    $3.01
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO****
----------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,093.91    0.40%    $1.93
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.87    0.40%    $2.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,044.65    0.60%    $3.05
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,059.35    0.79%    $4.04
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,020.93    0.79%    $3.97

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
   Class R2 Shares........................... $1,000.00 $1,022.37    0.85%    $4.27
   Institutional Class Shares................ $1,000.00 $1,023.48    0.60%    $3.02
Hypothetical 5% Annual Return
   Class R2 Shares........................... $1,000.00 $1,020.64    0.85%    $4.27
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,043.37    0.65%    $3.30
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.63    0.65%    $3.27

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).
**** The Selectively Hedged Global Equity Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on November 14, 2011. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (169), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2012 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

  FEEDER FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  U.S. Large Cap Value Portfolio..............              100.0%
  Japanese Small Company Portfolio............              100.0%
  Asia Pacific Small Company Portfolio........              100.0%
  United Kingdom Small Company Portfolio......              100.0%
  Continental Small Company Portfolio.........              100.0%
  Emerging Markets Portfolio..................              100.0%
  Emerging Markets Small Cap Portfolio........              100.0%
  Emerging Markets Value Portfolio............              100.0%

  FUND OF FUNDS

  International Small Company Portfolio.......              100.0%
  DFA Global Real Estate Securities Portfolio.              100.0%
  World ex U.S. Value Portfolio...............              100.0%
  Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

FIXED INCOME PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                   Corporate..........................  26.7%
                   Government.........................  11.5%
                   Foreign Corporate..................  27.4%
                   Foreign Government.................  29.1%
                   Supranational......................   5.3%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. TARGETED VALUE PORTFOLIO

                   Consumer Discretionary.............  16.4%
                   Consumer Staples...................   4.4%
                   Energy.............................   9.1%
                   Financials.........................  24.4%
                   Health Care........................   7.0%
                   Industrials........................  15.6%
                   Information Technology.............  13.1%
                   Materials..........................   8.6%
                   Other..............................    --
                   Telecommunication Services.........   1.0%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO

                   Consumer Discretionary.............  14.2%
                   Consumer Staples...................   6.4%
                   Energy.............................  11.4%
                   Financials.........................  18.7%
                   Health Care........................  10.5%
                   Industrials........................  14.1%
                   Information Technology.............  14.0%
                   Materials..........................   5.2%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   3.1%
                   Utilities..........................   2.4%
                                                       -----
                                                       100.0%

                           U.S. MICRO CAP PORTFOLIO

                   Consumer Discretionary.............  18.0%
                   Consumer Staples...................   4.2%
                   Energy.............................   4.7%
                   Financials.........................  15.6%
                   Health Care........................  11.5%
                   Industrials........................  17.5%
                   Information Technology.............  19.7%
                   Materials..........................   5.7%
                   Other..............................    --
                   Telecommunication Services.........   1.2%
                   Utilities..........................   1.9%
                                                       -----
                                                       100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  18.8%
                   Consumer Staples...................   3.8%
                   Energy.............................   9.1%
                   Financials.........................  23.3%
                   Health Care........................   5.1%
                   Industrials........................  18.3%
                   Information Technology.............  13.2%
                   Materials..........................   7.9%
                   Other..............................    --
                   Telecommunication Services.........   0.4%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  15.4%
                   Consumer Staples...................   5.3%
                   Energy.............................  10.0%
                   Financials.........................  23.9%
                   Health Care........................   8.5%
                   Industrials........................  14.5%
                   Information Technology.............  12.8%
                   Materials..........................   5.9%
                   Other..............................    --
                   Telecommunication Services.........   2.3%
                   Utilities..........................   1.4%
                                                       -----
                                                       100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO

                   Consumer Discretionary.............  13.9%
                   Consumer Staples...................   8.0%
                   Energy.............................  10.4%
                   Financials.........................  15.8%
                   Health Care........................  10.6%
                   Industrials........................  13.0%
                   Information Technology.............  17.4%
                   Materials..........................   5.0%
                   Other..............................    --
                   Real Estate Investment Trusts......   0.1%
                   Telecommunication Services.........   2.5%
                   Utilities..........................   3.3%
                                                       -----
                                                       100.0%

                           U.S. SMALL CAP PORTFOLIO

                   Consumer Discretionary.............  18.2%
                   Consumer Staples...................   4.5%
                   Energy.............................   5.0%
                   Financials.........................  15.3%
                   Health Care........................  10.3%
                   Industrials........................  18.5%
                   Information Technology.............  18.9%
                   Materials..........................   5.3%
                   Other..............................    --
                   Telecommunication Services.........   0.8%
                   Utilities..........................   3.2%
                                                       -----
                                                       100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                   Consumer Discretionary.............  10.4%
                   Consumer Staples...................  10.4%
                   Energy.............................  10.4%
                   Financials.........................  22.8%
                   Health Care........................   8.7%
                   Industrials........................  12.3%
                   Information Technology.............   4.4%
                   Materials..........................  11.8%
                   Other..............................    --
                   Telecommunication Services.........   5.2%
                   Utilities..........................   3.6%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     INTERNATIONAL CORE EQUITY PORTFOLIO

      Consumer Discretionary......................................  13.1%
      Consumer Staples............................................   7.0%
      Energy......................................................  10.3%
      Financials..................................................  23.7%
      Health Care.................................................   5.0%
      Industrials.................................................  16.7%
      Information Technology......................................   5.6%
      Materials...................................................  12.3%
      Other.......................................................    --
      Telecommunication Services..................................   3.3%
      Utilities...................................................   3.0%
                                                                   -----
                                                                   100.0%
                    INTERNATIONAL VECTOR EQUITY PORTFOLIO

      Consumer Discretionary......................................  14.7%
      Consumer Staples............................................   5.9%
      Energy......................................................   9.1%
      Financials..................................................  23.0%
      Health Care.................................................   4.2%
      Industrials.................................................  18.6%
      Information Technology......................................   6.4%
      Materials...................................................  13.5%
      Real Estate Investment Trusts...............................    --
      Telecommunication Services..................................   2.7%
      Utilities...................................................   1.9%
                                                                   -----
                                                                   100.0%
              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

      Consumer Discretionary......................................   0.2%
      Financials..................................................   0.2%
      Real Estate Investment Trusts...............................  99.6%
                                                                   -----
                                                                   100.0%
                    EMERGING MARKETS CORE EQUITY PORTFOLIO

      Consumer Discretionary......................................  10.3%
      Consumer Staples............................................   7.9%
      Energy......................................................  10.6%
      Financials..................................................  24.0%
      Health Care.................................................   1.8%
      Industrials.................................................  11.1%
      Information Technology......................................  11.1%
      Materials...................................................  14.2%
      Real Estate Investment Trusts...............................    --
      Telecommunication Services..................................   5.3%
      Utilities...................................................   3.7%
                                                                   -----
                                                                   100.0%
                 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

      Consumer Discretionary......................................  19.0%
      Consumer Staples............................................   4.8%
      Energy......................................................   6.5%
      Financials..................................................  18.6%
      Health Care.................................................   2.0%
      Industrials.................................................  25.7%
      Information Technology......................................   5.6%
      Materials...................................................  16.9%
      Other.......................................................    --
      Telecommunication Services..................................   0.5%
      Utilities...................................................   0.4%
                                                                   -----
                                                                   100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 BONDS -- (83.0%)
 AUSTRALIA -- (2.9%)
 BHP Billiton Finance USA, Ltd.
 (u)  4.800%, 04/15/13....................................    600  $   624,810
 Westpac Banking Corp.
 (e)  6.500%, 06/24/13....................................  3,500    4,909,331
                                                                   -----------
 TOTAL AUSTRALIA..........................................           5,534,141
                                                                   -----------
 CANADA -- (10.6%)
 Bank of Nova Scotia
 (u)  2.250%, 01/22/13....................................  1,300    1,315,257
 British Columbia, Province of Canada
      5.500%, 04/24/13....................................  2,000    2,102,141
 Canada Housing Trust
      2.200%, 03/15/14....................................  5,000    5,131,042
 Canadian Imperial Bank of Commerce
 (u)  1.450%, 09/13/13....................................    600      607,213
 Canadian National Railway Co.
 (u)  4.400%, 03/15/13....................................    600      619,955
 Canadian Natural Resources, Ltd.
 (u)  5.150%, 02/01/13....................................    600      620,095
 Encana Corp.
 (u)  4.750%, 10/15/13....................................    800      839,962
 Ontario, Province of Canada
      5.500%, 04/17/13....................................  4,000    4,198,767
 Toronto-Dominion Bank (The)
      4.854%, 02/13/13....................................  4,000    4,154,558
 TransCanada PipeLines, Ltd.
 (u)  4.000%, 06/15/13....................................    685      710,784
                                                                   -----------
 TOTAL CANADA.............................................          20,299,774
                                                                   -----------
 DENMARK -- (3.6%)
 FIH Erhvervsbank A.S.
 (u)  2.450%, 08/17/12....................................  2,800    2,813,742
 Kommunekredit A.S.
 (u)  1.250%, 09/03/13....................................  4,000    4,028,304
                                                                   -----------
 TOTAL DENMARK............................................           6,842,046
                                                                   -----------
 FINLAND -- (0.3%)
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)(u)1.007%, 02/07/13...................................    500      500,560
                                                                   -----------

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 FRANCE -- (12.1%)
 Caisse D'amortissement de la Dette Sociale SA
 (u)  1.625%, 03/17/14....................................  5,000  $ 5,036,640
 French Treasury Note BTAN
      2.500%, 01/12/14....................................  3,500    4,786,998
 Reseau Ferre de France
      4.625%, 03/17/14....................................  3,000    4,222,302
 Societe Financement de L'economie Francaise SA
      3.250%, 01/16/14....................................  3,500    4,813,721
 Total Capital SA
 (g)  5.500%, 01/29/13....................................  2,500    4,180,806
                                                                   -----------
 TOTAL FRANCE.............................................          23,040,467
                                                                   -----------
 GERMANY -- (6.3%)
 Deutsche Bank AG
 (u)  2.375%, 01/11/13....................................    600      605,360
 Kreditanstalt fur Wiederaufbau
 (u)  4.000%, 10/15/13....................................  3,000    3,152,700
 Landeskreditbank Baden-Wuerttemberg Foerderbank
      3.250%, 01/29/14....................................  3,000    4,145,501
 Landwirtschaftliche Rentenbank
 (u)  4.125%, 07/15/13....................................  4,000    4,169,164
                                                                   -----------
 TOTAL GERMANY............................................          12,072,725
                                                                   -----------
 NETHERLANDS -- (8.1%)
 Bank Nederlandse Gemeenten NV
      3.750%, 03/14/14....................................  3,000    4,185,847
 Diageo Finance BV
 (u)  5.500%, 04/01/13....................................    600      627,155
 Koninklijke Philips Electronics NV
 (u)  7.250%, 08/15/13....................................  1,000    1,080,768
 Rabobank Nederland NV
 (u)  2.500%, 12/12/13....................................  2,000    2,031,880
      4.375%, 01/22/14....................................  2,000    2,783,520
 SNS Bank NV
      3.500%, 03/10/14....................................  3,500    4,856,246
                                                                   -----------
 TOTAL NETHERLANDS........................................          15,565,416
                                                                   -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
 NORWAY -- (1.5%)
 Eksportfinans ASA
 (u)  1.875%, 04/02/13.....................................  3,000  $2,940,051
                                                                    ----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.9%)
 Eurofima
 (c)  4.875%, 12/04/12.....................................  2,500   2,570,327
 (u)  4.250%, 02/04/14.....................................  2,500   2,637,750
 European Investment Bank
 (u)  5.250%, 05/15/13.....................................  4,000   4,193,464
                                                                    ----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          9,401,541
                                                                    ----------
 SWEDEN -- (2.6%)
 Svenska Handelsbanken AB
 (e)  4.875%, 03/25/14.....................................  3,500   4,943,902
                                                                    ----------
 SWITZERLAND -- (0.3%)
 Credit Suisse New York AG
 (u)  5.000%, 05/15/13.....................................    600     622,753
                                                                    ----------
 UNITED KINGDOM -- (2.5%)
 Barclays Bank P.L.C.
 (u)  5.450%, 09/12/12.....................................  1,500   1,524,175
 BP Capital Markets P.L.C.
 (u)  5.250%, 11/07/13.....................................  1,250   1,330,185
 Diageo Capital P.L.C.
 (u)  7.375%, 01/15/14.....................................    800     889,609
 Vodafone Group P.L.C.
 (u)  5.000%, 12/16/13.....................................  1,000   1,066,395
                                                                    ----------
 TOTAL UNITED KINGDOM......................................          4,810,364
                                                                    ----------
 UNITED STATES -- (27.3%)
 Allstate Corp. (The)
      7.500%, 06/15/13..................................... $  489     525,331
 American Express Bank FSB
      5.550%, 10/17/12.....................................    600     613,435
 American Express Credit Corp.
      7.300%, 08/20/13.....................................    500     539,726
 Anheuser-Busch Cos., Inc.
      4.375%, 01/15/13.....................................    700     717,816
 Apache Corp.
      5.250%, 04/15/13.....................................    700     731,126
 Assurant, Inc.
      5.625%, 02/15/14.....................................  1,000   1,049,440

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- ----------
                                                             (000)
 UNITED STATES -- (Continued)
 AT&T, Inc.
      4.950%, 01/15/13..................................... $  600  $  618,479
      6.700%, 11/15/13.....................................    600     653,819
 Avery Dennison Corp.
      4.875%, 01/15/13.....................................    600     617,391
 Bank of New York Mellon Corp. (The)
      4.500%, 04/01/13.....................................  3,000   3,110,487
 Baxter International, Inc.
      1.800%, 03/15/13.....................................    800     809,944
 BB&T Corp.
      3.375%, 09/25/13.....................................    600     621,022
 BlackRock, Inc.
      2.250%, 12/10/12.....................................    600     606,524
 Bristol-Myers Squibb Co.
      5.250%, 08/15/13.....................................    345     366,109
 Burlington Northern Santa Fe LLC
      4.300%, 07/01/13.....................................    600     622,211
 Campbell Soup Co.
      4.875%, 10/01/13.....................................    251     266,010
 Caterpillar Financial Services Corp.
      2.000%, 04/05/13.....................................    650     659,470
 CenterPoint Energy Resources Corp.
      7.875%, 04/01/13.....................................    600     637,414
 Cisco Systems, Inc.
      1.625%, 03/14/14.....................................  1,000   1,021,745
 Citigroup, Inc.
      5.300%, 10/17/12.....................................  1,400   1,427,657
 Coca-Cola Enterprises, Inc.
      1.125%, 11/12/13.....................................    948     952,488
 Comcast Cable Communications Holdings, Inc.
      8.375%, 03/15/13.....................................    600     640,028
 Computer Sciences Corp.
      5.000%, 02/15/13.....................................    600     618,000
 Consolidated Edison Co. of New York, Inc.
      3.850%, 06/15/13.....................................    250     258,851
 Daimler Finance North America LLC
      6.500%, 11/15/13.....................................  1,500   1,625,409
 Dell, Inc.
      1.400%, 09/10/13.....................................    600     606,359
 Dominion Resources, Inc.
      5.000%, 03/15/13.....................................    600     622,078

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Dow Chemical Co. (The)
   6.000%, 10/01/12........................................ $  385 $    393,015
eBay, Inc.
   0.875%, 10/15/13........................................    800      805,930
Enterprise Products Operating LLC
   9.750%, 01/31/14........................................  1,000    1,141,409
EOG Resources, Inc.
   6.125%, 10/01/13........................................    800      858,920
Fifth Third Bancorp
   6.250%, 05/01/13........................................    600      631,062
General Electric Capital Corp.
   1.875%, 09/16/13........................................  1,500    1,519,608
   2.100%, 01/07/14........................................  3,500    3,563,171
Georgia Power Co.
   1.300%, 09/15/13........................................    700      707,118
Goldman Sachs Group, Inc. (The)
   5.450%, 11/01/12........................................  1,360    1,389,968
Hewlett-Packard Co.
   4.500%, 03/01/13........................................    600      617,706
   1.250%, 09/13/13........................................    500      500,928
Historic TW, Inc.
   9.125%, 01/15/13........................................    600      633,852
HSBC Finance Corp.
   6.375%, 11/27/12........................................    600      618,160
John Deere Capital Corp.
   4.500%, 04/03/13........................................    700      726,077
JPMorgan Chase & Co.
   5.375%, 10/01/12........................................    800      815,687
Kimberly-Clark Corp.
   5.000%, 08/15/13........................................    600      634,635
Kroger Co. (The)
   5.500%, 02/01/13........................................    600      621,514
MetLife, Inc.
   5.375%, 12/15/12........................................  1,000    1,029,078
   5.000%, 11/24/13........................................    350      371,918
Nisource Finance Corp.
   6.150%, 03/01/13........................................    273      284,408
Paccar Financial Corp.
   2.050%, 06/17/13........................................    600      610,312
Philip Morris International, Inc.
   4.875%, 05/16/13........................................    600      627,664
Pitney Bowes, Inc.
   4.625%, 10/01/12........................................    600      608,939
Praxair, Inc.
   2.125%, 06/14/13........................................    815      827,569
Prudential Financial, Inc.
   5.150%, 01/15/13........................................    600      618,252

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Reynolds American, Inc.
   7.250%, 06/01/13........................................ $  600 $    636,991
St. Jude Medical, Inc.
   2.200%, 09/15/13........................................    800      816,710
SunTrust Banks, Inc.
   5.250%, 11/05/12........................................    500      510,657
Target Corp.
   4.000%, 06/15/13........................................    977    1,013,440
TD Ameritrade Holding Corp.
   2.950%, 12/01/12........................................    700      708,179
Time Warner Cable, Inc.
   6.200%, 07/01/13........................................  1,000    1,061,766
Travelers Property Casualty Corp.
   5.000%, 03/15/13........................................    700      724,515
Union Bank NA
   2.125%, 12/16/13........................................  1,050    1,067,869
UnitedHealth Group, Inc.
   5.500%, 11/15/12........................................    250      256,653
   4.875%, 04/01/13........................................    600      623,261
Verizon Communications, Inc.
   4.350%, 02/15/13........................................    600      617,879
Wachovia Corp.
   5.500%, 05/01/13........................................  1,000    1,046,645
Wells Fargo Bank & Co.
   4.375%, 01/31/13........................................    500      514,076
                                                                   ------------
TOTAL UNITED STATES........................................          52,293,910
                                                                   ------------
TOTAL BONDS................................................         158,867,650
                                                                   ------------
AGENCY OBLIGATIONS -- (10.9%)
Federal Home Loan Bank
   4.500%, 09/16/13........................................  5,000    5,288,610
Federal Home Loan Bank Discount Note
   ^^1.000%, 07/12/12......................................  3,600    3,599,496
Federal Home Loan Mortgage Corporation
   0.625%, 12/23/13........................................  3,000    3,013,770
Federal Home Loan Mortgage Corporation Discount Note
   ^^1.000%, 07/19/12......................................  4,700    4,699,276
Federal National Mortgage Association Discount Note
   ^^1.000%, 07/18/12......................................  4,300    4,299,346
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. .................................          20,900,498
                                                                   ------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
COMMERCIAL PAPER -- (0.5%)
Standard Chartered Bank
   0.754%, 12/14/12.................................... $    1,000 $    994,819
                                                                   ------------

                                                          SHARES      VALUE+
                                                        ---------- ------------
EXCHANGE-TRADED FUND -- (3.2%)
UNITED STATES -- (3.2%)
  SPDR Trust Series I..................................     44,100 $  6,163,857
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (2.4%)
  BlackRock Liquidity Funds
   TempCash Portfolio - Institutional Shares             4,469,365    4,469,365
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $189,059,866)..................................            $191,396,189
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Bonds..............................          -- $158,867,650   --    $158,867,650
Agency Obligations.................          --   20,900,498   --      20,900,498
Commercial Paper...................          --      994,819   --         994,819
Exchange-Traded Fund............... $ 6,163,857           --   --       6,163,857
Temporary Cash Investments.........   4,469,365           --   --       4,469,365
Forward Currency Contracts**.......          --       35,659   --          35,659
Futures Contracts**................   7,821,901           --   --       7,821,901
                                    ----------- ------------   --    ------------
TOTAL.............................. $18,455,123 $180,798,626   --    $199,253,749
                                    =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company.............................. $7,990,237,037
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,093,995,407)...................................... $7,990,237,037
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
Consumer Discretionary -- (14.2%)
  *Cabela's, Inc.............................   326,469 $ 12,343,793             0.4%
  #Dillard's, Inc. Class A...................   240,649   15,536,299             0.5%
  #Foot Locker, Inc..........................   404,082   12,360,868             0.4%
  #GameStop Corp. Class A....................   635,798   14,470,762             0.5%
  #Lennar Corp. Class A......................   638,026   17,698,841             0.6%
  *Mohawk Industries, Inc....................   318,323   21,334,007             0.7%
  #Washington Post Co. Class B...............    27,260   10,308,914             0.4%
   Other Securities..........................            372,298,825            12.8%
                                                        ------------ ---------------
Total Consumer Discretionary.................            476,352,309            16.3%
                                                        ------------ ---------------
Consumer Staples -- (3.8%)
  *Hain Celestial Group, Inc (The)...........   217,855   10,304,542             0.4%
 #*Ralcorp Holdings, Inc.....................   138,866   10,110,833             0.3%
 #*Smithfield Foods, Inc.....................   767,800   16,093,088             0.5%
   Other Securities..........................             92,730,352             3.2%
                                                        ------------ ---------------
Total Consumer Staples.......................            129,238,815             4.4%
                                                        ------------ ---------------
Energy -- (7.9%)
  *Helix Energy Solutions Group, Inc.........   494,307   10,088,806             0.3%
  *Plains Exploration & Production Co........   448,065   18,303,455             0.6%
 #*Rowan Cos., Inc...........................   582,465   20,112,516             0.7%
   Sunoco, Inc...............................   258,294   12,731,311             0.4%
  *Tesoro Corp...............................   728,585   16,939,601             0.6%
   Tidewater, Inc............................   241,811   13,306,859             0.5%
   Other Securities..........................            174,166,077             6.0%
                                                        ------------ ---------------
Total Energy.................................            265,648,625             9.1%
                                                        ------------ ---------------
Financials -- (21.2%)
   Allied World Assurance Co. Holdings AG....   186,577   13,426,081             0.5%
  *American Capital, Ltd..................... 1,116,778   11,089,606             0.4%
   American Financial Group, Inc.............   457,000   17,786,440             0.6%
   Assurant, Inc.............................   429,284   17,317,317             0.6%
   Axis Capital Holdings, Ltd................   571,529   19,443,417             0.7%
   Delphi Financial Group, Inc. Class A......   226,679   10,295,760             0.3%
   Everest Re Group, Ltd.....................   180,323   17,870,009             0.6%
   Legg Mason, Inc...........................   617,560   16,099,789             0.5%
  *NASDAQ OMX Group, Inc. (The)..............   858,799   21,100,691             0.7%
  #Old Republic International Corp........... 1,070,624   10,652,709             0.4%
   PartnerRe, Ltd............................   252,106   17,551,620             0.6%
  #Protective Life Corp......................   348,760   10,204,718             0.3%
   Reinsurance Group of America, Inc.........   349,301   20,308,360             0.7%
   Validus Holdings, Ltd.....................   410,628   13,345,410             0.5%
   Other Securities..........................            494,964,423            17.0%
                                                        ------------ ---------------
Total Financials.............................            711,456,350            24.4%
                                                        ------------ ---------------
Health Care -- (6.1%)
   Coventry Health Care, Inc.................   683,752   20,505,722             0.7%
  *Hologic, Inc..............................   687,987   13,154,311             0.5%
  #Omnicare, Inc.............................   532,904   18,566,375             0.6%
  #Teleflex, Inc.............................   166,382   10,427,160             0.4%
   Other Securities..........................            141,008,376             4.8%
                                                        ------------ ---------------
Total Health Care............................            203,661,944             7.0%
                                                        ------------ ---------------
Industrials -- (13.5%)
  *Owens Corning, Inc........................   433,423   14,888,080             0.5%
  *Quanta Services, Inc......................   540,884   11,964,354             0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
Industrials -- (Continued)
   Ryder System, Inc.........................   245,750 $   11,972,940             0.4%
   Trinity Industries, Inc...................   355,475     10,522,060             0.4%
   URS Corp..................................   283,746     11,721,547             0.4%
   Other Securities..........................              394,002,846            13.5%
                                                        -------------- ---------------
Total Industrials............................              455,071,827            15.6%
                                                        -------------- ---------------
Information Technology -- (11.3%)
  *Arrow Electronics, Inc....................   445,717     18,742,400             0.6%
  *Avnet, Inc................................   295,686     10,668,351             0.4%
   IAC/InterActiveCorp.......................   223,604     10,766,533             0.4%
  *Ingram Micro, Inc. Class A................   638,499     12,425,191             0.4%
  *Tech Data Corp............................   261,278     14,054,144             0.5%
   Other Securities..........................              313,914,303            10.8%
                                                        -------------- ---------------
Total Information Technology.................              380,570,922            13.1%
                                                        -------------- ---------------
Materials -- (7.4%)
  #Ashland, Inc..............................   346,677     22,835,614             0.8%
   Domtar Corp...............................   168,731     14,760,588             0.5%
  #MeadWestavco Corp.........................   338,632     10,775,270             0.4%
   Reliance Steel & Aluminum Co..............   314,252     17,563,544             0.6%
   Rock-Tenn Co. Class A.....................   219,632     13,689,663             0.5%
   Vulcan Materials Co.......................   237,785     10,179,576             0.3%
   Other Securities..........................              160,261,102             5.5%
                                                        -------------- ---------------
Total Materials..............................              250,065,357             8.6%
                                                        -------------- ---------------
Other -- (0.0%)
   Other Securities..........................                       --             0.0%
                                                        -------------- ---------------
Telecommunication Services -- (0.9%)
   Other Securities..........................               29,335,859             1.0%
                                                        -------------- ---------------
Utilities -- (0.4%)
   Other Securities..........................               12,585,105             0.4%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            2,913,987,113            99.9%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                       --             0.0%
                                                        -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares......... 3,300,374      3,300,374             0.1%
                                                        -------------- ---------------

                                                  SHARES/
                                                   FACE
                                                  AMOUNT
                                                ------------
                                                   (000)
  SECURITIES LENDING COLLATERAL -- (13.2%)
  (S)@DFA Short Term Investment Fund...........  442,939,829 442,939,829 15.2%
     @Repurchase Agreement, JPMorgan
       Securities LLC 0.21%, 05/01/12
       (Collateralized by $1,747,960 FNMA,
       rates ranging from 2.000% to 6.331%(r),
       maturities ranging from 01/01/19 to
       09/01/45, valued at $1,753,379) to be
       repurchased at $1,697,051............... $      1,697   1,697,041  0.1%
                                                             ----------- ----
  TOTAL SECURITIES LENDING COLLATERAL..........              444,636,870 15.3%
                                                             ----------- ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         PERCENTAGE
                                            VALUE+     OF NET ASSETS**
                                        -------------- ---------------
         TOTAL INVESTMENTS -- (100.0%)
           (Cost $2,919,739,894)....... $3,361,924,357           115.3%
                                        ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  476,347,918 $      4,391      -- $  476,352,309
   Consumer Staples...........    129,238,815           --      --    129,238,815
   Energy.....................    265,648,625           --      --    265,648,625
   Financials.................    711,456,350           --      --    711,456,350
   Health Care................    203,661,944           --      --    203,661,944
   Industrials................    454,960,025      111,802      --    455,071,827
   Information Technology.....    380,570,922           --      --    380,570,922
   Materials..................    250,065,357           --      --    250,065,357
   Other......................             --           --      --             --
   Telecommunication Services.     29,335,859           --      --     29,335,859
   Utilities..................     12,585,105           --      --     12,585,105
Rights/Warrants...............             --           --      --             --
Temporary Cash Investments....      3,300,374           --      --      3,300,374
Securities Lending Collateral.             --  444,636,870      --    444,636,870
                               -------------- ------------ ------- --------------
TOTAL......................... $2,917,171,294 $444,753,063      -- $3,361,924,357
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (16.4%)
  *Cabela's, Inc............................. 1,287,489 $   48,679,959             0.7%
  #Dillard's, Inc. Class A................... 1,250,547     80,735,314             1.1%
 #*Gaylord Entertainment Co.................. 1,272,691     40,064,313             0.6%
  #Group 1 Automotive, Inc...................   692,454     40,079,238             0.6%
  #Penske Automotive Group, Inc.............. 1,371,335     36,258,097             0.5%
  #Rent-A-Center, Inc........................ 1,578,683     54,006,745             0.7%
  #Scholastic Corp........................... 1,436,861     43,896,104             0.6%
   Other Securities..........................              983,919,424            13.9%
                                                        -------------- ---------------
Total Consumer Discretionary.................            1,327,639,194            18.7%
                                                        -------------- ---------------
Consumer Staples -- (3.3%)
  #Fresh Del Monte Produce, Inc.............. 1,501,108     34,780,672             0.5%
 #*Hain Celestial Group, Inc (The)........... 1,084,318     51,288,241             0.7%
  #Universal Corp............................   816,326     37,412,221             0.5%
   Other Securities..........................              145,863,678             2.1%
                                                        -------------- ---------------
Total Consumer Staples.......................              269,344,812             3.8%
                                                        -------------- ---------------
Energy -- (8.0%)
  #Bristow Group, Inc........................ 1,224,212     59,802,756             0.8%
 #*Gulfmark Offshore, Inc. Class A...........   742,629     35,772,439             0.5%
 #*Helix Energy Solutions Group, Inc......... 3,592,362     73,320,108             1.0%
 #*Hornbeck Offshore Services, Inc........... 1,038,490     43,232,339             0.6%
 #*SEACOR Holdings, Inc......................   408,801     37,989,877             0.5%
  *Superior Energy Services, Inc............. 1,217,614     32,778,169             0.5%
  #Western Refining, Inc..................... 2,030,451     38,680,092             0.6%
   Other Securities..........................              326,008,623             4.6%
                                                        -------------- ---------------
Total Energy.................................              647,584,403             9.1%
                                                        -------------- ---------------
Financials -- (20.4%)
 #*CNO Financial Group, Inc.................. 8,629,001     62,732,837             0.9%
   Delphi Financial Group, Inc. Class A...... 1,345,752     61,124,056             0.9%
  #Kemper Corp............................... 1,500,447     44,998,406             0.6%
 #*MBIA, Inc................................. 4,030,666     40,629,113             0.6%
   Montpelier Re Holdings, Ltd............... 2,238,256     45,929,013             0.7%
   Provident Financial Services, Inc......... 2,308,593     33,936,317             0.5%
  #Susquehanna Bancshares, Inc............... 4,182,685     43,374,443             0.6%
  #Umpqua Holdings Corp...................... 3,448,430     45,657,213             0.6%
  #Webster Financial Corp.................... 1,879,422     42,719,262             0.6%
  #Wintrust Financial Corp................... 1,117,309     40,368,374             0.6%
   Other Securities..........................            1,186,313,071            16.7%
                                                        -------------- ---------------
Total Financials.............................            1,647,782,105            23.3%
                                                        -------------- ---------------
Health Care -- (4.5%)
 #*LifePoint Hospitals, Inc.................. 1,881,774     73,426,821             1.0%
 #*ViroPharma, Inc........................... 1,980,889     43,084,336             0.6%
   Other Securities..........................              243,937,457             3.5%
                                                        -------------- ---------------
Total Health Care............................              360,448,614             5.1%
                                                        -------------- ---------------
Industrials -- (16.1%)
  #Alexander & Baldwin, Inc.................. 1,253,242     64,115,861             0.9%
   Amerco, Inc...............................   359,989     36,157,295             0.5%
 #*Avis Budget Group, Inc.................... 3,491,780     45,951,825             0.7%
 #*Esterline Technologies Corp............... 1,083,604     74,216,038             1.0%
  #GATX Corp................................. 1,606,468     68,869,283             1.0%
 #*JetBlue Airways Corp...................... 8,052,526     38,249,498             0.5%
  *Seaboard Corp.............................    18,588     36,997,927             0.5%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                               ---------- -------------- ---------------
Industrials -- (Continued)
   Trinity Industries, Inc....................  1,640,354 $   48,554,478             0.7%
   Other Securities...........................               882,565,328            12.5%
                                                          -------------- ---------------
Total Industrials.............................             1,295,677,533            18.3%
                                                          -------------- ---------------
Information Technology -- (11.5%)
  *Benchmark Electronics, Inc.................  2,338,129     37,129,489             0.5%
 #*CACI International, Inc. Class A...........    680,182     41,579,526             0.6%
 #*Coherent, Inc..............................    739,561     38,900,909             0.5%
 #*Convergys Corp.............................  3,484,625     46,589,436             0.6%
 #*Fairchild Semiconductor International, Inc.  2,889,865     40,949,387             0.6%
   MKS Instruments, Inc.......................  1,579,401     43,670,438             0.6%
 #*SYNNEX Corp................................  1,046,878     39,875,583             0.6%
 #*Vishay Intertechnology, Inc................  3,102,896     34,814,493             0.5%
   Other Securities...........................               608,015,451             8.6%
                                                          -------------- ---------------
Total Information Technology..................               931,524,712            13.1%
                                                          -------------- ---------------
Materials -- (7.0%)
  *Coeur d'Alene Mines Corp...................  1,657,693     35,723,284             0.5%
 #*Graphic Packaging Holding Co...............  6,116,772     32,724,730             0.5%
  #Kaiser Aluminum Corp.......................    621,616     32,678,353             0.4%
 #*Louisiana-Pacific Corp.....................  4,955,113     44,843,773             0.6%
  #Westlake Chemical Corp.....................  1,224,090     78,280,556             1.1%
   Other Securities...........................               338,371,243             4.8%
                                                          -------------- ---------------
Total Materials...............................               562,621,939             7.9%
                                                          -------------- ---------------
Other -- (0.0%)
   Other Securities...........................                    14,214             0.0%
                                                          -------------- ---------------
Telecommunication Services -- (0.4%)
   Other Securities...........................                31,372,250             0.5%
                                                          -------------- ---------------
Utilities -- (0.1%)
   Other Securities...........................                 6,201,664             0.1%
                                                          -------------- ---------------
TOTAL COMMON STOCKS...........................             7,080,211,440            99.9%
                                                          -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...........................                        --             0.0%
                                                          -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares......... 14,324,339     14,324,339             0.2%
                                                          -------------- ---------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                        ------------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund.....................  977,104,752    977,104,752  13.8%
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $1,247,022
     FNMA, rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to 09/01/45,
     valued at $1,250,887) to be repurchased at
     $1,210,702........................................ $      1,211      1,210,695   0.0%
                                                                     -------------- -----
TOTAL SECURITIES LENDING COLLATERAL....................                 978,315,447  13.8%
                                                                     -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,270,047,379)................................              $8,072,851,226 113.9%
                                                                     ============== =====

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,327,261,644 $    377,550      -- $1,327,639,194
   Consumer Staples...........    269,344,812           --      --    269,344,812
   Energy.....................    647,238,360      346,043      --    647,584,403
   Financials.................  1,647,776,890        5,215      --  1,647,782,105
   Health Care................    360,448,614           --      --    360,448,614
   Industrials................  1,295,038,351      639,182      --  1,295,677,533
   Information Technology.....    931,524,712           --      --    931,524,712
   Materials..................    562,621,939           --      --    562,621,939
   Other......................             --       14,214      --         14,214
   Telecommunication Services.     31,372,250           --      --     31,372,250
   Utilities..................      6,201,664           --      --      6,201,664
Rights/Warrants...............             --           --      --             --
Temporary Cash Investments....     14,324,339           --      --     14,324,339
Securities Lending Collateral.             --  978,315,447      --    978,315,447
                               -------------- ------------ ------- --------------
TOTAL......................... $7,093,153,575 $979,697,651      -- $8,072,851,226
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (12.1%)
  *Amazon.com, Inc...........................    65,218 $ 15,124,054             0.3%
   Comcast Corp. Class A.....................   575,594   17,457,766             0.4%
   Home Depot, Inc. (The)....................   277,331   14,362,972             0.3%
   McDonald's Corp...........................   190,201   18,535,087             0.4%
   Walt Disney Co. (The).....................   447,208   19,279,137             0.4%
   Other Securities..........................            551,108,398            12.0%
                                                        ------------ ---------------
Total Consumer Discretionary.................            635,867,414            13.8%
                                                        ------------ ---------------
Consumer Staples -- (6.9%)
   Altria Group, Inc.........................   366,617   11,808,734             0.3%
   Coca-Cola Co. (The).......................   370,954   28,311,209             0.6%
   CVS Caremark Corp.........................   348,331   15,542,529             0.3%
   Kraft Foods, Inc. Class A.................   449,307   17,913,870             0.4%
   PepsiCo, Inc..............................   289,004   19,074,264             0.4%
   Philip Morris International, Inc..........   311,537   27,885,677             0.6%
   Procter & Gamble Co. (The)................   444,296   28,274,997             0.6%
   Wal-Mart Stores, Inc......................   499,081   29,400,862             0.6%
   Other Securities..........................            186,414,948             4.1%
                                                        ------------ ---------------
Total Consumer Staples.......................            364,627,090             7.9%
                                                        ------------ ---------------
Energy -- (9.0%)
   Chevron Corp..............................   528,762   56,344,879             1.2%
   ConocoPhillips............................   343,340   24,593,444             0.5%
   Exxon Mobil Corp..........................   896,367   77,392,327             1.7%
  #Occidental Petroleum Corp.................   194,433   17,736,178             0.4%
   Schlumberger, Ltd.........................   239,236   17,736,957             0.4%
   Other Securities..........................            281,650,188             6.1%
                                                        ------------ ---------------
Total Energy.................................            475,453,973            10.3%
                                                        ------------ ---------------
Financials -- (13.8%)
   American Express Co.......................   193,008   11,621,012             0.3%
   Bank of America Corp...................... 2,683,465   21,762,901             0.5%
  *Berkshire Hathaway, Inc...................   333,844   26,857,750             0.6%
   Citigroup, Inc............................   759,034   25,078,483             0.5%
   Goldman Sachs Group, Inc. (The)...........   128,129   14,754,054             0.3%
   JPMorgan Chase & Co....................... 1,045,296   44,926,822             1.0%
   MetLife, Inc..............................   291,711   10,510,347             0.2%
   U.S. Bancorp..............................   496,744   15,980,254             0.3%
   Wells Fargo & Co.......................... 1,323,776   44,253,832             1.0%
   Other Securities..........................            510,184,729            11.1%
                                                        ------------ ---------------
Total Financials.............................            725,930,184            15.8%
                                                        ------------ ---------------
Health Care -- (9.2%)
   Abbott Laboratories.......................   280,566   17,411,926             0.4%
   Amgen, Inc................................   198,736   14,132,117             0.3%
  #Johnson & Johnson.........................   499,936   32,540,834             0.7%
   Merck & Co., Inc..........................   751,258   29,479,364             0.7%
   Pfizer, Inc............................... 1,988,764   45,602,359             1.0%
   UnitedHealth Group, Inc...................   245,508   13,785,274             0.3%
   Other Securities..........................            332,636,669             7.2%
                                                        ------------ ---------------
Total Health Care............................            485,588,543            10.6%
                                                        ------------ ---------------
Industrials -- (11.3%)
  #3M Co.....................................   119,041   10,637,504             0.2%
   Caterpillar, Inc..........................   116,239   11,945,882             0.3%
   General Electric Co....................... 2,780,836   54,448,769             1.2%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp........................    128,364 $   14,433,248             0.3%
   United Technologies Corp..................    155,274     12,676,569             0.3%
   Other Securities..........................               493,364,202            10.7%
                                                         -------------- ---------------
Total Industrials............................               597,506,174            13.0%
                                                         -------------- ---------------
Information Technology -- (15.1%)
  *Apple, Inc................................    178,094    104,049,639             2.3%
   Cisco Sytems, Inc.........................    959,861     19,341,199             0.4%
  *Google, Inc...............................     48,777     29,521,304             0.6%
   Hewlett-Packard Co........................    544,693     13,486,599             0.3%
   Intel Corp................................    963,439     27,361,668             0.6%
   International Business Machines Corp......    213,827     44,279,295             1.0%
   Microsoft Corp............................  1,425,544     45,645,919             1.0%
   Oracle Corp...............................    738,644     21,708,747             0.5%
  #QUALCOMM, Inc.............................    312,503     19,950,192             0.4%
  #Visa, Inc.................................    114,676     14,102,854             0.3%
   Other Securities..........................               456,504,551             9.9%
                                                         -------------- ---------------
Total Information Technology.................               795,951,967            17.3%
                                                         -------------- ---------------
Materials -- (4.3%)
   Other Securities..........................               228,183,478             5.0%
                                                         -------------- ---------------
Other -- (0.0%)
   Other Securities..........................                        --             0.0%
                                                         -------------- ---------------
Real Estate Investment Trusts -- (0.1%)
   Other Securities..........................                 4,126,490             0.1%
                                                         -------------- ---------------
Telecommunication Services -- (2.2%)
   AT&T, Inc.................................  1,585,731     52,186,407             1.1%
   Verizon Communications, Inc...............    729,538     29,458,744             0.7%
   Other Securities..........................                32,630,262             0.7%
                                                         -------------- ---------------
Total Telecommunication Services.............               114,275,413             2.5%
                                                         -------------- ---------------
Utilities -- (2.9%)
   Other Securities..........................               153,318,088             3.3%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             4,580,828,814            99.6%
                                                         -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                     4,275             0.0%
                                                         -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares......... 19,568,889     19,568,889             0.4%
                                                         -------------- ---------------

                                                SHARES/ FACE
                                                   AMOUNT
                                                ------------
                                                   (000)
  SECURITIES LENDING COLLATERAL -- (12.7%)
  (S)@DFA Short Term Investment Fund...........  672,765,742 672,765,742 14.6%
     @Repurchase Agreement, JPMorgan
       Securities LLC 0.21%, 05/01/12
       (Collateralized by $344,109 FNMA, rates
       ranging from 2.000% to 6.331%(r),
       maturities ranging from 01/01/19 to
       09/01/45, valued at $345,176) to be
       repurchased at $334,087................. $        334     334,085  0.0%
                                                             ----------- ----
  TOTAL SECURITIES LENDING COLLATERAL..........              673,099,827 14.6%
                                                             ----------- ----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         PERCENTAGE
                                            VALUE+     OF NET ASSETS**
                                        -------------- ---------------
         TOTAL INVESTMENTS -- (100.0%)
           (Cost $4,548,335,610)....... $5,273,501,805           114.6%
                                        ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  635,839,678 $     27,736      -- $  635,867,414
   Consumer Staples..............    364,627,090           --      --    364,627,090
   Energy........................    475,428,084       25,889      --    475,453,973
   Financials....................    725,930,184           --      --    725,930,184
   Health Care...................    485,588,543           --      --    485,588,543
   Industrials...................    597,488,958       17,216      --    597,506,174
   Information Technology........    795,951,967           --      --    795,951,967
   Materials.....................    228,183,478           --      --    228,183,478
   Other.........................             --           --      --             --
   Real Estate Investment Trusts.      4,126,490           --      --      4,126,490
   Telecommunication Services....    114,275,413           --      --    114,275,413
   Utilities.....................    153,318,088           --      --    153,318,088
Rights/Warrants..................          4,275           --      --          4,275
Temporary Cash Investments.......     19,568,889           --      --     19,568,889
Securities Lending Collateral....             --  673,099,827      --    673,099,827
                                  -------------- ------------ ------- --------------
TOTAL............................ $4,600,331,137 $673,170,668      -- $5,273,501,805
                                  ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                 --------- -------------- ---------------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.2%)
   Comcast Corp. Class A........................ 1,024,762 $   31,081,031             0.5%
   Home Depot, Inc. (The).......................   301,629     15,621,366             0.2%
   Lowe's Cos., Inc.............................   606,612     19,090,080             0.3%
  #News Corp. Class A...........................   846,333     16,588,127             0.3%
   Time Warner, Inc.............................   505,637     18,941,162             0.3%
   Walt Disney Co. (The)........................   830,524     35,803,890             0.5%
   Other Securities.............................              799,927,446            12.0%
                                                           -------------- ---------------
Total Consumer Discretionary....................              937,053,102            14.1%
                                                           -------------- ---------------
Consumer Staples -- (5.5%)
  #Coca-Cola Co. (The)..........................   219,621     16,761,475             0.3%
   CVS Caremark Corp............................   637,453     28,443,153             0.4%
   Kraft Foods, Inc. Class A....................   806,654     32,161,295             0.5%
   Procter & Gamble Co. (The)...................   610,480     38,850,947             0.6%
   Wal-Mart Stores, Inc.........................   387,774     22,843,766             0.3%
   Other Securities.............................              284,627,081             4.3%
                                                           -------------- ---------------
Total Consumer Staples..........................              423,687,717             6.4%
                                                           -------------- ---------------
Energy -- (9.8%)
   Anadarko Petroleum Corp......................   239,394     17,526,035             0.3%
   Apache Corp..................................   188,754     18,109,059             0.3%
   Chevron Corp.................................   984,196    104,875,926             1.6%
   ConocoPhillips...............................   632,838     45,330,186             0.7%
   Exxon Mobil Corp............................. 1,268,253    109,500,964             1.6%
   National Oilwell Varco, Inc..................   194,038     14,700,319             0.2%
   Occidental Petroleum Corp....................   321,686     29,344,197             0.4%
   Schlumberger, Ltd............................   196,168     14,543,896             0.2%
   Other Securities.............................              402,494,380             6.1%
                                                           -------------- ---------------
Total Energy....................................              756,424,962            11.4%
                                                           -------------- ---------------
Financials -- (16.1%)
   Bank of America Corp......................... 4,531,729     36,752,322             0.5%
  *Berkshire Hathaway, Inc......................   223,481     17,979,046             0.3%
   Citigroup, Inc............................... 1,039,825     34,355,818             0.5%
   Goldman Sachs Group, Inc. (The)..............   215,233     24,784,080             0.4%
   JPMorgan Chase & Co.......................... 1,878,234     80,726,497             1.2%
   MetLife, Inc.................................   512,756     18,474,599             0.3%
  #PNC Financial Services Group, Inc............   257,595     17,083,700             0.3%
   Prudential Financial, Inc....................   231,600     14,021,064             0.2%
   Travelers Cos., Inc. (The)...................   235,445     15,143,822             0.2%
  #U.S. Bancorp.................................   900,099     28,956,185             0.4%
   Wells Fargo & Co............................. 2,459,604     82,224,562             1.2%
   Other Securities.............................              867,345,934            13.1%
                                                           -------------- ---------------
Total Financials................................            1,237,847,629            18.6%
                                                           -------------- ---------------
Health Care -- (9.0%)
   Amgen, Inc...................................   275,807     19,612,636             0.3%
   Johnson & Johnson............................   349,581     22,754,227             0.3%
   Merck & Co., Inc............................. 1,429,620     56,098,289             0.9%
   Pfizer, Inc.................................. 3,730,349     85,536,903             1.3%
   UnitedHealth Group, Inc......................   453,978     25,490,865             0.4%
   WellPoint, Inc...............................   203,028     13,769,359             0.2%
   Other Securities.............................              471,891,849             7.1%
                                                           -------------- ---------------
Total Health Care...............................              695,154,128            10.5%
                                                           -------------- ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                 ---------- -------------- ---------------
Industrials -- (12.1%)
   General Electric Co..........................  5,181,591 $  101,455,552             1.5%
   Union Pacific Corp...........................    234,080     26,319,955             0.4%
   Other Securities.............................               805,886,206            12.2%
                                                            -------------- ---------------
Total Industrials...............................               933,661,713            14.1%
                                                            -------------- ---------------
Information Technology -- (12.1%)
  *Apple, Inc...................................    101,098     59,065,496             0.9%
   Cisco Sytems, Inc............................    745,021     15,012,173             0.2%
  *Google, Inc..................................     29,049     17,581,326             0.3%
   Hewlett-Packard Co...........................    862,907     21,365,577             0.3%
   Intel Corp...................................  1,282,072     36,410,845             0.6%
   International Business Machines Corp.........    104,155     21,568,417             0.3%
   Microsoft Corp...............................    906,013     29,010,536             0.4%
   Oracle Corp..................................    517,147     15,198,950             0.2%
  #Visa, Inc....................................    232,750     28,623,595             0.4%
   Other Securities.............................               682,524,355            10.3%
                                                            -------------- ---------------
Total Information Technology....................               926,361,270            13.9%
                                                            -------------- ---------------
Materials -- (4.5%)
   Dow Chemical Co. (The).......................    547,213     18,539,576             0.3%
   Other Securities.............................               325,430,724             4.9%
                                                            -------------- ---------------
Total Materials.................................               343,970,300             5.2%
                                                            -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
Real Estate Investment Trusts -- (0.0%)
   Other Securities.............................                 2,596,968             0.0%
                                                            -------------- ---------------
Telecommunication Services -- (2.7%)
   AT&T, Inc....................................  2,908,187     95,708,434             1.4%
   Verizon Communications, Inc..................  1,386,217     55,975,442             0.9%
   Other Securities.............................                53,889,499             0.8%
                                                            -------------- ---------------
Total Telecommunication Services................               205,573,375             3.1%
                                                            -------------- ---------------
Utilities -- (2.1%)
   Other Securities.............................               158,689,843             2.4%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             6,621,021,007            99.7%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                    10,027             0.0%
                                                            -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares..................... 21,758,872     21,758,872             0.3%
                                                            -------------- ---------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                 --------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund..............  1,044,972,044 1,044,972,044 15.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $306,316 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $307,266)
     to be repurchased at $297,395.............. $          297       297,393  0.0%
                                                                ------------- ----
TOTAL SECURITIES LENDING COLLATERAL.............                1,045,269,437 15.7%
                                                                ------------- ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,786,269,517)......................... $7,688,059,343           115.7%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------------
                                                 LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                              -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.................... $  936,988,381 $       64,721      -- $  937,053,102
   Consumer Staples..........................    423,687,717             --      --    423,687,717
   Energy....................................    756,424,962             --      --    756,424,962
   Financials................................  1,237,847,629             --      --  1,237,847,629
   Health Care...............................    695,154,128             --      --    695,154,128
   Industrials...............................    933,618,447         43,266      --    933,661,713
   Information Technology....................    926,361,270             --      --    926,361,270
   Materials.................................    343,970,300             --      --    343,970,300
   Other.....................................             --             --      --             --
   Real Estate Investment Trusts.............      2,596,968             --      --      2,596,968
   Telecommunication Services................    205,573,375             --      --    205,573,375
   Utilities.................................    158,689,843             --      --    158,689,843
Rights/Warrants..............................         10,027             --      --         10,027
Temporary Cash Investments...................     21,758,872             --      --     21,758,872
Securities Lending Collateral................             --  1,045,269,437      --  1,045,269,437
                                              -------------- -------------- ------- --------------
TOTAL........................................ $6,642,681,919 $1,045,377,424      -- $7,688,059,343
                                              ============== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.2%)
   Comcast Corp. Class A........................   278,044 $  8,433,075             0.4%
  #Dillard's, Inc. Class A......................    62,205    4,015,955             0.2%
  *Liberty Interactive Corp. Class A............   225,764    4,253,394             0.2%
  *Mohawk Industries, Inc.......................    61,901    4,148,605             0.2%
   Time Warner, Inc.............................   130,694    4,895,797             0.3%
  *Toll Brothers, Inc...........................   151,825    3,856,355             0.2%
   Walt Disney Co. (The)........................   118,253    5,097,887             0.3%
   Other Securities.............................            266,688,863            13.5%
                                                           ------------ ---------------
Total Consumer Discretionary....................            301,389,931            15.3%
                                                           ------------ ---------------
Consumer Staples -- (4.6%)
   Bunge, Ltd...................................    76,001    4,902,064             0.3%
   CVS Caremark Corp............................   121,704    5,430,432             0.3%
   Fortune Brands, Inc..........................    76,533    4,345,544             0.2%
   Kraft Foods, Inc. Class A....................   113,165    4,511,889             0.2%
  #Procter & Gamble Co. (The)...................    91,517    5,824,142             0.3%
   Other Securities.............................             79,664,938             4.0%
                                                           ------------ ---------------
Total Consumer Staples..........................            104,679,009             5.3%
                                                           ------------ ---------------
Energy -- (8.6%)
   Anadarko Petroleum Corp......................    68,323    5,001,927             0.3%
  #Apache Corp..................................    41,198    3,952,536             0.2%
   Chevron Corp.................................   141,904   15,121,290             0.8%
   ConocoPhillips...............................   164,346   11,772,104             0.6%
  *Denbury Resources, Inc.......................   215,040    4,094,362             0.2%
   Devon Energy Corp............................    57,923    4,045,922             0.2%
   Exxon Mobil Corp.............................   154,985   13,381,405             0.7%
   Murphy Oil Corp..............................   106,439    5,850,952             0.3%
  *Plains Exploration & Production Co...........   109,438    4,470,542             0.2%
   Other Securities.............................            128,941,948             6.5%
                                                           ------------ ---------------
Total Energy....................................            196,632,988            10.0%
                                                           ------------ ---------------
Financials -- (20.5%)
   American Financial Group, Inc................   127,737    4,971,524             0.3%
   Bank of America Corp......................... 1,252,365   10,156,680             0.5%
   Bank of New York Mellon Corp. (The)..........   163,628    3,869,802             0.2%
  *CIT Group, Inc...............................   104,979    3,973,455             0.2%
   Citigroup, Inc...............................   184,865    6,107,940             0.3%
   Goldman Sachs Group, Inc. (The)..............    43,159    4,969,759             0.3%
   JPMorgan Chase & Co..........................   570,669   24,527,354             1.2%
   KeyCorp......................................   499,016    4,012,089             0.2%
   M&T Bank Corp................................    45,707    3,943,143             0.2%
   MetLife, Inc.................................   141,103    5,083,941             0.3%
  #PNC Financial Services Group, Inc............    69,935    4,638,089             0.2%
   Principal Financial Group, Inc...............   157,281    4,351,965             0.2%
   Regions Financial Corp.......................   595,355    4,012,693             0.2%
   U.S. Bancorp.................................   130,334    4,192,845             0.2%
   Wells Fargo & Co.............................   351,390   11,746,968             0.6%
   Other Securities.............................            368,105,200            18.7%
                                                           ------------ ---------------
Total Financials................................            468,663,447            23.8%
                                                           ------------ ---------------
Health Care -- (7.3%)
  *Boston Scientific Corp.......................   767,057    4,801,777             0.3%
   Merck & Co., Inc.............................   149,737    5,875,680             0.3%
   Pfizer, Inc..................................   529,241   12,135,496             0.6%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                 ---------- -------------- ---------------
Health Care -- (Continued)
   Other Securities.............................            $  144,073,800             7.3%
                                                            -------------- ---------------
Total Health Care...............................               166,886,753             8.5%
                                                            -------------- ---------------
Industrials -- (12.5%)
   General Electric Co..........................    792,866     15,524,316             0.8%
  *Owens Corning, Inc...........................    115,475      3,966,566             0.2%
   Other Securities.............................               265,186,758            13.4%
                                                            -------------- ---------------
Total Industrials...............................               284,677,640            14.4%
                                                            -------------- ---------------
Information Technology -- (11.0%)
   Fidelity National Information Services, Inc..    140,139      4,718,480             0.3%
   Hewlett-Packard Co...........................    236,991      5,867,897             0.3%
   IAC/InterActiveCorp..........................    115,491      5,560,892             0.3%
   Intel Corp...................................    165,630      4,703,892             0.2%
  #Visa, Inc....................................     37,703      4,636,715             0.2%
   Xerox Corp...................................    731,469      5,690,829             0.3%
   Other Securities.............................               219,244,335            11.1%
                                                            -------------- ---------------
Total Information Technology....................               250,423,040            12.7%
                                                            -------------- ---------------
Materials -- (5.0%)
   Reliance Steel & Aluminum Co.................     70,931      3,964,334             0.2%
   Other Securities.............................               111,239,286             5.7%
                                                            -------------- ---------------
Total Materials.................................               115,203,620             5.9%
                                                            -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
Telecommunication Services -- (2.0%)
   AT&T, Inc....................................    570,322     18,769,297             0.9%
   Verizon Communications, Inc..................    200,794      8,108,062             0.4%
   Other Securities.............................                18,931,967             1.0%
                                                            -------------- ---------------
Total Telecommunication Services................                45,809,326             2.3%
                                                            -------------- ---------------
Utilities -- (1.1%)
   Other Securities.............................                26,272,984             1.3%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             1,960,638,738            99.5%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                     3,016             0.0%
                                                            -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares..................... 12,432,187     12,432,187             0.6%
                                                            -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund..............  311,018,596 311,018,596 15.8%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $682,316 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $684,432)
     to be repurchased at $662,444.............. $        662     662,440  0.0%
                                                              ----------- ----
TOTAL SECURITIES LENDING COLLATERAL.............              311,681,036 15.8%
                                                              ----------- ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                                    VALUE+     OF NET ASSETS**
                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,067,821,364)........................ $2,284,754,977           115.9%
                                                ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  301,363,904 $     26,027      -- $  301,389,931
   Consumer Staples...........    104,679,009           --      --    104,679,009
   Energy.....................    196,565,678       67,310      --    196,632,988
   Financials.................    468,663,447           --      --    468,663,447
   Health Care................    166,886,753           --      --    166,886,753
   Industrials................    284,645,016       32,624      --    284,677,640
   Information Technology.....    250,423,040           --      --    250,423,040
   Materials..................    115,203,620           --      --    115,203,620
   Other......................             --           --      --             --
   Telecommunication Services.     45,809,326           --      --     45,809,326
   Utilities..................     26,272,984           --      --     26,272,984
Rights/Warrants...............          3,016           --      --          3,016
Temporary Cash Investments....     12,432,187           --      --     12,432,187
Securities Lending Collateral.             --  311,681,036      --    311,681,036
                               -------------- ------------ ------- --------------
TOTAL......................... $1,972,947,980 $311,806,997      -- $2,284,754,977
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
COMMON STOCKS -- (80.8%)
Consumer Discretionary -- (14.7%)
   Aaron's, Inc.............................. 286,969 $  7,796,948             0.2%
  #Brinker International, Inc................ 322,412   10,146,306             0.2%
  #Buckle, Inc............................... 171,844    7,935,756             0.2%
 #*Cabela's, Inc............................. 277,885   10,506,832             0.2%
 #*Carter's, Inc............................. 215,859   11,721,144             0.3%
 #*Coinstar, Inc............................. 124,263    7,802,474             0.2%
  #Dillard's, Inc. Class A................... 175,813   11,350,487             0.3%
  #Domino's Pizza, Inc....................... 270,452   10,225,790             0.2%
  *Express, Inc.............................. 336,736    7,953,704             0.2%
  #HSN, Inc.................................. 206,075    7,975,102             0.2%
  #Penske Automotive Group, Inc.............. 337,541    8,924,584             0.2%
 #*Pier 1 Imports, Inc....................... 641,193   11,015,696             0.3%
   Rent-A-Center, Inc........................ 228,132    7,804,396             0.2%
  #Six Flags Entertainment Corp.............. 182,712    8,753,732             0.2%
  #Wolverine World Wide, Inc................. 192,788    8,087,457             0.2%
   Other Securities..........................          640,242,941            14.9%
                                                      ------------ ---------------
Total Consumer Discretionary.................          778,243,349            18.2%
                                                      ------------ ---------------
Consumer Staples -- (3.7%)
  #Casey's General Stores, Inc............... 144,677    8,152,549             0.2%
 #*Darling International, Inc................ 474,139    7,766,397             0.2%
  *Hain Celestial Group, Inc (The)........... 180,533    8,539,211             0.2%
  #Nu Skin Enterprises, Inc. Class A......... 252,750   13,471,575             0.3%
   PriceSmart, Inc........................... 115,776    9,556,151             0.2%
 #*United Natural Foods, Inc................. 164,064    8,086,715             0.2%
   Other Securities..........................          137,783,170             3.2%
                                                      ------------ ---------------
Total Consumer Staples.......................          193,355,768             4.5%
                                                      ------------ ---------------
Energy -- (4.1%)
  *CVR Energy, Inc........................... 328,935    9,986,467             0.2%
  *Helix Energy Solutions Group, Inc......... 411,469    8,398,082             0.2%
   Other Securities..........................          196,274,615             4.6%
                                                      ------------ ---------------
Total Energy.................................          214,659,164             5.0%
                                                      ------------ ---------------
Financials -- (12.3%)
   Delphi Financial Group, Inc. Class A...... 185,627    8,431,178             0.2%
   Fulton Financial Corp..................... 771,890    8,097,126             0.2%
   Other Securities..........................          635,746,373            14.8%
                                                      ------------ ---------------
Total Financials.............................          652,274,677            15.2%
                                                      ------------ ---------------
Health Care -- (8.3%)
 #*Align Technology, Inc..................... 286,722    9,091,955             0.2%
 #*Medicines Co. (The)....................... 351,538    7,765,474             0.2%
  #Medicis Pharmaceutical Corp. Class A...... 202,645    7,795,753             0.2%
  *Myriad Genetics, Inc...................... 338,879    8,814,243             0.2%
 #*Thoratec Corp............................. 319,166   11,110,168             0.3%
  *WellCare Health Plans, Inc................ 179,775   10,998,634             0.2%
   Other Securities..........................          385,627,713             9.0%
                                                      ------------ ---------------
Total Health Care............................          441,203,940            10.3%
                                                      ------------ ---------------
Industrials -- (14.9%)
  #Actuant Corp. Class A..................... 293,042    7,991,255             0.2%
  #Alexander & Baldwin, Inc.................. 163,316    8,355,247             0.2%
  *Chart Industries, Inc..................... 117,013    8,943,304             0.2%
  #EMCOR Group, Inc.......................... 272,700    7,995,564             0.2%
 #*Hexcel Corp............................... 299,983    8,213,535             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES         VALUE+     OF NET ASSETS**
                                                 ------------ -------------- ---------------
Industrials -- (Continued)
 #*Old Dominion Freight Line, Inc...............      191,772 $    8,528,101             0.2%
 #*Teledyne Technologies, Inc...................      128,530      8,305,609             0.2%
  #Toro Co......................................      118,416      8,462,007             0.2%
 #*United Rentals, Inc..........................      165,341      7,718,118             0.2%
Other Securities................................                 714,345,290            16.6%
                                                              -------------- ---------------
Total Industrials...............................                 788,858,030            18.4%
                                                              -------------- ---------------
Information Technology -- (15.3%)
 #*Anixter International, Inc...................      128,352      8,802,380             0.2%
 #*CommVault Systems, Inc.......................      159,126      8,285,691             0.2%
 #*NeuStar, Inc.................................      253,413      9,211,563             0.2%
 #*SolarWinds, Inc..............................      262,245     12,301,913             0.3%
 #*ViaSat, Inc..................................      162,825      7,864,448             0.2%
 #*Wright Express Corp..........................      136,186      8,691,391             0.2%
   Other Securities.............................                 752,380,451            17.5%
                                                              -------------- ---------------
Total Information Technology....................                 807,537,837            18.8%
                                                              -------------- ---------------
Materials -- (4.3%)
  #NewMarket Corp...............................       40,110      8,953,354             0.2%
   Other Securities.............................                 215,992,781             5.1%
                                                              -------------- ---------------
Total Materials.................................                 224,946,135             5.3%
                                                              -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                       1,730             0.0%
                                                              -------------- ---------------
Telecommunication Services -- (0.6%)
  *AboveNet, Inc................................      105,252      8,753,809             0.2%
   Other Securities.............................                  25,410,251             0.6%
                                                              -------------- ---------------
Total Telecommunication Services................                  34,164,060             0.8%
                                                              -------------- ---------------
Utilities -- (2.6%)
  #IDACORP, Inc.................................      188,896      7,695,623             0.2%
  #Portland General Electric Co.................      300,360      7,758,299             0.2%
   Other Securities.............................                 121,501,418             2.8%
                                                              -------------- ---------------
Total Utilities.................................                 136,955,340             3.2%
                                                              -------------- ---------------
TOTAL COMMON STOCKS.............................               4,272,200,030            99.7%
                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                      32,205             0.0%
                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares.....................   23,640,019     23,640,019             0.5%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@DFA Short Term Investment Fund..............  992,082,010    992,082,010            23.2%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $503,025 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $504,585)
     to be repurchased at $488,375.............. $        488        488,372             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 992,570,382            23.2%
                                                              -------------- ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,599,339,684)......................... $5,288,442,636           123.4%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  778,167,982 $     75,367      -- $  778,243,349
   Consumer Staples................    193,355,768           --      --    193,355,768
   Energy..........................    214,437,386      221,778      --    214,659,164
   Financials......................    652,274,677           --      --    652,274,677
   Health Care.....................    441,203,940           --      --    441,203,940
   Industrials.....................    788,540,212      317,818      --    788,858,030
   Information Technology..........    807,537,837           --      --    807,537,837
   Materials.......................    224,946,135           --      --    224,946,135
   Other...........................             --        1,730      --          1,730
   Telecommunication Services......     34,164,060           --      --     34,164,060
   Utilities.......................    136,955,340           --      --    136,955,340
Rights/Warrants....................         32,205           --      --         32,205
Temporary Cash Investments.........     23,640,019           --      --     23,640,019
Securities Lending Collateral......             --  992,570,382      --    992,570,382
                                    -------------- ------------ ------- --------------
TOTAL.............................. $4,295,255,561 $993,187,075      -- $5,288,442,636
                                    ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (15.8%)
 #*Asbury Automotive Group, Inc................. 295,080 $  8,238,634             0.2%
  *Dorman Products, Inc......................... 158,055    7,551,868             0.2%
  #Finish Line, Inc. Class A (The).............. 400,378    8,912,414             0.3%
  *Genesco, Inc................................. 140,786   10,558,950             0.3%
 #*Hibbett Sporting Goods, Inc.................. 213,043   12,722,928             0.4%
  *Papa John's International, Inc............... 217,901    8,777,052             0.3%
 #*Select Comfort Corp.......................... 290,114    8,378,492             0.2%
  #Sturm Ruger & Co., Inc....................... 189,301   10,803,408             0.3%
 #*Zumiez, Inc.................................. 221,700    8,127,522             0.2%
   Other Securities.............................          554,355,284            15.6%
                                                         ------------ ---------------
Total Consumer Discretionary....................          638,426,552            18.0%
                                                         ------------ ---------------
Consumer Staples -- (3.6%)
   Andersons, Inc. (The)........................ 164,550    8,293,320             0.2%
  #Cal-Maine Foods, Inc......................... 207,119    7,462,498             0.2%
  *Elizabeth Arden, Inc......................... 261,981   10,212,019             0.3%
   J & J Snack Foods Corp....................... 180,997   10,146,692             0.3%
   WD-40 Co..................................... 165,082    7,441,897             0.2%
   Other Securities.............................          104,279,906             3.0%
                                                         ------------ ---------------
Total Consumer Staples..........................          147,836,332             4.2%
                                                         ------------ ---------------
Energy -- (4.1%)
 #*Clayton Williams Energy, Inc................. 110,880    8,154,115             0.2%
   Other Securities.............................          157,961,970             4.5%
                                                         ------------ ---------------
Total Energy....................................          166,116,085             4.7%
                                                         ------------ ---------------
Financials -- (13.6%)
  #Bank of the Ozarks, Inc...................... 312,184    9,646,486             0.3%
   FBL Financial Group, Inc. Class A............ 289,468    8,429,308             0.2%
   Horace Mann Educators Corp................... 424,387    7,447,992             0.2%
   Infinity Property & Casualty Corp............ 141,994    7,583,900             0.2%
 #*World Acceptance Corp........................ 156,911   10,436,151             0.3%
   Other Securities.............................          507,862,698            14.3%
                                                         ------------ ---------------
Total Financials................................          551,406,535            15.5%
                                                         ------------ ---------------
Health Care -- (10.1%)
 #*Air Methods Corp............................. 115,182    9,687,958             0.3%
 #*Akorn, Inc................................... 733,196    8,893,667             0.3%
  *Amsurg Corp.................................. 295,558    8,500,248             0.2%
   Analogic Corp................................ 126,116    8,602,372             0.2%
 #*Ariad Pharmaceuticals, Inc................... 788,909   12,859,217             0.4%
   CONMED Corp.................................. 265,831    7,600,108             0.2%
  *Cyberonics, Inc.............................. 225,257    8,627,343             0.2%
   Other Securities.............................          343,230,746             9.7%
                                                         ------------ ---------------
Total Health Care...............................          408,001,659            11.5%
                                                         ------------ ---------------
Industrials -- (15.3%)
 #*Colfax Corp.................................. 234,484    7,946,663             0.2%
   Kaman Corp................................... 236,632    8,135,408             0.2%
   Raven Industries, Inc........................ 178,996   10,777,349             0.3%
  #TAL International Group, Inc................. 210,541    8,697,449             0.2%
  #Titan International, Inc..................... 319,702    9,236,191             0.3%
   UniFirst Corp................................ 129,866    7,890,658             0.2%
   Other Securities.............................          566,108,056            16.0%
                                                         ------------ ---------------
Total Industrials...............................          618,791,774            17.4%
                                                         ------------ ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES         VALUE+     OF NET ASSETS**
                                                 ------------ -------------- ---------------
Information Technology -- (17.2%)
   Cabot Microelectronics Corp..................      230,045 $    7,908,947             0.2%
   Forrester Research, Inc......................      256,389      9,088,990             0.3%
 #*iGATE Corp...................................      521,424     10,146,911             0.3%
  *Insight Enterprises, Inc.....................      398,956      8,102,796             0.2%
 #*Liquidity Services, Inc......................      144,598      7,711,411             0.2%
  #Littlefuse, Inc..............................      117,934      7,390,924             0.2%
  *Loral Space & Communications, Inc............      126,670      7,859,874             0.2%
 #*Manhattan Associates, Inc....................      238,948     11,983,242             0.4%
   MTS Systems Corp.............................      170,976      8,201,719             0.2%
  *OSI Systems, Inc.............................      150,502     10,062,564             0.3%
  *ScanSource, Inc..............................      236,107      7,782,087             0.2%
 #*Tyler Technologies, Inc......................      364,519     14,562,534             0.4%
   Other Securities.............................                 586,492,339            16.5%
                                                              -------------- ---------------
Total Information Technology....................                 697,294,338            19.6%
                                                              -------------- ---------------
Materials -- (5.0%)
  #AMCOL International Corp.....................      263,102      8,671,842             0.3%
   Buckeye Technologies, Inc....................      257,175      8,335,042             0.2%
   Stepan Co....................................       85,522      7,770,529             0.2%
   Other Securities.............................                 178,190,488             5.0%
                                                              -------------- ---------------
Total Materials.................................                 202,967,901             5.7%
                                                              -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                       9,955             0.0%
                                                              -------------- ---------------
Telecommunication Services -- (1.0%)
   Other Securities.............................                  41,651,029             1.2%
                                                              -------------- ---------------
Utilities -- (1.7%)
  #CH Energy Group, Inc.........................      129,612      8,505,139             0.2%
  #MGE Energy, Inc..............................      196,967      9,009,271             0.3%
   Other Securities.............................                  52,040,223             1.5%
                                                              -------------- ---------------
Total Utilities.................................                  69,554,633             2.0%
                                                              -------------- ---------------
TOTAL COMMON STOCKS.............................               3,542,056,793            99.8%
                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                      49,302             0.0%
                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares.....................   23,805,550     23,805,550             0.6%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund..............  484,821,225    484,821,225            13.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $564,332 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $566,082)
     to be repurchased at $547,896.............. $        548        547,893             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 485,369,118            13.7%
                                                              -------------- ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,526,507,966)......................... $4,051,280,763           114.1%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                              -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.................... $  638,243,286 $    183,266      -- $  638,426,552
   Consumer Staples..........................    147,836,332           --      --    147,836,332
   Energy....................................    166,116,085           --      --    166,116,085
   Financials................................    551,405,553          982      --    551,406,535
   Health Care...............................    408,001,659           --      --    408,001,659
   Industrials...............................    618,512,337      279,437      --    618,791,774
   Information Technology....................    697,294,140          198      --    697,294,338
   Materials.................................    202,967,901           --      --    202,967,901
   Other.....................................             --        9,955      --          9,955
   Telecommunication Services................     41,650,488          541      --     41,651,029
   Utilities.................................     69,554,633           --      --     69,554,633
Rights/Warrants..............................         49,302           --      --         49,302
Temporary Cash Investments...................     23,805,550           --      --     23,805,550
Securities Lending Collateral................             --  485,369,118      --    485,369,118
                                              -------------- ------------ ------- --------------
TOTAL........................................ $3,565,437,266 $485,843,497      -- $4,051,280,763
                                              ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (84.7%)
Real Estate Investment Trusts -- (84.7%)
   Alexander's, Inc..............................     48,481 $   18,889,652             0.5%
  #Alexandria Real Estate Equities, Inc..........    528,995     39,632,305             1.1%
  #American Campus Communities, Inc..............    645,000     28,670,250             0.8%
  #Apartment Investment & Management Co. Class A.  1,080,080     29,324,172             0.8%
  #AvalonBay Communities, Inc....................    815,226    118,533,860             3.3%
  #BioMed Realty Trust, Inc......................  1,288,125     25,530,637             0.7%
   Boston Properties, Inc........................  1,288,587    139,489,543             3.9%
  #BRE Properties, Inc...........................    650,432     34,147,680             1.0%
  #Camden Property Trust.........................    655,413     44,351,798             1.2%
  #CBL & Associates Properties, Inc..............  1,226,022     22,840,790             0.6%
  #DDR Corp......................................  2,169,519     32,108,881             0.9%
  #Digital Realty Trust, Inc.....................    903,607     67,851,850             1.9%
  #Douglas Emmett, Inc...........................  1,126,607     26,182,347             0.7%
  #Duke Realty Corp..............................  2,244,095     33,235,047             0.9%
  #Entertainment Properties Trust................    399,914     19,191,873             0.5%
  #Equity Lifestyle Properties, Inc..............    330,966     23,147,762             0.6%
  #Equity Residential............................  2,602,656    159,907,185             4.4%
  #Essex Property Trust, Inc.....................    296,514     46,840,317             1.3%
  #Extra Space Storage, Inc......................    775,858     23,547,290             0.7%
  #Federal Realty Investment Trust...............    570,549     57,431,462             1.6%
  #General Growth Properties, Inc................  3,768,676     67,082,433             1.9%
  #HCP, Inc......................................  3,410,847    141,379,608             3.9%
   Health Care REIT, Inc.........................  1,741,141     98,653,049             2.7%
  #Highwoods Properties, Inc.....................    655,670     22,771,419             0.6%
   Home Properties, Inc..........................    401,711     24,524,457             0.7%
  #Hospitality Properties Trust..................  1,129,465     31,150,645             0.9%
  #Host Hotels & Resorts, Inc....................  6,263,417    104,223,259             2.9%
  #Kilroy Realty Corp............................    523,151     24,823,515             0.7%
   Kimco Realty Corp.............................  3,688,342     71,590,718             2.0%
  #LaSalle Hotel Properties......................    724,050     21,294,310             0.6%
   Liberty Property Trust........................  1,048,979     38,235,285             1.1%
  #Macerich Co. (The)............................  1,131,317     69,655,188             1.9%
  #Mack-Cali Realty Corp.........................    756,315     21,721,367             0.6%
  #Mid-America Apartment Communities, Inc........    322,753     21,969,797             0.6%
  #National Retail Properties, Inc...............    867,021     23,739,035             0.7%
  #Piedmont Office Realty Trust, Inc. Class A....  1,446,270     25,656,830             0.7%
  #Post Properties, Inc..........................    454,363     22,127,478             0.6%
   ProLogis, Inc.................................  3,840,930    137,428,475             3.8%
   Public Storage................................  1,324,670    189,772,224             5.3%
  #Realty Income Corp............................  1,118,294     43,993,686             1.2%
  #Regency Centers Corp..........................    759,307     34,138,443             1.0%
  #Senior Housing Properties Trust...............  1,367,388     30,191,927             0.8%
  #Simon Property Group, Inc.....................  2,680,150    417,031,340            11.6%
  #SL Green Realty Corp..........................    754,302     62,184,657             1.7%
  #Tanger Factory Outlet Centers, Inc............    763,527     23,913,666             0.7%
  #Taubman Centers, Inc..........................    507,618     39,177,957             1.1%
  #UDR, Inc......................................  1,843,656     48,543,462             1.4%
  #Ventas, Inc...................................  2,398,518    141,008,873             3.9%
  #Vornado Realty Trust..........................  1,508,390    129,480,198             3.6%
  #Weingarten Realty Investors...................  1,049,531     27,875,544             0.8%
   Other Securities..............................               420,273,334            11.7%
                                                             -------------- ---------------
TOTAL COMMON STOCKS..............................             3,566,466,880            99.1%
                                                             -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares...................... 30,065,272     30,065,272             0.9%
                                                             -------------- ---------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                 SHARES/ FACE                  PERCENTAGE
                                                    AMOUNT        VALUE+     OF NET ASSETS*
                                                 ------------ -------------- --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@DFA Short Term Investment Fund..............  615,643,335 $  615,643,335           17.1%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $581,277 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $583,079)
     to be repurchased at $564,347.............. $        564        564,344            0.0%
                                                              -------------- --------------
TOTAL SECURITIES LENDING COLLATERAL.............                 616,207,679           17.1%
                                                              -------------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,085,720,573).........................              $4,212,739,831          117.1%
                                                              ============== ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                           --------------------------------------------------
                                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                           -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts.......... $3,566,466,880           --      -- $3,566,466,880
Temporary Cash Investments................     30,065,272           --      --     30,065,272
Securities Lending Collateral.............             -- $616,207,679      --    616,207,679
                                           -------------- ------------ ------- --------------
TOTAL..................................... $3,596,532,152 $616,207,679      -- $4,212,739,831
                                           ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
COMMON STOCKS -- (83.8%)
AUSTRALIA -- (6.5%)
   Australia & New Zealand Banking Group, Ltd... 456,726 $ 11,314,584             0.6%
  #BHP Billiton, Ltd............................ 333,112   12,360,858             0.6%
  #BHP Billiton, Ltd. Sponsored ADR.............  94,000    6,984,200             0.4%
  #Commonwealth Bank of Australia NL............ 258,775   13,959,083             0.7%
  #National Australia Bank, Ltd................. 399,549   10,443,925             0.5%
   Westpac Banking Corp......................... 428,372   10,095,099             0.5%
   Other Securities.............................           85,764,130             4.4%
                                                         ------------ ---------------
TOTAL AUSTRALIA.................................          150,921,879             7.7%
                                                         ------------ ---------------
AUSTRIA -- (0.2%)
   Other Securities.............................            5,184,556             0.3%
                                                         ------------ ---------------
BELGIUM -- (0.7%)
  #Anheuser-Busch InBev NV...................... 101,785    7,336,184             0.4%
   Other Securities.............................            9,256,328             0.4%
                                                         ------------ ---------------
TOTAL BELGIUM...................................           16,592,512             0.8%
                                                         ------------ ---------------
CANADA -- (9.4%)
  #Bank of Montreal............................. 114,316    6,789,411             0.4%
   Bank of Nova Scotia.......................... 182,327   10,114,410             0.5%
   Barrick Gold Corp............................ 166,000    6,714,947             0.3%
  #Royal Bank of Canada......................... 231,780   13,395,070             0.7%
   Suncor Energy, Inc........................... 277,879    9,178,713             0.5%
  #Toronto Dominion Bank........................ 160,784   13,588,962             0.7%
   Other Securities.............................          157,197,706             8.0%
                                                         ------------ ---------------
TOTAL CANADA....................................          216,979,219            11.1%
                                                         ------------ ---------------
DENMARK -- (0.9%)
   Other Securities.............................           21,590,680             1.1%
                                                         ------------ ---------------
FINLAND -- (0.6%)
   Other Securities.............................           15,041,944             0.8%
                                                         ------------ ---------------
FRANCE -- (6.8%)
   BNP Paribas SA............................... 168,361    6,794,936             0.3%
  #LVMH Moet Hennessy Louis Vuitton SA..........  42,051    6,976,066             0.4%
   Sanofi SA.................................... 145,482   11,112,155             0.6%
   Total SA..................................... 221,099   10,613,528             0.5%
   Total SA Sponsored ADR....................... 144,707    6,961,854             0.4%
   Other Securities.............................          113,834,819             5.8%
                                                         ------------ ---------------
TOTAL FRANCE....................................          156,293,358             8.0%
                                                         ------------ ---------------
GERMANY -- (6.2%)
  #BASF SE...................................... 141,010   11,609,762             0.6%
  #Bayer AG.....................................  99,729    7,027,277             0.4%
   Daimler AG................................... 163,887    9,068,099             0.5%
   SAP AG....................................... 102,924    6,825,239             0.3%
   Siemens AG...................................  72,344    6,714,982             0.3%
   Other Securities.............................          101,800,389             5.2%
                                                         ------------ ---------------
TOTAL GERMANY...................................          143,045,748             7.3%
                                                         ------------ ---------------
GREECE -- (0.1%)
   Other Securities.............................            1,196,440             0.1%
                                                         ------------ ---------------
HONG KONG -- (2.2%)
   Other Securities.............................           50,447,891             2.6%
                                                         ------------ ---------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
IRELAND -- (0.2%)
   Other Securities.............................           $  5,529,947             0.3%
                                                           ------------ ---------------
ISRAEL -- (0.4%)
   Other Securities.............................              9,839,423             0.5%
                                                           ------------ ---------------
ITALY -- (1.6%)
   Other Securities.............................             36,235,246             1.8%
                                                           ------------ ---------------
JAPAN -- (15.9%)
  #Mitsubishi UFJ Financial Group, Inc. ADR..... 1,455,897    6,930,070             0.4%
   Sumitomo Mitsui Financial Group, Inc.........   236,140    7,556,192             0.4%
   Toyota Motor Corp............................   295,300   12,100,735             0.6%
  #Toyota Motor Corp. Sponsored ADR.............    81,534    6,667,851             0.3%
   Other Securities.............................            335,854,691            17.2%
                                                           ------------ ---------------
TOTAL JAPAN.....................................            369,109,539            18.9%
                                                           ------------ ---------------
NETHERLANDS -- (1.9%)
   Unilever NV..................................   266,590    9,131,834             0.5%
   Other Securities.............................             33,969,423             1.7%
                                                           ------------ ---------------
TOTAL NETHERLANDS...............................             43,101,257             2.2%
                                                           ------------ ---------------
NEW ZEALAND -- (0.1%)
   Other Securities.............................              2,124,086             0.1%
                                                           ------------ ---------------
NORWAY -- (0.9%)
   Other Securities.............................             20,705,191             1.1%
                                                           ------------ ---------------
PORTUGAL -- (0.2%)
   Other Securities.............................              3,745,151             0.2%
                                                           ------------ ---------------
SINGAPORE -- (1.4%)
   Other Securities.............................             31,547,557             1.6%
                                                           ------------ ---------------
SPAIN -- (2.0%)
   Other Securities.............................             45,786,247             2.3%
                                                           ------------ ---------------
SWEDEN -- (2.4%)
   Other Securities.............................             56,476,053             2.9%
                                                           ------------ ---------------
SWITZERLAND -- (6.1%)
   Nestle SA....................................   518,109   31,754,526             1.6%
   Novartis AG..................................   245,458   13,553,271             0.7%
   Novartis AG ADR..............................   147,100    8,115,507             0.4%
   Roche Holding AG Genusschein.................   110,635   20,219,714             1.0%
  *UBS AG.......................................   612,736    7,651,964             0.4%
   Other Securities.............................             60,446,363             3.1%
                                                           ------------ ---------------
TOTAL SWITZERLAND...............................            141,741,345             7.2%
                                                           ------------ ---------------
UNITED KINGDOM -- (17.1%)
   Anglo American P.L.C.........................   234,651    9,068,045             0.5%
   BG Group P.L.C...............................   495,973   11,702,594             0.6%
  #BHP Billiton P.L.C. ADR......................   113,263    7,289,607             0.4%
   BP P.L.C. Sponsored ADR......................   517,641   22,470,796             1.1%
   British American Tobacco P.L.C...............   282,921   14,510,905             0.7%
   GlaxoSmithKline P.L.C........................   513,282   11,857,598             0.6%
   GlaxoSmithKline P.L.C. Sponsored AD..........   154,591    7,146,742             0.4%
   HSBC Holdings P.L.C.......................... 1,512,952   13,657,702             0.7%
  #HSBC Holdings P.L.C. Sponsored ADR...........   339,416   15,331,421             0.8%
   Rio Tinto P.L.C..............................   150,148    8,416,525             0.4%
   Royal Dutch Shell P.L.C. ADR.................   267,024   19,588,881             1.0%
   SABmiller P.L.C..............................   159,746    6,713,889             0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Standard Chartered P.L.C.....................   430,925 $   10,534,257             0.5%
   Tesco P.L.C.................................. 1,379,841      7,109,883             0.4%
   Vodafone Group P.L.C......................... 3,189,133      8,827,408             0.5%
   Vodafone Group P.L.C. Sponsored ADR..........   680,782     18,946,163             1.0%
   Xstrata P.L.C................................   353,374      6,786,735             0.3%
   Other Securities.............................              195,960,562            10.0%
                                                           -------------- ---------------
TOTAL UNITED KINGDOM............................              395,919,713            20.2%
                                                           -------------- ---------------
TOTAL COMMON STOCKS.............................            1,939,154,982            99.1%
                                                           -------------- ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Other Securities.............................                1,177,119             0.1%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                   53,405             0.0%
                                                           -------------- ---------------
TOTAL PREFERRED STOCKS..........................                1,230,524             0.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities.............................                        4             0.0%
                                                           -------------- ---------------
FRANCE -- (0.0%)
   Other Securities.............................                       15             0.0%
                                                           -------------- ---------------
NORWAY -- (0.0%)
   Other Securities.............................                        3             0.0%
                                                           -------------- ---------------
SPAIN -- (0.0%)
   Other Securities.............................                        2             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                       24             0.0%
                                                           -------------- ---------------


                                                   SHARES/
                                                    FACE
                                                   AMOUNT         VALUE+
                                                 ------------ --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (16.2%)
(S)@DFA Short Term Investment Fund..............  374,000,000    374,000,000  19.1%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $835,721) to be repurchased at
     $819,339................................... $        819        819,334   0.1%
                                                              -------------- -----
TOTAL SECURITIES LENDING COLLATERAL.............                 374,819,334  19.2%
                                                              -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,173,606,545).........................              $2,315,204,864 118.4%
                                                              ============== =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
   Australia....................... $  9,251,552 $  141,670,327      -- $  150,921,879
   Austria.........................       52,320      5,132,236      --      5,184,556
   Belgium.........................    2,653,908     13,938,604      --     16,592,512
   Canada..........................  216,979,219             --      --    216,979,219
   Denmark.........................    3,900,588     17,690,092      --     21,590,680
   Finland.........................    1,042,310     13,999,634      --     15,041,944
   France..........................   14,168,008    142,125,350      --    156,293,358
   Germany.........................   23,887,029    119,158,719      --    143,045,748
   Greece..........................           --      1,196,440      --      1,196,440
   Hong Kong.......................           --     50,447,891      --     50,447,891
   Ireland.........................    2,019,734      3,510,213      --      5,529,947
   Israel..........................    6,259,251      3,580,172      --      9,839,423
   Italy...........................    5,672,778     30,562,468      --     36,235,246
   Japan...........................   33,945,104    335,164,435      --    369,109,539
   Netherlands.....................    3,291,364     39,809,893      --     43,101,257
   New Zealand.....................           --      2,124,086      --      2,124,086
   Norway..........................    1,282,811     19,422,380      --     20,705,191
   Portugal........................      108,808      3,636,343      --      3,745,151
   Singapore.......................           --     31,547,557      --     31,547,557
   Spain...........................   16,282,483     29,503,764      --     45,786,247
   Sweden..........................      659,580     55,816,473      --     56,476,053
   Switzerland.....................   16,053,216    125,688,129      --    141,741,345
   United Kingdom..................  132,875,152    263,044,561      --    395,919,713
Preferred Stocks
   Germany.........................           --      1,177,119      --      1,177,119
   United Kingdom..................           --         53,405      --         53,405
Rights/Warrants
   Belgium.........................           --              4      --              4
   France..........................           --             15      --             15
   Norway..........................           --              3      --              3
   Spain...........................           --              2      --              2
Securities Lending Collateral......           --    374,819,334      --    374,819,334
                                    ------------ -------------- ------- --------------
TOTAL.............................. $490,385,215 $1,824,819,649      -- $2,315,204,864
                                    ============ ============== ======= ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                   SHARES    VALUE++    OF NET ASSETS**
                                                   ------- ------------ ---------------
COMMON STOCKS -- (84.8%)
AUSTRALIA -- (6.0%)
   Australia & New Zealand Banking Group, Ltd..... 803,552 $ 19,906,589             0.3%
  #Commonwealth Bank of Australia NL.............. 291,226   15,709,586             0.3%
  #National Australia Bank, Ltd................... 935,297   24,447,996             0.4%
   Wesfarmers, Ltd................................ 435,744   13,683,153             0.2%
   Westpac Banking Corp........................... 652,008   15,365,350             0.3%
   Other Securities...............................          324,853,928             5.5%
                                                           ------------ ---------------
TOTAL AUSTRALIA...................................          413,966,602             7.0%
                                                           ------------ ---------------
AUSTRIA -- (0.4%)
   Other Securities...............................           28,142,378             0.5%
                                                           ------------ ---------------
BELGIUM -- (0.9%)
   Other Securities...............................           59,136,219             1.0%
                                                           ------------ ---------------
CANADA -- (9.6%)
  #Bank of Montreal............................... 266,573   15,832,199             0.3%
  #Bank of Nova Scotia............................ 264,875   14,693,678             0.2%
   Canadian National Resources, Ltd............... 378,150   13,137,731             0.2%
  #Royal Bank of Canada........................... 326,040   18,842,561             0.3%
   Suncor Energy, Inc............................. 654,429   21,616,661             0.4%
  #Toronto Dominion Bank.......................... 350,772   29,646,155             0.5%
   Other Securities...............................          550,244,622             9.3%
                                                           ------------ ---------------
TOTAL CANADA......................................          664,013,607            11.2%
                                                           ------------ ---------------
CHINA -- (0.0%)
   Other Securities...............................              177,538             0.0%
                                                           ------------ ---------------
DENMARK -- (0.8%)
   Other Securities...............................           56,390,298             0.9%
                                                           ------------ ---------------
FINLAND -- (1.3%)
   Other Securities...............................           86,625,407             1.5%
                                                           ------------ ---------------
FRANCE -- (5.9%)
   BNP Paribas SA................................. 412,437   16,645,677             0.3%
   GDF Suez SA.................................... 531,910   12,246,800             0.2%
   Sanofi SA ADR.................................. 562,231   21,465,980             0.4%
  #Total SA Sponsored ADR......................... 497,184   23,919,522             0.4%
   Other Securities...............................          332,549,935             5.6%
                                                           ------------ ---------------
TOTAL FRANCE......................................          406,827,914             6.9%
                                                           ------------ ---------------
GERMANY -- (5.3%)
   Bayerische Motoren Werke AG.................... 146,243   13,909,458             0.2%
   Daimler AG..................................... 406,057   22,467,707             0.4%
   Deutsche Bank AG............................... 331,650   14,397,919             0.3%
  #E.ON AG........................................ 592,057   13,405,193             0.2%
  #Munchener Rueckversicherungs-Gesellschaft AG...  84,700   12,302,677             0.2%
   Siemens AG Sponsored ADR....................... 133,713   12,417,926             0.2%
   Other Securities...............................          274,964,716             4.6%
                                                           ------------ ---------------
TOTAL GERMANY.....................................          363,865,596             6.1%
                                                           ------------ ---------------
GREECE -- (0.3%)
   Other Securities...............................           19,023,158             0.3%
                                                           ------------ ---------------
HONG KONG -- (2.1%)
   Other Securities...............................          143,741,558             2.4%
                                                           ------------ ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
IRELAND -- (0.5%)
   Other Securities.............................           $   35,090,814             0.6%
                                                           -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities.............................               39,191,586             0.7%
                                                           -------------- ---------------
ITALY -- (1.8%)
   Other Securities.............................              126,012,335             2.1%
                                                           -------------- ---------------
JAPAN -- (17.3%)
   Honda Motor Co., Ltd. Sponsored ADR..........   407,432     14,683,849             0.2%
   Mitsubishi UFJ Financial Group, Inc.......... 3,578,700     17,183,174             0.3%
   Mizuho Financial Group, Inc.................. 9,729,760     15,339,037             0.3%
   Sumitomo Mitsui Financial Group, Inc.........   572,770     18,327,942             0.3%
  #Toyota Motor Corp. Sponsored ADR.............   346,941     28,372,835             0.5%
   Other Securities.............................            1,097,539,198            18.5%
                                                           -------------- ---------------
TOTAL JAPAN.....................................            1,191,446,035            20.1%
                                                           -------------- ---------------
NETHERLANDS -- (2.1%)
   Other Securities.............................              145,890,264             2.5%
                                                           -------------- ---------------
NEW ZEALAND -- (0.2%)
   Other Securities.............................               15,676,378             0.3%
                                                           -------------- ---------------
NORWAY -- (1.0%)
   Other Securities.............................               71,534,822             1.2%
                                                           -------------- ---------------
PORTUGAL -- (0.3%)
   Other Securities.............................               19,341,371             0.3%
                                                           -------------- ---------------
SINGAPORE -- (1.5%)
   Other Securities.............................              102,478,966             1.7%
                                                           -------------- ---------------
SPAIN -- (1.7%)
   Banco Santander SA Sponsored ADR............. 2,229,277     14,111,323             0.2%
   Other Securities.............................              106,176,410             1.8%
                                                           -------------- ---------------
TOTAL SPAIN.....................................              120,287,733             2.0%
                                                           -------------- ---------------
SWEDEN -- (2.7%)
   Other Securities.............................              185,291,511             3.1%
                                                           -------------- ---------------
SWITZERLAND -- (5.2%)
   Holcim, Ltd..................................   194,314     12,119,793             0.2%
   Nestle SA....................................   587,284     35,994,212             0.6%
   Novartis AG ADR..............................   627,200     34,602,624             0.6%
   Roche Holding AG Genusschein.................    82,873     15,145,916             0.3%
  *Swiss Re, Ltd................................   260,756     16,373,671             0.3%
  *UBS AG....................................... 1,371,785     17,131,114             0.3%
   Zurich Insurance Group AG....................    94,275     23,097,651             0.4%
   Other Securities.............................              204,468,901             3.4%
                                                           -------------- ---------------
TOTAL SWITZERLAND...............................              358,933,882             6.1%
                                                           -------------- ---------------
UNITED KINGDOM -- (17.3%)
   Anglo American P.L.C.........................   573,863     22,176,831             0.4%
  #AstraZeneca P.L.C. Sponsored ADR.............   314,863     13,822,486             0.2%
  #Barclays P.L.C. Sponsored ADR................ 1,247,292     17,761,438             0.3%
   BG Group P.L.C...............................   694,696     16,391,507             0.3%
   BP P.L.C. Sponsored ADR...................... 1,352,289     58,702,866             1.0%
  #HSBC Holdings P.L.C. Sponsored ADR........... 1,541,503     69,629,691             1.2%
   Imperial Tobacco Group P.L.C.................   308,273     12,327,992             0.2%
   Prudential P.L.C. ADR........................   637,394     15,622,527             0.3%
  #Rio Tinto P.L.C. Sponsored ADR...............   289,758     16,246,731             0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
  *Rolls-Royce Holdings P.L.C...................   906,583 $   12,121,422             0.2%
  #Royal Dutch Shell P.L.C. ADR................. 1,317,840     96,676,742             1.6%
   SABmiller P.L.C..............................   323,061     13,577,779             0.2%
   Standard Chartered P.L.C..................... 1,032,766     25,246,672             0.4%
   Tesco P.L.C.................................. 2,348,104     12,099,035             0.2%
   Vodafone Group P.L.C. Sponsored ADR.......... 2,064,129     57,444,710             1.0%
   Xstrata P.L.C................................   827,448     15,891,577             0.3%
   Other Securities.............................              718,627,706            12.1%
                                                           -------------- ---------------
TOTAL UNITED KINGDOM............................            1,194,367,712            20.2%
                                                           -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                   13,450             0.0%
                                                           -------------- ---------------
TOTAL COMMON STOCKS.............................            5,847,467,134            98.7%
                                                           -------------- ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities.............................                3,406,846             0.1%
                                                           -------------- ---------------
SWEDEN -- (0.0%)
   Other Securities.............................                   46,938             0.0%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                  155,957             0.0%
                                                           -------------- ---------------
TOTAL PREFERRED STOCKS..........................                3,609,741             0.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                    7,080             0.0%
                                                           -------------- ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                    1,596             0.0%
                                                           -------------- ---------------
CANADA -- (0.0%)
   Other Securities.............................                      586             0.0%
                                                           -------------- ---------------
DENMARK -- (0.0%)
   Other Securities.............................                   21,901             0.0%
                                                           -------------- ---------------
GERMANY -- (0.0%)
   Other Securities.............................                       --             0.0%
                                                           -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                   13,950             0.0%
                                                           -------------- ---------------
SINGAPORE -- (0.0%)
   Other Securities.............................                   62,101             0.0%
                                                           -------------- ---------------
SPAIN -- (0.0%)
   Other Securities.............................                        4             0.0%
                                                           -------------- ---------------
SWITZERLAND -- (0.0%)
   Other Securities.............................                      196             0.0%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                   21,796             0.0%
                                                           -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                       --             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                  129,210             0.0%
                                                           -------------- ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES/
                                                     FACE                        PERCENTAGE
                                                    AMOUNT          VALUE+     OF NET ASSETS**
                                                 -------------- -------------- ---------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@DFA Short Term Investment Fund..............  1,041,000,000 $1,041,000,000            17.6%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $378,065) to be repurchased at
     $370,654................................... $          371        370,652             0.0%
                                                                -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 1,041,370,652            17.6%
                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)...................
  (Cost $7,199,779,163).........................                $6,892,576,737           116.4%
                                                                ============== ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------------
                                                      LEVEL 1        LEVEL 2       LEVEL 3     TOTAL
                                                   -------------- -------------- --------- --------------
Common Stocks
   Australia...................................... $   22,070,516 $  391,896,086        -- $  413,966,602
   Austria........................................         91,560     28,050,818        --     28,142,378
   Belgium........................................      9,413,744     49,722,475        --     59,136,219
   Canada.........................................    663,423,530        590,077        --    664,013,607
   China..........................................             --        177,538        --        177,538
   Denmark........................................      3,345,848     53,044,450        --     56,390,298
   Finland........................................      2,759,357     83,866,050        --     86,625,407
   France.........................................     70,185,708    336,642,206        --    406,827,914
   Germany........................................     53,932,445    309,933,151        --    363,865,596
   Greece.........................................      1,635,193     17,387,965        --     19,023,158
   Hong Kong......................................        266,290    143,475,268        --    143,741,558
   Ireland........................................      9,630,127     25,460,687        --     35,090,814
   Israel.........................................     14,543,918     24,647,668        --     39,191,586
   Italy..........................................     14,487,941    111,524,394        --    126,012,335
   Japan..........................................     87,002,574  1,104,443,461        --  1,191,446,035
   Netherlands....................................     25,371,081    120,519,183        --    145,890,264
   New Zealand....................................        711,879     14,964,499        --     15,676,378
   Norway.........................................      9,051,641     62,483,181        --     71,534,822
   Portugal.......................................        205,473     19,135,898        --     19,341,371
   Singapore......................................             --    102,478,966        --    102,478,966
   Spain..........................................     28,621,650     91,666,083        --    120,287,733
   Sweden.........................................      7,466,084    177,825,427        --    185,291,511
   Switzerland....................................     61,561,055    297,372,827        --    358,933,882
   United Kingdom.................................    427,586,753    766,780,959        --  1,194,367,712
   United States..................................         13,450             --        --         13,450
Preferred Stocks
   Germany........................................             --      3,406,846        --      3,406,846
   Sweden.........................................             --         46,938        --         46,938
   United Kingdom.................................             --        155,957        --        155,957
Rights/Warrants
   Australia......................................             --          7,080        --          7,080
   Belgium........................................             --          1,596        --          1,596
   Canada.........................................             --            586        --            586
   Denmark........................................             --         21,901        --         21,901
   Germany........................................             --             --        --             --
   Hong Kong......................................             --         13,950        --         13,950
   Singapore......................................             --         62,101        --         62,101
   Spain..........................................             --              4        --              4
   Switzerland....................................             --            196        --            196
   United Kingdom.................................             --         21,796        --         21,796
   United States..................................             --             --        --             --
Securities Lending Collateral.....................             --  1,041,370,652        --  1,041,370,652
                                                   -------------- --------------    ------ --------------
TOTAL............................................. $1,513,377,817 $5,379,198,920        -- $6,892,576,737
                                                   ============== ==============    ====== ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company.... $1,987,831,116
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.......  1,402,660,503
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company.  1,295,919,946
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company...    770,233,996
Investment in The Canadian Small Company Series of The DFA Investment Trust Company.......    740,073,888
                                                                                           --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,009,154,841)................................................................  6,196,719,449
                                                                                           --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $6,009,154,841)................................................................ $6,196,719,449
                                                                                           ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $6,196,719,449      --      -- $6,196,719,449
                                  --------------  ------    ---- --------------
TOTAL............................ $6,196,719,449      --      -- $6,196,719,449
                                  ==============  ======    ==== ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                                        VALUE+
                                                                                     ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company. $322,208,865
                                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $364,847,808)............................................................ $322,208,865
                                                                                     ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                            VALUE+
                                                                                         ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company. $202,844,062
                                                                                         ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $192,687,771)................................................................ $202,844,062
                                                                                         ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                    UNITED KINDGOM SMALL COMPANY PORTFOLIO

                                                                                             VALUE+
                                                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company. $30,296,364
                                                                                           -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,966,792)................................................................... $30,296,364
                                                                                           ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                           VALUE+
                                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company. $120,533,638
                                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $122,331,854)............................................................... $120,533,638
                                                                                        ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (23.4%)
   CFS Retail Property Trust....................  9,691,577 $ 19,385,742             1.6%
  #Commonwealth Property Office Fund............ 12,028,614   13,019,738             1.0%
   Dexus Property Group......................... 24,257,926   23,535,617             1.9%
   Goodman Group................................  7,484,209   27,981,964             2.3%
   GPT Group....................................  8,754,543   29,804,772             2.4%
  *Investa Office Fund..........................  3,187,223    9,046,851             0.7%
   Stockland Trust Group........................ 11,843,453   38,046,283             3.1%
   Westfield Group.............................. 10,248,851   97,992,835             7.9%
   Westfield Retail Trust....................... 14,561,346   41,091,035             3.3%
   Other Securities.............................              26,107,677             2.1%
                                                            ------------ ---------------
TOTAL AUSTRALIA.................................             326,012,514            26.3%
                                                            ------------ ---------------
BELGIUM -- (1.4%)
  #Cofinimmo SA.................................     71,308    8,608,223             0.7%
   Other Securities.............................              11,157,941             0.9%
                                                            ------------ ---------------
TOTAL BELGIUM...................................              19,766,164             1.6%
                                                            ------------ ---------------
CANADA -- (6.9%)
   Boardwalk REIT...............................    109,825    6,538,248             0.5%
  #Calloway REIT................................    248,954    6,925,400             0.5%
  #Canadian REIT................................    159,293    6,238,848             0.5%
  #Chartwell Seniors Housing REIT...............    660,637    6,232,866             0.5%
   H&R REIT.....................................    633,619   15,650,457             1.3%
  #RioCan REIT..................................    640,255   17,590,242             1.4%
   Other Securities.............................              36,741,968             3.0%
                                                            ------------ ---------------
TOTAL CANADA....................................              95,918,029             7.7%
                                                            ------------ ---------------
CHINA -- (0.1%)
   Other Securities.............................               1,779,568             0.1%
                                                            ------------ ---------------
FRANCE -- (10.9%)
  #Fonciere des Regions SA......................    149,345   11,571,718             0.9%
  #Gecina SA....................................    118,125   10,957,894             0.9%
   ICADE SA.....................................    120,742   10,186,547             0.8%
   Klepierre SA.................................    565,039   17,912,894             1.4%
   Societe Immobiliere de Location pour
     l'Industrie et le Commerce SA..............     59,608    6,288,694             0.5%
  #Unibail-Rodamco SE...........................    463,432   86,716,122             7.0%
   Other Securities.............................               8,019,892             0.7%
                                                            ------------ ---------------
TOTAL FRANCE....................................             151,653,761            12.2%
                                                            ------------ ---------------
GERMANY -- (0.3%)
   Other Securities.............................               3,804,510             0.3%
                                                            ------------ ---------------
GREECE -- (0.0%)
   Other Securities.............................                 294,607             0.0%
                                                            ------------ ---------------
HONG KONG -- (4.1%)
   Link REIT (The).............................. 11,426,105   47,390,038             3.8%
   Other Securities.............................               9,597,501             0.8%
                                                            ------------ ---------------
TOTAL HONG KONG.................................              56,987,539             4.6%
                                                            ------------ ---------------
ISRAEL -- (0.0%)
   Other Securities.............................                 629,250             0.1%
                                                            ------------ ---------------
ITALY -- (0.2%)
   Other Securities.............................               3,020,168             0.2%
                                                            ------------ ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
JAPAN -- (14.1%)
   Advance Residence Investment Corp............      5,402 $   10,443,511             0.9%
   Frontier Real Estate Investment Corp.........        859      7,269,379             0.6%
   Japan Logistics Fund, Inc....................        709      6,220,453             0.5%
   Japan Prime Realty Investment Corp...........      3,333      9,571,734             0.8%
   Japan Real Estate Investment Corp............      2,684     23,777,170             1.9%
   Japan Retail Fund Investment Corp............      9,347     14,903,137             1.2%
   MORI TRUST Sogo REIT, Inc....................        834      7,374,361             0.6%
   Nippon Building Fund, Inc....................      3,044     28,924,593             2.3%
   Nomura Real Estate Office Fund, Inc..........      1,351      7,844,021             0.6%
   ORIX JREIT, Inc..............................      1,360      6,047,163             0.5%
   United Urban Investment Corp.................     10,327     12,167,793             1.0%
   Other Securities.............................                61,823,787             5.0%
                                                            -------------- ---------------
TOTAL JAPAN.....................................               196,367,102            15.9%
                                                            -------------- ---------------
MALAYSIA -- (0.1%)
   Other Securities.............................                 2,013,627             0.2%
                                                            -------------- ---------------
NETHERLANDS -- (2.7%)
  #Corio NV.....................................    324,182     14,522,431             1.2%
   Eurocommercial Properties NV.................    203,901      7,153,453             0.6%
  #Wereldhave NV................................    113,863      8,012,615             0.6%
   Other Securities.............................                 7,846,795             0.6%
                                                            -------------- ---------------
TOTAL NETHERLANDS...............................                37,535,294             3.0%
                                                            -------------- ---------------
NEW ZEALAND -- (0.7%)
   Other Securities.............................                 9,331,501             0.8%
                                                            -------------- ---------------
SINGAPORE -- (6.8%)
   Ascendas REIT................................  8,946,000     15,007,653             1.2%
   CapitaCommercial Trust....................... 10,019,000     10,419,954             0.8%
   CapitaMall Trust............................. 11,163,300     16,207,559             1.3%
   CDL Hospitality Trusts.......................  3,850,000      5,872,011             0.5%
   Suntec REIT.................................. 10,137,000     10,697,822             0.9%
   Other Securities.............................                36,752,643             3.0%
                                                            -------------- ---------------
TOTAL SINGAPORE.................................                94,957,642             7.7%
                                                            -------------- ---------------
SOUTH AFRICA -- (1.4%)
   Other Securities.............................                19,870,564             1.6%
                                                            -------------- ---------------
TAIWAN -- (0.6%)
   Other Securities.............................                 8,095,303             0.7%
                                                            -------------- ---------------
TURKEY -- (0.6%)
   Other Securities.............................                 8,557,351             0.7%
                                                            -------------- ---------------
UNITED KINGDOM -- (12.8%)
   British Land Co. P.L.C.......................  4,251,774     33,776,465             2.7%
   Capital Shopping Centres Group P.L.C.........  2,824,346     14,901,138             1.2%
   Derwent London P.L.C.........................    463,201     13,097,653             1.1%
   Great Portland Estates P.L.C.................  1,581,009      9,240,995             0.7%
   Hammerson P.L.C..............................  3,630,503     24,612,364             2.0%
   Land Securities Group P.L.C..................  3,988,053     47,096,234             3.8%
   Segro P.L.C..................................  3,742,802     13,431,660             1.1%
   Shaftesbury P.L.C............................  1,159,169      9,623,414             0.8%
   Other Securities.............................                12,581,546             1.0%
                                                            -------------- ---------------
TOTAL UNITED KINGDOM............................               178,361,469            14.4%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             1,214,955,963            98.1%
                                                            -------------- ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES        VALUE++     OF NET ASSETS**
                                                 ------------ -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   Other Securities.............................              $           --             0.0%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT        VALUE+
                                                 ------------ --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@DFA Short Term Investment Fund..............  180,000,000    180,000,000            14.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $495,493) to be repurchased at
     $485,780................................... $        486        485,777             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 180,485,777            14.5%
                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,374,453,565).........................              $1,395,441,740           112.6%
                                                              ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Australia..................          -- $  326,012,514     --  $  326,012,514
   Belgium....................          --     19,766,164     --      19,766,164
   Canada..................... $95,918,029             --     --      95,918,029
   China......................          --      1,779,568     --       1,779,568
   France.....................          --    151,653,761     --     151,653,761
   Germany....................          --      3,804,510     --       3,804,510
   Greece.....................          --        294,607     --         294,607
   Hong Kong..................          --     56,987,539     --      56,987,539
   Israel.....................          --        629,250     --         629,250
   Italy......................          --      3,020,168     --       3,020,168
   Japan......................          --    196,367,102     --     196,367,102
   Malaysia...................          --      2,013,627     --       2,013,627
   Netherlands................          --     37,535,294     --      37,535,294
   New Zealand................          --      9,331,501     --       9,331,501
   Singapore..................          --     94,957,642     --      94,957,642
   South Africa...............          --     19,870,564     --      19,870,564
   Taiwan.....................          --      8,095,303     --       8,095,303
   Turkey.....................          --      8,557,351     --       8,557,351
   United Kingdom.............          --    178,361,469     --     178,361,469
Rights/Warrants
   Netherlands................          --             --     --              --
Securities Lending Collateral.          --    180,485,777     --     180,485,777
                               ----------- -------------- ------  --------------
TOTAL......................... $95,918,029 $1,299,523,711     --  $1,395,441,740
                               =========== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               SHARES       VALUE+
                                                             ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc........................... 26,423,928 $  694,156,589
Investment in DFA International Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc.......... 86,577,486    432,887,430
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $868,353,338)....................................             1,127,044,019
                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio-Institutional Shares
     (Cost $2,144,261)......................................  2,144,261      2,144,261
                                                                        --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $870,497,599)....................................            $1,129,188,280
                                                                        ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $1,127,044,019      --      -- $1,127,044,019
Temporary Cash Investments..............      2,144,261      --      --      2,144,261
                                         -------------- ------- ------- --------------
TOTAL................................... $1,129,188,280      --      -- $1,129,188,280
                                         ============== ======= ======= ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (88.7%)
AUSTRALIA -- (5.9%)
  #Beach Energy, Ltd............................ 23,748,219 $ 34,412,826             0.4%
   Goodman Fielder, Ltd......................... 37,803,693   25,854,769             0.3%
   GrainCorp, Ltd...............................  2,965,452   28,392,122             0.3%
   Primary Health Care, Ltd..................... 10,019,264   29,426,570             0.4%
   Other Securities.............................             416,165,166             5.1%
                                                            ------------ ---------------
TOTAL AUSTRALIA.................................             534,251,453             6.5%
                                                            ------------ ---------------
AUSTRIA -- (0.8%)
  #Wienerberger AG..............................  2,509,358   29,320,060             0.3%
   Other Securities.............................              38,784,528             0.5%
                                                            ------------ ---------------
TOTAL AUSTRIA...................................              68,104,588             0.8%
                                                            ------------ ---------------
BELGIUM -- (0.9%)
   Other Securities.............................              79,168,575             1.0%
                                                            ------------ ---------------
CANADA -- (10.3%)
  *Canfor Corp..................................  2,740,809   30,020,300             0.4%
  *Celestica, Inc...............................  4,577,603   41,010,059             0.5%
   Groupe Aeroplan, Inc.........................  3,335,633   42,883,575             0.5%
   HudBay Minerals, Inc.........................  3,722,539   39,190,571             0.5%
   Laurentian Bank of Canada....................    707,853   31,550,101             0.4%
  *Petrobank Energy & Resources, Ltd............  2,233,989   32,022,356             0.4%
   RONA, Inc....................................  3,110,210   33,373,717             0.4%
   Sherritt International Corp..................  6,804,683   38,919,329             0.5%
  #West Fraser Timber Co., Ltd..................    758,023   33,325,848             0.4%
   Other Securities.............................             612,213,007             7.5%
                                                            ------------ ---------------
TOTAL CANADA....................................             934,508,863            11.5%
                                                            ------------ ---------------
CHINA -- (0.0%)
   Other Securities.............................                 157,853             0.0%
                                                            ------------ ---------------
DENMARK -- (0.6%)
   Other Securities.............................              56,966,289             0.7%
                                                            ------------ ---------------
FINLAND -- (2.4%)
  #Huhtamaki Oyj................................  1,928,287   30,602,569             0.4%
  #*Outokumpu Oyj............................... 24,037,488   39,106,313             0.5%
  #Pohjola Bank P.L.C. Series A.................  3,275,771   35,253,899             0.4%
   Other Securities.............................             112,952,434             1.4%
                                                            ------------ ---------------
TOTAL FINLAND...................................             217,915,215             2.7%
                                                            ------------ ---------------
FRANCE -- (3.4%)
   Arkema SA....................................    368,577   32,688,683             0.4%
   Havas SA.....................................  6,856,139   38,806,544             0.5%
   Nexans SA....................................    580,149   29,076,437             0.4%
   Other Securities.............................             208,376,584             2.5%
                                                            ------------ ---------------
TOTAL FRANCE....................................             308,948,248             3.8%
                                                            ------------ ---------------
GERMANY -- (4.7%)
   Aurubis AG...................................  1,045,010   58,162,017             0.7%
   Bilfinger Berger SE..........................    692,750   63,380,996             0.8%
   Kloeckner & Co. SE...........................  2,394,335   32,587,274             0.4%
   Other Securities.............................             273,785,538             3.3%
                                                            ------------ ---------------
TOTAL GERMANY...................................             427,915,825             5.2%
                                                            ------------ ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
GREECE -- (0.3%)
   Other Securities.............................            $   25,516,734             0.3%
                                                            -------------- ---------------
HONG KONG -- (2.0%)
   Other Securities.............................               177,621,688             2.2%
                                                            -------------- ---------------
IRELAND -- (0.3%)
   Other Securities.............................                23,790,746             0.3%
                                                            -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities.............................                58,495,228             0.7%
                                                            -------------- ---------------
ITALY -- (2.2%)
  #Banca Popolare di Milano Scarl............... 66,155,704     32,571,828             0.4%
   Other Securities.............................               167,636,909             2.1%
                                                            -------------- ---------------
TOTAL ITALY.....................................               200,208,737             2.5%
                                                            -------------- ---------------
JAPAN -- (22.9%)
   Aoyama Trading Co., Ltd......................  1,338,399     27,613,514             0.4%
   Other Securities.............................             2,050,175,684            25.1%
                                                            -------------- ---------------
TOTAL JAPAN.....................................             2,077,789,198            25.5%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
NETHERLANDS -- (1.4%)
   Other Securities.............................               126,213,592             1.5%
                                                            -------------- ---------------
NEW ZEALAND -- (0.4%)
   Other Securities.............................                36,622,800             0.5%
                                                            -------------- ---------------
NORWAY -- (1.1%)
   Other Securities.............................               102,112,119             1.3%
                                                            -------------- ---------------
PORTUGAL -- (0.2%)
   Other Securities.............................                17,486,839             0.2%
                                                            -------------- ---------------
SINGAPORE -- (1.3%)
   Other Securities.............................               116,790,255             1.4%
                                                            -------------- ---------------
SPAIN -- (1.2%)
   Other Securities.............................               111,302,764             1.4%
                                                            -------------- ---------------
SWEDEN -- (3.1%)
  #Holmen AB Series B...........................  1,273,311     33,821,382             0.4%
  #Trelleborg AB Series B.......................  6,786,568     77,816,853             1.0%
   Other Securities.............................               167,025,501             2.0%
                                                            -------------- ---------------
TOTAL SWEDEN....................................               278,663,736             3.4%
                                                            -------------- ---------------
SWITZERLAND -- (4.2%)
  *Clariant AG..................................  3,169,797     40,355,292             0.5%
   Helvetia Holding AG..........................    115,700     41,498,975             0.5%
   Other Securities.............................               297,012,159             3.6%
                                                            -------------- ---------------
TOTAL SWITZERLAND...............................               378,866,426             4.6%
                                                            -------------- ---------------
UNITED KINGDOM -- (18.5%)
   Amlin P.L.C.................................. 10,862,369     58,177,283             0.7%
   Ashtead Group P.L.C.......................... 12,335,561     49,462,360             0.6%
  *Barratt Developments P.L.C................... 21,303,926     46,238,674             0.6%
   Beazley P.L.C................................ 12,306,390     28,328,525             0.3%
   Bellway P.L.C................................  3,448,205     44,061,764             0.5%
   Bodycote P.L.C...............................  5,302,073     36,617,802             0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                    SHARES         VALUE++     OF NET ASSETS**
                                                 -------------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Bovis Homes Group P.L.C......................      3,849,825 $   28,887,236             0.4%
   Catlin Group, Ltd............................      8,969,846     61,454,052             0.8%
   Cookson Group P.L.C..........................      5,906,182     69,575,227             0.9%
   DS Smith P.L.C...............................     17,847,031     48,615,592             0.6%
   easyJet P.L.C................................      3,830,175     30,837,399             0.4%
   Greene King P.L.C............................      4,908,532     40,675,830             0.5%
   Hiscox, Ltd..................................     10,648,017     68,865,861             0.8%
   Inchcape P.L.C...............................      8,233,803     48,917,752             0.6%
   Logica P.L.C.................................     28,942,748     36,624,014             0.4%
   Meggitt P.L.C................................      7,033,226     46,639,872             0.6%
   Millennium & Copthorne Hotels P.L.C..........      4,813,561     37,961,009             0.5%
   Mondi P.L.C..................................      7,958,099     73,997,842             0.9%
   Persimmon P.L.C..............................      7,337,098     74,832,923             0.9%
  *Taylor Wimpey P.L.C..........................     69,658,557     56,816,421             0.7%
   Travis Perkins P.L.C.........................      5,109,001     87,163,637             1.1%
   Other Securities.............................                   596,969,019             7.3%
                                                                -------------- ---------------
TOTAL UNITED KINGDOM............................                 1,671,720,094            20.5%
                                                                -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                        10,350             0.0%
                                                                -------------- ---------------
TOTAL COMMON STOCKS.............................                 8,031,148,215            98.5%
                                                                -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                         8,636             0.0%
                                                                -------------- ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                        12,215             0.0%
                                                                -------------- ---------------
DENMARK -- (0.0%)
   Other Securities.............................                       127,213             0.0%
                                                                -------------- ---------------
GERMANY -- (0.0%)
   Other Securities.............................                            --             0.0%
                                                                -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                        93,981             0.0%
                                                                -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                            --             0.0%
                                                                -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                       242,045             0.0%
                                                                -------------- ---------------
                                                    SHARES/
                                                     FACE
                                                    AMOUNT         VALUE+
                                                 -------------- --------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@DFA Short Term Investment Fund..............  1,022,000,000  1,022,000,000            12.5%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38, valued
   at $510,716) to be repurchased at $500,705... $          501        500,702             0.0%
                                                                -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 1,022,500,702            12.5%
                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,721,383,550).........................                $9,053,890,962           111.0%
                                                                ============== ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia..................           -- $  534,251,453      -- $  534,251,453
   Austria....................           --     68,104,588      --     68,104,588
   Belgium....................           --     79,168,575      --     79,168,575
   Canada..................... $930,771,950      3,736,913      --    934,508,863
   China......................           --        157,853      --        157,853
   Denmark....................           --     56,966,289      --     56,966,289
   Finland....................           --    217,915,215      --    217,915,215
   France.....................           --    308,948,248      --    308,948,248
   Germany....................           --    427,915,825      --    427,915,825
   Greece.....................      347,581     25,169,153      --     25,516,734
   Hong Kong..................           --    177,621,688      --    177,621,688
   Ireland....................           --     23,790,746      --     23,790,746
   Israel.....................           --     58,495,228      --     58,495,228
   Italy......................           --    200,208,737      --    200,208,737
   Japan......................           --  2,077,789,198      --  2,077,789,198
   Malaysia...................           --             --      --             --
   Netherlands................           --    126,213,592      --    126,213,592
   New Zealand................           --     36,622,800      --     36,622,800
   Norway.....................           --    102,112,119      --    102,112,119
   Portugal...................           --     17,486,839      --     17,486,839
   Singapore..................           --    116,790,255      --    116,790,255
   Spain......................           --    111,302,764      --    111,302,764
   Sweden.....................           --    278,663,736      --    278,663,736
   Switzerland................           --    378,866,426      --    378,866,426
   United Kingdom.............           --  1,671,720,094      --  1,671,720,094
   United States..............       10,350             --      --         10,350
Rights/Warrants
   Australia..................           --          8,636      --          8,636
   Belgium....................           --         12,215      --         12,215
   Denmark....................           --        127,213      --        127,213
   Germany....................           --             --      --             --
   Hong Kong..................           --         93,981      --         93,981
   United Kingdom.............           --             --      --             --
Securities Lending Collateral.           --  1,022,500,702      --  1,022,500,702
                               ------------ -------------- ------- --------------
TOTAL......................... $931,129,881 $8,122,761,081      -- $9,053,890,962
                               ============ ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------- ----------- ---------------
COMMON STOCKS -- (88.1%)
AUSTRALIA -- (6.1%)
   Macquarie Group, Ltd.........................  29,586 $   891,736             0.2%
   National Australia Bank, Ltd.................  74,261   1,941,130             0.4%
   Origin Energy, Ltd...........................  66,269     910,465             0.2%
   Suncorp Group, Ltd........................... 115,486     973,816             0.2%
   Other Securities.............................          31,766,741             5.9%
                                                         ----------- ---------------
TOTAL AUSTRALIA.................................          36,483,888             6.9%
                                                         ----------- ---------------
AUSTRIA -- (0.5%)
   Other Securities.............................           2,908,509             0.5%
                                                         ----------- ---------------
BELGIUM -- (1.0%)
   Other Securities.............................           5,885,384             1.1%
                                                         ----------- ---------------
CANADA -- (9.9%)
  #Bank of Montreal.............................  15,400     914,631             0.2%
   Magna International, Inc.....................  20,960     918,518             0.2%
  #Sun Life Financial, Inc......................  35,778     877,201             0.2%
   Suncor Energy, Inc...........................  36,072   1,191,506             0.2%
   Toronto Dominion Bank........................  21,129   1,785,757             0.3%
   Viterra, Inc.................................  59,388     956,484             0.2%
   Other Securities.............................          52,843,458             9.9%
                                                         ----------- ---------------
TOTAL CANADA....................................          59,487,555            11.2%
                                                         ----------- ---------------
CHINA -- (0.0%)
   Other Securities.............................              33,507             0.0%
                                                         ----------- ---------------
DENMARK -- (1.0%)
   Other Securities.............................           5,952,213             1.1%
                                                         ----------- ---------------
FINLAND -- (1.5%)
 #*Nokia Oyj.................................... 301,254   1,091,051             0.2%
   Other Securities.............................           8,099,033             1.5%
                                                         ----------- ---------------
TOTAL FINLAND...................................           9,190,084             1.7%
                                                         ----------- ---------------
FRANCE -- (5.2%)
   Cie Generale des Etablissements Michelin SA
     Series B...................................  14,416   1,077,344             0.2%
   Sanofi SA....................................  20,001   1,527,709             0.3%
   Societe Generale SA..........................  39,711     940,126             0.2%
   Vivendi SA...................................  51,678     955,862             0.2%
   Other Securities.............................          26,933,300             5.0%
                                                         ----------- ---------------
TOTAL FRANCE....................................          31,434,341             5.9%
                                                         ----------- ---------------
GERMANY -- (5.0%)
   Allianz SE...................................  10,175   1,134,931             0.2%
   Daimler AG...................................  23,045   1,275,112             0.3%
   Deutsche Bank AG.............................  29,192   1,266,641             0.2%
  #E.ON AG......................................  43,404     982,742             0.2%
  *RWE AG.......................................  21,427     921,080             0.2%
   Other Securities.............................          24,145,749             4.5%
                                                         ----------- ---------------
TOTAL GERMANY...................................          29,726,255             5.6%
                                                         ----------- ---------------
GREECE -- (0.4%)
   Other Securities.............................           2,459,594             0.5%
                                                         ----------- ---------------
HONG KONG -- (2.2%)
   Other Securities.............................          13,316,953             2.5%
                                                         ----------- ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
IRELAND -- (0.7%)
   CRH P.L.C. Sponsored ADR.....................  47,203 $    959,637             0.2%
   Other Securities.............................            3,554,223             0.6%
                                                         ------------ ---------------
TOTAL IRELAND...................................            4,513,860             0.8%
                                                         ------------ ---------------
ISRAEL -- (0.5%)
   Other Securities.............................            3,031,018             0.6%
                                                         ------------ ---------------
ITALY -- (2.0%)
   Other Securities.............................           12,279,906             2.3%
                                                         ------------ ---------------
JAPAN -- (19.6%)
   Mitsubishi UFJ Financial Group, Inc.......... 282,300    1,355,467             0.2%
   Mizuho Financial Group, Inc.................. 577,660      910,685             0.2%
   Sumitomo Mitsui Financial Group, Inc.........  33,941    1,086,071             0.2%
  #Toyota Motor Corp. Sponsored ADR.............  11,600      948,648             0.2%
   Other Securities.............................          112,896,551            21.2%
                                                         ------------ ---------------
TOTAL JAPAN.....................................          117,197,422            22.0%
                                                         ------------ ---------------
NETHERLANDS -- (2.0%)
   Akzo Nobel NV................................  23,201    1,244,284             0.2%
   Other Securities.............................           10,653,530             2.0%
                                                         ------------ ---------------
TOTAL NETHERLANDS...............................           11,897,814             2.2%
                                                         ------------ ---------------
NEW ZEALAND -- (0.3%)
   Other Securities.............................            1,609,911             0.3%
                                                         ------------ ---------------
NORWAY -- (1.2%)
   Other Securities.............................            7,183,387             1.4%
                                                         ------------ ---------------
PORTUGAL -- (0.4%)
   Other Securities.............................            2,138,515             0.4%
                                                         ------------ ---------------
SINGAPORE -- (1.5%)
   Other Securities.............................            8,756,837             1.6%
                                                         ------------ ---------------
SPAIN -- (1.5%)
   Banco Santander SA........................... 191,020    1,199,340             0.2%
   Other Securities.............................            7,628,479             1.5%
                                                         ------------ ---------------
TOTAL SPAIN.....................................            8,827,819             1.7%
                                                         ------------ ---------------
SWEDEN -- (2.8%)
   Other Securities.............................           17,035,000             3.2%
                                                         ------------ ---------------
SWITZERLAND -- (5.2%)
   Holcim, Ltd..................................  24,022    1,498,305             0.3%
   Nestle SA....................................  29,483    1,806,992             0.3%
   Novartis AG ADR..............................  25,578    1,411,138             0.3%
  *Swiss Re, Ltd................................  31,448    1,974,717             0.4%
   Zurich Insurance Group AG....................   7,485    1,833,847             0.3%
   Other Securities.............................           22,428,837             4.2%
                                                         ------------ ---------------
TOTAL SWITZERLAND...............................           30,953,836             5.8%
                                                         ------------ ---------------
UNITED KINGDOM -- (17.6%)
   Anglo American P.L.C.........................  48,414    1,870,950             0.3%
   Aviva P.L.C.................................. 194,827      975,108             0.2%
   BP P.L.C. Sponsored ADR......................  80,492    3,494,158             0.6%
   HSBC Holdings P.L.C. Sponsored ADR...........  92,259    4,167,339             0.8%
   International Power P.L.C.................... 155,255    1,050,217             0.2%
   Kingfisher P.L.C............................. 232,192    1,095,009             0.2%
   Legal & General Group P.L.C.................. 594,171    1,134,514             0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
   Old Mutual P.L.C............................. 440,180 $  1,059,327             0.2%
   Resolution, Ltd.............................. 241,340      876,718             0.1%
   Rexam P.L.C.................................. 142,831      997,032             0.2%
   Royal Dutch Shell P.L.C. ADR.................  88,550    6,496,028             1.2%
   RSA Insurance Group P.L.C.................... 658,760    1,123,240             0.2%
   Standard Chartered P.L.C.....................  60,540    1,479,942             0.3%
   Standard Life P.L.C.......................... 268,835      975,604             0.2%
   Travis Perkins P.L.C.........................  58,572      999,285             0.2%
   Vodafone Group P.L.C. Sponsored ADR.......... 165,738    4,612,489             0.9%
   WPP P.L.C. Sponsored ADR.....................  13,042      884,508             0.2%
   Xstrata P.L.C................................  77,287    1,484,338             0.3%
   Other Securities.............................           70,740,653            13.3%
                                                         ------------ ---------------
TOTAL UNITED KINGDOM............................          105,516,459            19.8%
                                                         ------------ ---------------
TOTAL COMMON STOCKS.............................          527,820,067            99.1%
                                                         ------------ ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Other Securities.............................              123,473             0.0%
                                                         ------------ ---------------
SWEDEN -- (0.0%)
   Other Securities.............................                2,232             0.0%
                                                         ------------ ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                8,652             0.0%
                                                         ------------ ---------------
TOTAL PREFERRED STOCKS..........................              134,357             0.0%
                                                         ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                1,316             0.0%
                                                         ------------ ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                  141             0.0%
                                                         ------------ ---------------
CANADA -- (0.0%)
   Other Securities.............................                  434             0.0%
                                                         ------------ ---------------
DENMARK -- (0.0%)
   Other Securities.............................                1,338             0.0%
                                                         ------------ ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                1,342             0.0%
                                                         ------------ ---------------
SINGAPORE -- (0.0%)
   Other Securities.............................                1,551             0.0%
                                                         ------------ ---------------
SPAIN -- (0.0%)
   Other Securities.............................                    6             0.0%
                                                         ------------ ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                4,084             0.0%
                                                         ------------ ---------------
TOTAL RIGHTS/WARRANTS...........................               10,212             0.0%
                                                         ------------ ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                 SHARES/ FACE                PERCENTAGE
                                                    AMOUNT       VALUE+    OF NET ASSETS**
                                                 ------------ ------------ ---------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (11.9%)
(S)@DFA Short Term Investment Fund..............  69,000,000  $ 69,000,000            13.0%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38, valued
   at $2,364,456) to be repurchased at
   $2,318,108................................... $     2,318     2,318,094             0.4%
                                                              ------------ ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                71,318,094            13.4%
                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $545,581,894)...........................              $599,282,730           112.5%
                                                              ============ ===============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                                 ---------------------------------------------
                                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                 ----------- ------------ ------- ------------
Common Stocks
   Australia.................................... $   643,952 $ 35,839,936      -- $ 36,483,888
   Austria......................................          --    2,908,509      --    2,908,509
   Belgium......................................     642,105    5,243,279      --    5,885,384
   Canada.......................................  59,389,654       97,901      --   59,487,555
   China........................................          --       33,507      --       33,507
   Denmark......................................          --    5,952,213      --    5,952,213
   Finland......................................          --    9,190,084      --    9,190,084
   France.......................................   1,650,716   29,783,625      --   31,434,341
   Germany......................................   2,553,107   27,173,148      --   29,726,255
   Greece.......................................      66,365    2,393,229      --    2,459,594
   Hong Kong....................................      35,960   13,280,993      --   13,316,953
   Ireland......................................   1,103,284    3,410,576      --    4,513,860
   Israel.......................................     737,123    2,293,895      --    3,031,018
   Italy........................................     948,341   11,331,565      --   12,279,906
   Japan........................................   2,914,691  114,282,731      --  117,197,422
   Netherlands..................................   1,783,174   10,114,640      --   11,897,814
   New Zealand..................................      31,393    1,578,518      --    1,609,911
   Norway.......................................     450,805    6,732,582      --    7,183,387
   Portugal.....................................          --    2,138,515      --    2,138,515
   Singapore....................................          --    8,756,837      --    8,756,837
   Spain........................................     717,263    8,110,556      --    8,827,819
   Sweden.......................................       8,996   17,026,004      --   17,035,000
   Switzerland..................................   2,264,078   28,689,758      --   30,953,836
   United Kingdom...............................  22,562,101   82,954,358      --  105,516,459
Preferred Stocks
   Germany......................................          --      123,473      --      123,473
   Sweden.......................................          --        2,232      --        2,232
   United Kingdom...............................          --        8,652      --        8,652
Rights/Warrants
   Australia....................................          --        1,316      --        1,316
   Belgium......................................          --          141      --          141
   Canada.......................................          --          434      --          434
   Denmark......................................          --        1,338      --        1,338
   Hong Kong....................................          --        1,342      --        1,342
   Singapore....................................          --        1,551      --        1,551
   Spain........................................          --            6      --            6
   United Kingdom...............................          --        4,084      --        4,084
Securities Lending Collateral...................          --   71,318,094      --   71,318,094
                                                 ----------- ------------ ------- ------------
TOTAL........................................... $98,503,108 $500,779,622      -- $599,282,730
                                                 =========== ============ ======= ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................         $37,566,698
Investment in Dimensional Emerging Markets Value Fund.......          13,106,167
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 295,144   4,548,169
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $52,768,648).....................................          55,221,034
                                                                     -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $52,768,648).....................................         $55,221,034
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                     ----------- ------- ------- -----------
    Affiliated Investment Companies. $55,221,034     --      --  $55,221,034
                                     ----------- ------  ------  -----------
    TOTAL........................... $55,221,034     --      --  $55,221,034
                                     =========== ======  ======  ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 826,478 $ 9,752,440
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 913,221   9,314,854
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 239,593   4,648,104
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $22,131,298).....................................          23,715,398
                                                                     -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $22,131,298).....................................         $23,715,398
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                    ----------- --------  ------- -----------
  Affiliated Investment Companies.. $23,715,398       --      --  $23,715,398
  Futures Contracts**..............      13,329       --      --       13,329
  Forward Currency Contracts**.....          -- $(43,553)     --      (43,553)
                                    ----------- --------  ------  -----------
  TOTAL............................ $23,728,727 $(43,553)     --  $23,685,174
                                    =========== ========  ======  ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company.................................................. $2,678,054,159
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,634,525,456)....................................... $2,678,054,159
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company....................................... $2,519,116,564
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,164,178,287)....................................... $2,519,116,564
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in Dimensional Emerging Markets Value Fund        $15,982,616,960
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $15,630,502,041)................................. $15,982,616,960
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
COMMON STOCKS -- (85.9%)
BRAZIL -- (7.3%)
   Banco do Brasil SA........................  1,680,221 $   20,846,852             0.3%
   Banco Santander Brasil SA ADR.............  2,270,163     18,320,215             0.2%
   BM&F Bovespa SA...........................  5,604,289     31,312,162             0.4%
   Petroleo Brasileiro SA ADR................  2,485,189     58,501,349             0.8%
  #Vale SA Sponsored ADR.....................  2,091,228     46,425,262             0.6%
   Other Securities..........................               431,149,212             5.6%
                                                         -------------- ---------------
TOTAL BRAZIL.................................               606,555,052             7.9%
                                                         -------------- ---------------
CHILE -- (1.8%)
   Other Securities..........................               145,278,723             1.9%
                                                         -------------- ---------------
CHINA -- (13.9%)
   Bank of China, Ltd. Series H.............. 97,695,702     40,682,614             0.5%
   China Construction Bank Corp. Series H.... 85,815,302     66,706,722             0.9%
   China Mobile, Ltd. Sponsored ADR..........  1,161,571     64,281,339             0.8%
   China Petroleum & Chemical Corp. ADR......    176,059     18,568,943             0.3%
  #CNOOC, Ltd. ADR...........................    148,376     31,403,780             0.4%
   Industrial & Commercial Bank of China,
     Ltd. Series H........................... 85,932,725     56,986,397             0.8%
  #PetroChina Co., Ltd. ADR..................    224,129     33,354,878             0.4%
   Tencent Holdings, Ltd.....................    781,600     24,471,480             0.3%
   Other Securities..........................               810,127,713            10.6%
                                                         -------------- ---------------
TOTAL CHINA..................................             1,146,583,866            15.0%
                                                         -------------- ---------------
COLOMBIA -- (0.3%)
   Other Securities..........................                29,311,100             0.4%
                                                         -------------- ---------------
CZECH REPUBLIC -- (0.3%)
   Other Securities..........................                27,947,574             0.4%
                                                         -------------- ---------------
EGYPT -- (0.1%)
   Other Securities..........................                 6,810,322             0.1%
                                                         -------------- ---------------
HUNGARY -- (0.3%)
   Other Securities..........................                26,458,814             0.3%
                                                         -------------- ---------------
INDIA -- (7.1%)
   ICICI Bank, Ltd. Sponsored ADR............    621,658     21,067,990             0.3%
   Reliance Industries, Ltd..................  2,258,103     31,850,693             0.4%
   Other Securities..........................               531,793,028             7.0%
                                                         -------------- ---------------
TOTAL INDIA..................................               584,711,711             7.7%
                                                         -------------- ---------------
INDONESIA -- (3.3%)
   Other Securities..........................               273,178,534             3.6%
                                                         -------------- ---------------
ISRAEL -- (0.0%)
   Other Securities..........................                   241,791             0.0%
                                                         -------------- ---------------
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad................  8,262,914     20,192,137             0.2%
   Other Securities..........................               280,962,976             3.7%
                                                         -------------- ---------------
TOTAL MALAYSIA...............................               301,155,113             3.9%
                                                         -------------- ---------------
MEXICO -- (4.5%)
   America Movil S.A.B. de C.V. Series L ADR.  2,026,039     53,993,939             0.7%
 #*Cemex S.A.B. de C.V. Sponsored ADR........  4,005,330     28,958,534             0.4%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................    343,303     27,896,802             0.3%
  #Grupo Financiero Banorte S.A.B. de C.V.
   Series O                                    5,154,663     24,930,525             0.3%
   Grupo Mexico S.A.B. de C.V. Series B......  7,270,966     22,405,780             0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
MEXICO -- (Continued)
   Grupo Televisa S.A.B. Sponsored ADR.......    972,430 $   21,364,287             0.3%
   Other Securities..........................               190,781,134             2.5%
                                                         -------------- ---------------
TOTAL MEXICO.................................               370,331,001             4.8%
                                                         -------------- ---------------
PERU -- (0.2%)
   Other Securities..........................                18,457,930             0.2%
                                                         -------------- ---------------
PHILIPPINES -- (1.4%)
   Other Securities..........................               114,638,797             1.5%
                                                         -------------- ---------------
POLAND -- (1.4%)
   Other Securities..........................               117,580,369             1.5%
                                                         -------------- ---------------
RUSSIA -- (3.4%)
   Gazprom OAO Sponsored ADR.................  8,860,775    102,626,046             1.3%
   Lukoil OAO Sponsored ADR..................    835,067     51,374,347             0.7%
  *Sberbank of Russia Sponsored ADR..........  1,615,003     20,918,053             0.3%
   Other Securities..........................               106,318,700             1.4%
                                                         -------------- ---------------
TOTAL RUSSIA.................................               281,237,146             3.7%
                                                         -------------- ---------------
SOUTH AFRICA -- (7.9%)
  #AngloGold Ashanti, Ltd. Sponsored ADR.....    735,741     25,294,776             0.3%
   Gold Fields, Ltd. Sponsored ADR...........  1,864,480     23,995,858             0.3%
   Impala Platinum Holdings, Ltd.............  1,338,071     25,533,486             0.3%
   MTN Group, Ltd............................  2,660,122     45,699,107             0.6%
   Naspers, Ltd. Series N....................    443,094     26,686,465             0.3%
   Sanlam, Ltd...............................  4,860,089     20,877,420             0.3%
  #Sasol, Ltd. Sponsored ADR.................    741,346     35,162,041             0.5%
   Standard Bank Group, Ltd..................  2,085,623     30,612,709             0.4%
   Other Securities..........................               417,200,923             5.5%
                                                         -------------- ---------------
TOTAL SOUTH AFRICA...........................               651,062,785             8.5%
                                                         -------------- ---------------
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc.................    621,672     21,193,512             0.3%
   Hyundai Mobis.............................     72,830     19,690,823             0.2%
   Hyundai Motor Co., Ltd....................    249,816     58,974,134             0.8%
  #POSCO ADR.................................    378,227     31,487,398             0.4%
  #Samsung C&T Corp..........................    277,640     18,782,254             0.2%
  #Samsung Electronics Co., Ltd..............    129,754    158,813,880             2.1%
   Other Securities..........................               823,072,368            10.8%
                                                         -------------- ---------------
TOTAL SOUTH KOREA............................             1,132,014,369            14.8%
                                                         -------------- ---------------
TAIWAN -- (11.0%)
  #China Steel Corp.......................... 19,631,584     19,489,853             0.3%
  #Hon Hai Precision Industry Co., Ltd....... 11,515,887     34,576,269             0.5%
   Taiwan Semiconductor Manufacturing Co.,
     Ltd..................................... 20,659,652     61,062,422             0.8%
   United Microelectronics Corp.............. 36,228,441     18,950,129             0.2%
   Other Securities..........................               773,062,348            10.1%
                                                         -------------- ---------------
TOTAL TAIWAN.................................               907,141,021            11.9%
                                                         -------------- ---------------
THAILAND -- (2.7%)
   PTT PCL (Foreign).........................  1,802,280     20,572,367             0.3%
   Other Securities..........................               200,838,416             2.6%
                                                         -------------- ---------------
TOTAL THAILAND...............................               221,410,783             2.9%
                                                         -------------- ---------------
TURKEY -- (1.7%)
   Other Securities..........................               141,787,097             1.9%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             7,103,893,898            92.9%
                                                         -------------- ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE++     OF NET ASSETS**
                                              ------------  -------------- ---------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.4%)
   Banco Bradesco SA Sponsored ADR...........    4,070,110  $   65,243,863             0.8%
   Cia de Bebidas das Americas SA ADR........      517,982      21,744,884             0.3%
  #Gerdau SA Sponsored ADR...................    2,457,891      23,079,596             0.3%
   Itau Unibanco Holding SA ADR..............    3,496,568      54,861,152             0.7%
   Petroleo Brasileiro SA ADR................    3,411,821      75,605,953             1.0%
  #Vale SA Sponsored ADR.....................    2,927,368      63,318,970             0.8%
   Other Securities..........................                  141,827,302             1.9%
                                                            -------------- ---------------
TOTAL BRAZIL.................................                  445,681,720             5.8%
                                                            -------------- ---------------
CHILE -- (0.1%)
   Other Securities..........................                    6,393,586             0.1%
                                                            -------------- ---------------
INDIA -- (0.0%)
   Other Securities..........................                       42,195             0.0%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                      100,005             0.0%
                                                            -------------- ---------------
TOTAL PREFERRED STOCKS.......................                  452,217,506             5.9%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................                        6,584             0.0%
                                                            -------------- ---------------
INDIA -- (0.0%)
   Other Securities..........................                       19,760             0.0%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                        5,263             0.0%
                                                            -------------- ---------------
POLAND -- (0.0%)
   Other Securities..........................                        3,942             0.0%
                                                            -------------- ---------------
SOUTH KOREA -- (0.0%)
   Other Securities..........................                       26,344             0.0%
                                                            -------------- ---------------
THAILAND -- (0.0%)
   Other Securities..........................                      127,966             0.0%
                                                            -------------- ---------------
TURKEY -- (0.0%)
   Other Securities..........................                      351,124             0.0%
                                                            -------------- ---------------
TOTAL RIGHTS/WARRANTS........................                      540,983             0.0%
                                                            -------------- ---------------

                                              SHARES/ FACE
                                                 AMOUNT        VALUE+
                                              ------------  --------------
                                                  (000)
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@DFA Short Term Investment Fund...........  715,000,000     715,000,000             9.4%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $661,413) to be repurchased
     at $648,448                              $        648         648,444             0.0%
                                                            -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                  715,648,444             9.4%
                                                            -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,520,939,546)......................               $8,272,300,831           108.2%
                                                            ============== ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  606,524,045 $       31,007     --  $  606,555,052
   Chile......................    145,278,723             --     --     145,278,723
   China......................    197,856,831    948,727,035     --   1,146,583,866
   Colombia...................     29,311,100             --     --      29,311,100
   Czech Republic.............             --     27,947,574     --      27,947,574
   Egypt......................             --      6,810,322     --       6,810,322
   Hungary....................        453,661     26,005,153     --      26,458,814
   India......................     44,797,529    539,914,182     --     584,711,711
   Indonesia..................      8,023,835    265,154,699     --     273,178,534
   Israel.....................             --        241,791     --         241,791
   Malaysia...................             --    301,155,113     --     301,155,113
   Mexico.....................    370,331,001             --     --     370,331,001
   Peru.......................     18,457,930             --     --      18,457,930
   Philippines................      2,325,576    112,313,221     --     114,638,797
   Poland.....................             --    117,580,369     --     117,580,369
   Russia.....................     10,978,472    270,258,674     --     281,237,146
   South Africa...............     94,407,569    556,655,216     --     651,062,785
   South Korea................     75,146,331  1,056,868,038     --   1,132,014,369
   Taiwan.....................     23,019,885    884,121,136     --     907,141,021
   Thailand...................    221,404,510          6,273     --     221,410,783
   Turkey.....................      3,009,487    138,777,610     --     141,787,097
Preferred Stocks
   Brazil.....................    445,676,278          5,442     --     445,681,720
   Chile......................      6,393,586             --     --       6,393,586
   India......................             --         42,195     --          42,195
   Malaysia...................             --        100,005     --         100,005
Rights/Warrants
   Brazil.....................          4,202          2,382     --           6,584
   India......................             --         19,760     --          19,760
   Malaysia...................             --          5,263     --           5,263
   Poland.....................             --          3,942     --           3,942
   South Korea................             --         26,344     --          26,344
   Thailand...................             --        127,966     --         127,966
   Turkey.....................             --        351,124     --         351,124
Securities Lending Collateral              --    715,648,444     --     715,648,444
                               -------------- -------------- ------  --------------
TOTAL......................... $2,303,400,551 $5,968,900,280     --  $8,272,300,831
                               ============== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     ENHANCED         U.S.                           U.S.
                                                    U.S. LARGE      LARGE CAP         U.S.         SMALL CAP
                                                     COMPANY          VALUE         TARGETED         VALUE
                                                    PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO
                                                   ------------  --------------  --------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
  Value...........................................           --  $    7,990,237             --               --
Investments at Value (including $0, $0, $432,437
  and $946,865 of securities on loan,
  respectively)................................... $    186,927              --   $  2,913,987   $    7,080,211
Temporary Cash Investments at Value & Cost........        4,469              --          3,300           14,324
Collateral Received from Securities on Loan at
  Value & Cost....................................           --              --          1,697            1,211
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................           --              --        442,940          977,105
Foreign Currencies at Value.......................        5,247              --             --               --
Receivables:
   Investment Securities/Affiliated Investment
     Company Sold.................................        1,345              --             --           13,522
   Dividends and Interest.........................        1,774              --            826            2,697
   Securities Lending Income......................           --              --            220              521
   Fund Shares Sold...............................           47           4,553          1,614            1,713
Unrealized Gain on Forward Currency Contracts.....          191              --             --               --
Prepaid Expenses and Other Assets.................           21              25             14               46
                                                   ------------  --------------   ------------   --------------
       Total Assets...............................      200,021       7,994,815      3,364,598        8,091,350
                                                   ------------  --------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............           --              --        444,637          978,316
   Investment Securities/Affiliated Investment
     Company Purchased............................        9,416           1,481             26           16,033
   Fund Shares Redeemed...........................          108           3,072          2,900            3,738
   Due to Advisor.................................           31             994            848            2,939
   Futures Margin Variation.......................          642              --             --               --
Unrealized Loss on Forward Currency Contracts.....          155              --             --               --
Accrued Expenses and Other Liabilities............           18             311            131              349
                                                   ------------  --------------   ------------   --------------
       Total Liabilities..........................       10,370           5,858        448,542        1,001,375
                                                   ------------  --------------   ------------   --------------
NET ASSETS........................................ $    189,651  $    7,988,957   $  2,916,056   $    7,089,975
                                                   ============  ==============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R1 Shares -- based on net assets of $0; $0;
  $48,897 and $0 and shares outstanding of 0; 0;
  2,895,514 and 0, respectively...................          N/A             N/A   $      16.89              N/A
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................          N/A             N/A    100,000,000              N/A
                                                   ============  ==============   ============   ==============
Class R2 Shares -- based on net assets of $0; $0;
  $12,516 and $0 and shares outstanding of 0; 0;
  742,094 and 0, respectively.....................          N/A             N/A   $      16.87              N/A
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................          N/A             N/A    100,000,000              N/A
                                                   ============  ==============   ============   ==============
Institutional Class Shares -- based on net assets
  of $189,651; $7,988,957; $2,854,643 and
  $7,089,975 and shares outstanding of
  20,851,310; 378,220,704; 169,047,451 and
  274,400,360, respectively ...................... $       9.10  $        21.12   $      16.89   $        25.84
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................  300,000,000   2,000,000,000    700,000,000    1,700,000,000
                                                   ============  ==============   ============   ==============
Investments in Affiliated Investment Company at
  Cost............................................ $         --  $    6,093,995   $         --   $           --
                                                   ------------  --------------   ------------   --------------
Investments at Cost............................... $    184,591  $           --   $  2,471,803   $    6,277,407
                                                   ============  ==============   ============   ==============
Foreign Currencies at Cost........................ $      5,270  $           --   $         --   $           --
                                                   ============  ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    237,698  $    7,550,565   $  2,370,072   $    6,091,356
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          754          19,055          3,779            5,159
Accumulated Net Realized Gain (Loss)..............      (58,976)     (1,476,905)       100,021          190,656
Net Unrealized Foreign Exchange Gain (Loss).......           40              --             --               --
Net Unrealized Appreciation (Depreciation)........       10,135       1,896,242        442,184          802,804
                                                   ------------  --------------   ------------   --------------
NET ASSETS........................................ $    189,651  $    7,988,957   $  2,916,056   $    7,089,975
                                                   ============  ==============   ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        U.S.           U.S.            U.S.           U.S.
                                                        CORE           CORE           VECTOR          SMALL
                                                      EQUITY 1       EQUITY 2         EQUITY           CAP
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                   --------------  -------------- --------------  --------------
ASSETS:
Investments at Value (including $656,401,
  $1,018,892, $303,510 and $965,402 of securities
  on loan, respectively).......................... $    4,580,833  $    6,621,031 $    1,960,642  $    4,272,232
Temporary Cash Investments at Value & Cost........         19,569          21,759         12,432          23,640
Collateral Received from Securities on Loan at
  Value & Cost....................................            334             297            662             488
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        672,766       1,044,972        311,019         992,082
Receivables:
   Investment Securities Sold.....................            196             176             54           7,889
   Dividends and Interest.........................          3,475           5,117          1,215           1,168
   Securities Lending Income......................            270             434            174             644
   Fund Shares Sold...............................          8,018          12,676          1,602           3,184
Prepaid Expenses and Other Assets.................              7               4              6              22
                                                   --------------  -------------- --------------  --------------
       Total Assets...............................      5,285,468       7,706,466      2,287,806       5,301,349
                                                   --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        673,100       1,045,269        311,681         992,570
   Investment Securities Purchased................          6,896          14,014          2,681          21,179
   Fund Shares Redeemed...........................          3,274           3,521            989           1,920
   Due to Advisor.................................            645           1,095            508           1,240
Accrued Expenses and Other Liabilities............            171             290            105             204
                                                   --------------  -------------- --------------  --------------
       Total Liabilities..........................        684,086       1,064,189        315,964       1,017,113
                                                   --------------  -------------- --------------  --------------
NET ASSETS........................................ $    4,601,382  $    6,642,277 $    1,971,842  $    4,284,236
                                                   ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $4,601,382; $6,642,277; $1,971,842 and
  $4,284,236 and shares outstanding of
  383,292,932; 563,141,132; 172,612,522 and
  187,994,083, respectively....................... $        12.00  $        11.80 $        11.42  $        22.79
                                                   ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000   2,300,000,000  1,000,000,000   1,000,000,000
                                                   ==============  ============== ==============  ==============
Investments at Cost............................... $    3,855,667  $    5,719,241 $    1,743,708  $    3,583,129
                                                   ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    3,899,965  $    5,691,492 $    1,753,588  $    3,465,517
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)                                                  11,205          16,734          4,973           9,849
Accumulated Net Realized Gain (Loss)..............        (34,954)         32,261         (3,653)        119,767
Net Unrealized Appreciation (Depreciation)........        725,166         901,790        216,934         689,103
                                                   --------------  -------------- --------------  --------------
NET ASSETS........................................ $    4,601,382  $    6,642,277 $    1,971,842  $    4,284,236
                                                   ==============  ============== ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                       U.S.            DFA          LARGE      INTERNATIONAL
                                                       MICRO       REAL ESTATE       CAP           CORE
                                                        CAP        SECURITIES   INTERNATIONAL     EQUITY
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   -------------- ------------  ------------- --------------
ASSETS:
Investments at Value (including $470,190,
  $601,091, $355,292 and $980,660 of securities
  on loan, respectively).......................... $    3,542,106 $  3,566,467  $  1,940,386  $    5,851,206
Temporary Cash Investments at Value & Cost........         23,806       30,065            --              --
Collateral Received from Securities on Loan at
  Value & Cost....................................            548          564           819             371
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        484,821      615,643       374,000       1,041,000
Foreign Currencies at Value.......................             --           --         4,781           8,585
Cash..............................................             --           --         5,550          40,279
Receivables:
   Investment Securities Sold.....................          7,077           --            11             631
   Dividends, Interest and Tax Reclaims...........          1,167        2,818        11,384          33,113
   Securities Lending Income......................            422           80           585           1,955
   Fund Shares Sold...............................            921        3,751           940          12,977
Unrealized Gain on Foreign Currency Contracts.....             --           --             7              10
Prepaid Expenses and Other Assets.................             29           14            14              10
                                                   -------------- ------------  ------------  --------------
       Total Assets...............................      4,060,897    4,219,402     2,338,477       6,990,137
                                                   -------------- ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        485,369      616,207       374,819       1,041,371
   Investment Securities Purchased................         20,221           --         5,747          21,066
   Fund Shares Redeemed...........................          4,366        3,542         1,367           2,256
   Due to Advisor.................................          1,470          454           403           1,698
Accrued Expenses and Other Liabilities............            199          166           121             369
                                                   -------------- ------------  ------------  --------------
       Total Liabilities..........................        511,625      620,369       382,457       1,066,760
                                                   -------------- ------------  ------------  --------------
NET ASSETS........................................ $    3,549,272 $  3,599,033  $  1,956,020  $    5,923,377
                                                   ============== ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $3,549,272; $3,599,033; $1,956,020 and
  $5,923,377 and shares outstanding of
  242,627,512; 136,986,387; 106,659,165 and
  580,956,645, respectively....................... $        14.63 $      26.27  $      18.34  $        10.20
                                                   ============== ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000  700,000,000   500,000,000   2,000,000,000
                                                   ============== ============  ============  ==============
Investments at Cost............................... $    3,017,333 $  2,439,448  $  1,798,788  $    6,158,408
                                                   ============== ============  ============  ==============
Foreign Currencies at Cost........................ $           -- $         --  $      4,759  $        8,300
                                                   ============== ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    2,908,059 $  2,721,886  $  2,010,247  $    6,261,861
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          8,356       14,891        15,573          41,482
Accumulated Net Realized Gain (Loss)..............        108,084     (264,763)     (211,604)        (73,610)
Net Unrealized Foreign Exchange Gain (Loss).......             --           --           184             561
Net Unrealized Appreciation (Depreciation)........        524,773    1,127,019       141,620        (306,917)
                                                   -------------- ------------  ------------  --------------
NET ASSETS........................................ $    3,549,272 $  3,599,033  $  1,956,020  $    5,923,377
                                                   ============== ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                    ASIA         UNITED
                                                   INTERNATIONAL    JAPANESE       PACIFIC       KINGDOM
                                                       SMALL          SMALL         SMALL         SMALL
                                                      COMPANY        COMPANY       COMPANY       COMPANY
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   -------------- ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $    6,196,719 $    322,209  $    202,844  $     30,296
Temporary Cash Investments at Value & Cost........          6,391           --            --            --
Receivables:
   Interest.......................................              2           --            --            --
   Fund Shares Sold...............................          2,192           --           242            30
Prepaid Expenses and Other Assets.................              9            7             3             6
                                                   -------------- ------------  ------------  ------------
       Total Assets...............................      6,205,313      322,216       203,089        30,332
                                                   -------------- ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased......             --           --           229            30
   Fund Shares Redeemed...........................          2,360           --            13            --
   Due to Advisor.................................          2,047          106            67            10
Accrued Expenses and Other Liabilities............            238           14            11             4
                                                   -------------- ------------  ------------  ------------
       Total Liabilities..........................          4,645          120           320            44
                                                   -------------- ------------  ------------  ------------
NET ASSETS........................................ $    6,200,668 $    322,096  $    202,769  $     30,288
                                                   ============== ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $6,200,668; $322,096; $202,769 and $30,288
  and shares outstanding of 396,450,180;
  19,640,431; 8,613,802 and 1,148,140,
  respectively.................................... $        15.64 $      16.40  $      23.54  $      26.38
                                                   ============== ============  ============  ============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000  100,000,000   100,000,000   100,000,000
                                                   ============== ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................ $    6,009,154 $    364,848  $    192,688  $     24,967
                                                   ============== ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    5,942,610 $    441,612  $    215,389  $     26,838
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          5,342        2,507        (2,246)           90
Accumulated Net Realized Gain (Loss)..............         64,541      (79,521)      (20,527)       (1,976)
Net Unrealized Foreign Exchange Gain (Loss).......            610          137            (3)            7
Net Unrealized Appreciation (Depreciation)........        187,565      (42,639)       10,156         5,329
                                                   -------------- ------------  ------------  ------------
NET ASSETS........................................ $    6,200,668 $    322,096  $    202,769  $     30,288
                                                   ============== ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      DFA           DFA            DFA
                                                    CONTINENTAL  INTERNATIONAL    GLOBAL      INTERNATIONAL
                                                       SMALL      REAL ESTATE   REAL ESTATE     SMALL CAP
                                                      COMPANY     SECURITIES    SECURITIES        VALUE
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $    120,534            --  $  1,127,044              --
Investments at Value (including $0, $171,422, $0
  and $958,751 of securities on loan,
  respectively)...................................           --  $  1,214,956            --  $    8,031,390
Temporary Cash Investments at Value & Cost........           --            --         2,144              --
Collateral Received from Securities on Loan at
  Value & Cost....................................           --           486            --             501
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................           --       180,000            --       1,022,000
Foreign Currencies at Value.......................           --         5,734            --          56,708
Cash..............................................           --        11,026            --          36,348
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................           --         3,934            --           8,052
   Dividends, Interest and Tax Reclaims...........           --        10,717            --          47,405
   Securities Lending Income......................           --           210            --           2,686
   Fund Shares Sold...............................            7         1,156         1,631           5,748
Unrealized Gain on Foreign Currency Contracts.....           --             6            --              86
Prepaid Expenses and Other Assets.................            4            13            17              20
                                                   ------------  ------------  ------------  --------------
       Total Assets...............................      120,545     1,428,238     1,130,836       9,210,944
                                                   ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............           --       180,486            --       1,022,501
   Investment Securities/Affiliated Investment
     Companies Purchased..........................            7         7,445         1,010          21,620
   Fund Shares Redeemed...........................           --         1,109           239           3,109
   Due to Advisor.................................           40           349            36           4,371
Unrealized Loss on Foreign Currency Contracts.....           --            --            --               1
Accrued Expenses and Other Liabilities............           13            65            26             728
                                                   ------------  ------------  ------------  --------------
       Total Liabilities..........................           60       189,454         1,311       1,052,330
                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................ $    120,485  $  1,238,784  $  1,129,525  $    8,158,614
                                                   ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Cass Shares -- based on net assets
  of $120,485; $1,238,784; $1,129,525 and
  $8,158,614 and shares outstanding of 8,082,429;
  247,579,071; 127,072,502 and 529,545,862,
  respectively.................................... $      14.91  $       5.00  $       8.89  $        15.41
                                                   ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                   ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................ $    122,332  $         --  $    868,353  $           --
                                                   ------------  ------------  ------------  --------------
Investments at Cost............................... $         --  $  1,193,968  $         --  $    8,698,883
                                                   ============  ============  ============  ==============
Foreign Currencies at Cost........................ $         --  $      5,705  $         --  $       51,269
                                                   ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    147,780  $  1,504,270  $    901,921  $    8,608,728
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................        1,008       (75,062)         (218)         41,638
Accumulated Net Realized Gain (Loss)..............      (26,542)     (211,697)      (30,869)        169,243
Net Unrealized Foreign Exchange Gain (Loss).......           37           256            --           1,059
Net Unrealized Appreciation (Depreciation)........       (1,798)       21,017       258,691        (662,054)
                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................ $    120,485  $  1,238,784  $  1,129,525  $    8,158,614
                                                   ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  INTERNATIONAL                SELECTIVELY
                                                                     VECTOR       WORLD EX    HEDGED GLOBAL   EMERGING
                                                                     EQUITY      U.S. VALUE      EQUITY        MARKETS
                                                                    PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                  ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value..........           --  $     55,221  $     23,715  $  2,678,054
Investments at Value (including $66,982, $0, $0 and $0 of
  securities on loan, respectively).............................. $    527,965            --            --            --
Temporary Cash Investments at Value & Cost.......................           --            53           903            --
Segregated Cash for Futures Contracts............................           --            --            42            --
Collateral Received from Securities on Loan at Value & Cost......        2,318            --            --            --
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................       69,000            --            --            --
Foreign Currencies at Value......................................        2,992            --            --            --
Cash.............................................................        1,345            --            --            --
Receivables:
   Investment Securities/Affiliated Investment Companies Sold....           35            --            --            --
   Dividends, Interest and Tax Reclaims..........................        3,075            --            --            --
   Securities Lending Income.....................................          168            --            --            --
   Fund Shares Sold..............................................          539            40            78         2,972
   From Advisor..................................................           --            --             7            --
Unrealized Gain on Foreign Currency Contracts....................           12            --            --            --
Prepaid Expenses and Other Assets................................            5             4             1            29
Deferred Offering Costs..........................................           --            --            33            --
                                                                  ------------  ------------  ------------  ------------
       Total Assets..............................................      607,454        55,318        24,779     2,681,055
                                                                  ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................       71,318            --            --            --
   Investment Securities/Affiliated Investment Companies
     Purchased...................................................        2,972            --            --         2,079
   Fund Shares Redeemed..........................................          333            --            --           893
   Due to Advisor................................................          197            12            --           889
   Futures Margin Variation......................................           --            --             3            --
Unrealized Loss on Foreign Currency Contracts....................           --            --            44            --
Accrued Expenses and Other Liabilities...........................            7             6             3           118
                                                                  ------------  ------------  ------------  ------------
       Total Liabilities.........................................       74,827            18            50         3,979
                                                                  ------------  ------------  ------------  ------------
NET ASSETS....................................................... $    532,627  $     55,300  $     24,729  $  2,677,076
                                                                  ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $532,627;
  $55,300; $24,729 and $2,677,076 and shares outstanding of
  56,093,365; 5,511,691; 2,277,951 and 100,946,220, respectively. $       9.50  $      10.03  $      10.86  $      26.52
                                                                  ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  500,000,000   100,000,000   100,000,000   500,000,000
                                                                  ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $         --  $     52,769  $         --  $  1,634,526
                                                                  ------------  ------------  ------------  ------------
Investments at Cost.............................................. $    474,264  $         --  $     22,131  $         --
                                                                  ============  ============  ============  ============
Foreign Currencies at Cost....................................... $      2,977  $         --  $         --  $         --
                                                                  ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    474,053  $     58,757  $     23,002  $  1,607,016
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        3,333           360            25         8,233
Accumulated Net Realized Gain (Loss).............................        1,471        (6,258)          149        18,383
Net Unrealized Foreign Exchange Gain (Loss)......................           54           (11)          (44)          (84)
Net Unrealized Appreciation (Depreciation).......................       53,716         2,452         1,597     1,043,528
                                                                  ------------  ------------  ------------  ------------
NET ASSETS....................................................... $    532,627  $     55,300  $     24,729  $  2,677,076
                                                                  ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               EMERGING      EMERGING        EMERGING
                                                                MARKETS       MARKETS         MARKETS
                                                               SMALL CAP       VALUE        CORE EQUITY
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                             ------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $  2,519,117  $   15,982,617             --
Investments at Value (including $0, $0 and $848,508 of
  securities on loan, respectively).........................           --              -- $    7,556,652
Collateral Received from Securities on Loan at Value & Cost.           --              --            648
Affiliated Collateral Received from Securities on Loan at
  Value & Cost..............................................           --              --        715,000
Foreign Currencies at Value.................................           --              --          8,050
Cash........................................................           --              --         88,200
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................           --              --            107
   Dividends, Interest and Tax Reclaims.....................           --              --         19,711
   Securities Lending Income................................           --              --          1,560
   Fund Shares Sold.........................................          979          99,766         11,399
Unrealized Gain on Foreign Currency Contracts...............           --              --              2
Prepaid Expenses and Other Assets...........................           23              --             43
                                                             ------------  -------------- --------------
       Total Assets.........................................    2,520,119      16,082,383      8,401,372
                                                             ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................           --              --        715,648
   Investment Securities/Affiliated Investment Company
     Purchased..............................................          653          96,381         37,004
   Fund Shares Redeemed.....................................          326           3,385          1,846
   Due to Advisor...........................................          902           5,335          3,468
Accrued Expenses and Other Liabilities......................           64             438            530
                                                             ------------  -------------- --------------
       Total Liabilities....................................        1,945         105,539        758,496
                                                             ------------  -------------- --------------
NET ASSETS.................................................. $  2,518,174  $   15,976,844 $    7,642,876
                                                             ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $103,576 and
  $0 and shares outstanding of 0; 3,570,750 and 0,
  respectively..............................................          N/A  $        29.01            N/A
                                                             ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A     100,000,000            N/A
                                                             ============  ============== ==============
Institutional Class Shares -- based on net assets of
  $2,518,174; $15,873,268 and $7,642,876 and shares
  outstanding of 123,445,877; 546,696,881 and 393,908,451,
  respectively.............................................. $      20.40  $        29.03 $        19.40
                                                             ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  500,000,000   1,500,000,000  1,000,000,000
                                                             ============  ============== ==============
Investments in Affiliated Investment Company at Cost........ $  2,164,179  $   15,630,502 $           --
                                                             ------------  -------------- --------------
Investments at Cost......................................... $         --  $           -- $    6,805,291
                                                             ============  ============== ==============
Foreign Currencies at Cost.................................. $         --  $           -- $        8,061
                                                             ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $  2,122,544  $   15,471,978 $    6,898,180
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)..........................           74           9,288         19,968
Accumulated Net Realized Gain (Loss)........................       40,731         143,283        (26,439)
Net Unrealized Foreign Exchange Gain (Loss).................         (113)            180           (183)
Net Unrealized Appreciation (Depreciation)..................      354,938         352,115        751,350
                                                             ------------  -------------- --------------
NET ASSETS.................................................. $  2,518,174  $   15,976,844 $    7,642,876
                                                             ============  ============== ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                        ENHANCED      U.S.                        U.S.
                                                       U.S. LARGE  LARGE CAP                    SMALL CAP
                                                        COMPANY      VALUE      U.S. TARGETED     VALUE
                                                       PORTFOLIO   PORTFOLIO*  VALUE PORTFOLIO  PORTFOLIO
                                                       ----------  ----------  --------------- ----------
INVESTMENT INCOME
   Dividends.......................................... $       61  $   81,667     $     16,863 $   38,673
   Interest...........................................        870          10               11         15
   Income from Securities Lending.....................         --       4,367            1,226      3,696
   Expenses Allocated from Affiliated Investment
     Company..........................................         --      (4,464)              --         --
                                                       ----------  ----------  --------------- ----------
          Total Investment Income.....................        931      81,580           18,100     42,384
                                                       ----------  ----------  --------------- ----------
EXPENSES
   Investment Advisory Services Fees..................         45          --            1,377      6,814
   Administrative Services Fees.......................        134       5,736            3,442     10,222
   Accounting & Transfer Agent Fees...................         20          47              153        361
   S&P 500(R) Fees....................................          5          --               --         --
   Shareholder Servicing Fees --
       Class R1 Shares................................         --          --               24         --
       Class R2 Shares................................         --          --               14         --
   Custodian Fees.....................................          6          --               31         60
   Filing Fees........................................         17          76               84         63
   Shareholders' Reports..............................          3         106               57         93
   Directors'/Trustees' Fees & Expenses...............          1          29               10         28
   Professional Fees..................................          2          47               35         93
   Other..............................................          1          32               24         60
                                                       ----------  ----------  --------------- ----------
          Total Expenses..............................        234       6,073            5,251     17,794
                                                       ----------  ----------  --------------- ----------
   NET INVESTMENT INCOME (LOSS).......................        697      75,507           12,849     24,590
                                                       ----------  ----------  --------------- ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................        127     174,166           97,002    199,092
       Futures........................................     21,975          --            3,336        628
       Foreign Currency Transactions..................       (585)         --               --         --
   Change in Unrealized Appreciation
     (Depreciation) of:...............................
       Investment Securities..........................        769     525,053          189,172    539,736
       Futures........................................     (1,590)         --               --       (536)
       Translation of Foreign Currency
         Denominated Amounts..........................        346          --               --         --
                                                       ----------  ----------  --------------- ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............     21,042     699,219          289,510    738,920
                                                       ----------  ----------  --------------- ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................... $   21,739  $  774,726     $    302,359 $  763,510
                                                       ==========  ==========  =============== ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            U.S.      U.S.      U.S.      U.S.
                                            CORE      CORE     VECTOR     SMALL
                                          EQUITY 1  EQUITY 2   EQUITY      CAP
                                          PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
                                          --------- --------- --------- ---------
INVESTMENT INCOME
   Dividends............................. $ 37,642  $ 55,833  $ 15,691  $ 26,825
   Interest..............................       16        14         6         9
   Income from Securities Lending........    1,584     2,769     1,185     3,719
                                          --------  --------  --------  --------
          Total Investment Income........   39,242    58,616    16,882    30,553
                                          --------  --------  --------  --------
EXPENSES
   Investment Advisory Services Fees.....    3,525     6,196     2,929       606
   Administrative Services Fees..........       --        --        --     6,465
   Accounting & Transfer Agent Fees......      221       326       110       218
   Custodian Fees........................       47        50        24        47
   Filing Fees...........................      115       116        59        66
   Shareholders' Reports.................       29        57        27        53
   Directors'/Trustees' Fees & Expenses..       14        23         7        15
   Professional Fees.....................       48        78        25        52
   Other.................................       23        40        14        28
                                          --------  --------  --------  --------
          Total Expenses.................    4,022     6,886     3,195     7,550
                                          --------  --------  --------  --------
   NET INVESTMENT INCOME (LOSS)..........   35,220    51,730    13,687    23,003
                                          --------  --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
     from Affiliated Investment
     Companies...........................       36       105        18        --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........   14,736    50,158    34,151   144,019
       Futures...........................       --        --      (850)       --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.............  431,153   602,868   170,239   268,274
                                          --------  --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS)..............................  445,925   653,131   203,558   412,293
                                          --------  --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............. $481,145  $704,861  $217,245  $435,296
                                          ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            U.S.        DFA
                                            MICRO   REAL ESTATE   LARGE CAP   INTERNATIONAL
                                             CAP    SECURITIES  INTERNATIONAL  CORE EQUITY
                                          PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                          --------- ----------- ------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $3, $0, $2,735
     and $7,129, respectively)........... $ 23,531   $ 42,705     $ 32,721      $ 90,643
   Interest..............................        6         16           --             1
   Income from Securities Lending........    2,938        567        1,477         5,830
                                          --------   --------     --------      --------
          Total Investment Income........   26,475     43,288       34,198        96,474
                                          --------   --------     --------      --------
EXPENSES
   Investment Advisory Services
     Fees................................    1,696      4,062        2,301         9,625
   Administrative Services Fees..........    6,785         --           --            --
   Accounting & Transfer Agent Fees......      185        175          108           294
   Custodian Fees........................       34         16          207           626
   Filing Fees...........................       40         57           39           150
   Shareholders' Reports.................       49         63           42            68
   Directors'/Trustees' Fees &
     Expenses............................       14         12            7            21
   Professional Fees.....................       45         38           23            70
   Other.................................       28         21           17            57
                                          --------   --------     --------      --------
          Total Expenses.................    8,876      4,444        2,744        10,911
                                          --------   --------     --------      --------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C)....................       --        (73)          --            --
   Fees Paid Indirectly..................       --         --           (4)          (10)
                                          --------   --------     --------      --------
   Net Expenses..........................    8,876      4,371        2,740        10,901
                                          --------   --------     --------      --------
   NET INVESTMENT INCOME (LOSS)..........   17,599     38,917       31,458        85,573
                                          --------   --------     --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions
     Received from Investment
     Securities..........................       --      8,786           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........  147,503     (1,870)     (10,627)      (19,641)
       Futures...........................       --        (46)          --            --
       Foreign Currency
         Transactions*...................       --         --         (250)         (398)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency................  187,622    404,906       49,373       160,136
       Translation of Foreign
         Currency Denominated
         Amounts.........................       --         --          214           662
                                          --------   --------     --------      --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).........................  335,125    411,776       38,710       140,759
                                          --------   --------     --------      --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $352,724   $450,693     $ 70,168      $226,332
                                          ========   ========     ========      ========

--------
* Net of foreign capital taxes withheld of $0, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                   UNITED
                                           INTERNATIONAL  JAPANESE  ASIA PACIFIC  KINGDOM
                                               SMALL       SMALL       SMALL       SMALL
                                              COMPANY     COMPANY     COMPANY     COMPANY
                                            PORTFOLIO*   PORTFOLIO*  PORTFOLIO*  PORTFOLIO*
                                           ------------- ---------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received
     from Affiliated Investment
     Companies:
   Dividends (Net of Foreign Taxes
     Withheld of $6,614, $262,
     $75, and $0, respectively)...........   $ 77,079     $ 3,496     $ 2,817      $  473
   Interest...............................          2          --          --          --
   Income from Securities Lending.........      8,164         193         306           4
   Expenses Allocated from
     Affiliated Investment
     Companies............................     (4,239)       (163)       (141)        (20)
                                             --------     -------     -------      ------
          Total Net Investment
            Income Received From
            Affiliated Investment
            Companies.....................     81,006       3,526       2,982         457
                                             --------     -------     -------      ------
FUND INVESTMENT INCOME
   Interest...............................         12          --          --          --
                                             --------     -------     -------      ------
          Total Fund Investment
            Income........................         12          --          --          --
                                             --------     -------     -------      ------
FUND EXPENSES
   Administrative Services Fees...........     11,754         481         345          63
   Accounting & Transfer Agent Fees.......         38           8           8           7
   Filing Fees............................         90          17          18          12
   Shareholders' Reports..................         85           1           2           1
   Directors'/Trustees' Fees &
     Expenses.............................         24           1           1          --
   Audit Fees.............................          7           1           1           1
   Legal Fees.............................         34          --          --          --
   Other..................................         24           1           1          --
                                             --------     -------     -------      ------
          Total Expenses..................     12,056         510         376          84
                                             --------     -------     -------      ------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C).....................         --          --          --         (10)
                                             --------     -------     -------      ------
   Net Expenses...........................     12,056         510         376          74
                                             --------     -------     -------      ------
   NET INVESTMENT INCOME (LOSS)...........     68,962       3,016       2,606         383
                                             --------     -------     -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     73,420      (4,809)      6,945          67
       Foreign Currency
         Transactions**...................       (134)        (19)         (1)         (2)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    223,293      20,155       4,323       3,897
       Futures............................         --          --          --          --
       Translation of Foreign
         Currency Denominated
         Amounts..........................        501         151         (19)          1
                                             --------     -------     -------      ------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS)..........................    297,080      15,478      11,248       3,963
                                             --------     -------     -------      ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS........   $366,042     $18,494     $13,854      $4,346
                                             ========     =======     =======      ======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $3, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA                       DFA
                                                                            CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                                               SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                                              COMPANY    SECURITIES   SECURITIES      VALUE
                                                                            PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                            ----------- ------------- ----------- -------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $215, $0, $0 and $0,
     respectively).........................................................   $1,474            --           --           --
   Income Distributions Received from Affiliated Investment Company........       --            --     $ 24,545           --
   Income from Securities Lending..........................................      282            --           --           --
   Expenses Allocated from Affiliated Investment Company...................      (89)           --           --           --
                                                                              ------      --------     --------     --------
          Total Net Investment Income Received from Affiliated
            Investment Company.............................................    1,667            --       24,545           --
                                                                              ------      --------     --------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2,553, $0 and $7,858,
     respectively).........................................................       --      $ 33,894           --     $ 99,613
   Interest................................................................       --            --            2           --
   Income from Securities Lending..........................................       --           541           --       10,389
                                                                              ------      --------     --------     --------
          Total Fund Investment Income.....................................       --        34,435            2      110,002
                                                                              ------      --------     --------     --------
FUND EXPENSES
   Investment Advisory Services Fees.......................................       --         1,907        1,522       24,688
   Administrative Services Fees............................................      229            --           --           --
   Accounting & Transfer Agent Fees........................................        7            68           11          403
   Custodian Fees..........................................................       --           140           --        1,107
   Filing Fees.............................................................       14            27           22          108
   Shareholders' Reports...................................................        2            30           13          116
   Directors'/Trustees' Fees & Expenses....................................       --             4            3           31
   Audit Fees..............................................................        1             9            3           62
   Legal Fees..............................................................       --             6            4           50
   Other...................................................................        1            12            3           82
                                                                              ------      --------     --------     --------
          Total Expenses...................................................      254         2,203        1,581       26,647
                                                                              ------      --------     --------     --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C).........................................       --            --       (1,355)          --
   Fees Paid Indirectly....................................................       --            (3)          --          (16)
                                                                              ------      --------     --------     --------
   Net Expenses............................................................      254         2,200          226       26,631
                                                                              ------      --------     --------     --------
   NET INVESTMENT INCOME (LOSS)............................................    1,413        32,235       24,321       83,371
                                                                              ------      --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................................     (436)      (32,108)      (2,736)     178,349
       Foreign Currency Transactions**.....................................       (7)          176           --       (5,662)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..........................    1,405        87,053       90,971      246,273
       Translation of Foreign Currency Denominated Amounts.................      (13)          264           --        1,206
                                                                              ------      --------     --------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).................................      949        55,385       88,235      420,166
                                                                              ------      --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............   $2,362      $ 87,620     $112,556     $503,537
                                                                              ======      ========     ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $0, $0, and $10, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL                          SELECTIVELY       EMERGING
                                                     VECTOR EQUITY    WORLD EX U.S.        HEDGED GLOBAL      MARKETS
                                                       PORTFOLIO    VALUE PORTFOLIO***  EQUITY PORTFOLIO(a)  PORTFOLIO*
                                                     -------------  ------------------  -------------------  ----------
INVESTMENT INCOME
   Net Investment Income Received from
     Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of
     $0, $59, $0 and $2,179, respectively)..........            --       $         732                   --  $   21,326
   Income Distributions Received from
     Affiliated Investment Companies................            --                  37        $         168          --
   Income from Securities Lending...................            --                  43                   --       2,261
   Expenses Allocated from Affiliated
     Investment Companies...........................            --                 (55)                  --      (2,300)
                                                     -------------  ------------------  -------------------  ----------
          Total Investment Income...................            --                 757                  168      21,287
                                                     -------------  ------------------  -------------------  ----------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $571, $0, $0 and $0, respectively)............. $       7,588                  --                   --          --
   Interest.........................................            --                  --                    1          --
   Income from Securities Lending...................           502                  --                   --          --
                                                     -------------  ------------------  -------------------  ----------
          Total Fund Investment Income..............         8,090                  --                    1          --
                                                     -------------  ------------------  -------------------  ----------
FUND EXPENSES
   Investment Advisory Services Fees................         1,065                 127                   30          --
   Administrative Services Fees.....................            --                  --                   --       4,965
   Accounting & Transfer Agent Fees.................            37                   6                    6          20
   Custodian Fees...................................           139                  --                   --          --
   Filing Fees......................................            17                  20                   --          33
   Shareholders' Reports............................             6                  --                   --          52
   Directors'/Trustees' Fees & Expenses.............             2                  --                   --          10
   Professional Fees................................             6                   3                    3          17
   Organizational & Offering Costs..................            --                  --                   28          --
   Other............................................             5                   1                   --          10
                                                     -------------  ------------------  -------------------  ----------
          Total Expenses............................         1,277                 157                   67       5,107
                                                     -------------  ------------------  -------------------  ----------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)...............................            --                 (66)                 (63)         --
   Fees Paid Indirectly.............................            (2)                 --                   --          --
                                                     -------------  ------------------  -------------------  ----------
   Net Expenses.....................................         1,275                  91                    4       5,107
                                                     -------------  ------------------  -------------------  ----------
   NET INVESTMENT INCOME (LOSS).....................         6,815                 666                  165      16,180
                                                     -------------  ------------------  -------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Affiliated Investment Companies................            --                  80                   --          --
   Net Realized Gain (Loss) on:.....................
       Investment Securities Sold...................         2,342                (222)                  --      19,769
       Futures......................................            --                  --                   43          --
       Foreign Currency Transactions**..............           (64)                 (6)                 106        (445)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................        18,027                 970                1,584      80,559
       Futures......................................            --                  --                   13          --
       Translation of Foreign Currency
         Denominated Amounts........................            50                   5                  (44)        (33)
                                                     -------------  ------------------  -------------------  ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........        20,355                 827                1,702      99,850
                                                     -------------  ------------------  -------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................... $      27,170       $       1,493        $       1,867  $  116,030
                                                     =============  ==================  ===================  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $1, $0, $0, and $13, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a) The Portfolio commenced operations on November 14, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                      EMERGING    EMERGING    EMERGING
                                                      MARKETS     MARKETS      MARKETS
                                                     SMALL CAP     VALUE     CORE EQUITY
                                                     PORTFOLIO*  PORTFOLIO*   PORTFOLIO
                                                     ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $1,502, $11,363 and $6,009, respectively)......  $  18,098  $  111,479   $   56,294
   Interest.........................................         --           1           --
   Income from Securities Lending...................      2,495      12,516        7,856
   Expenses Allocated from Affiliated
     Investment Company.............................     (3,354)    (14,150)          --
                                                     ----------  ----------  -----------
          Total Investment Income...................     17,239     109,846       64,150
                                                     ----------  ----------  -----------
EXPENSES
   Investment Advisory Services Fees................         --          --       17,802
   Administrative Services Fees.....................      4,647      29,820           --
   Accounting & Transfer Agent Fees.................         18          88          342
   Shareholder Servicing Fees -- Class R2 Shares....         --         119           --
   Custodian Fees...................................         --          --        2,576
   Filing Fees......................................         42         204          110
   Shareholders' Reports............................         26         123           80
   Directors'/Trustees' Fees & Expenses.............          8          54           20
   Professional Fees................................         13          87           96
   Other............................................          7          48           42
                                                     ----------  ----------  -----------
          Total Expenses............................      4,761      30,543       21,068
                                                     ----------  ----------  -----------
   Fees Paid Indirectly.............................         --          --          (51)
                                                     ----------  ----------  -----------
   Net Expenses.....................................      4,761      30,543       21,017
                                                     ----------  ----------  -----------
   NET INVESTMENT INCOME (LOSS).....................     12,478      79,303       43,133
                                                     ----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................     56,146     160,100        6,759
       Futures......................................       (812)         --        2,698
       Foreign Currency Transactions**..............     (1,261)     (2,843)      (1,095)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................     56,008     117,619      231,237
       Translation of Foreign Currency
         Denominated Amounts........................        (85)        (14)        (265)
                                                     ----------  ----------  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........    109,996     274,862      239,334
                                                     ----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...................................  $ 122,474  $  354,165   $  282,467
                                                     ==========  ==========  ===========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $86, $310 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               ENHANCED               U.S. LARGE
                                                          U.S. LARGE COMPANY           CAP VALUE              U.S. TARGETED
                                                              PORTFOLIO                PORTFOLIO             VALUE PORTFOLIO
                                                        ---------------------  ------------------------  -----------------------
                                                        SIX MONTHS     YEAR    SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                           ENDED      ENDED       ENDED        ENDED        ENDED       ENDED
                                                         APRIL 30,   OCT. 31,   APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                           2012        2011       2012          2011        2012         2011
                                                        -----------  --------  -----------  -----------  -----------  ----------
                                                        (UNAUDITED)            (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................   $     697  $  1,430  $    75,507  $   120,343  $    12,849  $   18,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................         127       380      174,166      301,933       97,002      20,083
       Futures.........................................      21,975    12,791           --       (9,927)       3,336       1,751
       Foreign Currency Transactions...................        (585)      412           --           --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...........................         769      (472)     525,053      (67,687)     189,172      53,386
       Futures.........................................      (1,590)     (995)          --           --           --          --
       Translation of Foreign Currency
         Denominated Amounts...........................         346      (174)          --           --           --          --
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations..................      21,739    13,372      774,726      344,662      302,359      93,954
                                                        -----------  --------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares.................................          --        --           --           --         (163)       (275)
       Class R2 Shares.................................          --        --           --           --          (35)        (43)
       Institutional Class Shares......................      (1,846)     (270)     (77,128)    (117,051)     (10,257)    (17,989)
   Net Long-Term Gains:................................
       Class R1 Shares.................................          --        --           --           --         (356)        (87)
       Class R2 Shares.................................          --        --           --           --          (86)        (14)
       Institutional Class Shares......................          --        --           --           --      (19,426)     (4,668)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Total Distributions..........................      (1,846)     (270)     (77,128)    (117,051)     (30,323)    (23,076)
                                                        -----------  --------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................      11,969    42,165      754,785    2,027,913      462,506     924,360
   Shares Issued in Lieu of Cash Distributions.........       1,756       259       71,711      109,293       28,351      21,388
   Shares Redeemed.....................................     (15,095)  (42,128)    (875,481)  (1,945,509)    (390,816)   (743,912)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................      (1,370)      296      (48,985)     191,697      100,041     201,836
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.....................................      18,523    13,398      648,613      419,308      372,077     272,714
NET ASSETS
   Beginning of Period.................................     171,128   157,730    7,340,344    6,921,036    2,543,979   2,271,265
                                                        -----------  --------  -----------  -----------  -----------  ----------
   End of Period.......................................   $ 189,651  $171,128  $ 7,988,957  $ 7,340,344  $ 2,916,056  $2,543,979
                                                        ===========  ========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................       1,408     5,163       37,430      100,905       29,116      56,950
   Shares Issued in Lieu of Cash Distributions.........         222        33        3,709        5,526        1,911       1,349
   Shares Redeemed.....................................      (1,780)   (5,148)     (43,394)     (98,393)     (24,372)    (46,106)
   Shares Reduced by Reverse Stock Split (Note
     G)................................................          --        --           --           --           --          (9)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................        (150)       48       (2,255)       8,038        6,655      12,184
                                                        ===========  ========  ===========  ===========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)                                                 $     754  $  1,903  $    19,055  $    20,676  $     3,779  $    1,385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. SMALL                 U.S. CORE                 U.S. CORE
                                              CAP VALUE PORTFOLIO       EQUITY 1 PORTFOLIO        EQUITY 2 PORTFOLIO
                                           ------------------------  ------------------------  ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011        2012          2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    24,590  $    44,197  $    35,220  $    51,991  $    51,730  $    80,421
   Capital Gain Distributions
     Received from Affiliated
     Investment Company...................          --           --           36           --          105           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     199,092      215,171       14,736       31,974       50,158       69,078
       Futures............................         628         (825)          --           --           --           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     539,736      112,710      431,153      116,761      602,868      192,966
       Futures............................        (536)         536           --           --           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     763,510      371,789      481,145      200,726      704,861      342,465
                                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (20,289)     (41,924)     (32,374)     (49,822)     (42,597)     (78,869)
   Net Long-Term Gains:...................
       Institutional Class Shares.........     (89,379)          --           --           --           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions.............    (109,668)     (41,924)     (32,374)     (49,822)     (42,597)     (78,869)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     566,458    1,194,011      766,720    1,193,672      669,419    1,575,775
   Shares Issued in Lieu of Cash
     Distributions........................     103,444       39,640       29,484       45,486       41,410       76,923
   Shares Redeemed........................    (774,632)  (1,577,930)    (375,004)    (556,060)    (550,722)  (1,086,755)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    (104,730)    (344,279)     421,200      683,098      160,107      565,943
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     549,112      (14,414)     869,971      834,002      822,371      829,539
NET ASSETS
   Beginning of Period....................   6,540,863    6,555,277    3,731,411    2,897,409    5,819,906    4,990,367
                                           -----------  -----------  -----------  -----------  -----------  -----------
   End of Period.......................... $ 7,089,975  $ 6,540,863  $ 4,601,382  $ 3,731,411  $ 6,642,277  $ 5,819,906
                                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      22,857       48,190       67,996      108,434       60,128      144,791
   Shares Issued in Lieu of Cash
     Distributions........................       4,641        1,639        2,709        4,215        3,865        7,192
   Shares Redeemed........................     (31,457)     (62,955)     (33,454)     (51,146)     (49,629)     (99,493)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      (3,959)     (13,126)      37,251       61,503       14,364       52,490
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $     5,159  $       858  $    11,205  $     8,359  $    16,734  $     7,601

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. VECTOR                U.S. SMALL                U.S. MICRO
                                               EQUITY PORTFOLIO            CAP PORTFOLIO              CAP PORTFOLIO
                                           ------------------------  ------------------------   ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR      SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED         ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,     APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011         2012          2011
                                           -----------  -----------  -----------  -----------   -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    13,687  $    20,309  $    23,003  $    33,067   $    17,599  $    23,621
   Capital Gain Distributions
     Received from Affiliated
     Investment Company...................          18           --           --           --            --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      34,151       46,999      144,019      211,228       147,503      234,404
       Futures............................        (850)          --           --          929            --           --
       In-Kind Redemptions................          --           --           --      126,527*           --           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     170,239       18,243      268,274      (60,488)      187,622       32,818
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     217,245       85,551      435,296      311,263       352,724      290,843
                                           -----------  -----------  -----------  -----------   -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (12,271)     (19,719)     (14,637)     (32,796)      (12,442)     (23,667)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Total Distributions.............     (12,271)     (19,719)     (14,637)     (32,796)      (12,442)     (23,667)
                                           -----------  -----------  -----------  -----------   -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     195,779      551,321      438,321    1,118,116       219,424      509,041
   Shares Issued in Lieu of Cash
     Distributions........................      12,076       19,400       13,557       30,271        11,737       22,542
   Shares Redeemed........................    (292,882)    (343,081)    (358,624)  (1,047,988)*    (279,890)    (719,326)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     (85,027)     227,640       93,254      100,399       (48,729)    (187,743)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     119,947      293,472      513,913      378,866       291,553       79,433
NET ASSETS
   Beginning of Period....................   1,851,895    1,558,423    3,770,323    3,391,457     3,257,719    3,178,286
                                           -----------  -----------  -----------  -----------   -----------  -----------
   End of Period.......................... $ 1,971,842  $ 1,851,895  $ 4,284,236  $ 3,770,323   $ 3,549,272  $ 3,257,719
                                           ===========  ===========  ===========  ===========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      18,026       51,309       20,287       52,474        15,722       37,458
   Shares Issued in Lieu of Cash
     Distributions........................       1,192        1,845          674        1,457           916        1,695
   Shares Redeemed........................     (26,732)     (31,749)     (16,466)     (48,404)      (20,140)     (52,370)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      (7,514)      21,405        4,495        5,527        (3,502)     (13,217)
                                           ===========  ===========  ===========  ===========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $     4,973  $     3,557  $     9,849  $     1,483   $     8,356  $     3,199

--------
*  See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                DFA REAL ESTATE              LARGE CAP               INTERNATIONAL
                                                  SECURITIES               INTERNATIONAL              CORE EQUITY
                                                   PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                           ------------------------  ------------------------  ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011        2012          2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    38,917  $    51,146  $    31,458  $    55,392  $    85,573  $   161,011
   Capital Gain Distributions
     Received from Investment
     Securities...........................       8,786       13,117           --           --           --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      (1,870)     (39,946)     (10,627)     (12,846)     (19,641)      28,431
       Futures............................         (46)          --           --           --           --           --
       Foreign Currency
         Transactions*....................          --           --         (250)         187         (398)        (191)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................     404,906      277,359       49,373     (133,116)     160,136     (525,986)
       Translation of Foreign
         Currency Denominated
         Amounts..........................          --           --          214         (205)         662         (476)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     450,693      301,676       70,168      (90,588)     226,332     (337,211)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (38,555)     (40,246)     (21,610)     (54,107)     (57,457)    (161,285)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions.............     (38,555)     (40,246)     (21,610)     (54,107)     (57,457)    (161,285)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     392,881      685,272      397,760      463,836      930,584    1,663,723
   Shares Issued in Lieu of Cash
     Distributions........................      37,296       38,998       20,547       51,857       55,386      154,934
   Shares Redeemed........................    (341,929)    (576,605)    (214,994)    (283,535)    (627,352)    (791,266)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................      88,248      147,665      203,313      232,158      358,618    1,027,391
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     500,386      409,095      251,871       87,463      527,493      528,895
NET ASSETS
   Beginning of Period....................   3,098,647    2,689,552    1,704,149    1,616,686    5,395,884    4,866,989
                                           -----------  -----------  -----------  -----------  -----------  -----------
   End of Period.......................... $ 3,599,033  $ 3,098,647  $ 1,956,020  $ 1,704,149  $ 5,923,377  $ 5,395,884
                                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      16,384       30,656       22,489       23,919       95,327      153,758
   Shares Issued in Lieu of Cash
     Distributions........................       1,712        1,817        1,204        2,658        5,892       14,162
   Shares Redeemed........................     (14,384)     (25,853)     (12,190)     (14,657)     (65,758)     (73,947)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................       3,712        6,620       11,503       11,920       35,461       93,973
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $    14,891  $    14,529  $    15,573  $     5,275  $    41,482  $    13,366

--------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                INTERNATIONAL            JAPANESE            ASIA PACIFIC
                                                SMALL COMPANY          SMALL COMPANY         SMALL COMPANY
                                                  PORTFOLIO              PORTFOLIO             PORTFOLIO
                                           ----------------------  --------------------  --------------------
                                           SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                              ENDED      ENDED        ENDED     ENDED       ENDED     ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                              2012        2011        2012       2011       2012       2011
                                           ----------- ----------  ----------- --------  ----------- --------
                                           (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $   68,962  $  146,577   $  3,016   $  2,693   $  2,606   $  4,845
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     73,420     205,897     (4,809)    (5,587)     6,945      8,959
       Futures............................         --        (271)        --         --         --         --
       Foreign Currency
         Transactions*....................       (134)       (103)       (19)        14         (1)        85
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    223,293    (571,803)    20,155     13,164      4,323    (21,184)
       Futures............................         --          --         --         --         --         --
       Translation of Foreign
         Currency Denominated
         Amounts..........................        501        (340)       151        (61)       (19)        18
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................    366,042    (220,043)    18,494     10,223     13,854     (7,277)
                                           ----------- ----------  ----------- --------  ----------- --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........    (69,996)   (179,486)    (1,550)    (2,305)    (5,899)    (6,964)
   Net Long-Term Gains:
       Institutional Class Shares.........   (108,621)         --         --         --         --         --
                                           ----------- ----------  ----------- --------  ----------- --------
          Total Distributions.............   (178,617)   (179,486)    (1,550)    (2,305)    (5,899)    (6,964)
                                           ----------- ----------  ----------- --------  ----------- --------
Capital Share Transactions (1):
   Shares Issued..........................    581,758   1,380,524    159,880     74,211     66,937     54,555
   Shares Issued in Lieu of Cash
     Distributions........................    172,326     171,227      1,392      2,020      5,363      6,350
   Shares Redeemed........................   (574,856)   (829,801)   (19,240)   (35,962)   (16,748)   (38,913)
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    179,228     721,950    142,032     40,269     55,552     21,992
                                           ----------- ----------  ----------- --------  ----------- --------
          Total Increase
            (Decrease) in Net
            Assets........................    366,653     322,421    158,976     48,187     63,507      7,751
NET ASSETS
   Beginning of Period....................  5,834,015   5,511,594    163,120    114,933    139,262    131,511
                                           ----------- ----------  ----------- --------  ----------- --------
   End of Period.......................... $6,200,668  $5,834,015   $322,096   $163,120   $202,769   $139,262
                                           =========== ==========  =========== ========  =========== ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................     39,295      81,929     10,052      4,725      3,067      2,200
   Shares Issued in Lieu of Cash
     Distributions........................     12,621      10,276         91        133        259        249
   Shares Redeemed........................    (39,131)    (50,113)    (1,206)    (2,288)      (757)    (1,533)
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................     12,785      42,092      8,937      2,570      2,569        916
                                           =========== ==========  =========== ========  =========== ========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN
  EXCESSOF NET INVESTMENT INCOME)          $    5,342  $    6,376   $  2,507   $  1,041   $ (2,246)  $  1,047

--------
* Net of foreign capital gain taxes withheld of $3, $0, $0, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               UNITED KINGDOM          CONTINENTAL          DFA INTERNATIONAL
                                               SMALL COMPANY          SMALL COMPANY       REAL ESTATE SECURITIES
                                                 PORTFOLIO              PORTFOLIO               PORTFOLIO
                                           ---------------------  ---------------------  -----------------------
                                           SIX MONTHS     YEAR    SIX MONTHS     YEAR    SIX MONTHS      YEAR
                                              ENDED      ENDED       ENDED      ENDED       ENDED       ENDED
                                            APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,    OCT. 31,
                                              2012        2011       2012        2011       2012         2011
                                           -----------  --------  -----------  --------  -----------  ----------
                                           (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:...............................
   Net Investment Income (Loss)...........     $   383   $ 1,146     $  1,413  $  3,026   $   32,235  $   58,347
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........          67     1,011         (436)    3,433      (32,108)    (74,845)
       Futures............................          --        --           --       (16)          --          --
       Foreign Currency
         Transactions.....................          (2)        1           (7)      (34)         176         223
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................       3,897    (2,107)       1,405   (21,048)      87,053       3,153
       Translation of Foreign
         Currency Denominated
         Amounts..........................           1         2          (13)        3          264         (99)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................       4,346        53        2,362   (14,636)      87,620     (13,221)
                                           -----------  --------  -----------  --------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........        (572)   (1,071)        (432)   (3,562)     (54,030)   (107,338)
                                           -----------  --------  -----------  --------  -----------  ----------
          Total Distributions.............        (572)   (1,071)        (432)   (3,562)     (54,030)   (107,338)
                                           -----------  --------  -----------  --------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................       1,030     3,802        9,052    18,358      225,264     322,549
   Shares Issued in Lieu of Cash
     Distributions........................         430       818          325     2,856       53,300     106,188
   Shares Redeemed........................      (8,815)   (3,484)      (8,274)  (13,670)    (133,526)   (206,576)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................      (7,355)    1,136        1,103     7,544      145,038     222,161
                                           -----------  --------  -----------  --------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................      (3,581)      118        3,033   (10,654)     178,628     101,602
NET ASSETS
   Beginning of Period....................      33,869    33,751      117,452   128,106    1,060,156     958,554
                                           -----------  --------  -----------  --------  -----------  ----------
   End of Period..........................     $30,288   $33,869     $120,485  $117,452   $1,238,784  $1,060,156
                                           ===========  ========  ===========  ========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................          43       158          638     1,086       48,140      62,870
   Shares Issued in Lieu of Cash
     Distributions........................          20        33           25       164       12,309      21,940
   Shares Redeemed........................        (360)     (138)        (595)     (801)     (29,077)    (40,236)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................        (297)       53           68       449       31,372      44,574
                                           ===========  ========  ===========  ========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                    $    90   $   279     $  1,008  $     27   $  (75,062) $  (53,267)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  DFA GLOBAL             DFA INTERNATIONAL          INTERNATIONAL
                                            REAL ESTATE SECURITIES        SMALL CAP VALUE           VECTOR EQUITY
                                                   PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                           ------------------------  ------------------------  -----------------------
                                            SIX MONTHS       YEAR    SIX MONTHS       YEAR     SIX MONTHS
                                               ENDED        ENDED       ENDED        ENDED        ENDED     YEAR ENDED
                                             APRIL 30,     OCT. 31,   APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                               2012          2011       2012          2011        2012         2011
                                           -----------    ---------  -----------  -----------  -----------  ----------
                                            (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    24,321    $  37,948  $    83,371  $   168,945  $     6,815  $   11,568
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      (2,736)      (4,706)     178,349      146,129        2,342       6,572
       Foreign Currency
         Transactions*....................          --           --       (5,662)         115          (64)        126
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................      90,971        1,312      246,273     (659,162)      18,027     (47,642)
       Translation of Foreign
         Currency Denominated
         Amounts..........................          --           --        1,206         (833)          50         (27)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     112,556       34,554      503,537     (344,806)      27,170     (29,403)
                                           -----------    ---------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (25,716)     (41,423)     (63,607)    (182,741)      (4,264)    (11,774)
   Net Short-Term Gains:
       Institutional Class Shares.........          --           --      (11,429)          --           --          --
   Net Long-Term Gains:
       Institutional Class Shares.........          --           --     (126,221)    (138,537)      (6,473)     (2,419)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Total Distributions.............     (25,716)     (41,423)    (201,257)    (321,278)     (10,737)    (14,193)
                                           -----------    ---------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................     229,364      372,793      866,491    1,422,232      157,966     139,795
   Shares Issued in Lieu of Cash
     Distributions........................      25,115       40,672      190,535      303,336       10,257      13,500
   Shares Redeemed........................     (81,142)    (232,709)    (659,836)  (1,255,658)     (62,609)    (62,242)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     173,337      180,756      397,190      469,910      105,614      91,053
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................     260,177      173,887      699,470     (196,174)     122,047      47,457
NET ASSETS
   Beginning of Period....................     869,348      695,461    7,459,144    7,655,318      410,580     363,123
                                           -----------    ---------  -----------  -----------  -----------  ----------
   End of Period.......................... $ 1,129,525    $ 869,348  $ 8,158,614  $ 7,459,144  $   532,627  $  410,580
                                           ===========    =========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      27,938       45,423       58,880       86,184       17,910      13,326
   Shares Issued in Lieu of Cash
     Distributions........................       3,385        5,345       14,145       18,285        1,211       1,293
   Shares Redeemed........................     (10,143)     (28,834)     (45,919)     (75,870)      (6,988)     (5,988)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      21,180       21,934       27,106       28,599       12,133       8,631
                                           ===========    =========  ===========  ===========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $      (218) $     1,177  $    41,638  $    21,874  $     3,333  $      782

--------
* Net of foreign capital gain taxes withheld of $0, $0, $10, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      SELECTIVELY
                                               WORLD EX U.S.      HEDGED GLOBAL EQUITY      EMERGING MARKETS
                                              VALUE PORTFOLIO          PORTFOLIO               PORTFOLIO
                                           ---------------------  --------------------  -----------------------
                                                                         PERIOD
                                           SIX MONTHS     YEAR          NOV. 14,        SIX MONTHS      YEAR
                                              ENDED      ENDED         2011(a) TO          ENDED       ENDED
                                            APRIL 30,   OCT. 31,       APRIL 30,         APRIL 30,    OCT. 31,
                                              2012        2011            2012             2012         2011
                                           -----------  --------  --------------------  -----------  ----------
                                           (UNAUDITED)                (UNAUDITED)       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...........     $   666   $ 1,131               $   165   $   16,180  $   49,480
   Capital Gain Distributions
     Received from Affiliated
     Investment Companies.................          80        48                    --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........        (222)   (6,148)                   --       19,769      94,878
       Futures............................          --        --                    43           --          --
       Foreign Currency
         Transactions*....................          (6)       (4)                  106         (445)     (1,059)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................         970    (1,774)                1,584       80,559    (309,714)
       Futures............................          --        --                    13           --          --
       Translation of Foreign
         Currency Denominated
         Amounts..........................           5       (13)                  (44)         (33)       (109)
   Change in Deferred Thailand
     Capital Gains Tax....................          --         3                    --           --       4,215
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................       1,493    (6,757)                1,867      116,030    (162,309)
                                           -----------  --------  --------------------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........        (474)   (1,006)                 (140)     (14,060)    (42,779)
   Net Short-Term Gains:
       Institutional Class Shares.........          (7)      (19)                   --           --         (77)
   Net Long-Term Gains:
       Institutional Class Shares.........          --      (195)                   --      (90,351)   (136,141)
                                           -----------  --------  --------------------  -----------  ----------
          Total Distributions.............        (481)   (1,220)                 (140)    (104,411)   (178,997)
                                           -----------  --------  --------------------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................      11,564    32,244                22,877      492,070     668,299
   Shares Issued in Lieu of Cash
     Distributions........................         472     1,211                   140       96,716     164,271
   Shares Redeemed........................      (4,913)   (7,929)                  (15)    (236,364)   (550,727)
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................       7,123    25,526                23,002      352,422     281,843
                                           -----------  --------  --------------------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................       8,135    17,549                24,729      364,041     (59,463)
NET ASSETS
   Beginning of Period....................      47,165    29,616                    --    2,313,035   2,372,498
                                           -----------  --------  --------------------  -----------  ----------
   End of Period..........................     $55,300   $47,165               $24,729   $2,677,076  $2,313,035
                                           ===========  ========  ====================  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................       1,213     2,801                 2,265       19,410      22,995
   Shares Issued in Lieu of Cash
     Distributions........................          52       108                    15        4,096       5,590
   Shares Redeemed........................        (488)     (782)                   (2)      (9,268)    (18,667)
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................         777     2,127                 2,278       14,238       9,918
                                           ===========  ========  ====================  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                    $   360   $   168               $    25   $    8,233  $    6,113

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $1, $0, $13 and $851, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                       EMERGING MARKETS                                  EMERGING MARKETS
                                                           SMALL CAP            EMERGING MARKETS            CORE EQUITY
                                                           PORTFOLIO             VALUE PORTFOLIO             PORTFOLIO
                                                    ----------------------  ------------------------  ----------------------
                                                    SIX MONTHS     YEAR     SIX MONTHS       YEAR     SIX MONTHS     YEAR
                                                       ENDED      ENDED        ENDED        ENDED        ENDED      ENDED
                                                     APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012        2011        2012          2011        2012        2011
                                                    ----------- ----------  -----------  -----------  ----------- ----------
                                                    (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   12,478  $   36,127  $    79,303  $   259,300  $   43,133  $  100,756
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     56,146      27,050      160,100      193,129       6,759      20,186
       Futures.....................................       (812)         --           --           --       2,698          --
       Foreign Currency Transactions*..............     (1,261)     (1,258)      (2,843)      (3,612)     (1,095)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     56,008    (354,184)     117,619   (2,865,375)    231,237    (717,993)
       Translation of Foreign Currency
         Denominated Amounts.......................        (85)        (31)         (14)          (5)       (265)         25
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --       3,533           --       16,079          --       5,965
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    122,474    (288,763)     354,165   (2,400,484)    282,467    (595,110)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares.............................         --          --         (632)        (532)         --          --
       Institutional Class Shares..................    (13,800)    (33,950)    (103,253)    (223,890)    (38,445)    (86,292)
   Net Short-Term Gains:
       Class R2 Shares.............................         --          --           --         (224)         --          --
       Institutional Class Shares..................         --          --           --      (67,767)         --          --
   Net Long-Term Gains:
       Class R2 Shares.............................         --          --       (1,207)      (1,580)         --          --
       Institutional Class Shares..................    (37,112)    (58,359)    (187,999)    (477,706)         --          --
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Total Distributions......................    (50,912)    (92,309)    (293,091)    (771,699)    (38,445)    (86,292)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    668,954     694,159    3,200,747    6,491,870   2,569,664   2,524,065
   Shares Issued in Lieu of Cash
     Distributions.................................     45,238      74,466      269,854      711,366      34,616      77,358
   Shares Redeemed.................................   (100,325)   (387,846)  (1,363,201)  (1,805,221)   (572,899)   (732,430)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    613,867     380,779    2,107,400    5,398,015   2,031,381   1,868,993
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    685,429        (293)   2,168,474    2,225,832   2,275,403   1,187,591
NET ASSETS
   Beginning of Period.............................  1,832,745   1,833,038   13,808,370   11,582,538   5,367,473   4,179,882
                                                    ----------  ----------  -----------  -----------  ----------  ----------
   End of Period................................... $2,518,174  $1,832,745  $15,976,844  $13,808,370  $7,642,876  $5,367,473
                                                    ==========  ==========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     33,808      31,956      111,865      190,904     136,831     122,538
   Shares Issued in Lieu of Cash
     Distributions.................................      2,550       3,241       10,435       20,921       2,000       3,743
   Shares Redeemed.................................     (5,236)    (18,437)     (47,841)     (55,156)    (31,427)    (35,958)
   Shares Reduced by Conversion of Shares
     (Note G)......................................         --          --           --      (19,608)         --          --
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     31,122      16,760       74,459      137,061     107,404      90,323
                                                    ==========  ==========  ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME).......................................... $       74  $    1,396  $     9,288  $    33,870  $   19,968  $   15,280

--------
* Net of foreign capital gain taxes withheld of $86, $637, $310, $1,682, $541 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------------------
                                                                                       PERIOD
                                     SIX MONTHS        YEAR      YEAR      YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED     ENDED     ENDED       2007 TO          ENDED        ENDED
                                      APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,        NOV. 30,     NOV. 30,
                                        2012           2011      2010      2009        2008             2007         2006
                                     -----------     --------  --------  --------    ---------        --------     --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period ...........................    $   8.15     $   7.53  $   6.48  $   6.47     $  10.91        $  10.95     $   9.82
                                     -----------     --------  --------  --------    ---------        --------     --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.03         0.07      0.07      0.05         0.39            0.30         0.12
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.01         0.56      1.05      0.61        (3.74)           0.45         1.19
                                     -----------     --------  --------  --------    ---------        --------     --------
   Total From Investment Operations.        1.04         0.63      1.12      0.66        (3.35)           0.75         1.31
                                     -----------     --------  --------  --------    ---------        --------     --------
Less Distributions
------------------
  Net Investment Income.............       (0.09)       (0.01)    (0.07)    (0.59)       (0.36)          (0.36)       (0.18)
  Net Realized Gains................          --           --        --     (0.06)       (0.73)          (0.43)          --
                                     -----------     --------  --------  --------    ---------        --------     --------
   Total Distributions..............       (0.09)       (0.01)    (0.07)    (0.65)       (1.09)          (0.79)       (0.18)
                                     -----------     --------  --------  --------    ---------        --------     --------
Net Asset Value, End of Period......    $   9.10     $   8.15  $   7.53  $   6.48     $   6.47        $  10.91     $  10.95
                                     ===========     ========  ========  ========    =========        ========     ========
Total Return........................       12.90%(C)     8.41%    17.40%    12.23%      (33.89)%(C)       7.13%       13.52%
                                     -----------     --------  --------  --------    ---------        --------     --------
Net Assets, End of Period
  (thousands).......................    $189,651     $171,128  $157,730  $165,231     $200,331        $337,050     $347,216
Ratio of Expenses to Average Net
  Assets............................        0.26%(B)     0.26%     0.26%     0.29%**      0.25%(B)(D)     0.25%(D)     0.26%(D)
Ratio of Net Investment Income to
  Average Net Assets................        0.79%(B)     0.86%     0.98%     0.86%        4.74%(B)        2.67%        1.19%
Portfolio Turnover Rate.............          40%(C)      140%       78%       46%*        N/A             N/A          N/A

                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                             -----------------------------------------------------------------------------------------------
                                                                                              PERIOD
                              SIX MONTHS          YEAR           YEAR           YEAR          DEC. 1,            YEAR
                                ENDED            ENDED          ENDED          ENDED         2007 TO            ENDED
                               APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,          NOV. 30,
                                2012              2011           2010           2009           2008              2007
                             -----------       ----------     ----------     ----------     ----------        ----------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period................. $    19.29        $    18.58     $    15.81     $    14.58     $    24.44        $    25.40
                             -----------       ----------     ----------     ----------     ----------        ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A)................       0.20              0.33           0.33           0.31           0.36              0.33
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       1.83              0.70           2.76           1.28          (8.83)            (0.43)
                             -----------       ----------     ----------     ----------     ----------        ----------
   Total From Investment
     Operations.............       2.03              1.03           3.09           1.59          (8.47)            (0.10)
                             -----------       ----------     ----------     ----------     ----------        ----------
Less Distributions
------------------
  Net Investment Income.....      (0.20)            (0.32)         (0.32)         (0.34)         (0.35)            (0.32)
  Net Realized Gains........         --                --             --          (0.02)         (1.04)            (0.54)
                             -----------       ----------     ----------     ----------     ----------        ----------
   Total Distributions......      (0.20)            (0.32)         (0.32)         (0.36)         (1.39)            (0.86)
                             -----------       ----------     ----------     ----------     ----------        ----------
Net Asset Value, End of
  Period.................... $    21.12        $    19.29     $    18.58     $    15.81     $    14.58        $    24.44
                             ===========       ==========     ==========     ==========     ==========        ==========
Total Return................      10.64%(C)          5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%
                             -----------       ----------     ----------     ----------     ----------        ----------
Net Assets, End of Period
  (thousands)............... $7,988,957        $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to
  Average Net Assets........       0.28%(B)(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment
  Income to Average
  Net Assets................       1.99%(B)          1.63%          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover Rate.....        N/A               N/A            N/A            N/A            N/A               N/A

                             -----------

                                YEAR
                               ENDED
                              NOV. 30,
                                2006
                             ----------

Net Asset Value, Beginning
  of Period................. $    21.93
                             ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A)................       0.38
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       3.50
                             ----------
   Total From Investment
     Operations.............       3.88
                             ----------
Less Distributions
------------------
  Net Investment Income.....      (0.35)
  Net Realized Gains........      (0.06)
                             ----------
   Total Distributions......      (0.41)
                             ----------
Net Asset Value, End of
  Period.................... $    25.40
                             ==========
Total Return................      17.97%
                             ----------
Net Assets, End of Period
  (thousands)............... $6,410,086
Ratio of Expenses to
  Average Net Assets........       0.28%(D)
Ratio of Net Investment
  Income to Average
  Net Assets................       1.64%
Portfolio Turnover Rate.....        N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                 ---------------------------------------------------------
                                                                                                  PERIOD
                                                 SIX MONTHS        YEAR      YEAR      YEAR      JAN. 31,
                                                    ENDED         ENDED     ENDED     ENDED       2008(a)
                                                  APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,   TO OCT. 31,
                                                    2012           2011      2010      2009        2008
                                                 -----------     --------  --------  --------  -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............     $ 15.32      $ 14.75   $ 11.73   $ 10.92      $ 14.69
                                                 -----------     --------  --------  --------  -----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............        0.07         0.10      0.07      0.12         0.13
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        1.68         0.60      3.07      0.87        (3.76)
                                                 -----------     --------  --------  --------  -----------
       Total From Investment Operations.........        1.75         0.70      3.14      0.99        (3.63)
                                                 -----------     --------  --------  --------  -----------
Less Distributions
------------------
   Net Investment Income........................       (0.06)       (0.10)    (0.12)    (0.18)       (0.14)
   Net Realized Gains...........................       (0.12)       (0.03)       --        --           --
                                                 -----------     --------  --------  --------  -----------
       Total Distributions......................       (0.18)       (0.13)    (0.12)    (0.18)       (0.14)
                                                 -----------     --------  --------  --------  -----------
Net Asset Value, End of Period..................     $ 16.89      $ 15.32   $ 14.75   $ 11.73      $ 10.92
                                                 ===========     ========  ========  ========  ===========
Total Return....................................       11.57%(C)     4.69%    26.93%     9.36%      (24.96)%(C)
                                                 -----------     --------  --------  --------  -----------
Net Assets, End of Period (thousands)...........     $48,897      $45,132   $41,316   $31,393      $25,599
Ratio of Expenses to Average Net Assets.........        0.48%(B)     0.48%     0.49%     0.52%        0.50%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets........................................        0.84%(B)     0.61%     0.59%     1.12%        1.24%(B)(E)
Portfolio Turnover Rate.........................          11%(C)       23%       20%       17%          20%(C)

                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                 ---------------------------------------------------------
                                                                                                  PERIOD
                                                 SIX MONTHS        YEAR      YEAR      YEAR      JUNE 30,
                                                    ENDED         ENDED     ENDED     ENDED       2008(a)
                                                  APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,   TO OCT. 31,
                                                    2012           2011      2010      2009        2008
                                                 -----------     --------  --------  --------  -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............     $ 15.31      $ 14.76   $ 11.74   $ 10.91      $ 13.94
                                                 -----------     --------  --------  --------  -----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............        0.06         0.07      0.05      0.10         0.05
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        1.67         0.60      3.07      0.88        (3.02)
                                                 -----------     --------  --------  --------  -----------
       Total From Investment Operations.........        1.73         0.67      3.12      0.98        (2.97)
                                                 -----------     --------  --------  --------  -----------
Less Distributions
------------------
   Net Investment Income........................       (0.05)       (0.09)    (0.10)    (0.15)       (0.06)
   Net Realized Gains...........................       (0.12)       (0.03)       --        --           --
                                                 -----------     --------  --------  --------  -----------
       Total Distributions......................       (0.17)       (0.12)    (0.10)    (0.15)       (0.06)
                                                 -----------     --------  --------  --------  -----------
Net Asset Value, End of Period..................     $ 16.87      $ 15.31   $ 14.76   $ 11.74      $ 10.91
                                                 ===========     ========  ========  ========  ===========
Total Return....................................       11.47%(C)     4.50%    26.66%     9.23%      (21.40)%(C)
                                                 -----------     --------  --------  --------  -----------
Net Assets, End of Period (thousands)...........     $12,516      $10,918   $ 5,967   $ 2,930      $ 1,715
Ratio of Expenses to Average Net Assets.........        0.63%(B)     0.63%     0.64%     0.67%        0.66%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets........................................        0.70%(B)     0.42%     0.44%     0.91%        1.35%(B)(E)
Portfolio Turnover Rate.........................          11%(C)       23%       20%       17%          20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                          ----------------------------------------------------------------------------------------
                                                                              PERIOD
                           SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,        YEAR           YEAR
                              ENDED        ENDED       ENDED       ENDED     2007 TO        ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,      NOV. 30,       NOV. 30,
                              2012          2011        2010        2009       2008          2007           2006
-                         -----------    ----------  ----------  ----------  --------      --------       --------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $    15.32     $    14.76  $    11.70  $    10.84  $  15.89      $  18.69       $  17.33
                          -----------    ----------  ----------  ----------  --------      --------       --------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.08           0.12        0.09        0.12      0.18          0.20           0.21
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       1.67           0.59        3.06        0.88     (4.68)        (1.32)          2.84
                          -----------    ----------  ----------  ----------  --------      --------       --------
   Total From Investment
     Operations..........       1.75           0.71        3.15        1.00     (4.50)        (1.12)          3.05
                          -----------    ----------  ----------  ----------  --------      --------       --------
Less Distributions
------------------
  Net Investment Income..      (0.06)         (0.12)      (0.09)      (0.14)    (0.15)        (0.20)         (0.25)
  Net Realized Gains.....      (0.12)         (0.03)         --          --     (0.40)        (1.48)         (1.44)
                          -----------    ----------  ----------  ----------  --------      --------       --------
   Total Distributions...      (0.18)         (0.15)      (0.09)      (0.14)    (0.55)        (1.68)         (1.69)
                          -----------    ----------  ----------  ----------  --------      --------       --------
Net Asset Value, End of
  Period................. $    16.89     $    15.32  $    14.76  $    11.70  $  10.84      $  15.89       $  18.69
                          ===========    ==========  ==========  ==========  ========      ========       ========
Total Return.............      11.63%(C)       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%        19.48%
                          -----------    ----------  ----------  ----------  --------      --------       --------
Net Assets, End of
  Period (thousands)..... $2,854,643     $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805       $215,338
Ratio of Expenses to
  Average Net Assets.....       0.38%(B)       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**     0.46%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.94%(B)       0.71%       0.69%       1.19%     1.39%(B)      1.12%          1.19%
Portfolio Turnover Rate..         11%(C)         23%         20%         17%       20%(C)         9%(C)*       N/A

                                                       U.S. SMALL CAP VALUE PORTFOLIO
                    ------------------------------------------------------------------------------------------------
                                                                          PERIOD
                     SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,             YEAR           YEAR
                        ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                      APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                        2012          2011        2010         2009        2008               2007           2006
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
                    (UNAUDITED)
Net Asset
  Value,
  Beginning of
  Period........... $    23.50     $    22.49  $    17.69  $    16.32    $    26.49        $    31.59     $    28.74
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Income From
Investment
Operations
-----------
  Net
   Investment
   Income
   (Loss)(A).......       0.09           0.16        0.09        0.04          0.18              0.30           0.28
  Net Gains
   (Losses) on
   Securities
   (Realized
   and
   Unrealized).....       2.65           1.00        4.79        1.54         (7.86)            (2.72)          5.06
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
   Total From
     Investment
     Operations....       2.74           1.16        4.88        1.58         (7.68)            (2.42)          5.34
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Less
Distributions
-------------
  Net
   Investment
   Income..........      (0.07)         (0.15)      (0.08)      (0.21)        (0.22)            (0.28)         (0.23)
  Net Realized
   Gains...........      (0.33)            --          --          --         (2.27)            (2.40)         (2.26)
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
   Total
     Distributions.      (0.40)         (0.15)      (0.08)      (0.21)        (2.49)            (2.68)         (2.49)
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Net Asset
  Value, End
  of Period........ $    25.84     $    23.50  $    22.49  $    17.69    $    16.32        $    26.49     $    31.59
                    ===========    ==========  ==========  ==========    ==========        ==========     ==========
Total Return.......      11.93%(C)       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%        20.29%
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Net Assets,
  End of
  Period
  (thousands)...... $7,089,975     $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846     $8,738,278
Ratio of
  Expenses to
  Average Net
  Assets...........       0.53%(B)       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets...........       0.73%(B)       0.62%       0.43%       0.27%         0.86%(B)          0.98%          0.94%
Portfolio
  Turnover
  Rate.............          7%(C)         14%         19%         21%+         N/A               N/A            N/A

--------
*   For the period March 30, 2007 through November 30, 2007. Effective
    March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. CORE EQUITY 1 PORTFOLIO
                                     ---------------------------------------------------------------------------------------
                                                                                         PERIOD
                                      SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,           YEAR       YEAR
                                         ENDED        ENDED       ENDED       ENDED     2007 TO           ENDED      ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,   NOV. 30,
                                         2012          2011        2010        2009       2008             2007       2006
                                     -----------    ----------  ----------  ----------  ----------      ----------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................ $    10.78     $    10.18  $     8.54  $     7.81  $    11.83      $    11.50  $  10.22
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...       0.10           0.17        0.15        0.15        0.17            0.19      0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.21           0.59        1.61        0.73       (4.03)           0.35      1.28
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
   Total From Investment Operations.       1.31           0.76        1.76        0.88       (3.86)           0.54      1.45
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
  Net Investment Income.............      (0.09)         (0.16)      (0.12)      (0.15)      (0.16)          (0.18)    (0.17)
  Net Realized Gains................         --             --          --          --          --           (0.03)       --
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
   Total Distributions..............      (0.09)         (0.16)      (0.12)      (0.15)      (0.16)          (0.21)    (0.17)
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period...... $    12.00     $    10.78  $    10.18  $     8.54  $     7.81      $    11.83  $  11.50
                                     ==========     ==========  ==========  ==========  ==========      ==========  ========
Total Return........................      12.25%(C)       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%    14.35%
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands)....................... $4,601,382     $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031  $652,270
Ratio of Expenses to Average Net
  Assets............................       0.20%(B)       0.20%       0.20%       0.22%       0.20%(B)        0.20%     0.23%
Ratio of Net Investment Income to
  Average Net Assets................       1.71%(B)       1.49%       1.53%       2.02%       1.78%(B)        1.53%     1.52%
Portfolio Turnover Rate.............          2%(C)          5%          4%          7%          5%(C)          10%        6%

                                                                    U.S. CORE EQUITY 2 PORTFOLIO
                                     -----------------------------------------------------------------------------------------
                                                                                         PERIOD
                                      SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED        ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012          2011        2010        2009       2008             2007        2006
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................ $    10.61     $    10.06  $     8.39  $     7.73  $    11.77      $    11.65  $    10.24
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...       0.09           0.16        0.14        0.14        0.17            0.19        0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.18           0.54        1.64        0.66       (4.04)           0.13        1.40
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.       1.27           0.70        1.78        0.80       (3.87)           0.32        1.57
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............      (0.08)         (0.15)      (0.11)      (0.14)      (0.17)          (0.17)      (0.16)
  Net Realized Gains................         --             --          --          --          --           (0.03)         --
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
   Total Distributions..............      (0.08)         (0.15)      (0.11)      (0.14)      (0.17)          (0.20)      (0.16)
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period...... $    11.80     $    10.61  $    10.06  $     8.39  $     7.73      $    11.77  $    11.65
                                     ===========    ==========  ==========  ==========  ==========      ==========  ==========
Total Return........................      12.02%(C)       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%      15.50%
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)....................... $6,642,277     $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420  $1,216,310
Ratio of Expenses to Average Net
  Assets............................       0.22%(B)       0.22%       0.23%       0.24%       0.23%(B)        0.23%       0.26%
Ratio of Net Investment Income to
  Average Net Assets................       1.68%(B)       1.42%       1.47%       1.89%       1.77%(B)        1.55%       1.55%
Portfolio Turnover Rate.............          3%(C)          9%          7%          4%          8%(C)           7%          5%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. VECTOR EQUITY PORTFOLIO
                              ---------------------------------------------------------------------------------------
                                                                                     PERIOD                    PERIOD
                               SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,        YEAR       DEC. 30,
                                  ENDED         ENDED       ENDED       ENDED       2007 TO       ENDED      2005(a) TO
                                APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,     NOV. 30,
                                  2012           2011        2010        2009         2008         2007         2006
                              -----------     ----------  ----------  ----------  --------      --------   ----------
                               (UNAUDITED)
Net Asset Value,
  Beginning of Period........  $    10.28     $     9.82  $     8.03  $     7.48  $  11.38      $  11.79     $  10.00
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)...............        0.08           0.12        0.10        0.11      0.15          0.16         0.13
   Net Gains (Losses) on
     Securities
     (Realized and
     Unrealized).............        1.13           0.46        1.79        0.57     (3.89)        (0.25)        1.73
                              -----------     ----------  ----------  ----------  --------      --------   ----------
       Total From
         Investment
         Operations..........        1.21           0.58        1.89        0.68     (3.74)        (0.09)        1.86
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Less Distributions
------------------
   Net Investment Income.....       (0.07)         (0.12)      (0.10)      (0.13)    (0.16)        (0.14)       (0.07)
   Net Realized Gains........          --             --          --          --        --         (0.18)          --
                              -----------     ----------  ----------  ----------  --------      --------   ----------
       Total
         Distributions.......       (0.07)         (0.12)      (0.10)      (0.13)    (0.16)        (0.32)       (0.07)
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Net Asset Value, End of
  Period.....................  $    11.42     $    10.28  $     9.82  $     8.03  $   7.48      $  11.38     $  11.79
                              ===========     ==========  ==========  ==========  ========      ========   ==========
Total Return.................       11.84%(C)       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%      18.65%(C)
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Net Assets, End of
  Period (thousands).........  $1,971,842     $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742     $403,312
Ratio of Expenses to
  Average Net Assets.........        0.33%(B)       0.33%       0.33%       0.35%     0.34%(B)      0.34%        0.36%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees)....        0.33%(B)       0.33%       0.33%       0.35%     0.34%(B)      0.33%        0.39%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets.....................        1.41%(B)       1.11%       1.13%       1.60%     1.66%(B)      1.29%        1.24%(B)(E)
Portfolio Turnover Rate......           6%(C)         10%         11%         11%       11%(C)        14%          24%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. SMALL CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                PERIOD
                           SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,            YEAR           YEAR
                              ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                              2012          2011        2010         2009        2008               2007           2006
-                         -----------    ----------  ----------  ----------    ----------        ----------     ----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $    20.55     $    19.06  $    14.89  $    13.35    $    20.64        $    22.46     $    20.75
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.12           0.18        0.13        0.06          0.14              0.21           0.17
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       2.20           1.49        4.17        1.65         (6.08)            (0.66)          2.84
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations..........       2.32           1.67        4.30        1.71         (5.94)            (0.45)          3.01
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
  Net Investment Income..      (0.08)         (0.18)      (0.13)      (0.17)        (0.17)            (0.21)         (0.13)
  Net Realized Gains.....         --             --          --          --         (1.18)            (1.16)         (1.17)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions...      (0.08)         (0.18)      (0.13)      (0.17)        (1.35)            (1.37)         (1.30)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of
  Period................. $    22.79     $    20.55  $    19.06  $    14.89    $    13.35        $    20.64     $    22.46
                          ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return.............      11.34%(C)       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%        15.49%
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of
  Period (thousands)..... $4,284,236     $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093     $3,297,199
Ratio of Expenses to
  Average Net Assets.....       0.38%(B)       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.15%(B)       0.84%       0.76%       0.50%         0.86%(B)          0.95%          0.82%
Portfolio Turnover Rate..          8%(C)         23%         19%         17%*         N/A               N/A            N/A

                                                                U.S. MICRO CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                PERIOD
                           SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,            YEAR           YEAR
                              ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                              2012          2011        2010         2009        2008               2007           2006
                          -----------    ----------  ----------  ----------    ----------        ----------     ----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period ... $    13.24     $    12.25  $     9.57  $     9.19    $    14.80        $    16.83     $    15.91
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.07           0.09        0.06        0.03          0.10              0.14           0.10
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       1.37           0.99        2.68        0.54         (4.32)            (0.69)          2.04
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations..........       1.44           1.08        2.74        0.57         (4.22)            (0.55)          2.14
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
  Net Investment Income..      (0.05)         (0.09)      (0.06)      (0.19)        (0.13)            (0.13)         (0.08)
  Net Realized Gains.....         --             --          --          --         (1.26)            (1.35)         (1.14)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions...      (0.05)         (0.09)      (0.06)      (0.19)        (1.39)            (1.48)         (1.22)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of
  Period................. $    14.63     $    13.24  $    12.25  $     9.57    $     9.19        $    14.80     $    16.83
                          ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return.............      10.94%(C)       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%        14.52%
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of
  Period (thousands)..... $3,549,272     $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371     $4,824,003
Ratio of Expenses to
  Average Net Assets.....       0.53%(B)       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.04%(B)       0.69%       0.58%       0.38%         0.91%(B)          0.89%          0.64%
Portfolio Turnover Rate..          8%(C)         14%          9%         12%*         N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA REAL ESTATE SECURITIES PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                      SIX MONTHS        YEAR        YEAR        YEAR      DEC. 1,            YEAR        YEAR
                                         ENDED         ENDED       ENDED       ENDED     2007 TO            ENDED       ENDED
                                       APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,          NOV. 30,    NOV. 30,
                                         2012           2011        2010        2009       2008              2007        2006
                                     -----------     ----------  ----------  ----------  ----------      ----------   ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    23.25     $    21.24  $    15.29  $    16.16  $    27.20      $    33.80   $    25.75
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.29           0.40        0.58        0.58        0.64            0.62         0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        3.02           1.93        5.92       (0.62)      (9.28)          (5.64)        8.84
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total From Investment Operations.        3.31           2.33        6.50       (0.04)      (8.64)          (5.02)        9.48
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Less Distributions
------------------
  Net Investment Income.............       (0.29)         (0.32)      (0.55)      (0.83)      (0.30)          (0.70)       (1.02)
  Net Realized Gains................          --             --          --          --       (2.10)          (0.88)       (0.41)
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total Distributions..............       (0.29)         (0.32)      (0.55)      (0.83)      (2.40)          (1.58)       (1.43)
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, End of Period......  $    26.27     $    23.25  $    21.24  $    15.29  $    16.16      $    27.20   $    33.80
                                      ==========     ==========  ==========  ==========  ==========      ==========   ==========
Total Return........................       14.50%(C)      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%      38.23%
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands).......................  $3,599,033     $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457   $2,837,026
Ratio of Expenses to Average Net
  Assets............................        0.27%(B)       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.28%(B)       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Net Investment Income to
  Average Net Assets................        2.43%(B)       1.76%       3.13%       4.54%       3.01%(B)        1.99%        2.25%
Portfolio Turnover Rate.............           0%(C)          3%          2%          2%         13%(C)          17%          10%

                                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED          ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012            2011        2010        2009       2008             2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    17.91     $    19.42   $    18.02  $    14.81  $    27.18      $    23.60  $    19.00
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.30           0.63         0.48        0.48        0.68            0.68        0.55
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.34          (1.53)        1.43        3.16      (12.06)           3.57        4.68
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.64          (0.90)        1.91        3.64      (11.38)           4.25        5.23
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.21)         (0.61)       (0.51)      (0.43)      (0.64)          (0.67)      (0.63)
  Net Realized Gains................          --             --           --          --       (0.35)             --          --
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.21)         (0.61)       (0.51)      (0.43)      (0.99)          (0.67)      (0.63)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    18.34     $    17.91   $    19.42  $    18.02  $    14.81      $    27.18  $    23.60
                                      ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        3.68%(C)      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%      28.00%
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $1,956,020     $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180  $1,673,239
Ratio of Expenses to Average Net
  Assets............................        0.30%(B)       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.30%(B)       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Net Investment Income to
  Average Net Assets................        3.44%(B)       3.19%        2.65%       3.14%       3.18%(B)        2.62%       2.56%
Portfolio Turnover Rate.............           2%(C)          3%           7%         12%         12%(C)           5%          4%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL CORE EQUITY PORTFOLIO
                                     -----------------------------------------------------------------------------------------
                                                                                              PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                         ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                         2012            2011        2010        2009          2008          2007       2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  --------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $     9.89     $    10.78   $     9.79  $     7.46  $    14.35      $    12.82  $  10.07
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.15           0.33         0.23        0.23        0.37            0.35      0.28
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.26          (0.89)        0.96        2.32       (6.76)           1.54      2.71
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
   Total From Investment Operations.        0.41          (0.56)        1.19        2.55       (6.39)           1.89      2.99
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
  Net Investment Income.............       (0.10)         (0.33)       (0.20)      (0.22)      (0.35)          (0.32)    (0.24)
  Net Realized Gains................          --             --           --          --       (0.15)          (0.04)       --
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
   Total Distributions..............       (0.10)         (0.33)       (0.20)      (0.22)      (0.50)          (0.36)    (0.24)
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period......  $    10.20     $     9.89   $    10.78  $     9.79  $     7.46      $    14.35  $  12.82
                                      ==========     ==========   ==========  ==========  ==========      ==========  ========
Total Return........................        4.28%(C)      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands).......................  $5,923,377     $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077
Ratio of Expenses to Average Net
  Assets............................        0.40%(B)       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.48%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.40%(B)       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.46%
Ratio of Net Investment Income to
  Average Net Assets................        3.13%(B)       2.96%        2.31%       2.84%       3.39%(B)        2.49%     2.35%
Portfolio Turnover Rate.............           4%(C)          3%           2%          5%          4%(C)           4%        2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED          ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012            2011        2010        2009       2008             2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    15.21     $    16.14   $    13.99  $    10.07  $    20.80      $    19.43  $    16.19
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.18           0.40         0.28        0.28        0.44            0.43        0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.71          (0.83)        2.13        3.91       (9.55)           2.07        4.02
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.89          (0.43)        2.41        4.19       (9.11)           2.50        4.38
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.18)         (0.50)       (0.26)      (0.27)      (0.45)          (0.46)      (0.36)
  Net Realized Gains................       (0.28)            --           --          --       (1.17)          (0.67)      (0.78)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.46)         (0.50)       (0.26)      (0.27)      (1.62)          (1.13)      (1.14)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    15.64     $    15.21   $    16.14  $    13.99  $    10.07      $    20.80  $    19.43
                                      ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        6.33%(C)      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%      28.51%
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $6,200,668     $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209  $4,546,071
Ratio of Expenses to Average Net
  Assets (D)........................        0.56%(B)       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D).........................        0.56%(B)       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Net Investment Income to
  Average Net Assets................        2.36%(B)       2.37%        1.94%       2.48%       2.90%(B)        2.03%       2.04%

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                                                               PERIOD
                                                SIX MONTHS        YEAR      YEAR      YEAR     DEC. 1,         YEAR       YEAR
                                                   ENDED         ENDED     ENDED     ENDED    2007 TO         ENDED      ENDED
                                                 APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,       NOV. 30,   NOV. 30,
                                                   2012           2011      2010      2009      2008           2007       2006
                                                -----------     --------  --------  --------  --------      --------   --------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period...........    $  15.24     $  14.13  $  14.32  $  11.97  $  16.75      $  17.23   $  17.97
                                                   --------     --------  --------  --------  --------      --------   --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)..............        0.20         0.27      0.22      0.22      0.29          0.27       0.22
  Net Gains (Losses) on Securities (Realized
   and Unrealized).............................        1.09         1.08     (0.18)     2.39     (4.78)        (0.52)     (0.73)
                                                   --------     --------  --------  --------  --------      --------   --------
   Total From Investment Operations............        1.29         1.35      0.04      2.61     (4.49)        (0.25)     (0.51)
                                                   --------     --------  --------  --------  --------      --------   --------
Less Distributions
------------------
  Net Investment Income........................       (0.13)       (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
  Net Realized Gains...........................          --           --        --        --        --            --         --
                                                   --------     --------  --------  --------  --------      --------   --------
   Total Distributions.........................       (0.13)       (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
                                                   --------     --------  --------  --------  --------      --------   --------
Net Asset Value, End of Period.................    $  16.40     $  15.24  $  14.13  $  14.32  $  11.97      $  16.75   $  17.23
                                                   ========     ========  ========  ========  ========      ========   ========
Total Return...................................        8.32%(C)     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%    (2.94)%
                                                   --------     --------  --------  --------  --------      --------   --------
Net Assets, End of Period (thousands)..........    $322,096     $163,120  $114,933  $114,058  $133,373      $199,080   $168,957
Ratio of Expenses to Average Net Assets (D)....        0.56%(B)     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees) (D).............................        0.56%(B)     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.58%
Ratio of Net Investment Income to Average Net
  Assets.......................................        2.52%(B)     1.74%     1.52%     1.68%     2.18%(B)      1.51%      1.19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS       YEAR        YEAR      YEAR     DEC. 1,        YEAR      YEAR
                                        ENDED         ENDED      ENDED     ENDED    2007 TO        ENDED     ENDED
                                      APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,      NOV. 30,  NOV. 30,
                                        2012           2011       2010      2009      2008          2007      2006
                                     -----------     --------   --------  --------  --------      --------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................    $  23.04     $  25.64   $  20.59  $  11.67   $ 28.73      $  20.26   $ 15.28
                                     -----------     --------   --------  --------  --------      --------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.34         0.85       0.69      0.50      0.83          0.79      0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.05        (2.16)      4.99      8.95    (17.04)         8.43      4.92
                                     -----------     --------   --------  --------  --------      --------  --------
   Total From Investment Operations.        1.39        (1.31)      5.68      9.45    (16.21)         9.22      5.56
                                     -----------     --------   --------  --------  --------      --------  --------
Less Distributions
------------------
  Net Investment Income.............       (0.89)       (1.29)     (0.63)    (0.53)    (0.85)        (0.75)    (0.58)
  Net Realized Gains................          --           --         --        --        --            --        --
  Return of Capital.................          --           --         --        --        --            --        --
                                     -----------     --------   --------  --------  --------      --------  --------
   Total Distributions..............       (0.89)       (1.29)     (0.63)    (0.53)    (0.85)        (0.75)    (0.58)
                                     -----------     --------   --------  --------  --------      --------  --------
Net Asset Value, End of Period......    $  23.54     $  23.04   $  25.64  $  20.59   $ 11.67      $  28.73   $ 20.26
                                     ===========     ========   ========  ========  ========      ========  ========
Total Return........................        6.62%(C)    (5.59)%    28.36%    84.11%   (57.94)%(C)    46.55%    37.52%
                                     -----------     --------   --------  --------  --------      --------  --------
Net Assets, End of Period
  (thousands)                           $202,769     $139,262   $131,511  $101,853   $64,044      $146,307   $71,537
Ratio of Expenses to Average Net
  Assets(D).........................        0.60%(B)     0.60%      0.63%     0.65%     0.62%(B)      0.62%     0.64%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D)......................        0.60%(B)     0.60%      0.61%     0.65%     0.61%(B)      0.59%     0.64%
Ratio of Net Investment Income to
  Average Net Assets................        3.04%(B)     3.34%      3.14%     3.53%     3.85%(B)      3.13%     3.68%

                                                          UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS        YEAR       YEAR      YEAR     DEC. 1,        YEAR      YEAR
                                        ENDED         ENDED      ENDED     ENDED    2007 TO        ENDED     ENDED
                                      APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,      NOV. 30,  NOV. 30,
                                        2012           2011       2010      2009      2008          2007      2006
                                     -----------     --------   --------  --------  --------      --------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................     $ 23.44      $ 24.24    $ 19.83   $ 14.27   $ 31.29       $ 32.97   $ 24.65
                                         -------      -------    -------   -------   -------       -------   -------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.28         0.82       0.50      0.55      0.77          0.78      0.61
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        3.07        (0.85)      4.41      5.44    (15.84)        (0.08)     9.61
                                         -------      -------    -------   -------   -------       -------   -------
   Total From Investment Operations.        3.35        (0.03)      4.91      5.99    (15.07)         0.70     10.22
                                         -------      -------    -------   -------   -------       -------   -------
Less Distributions
------------------
  Net Investment Income.............       (0.41)       (0.77)     (0.50)    (0.43)    (0.72)        (1.03)    (0.68)
  Net Realized Gains................          --           --         --        --     (1.22)        (1.35)    (1.22)
  Return of Capital.................          --           --         --        --     (0.01)           --        --
                                         -------      -------    -------   -------   -------       -------   -------
   Total Distributions..............       (0.41)       (0.77)     (0.50)    (0.43)    (1.95)        (2.38)    (1.90)
                                         -------      -------    -------   -------   -------       -------   -------
Net Asset Value, End of Period......     $ 26.38      $ 23.44    $ 24.24   $ 19.83   $ 14.27       $ 31.29   $ 32.97
                                         =======      =======    =======   =======   =======       =======   =======
Total Return........................       14.72%(C)    (0.28)%    25.37%    42.81%   (50.97)%(C)     1.94%    44.15%
                                         -------      -------    -------   -------   -------       -------   -------
Net Assets, End of Period
  (thousands)                            $30,288      $33,869    $33,751   $27,863   $25,883       $37,139   $31,808
Ratio of Expenses to Average Net
  Assets(D).........................        0.60%(B)     0.60%      0.60%     0.61%     0.59%(B)      0.59%     0.60%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D)......................        0.66%(B)     0.62%      0.64%     0.70%     0.65%(B)      0.62%     0.67%
Ratio of Net Investment Income to
  Average Net Assets................        2.42%(B)     3.26%      2.39%     3.62%     3.41%(B)      2.28%     2.20%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          CONTINENTAL SMALL COMPANY PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                     PERIOD
                          SIX MONTHS          YEAR         YEAR         YEAR         DEC. 1,         YEAR         YEAR
                            ENDED             ENDED        ENDED        ENDED       2007 TO          ENDED        ENDED
                           APRIL 30,         OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,        NOV. 30,     NOV. 30,
                             2012              2011         2010         2009         2008            2007         2006
                          -----------        --------     --------     --------     --------        --------     --------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $  14.66        $  16.93     $  15.02     $  10.73      $ 22.95        $  20.47      $ 15.78
                          -----------        --------     --------     --------     --------        --------     --------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............        0.18            0.39         0.27         0.28         0.52            0.40         0.31
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......        0.12           (2.20)        1.89         4.29       (11.32)           3.00         6.28
                          -----------        --------     --------     --------     --------        --------     --------
   Total From Investment
     Operations..........        0.30           (1.81)        2.16         4.57       (10.80)           3.40         6.59
                          -----------        --------     --------     --------     --------        --------     --------
Less Distributions
------------------
  Net Investment Income..       (0.05)          (0.46)       (0.25)       (0.28)       (0.45)          (0.38)       (0.34)
  Net Realized Gains.....          --              --           --           --        (0.96)          (0.54)       (1.56)
  Return of Capital......          --              --           --           --        (0.01)             --           --
                          -----------        --------     --------     --------     --------        --------     --------
   Total Distributions...       (0.05)          (0.46)       (0.25)       (0.28)       (1.42)          (0.92)       (1.90)
                          -----------        --------     --------     --------     --------        --------     --------
Net Asset Value, End of
  Period.................    $  14.91        $  14.66     $  16.93     $  15.02      $ 10.73        $  22.95      $ 20.47
                          ===========        ========     ========     ========     ========        ========     ========
Total Return.............        2.13%(C)      (11.09)%      14.85%       43.12%      (49.89)%(C)      16.99%       46.33%
                          -----------        --------     --------     --------     --------        --------     --------
Net Assets, End of
  Period (thousands).....    $120,485        $117,452     $128,106     $110,926      $93,988        $170,909      $90,261
Ratio of Expenses to
  Average Net Assets.....        0.60%(B)(D)     0.58%(D)     0.59%(D)     0.62%(D)     0.59%(B)(D)     0.61%(D)     0.62%(D)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees
  and Fees Paid
  Indirectly)............        0.60%(B)(D)     0.58%(D)     0.59%(D)     0.61%(D)     0.59%(B)(D)     0.57%(D)     0.61%(D)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             2.48%(B)        2.25%        1.78%        2.39%        3.04%(B)        1.70%        1.78%
Portfolio Turnover Rate..         N/A             N/A          N/A          N/A          N/A             N/A          N/A

                                                           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                         --------------------------------------------------------------------------------------
                                                                                           PERIOD
                                         SIX MONTHS          YEAR       YEAR      YEAR     DEC. 1,           PERIOD
                                           ENDED            ENDED      ENDED     ENDED    2007 TO       MARCH 1, 2007(a)
                                          APRIL 30,        OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,             TO
                                            2012             2011       2010      2009      2008         NOV. 30, 2007
                                         -----------     ----------   --------  --------  --------      ----------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period....  $     4.90     $     5.58   $   5.24  $   4.18  $   9.35              $  10.00
                                         -----------     ----------   --------  --------  --------      ----------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).......        0.14           0.30       0.31      0.26      0.34                  0.23
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.21          (0.33)      0.58      0.91     (5.08)                (0.76)
                                         -----------     ----------   --------  --------  --------      ----------------
   Total From Investment Operations.....        0.35          (0.03)      0.89      1.17     (4.74)                (0.53)
                                         -----------     ----------   --------  --------  --------      ----------------
Less Distributions
------------------
  Net Investment Income.................       (0.25)         (0.65)     (0.55)    (0.11)    (0.43)                (0.12)
  Net Realized Gains....................          --             --         --        --        --                    --
  Return of Capital.....................          --             --         --        --        --                    --
                                         -----------     ----------   --------  --------  --------      ----------------
   Total Distributions..................       (0.25)         (0.65)     (0.55)    (0.11)    (0.43)                (0.12)
                                         -----------     ----------   --------  --------  --------      ----------------
Net Asset Value, End of Period..........  $     5.00     $     4.90   $   5.58  $   5.24  $   4.18              $   9.35
                                         ===========     ==========   ========  ========  ========      ================
Total Return............................        7.89%(C)      (0.43)%    18.96%    29.25%   (52.85)%(C)            (5.38)%(C)
                                         -----------     ----------   --------  --------  --------      ----------------
Net Assets, End of Period (thousands)...  $1,238,784     $1,060,156   $958,554  $742,329  $394,480              $336,840
Ratio of Expenses to Average Net Assets.        0.41%(B)       0.42%      0.41%     0.43%     0.44%(B)              0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...........................        0.41%(B)       0.42%      0.41%     0.43%     0.44%(B)              0.48%(B)(E)
Ratio of Net Investment Income (Loss)
  to Average Net Assets                         5.95%(B)       5.73%      6.42%     6.40%     5.20%(B)              3.50%(B)(E)
Portfolio Turnover Rate.................           4%(C)          7%         6%        5%        1%(C)                 2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                   ------------------------------------------------------------------------------
                                                                                                               PERIOD
                                                   SIX MONTHS           YEAR         YEAR         YEAR         JUNE 4,
                                                     ENDED             ENDED        ENDED        ENDED       2008(a) TO
                                                    APRIL 30,         OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                      2012              2011         2010         2009         2008
                                                   -----------        --------     --------     --------     ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period .............  $     8.21        $   8.28     $   6.75     $   6.04        $ 10.00
                                                   -----------        --------     --------     --------     ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.21            0.41         0.40         0.19             --
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.71            0.06         1.60         0.62          (3.96)
                                                   -----------        --------     --------     --------     ----------
   Total From Investment Operations...............        0.92            0.47         2.00         0.81          (3.96)
                                                   -----------        --------     --------     --------     ----------
Less Distributions
------------------
  Net Investment Income...........................       (0.24)          (0.54)       (0.47)       (0.10)            --
  Net Realized Gains..............................          --              --           --           --             --
                                                   -----------        --------     --------     --------     ----------
   Total Distributions............................       (0.24)          (0.54)       (0.47)       (0.10)            --
                                                   -----------        --------     --------     --------     ----------
Net Asset Value, End of Period....................  $     8.89        $   8.21     $   8.28     $   6.75        $  6.04
                                                   ===========        ========     ========     ========     ==========
Total Return......................................       11.80%(C)        6.17%       31.38%       13.81%        (39.60)%(C)
                                                   -----------        --------     --------     --------     ----------
Net Assets, End of Period (thousands).............  $1,129,525        $869,348     $695,461     $432,502        $90,672
Ratio of Expenses to Average Net Assets...........        0.37%(B)(D)     0.41%(D)     0.41%(D)     0.47%(D)       0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.66%(B)(D)     0.73%(D)     0.73%(D)     0.79%(D)       0.86%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        5.13%(B)        5.01%        5.59%        3.40%         (0.04)%(B)(E)
Portfolio Turnover Rate...........................         N/A             N/A          N/A          N/A            N/A

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                      SIX MONTHS       YEAR          YEAR        YEAR       DEC. 1,          YEAR        YEAR
                                         ENDED        ENDED         ENDED       ENDED      2007 TO          ENDED       ENDED
                                       APRIL 30,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,        NOV. 30,    NOV. 30,
                                         2012          2011          2010        2009        2008            2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period ...........................  $    14.85     $    16.16   $    14.92  $    10.82  $    22.05      $    21.71  $    17.57
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.16           0.34         0.24        0.26        0.52            0.46        0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.81          (0.98)        1.22        4.14       (9.60)           1.66        4.95
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.97          (0.64)        1.46        4.40       (9.08)           2.12        5.31
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.13)         (0.38)       (0.22)      (0.24)      (0.58)          (0.53)      (0.38)
  Net Realized Gains................       (0.28)         (0.29)          --       (0.06)      (1.57)          (1.25)      (0.79)
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.41)         (0.67)       (0.22)      (0.30)      (2.15)          (1.78)      (1.17)
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    15.41     $    14.85   $    16.16  $    14.92  $    10.82      $    22.05  $    21.71
                                     ===========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        6.89%(C)      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $8,158,614     $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067
Ratio of Expenses to Average Net
  Assets............................        0.71%(B)       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.71%(B)       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Net Investment Income to
  Average Net Assets................        2.21%(B)       2.05%        1.57%       2.19%       3.22%(B)        2.03%       1.85%
Portfolio Turnover Rate.............          11%(C)         16%          18%         22%         16%(C)          18%         14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                   -----------------------------------------------------------------
                                                                                                   PERIOD
                                                   SIX MONTHS        YEAR       YEAR      YEAR     AUGUST 14,
                                                      ENDED         ENDED      ENDED     ENDED    2008(a) TO
                                                    APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,
                                                      2012           2011       2010      2009       2008
                                                   -----------     --------   --------  --------  -----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............    $   9.34     $  10.28   $   9.22  $   6.74      $ 10.00
                                                   -----------     --------   --------  --------  -----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.13         0.29       0.18      0.17         0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.28        (0.87)      1.05      2.46        (3.32)
                                                   -----------     --------   --------  --------  -----------
   Total From Investment Operations...............        0.41        (0.58)      1.23      2.63        (3.26)
                                                   -----------     --------   --------  --------  -----------
Less Distributions
------------------
  Net Investment Income...........................       (0.10)       (0.29)     (0.17)    (0.15)          --
  Net Realized Gains..............................       (0.15)       (0.07)        --        --           --
                                                   -----------     --------   --------  --------  -----------
   Total Distributions............................       (0.25)       (0.36)     (0.17)    (0.15)          --
                                                   -----------     --------   --------  --------  -----------
Net Asset Value, End of Period....................    $   9.50     $   9.34   $  10.28  $   9.22      $  6.74
                                                   ===========     ========   ========  ========  ===========
Total Return......................................        4.68%(C)    (5.99)%    13.62%    39.52%      (32.60)%(C)
                                                   -----------     --------   --------  --------  -----------
Net Assets, End of Period (thousands).............    $532,627     $410,580   $363,123  $262,544      $66,774
Ratio of Expenses to Average Net Assets...........        0.54%(B)     0.54%      0.54%     0.60%        0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.54%(B)     0.54%      0.53%     0.59%        1.15%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.90%(B)     2.73%      1.91%     2.31%        3.01%(B)(E)
Portfolio Turnover Rate...........................           3%(C)       10%         5%        8%           0%(C)

                                                                 WORLD EX U.S. VALUE PORTFOLIO
                                                   ----------------------------------------------------------
                                                    SIX MONTHS          YEAR            PERIOD
                                                       ENDED           ENDED       AUG. 23, 2010(a)
                                                     APRIL 30,        OCT. 31,            TO
                                                       2012             2011        OCT. 31, 2010
                                                   -----------        --------     ----------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............     $  9.96         $ 11.35              $ 10.00
                                                   -----------        --------     ----------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.12            0.30                 0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.04           (1.35)                1.33
                                                   -----------        --------     ----------------
   Total From Investment Operations...............        0.16           (1.05)                1.35
                                                   -----------        --------     ----------------
Less Distributions
------------------
  Net Investment Income...........................       (0.09)          (0.26)                  --
  Net Realized Gains..............................          --           (0.08)                  --
                                                   -----------        --------     ----------------
   Total Distributions............................       (0.09)          (0.34)                  --
                                                   -----------        --------     ----------------
Net Asset Value, End of Period....................     $ 10.03         $  9.96              $ 11.35
                                                   ===========        ========     ================
Total Return......................................        1.71%(C)       (9.59)%              13.50%(C)
                                                   -----------        --------     ----------------
Net Assets, End of Period (thousands).............     $55,300         $47,165              $29,616
Ratio of Expenses to Average Net Assets...........        0.60%(B)(D)     0.60%D)              0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.85%(B)(D)     0.91%(D)             1.37%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.49%(B)        2.64%                0.76%(B)(E)
Portfolio Turnover Rate...........................         N/A             N/A                  N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                            SELECTIVELY HEDGED
                                                                                                          GLOBAL EQUITY PORTFOLIO
                                                                                                          -----------------------
                                                                                                                  PERIOD
                                                                                                                 NOV. 14,
                                                                                                                2011(a) TO
                                                                                                                 APRIL 30,
                                                                                                                   2012
                                                                                                          -----------------------
                                                                                                                (UNAUDITED)
Net Asset Value, Beginning of Period.....................................................................         $ 10.00
                                                                                                                  -------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).......................................................................            0.08
   Net Gains (Losses) on Securities (Realized and Unrealized)............................................            0.85
                                                                                                                  -------
       Total From Investment Operations..................................................................            0.93
                                                                                                                  -------
Less Distributions
------------------
   Net Investment Income.................................................................................           (0.07)
   Net Realized Gains....................................................................................              --
                                                                                                                  -------
       Total Distributions...............................................................................           (0.07)
                                                                                                                  -------
Net Asset Value, End of Period...........................................................................         $ 10.86
                                                                                                                  =======
Total Return.............................................................................................            9.39%(C)
                                                                                                                  -------
Net Assets, End of Period (thousands)....................................................................         $24,729
Ratio of Expenses to Average Net Assets(D)...............................................................            0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
  Previously Waived Fees)(D).............................................................................            1.04%(B)(E)
Ratio of Net Investment Income to Average Net Assets.....................................................            1.68%(B)(E)
Portfolio Turnover Rate..................................................................................             N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    EMERGING MARKETS PORTFOLIO
                                   -------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                    SIX MONTHS         YEAR        YEAR        YEAR       DEC. 1,          YEAR        YEAR
                                       ENDED          ENDED       ENDED       ENDED       2007 TO         ENDED       ENDED
                                     APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,    NOV. 30,
                                       2012            2011        2010        2009        2008            2007        2006
                                   -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................  $    26.68     $    30.90   $    25.23  $    17.05  $    35.23      $    25.40  $    19.89
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
 Net Investment Income
   (Loss)(A)......................        0.17           0.61         0.48        0.42        0.70            0.64        0.48
 Net Gains (Losses) on Securities
   (Realized and Unrealized)......        0.87          (2.53)        6.07        8.42      (16.85)           9.88        5.61
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment
     Operations...................        1.04          (1.92)        6.55        8.84      (16.15)          10.52        6.09
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
 Net Investment Income............       (0.16)         (0.53)       (0.46)      (0.41)      (0.69)          (0.53)      (0.58)
 Net Realized Gains...............       (1.04)         (1.77)       (0.42)      (0.25)      (1.34)          (0.16)         --
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions............       (1.20)         (2.30)       (0.88)      (0.66)      (2.03)          (0.69)      (0.58)
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period....  $    26.52     $    26.68   $    30.90  $    25.23  $    17.05      $    35.23  $    25.40
                                    ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................        4.47%(C)      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).....................  $2,677,076     $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990
Ratio of Expenses to Average Net
  Assets(D).......................        0.60%(B)       0.61%        0.60%       0.62%       0.60%(B)        0.60%       0.61%
Ratio of Net Investment Income to
  Average Net Assets..............        1.31%(B)       2.07%        1.76%       2.15%       2.59%(B)        2.12%       2.13%

                                                                 EMERGING MARKETS SMALL CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------------
                                                                                             PERIOD
                                        SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,         YEAR       YEAR
                                           ENDED         ENDED       ENDED       ENDED       2007 TO        ENDED      ENDED
                                         APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,      NOV. 30,   NOV. 30,
                                           2012           2011        2010        2009        2008           2007       2006
                                       -----------    ----------   ----------  ----------  ----------     ----------  --------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period.. $    19.85     $    24.26   $    17.45  $     9.33   $  23.74      $    17.96  $  13.37
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Income From Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)......       0.12           0.42         0.34        0.26       0.44            0.31      0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized)..........       0.98          (3.67)        6.79        8.14     (12.95)           6.86      4.86
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
   Total From Investment
     Operations.......................       1.10          (3.25)        7.13        8.40     (12.51)           7.17      5.16
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Less Distributions
------------------
 Net Investment Income................      (0.15)         (0.40)       (0.32)      (0.28)     (0.41)          (0.26)    (0.26)
 Net Realized Gains...................      (0.40)         (0.76)          --          --      (1.49)          (1.13)    (0.31)
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
   Total Distributions................      (0.55)         (1.16)       (0.32)      (0.28)     (1.90)          (1.39)    (0.57)
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Net Asset Value, End of Period........ $    20.40     $    19.85   $    24.26  $    17.45   $   9.33      $    23.74  $  17.96
                                       ==========     ==========   ==========  ==========   ========      ==========  ========
Total Return..........................       5.94%(C)     (14.03)%      41.33%      91.35%    (57.00)%(C)      42.58%    39.95%
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Net Assets, End of Period (thousands). $2,518,174     $1,832,745   $1,833,038  $1,133,958   $547,329      $1,458,152  $838,948
Ratio of Expenses to Average Net
  Assets(D)...........................       0.79%(B)       0.79%        0.78%       0.80%      0.77%(B)        0.78%     0.81%
Ratio of Net Investment Income to
  Average Net Assets..................       1.22%(B)       1.86%        1.70%       2.05%      2.61%(B)        1.48%     1.92%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES +
                                                             ------------------------------------------------------------
                                                             SIX MONTHS      YEAR      YEAR     YEAR        PERIOD
                                                                ENDED       ENDED     ENDED    ENDED   JAN. 29, 2008(a)
                                                              APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,        TO
                                                                2012         2011      2010     2009    OCT. 31, 2008
                                                             -----------   --------  -------- -------- ----------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  29.02     $ 36.35   $ 46.84  $ 85.43      $187.35
                                                              --------     -------   -------  -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............................      0.12        0.20      0.56     0.56         3.93
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.46       (5.45)     9.18    21.36       (92.36)
                                                              --------     -------   -------  -------      -------
   Total from Investment Operations.........................      0.58       (5.25)     9.74    21.92       (88.43)
                                                              --------     -------   -------  -------      -------
Less Distributions
------------------
 Net Investment Income......................................     (0.20)      (0.45)    (7.12)   (6.00)      (13.49)
 Net Realized Gains.........................................     (0.39)      (1.63)   (13.11)  (54.52)          --
                                                              --------     -------   -------  -------      -------
   Total Distributions......................................     (0.59)      (2.08)   (20.23)  (60.52)      (13.49)
                                                              --------     -------   -------  -------      -------
Net Asset Value, End of Period..............................  $  29.01     $ 29.02   $ 36.35  $ 46.83      $ 85.43
                                                              ========     =======   =======  =======      =======
Total Return................................................      2.24%(C)  (15.24)%   29.71%   78.29%      (50.51)%(C)
                                                              --------     -------   -------  -------      -------
Net Assets, End of Period (thousands).......................  $103,576     $78,157   $39,668  $ 5,082      $ 1,799
Ratio of Expenses to Average Net Assets (D).................      0.85%(B)    0.86%     0.86%    0.90%        0.92%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      0.83%(B)    1.56%     1.39%    1.39%        3.35%(B)(E)

                                            EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                          ----------------------------------------------------------------------------------------------
                            SIX MONTHS        YEAR          YEAR        YEAR        PERIOD           YEAR        YEAR
                               ENDED         ENDED         ENDED       ENDED     DEC. 1, 2007       ENDED       ENDED
                             APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,        TO           NOV. 30,    NOV. 30,
                               2012           2011          2010        2009     OCT. 31, 2008       2007        2006
                          -----------     -----------   -----------  ----------  -------------    ----------  ----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $     29.02     $     36.27   $     28.90  $    19.36   $    45.85      $    31.26  $    22.86
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Income from Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............        0.15            0.64          0.45        0.38         0.98            0.78        0.60
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......        0.46           (5.72)         8.01       12.41       (25.48)          14.82        8.65
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
   Total from Investment
     Operations..........        0.61           (5.08)         8.46       12.79       (24.50)          15.60        9.25
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income..       (0.21)          (0.54)        (0.39)      (0.34)       (1.00)          (0.63)      (0.60)
  Net Realized Gains.....       (0.39)          (1.63)        (0.70)      (2.91)       (0.99)          (0.38)      (0.25)
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
   Total Distributions...       (0.60)          (2.17)        (1.09)      (3.25)       (1.99)          (1.01)      (0.85)
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Asset Value, End of
  Period................. $     29.03     $     29.02   $     36.27  $    28.90   $    19.36      $    45.85  $    31.26
                          ===========     ===========   ===========  ==========   ==========      ==========  ==========
Total Return.............        2.35%(C)      (14.84)%       30.04%      78.59%      (55.65)%(C)      50.98%      41.55%
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of
  Period (thousands)..... $15,873,268     $13,730,213   $11,542,870  $7,401,266   $3,735,580      $7,485,802  $4,283,696
Ratio of Expenses to
  Average Net Assets (D).        0.60%(B)        0.61%         0.60%       0.62%        0.60%(B)        0.60%       0.63%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.07%(B)        1.88%         1.40%       1.76%        2.82%(B)        2.00%       2.22%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                EMERGING MARKETS CORE EQUITY PORTFOLIO
                                      -----------------------------------------------------------------------------------------
                                                                                               PERIOD
                                       SIX MONTHS         YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                          ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                        APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                          2012            2011        2010        2009          2008          2007       2006
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................  $    18.73     $    21.31   $    16.49  $     9.88  $    21.20      $    15.13  $  11.54
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................        0.13           0.43         0.30        0.25        0.43            0.35      0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......        0.67          (2.65)        4.81        6.56      (11.27)           6.10      3.54
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment
         Operations..................        0.80          (2.22)        5.11        6.81      (10.84)           6.45      3.81
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
   Net Investment Income.............       (0.13)         (0.36)       (0.29)      (0.20)      (0.40)          (0.32)    (0.22)
   Net Realized Gains................          --             --           --          --       (0.08)          (0.06)       --
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions...........       (0.13)         (0.36)       (0.29)      (0.20)      (0.48)          (0.38)    (0.22)
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period.......  $    19.40     $    18.73   $    21.31  $    16.49  $     9.88      $    21.20  $  15.13
                                      ===========     ==========   ==========  ==========  ==========      ==========  ========
Total Return.........................        4.34%(C)     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%    33.39%
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands)........................  $7,642,876     $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466  $822,136
Ratio of Expenses to Average Net
  Assets.............................        0.65%(B)       0.67%        0.65%       0.67%       0.65%(B)        0.65%     0.74%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived Fees
  and Fees Paid Indirectly)..........        0.66%(B)       0.68%        0.65%       0.67%       0.65%(B)        0.65%     0.72%
Ratio of Net Investment Income to
  Average Net Assets.................        1.34%(B)       2.04%        1.63%       2.03%       2.62%(B)        1.87%     2.02%
Portfolio Turnover Rate..............           1%(C)          1%           4%          6%          3%(C)           2%        6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, of which twenty-seven (the "Portfolios") are included in this section of the report and the remaining thirty-nine are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within The DFA Investment Trust Company. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios of the DFA Investment Dimensions Group Inc.

                                                                                        PERCENTAGE
                                                                                         OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                             AT 04/30/12
------------                                   ------------                             -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                   78%
Japanese Small Company Portfolio               The Japanese Small Company Series                 19%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series             21%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series            2%
Continental Small Company Portfolio            The Continental Small Company Series               6%
Emerging Markets Portfolio                     The Emerging Markets Series                       95%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series             98%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund           99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Japanese Small Company Series                 81%
                                               The Asia Pacific Small Company Series             79%
                                               The United Kingdom Small Company Series           98%
                                               The Continental Small Company Series              94%
                                               The Canadian Small Company Series                100%
DFA Global Real Estate Securities Portfolio    DFA Real Estate Securities Portfolio              19%
                                               DFA International Real Estate
                                                 Securities Portfolio                            35%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund           --
                                               DFA International Small Cap Value
                                                 Portfolio                                       --
                                               The DFA International Value Series                 1%
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      --
                                               International Core Equity Portfolio               --
                                               Emerging Markets Core Equity Portfolio            --
   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities

Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio, and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the six months ended April 30, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio*................. 0.05%
         U.S. Targeted Value Portfolio*......................... 0.10%
         U.S. Small Cap Value Portfolio*........................ 0.20%

         U.S. Core Equity 1 Portfolio........................... 0.17%
         U.S. Core Equity 2 Portfolio........................... 0.20%
         U.S. Vector Equity Portfolio........................... 0.30%
         U.S. Small Cap Portfolio*.............................. 0.03%
         U.S. Micro Cap Portfolio*.............................. 0.10%
         DFA Real Estate Securities Portfolio**................. 0.25%
         Large Cap International Portfolio...................... 0.25%
         International Core Equity Portfolio.................... 0.35%
         DFA International Real Estate Securities Portfolio..... 0.35%
         DFA Global Real Estate Securities Portfolio**.......... 0.32%
         DFA International Small Cap Value Portfolio............ 0.65%
         International Vector Equity Portfolio.................. 0.45%
         World ex U.S. Value Portfolio.......................... 0.47%
         Selectively Hedged Global Equity Portfolio............. 0.30%
         Emerging Markets Core Equity Portfolio................. 0.55%

** Effective February 28, 2012, the DFA Real Estate Securities Portfolio and
   DFA Global Real Estate Securities Portfolio reduced their investment advisory fees from 0.30% to 0.17% and 0.35% to 0.27% of average daily net assets, respectively.

   For the six months ended April 30, 2012, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio*................. 0.15%
         U.S. Large Cap Value Portfolio......................... 0.15%
         U.S. Targeted Value Portfolio*......................... 0.25%
         U.S. Small Cap Value Portfolio*........................ 0.30%
         U.S. Small Cap Portfolio*.............................. 0.32%
         U.S. Micro Cap Portfolio*.............................. 0.40%
         International Small Company Portfolio.................. 0.40%
         Japanese Small Company Portfolio....................... 0.40%
         Asia Pacific Small Company Portfolio................... 0.40%
         United Kingdom Small Company Portfolio................. 0.40%
         Continental Small Company Portfolio.................... 0.40%
         Emerging Markets Portfolio............................. 0.40%
         Emerging Markets Small Cap Portfolio................... 0.45%
         Emerging Markets Value Portfolio....................... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                          PREVIOUSLY
                                                                          RECOVERY       WAIVED FEES/
                                                                       OF PREVIOUSLY   EXPENSES ASSUMED
                                                        EXPENSE         WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         LIMITATION AMOUNT  EXPENSES ASSUMED     RECOVERY
--------------------------                         -----------------  ---------------- -----------------
U.S. Targeted Value Portfolio (1).................              0.50%               --                --
U.S. Core Equity 1 Portfolio (2)..................              0.23%               --                --
U.S. Core Equity 2 Portfolio (2)..................              0.26%               --                --
U.S. Vector Equity Portfolio (2)..................              0.36%               --                --
DFA Real Estate Securities Portfolio (2)..........              0.18%               --            $   73
International Core Equity Portfolio (2)...........              0.49%               --                --
International Small Company Portfolio (3).........              0.45%               --                --
Japanese Small Company Portfolio (4)..............              0.47%               --                --
Asia Pacific Small Company Portfolio (4)..........              0.47%               --                --
United Kingdom Small Company Portfolio (4)........              0.47%               --                40
Continental Small Company Portfolio (4)...........              0.47%               --                --
DFA International Real Estate Securities
  Portfolio (2)...................................              0.65%               --                --
DFA Global Real Estate Securities Portfolio (5)...              0.32%               --             6,048
International Vector Equity Portfolio (2).........              0.60%               --                --
World ex U.S. Value Portfolio (9).................              0.60%               --               225
Selectively Hedged Global Equity Portfolio (10)...              0.40%               --                63
Emerging Markets Core Equity Portfolio (2)........              0.85%               --                --

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (6).................              0.62%               --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (7).................              0.77%               --                --
Emerging Markets Value Portfolio (8)..............              0.96%               --                --

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio's Institutional Class Shares are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.
(4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.
(5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

(6) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R1 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(7) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R2 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(8) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.
(10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       Large Cap International Portfolio......................        $ 4
       International Core Equity Portfolio....................         10
       DFA International Real Estate Securities Portfolio.....          3
       DFA International Small Cap Value Portfolio............         16
       International Vector Equity Portfolio..................          2
       Emerging Markets Core Equity Portfolio.................         51

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  197
            U.S. Targeted Value Portfolio......................   50
            U.S. Small Cap Value Portfolio.....................  193
            U.S. Core Equity 1 Portfolio.......................   68
            U.S. Core Equity 2 Portfolio.......................  123
            U.S. Vector Equity Portfolio.......................   39
            U.S. Small Cap Portfolio...........................   86
            U.S. Micro Cap Portfolio...........................   98
            DFA Real Estate Securities Portfolio...............   65
            Large Cap International Portfolio..................   45
            International Core Equity Portfolio................  114
            International Small Company Portfolio..............  136
            Japanese Small Company Portfolio...................    4
            Asia Pacific Small Company Portfolio...............    3
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    3
            DFA International Real Estate Securities Portfolio.   21
            DFA Global Real Estate Securities Portfolio........   12
            DFA International Small Cap Value Portfolio........  212
            International Vector Equity Portfolio..............    8
            World ex U.S. Value Portfolio......................   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   63
            Emerging Markets Small Cap Portfolio...............   35
            Emerging Markets Value Portfolio...................  231

                  Emerging Markets Core Equity Portfolio. $83

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT   OTHER INVESTMENT
                                                           SECURITIES         SECURITIES
                                                        ----------------- -------------------
                                                        PURCHASES  SALES  PURCHASES   SALES
                                                        --------- ------- ---------- --------
Enhanced U.S. Large Company Portfolio.................. $  11,338 $ 9,400 $   78,576 $ 52,135
U.S. Targeted Value Portfolio..........................        --      --    380,691  293,215
U.S. Small Cap Value Portfolio.........................        --      --    469,373  656,309
U.S. Core Equity 1 Portfolio...........................        --      --    487,711   81,545
U.S. Core Equity 2 Portfolio...........................        --      --    315,131  178,895
U.S. Vector Equity Portfolio...........................        --      --    107,375  202,014
U.S. Small Cap Portfolio...............................        --      --    394,333  313,276
U.S. Micro Cap Portfolio...............................        --      --    282,131  335,392
DFA Real Estate Securities Portfolio...................        --      --     92,386    1,751
Large Cap International Portfolio......................        --      --    247,371   38,958
International Core Equity Portfolio....................        --      --    557,168  206,529
DFA International Real Estate Securities Portfolio.....        --      --    146,541   40,631
DFA International Small Cap Value Portfolio............        --      --  1,191,768  830,652
International Vector Equity Portfolio..................        --      --    112,628   13,389
Emerging Markets Core Equity Portfolio.................        --      --  1,998,157   37,340

   For the six months ended April 30, 2012, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                         DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                      DISTRIBUTIONS OF
                                         10/31/2011 04/30/2012 PURCHASES   SALES   DIVIDEND INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES          ---------- ---------- ---------- -------- ---------------- ----------------
DFA Real Estate Securities Portfolio.... $  520,990 $  694,157 $  107,185 $  9,377 $          6,565               --
DFA International Real Estate
  Securities Portfolio..................    346,939    432,887     78,635    5,564           17,980               --

                                                                WORLD EX U.S. VALUE PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                     DISTRIBUTIONS OF
                                         10/31/2011 04/30/2012 PURCHASES   SALES   DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANY            ---------- ---------- ---------- -------- --------------- -----------------
DFA International Small Cap Value
  Portfolio............................. $    3,724 $    4,548 $      821 $    221 $            37 $              80

                                                        SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                         -------------------------------------------------------------------------
                                         BALANCE AT  BALANCE AT                                   DISTRIBUTIONS OF
                                         10/31/2011  04/30/2012  PURCHASES  SALES DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANY            ---------- ------------ ---------- ----- --------------- ----------------
U.S. Core Equity 2 Portfolio............         -- $      9,752 $    8,882    -- $            57               --
International Core Equity Portfolio.....         --        9,315      8,793    --              85               --
Emerging Markets Core Equity Portfolio           --        4,648      4,456    --              26               --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, gains on securities distributed in-kind to redeeming shareholders, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                              INCREASE        INCREASE
                                                             (DECREASE)      (DECREASE)
                                             INCREASE      UNDISTRIBUTED    ACCUMULATED
                                            (DECREASE)     NET INVESTMENT   NET REALIZED
                                          PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                         ----------------  --------------  --------------
Enhanced U.S. Large Company Portfolio... $             (1) $          515       $    (514)
U.S. Large Cap Value Portfolio..........               --              (2)              2
U.S. Targeted Value Portfolio...........            2,688          (1,339)         (1,349)
U.S. Small Cap Value Portfolio..........           17,012          (5,083)        (11,929)
U.S. Core Equity 1 Portfolio............               --              (3)              3
U.S. Core Equity 2 Portfolio............            5,929          (5,931)              2
U.S. Vector Equity Portfolio............               --              (1)              1
U.S. Small Cap Portfolio................ $        133,007          (3,445)       (129,562)
U.S. Micro Cap Portfolio................              (16)             18              (2)
DFA Real Estate Securities Portfolio....            8,423          (9,365)            942
Large Cap International Portfolio.......               --             456            (456)
International Core Equity Portfolio.....            4,661          (2,525)         (2,136)
International Small Company Portfolio...           14,910           7,312         (22,222)
Japanese Small Company Portfolio........          (19,912)             22          19,890
Asia Pacific Small Company Portfolio....               --           2,514          (2,514)
United Kingdom Small Company Portfolio..               --               1              (1)
Continental Small Company Portfolio.....               --             (34)             34
DFA International Real Estate
  Securities Portfolio..................            3,681          (1,734)         (1,947)
DFA Global Real Estate Securities
  Portfolio.............................              359            (359)             --
DFA International Small Cap Value
  Portfolio.............................           13,407          (2,270)        (11,137)
International Vector Equity Portfolio...              690             (98)           (592)
World ex U.S. Value Portfolio...........               --              (3)              3
Emerging Markets Portfolio..............            8,187          (3,858)         (4,329)
Emerging Markets Small Cap Portfolio....            5,540          (3,994)         (1,546)
Emerging Markets Value Portfolio........           17,436         (13,822)         (3,614)
Emerging Markets Core Equity Portfolio..            3,697          (7,747)          4,050

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
Enhanced U.S. Large Company Portfolio
2010.....................................    $  1,589            --    $  1,589
2011.....................................         270            --         270

U.S. Large Cap Value Portfolio
2010.....................................     116,599            --     116,599
2011.....................................     117,051            --     117,051

U.S. Targeted Value Portfolio
2010.....................................      12,576       $     7      12,583
2011.....................................      19,648         6,119      25,767

U.S. Small Cap Value Portfolio
2010.....................................      25,747            --      25,747
2011.....................................      47,016        11,920      58,936

U.S. Core Equity 1 Portfolio
2010.....................................      31,326            --      31,326
2011.....................................      49,822            --      49,822

U.S. Core Equity 2 Portfolio
2010.....................................      53,941            --      53,941
2011.....................................      84,798            --      84,798

U.S. Vector Equity Portfolio
2010.....................................      14,799            --      14,799
2011.....................................      19,719            --      19,719

U.S. Small Cap Portfolio
2010.....................................      21,528            --      21,528
2011.....................................      36,302         2,974      39,276

U.S. Micro Cap Portfolio
2010.....................................      17,526            --      17,526
2011.....................................      23,667            --      23,667

DFA Real Estate Securities Portfolio
2010.....................................      70,908            --      70,908
2011.....................................      40,246            --      40,246

Large Cap International Portfolio
2010.....................................      40,390            --      40,390
2011.....................................      54,107            --      54,107

International Core Equity Portfolio
2010.....................................      83,173            --      83,173
2011.....................................     165,946            --     165,946

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
International Small Company Portfolio
2010.....................................    $ 84,604            --    $ 84,604
2011.....................................     188,546      $  5,851     194,397

Japanese Small Company Portfolio
2010.....................................       1,845            --       1,845
2011.....................................       2,305            --       2,305

Asia Pacific Small Company Portfolio
2010.....................................       3,162            --       3,162
2011.....................................       6,964            --       6,964

United Kingdom Small Company Portfolio
2010.....................................         694            --         694
2011.....................................       1,071            --       1,071

Continental Small Company Portfolio
2010.....................................       1,863            --       1,863
2011.....................................       3,562            --       3,562

DFA International Real Estate Securities
  Portfolio
2010.....................................      79,025            --      79,025
2011.....................................     107,338            --     107,338

DFA Global Real Estate Securities
  Portfolio
2010.....................................      30,971            --      30,971
2011.....................................      41,782            --      41,782

DFA International Small Cap Value
  Portfolio
2010.....................................     108,095         6,990     115,085
2011.....................................     190,869       143,816     334,685

International Vector Equity Portfolio
2010.....................................       5,534            54       5,588
2011.....................................      12,224         2,659      14,883

World ex U.S. Value Portfolio
2010.....................................          --            --          --
2011.....................................       1,025           195       1,220

Emerging Markets Portfolio
2010.....................................      40,081        42,220      82,301
2011.....................................      45,589       141,595     187,184

Emerging Markets Small Cap Portfolio
2010.....................................      22,951         1,637      24,588
2011.....................................      36,754        61,095      97,849

                                                 NET INVESTMENT
                                                     INCOME
                                                 AND SHORT-TERM   LONG-TERM
                                                 CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                 -------------- ------------- --------
Emerging Markets Value Portfolio
2010............................................    $190,697      $142,234    $332,931
2011............................................     302,552       486,583     789,135

Emerging Markets Core Equity Portfolio
2010............................................      48,768            --      48,768
2011............................................      89,989            --      89,989

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                 NET INVESTMENT
                                                     INCOME
                                                 AND SHORT-TERM   LONG-TERM
                                                 CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                 -------------- ------------- -------
U.S. Targeted Value Portfolio...................    $ 1,341        $ 1,350    $ 2,691
U.S. Small Cap Value Portfolio..................      5,092         11,920     17,012
U.S. Core Equity 2 Portfolio....................      5,929             --      5,929
U.S. Small Cap Portfolio........................      3,506          2,974      6,480
International Core Equity Portfolio.............      4,661             --      4,661
International Small Company Portfolio...........      9,060          5,851     14,911
DFA Global Real Estate Securities Portfolio.....        359             --        359
DFA International Small Cap Value Portfolio.....      8,128          5,279     13,407
International Vector Equity Portfolio...........        450            240        690
Emerging Markets Portfolio......................      2,733          5,454      8,187
Emerging Markets Small Cap Portfolio............      2,804          2,736      5,540
Emerging Markets Value Portfolio................     10,139          7,297     17,436
Emerging Markets Core Equity Portfolio..........      3,697             --      3,697

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                 UNDISTRIBUTED                               TOTAL NET
                                                 NET INVESTMENT                            DISTRIBUTABLE
                                                   INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                   SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                 -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio...........    $ 1,607             --    $   (71,081) $   (69,474)
U.S. Large Cap Value Portfolio..................     20,925             --     (1,650,834)  (1,629,909)
U.S. Targeted Value Portfolio...................      3,325        $19,803              --       23,128
U.S. Small Cap Value Portfolio..................      6,678         89,307              --       95,985
U.S. Core Equity 1 Portfolio....................      8,624             --        (49,208)     (40,584)
U.S. Core Equity 2 Portfolio....................      8,232             --        (15,761)      (7,529)
U.S. Vector Equity Portfolio....................      3,841             --        (36,502)     (32,661)
U.S. Small Cap Portfolio........................      2,512             --              --        2,512

                                                 UNDISTRIBUTED                               TOTAL NET
                                                 NET INVESTMENT                            DISTRIBUTABLE
                                                   INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                   SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                 -------------- ------------- ------------ -------------
U.S. Micro Cap Portfolio........................    $ 4,373             --     $ (34,914)    $ (30,541)
DFA Real Estate Securities Portfolio............     14,586             --      (212,742)     (198,156)
Large Cap International Portfolio...............      8,108             --      (181,257)     (173,149)
International Core Equity Portfolio.............     26,139             --       (53,177)      (27,038)
International Small Company Portfolio...........     50,896       $108,303            --       159,199
Japanese Small Company Portfolio................      1,390             --       (72,071)      (70,681)
Asia Pacific Small Company Portfolio............      4,771             --       (26,779)      (22,008)
United Kingdom Small Company Portfolio..........        376             --        (1,867)       (1,491)
Continental Small Company Portfolio.............        261             --       (26,020)      (25,759)
DFA International Real Estate Securities
  Portfolio.....................................     42,778             --      (156,223)     (113,445)
DFA Global Real Estate Securities Portfolio.....      1,187             --        (1,091)           96
DFA International Small Cap Value Portfolio.....     61,105        126,205            --       187,310
International Vector Equity Portfolio...........      2,376          6,466            --         8,842
World ex U.S. Value Portfolio...................        211             --        (5,989)       (5,778)
Emerging Markets Portfolio......................      6,198         90,266            --        96,464
Emerging Markets Small Cap Portfolio............      7,896         37,075            --        44,971
Emerging Markets Value Portfolio................     52,913        189,045            --       241,958
Emerging Markets Core Equity Portfolio..........     18,379             --       (33,524)      (15,145)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2012   2013   2014   2015   2016      2017     2018    2019     TOTAL
                                   ------ ------ ------ ------ ------- ---------- ------- ------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     --     -- $71,081         --      --      -- $   71,081
U.S. Large Cap Value Portfolio....     --     --     --     --      -- $1,650,834      --      --  1,650,834
U.S. Core Equity 1 Portfolio......     --     --     --     --      --     49,208      --      --     49,208
U.S. Core Equity 2 Portfolio......     --     --     --     --      --     15,761      --      --     15,761
U.S. Vector Equity Portfolio......     --     --     --     --      --     36,502      --      --     36,502
U.S. Micro Cap Portfolio..........     --     --     --     --      --     34,914      --      --     34,914
DFA Real Estate Securities
  Portfolio.......................     --     --     --     --  82,044     62,969 $44,388 $23,341    212,742
Large Cap International Portfolio.     --     --     --     --  19,004    135,393  14,311  12,549    181,257
International Core Equity
  Portfolio.......................     --     --     --     --      --     53,176      --      --     53,176
Japanese Small Company
  Portfolio....................... $3,801 $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543     72,071
Asia Pacific Small Company
  Portfolio.......................     --     --     --     --  18,518      8,261      --      --     26,779
United Kingdom Small Company
  Portfolio.......................     --     --     --     --      --      1,867      --      --      1,867
Continental Small Company
  Portfolio.......................     --     --     --     --  13,544      7,224   5,252      --     26,020
DFA International Real Estate
  Securities......................
Portfolio.........................     --     --     --     46  13,446     34,576  38,689  69,466    156,223
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --     --      --         --   1,091      --      1,091
World ex U.S. Value Portfolio.....     --     --     --     --      --         --      --   5,989      5,989
Emerging Markets Core Equity
  Portfolio.......................     --     --     --     --   7,080     26,445      --      --     33,525

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               Enhanced U.S. Large Company Portfolio. $    12,074
               U.S. Large Cap Value Portfolio........     292,231
               U.S. Small Cap Value Portfolio........     111,515

             U.S. Core Equity 1 Portfolio................ $ 31,942
             U.S. Core Equity 2 Portfolio................   69,082
             U.S. Vector Equity Portfolio................   47,040
             U.S. Small Cap Portfolio....................  202,569
             U.S. Micro Cap Portfolio....................  234,276
             International Core Equity Portfolio.........   26,375
             International Small Company Portfolio.......   75,782
             Asia Pacific Small Company Portfolio........    6,585
             United Kingdom Small Company Portfolio......    1,012
             Continental Small Company Portfolio.........    3,415
             DFA Global Real Estate Securities Portfolio.    1,664
             Emerging Markets Core Equity Portfolio......   20,133

   For the year ended October 31, 2011, Japanese Small Company Portfolio had capital loss carryforward expirations of $19,912 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                     FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                     TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                    ---------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $  189,060  $    2,486   $      (150)    $    2,336
U.S. Large Cap Value Portfolio.....................  6,094,232   2,174,006      (278,001)     1,896,005
U.S. Targeted Value Portfolio......................  2,920,043     619,370      (177,489)       441,881
U.S. Small Cap Value Portfolio.....................  7,278,572   1,881,354    (1,087,075)       794,279
U.S. Core Equity 1 Portfolio.......................  4,548,895   1,003,673      (279,066)       724,607
U.S. Core Equity 2 Portfolio.......................  6,788,683   1,522,556      (623,180)       899,376
U.S. Vector Equity Portfolio.......................  2,068,511     448,063      (231,819)       216,244
U.S. Small Cap Portfolio...........................  4,620,853   1,138,992      (471,403)       667,589
U.S. Micro Cap Portfolio...........................  3,531,151   1,128,765      (608,635)       520,130
DFA Real Estate Securities Portfolio...............  3,144,305   1,264,958      (196,524)     1,068,434
Large Cap International Portfolio..................  2,192,394     419,825      (297,014)       122,811
International Core Equity Portfolio................  7,201,468     871,740    (1,180,631)      (308,891)
International Small Company Portfolio..............  6,025,003   1,307,951    (1,129,844)       178,107
Japanese Small Company Portfolio...................    365,090      82,337      (125,218)       (42,881)
Asia Pacific Small Company Portfolio...............    193,383      77,832       (68,371)         9,461
United Kingdom Small Company Portfolio.............     25,072      28,622       (23,398)         5,224
Continental Small Company Portfolio................    122,410      76,595       (78,471)        (1,876)
DFA International Real Estate Securities Portfolio.  1,407,991     136,741      (149,290)       (12,549)
DFA Global Real Estate Securities Portfolio........    900,274     258,691       (29,777)       228,914
DFA International Small Cap Value Portfolio........  9,724,266   1,375,745    (2,046,120)      (670,375)
International Vector Equity Portfolio..............    546,413     104,499       (51,629)        52,870
World ex U.S. Value Portfolio......................     52,944       2,330            --          2,330
Selectively Hedged Global Equity Portfolio.........     23,034       1,600           (16)         1,584
Emerging Markets Portfolio.........................  1,636,404   1,168,071      (126,421)     1,041,650
Emerging Markets Small Cap Portfolio...............  2,177,557     556,186      (214,626)       341,560

                                                                                     NET
                                                                                  UNREALIZED
                                         FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                         TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                        ----------- ------------ -------------- --------------
Emerging Markets Value Portfolio....... $15,644,124  $2,645,192   $(2,306,699)     $338,493
Emerging Markets Core Equity Portfolio.   7,522,371   1,390,331      (640,402)      749,929

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            SIX MONTHS               YEAR
                                                               ENDED                 ENDED
                                                          APRIL 30, 2012         OCT. 31, 2011
                                                       --------------------  --------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued...................................... $     3,340      205  $     9,612      586
   Shares Issued in Lieu of Cash Distributions........         519       35          362       23
   Shares Redeemed....................................      (4,690)    (290)      (7,533)    (462)
   Shares Reduced by Reverse Stock Split..............          --       --           --       (2)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $      (831)     (50) $     2,441      145
                                                       ===========  =======  ===========  =======
Class R2 Shares
   Shares Issued...................................... $     2,255      138  $     9,524      636
   Shares Issued in Lieu of Cash Distributions........         120        8           56        4
   Shares Redeemed....................................      (1,863)    (118)      (5,191)    (324)
   Shares Reduced by Reverse Stock Split..............          --       --           --       (7)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       512       28  $     4,389      309
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $   456,911   28,773  $   905,224   55,728
   Shares Issued in Lieu of Cash Distributions........      27,712    1,868       20,970    1,322
   Shares Redeemed....................................    (384,263) (23,964)    (731,188) (45,320)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   100,360    6,677  $   195,006   11,730
                                                       ===========  =======  ===========  =======
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued...................................... $    50,021    1,782  $    95,176    3,360
   Shares Issued in Lieu of Cash Distributions........       1,839       71        2,336       68
   Shares Redeemed....................................     (26,990)    (976)     (50,507)  (1,599)
   Shares Reduced by Conversion of Shares.............          --       --           --  (19,608)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    24,870      877  $    47,005  (17,779)
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 3,150,726  110,083  $ 6,396,694  187,544
   Shares Issued in Lieu of Cash Distributions........     268,015   10,364      709,030   20,853
   Shares Redeemed....................................  (1,336,211) (46,865)  (1,754,714) (53,557)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 2,082,530   73,582  $ 5,351,010  154,840
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2012, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                 UNREALIZED
                                                                  FOREIGN
                                                      VALUE AT    EXCHANGE
   SETTLEMENT  CURRENCY                     CONTRACT  APRIL 30,     GAIN
   DATE        AMOUNT**      CURRENCY        AMOUNT     2012       (LOSS)
   ----------  --------  ------------------ --------  ---------  ----------
   05/23/12     (13,214) Canadian Dollars   $(13,318)  $(13,370)       $(52)
   05/23/12      (4,907) Canadian Dollars     (4,988)    (4,965)         23
   05/23/12      (2,606) UK Pound Sterling    (4,174)    (4,228)        (54)
   05/08/12      (3,210) Euro                 (4,249)    (4,249)         --
   05/08/12      (2,770) Euro                 (3,654)    (3,667)        (13)
   05/08/12      (2,134) Euro                 (2,804)    (2,825)        (21)
   05/08/12      (1,607) Euro                 (2,112)    (2,127)        (15)
   05/08/12     (20,599) Euro                (27,437)   (27,269)        168
                                            --------   --------        ----
                                            $(62,736)  $(62,700)       $ 36
                                            ========   ========        ====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                 UNREALIZED
                                                                  FOREIGN
                                                      VALUE AT    EXCHANGE
   SETTLEMENT  CURRENCY                     CONTRACT  APRIL 30,     GAIN
   DATE        AMOUNT**      CURRENCY        AMOUNT     2012       (LOSS)
   ----------  --------  ------------------ --------  ---------  ----------
   05/14/12      (1,430) Euro                $(1,873)   $(1,893)       $(20)
   05/14/12        (444) Swiss Francs           (484)      (489)         (5)
   05/14/12    (131,746) Japanese Yen         (1,632)    (1,651)        (19)
   05/14/12      (5,467) Hong Kong Dollars      (705)      (705)         --
                                             -------    -------        ----
                                             $(4,694)   $(4,738)       $(44)
                                             =======    =======        ====

* During the six months ended April 30, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average cost basis contract amount of forward currency contracts was $(33,707) and $(3,934) (in thousands), respectively.
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                           APPROXIMATE
                                                                EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                              DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                         ---------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio... S&P 500 Index(R)       06/15/2012        524 $182,562      $7,822          --
Selectively Hedged Global Equity
  Portfolio............................. S&P 500 Index(R)Emini  06/15/2012         12      836          13         $42

Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $167,440 and $556 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -------------------------------------------------------
DERIVATIVE TYPE                 ASSET DERIVATIVES         LIABILITY DERIVATIVES
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

Equity contracts            Payables: Futures
                            Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                                ASSET DERIVATIVES VALUE
                                                                ---------------------
                                                  TOTAL VALUE    FOREIGN
                                                       AT       EXCHANGE     EQUITY
                                                 APRIL 30, 2012 CONTRACTS   CONTRACTS
                                                 -------------- ---------   ---------
Enhanced U.S. Large Company Portfolio...........         $8,013      $191      $7,822*
Selectively Hedged Global Equity Portfolio......             13        --          13*

                                                                 LIABILITY DERIVATIVES VALUE
                                                                 --------------------------
                                                  TOTAL VALUE     FOREIGN
                                                       AT        EXCHANGE        EQUITY
                                                 APRIL 30, 2012  CONTRACTS      CONTRACTS
                                                 --------------  ---------      ---------
Enhanced U.S. Large Company Portfolio...........          $(155)     $(155)            --
Selectively Hedged Global Equity Portfolio......            (44)       (44)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

                                             LOCATION OF GAIN (LOSS) ON
 DERIVATIVE TYPE                          DERIVATIVES RECOGNIZED IN INCOME
 ---------------                        -------------------------------------
 Foreign exchange contracts             Net Realized Gain (Loss) on: Foreign
                                        Currency Transactions Change in
                                        Unrealized Appreciation
                                        (Depreciation) of: Translation of
                                        Foreign Currency Denominated Amounts

DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------   -------------------------------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                                 REALIZED GAIN (LOSS)
                                                                    ON DERIVATIVES
                                                                 RECOGNIZED IN INCOME
                                                             -------------------------------
                                                                         FOREIGN
                                                                        EXCHANGE    EQUITY
                                                              TOTAL     CONTRACTS  CONTRACTS
                                                              -------   ---------  ---------
Enhanced U.S. Large Company Portfolio....................... $21,346      $(629)    $21,975
U.S. Targeted Value Portfolio*..............................   3,336         --       3,336
U.S. Small Cap Value Portfolio*.............................     628         --         628
U.S. Vector Equity Portfolio*...............................    (850)        --        (850)
DFA Real Estate Securities Portfolio*.......................     (46)        --         (46)
Selectively Hedged Global Equity Portfolio..................     147        104          43
Emerging Markets Core Equity Portfolio*.....................   2,698         --       2,698

                                                                 CHANGE IN UNREALIZED
                                                             APPRECIATION (DEPRECIATION) ON
                                                             DERIVATIVES RECOGNIZED IN INCOME
                                                             --------------------------------
                                                                         FOREIGN
                                                                        EXCHANGE    EQUITY
                                                              TOTAL     CONTRACTS  CONTRACTS
                                                              -------   ---------  ---------
Enhanced U.S. Large Company Portfolio....................... $(1,253)     $ 337     $(1,590)
U.S. Small Cap Value Portfolio..............................    (536)        --        (536)
Selectively Hedged Global Equity Portfolio..................     (31)       (44)         13

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio.....................     0.84%       $ 6,601         34        $ 5        $24,575
U.S. Small Cap Value Portfolio....................     0.87%         8,333         32          6         30,792
U.S. Core Equity 2 Portfolio......................     0.84%         5,086          2         --          6,239
U.S. Vector Equity Portfolio......................     0.83%         2,463         11          1          4,214
U.S. Small Cap Portfolio..........................     0.85%         2,728          5         --          9,058
U.S. Micro Cap Portfolio..........................     0.84%         4,388         23          2          9,570
DFA Real Estate Securities Portfolio..............     0.82%           722          7         --          2,460
Large Cap International Portfolio.................     0.85%         1,867         19          1          4,265
International Core Equity Portfolio...............     0.82%        15,473         22          8         33,740
International Small Company Portfolio.............     0.87%         4,225          6          1         11,057
DFA International Real Estate
Securities Portfolio..............................     0.83%         4,454         22          2         16,074
DFA Global Real Estate
Securities Portfolio..............................     0.82%         7,895          1         --          7,895
DFA International Small Cap Value Portfolio.......     0.82%         9,091         20          4         44,344
International Vector Equity Portfolio.............     0.83%           992         35          1          4,219
World ex U.S. Value Portfolio.....................     0.86%           232         12         --          1,777
Emerging Markets Core Equity Portfolio............     0.84%         3,380          2         --          3,993

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

J. SECURITIES LENDING:

   As of April 30, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $194,019 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

O. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
Enhanced U.S. Large Company Portfolio --
  Institutional Class Shares......................      2                   67%
U.S. Large Cap Value Portfolio -- Institutional
  Class Shares....................................      3                   75%
U.S. Targeted Value Portfolio -- Class R1 Shares..      1                   94%
U.S. Targeted Value Portfolio -- Class R2 Shares..      3                   77%
U.S. Targeted Value Portfolio -- Institutional
  Class Shares....................................      2                   54%
U.S. Small Cap Value Portfolio -- Institutional
  Class Shares....................................      2                   50%
U.S. Core Equity 1 Portfolio -- Institutional
  Class Shares....................................      3                   65%
U.S. Core Equity 2 Portfolio -- Institutional
  Class Shares....................................      3                   64%
U.S. Vector Equity Portfolio -- Institutional
  Class Shares....................................      4                   91%
U.S. Small Cap Portfolio -- Institutional Class
  Shares..........................................      3                   52%
U.S. Micro Cap Portfolio -- Institutional Class
  Shares..........................................      2                   54%
DFA Real Estate Securities Portfolio --
  Institutional Class Shares......................      3                   74%
Large Cap International Portfolio --
  Institutional Class Shares......................      2                   65%
International Core Equity Portfolio --
  Institutional Class Shares......................      3                   68%
International Small Company Portfolio --
  Institutional Class Shares......................      2                   48%
Japanese Small Company Portfolio -- Institutional
  Class Shares....................................      2                   70%
Asia Pacific Small Company Portfolio --
  Institutional Class Shares......................      2                   76%
United Kingdom Small Company Portfolio --
  Institutional Class Shares......................      2                   86%
Continental Small Company Portfolio --
  Institutional Class Shares......................      4                   89%
DFA International Real Estate Securities
  Portfolio -- Institutional Class Shares.........      3                   82%
DFA Global Real Estate Securities Portfolio --
  Institutional Class Shares......................      3                   91%
DFA International Small Cap Value Portfolio --
  Institutional Class Shares......................      2                   50%
International Vector Equity Portfolio --
  Institutional Class Shares......................      3                   87%
World ex U.S. Value Portfolio -- Institutional
  Class Shares....................................      3                   76%
Selectively Hedged Global Equity Portfolio........      1                   90%
Emerging Markets Portfolio -- Institutional Class
  Shares..........................................      2                   57%
Emerging Markets Small Cap Portfolio --
  Institutional Class Shares......................      2                   35%
Emerging Markets Value Portfolio -- Class R2
  Shares..........................................      3                   82%
Emerging Markets Value Portfolio -- Institutional
  Class Shares....................................      1                   17%
Emerging Markets Core Equity Portfolio --
  Institutional Class Shares......................      2                   53%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/11  04/30/12    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  949.03    0.34%    $1.65
     Hypothetical 5% Annual Return. $1,000.00 $1,023.17    0.34%    $1.71

--------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           Corporate..........  48.0%
                           Government.........  13.9%
                           Foreign Corporate..  16.7%
                           Foreign Government.  17.6%
                           Supranational......   3.8%
                                               -----
                                               100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012

                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
BONDS -- (85.9%)
AUSTRALIA -- (1.0%)
BHP Billiton Finance USA, Ltd.
(u) 5.500%, 04/01/14........................................    960  $ 1,047,280
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12........................................  2,000    2,018,762
                                                                     -----------
TOTAL AUSTRALIA.............................................           3,066,042
                                                                     -----------
AUSTRIA -- (3.2%)
Oesterreichische Kontrollbank AG
   3.625%, 12/10/13.........................................  2,000    2,765,626
(u) 1.375%, 01/21/14........................................  2,000    2,016,304
Republic of Austria
   3.400%, 10/20/14.........................................  4,000    5,635,613
                                                                     -----------
TOTAL AUSTRIA...............................................          10,417,543
                                                                     -----------
CANADA -- (7.8%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15........................................  4,000    4,076,332
(u) 3.400%, 01/22/15........................................  3,000    3,179,511
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14........................................  2,200    2,397,555
Canadian National Railway Co.
(u) 4.400%, 03/15/13........................................    900      929,932
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13........................................    625      645,932
Encana Corp.
(u) 4.750%, 10/15/13........................................  1,415    1,485,684
Ontario, Province of Canada
(u) 4.375%, 02/15/13........................................    600      618,469
(u) 1.375%, 01/27/14........................................  1,300    1,317,073
(u) 4.100%, 06/16/14........................................  1,500    1,609,218
Petro-Canada
(u) 4.000%, 07/15/13........................................    200      206,985
Royal Bank of Canada
(u) 2.250%, 03/15/13........................................  1,400    1,417,013
(u) 1.125%, 01/15/14........................................  1,000    1,007,303
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13........................................  1,800    1,938,377
Total Capital Canada, Ltd.
(u) 1.625%, 01/28/14........................................  3,000    3,053,439
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13........................................  1,525    1,582,402
                                                                     -----------
TOTAL CANADA................................................          25,465,225
                                                                     -----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
FRANCE -- (5.6%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14........................................  5,500  $ 5,493,422
BNP Paribas SA
(u) 2.125%, 12/21/12........................................  1,500    1,502,360
France Telecom SA
(u) 4.375%, 07/08/14........................................  2,400    2,554,802
French Treasury Note BTAN
   2.500%, 01/15/15.........................................  4,000    5,525,481
Societe Financement de I'Economie Francaise
   3.125%, 06/30/14.........................................  2,000    2,764,570
Veolia Environnement SA
(u) 5.250%, 06/03/13........................................    425      441,439
                                                                     -----------
TOTAL FRANCE................................................          18,282,074
                                                                     -----------
GERMANY -- (2.7%)
Deutsche Bank AG
(u) 4.875%, 05/20/13........................................  1,475    1,531,833
(u) 3.875%, 08/18/14........................................    250      261,751
Kreditanstalt fur Wiederaufbau
(u) 1.375%, 07/15/13........................................  1,700    1,718,618
(u) 4.125%, 10/15/14........................................  4,000    4,335,516
Landwirtschaftliche Rentenbank AG
(u) 1.875%, 09/24/12........................................  1,000    1,005,680
                                                                     -----------
TOTAL GERMANY...............................................           8,853,398
                                                                     -----------
JAPAN -- (0.9%)
Japan Finance Corp.
(u) 2.125%, 11/05/12........................................  3,000    3,020,217
                                                                     -----------
NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
(u) 5.000%, 05/16/14........................................  2,000    2,152,094
2.875%, 01/15/15............................................  3,000    4,169,963
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13........................................    525      551,231
(u) 4.875%, 07/08/14........................................  1,900    2,030,158
Diageo Finance BV
(u) 5.500%, 04/01/13........................................    300      313,578

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12........................................  1,000  $ 1,015,612
                                                                     -----------
TOTAL NETHERLANDS...........................................          10,232,636
                                                                     -----------
NORWAY -- (2.0%)
Eksportfinans ASA
(u) 1.875%, 04/02/13........................................  2,800    2,744,048
Statoil ASA
(u) 2.900%, 10/15/14........................................  3,630    3,827,098
                                                                     -----------
TOTAL NORWAY................................................           6,571,146
                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Asian Development Bank
(u) 1.625%, 07/15/13........................................  1,200    1,218,818
(u) 4.250%, 10/20/14........................................  3,000    3,268,791
European Investment Bank
(u) 1.125%, 08/15/14........................................  1,000    1,009,628
(e) 4.250%, 10/15/14........................................  4,000    5,743,732
Inter-American Development Bank
(u) 1.000%, 01/07/15........................................  1,000    1,000,227
                                                                     -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                          12,241,196
                                                                     -----------
SWEDEN -- (4.0%)
Svensk Exportkredit AB
(e) 3.625%, 05/27/14........................................  1,212    1,677,365
(u) 3.250%, 09/16/14........................................  4,200    4,417,157
Svenska Handelsbanken AB
(e) 4.875%, 03/25/14........................................  5,000    7,062,717
                                                                     -----------
TOTAL SWEDEN................................................          13,157,239
                                                                     -----------
SWITZERLAND -- (1.0%)
Credit Suisse AG
(u) 5.000%, 05/15/13........................................  1,275    1,323,349
(u) 5.500%, 05/01/14........................................    250      268,695
UBS AG
(u) 2.250%, 08/12/13........................................  1,485    1,494,079
                                                                     -----------
TOTAL SWITZERLAND...........................................           3,086,123
                                                                     -----------
UNITED KINGDOM -- (2.9%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12........................................  1,000    1,016,117

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED KINGDOM -- (Continued)
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13........................................  2,200  $2,341,125
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13........................................  1,175   1,215,756
Network Rail Infrastructure Finance P.L.C.
(u) 1.500%, 01/13/14........................................  3,000   3,044,976
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14........................................  1,825   1,946,599
                                                                     ----------
TOTAL UNITED KINGDOM........................................          9,564,573
                                                                     ----------
UNITED STATES -- (47.8%)
ACE INA Holdings, Inc.
   5.875%, 06/15/14......................................... $1,250   1,374,190
Agilent Technologies, Inc.
   2.500%, 07/15/13.........................................  1,000   1,015,890
Air Products & Chemicals, Inc.
   4.150%, 02/01/13.........................................    500     513,484
Allstate Corp. (The)
   5.000%, 08/15/14.........................................    630     683,274
American Express Credit Corp.
   5.875%, 05/02/13.........................................    650     682,037
   5.125%, 08/25/14.........................................  1,900   2,062,083
Analog Devices, Inc.
   5.000%, 07/01/14.........................................  1,500   1,632,599
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13.........................................    350     355,744
   5.375%, 11/15/14.........................................  1,500   1,666,068
Archer-Daniels-Midland Co.
   7.125%, 03/01/13.........................................    325     342,811
Arrow Electronics, Inc.
   6.875%, 07/01/13.........................................    350     372,270
Assurant, Inc.
   5.625%, 02/15/14.........................................  2,000   2,098,880
AT&T, Inc.
   4.950%, 01/15/13.........................................    900     927,718
   6.700%, 11/15/13.........................................  1,055   1,149,633
Autozone, Inc.
   4.375%, 06/01/13.........................................    100     103,595
Avery Dennison Corp.
   4.875%, 01/15/13.........................................    200     205,797
Baltimore Gas & Electric Co.
   6.125%, 07/01/13.........................................    500     530,330

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Bank of New York Mellon Corp. (The)
   4.500%, 04/01/13.......................................... $1,000 $1,036,829
   5.125%, 08/27/13..........................................  2,150  2,272,928
Baxter International, Inc.
   1.800%, 03/15/13..........................................  1,490  1,508,521
BB&T Corp.
   3.850%, 07/27/12..........................................  1,100  1,108,844
   3.375%, 09/25/13..........................................    550    569,270
Berkshire Hathaway Finance Corp.
   4.850%, 01/15/15..........................................  5,000  5,535,790
BlackRock, Inc.
   2.250%, 12/10/12..........................................  1,400  1,415,222
   3.500%, 12/10/14..........................................    600    641,450
Boeing Capital Corp.
   5.800%, 01/15/13..........................................    950    985,769
Boeing Co. (The)
   1.875%, 11/20/12..........................................    350    352,931
Bristol-Myers Squibb Co.
   5.250%, 08/15/13..........................................  1,175  1,246,894
Burlington Northern Santa Fe LLC
   4.300%, 07/01/13..........................................  1,200  1,244,423
   4.875%, 01/15/15..........................................    200    219,309
Campbell Soup Co.
   5.000%, 12/03/12..........................................    350    359,450
   4.875%, 10/01/13..........................................    270    286,146
Capital One Financial Corp.
   6.250%, 11/15/13..........................................    150    160,044
   7.375%, 05/23/14..........................................    350    387,830
Caterpillar Financial Services Corp.
   2.000%, 04/05/13..........................................    400    405,828
   6.200%, 09/30/13..........................................  1,250  1,347,422
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13..........................................    425    451,501
Charles Schwab Corp. (The)
   4.950%, 06/01/14..........................................  2,200  2,380,990
Chubb Corp. (The)
   5.200%, 04/01/13..........................................    525    547,055
Cisco Systems, Inc.
   1.625%, 03/14/14..........................................  1,650  1,685,879
Citigroup, Inc.
   6.500%, 08/19/13..........................................    625    658,987
   6.375%, 08/12/14..........................................  1,250  1,347,994
CNA Financial Corp.
   5.850%, 12/15/14..........................................    477    514,046

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Coca-Cola Co. (The)
   0.750%, 11/15/13.......................................... $1,075 $1,078,081
   0.750%, 03/13/15..........................................  1,000  1,002,036
Coca-Cola Enterprises, Inc.
   1.125%, 11/12/13..........................................    400    401,894
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13..........................................    675    720,031
Computer Sciences Corp.
   5.000%, 02/15/13..........................................    850    875,500
ConocoPhillips
   4.750%, 10/15/12..........................................  1,250  1,274,236
Consolidated Edison Co. of New York, Inc.
   4.875%, 02/01/13..........................................    350    361,276
   4.700%, 02/01/14..........................................    400    427,241
COX Communications, Inc.
   7.125%, 10/01/12..........................................    620    636,660
CSX Corp.
   5.500%, 08/01/13..........................................    425    449,505
Daimler Finance North America LLC
   6.500%, 11/15/13..........................................  1,600  1,733,770
Dell, Inc.
   4.700%, 04/15/13..........................................  1,140  1,184,629
   2.100%, 04/01/14..........................................    500    512,668
DIRECTV Holdings LLC
   4.750%, 10/01/14..........................................  1,500  1,624,968
Dominion Resources, Inc.
   5.000%, 03/15/13..........................................    425    440,639
Dow Chemical Co. (The)
   6.000%, 10/01/12..........................................    325    331,766
Dr. Pepper Snapple Group, Inc.
   2.350%, 12/21/12..........................................    375    378,986
Duke Energy Ohio, Inc.
   5.700%, 09/15/12..........................................    425    433,072
E.I. Du Pont de Nemours & Co.
   4.750%, 11/15/12..........................................    350    358,118
eBay, Inc.
   0.875%, 10/15/13..........................................  1,435  1,445,636
Emerson Electric Co.
   5.625%, 11/15/13..........................................  1,200  1,291,666
Enbridge Energy Partners LP
   5.350%, 12/15/14..........................................  1,475  1,602,611
Energy Transfer Partners LP
   6.000%, 07/01/13..........................................    425    444,442
   5.950%, 02/01/15..........................................  1,400  1,535,174

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Enterprise Products Operating LLC
   5.600%, 10/15/14.......................................... $  666 $  735,479
EOG Resources, Inc.
   6.125%, 10/01/13..........................................  1,410  1,513,846
Exelon Generation Co. LLC
   5.350%, 01/15/14..........................................  1,100  1,173,448
Express Scripts, Inc.
   5.250%, 06/15/12..........................................    325    326,652
Fifth Third Bancorp
   6.250%, 05/01/13..........................................    875    920,299
General Electric Capital Corp.
   2.100%, 01/07/14..........................................    600    610,829
   2.150%, 01/09/15..........................................  6,500  6,612,716
Goldman Sachs Group, Inc.(The)
   5.250%, 10/15/13..........................................  1,500  1,563,563
Hess Corp.
   7.000%, 02/15/14..........................................    175    192,976
Hewlett-Packard Co.
   1.250%, 09/13/13..........................................  1,500  1,502,784
   2.625%, 12/09/14..........................................  1,300  1,339,434
HSBC Finance Corp.
   4.750%, 07/15/13..........................................  1,575  1,627,735
International Business Machines Corp.
   2.100%, 05/06/13..........................................  1,270  1,291,215
John Deere Capital Corp.
   1.875%, 06/17/13..........................................  1,250  1,268,614
JPMorgan Chase & Co.
   3.700%, 01/20/15..........................................  2,500  2,633,515
KeyCorp
   6.500%, 05/14/13..........................................  1,000  1,055,701
Kimberly-Clark Corp.
   5.000%, 08/15/13..........................................  1,000  1,057,725
Kinder Morgan Energy Partners LP
   5.850%, 09/15/12..........................................  1,000  1,016,673
Kraft Foods, Inc.
   6.250%, 06/01/12..........................................    519    521,331
Kroger Co. (The)
   5.500%, 02/01/13..........................................    640    662,948
McKesson Corp.
   6.500%, 02/15/14..........................................    695    762,227
MetLife, Inc.
   2.375%, 02/06/14..........................................    420    429,800
   5.500%, 06/15/14..........................................  1,250  1,357,540
Microsoft Corp.
   0.875%, 09/27/13..........................................  1,300  1,310,215

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
   2.950%, 06/01/14                                           $2,300 $2,412,314
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15..........................................    500    520,683
NextEra Energy Capital Holdings, Inc.
   2.550%, 11/15/13..........................................    750    763,473
Northern Trust Corp.
   5.500%, 08/15/13..........................................  1,068  1,132,061
Nucor Corp.
   4.875%, 10/01/12..........................................    440    446,914
Occidental Petroleum Corp.
   1.450%, 12/13/13..........................................  1,000  1,015,029
Paccar Financial Corp.
   2.050%, 06/17/13..........................................    100    101,719
Packaging Corp. of America
   5.750%, 08/01/13..........................................    525    550,310
PepsiCo, Inc.
   0.875%, 10/25/13..........................................  1,485  1,490,737
Philip Morris International, Inc.
   4.875%, 05/16/13..........................................  1,265  1,323,324
   6.875%, 03/17/14..........................................    100    111,760
Pitney Bowes, Inc.
   4.875%, 08/15/14..........................................  2,000  2,124,794
PNC Funding Corp.
   5.400%, 06/10/14..........................................  2,075  2,263,030
Praxair, Inc.
   2.125%, 06/14/13..........................................  1,000  1,015,422
Principal Financial Group, Inc.
   7.875%, 05/15/14..........................................    958  1,069,343
Procter & Gamble Co. (The)
   (e) 4.500%, 05/12/14......................................  4,000  5,683,806
Prudential Financial, Inc.
   5.800%, 06/15/12..........................................    350    352,019
   6.200%, 01/15/15..........................................  2,063  2,282,208
Qwest Corp.
   7.500%, 10/01/14..........................................  2,500  2,812,500
Reynolds American, Inc.
   7.250%, 06/01/13..........................................    900    955,487
Ryder System, Inc.
   5.000%, 06/15/12..........................................    525    527,413
Safeway, Inc.
   5.625%, 08/15/14..........................................    500    539,518
Sempra Energy
   2.000%, 03/15/14..........................................    416    423,191
Spectra Energy Capital LLC
   5.668%, 08/15/14..........................................    955  1,041,920
St. Jude Medical, Inc.
   2.200%, 09/15/13..........................................    325    331,788

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------ ------------
                                                             (000)
UNITED STATES -- (Continued)
   3.750%, 07/15/14......................................... $  100 $    106,099
State Street Corp.
   4.300%, 05/30/14.........................................  1,400    1,497,268
SunTrust Banks, Inc.
   5.250%, 11/05/12.........................................    425      434,059
Target Corp.
   4.000%, 06/15/13.........................................  1,000    1,037,298
TD Ameritrade Holding Corp.
   4.150%, 12/01/14.........................................  2,550    2,723,428
Texas Instruments, Inc.
   0.875%, 05/15/13.........................................    500      502,562
Time Warner Cable, Inc.
   6.200%, 07/01/13.........................................    425      451,251
Toyota Motor Credit Corp.
   1.000%, 02/17/15.........................................  3,000    3,005,100
Travelers Property Casualty Corp.
   5.000%, 03/15/13.........................................  1,400    1,449,030
Union Bank NA
   2.125%, 12/16/13.........................................  1,400    1,423,825
UnitedHealth Group, Inc.
   5.000%, 08/15/14.........................................  1,170    1,278,240
Valero Energy Corp.
   4.750%, 04/01/14.........................................  1,125    1,191,160
Verizon Communications, Inc.
   4.350%, 02/15/13.........................................    750      772,349
Viacom, Inc.
   4.375%, 09/15/14.........................................    780      840,229
Wal-Mart Stores, Inc.
   1.625%, 04/15/14.........................................  4,300    4,396,965
Walt Disney Co. (The)
   0.875%, 12/01/14.........................................  1,500    1,506,386
Waste Management, Inc.
   6.375%, 11/15/12.........................................    325      334,521
WellPoint, Inc.
   5.000%, 12/15/14.........................................  2,500    2,739,755
Wells Fargo & Co.
   3.750%, 10/01/14.........................................  2,300    2,439,408
                                                                    ------------
TOTAL UNITED STATES.........................................         155,839,321
                                                                    ------------
TOTAL BONDS.................................................         279,796,733
                                                                    ------------
AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
   0.875%, 12/27/13.........................................  1,500    1,513,836
Federal Home Loan Mortgage Corporation
   1.375%, 02/25/14.........................................  2,000    2,038,210

                                                             FACE
                                                            AMOUNT     VALUE+
                                                            ------- ------------
                                                            (000)
   1.000%, 08/27/14........................................ $ 2,000 $  2,030,276
   2.875%, 02/09/15........................................  11,000   11,721,017
Federal National Mortgage Association
   2.750%, 03/13/14........................................   3,700    3,866,008
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...................................           21,169,347
                                                                    ------------
U.S. TREASURY
   OBLIGATIONS -- (7.6%)
U.S. Treasury Note
<>^^ 0.625%, 12/31/12......................................  24,800   24,872,664
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $323,817,388)......................................         $325,838,744
                                                                    ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds..............................      -- $279,796,733      --  $279,796,733
Agency Obligations.................      --   21,169,347      --    21,169,347
U.S. Treasury Obligations..........      --   24,872,664      --    24,872,664
Swap Agreements**..................      --    3,990,619      --     3,990,619
Futures Contracts**................ $26,501           --      --        26,501
Forwards**.........................      --     (556,472)     --      (556,472)
                                    ------- ------------  ------  ------------
TOTAL.............................. $26,501 $329,272,891      --  $329,299,392
                                    ======= ============  ======  ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value............................................. $    325,839
Temporary Cash Investments at Value & Cost.......................           79
Segregated Cash for Futures Contracts............................        2,618
Foreign Currencies at Value......................................          322
Cash.............................................................        8,067
Receivables:.....................................................
   Interest......................................................        3,268
   Fund Shares Sold..............................................          256
   Futures Margin Variation......................................           16
Unrealized Gain on Swap Contracts................................        3,991
Prepaid Expenses and Other Assets................................           31
                                                                  ------------
       Total Assets..............................................      344,487
                                                                  ------------
LIABILITIES:
Payables:........................................................
   Investment Securities Purchased...............................        1,592
   Fund Shares Redeemed..........................................        1,010
   Due to Advisor................................................           83
Unrealized Loss on Forward Currency Contracts....................          556
Accrued Expenses and Other Liabilities...........................           10
                                                                  ------------
       Total Liabilities.........................................        3,251
                                                                  ------------
NET ASSETS....................................................... $    341,236
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   36,910,496
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       9.24
                                                                  ============
Investments at Cost.............................................. $    323,817
                                                                  ------------
Foreign Currencies at Cost....................................... $        320
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    356,775
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          700
Accumulated Net Realized Gain (Loss).............................      (21,729)
Net Unrealized Foreign Exchange Gain (Loss)......................         (551)
Net Unrealized Appreciation (Depreciation).......................        6,041
                                                                  ------------
NET ASSETS....................................................... $    341,236
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Interest.................................................. $  1,604
                                                              --------
          Total Investment Income............................    1,604
                                                              --------
EXPENSES
   Investment Advisory Services Fees.........................      493
   Accounting & Transfer Agent Fees..........................       30
   Custodian Fees............................................        5
   Filing Fees...............................................       13
   Shareholders' Reports.....................................        3
   Directors'/Trustees' Fees & Expenses......................        1
   Professional Fees.........................................        5
   Organizational & Offering Costs...........................        1
   Other.....................................................        1
                                                              --------
          Total Expenses.....................................      552
                                                              --------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note D)...............      (68)
   Fees Paid Indirectly......................................       (4)
                                                              --------
   Net Expenses..............................................      480
                                                              --------
   NET INVESTMENT INCOME (LOSS)..............................    1,124
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................      238
       Futures...............................................     (984)
       Foreign Currency Transactions.........................      (25)
       Swap Contracts........................................  (20,951)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.................................    1,165
       Futures...............................................      (11)
       Swap Contracts........................................    6,060
       Translation of Foreign Currency Denominated
         Amounts.............................................     (551)
                                                              --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................  (15,059)
                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................. $(13,935)
                                                              ========

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                SIX MONTHS
                                                   ENDED           PERIOD
                                                 APRIL 30,   NOVEMBER 9, 2010(a)
                                                   2012      TO OCTOBER 31, 2011
                                                -----------  -------------------
                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................    $  1,124             $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............         238                  227
       Futures.................................        (984)              (1,328)
       Foreign Currency Transactions...........         (25)                  --
       Swap Contracts..........................     (20,951)             (10,020)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...................       1,165                  859
       Futures.................................         (11)                  37
       Swap Contracts..........................       6,060               (2,069)
       Translation of Foreign Currency
         Denominated Amounts...................        (551)                  --
                                                   --------             --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     (13,935)             (11,188)
                                                   --------             --------
Distributions From:
   Net Investment Income:
       Institutional Shares....................        (655)                (574)
   Net Short-Term Gains:
       Institutional Shares....................        (151)                  --
                                                   --------             --------
          Total Distributions..................        (806)                (574)
                                                   --------             --------
Capital Share Transactions (1):
   Shares Issued...............................     164,067              278,288
   Shares Issued in Lieu of Cash
     Distributions.............................         782                  559
   Shares Redeemed.............................     (39,653)             (36,304)
                                                   --------             --------
          Net Increase (Decrease) from
            Capital Share Transactions.........     125,196              242,543
                                                   --------             --------
          Total Increase (Decrease) in
            Net Assets.........................     110,455              230,781
NET ASSETS
   Beginning of Period.........................     230,781                   --
                                                   --------             --------
   End of Period...............................    $341,236             $230,781
                                                   ========             ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................      17,466               27,085
   Shares Issued in Lieu of Cash
     Distributions.............................          85                   52
   Shares Redeemed.............................      (4,253)              (3,525)
                                                   --------             --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........      13,298               23,612
                                                   ========             ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)...........................    $    700             $    231

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 SIX MONTHS            PERIOD
                                                    ENDED        NOVEMBER 9, 2010(a)
                                                  APRIL 30,              TO
                                                    2012            OCT. 31, 2011
                                                -----------      -------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period...........    $   9.77                 $  10.00
                                                   --------                 --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).............        0.04                     0.07
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................       (0.53)                   (0.27)
                                                   --------                 --------
       Total from Investment Operations........       (0.49)                   (0.20)
                                                   --------                 --------
Less Distributions
------------------
   Net Investment Income.......................       (0.03)                   (0.03)
   Net Realized Gains..........................       (0.01)                      --
                                                   --------                 --------
       Total Distributions.....................       (0.04)                   (0.03)
                                                   --------                 --------
Net Asset Value, End of Period.................    $   9.24                 $   9.77
                                                   ========                 ========
Total Return...................................       (5.10)%(C)               (2.02)%(C)
                                                   --------                 --------
Net Assets, End of Period (thousands)..........    $341,236                 $230,781
Ratio of Expenses to Average Net Assets(D).....        0.34%(B)                 0.47%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)(D)             0.39%(B)                 0.53%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets(D)....................................        0.80%(B)                 0.64%(B)(E)
Portfolio Turnover Rate........................          27%(C)                   50%(C)

   See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of April 30, 2012, the Portfolio held $54,715,177 in the Subsidiary, representing 15.88% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the six months ended
April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At April 30, 2012, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2012, approximately $68 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.       $  4

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               DFA Commodity Strategy Portfolio............. $  1

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                        U.S. GOVERNMENT     OTHER INVESTMENT
                          SECURITIES           SECURITIES
                      ------------------- --------------------
                      PURCHASES   SALES   PURCHASES    SALES
                      --------- --------- ---------- ---------
                      $  39,657 $  14,229 $  147,536 $  58,756

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and non-deductible offering costs, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE        INCREASE
                                                                 (DECREASE)      (DECREASE)
                                                 INCREASE      UNDISTRIBUTED    ACCUMULATED
                                                (DECREASE)     NET INVESTMENT   NET REALIZED
                                              PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                              ---------------  --------------  --------------
DFA Commodity Strategy Portfolio.............        $(10,964)          $(301)        $11,265

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2011 was as follows (amounts in thousands):

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio
      2011.............................      $636           --       $636

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $62            --        $62

   At October 31, 2011 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                               TOTAL NET
                                  NET INVESTMENT                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                    SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                  -------------- ------------- ------------ -------------
DFA Commodity Strategy Portfolio.      $503           --            --          $503

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         NET
                                                      UNREALIZED
              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------  ------------ -------------- --------------
              $345,536     $2,187       $(21,805)      $(19,618)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2012, DFA Commodity Strategy Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA COMMODITY STRATEGY PORTFOLIO*

                                                              UNREALIZED
                                                                FOREIGN
       SETTLEMENT  CURRENCY          CONTRACT     VALUE AT     EXCHANGE
          DATE     AMOUNT** CURRENCY  AMOUNT   APRIL 30, 2012 GAIN (LOSS)
       ----------  -------- -------- --------  -------------- -----------
       05/11/12...  (2,144)   Euro   $ (2,816)    $ (2,839)      $ (23)
       05/11/12... (29,382)   Euro    (38,361)     (38,894)       (533)
                                     --------     --------       -----
                                     $(41,177)    $(41,733)      $(556)
                                     ========     ========       =====

* During the six months ended April 30, 2012, the Portfolio's average cost basis contract amount of forward currency contracts was $(30,892) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
DESCRIPTION                             DATE    CONTRACTS*  VALUE   GAIN (LOSS)
-----------                          ---------- ---------- -------- -----------
Brent Crude Futures                   09/13/12       2      $  236       --
CBT Wheat Futures                     07/17/12       7         229      $ 4
Coffee 'C' Futures                    07/31/12       1          67        1
Copper Futures                        07/31/12       4         383        3
Corn Futures                          07/17/12       9         286        8
Cotton No. 2 Futures                  07/23/12       2          89       (2)
Gasoline RBOB Futures                 07/30/12       1         130       --
Gold 100oz Futures                    08/31/12       3         500        1
Heating Oil Futures                   07/30/12       1         134       --
Lean Hogs Futures                     07/18/12       3         104       (2)
Live Cattle Futures                   09/12/12       3         140        1
LME Nickel Futures                    07/18/12       1         107       (3)
LME Prime Aluminum Futures            07/18/12       5         264        1
LME Zinc Futures                      07/18/12       3         155       (6)
Natural Gas Futures                   09/30/12      15         376       20
Silver Futures                        07/31/12       1         155       (1)
Soybean Futures                       07/17/12       5         376        4
Soybean Oil Futures                   07/24/12       5         165       (3)
Sugar #11 Futures                     09/15/12       6         142       (1)
WTI Crude Futures                     11/30/12       4         423        1
                                                            ------      ---
                                                            $4,461      $26
                                                            ======      ===

   Dimensional Cayman Commodity Fund I, LTD.'s securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2012 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $5,510 (in thousands).

   At April 30, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                         EXPIRATION     NOTIONAL  APPRECIATION
COUNTERPARTY                                DATE        AMOUNT*  (DEPRECIATION)
------------                             ----------     -------- --------------
Citibank, N.A.                            05/29/12  USD $120,553     $1,445
Deutsche Bank AG, London Branch           05/29/12  USD  100,990      1,208
UBS AG                                    05/29/12  USD  111,695      1,338
                                                        --------     ------
                                                        $333,238     $3,991
                                                        ========     ======

* During the six months ended April 30, 2012 the Portfolio's average notional value of outstanding swap contracts was $274,228 (in thousands).

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                            LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -----------------------------------------------------
DERIVATIVE TYPE             ASSET DERIVATIVES        LIABILITY DERIVATIVES
---------------               ------------------    ---------------------------
Commodity contracts         Payables: Futures
                            Margin Variation
Foreign exchange contracts                         Unrealized Loss on Forward
                                                   Currency Contracts
Other contracts             Unrealized Gain
                            on Swap Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                           ASSET DERIVATIVES VALUE
                                                           -----------------------
                                             TOTAL VALUE
                                                  AT       COMMODITY     OTHER
                                            APRIL 30, 2012 CONTRACTS   CONTRACTS
                                            -------------- ---------   ---------
  Dimensional Cayman Commodity Fund I, LTD.     $4,018        $26*      $3,991


                                                           LIABILITY DERIVATIVES VALUE
                                                           ---------------------------
                                             TOTAL VALUE    FOREIGN
                                                  AT       EXCHANGE        OTHER
                                            APRIL 30, 2012 CONTRACTS     CONTRACTS
                                            -------------- ---------     ---------
  Dimensional Cayman Commodity Fund I, LTD.     $(556)       $(556)         --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

DERIVATIVE TYPE                               LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -------------------------------------------------------------------------------------------------
Commodity contracts         Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of: Translation of
                            Foreign Currency Denominated Amounts

Other contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized Appreciation (Depreciation) of:
                            Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                   REALIZED GAIN (LOSS)
                                                      ON DERIVATIVES
                                                   RECOGNIZED IN INCOME
                                          --------------------------------------
                                                               FOREIGN
                                                    COMMODITY EXCHANGE    OTHER
                                            TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(21,949)   $(984)    $(14)   $(20,951)


                                                  CHANGE IN UNREALIZED
                                             APPRECIATION (DEPRECIATION) ON
                                            DERIVATIVES RECOGNIZED IN INCOME
                                          -------------------------------------
                                                            FOREIGN
                                                 COMMODITY EXCHANGE     OTHER
                                          TOTAL  CONTRACTS CONTRACTS  CONTRACTS
                                          ------ --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD. $5,494     $(10)     $(556)  $6,060

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.

Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, two shareholders held 76% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
 DFA INTERNATIONAL VALUE PORTFOLIO**    11/01/11  04/30/12    RATIO*   PERIOD*
 -----------------------------------    --------- --------- ---------- --------
 Actual Fund Return Class R2 Shares     $1,000.00 $1,008.92    0.71%    $3.55
    Institutional Class Shares......... $1,000.00 $1,009.60    0.45%    $2.25
 Hypothetical 5% Annual Return
    Class R2 Shares.................... $1,000.00 $1,021.33    0.71%    $3.57
    Institutional Class Shares......... $1,000.00 $1,022.63    0.45%    $2.26

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
 U.S. LARGE COMPANY PORTFOLIO           11/01/11  04/30/12    RATIO*   PERIOD*
 ----------------------------           --------- --------- ---------- --------
 Actual Fund Return.................... $1,000.00 $1,126.95    0.10%    $0.53
 Hypothetical 5% Annual Return......... $1,000.00 $1,024.37    0.10%    $0.50

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                          AFFILIATED INVESTMENT COMPANIES
                                          -------------------------------
       DFA International Value Portfolio.              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO

                     Consumer Discretionary........  11.2%
                     Consumer Staples..............  10.9%
                     Energy........................  11.2%
                     Financials....................  12.7%
                     Health Care...................  11.4%
                     Industrials...................  10.5%
                     Information Technology........  20.3%
                     Materials.....................   3.4%
                     Real Estate Investment Trusts.   2.0%
                     Telecommunication Services....   2.9%
                     Utilities.....................   3.5%
                                                    -----
                                                    100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $5,448,976,781
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,184,677,586)....................................... $5,448,976,781
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (9.7%)
 #*Amazon.com, Inc...........................   116,103 $ 26,924,286             0.7%
   Comcast Corp. Class A.....................   859,958   26,082,526             0.6%
   Home Depot, Inc. (The)....................   491,633   25,461,673             0.6%
  #McDonald's Corp...........................   324,835   31,655,171             0.8%
  #Walt Disney Co. (The).....................   571,616   24,642,366             0.6%
   Other Securities..........................            317,209,071             7.7%
                                                        ------------ ---------------
Total Consumer Discretionary.................            451,975,093            11.0%
                                                        ------------ ---------------
Consumer Staples -- (9.4%)...................
   Altria Group, Inc.........................   652,399   21,013,772             0.5%
  #Coca-Cola Co. (The).......................   721,776   55,085,944             1.3%
   CVS Caremark Corp.........................   415,352   18,533,006             0.5%
   Kraft Foods, Inc. Class A.................   563,921   22,483,530             0.5%
   PepsiCo, Inc..............................   500,905   33,059,730             0.8%
  #Philip Morris International, Inc..........   549,136   49,153,163             1.2%
   Procter & Gamble Co. (The)................   878,427   55,903,094             1.4%
  #Wal-Mart Stores, Inc......................   557,020   32,814,048             0.8%
   Other Securities..........................            149,317,181             3.6%
                                                        ------------ ---------------
Total Consumer Staples.......................            437,363,468            10.6%
                                                        ------------ ---------------
Energy -- (9.7%)
  #Chevron Corp..............................   630,490   67,185,014             1.6%
  #ConocoPhillips............................   408,117   29,233,421             0.7%
   Exxon Mobil Corp.......................... 1,503,130  129,780,244             3.2%
   Occidental Petroleum Corp.................   258,660   23,594,965             0.6%
   Schlumberger, Ltd.........................   425,364   31,536,487             0.8%
   Other Securities..........................            170,610,864             4.1%
                                                        ------------ ---------------
Total Energy.................................            451,940,995            11.0%
                                                        ------------ ---------------
Financials -- (11.0%)
   American Express Co.......................   323,649   19,486,906             0.5%
   Bank of America Corp...................... 3,422,751   27,758,511             0.7%
 #*Berkshire Hathaway, Inc...................   560,722   45,110,085             1.1%
  #Citigroup, Inc............................   934,002   30,859,426             0.7%
  #Goldman Sachs Group, Inc. (The)...........   157,833   18,174,470             0.4%
   JPMorgan Chase & Co....................... 1,217,424   52,324,884             1.3%
   U.S. Bancorp..............................   609,429   19,605,331             0.5%
   Wells Fargo & Co.......................... 1,681,731   56,220,267             1.4%
   Other Securities..........................            240,736,419             5.8%
                                                        ------------ ---------------
Total Financials.............................            510,276,299            12.4%
                                                        ------------ ---------------
Health Care -- (9.8%)
  #Abbott Laboratories.......................   501,452   31,120,111             0.8%
   Bristol-Myers Squibb Co...................   538,367   17,965,307             0.4%
  #Johnson & Johnson.........................   875,454   56,983,301             1.4%
   Merck & Co., Inc..........................   970,788   38,093,721             0.9%
   Pfizer, Inc............................... 2,404,169   55,127,595             1.3%
   UnitedHealth Group, Inc...................   333,257   18,712,381             0.5%
   Other Securities..........................            240,956,074             5.8%
                                                        ------------ ---------------
Total Health Care............................            458,958,490            11.1%
                                                        ------------ ---------------
Industrials -- (9.1%)
   3M Co.....................................   221,502   19,793,419             0.5%
   Boeing Co. (The)..........................   237,823   18,264,806             0.4%
  #Caterpillar, Inc..........................   206,509   21,222,930             0.5%
  #General Electric Co....................... 3,374,552   66,073,728             1.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Industrials -- (Continued)
   United Parcel Service, Inc................    305,752 $   23,891,461             0.6%
   United Technologies Corp..................    290,266     23,697,316             0.6%
   Other Securities..........................               250,523,651             6.1%
                                                         -------------- ---------------
Total Industrials............................               423,467,311            10.3%
                                                         -------------- ---------------
Information Technology -- (17.5%)
  *Apple, Inc................................    297,349    173,723,180             4.2%
  #Cisco Sytems, Inc.........................  1,717,672     34,611,091             0.8%
 #*EMC Corp..................................    654,765     18,470,921             0.4%
  *Google, Inc...............................     80,879     48,950,397             1.2%
   Intel Corp................................  1,593,313     45,250,089             1.1%
   International Business Machines Corp......    369,518     76,519,787             1.9%
   Microsoft Corp............................  2,381,610     76,259,152             1.9%
   Oracle Corp...............................  1,250,207     36,743,584             0.9%
   QUALCOMM, Inc.............................    539,423     34,436,764             0.8%
  #Visa, Inc.................................    158,645     19,510,162             0.5%
   Other Securities..........................               253,019,143             6.1%
                                                         -------------- ---------------
Total Information Technology.................               817,494,270            19.8%
                                                         -------------- ---------------
Materials -- (3.0%)
   Other Securities..........................               138,977,172             3.4%
                                                         -------------- ---------------
Real Estate Investment Trusts -- (1.7%)
   Other Securities..........................                81,084,292             2.0%
                                                         -------------- ---------------
Telecommunication Services -- (2.5%)
   AT&T, Inc.................................  1,890,785     62,225,734             1.5%
  #Verizon Communications, Inc...............    904,299     36,515,594             0.9%
   Other Securities..........................                18,578,221             0.4%
                                                         -------------- ---------------
Total Telecommunication Services.............               117,319,549             2.8%
                                                         -------------- ---------------
Utilities -- (3.0%)
   Other Securities..........................               139,271,116             3.4%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             4,028,128,055            97.8%
                                                         -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares........ 86,468,661     86,468,661             2.1%
                                                         -------------- ---------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                              SHARES/ FACE                  PERCENTAGE
                                                 AMOUNT        VALUE+     OF NET ASSETS**
                                              ------------ -------------- ---------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund...........  540,103,169 $  540,103,169            13.1%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.21%, 05/01/12
     (Collateralized by $4,834,439 FNMA,
     rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to
     09/01/45, valued at $4,849,426) to be
     repurchased at $4,693,635............... $      4,694      4,693,608             0.1%
                                                           --------------           -----
TOTAL SECURITIES LENDING COLLATERAL..........                 544,796,777            13.2%
                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,080,960,089)......................              $4,659,393,493           113.1%
                                                           ==============           =====

Summary of the Porfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  451,975,093           --      -- $  451,975,093
   Consumer Staples..............    437,363,468           --      --    437,363,468
   Energy........................    451,940,995           --      --    451,940,995
   Financials....................    510,276,299           --      --    510,276,299
   Health Care...................    458,958,490           --      --    458,958,490
   Industrials...................    423,467,311           --      --    423,467,311
   Information Technology........    817,494,270           --      --    817,494,270
   Materials.....................    138,977,172           --      --    138,977,172
   Real Estate Investment Trusts.     81,084,292           --      --     81,084,292
   Telecommunication Services....    117,319,549           --      --    117,319,549
   Utilities.....................    139,271,116           --      --    139,271,116
Temporary Cash Investments.......     86,468,661           --      --     86,468,661
Securities Lending Collateral....             -- $544,796,777      --    544,796,777
Futures Contracts**..............      1,751,751           --      --      1,751,751
                                  -------------- ------------  ------ --------------
TOTAL............................ $4,116,348,467 $544,796,777      -- $4,661,145,244
                                  ============== ============  ====== ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA
                                                                                                   INTERNATIONAL   U.S. LARGE
                                                                                                       VALUE        COMPANY
                                                                                                     PORTFOLIO     PORTFOLIO
                                                                                                  --------------  ------------
ASSETS:
Investments in Affiliated Investment Company at Value............................................ $    5,448,977            --
Investments at Value (including $0 and $532,169 of securities on loan, respectively).............             --  $  4,028,128
Temporary Cash Investments at Value & Cost.......................................................             --        86,468
Collateral Received from Securities on Loan at Value & Cost......................................             --         4,694
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................             --       540,103
Cash.............................................................................................             --         4,550
Receivables:
   Dividends and Interest........................................................................             --         4,054
   Securities Lending Income.....................................................................             --            69
   Fund Shares Sold..............................................................................          4,473           862
Prepaid Expenses and Other Assets................................................................             19            44
                                                                                                  --------------  ------------
       Total Assets..............................................................................      5,453,469     4,668,972
                                                                                                  --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................................................             --       544,797
   Affiliated Investment Company Purchased.......................................................          2,585            --
   Fund Shares Redeemed..........................................................................          1,888         2,949
   Due to Advisor................................................................................            902           255
   Futures Margin Variation......................................................................             --           317
Accrued Expenses and Other Liabilities...........................................................            243           476
                                                                                                  --------------  ------------
       Total Liabilities.........................................................................          5,618       548,794
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    5,447,851  $  4,120,178
                                                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $6,788 and $0 and shares outstanding of 429,693 and 0,
  respectively................................................................................... $        15.80           N/A
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................    100,000,000           N/A
                                                                                                  ==============  ============
Institutional Class Shares -- based on net assets of $5,441,063 and $4,120,178 and shares
  outstanding of 344,572,131 and 373,358,464, respectively....................................... $        15.79  $      11.04
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  1,500,000,000   900,000,000
                                                                                                  ==============  ============
Investment in Affiliated Investment Company at Cost.............................................. $    5,184,678  $         --
                                                                                                  --------------  ------------
Investments at Cost.............................................................................. $           --  $  2,449,695
                                                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    6,056,439  $  3,196,072
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........         48,219        10,653
Accumulated Net Realized Gain (Loss).............................................................       (921,897)     (666,732)
Net Unrealized Foreign Exchange Gain (Loss)......................................................            791            --
Net Unrealized Appreciation (Depreciation).......................................................        264,299     1,580,185
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    5,447,851  $  4,120,178
                                                                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                     DFA
                                                                                                INTERNATIONAL  U.S. LARGE
                                                                                                    VALUE       COMPANY
                                                                                                 PORTFOLIO*    PORTFOLIO
                                                                                                -------------  ----------
Investment Income..............................................................................
   Dividends (Net of Foreign Taxes Withheld of $7,177 and $0, respectively)....................      $ 92,860    $ 41,104
   Interest....................................................................................             1          52
   Income from Securities Lending..............................................................         4,672         453
   Expenses Allocated from Affiliated Investment Company.......................................        (6,135)         --
                                                                                                     --------    --------
          Total Investment Income..............................................................        91,398      41,609
                                                                                                     --------    --------
EXPENSES
   Investment Advisory Services Fees...........................................................            --         488
   Administrative Services Fees................................................................         5,275         976
   Accounting & Transfer Agent Fees............................................................            36         210
   Shareholder Servicing Fees -- Class R2 Shares...............................................             8          --
   S&P 500 (R) Fees............................................................................            --          70
   Custodian Fees..............................................................................            --          25
   Filing Fees.................................................................................            83          52
   Shareholders' Reports.......................................................................            73          47
   Directors'/Trustees' Fees & Expenses........................................................            21          15
   Professional Fees...........................................................................            77          82
   Other.......................................................................................            24          22
                                                                                                     --------    --------
          Total Expenses.......................................................................         5,597       1,987
                                                                                                     --------    --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note
     C)........................................................................................            --         (46)
                                                                                                     --------    --------
   Net Expenses................................................................................         5,597       1,941
                                                                                                     --------    --------
   NET INVESTMENT INCOME (LOSS)................................................................        85,801      39,668
                                                                                                     --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities..............................            --         543
   Net Realized Gain (Loss) on:................................................................
       Investment Securities Sold..............................................................        59,905      (7,325)
       Futures.................................................................................            --      10,696
       Foreign Currency Transactions...........................................................          (608)         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............................................       (94,767)    428,117
       Futures.................................................................................            --      (1,992)
       Translation of Foreign Currency Denominated Amounts.....................................           630          --
                                                                                                     --------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................................................       (34,840)    430,039
                                                                                                     --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 50,961    $469,707
                                                                                                     ========    ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                             DFA INTERNATIONAL          U.S. LARGE
                                                                              VALUE PORTFOLIO        COMPANY PORTFOLIO
                                                                          ----------------------  ----------------------
                                                                          SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                                             ENDED      ENDED        ENDED      ENDED
                                                                           APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                                             2012        2011        2012        2011
                                                                          ----------- ----------  ----------- ----------
                                                                          (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   85,801  $  179,582  $   39,668  $   75,394
   Capital Gain Distributions Received from Investment Securities........         --          --         543          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................................     59,905     112,233      (7,325)    (44,142)
       Futures...........................................................         --          --      10,696       2,851
       Foreign Currency Transactions.....................................       (608)        364          --          --
   Change in Unrealized Appreciation (Depreciation) of:..................
       Investment Securities and Foreign Currency........................    (94,767)   (767,465)    428,117     251,680
       Futures...........................................................         --          --      (1,992)      2,298
       Translation of Foreign Currency Denominated Amounts...............        630        (353)         --          --
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................     50,961    (475,639)    469,707     288,081
                                                                          ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................................        (62)       (172)         --          --
       Institutional Class Shares........................................    (59,865)   (172,488)    (39,526)    (74,515)
                                                                          ----------  ----------  ----------  ----------
          Total Distributions............................................    (59,927)   (172,660)    (39,526)    (74,515)
                                                                          ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................................    681,636   1,450,393     326,105     651,122
   Shares Issued in Lieu of Cash Distributions...........................     55,878     162,689      33,980      62,748
   Shares Redeemed.......................................................   (574,122)   (834,167)   (432,101)   (878,396)
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital Share Transactions........    163,392     778,915     (72,016)   (164,526)
                                                                          ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........................    154,426     130,616     358,165      49,040
NET ASSETS
   Beginning of Period...................................................  5,293,425   5,162,809   3,762,013   3,712,973
                                                                          ----------  ----------  ----------  ----------
   End of Period......................................................... $5,447,851  $5,293,425  $4,120,178  $3,762,013
                                                                          ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     44,110      82,666      31,677      65,475
   Shares Issued in Lieu of Cash Distributions...........................      3,788       9,157       3,420       6,398
   Shares Redeemed.......................................................    (37,388)    (47,291)    (41,893)    (89,099)
   Shares Reduced by Reverse Stock Split (Note G)........................         --          (2)         --          --
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and Redeemed........     10,510      44,530      (6,796)    (17,226)
                                                                          ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)..................................................... $   48,219  $   22,345  $   10,653  $   10,511

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                                   CLASS R2 SHARES+
                                                              ----------------------------------------------------

                                                              SIX MONTHS     YEAR      YEAR     YEAR
                                                                 ENDED      ENDED     ENDED    ENDED   PERIOD APRIL 30,
                                                               APRIL 30,   OCT. 31,  OCT. 31, OCT. 31,    2008(a) TO
                                                                 2012        2011      2010     2009    OCT. 31, 2008
                                                              -----------  --------  -------- -------- ----------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period ........................   $15.83      $17.82    $17.13   $13.58      $ 26.31
                                                                ------      ------    ------   ------      -------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................     0.24        0.53      0.37     0.42         0.66
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.11)      (2.00)     1.29     4.10       (11.73)
                                                                ------      ------    ------   ------      -------
   Total from Investment Operations..........................     0.13       (1.47)     1.66     4.52       (11.07)
                                                                ------      ------    ------   ------      -------
Less Distributions
-------------------
  Net Investment Income......................................    (0.16)      (0.52)    (0.97)   (0.97)       (1.66)
  Net Realized Gains.........................................       --          --        --       --           --
                                                                ------      ------    ------   ------      -------
   Total Distributions.......................................    (0.16)      (0.52)    (0.97)   (0.97)       (1.66)
                                                                ------      ------    ------   ------      -------
Net Asset Value, End of Period...............................   $15.80      $15.83    $17.82   $17.13      $ 13.58
                                                                ======      ======    ======   ======      =======
Total Return.................................................     0.89%(C)   (8.53)%   10.60%   34.86%      (44.63)%(C)
                                                                ------      ------    ------   ------      -------
Net Assets, End of Period (thousands)........................   $6,788      $6,102    $4,952   $3,443      $ 3,372
Ratio of Expenses to Average Net Assets (D)                       0.71%(B)    0.71%     0.72%    0.74%        0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........     3.06%(B)    2.97%     2.11%    2.96%        7.47%(B)(E)
                                                                ------      ------    ------   ------      -------

                                                                                          DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                                              INSTITUTIONAL CLASS SHARES
                                                              -------------------------------------------------------------------
                                                                                                                      PERIOD
                                                               SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,
                                                                  ENDED         ENDED       ENDED       ENDED        2007 TO
                                                                APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                                                  2012           2011        2010        2009          2008
                                                              -----------    ----------   ----------  ----------  ----------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period ........................ $    15.83     $    17.81   $    16.46  $    12.54  $    25.51
                                                              ----------     ----------   ----------  ----------  ----------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................       0.25           0.58         0.39        0.40        0.74
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.11)         (1.99)        1.34        3.92      (12.44)
                                                              ----------     ----------   ----------  ----------  ----------
   Total from Investment Operations..........................       0.14          (1.41)        1.73        4.32      (11.70)
                                                              ----------     ----------   ----------  ----------  ----------
Less Distributions
-------------------
  Net Investment Income......................................      (0.18)         (0.57)       (0.38)      (0.40)      (0.78)
  Net Realized Gains.........................................         --             --           --          --       (0.49)
                                                              ----------     ----------   ----------  ----------  ----------
   Total Distributions.......................................      (0.18)         (0.57)       (0.38)      (0.40)      (1.27)
                                                              ----------     ----------   ----------  ----------  ----------
Net Asset Value, End of Period............................... $    15.79     $    15.83   $    17.81  $    16.46  $    12.54
                                                              ==========     ==========   ==========  ==========  ==========
Total Return.................................................       0.96%(C)      (8.26)%      10.94%      35.11%     (47.96)%(C)
                                                              ----------     ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands)........................ $5,441,063     $5,287,323   $5,157,857  $4,437,846  $3,350,073
Ratio of Expenses to Average Net Assets (D)                         0.45%(B)       0.45%        0.45%       0.46%       0.44%(B)
Ratio of Net Investment Income to Average Net Assets.........       3.27%(B)       3.26%        2.34%       3.00%       3.86%(B)
                                                              ----------     ----------   ----------  ----------  ----------


                                                              -----------------------

                                                                 YEAR        YEAR
                                                                ENDED       ENDED
                                                               NOV. 30,    NOV. 30,
                                                                 2007        2006
                                                              ----------  ----------

Net Asset Value, Beginning of Period ........................     $22.71  $    17.67
                                                              ----------  ----------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................       0.72        0.66
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.09        5.37
                                                              ----------  ----------
   Total from Investment Operations..........................       3.81        6.03
                                                              ----------  ----------
Less Distributions
-------------------
  Net Investment Income......................................      (0.63)      (0.65)
  Net Realized Gains.........................................      (0.38)      (0.34)
                                                              ----------  ----------
   Total Distributions.......................................      (1.01)      (0.99)
                                                              ----------  ----------
Net Asset Value, End of Period...............................    $ 25.51  $    22.71
                                                              ==========  ==========
Total Return.................................................      17.09%      35.39%
                                                              ----------  ----------
Net Assets, End of Period (thousands)........................ $6,262,069  $4,456,059
Ratio of Expenses to Average Net Assets (D)                         0.44%       0.44%
Ratio of Net Investment Income to Average Net Assets.........       2.89%       3.25%
                                                              ----------  ----------

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                       -----------------------------------------------------------------------
                                                        SIX MONTHS       YEAR         YEAR          YEAR         PERIOD
                                                           ENDED        ENDED        ENDED         ENDED      DEC. 1, 2007
                                                         APRIL 30,     OCT. 31,     OCT. 31,      OCT. 31,         TO
                                                           2012          2011         2010          2009      OCT. 31, 2008
                                                       -----------    ----------  ----------    --------     -------------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period.................. $     9.90     $     9.34  $     8.16    $   7.62       $  11.63
                                                       ----------     ----------  ----------    --------       --------
Income from Investment Operations
----------------------------------
 Net Investment Income (Loss) (A).....................       0.11           0.19        0.18        0.18           0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................       1.14           0.56        1.15        0.55          (3.99)
                                                       ----------     ----------  ----------    --------       --------
   Total from Investment Operations...................       1.25           0.75        1.33        0.73          (3.79)
                                                       ----------     ----------  ----------    --------       --------
Less Distributions
------------------
 Net Investment Income................................      (0.11)         (0.19)      (0.15)      (0.19)         (0.22)
                                                       ----------     ----------  ----------    --------       --------
   Total Distributions................................      (0.11)         (0.19)      (0.15)      (0.19)         (0.22)
                                                       ----------     ----------  ----------    --------       --------
Net Asset Value, End of Period........................ $    11.04     $     9.90  $     9.34    $   8.16       $   7.62
                                                       ==========     ==========  ==========    ========       ========
Total Return..........................................      12.70%(C)       8.09%      16.47%      10.07%        (33.10)%(C)
                                                       ----------     ----------  ----------    --------       --------
Net Assets, End of Period (thousands)................. $4,120,178     $3,762,013  $3,712,973    $785,689       $729,218
Ratio of Expenses to Average Net Assets...............       0.10%(B)       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees)..........................       0.10%(B)       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)
Ratio of Net Investment Income to Average Net Assets..       2.04%(B)       1.95%       1.99%       2.53%          2.10%(B)
Portfolio Turnover Rate...............................          1%(C)          4%          1%*       N/A            N/A

                                                       ------------------------
                                                            YEAR          YEAR
                                                           ENDED         ENDED
                                                          NOV. 30,      NOV. 30,
                                                            2007          2006
                                                       ----------     --------

Net Asset Value, Beginning of Period.................. $    11.00     $   9.82
                                                       ----------     --------
Income from Investment Operations
----------------------------------
 Net Investment Income (Loss) (A).....................       0.22         0.19
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................       0.62         1.18
                                                       ----------     --------
   Total from Investment Operations...................       0.84         1.37
                                                       ----------     --------
Less Distributions
------------------
 Net Investment Income................................      (0.21)       (0.19)
                                                       ----------     --------
   Total Distributions................................      (0.21)       (0.19)
                                                       ----------     --------
Net Asset Value, End of Period........................ $    11.63     $  11.00
                                                       ==========     ========
Total Return..........................................       7.71%       14.11%
                                                       ----------     --------
Net Assets, End of Period (thousands)................. $1,002,142     $877,405
Ratio of Expenses to Average Net Assets...............       0.10%(D)     0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees)..........................       0.11%(D)     0.11%(D)
Ratio of Net Investment Income to Average Net Assets..       1.90%        1.90%
Portfolio Turnover Rate...............................        N/A          N/A

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

TARGET                                                                                 VALUE
FUND                            SHARES          ACQUIRING FUND           SHARES    (IN THOUSANDS)
------                        ---------- ----------------------------- ----------- --------------
U.S. Large Company Portfolio             U.S. Large Company
                              83,482,168 Institutional Index Portfolio 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

TARGET                                   UNREALIZED APPRECIATION
FUND                          NET ASSETS     (DEPRECIATION)             ACQUIRING FUND         NET ASSETS
------                        ---------- ----------------------- ----------------------------- ----------
U.S. Large Company Portfolio.                                    U.S. Large Company
                              $2,731,987        $315,984         Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2012, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio  0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                            PREVIOUSLY
                                                                            RECOVERY       WAIVED FEES/
                                                             EXPENSE     OF PREVIOUSLY   EXPENSES ASSUMED
                                                            LIMITATION    WAIVED FEES/   SUBJECT TO FUTURE
                                                              AMOUNT    EXPENSES ASSUMED     RECOVERY
                                                            ----------  ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1) ..       0.79%               --                --
U.S. Large Company Portfolio (2)...........................       0.10%               --          $    568

(1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

            DFA International Value Portfolio................. $140
            U.S. Large Company Portfolio......................  210

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

            Purchases...................................... $ 53,970
            Sales..........................................  162,976

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             INCREASE       INCREASE
                                                            (DECREASE)     (DECREASE)
                                            INCREASE      UNDISTRIBUTED   ACCUMULATED
                                           (DECREASE)     NET INVESTMENT  NET REALIZED
                                         PAID-IN-CAPITAL      INCOME     GAINS (LOSSES)
                                         ---------------  -------------- --------------
DFA International Value Portfolio.......              --            $990        $  (990)
U.S. Large Company Portfolio............        $(11,723)              1         11,722

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                      -------------- ------------- ----------
   DFA International Value Portfolio.
   2010..............................     $  107,409            -- $  107,409
   2011..............................        172,660            --    172,660
   U.S. Large Company Portfolio......
   2010..............................         35,473            --     35,473
   2011..............................         74,515            --     74,515

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                TOTAL NET
                                   NET INVESTMENT                             DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARYFORWARD      LOSSES)
                                   -------------- ------------- ------------  -------------
DFA International Value Portfolio.        $24,411            --    $(981,047)     $(956,636)
U.S. Large Company Portfolio......         10,710            --     (416,033)      (405,323)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                           EXPIRES ON OCTOBER 31,
                                   -----------------------------------------------------------------------
                                    2012   2013    2014   2015     2016    2017    2018    2019    TOTAL
                                   ------ ------- ------ ------- -------- ------- ------- ------- --------
DFA International Value Portfolio.     --      --     --      -- $981,047      --      --      -- $981,047
U.S. Large Company Portfolio...... $5,486 $10,569 $1,944 $86,015  100,024 $87,500 $80,822 $43,673  416,033

   For the year ended October 31, 2011, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $111,607 (in thousands).

   For the year ended October 31, 2011, U.S. Large Company Portfolio had capital loss carryforward expirations of $13,997 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                NET
                                                                             UNREALIZED
                                    FEDERAL    UNREALIZED    UNREALIZED     APPRECIATION
                                    TAX COST  APPRECIATION (DEPRECIATION)  (DEPRECIATION)
                                   ---------- ------------ --------------  --------------
DFA International Value Portfolio. $5,185,881   $  821,950      $(558,854)     $  263,096
U.S. Large Company Portfolio......  3,409,159    1,775,277       (525,043)      1,250,234

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                                   YEAR
                                                        SIX MONTHS ENDED          ENDED
                                                         APRIL 30, 2012       OCT. 31, 2011
                                                       ------------------  -------------------
                                                         AMOUNT    SHARES    AMOUNT     SHARES
                                                       ---------  -------  ----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------
Class R2 Shares
 Shares Issued........................................ $   1,151       72  $    4,366      246
 Shares Issued in Lieu of Cash Distributions..........        62        4         172        9
 Shares Redeemed......................................      (506)     (32)     (2,617)    (146)
 Shares Reduced by Reverse Stock Split................        --       --          --       (2)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares             $     707       44  $    1,921      107
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 680,485   44,038  $1,446,027   82,420
 Shares Issued in Lieu of Cash Distributions..........    55,816    3,784     162,517    9,148
 Shares Redeemed......................................  (573,616) (37,356)   (831,550) (47,145)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 162,685   10,466  $  776,994   44,423
                                                       =========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION      DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              -----------   ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio.   S&P 500 (R)
                                   Index    06/15/2012    265     $ 92,326     $ 1,752     $ 4,550

* During the six months ended April 30, 2012, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $69,445 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Company Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                         -----------------------
                              LOCATION ON THE STATEMENTS
                                    OF ASSETS AND                EQUITY
                                     LIABILITIES                CONTRACTS
                              -------------------------- -----------------------
                              Payables: Futures
U.S. Large Company Portfolio. Margin Variation                          $  1,752*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the six months ended April 30, 2012:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts. Net Realized Gain (Loss) on: Futures
                   Change in Unrealized Appreciation
                     (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.            $  10,696

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.            $  (1,992)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                WEIGHTED       WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE       AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE  LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              -------------  ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.          0.83%   $ 21,218        5            $ 2        $ 24,616

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

J. SECURITIES LENDING:

   As of April 30, 2012, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

N. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............            2             59%
DFA International Value Portfolio -- Institutional Class Shares.            3             55%
U.S. Large Company Portfolio....................................            2             66%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/11  04/30/12    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,107.21    0.12%    $0.63
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.27    0.12%    $0.60

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,010.76    0.23%    $1.15
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.72    0.23%    $1.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             11/01/11  04/30/12    RATIO*   PERIOD*
                                                             --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,085.04    0.14%    $0.73
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.17    0.14%    $0.70

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,067.95    0.17%    $0.87
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.02    0.17%    $0.86

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,149.87    0.13%    $0.69
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.22    0.13%    $0.65

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,023.59    0.16%    $0.81
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.07    0.16%    $0.81

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,000.00    0.15%    $0.75
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.12    0.15%    $0.75

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return.......................................... $1,000.00 $1,046.84    0.19%    $0.97
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.92    0.19%    $0.96

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,061.59    0.33%    $1.69
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.22    0.33%    $1.66

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

                       Consumer Discretionary.....  16.2%
                       Consumer Staples...........   9.1%
                       Energy.....................  18.0%
                       Financials.................  18.5%
                       Health Care................   9.6%
                       Industrials................  14.5%
                       Information Technology.....   3.7%
                       Materials..................   3.0%
                       Telecommunication Services.   6.6%
                       Utilities..................   0.8%
                                                   -----
                                                   100.0%

                       THE DFA INTERNATIONAL VALUE SERIES

                       Consumer Discretionary.....  12.3%
                       Consumer Staples...........   5.4%
                       Energy.....................  14.3%
                       Financials.................  27.7%
                       Health Care................   1.7%
                       Industrials................  10.8%
                       Information Technology.....   2.8%
                       Materials..................  13.3%
                       Other......................    --
                       Telecommunication Services.   8.3%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%

                       THE JAPANESE SMALL COMPANY SERIES

                       Consumer Discretionary.....  22.8%
                       Consumer Staples...........   9.8%
                       Energy.....................   1.0%
                       Financials.................  11.0%
                       Health Care................   4.4%
                       Industrials................  27.6%
                       Information Technology.....  11.3%
                       Materials..................  11.5%
                       Telecommunication Services.   0.1%
                       Utilities..................   0.5%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED



                       THE ASIA PACIFIC SMALL COMPANY SERIES

                       Consumer Discretionary.......  21.7%
                       Consumer Staples.............   4.1%
                       Energy.......................   8.0%
                       Financials...................  10.9%
                       Health Care..................   4.9%
                       Industrials..................  23.6%
                       Information Technology.......   4.4%
                       Materials....................  17.0%
                       Other........................    --
                       Telecommunication Services...   1.7%
                       Utilities....................   3.7%
                                                      -----
                                                     100.0%

                       THE CANADIAN SMALL COMPANY SERIES

                       Consumer Discretionary.......  11.7%
                       Consumer Staples.............   3.2%
                       Energy.......................  24.8%
                       Financials...................   8.9%
                       Health Care..................   2.3%
                       Industrials..................  11.8%
                       Information Technology.......   4.9%
                       Materials....................  28.1%
                       Telecommunication Services...   0.5%
                       Utilities....................   3.8%
                                                      -----
                                                     100.0%

                      THE UNITED KINGDOM SMALL COMPANY SERIES

                      Consumer Discretionary.........  22.8%
                      Consumer Staples...............   4.0%
                      Energy.........................   5.1%
                      Financials.....................  13.0%
                      Health Care....................   2.0%
                      Industrials....................  29.5%
                      Information Technology.........  10.9%
                      Materials......................   8.0%
                      Telecommunication Services.....   2.4%
                      Utilities......................   2.3%
                                                       -----
                                                      100.0%
                      THE EMERGING MARKETS SERIES

                      Consumer Discretionary.........   8.6%
                      Consumer Staples...............   9.6%
                      Energy.........................  13.2%
                      Financials.....................  22.1%
                      Health Care....................   1.2%
                      Industrials....................   7.2%
                      Information Technology.........  13.7%
                      Materials......................  12.9%
                      Other..........................    --
                      Telecommunication Services.....   8.0%
                      Utilities......................   3.5%
                                                       -----
                                                      100.0%

                       THE CONTINENTAL SMALL COMPANY SERIES

                       Consumer Discretionary.......  14.0%
                       Consumer Staples.............   7.5%
                       Energy.......................   4.8%
                       Financials...................  17.3%
                       Health Care..................   8.7%
                       Industrials..................  25.5%
                       Information Technology.......  10.2%
                       Materials....................   8.4%
                       Other........................    --
                       Real Estate Investment
                       Trusts.......................    --
                       Telecommunication Services...   1.6%
                       Utilities....................   2.0%
                                                     -----
                                                     100.0%

                       THE EMERGING MARKETS SMALL CAP SERIES

                       Consumer Discretionary.......  18.4%
                       Consumer Staples.............  11.0%
                       Energy.......................   2.2%
                       Financials...................  17.1%
                       Health Care..................   4.4%
                       Industrials..................  17.7%
                       Information Technology.......   9.9%
                       Materials....................  14.6%
                       Other........................    --
                       Real Estate Investment
                       Trusts.......................    --
                       Telecommunication Services...   1.1%
                       Utilities....................   3.6%
                                                     -----
                                                     100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
  #Carnival Corp.............................  2,385,423 $   77,502,393             0.8%
  #CBS Corp. Class B.........................  2,669,115     89,014,985             0.9%
  #Comcast Corp. Class A..................... 10,008,890    303,569,634             3.0%
   Comcast Corp. Special Class A.............  3,843,964    114,665,446             1.1%
 #*Liberty Interactive Corp. Class A.........  3,316,465     62,482,201             0.6%
  #News Corp. Class A........................  9,024,175    176,873,830             1.7%
  #News Corp. Class B........................  3,247,295     64,426,333             0.6%
  #Time Warner Cable, Inc....................  1,921,256    154,565,045             1.5%
   Time Warner, Inc..........................  5,323,159    199,405,536             2.0%
   Other Securities..........................               403,077,907             4.0%
                                                         --------------            ----
Total Consumer Discretionary.................             1,645,583,310            16.2%
                                                         --------------            ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.................  3,155,848     97,294,794             1.0%
   CVS Caremark Corp.........................  6,431,368    286,967,640             2.8%
  #Kraft Foods, Inc. Class A.................  7,128,852    284,227,329             2.8%
   Other Securities..........................               255,898,110             2.5%
                                                         --------------            ----
Total Consumer Staples.......................               924,387,873             9.1%
                                                         --------------            ----
Energy -- (16.7%)
   Anadarko Petroleum Corp...................  2,574,876    188,506,672             1.9%
   Apache Corp...............................  1,155,774    110,884,958             1.1%
  #Chesapeake Energy Corp....................  3,267,150     60,246,246             0.6%
   Chevron Corp..............................  1,669,494    177,901,281             1.8%
   ConocoPhillips............................  5,710,341    409,031,726             4.0%
   Devon Energy Corp.........................  1,088,705     76,046,044             0.8%
   Hess Corp.................................  1,567,373     81,722,828             0.8%
   Marathon Oil Corp.........................  3,625,708    106,378,273             1.0%
   Marathon Petroleum Corp...................  1,791,952     74,563,123             0.7%
   National Oilwell Varco, Inc...............  1,627,065    123,266,444             1.2%
  #Pioneer Natural Resources Co..............    517,832     59,975,302             0.6%
   Valero Energy Corp........................  2,806,975     69,332,282             0.7%
   Other Securities..........................               288,680,430             2.8%
                                                         --------------            ----
Total Energy.................................             1,826,535,609            18.0%
                                                         --------------            ----
Financials -- (17.1%)
   Bank of America Corp...................... 24,999,052    202,742,312             2.0%
   Capital One Financial Corp................  1,092,331     60,602,524             0.6%
  #Citigroup, Inc............................  9,041,167    298,720,158             2.9%
  #CME Group, Inc............................    319,869     85,027,578             0.8%
   JPMorgan Chase & Co.......................  1,496,828     64,333,667             0.6%
  #Loews Corp................................  2,340,216     96,253,084             1.0%
  #MetLife, Inc..............................  4,759,859    171,497,720             1.7%
   Morgan Stanley............................  3,765,813     65,073,249             0.7%
  #Prudential Financial, Inc.................  2,340,342    141,684,305             1.4%
  #SunTrust Banks, Inc.......................  2,564,707     62,271,086             0.6%
   Other Securities..........................               628,839,010             6.2%
                                                         --------------            ----
Total Financials.............................             1,877,044,693            18.5%
                                                         --------------            ----
Health Care -- (8.8%)
   Aetna, Inc................................  1,957,594     86,212,440             0.8%
   Humana, Inc...............................    698,778     56,377,409             0.6%
   Pfizer, Inc............................... 17,815,204    408,502,628             4.0%
   Thermo Fisher Scientific, Inc.............  1,994,284    110,981,905             1.1%
   WellPoint, Inc............................  2,067,263    140,201,777             1.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                           PERCENTAGE
                                                SHARES       VALUE+      OF NET ASSETS**
                                              ---------- --------------- ---------------
Health Care -- (Continued)
   Other Securities..........................            $   165,236,290             1.6%
                                                         --------------- ---------------
Total Health Care............................                967,512,449             9.5%
                                                         --------------- ---------------
Industrials -- (13.4%)
   CSX Corp..................................  6,342,908     141,510,277             1.4%
   General Electric Co....................... 21,867,055     428,156,937             4.2%
  #Norfolk Southern Corp.....................  2,045,548     149,181,816             1.5%
   Northrop Grumman Corp.....................  1,545,282      97,785,445             1.0%
   Tyco International, Ltd...................  1,433,965      80,488,455             0.8%
   Union Pacific Corp........................  2,422,164     272,348,120             2.7%
   Other Securities..........................                300,389,113             2.9%
                                                         --------------- ---------------
Total Industrials............................              1,469,860,163            14.5%
                                                         --------------- ---------------
Information Technology -- (3.5%)
   Other Securities..........................                378,920,592             3.7%
                                                         --------------- ---------------
Materials -- (2.7%)
  #Alcoa, Inc................................  5,357,434      52,127,833             0.5%
   International Paper Co....................  2,299,481      76,595,712             0.7%
   Other Securities..........................                171,903,835             1.7%
                                                         --------------- ---------------
Total Materials..............................                300,627,380             2.9%
                                                         --------------- ---------------
Telecommunication Services -- (6.1%)
   AT&T, Inc................................. 13,051,618     429,528,748             4.2%
  #CenturyLink, Inc..........................  2,300,437      88,704,851             0.9%
  #Verizon Communications, Inc...............  1,811,751      73,158,505             0.7%
   Other Securities..........................                 78,059,153             0.8%
                                                         --------------- ---------------
Total Telecommunication Services.............                669,451,257             6.6%
                                                         --------------- ---------------
Utilities -- (0.8%)
   Other Securities..........................                 82,481,799             0.8%
                                                         --------------- ---------------
TOTAL COMMON STOCKS..........................             10,142,405,125            99.8%
                                                         --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio -- Institutional Shares....... 31,844,654      31,844,654             0.3%
                                                         --------------- ---------------

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund                                                            785,569,107     785,569,107   7.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $375,124 FNMA, rates ranging from 2.000% to
     6.331%(r), maturities ranging from 01/01/19
     to 09/01/45, valued at $376,287) to be
     repurchased at $364,198.............................................................    $        364         364,196   0.0%
                                                                                                          --------------- -----
TOTAL SECURITIES LENDING COLLATERAL.........................................................                  785,933,303   7.7%
                                                                                                          --------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,527,670,147).....................................................................              $10,960,183,082 107.8%
                                                                                                          =============== =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,645,583,310           --      -- $ 1,645,583,310
   Consumer Staples...........     924,387,873           --      --     924,387,873
   Energy.....................   1,826,535,609           --      --   1,826,535,609
   Financials.................   1,877,044,693           --      --   1,877,044,693
   Health Care................     967,512,449           --      --     967,512,449
   Industrials................   1,469,860,163           --      --   1,469,860,163
   Information Technology.....     378,920,592           --      --     378,920,592
   Materials..................     300,627,380           --      --     300,627,380
   Telecommunication Services.     669,451,257           --      --     669,451,257
   Utilities..................      82,481,799           --      --      82,481,799
Temporary Cash Investments....      31,844,654           --      --      31,844,654
Securities Lending Collateral.              -- $785,933,303      --     785,933,303
                               --------------- ------------ ------- ---------------
TOTAL......................... $10,174,249,779 $785,933,303      -- $10,960,183,082
                               =============== ============ ======= ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
   National Australia Bank, Ltd.............. 1,490,363 $ 38,957,024             0.5%
   Wesfarmers, Ltd........................... 2,578,622   80,973,411             1.1%
   Other Securities..........................            226,937,336             3.2%
                                                        ------------ ---------------
TOTAL AUSTRALIA..............................            346,867,771             4.8%
                                                        ------------ ---------------
AUSTRIA -- (0.3%)
   Other Securities..........................             21,553,007             0.3%
                                                        ------------ ---------------
BELGIUM -- (0.8%)
   Other Securities..........................             62,916,268             0.9%
                                                        ------------ ---------------
CANADA -- (10.6%)
  #Encana Corp............................... 2,051,015   42,957,433             0.6%
  #Goldcorp, Inc............................. 1,677,120   64,225,793             0.9%
  #Manulife Financial Corp................... 4,206,497   57,528,749             0.8%
  #Sun Life Financial, Inc................... 1,513,735   37,113,592             0.5%
   Suncor Energy, Inc........................ 3,486,786  115,173,181             1.6%
  #Teck Resources, Ltd. Class B.............. 1,483,730   55,362,948             0.8%
  #Thomson Reuters Corp...................... 1,832,184   54,751,300             0.7%
  #TransCanada Corp.......................... 1,575,808   69,326,938             1.0%
   Other Securities..........................            383,877,001             5.3%
                                                        ------------ ---------------
TOTAL CANADA.................................            880,316,935            12.2%
                                                        ------------ ---------------
DENMARK -- (1.2%)
   Other Securities..........................            102,335,685             1.4%
                                                        ------------ ---------------
FINLAND -- (0.5%)
   Other Securities..........................             40,320,948             0.6%
                                                        ------------ ---------------
FRANCE -- (7.7%)
  #AXA SA.................................... 4,058,877   57,677,147             0.8%
   BNP Paribas SA............................ 1,248,772   50,399,590             0.7%
   Cie de Saint-Gobain SA.................... 1,039,077   43,626,019             0.6%
   France Telecom SA......................... 3,803,372   52,136,748             0.7%
   GDF Suez SA............................... 2,974,295   68,480,750             1.0%
  #Societe Generale SA....................... 1,558,512   36,896,510             0.5%
  #Vivendi SA................................ 3,567,218   65,981,070             0.9%
   Other Securities..........................            265,365,392             3.7%
                                                        ------------ ---------------
TOTAL FRANCE.................................            640,563,226             8.9%
                                                        ------------ ---------------
GERMANY -- (7.0%)
   Allianz SE................................   330,017   36,810,454             0.5%
   Bayerische Motoren Werke AG...............   660,431   62,814,886             0.9%
   Daimler AG................................ 2,088,586  115,564,409             1.6%
   Deutsche Bank AG.......................... 1,039,440   45,125,200             0.6%
  #Deutsche Telekom AG Sponsored ADR......... 3,099,741   35,337,047             0.5%
  #E.ON AG................................... 2,894,296   65,531,861             0.9%
  #Munchener Rueckversicherungs-Gesellschaft
   AG........................................   395,244   57,409,200             0.8%
   Other Securities..........................            159,791,238             2.2%
                                                        ------------ ---------------
TOTAL GERMANY................................            578,384,295             8.0%
                                                        ------------ ---------------
GREECE -- (0.1%)
   Other Securities..........................              4,120,169             0.1%
                                                        ------------            ----
HONG KONG -- (1.7%)
   Hutchison Whampoa, Ltd.................... 5,618,000   53,856,729             0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................            $   83,058,768             1.2%
                                                         -------------- ---------------
TOTAL HONG KONG..............................               136,915,497             1.9%
                                                         -------------- ---------------
IRELAND -- (0.2%)
   Other Securities..........................                17,279,741             0.2%
                                                         -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities..........................                47,664,525             0.7%
                                                         -------------- ---------------
ITALY -- (1.2%)
   Other Securities..........................               102,282,841             1.4%
                                                         -------------- ---------------
JAPAN -- (17.4%)
   Mitsubishi Corp...........................  2,411,300     52,257,599             0.7%
   Mitsubishi Heavy Industries, Ltd..........  9,007,000     40,846,959             0.6%
   Mitsubishi UFJ Financial Group, Inc....... 17,167,906     82,431,923             1.2%
   Mitsui & Co., Ltd.........................  2,469,100     38,556,482             0.5%
   Sumitomo Corp.............................  3,241,900     46,071,274             0.6%
  #Toyota Motor Corp. Sponsored ADR..........    673,198     55,054,132             0.8%
   Other Securities..........................             1,131,567,900            15.7%
                                                         -------------- ---------------
TOTAL JAPAN..................................             1,446,786,269            20.1%
                                                         -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                        --             0.0%
                                                         -------------- ---------------
NETHERLANDS -- (2.3%)
   ArcelorMittal NV..........................  2,446,831     42,506,116             0.6%
   Koninklijke Philips Electronics NV........  1,939,039     38,587,673             0.5%
   Other Securities..........................               113,298,898             1.6%
                                                         -------------- ---------------
TOTAL NETHERLANDS............................               194,392,687             2.7%
                                                         -------------- ---------------
NEW ZEALAND -- (0.1%)
   Other Securities..........................                 5,484,801             0.1%
                                                         -------------- ---------------
NORWAY -- (1.0%)
   Other Securities..........................                86,545,255             1.2%
                                                         -------------- ---------------
PORTUGAL -- (0.1%)
   Other Securities..........................                 8,206,069             0.1%
                                                         -------------- ---------------
SINGAPORE -- (1.0%)
   Other Securities..........................                79,091,216             1.1%
                                                         -------------- ---------------
SPAIN -- (1.4%)
   Other Securities..........................               114,294,255             1.6%
                                                         -------------- ---------------
SWEDEN -- (2.6%)
   Nordea Bank AB............................  5,275,564     46,690,917             0.6%
   Other Securities..........................               172,480,053             2.4%
                                                         -------------- ---------------
TOTAL SWEDEN.................................               219,170,970             3.0%
                                                         -------------- ---------------
SWITZERLAND -- (4.5%)
   Holcim, Ltd...............................    886,165     55,272,069             0.8%
  *Swiss Re, Ltd.............................  1,108,107     69,581,447             1.0%
  *UBS AG....................................  3,280,643     40,969,298             0.6%
   Zurich Insurance Group AG.................    225,125     55,156,285             0.7%
   Other Securities..........................               153,704,777             2.1%
                                                         -------------- ---------------
TOTAL SWITZERLAND............................               374,683,876             5.2%
                                                         -------------- ---------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                 SHARES         VALUE++     OF NET ASSETS**
                                              -------------- -------------- ---------------
UNITED KINGDOM -- (19.1%)
   Aviva P.L.C...............................      8,175,916 $   40,920,432             0.6%
   Barclays P.L.C............................     11,591,752     41,038,889             0.6%
   Barclays P.L.C. Sponsored ADR.............      4,327,157     61,618,716             0.9%
   BP P.L.C. Sponsored ADR...................      4,848,222    210,461,317             2.9%
   International Power P.L.C.................      6,455,198     43,665,942             0.6%
   Kingfisher P.L.C..........................     10,285,817     48,507,558             0.7%
  *Lloyds Banking Group P.L.C................     76,981,994     38,640,671             0.5%
   Royal Dutch Shell P.L.C. ADR..............      3,323,210    243,790,686             3.4%
   Vodafone Group P.L.C......................     34,976,333     96,813,260             1.3%
   Vodafone Group P.L.C. Sponsored ADR.......      8,190,343    227,937,246             3.2%
   William Morrison Supermarkets P.L.C.......      8,127,143     37,017,257             0.5%
   Xstrata P.L.C.............................      5,211,952    100,098,296             1.4%
   Other Securities..........................                   396,933,279             5.5%
                                                             -------------- ---------------
TOTAL UNITED KINGDOM.........................                 1,587,443,549            22.1%
                                                             -------------- ---------------
TOTAL COMMON STOCKS..........................                 7,097,619,855            98.6%
                                                             -------------- ---------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities..........................                    20,410,954             0.3%
                                                             -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities..........................                             2             0.0%
                                                             -------------- ---------------

                                                 SHARES/
                                                  FACE
                                                 AMOUNT         VALUE+
                                              -------------- --------------
                                                  (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@DFA Short Term Investment Fund...........  1,174,000,000  1,174,000,000            16.3%
   @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38,
   valued at $200,496) to be repurchased at
   $196,566.................................. $          197        196,565             0.0%
                                                             -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 1,174,196,565            16.3%
                                                             -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $7,877,751,800)......................                $8,292,227,376           115.2%
                                                             ==============           =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    4,983,494 $  341,884,277      -- $  346,867,771
   Austria....................             --     21,553,007      --     21,553,007
   Belgium....................      2,576,759     60,339,509      --     62,916,268
   Canada.....................    880,316,935             --      --    880,316,935
   Denmark....................             --    102,335,685      --    102,335,685
   Finland....................      1,505,997     38,814,951      --     40,320,948
   France.....................     25,911,691    614,651,535      --    640,563,226
   Germany....................     84,691,422    493,692,873      --    578,384,295
   Greece.....................             --      4,120,169      --      4,120,169
   Hong Kong..................             --    136,915,497      --    136,915,497
   Ireland....................      5,283,523     11,996,218      --     17,279,741
   Israel.....................      6,184,967     41,479,558      --     47,664,525
   Italy......................     21,219,340     81,063,501      --    102,282,841
   Japan......................    115,375,138  1,331,411,131      --  1,446,786,269
   Malaysia...................             --             --      --             --
   Netherlands................     11,737,570    182,655,117      --    194,392,687
   New Zealand................             --      5,484,801      --      5,484,801
   Norway.....................        289,916     86,255,339      --     86,545,255
   Portugal...................             --      8,206,069      --      8,206,069
   Singapore..................             --     79,091,216      --     79,091,216
   Spain......................      8,765,062    105,529,193      --    114,294,255
   Sweden.....................      9,516,859    209,654,111      --    219,170,970
   Switzerland................     46,723,453    327,960,423      --    374,683,876
   United Kingdom.............    807,957,592    779,485,957      --  1,587,443,549
Preferred Stocks
   Germany....................             --     20,410,954      --     20,410,954
Rights/Warrants
   Spain......................             --              2      --              2
Securities Lending Collateral.             --  1,174,196,565      --  1,174,196,565
                               -------------- -------------- ------- --------------
TOTAL......................... $2,033,039,718 $6,259,187,658      -- $8,292,227,376
                               ============== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (20.7%)
   Aoyama Trading Co., Ltd...................   257,600 $  5,314,739             0.3%
   Autobacs Seven Co., Ltd...................    97,200    4,664,943             0.3%
  *Haseko Corp............................... 6,572,500    4,735,838             0.3%
   Nifco, Inc................................   212,800    5,724,281             0.3%
   Onward Holdings Co., Ltd..................   557,000    4,355,674             0.2%
  *Pioneer Electronic Corp................... 1,050,900    5,303,473             0.3%
   Ryohin Keikaku Co., Ltd...................   103,400    5,613,665             0.3%
   Shimachu Co., Ltd.........................   203,600    4,586,562             0.3%
   Toyobo Co., Ltd........................... 3,695,000    5,030,586             0.3%
   Unipres Corp..............................   141,400    4,443,808             0.3%
   Other Securities..........................            338,872,159            19.6%
                                                        ------------ ---------------
Total Consumer Discretionary.................            388,645,728            22.5%
                                                        ------------ ---------------
Consumer Staples -- (8.8%)
   Nichirei Corp............................. 1,222,000    5,540,850             0.3%
   Sapporo Holdings, Ltd..................... 1,551,000    5,421,477             0.3%
   Takara Holdings, Inc......................   799,000    5,425,555             0.3%
   Tsuruha Holdings, Inc.....................    71,300    4,271,781             0.3%
   Other Securities..........................            145,509,154             8.4%
                                                        ------------ ---------------
Total Consumer Staples.......................            166,168,817             9.6%
                                                        ------------ ---------------
Energy -- (0.9%)
   Other Securities..........................             17,353,115             1.0%
                                                        ------------ ---------------
Financials -- (9.9%)
   Daishi Bank, Ltd. (The)................... 1,416,000    4,412,515             0.3%
   Hyakugo Bank, Ltd. (The).................. 1,045,609    4,341,692             0.2%
   Hyakujishi Bank, Ltd. (The)............... 1,031,000    4,382,610             0.3%
   Juroku Bank, Ltd.......................... 1,350,000    4,249,124             0.2%
   Musashino Bank, Ltd.......................   130,600    4,255,211             0.2%
   Ogaki Kyoritsu Bank, Ltd. (The)........... 1,318,000    4,509,698             0.3%
   San-in Godo Bank, Ltd. (The)..............   696,000    5,004,198             0.3%
  *Tokyo Tatemono Co., Ltd................... 1,726,000    6,373,349             0.4%
   Other Securities..........................            149,389,568             8.7%
                                                        ------------ ---------------
Total Financials.............................            186,917,965            10.9%
                                                        ------------ ---------------
Health Care -- (4.0%)
   Kaken Pharmaceutical Co., Ltd.............   353,000    4,365,666             0.3%
  #Nihon Kohden Corp.........................   168,900    4,926,486             0.3%
   Rohto Pharmaceutical Co., Ltd.............   408,000    5,225,995             0.3%
  #Sawai Pharmaceutical Co., Ltd.............    50,200    5,290,199             0.3%
   Toho Holdings Co., Ltd....................   217,700    4,231,416             0.2%
   Other Securities..........................             51,639,813             3.0%
                                                        ------------ ---------------
Total Health Care............................             75,679,575             4.4%
                                                        ------------ ---------------
Industrials -- (25.0%)
   COMSYS Holdings Corp......................   446,400    4,499,899             0.3%
   Duskin Co., Ltd...........................   222,800    4,313,834             0.2%
   Fujikura, Ltd............................. 1,609,000    5,002,804             0.3%
   Hitachi Zosen Corp........................ 3,511,500    4,727,978             0.3%
 #*Kawasaki Kisen Kaisha, Ltd................ 2,414,000    5,084,740             0.3%
  #Mori Seiki Co., Ltd.......................   433,100    4,316,570             0.2%
  #Nippon Sheet Glass Co., Ltd............... 4,060,000    5,258,558             0.3%
   OKUMA Corp................................   618,000    4,859,394             0.3%
  #OSG Corp..................................   322,000    5,082,316             0.3%
   Sankyu, Inc............................... 1,228,000    4,872,436             0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
Industrials -- (Continued)
   Other Securities..........................              $  421,904,406            24.5%
                                                           -------------- ---------------
Total Industrials............................                 469,922,935            27.3%
                                                           -------------- ---------------
Information Technology -- (10.3%)
   Alps Electric Co., Ltd....................      744,600      6,772,423             0.4%
  #Anritsu Corp..............................      458,000      5,975,759             0.4%
  #Capcom Co., Ltd...........................      224,800      5,133,294             0.3%
   Horiba, Ltd...............................      169,150      5,931,139             0.3%
   IT Holdings Corp..........................      376,801      4,825,108             0.3%
   Net One Systems Co., Ltd..................      398,800      5,440,644             0.3%
  *Oki Electric Industry Co., Ltd............    3,097,000      5,272,140             0.3%
  #Taiyo Yuden Co., Ltd......................      479,400      5,127,204             0.3%
   Other Securities..........................                 148,444,745             8.6%
                                                           -------------- ---------------
Total Information Technology.................                 192,922,456            11.2%
                                                           -------------- ---------------
Materials -- (10.4%)
   Hokuetsu Kishu Paper Co., Ltd.............      862,199      5,518,801             0.3%
   Sumitomo Osaka Cement Co., Ltd............    1,819,000      5,513,885             0.3%
   Toagosei Co., Ltd.........................    1,096,000      4,745,000             0.3%
   Tokai Carbon Co., Ltd.....................      920,000      4,605,214             0.3%
  #Tokuyama Corp.............................    1,585,000      4,955,070             0.3%
   Other Securities..........................                 169,676,287             9.8%
                                                           -------------- ---------------
Total Materials..............................                 195,014,257            11.3%
                                                           -------------- ---------------
Telecommunication Services -- (0.1%)
   Other Securities..........................                   1,804,262             0.1%
                                                           -------------- ---------------
Utilities -- (0.5%)
   Other Securities..........................                   9,169,371             0.5%
                                                           -------------- ---------------
TOTAL COMMON STOCKS..........................               1,703,598,481            98.8%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                     123,722             0.0%
                                                           -------------- ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund...........  176,000,000    176,000,000            10.2%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $86,800) to be repurchased at
     $85,099................................. $         85         85,098             0.0%
                                                           -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 176,085,098            10.2%
                                                           -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $1,922,647,272)......................              $1,879,807,301           109.0%
                                                           ============== ===============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..........      -- $  388,645,728      -- $  388,645,728
   Consumer Staples................      --    166,168,817      --    166,168,817
   Energy..........................      --     17,353,115      --     17,353,115
   Financials......................      --    186,917,965      --    186,917,965
   Health Care.....................      --     75,679,575      --     75,679,575
   Industrials.....................      --    469,922,935      --    469,922,935
   Information Technology..........      --    192,922,456      --    192,922,456
   Materials.......................      --    195,014,257      --    195,014,257
   Telecommunication Services......      --      1,804,262      --      1,804,262
   Utilities.......................      --      9,169,371      --      9,169,371
Rights/Warrants....................      --        123,722      --        123,722
Securities Lending Collateral......      --    176,085,098      --    176,085,098
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,879,807,301      -- $1,879,807,301
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (53.0%)
   Adelaide Brighton, Ltd....................  1,932,792 $  6,107,300             0.6%
   Ansell, Ltd...............................    503,479    7,751,084             0.8%
  #Aristocrat Leisure, Ltd...................  2,580,305    8,304,319             0.8%
 #*Aurora Oil & Gas, Ltd.....................  1,265,748    5,419,405             0.5%
   Ausdrill, Ltd.............................  1,466,628    6,215,427             0.6%
   Australian Infrastructure Fund NL.........  3,606,473    8,340,064             0.9%
  #Bank of Queensland, Ltd...................    860,925    6,650,240             0.7%
   Beach Energy, Ltd.........................  5,460,246    7,912,277             0.8%
  *BlueScope Steel, Ltd...................... 13,446,558    5,484,911             0.6%
   Boart Longyear, Ltd.......................  2,638,658   11,371,201             1.2%
   Bradken, Ltd..............................  1,022,589    7,850,379             0.8%
   carsales.com, Ltd.........................  1,220,399    7,275,224             0.7%
   CSR, Ltd..................................  2,491,176    4,505,200             0.5%
  #David Jones, Ltd..........................  3,152,271    8,116,562             0.8%
  *Downer EDI, Ltd...........................  1,857,964    6,935,942             0.7%
   DUET Group................................  4,637,733    8,903,588             0.9%
   DuluxGroup, Ltd...........................  2,167,142    6,963,319             0.7%
   Goodman Fielder, Ltd......................  8,296,037    5,673,840             0.6%
   GrainCorp, Ltd............................    759,612    7,272,752             0.7%
  #Independence Group NL.....................  1,024,848    4,610,704             0.5%
  #Invocare, Ltd.............................    633,106    5,527,566             0.6%
   IOOF Holdings, Ltd........................  1,074,600    6,934,601             0.7%
  #JB Hi-Fi, Ltd.............................    582,072    5,840,368             0.6%
  *Karoon Gas Australia, Ltd.................    667,086    4,436,232             0.4%
  #Kingsgate Consolidated, Ltd...............    770,040    4,940,592             0.5%
  #Medusa Mining, Ltd........................    844,923    5,021,889             0.5%
   Mineral Resources, Ltd....................    377,669    4,665,498             0.5%
  #Monadelphous Group, Ltd...................    319,624    7,689,311             0.8%
   Myer Holdings, Ltd........................  3,564,925    8,690,705             0.9%
   Navitas, Ltd..............................  1,189,617    4,865,080             0.5%
   NRW Holdings, Ltd.........................  1,174,775    4,959,746             0.5%
   OneSteel, Ltd.............................  5,711,238    7,652,068             0.8%
 #*Paladin Energy, Ltd.......................  4,096,983    6,714,584             0.7%
  #Perpetual Trustees Australia, Ltd.........    226,579    5,977,171             0.6%
   Primary Health Care, Ltd..................  1,960,174    5,757,029             0.6%
   Reece Australia, Ltd......................    238,457    4,602,136             0.5%
  *Regis Resources, Ltd......................  1,267,766    5,545,463             0.6%
  *Resolute Mining, Ltd......................  3,133,646    5,456,493             0.6%
  #SAI Global, Ltd...........................  1,180,630    6,439,134             0.7%
   Seek, Ltd.................................    666,916    4,932,239             0.5%
   Spark Infrastructure Group, Ltd...........  5,543,872    8,360,511             0.9%
  *St. Barbara, Ltd..........................  1,946,083    4,612,536             0.5%
   Super Retail Group, Ltd...................  1,291,876   10,391,522             1.1%
  #Transfield Services, Ltd..................  2,133,558    5,031,607             0.5%
   Other Securities..........................             336,021,213            34.5%
                                                         ------------ ---------------
TOTAL AUSTRALIA..............................             622,729,032            64.0%
                                                         ------------ ---------------
CANADA -- (0.1%)
   Other Securities..........................                 743,462             0.1%
                                                         ------------ ---------------
CHINA -- (0.0%)
   Other Securities..........................                 272,562             0.0%
                                                         ------------ ---------------
HONG KONG -- (13.7%)
   Giordano International, Ltd...............  7,162,000    6,217,767             0.7%
   Pacific Basin Shipping, Ltd...............  9,662,000    5,056,217             0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................              $  149,776,841            15.4%
                                                           -------------- ---------------
TOTAL HONG KONG..............................                 161,050,825            16.6%
                                                           -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                       4,263             0.0%
                                                           -------------- ---------------
NEW ZEALAND -- (5.6%)
   Fisher & Paykel Healthcare Corp., Ltd.....    2,987,527      5,420,503             0.6%
   Port of Tauranga, Ltd.....................      528,322      4,965,527             0.5%
   Sky Network Television, Ltd...............    1,006,593      4,486,236             0.5%
   SKYCITY Entertainment Group, Ltd..........    3,227,185     10,127,092             1.0%
   Other Securities..........................                  40,911,929             4.2%
                                                           -------------- ---------------
TOTAL NEW ZEALAND............................                  65,911,287             6.8%
                                                           -------------- ---------------
SINGAPORE -- (9.6%)
   Other Securities..........................                 113,320,189            11.6%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities..........................                       8,865             0.0%
                                                           -------------- ---------------
TOTAL COMMON STOCKS..........................                 964,040,485            99.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities..........................                      58,823             0.0%
                                                           -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities..........................                      22,286             0.0%
                                                           -------------- ---------------
SINGAPORE -- (0.0%)
   Other Securities..........................                      16,453             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS........................                      97,562             0.0%
                                                           -------------- ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@DFA Short Term Investment Fund...........  212,000,000    212,000,000            21.8%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $60,378) to be repurchased at
     $59,194................................. $         59         59,194             0.0%
                                                           -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 212,059,194            21.8%
                                                           -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,132,401,975)......................              $1,176,197,241           120.9%
                                                           ============== ===============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Australia.......................      -- $  622,729,032      -- $  622,729,032
   Canada..........................      --        743,462      --        743,462
   China...........................      --        272,562      --        272,562
   Hong Kong.......................      --    161,050,825      --    161,050,825
   Malaysia........................      --          4,263      --          4,263
   New Zealand.....................      --     65,911,287      --     65,911,287
   Singapore.......................      --    113,320,189      --    113,320,189
   United Kingdom..................      --          8,865      --          8,865
Rights/Warrants
   Australia.......................      --         58,823      --         58,823
   Hong Kong.......................      --         22,286      --         22,286
   Singapore.......................      --         16,453      --         16,453
Securities Lending Collateral......      --    212,059,194      --    212,059,194
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,176,197,241      -- $1,176,197,241
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (99.3%)
Consumer Discretionary -- (22.6%)
   Aegis Group P.L.C.........................  3,314,004 $  9,561,820             0.7%
  *Berkeley Group Holdings P.L.C. (The)......    517,118   10,752,621             0.8%
   GKN P.L.C.................................  3,414,280   11,292,644             0.8%
   Greene King P.L.C.........................  1,421,372   11,778,569             0.9%
   Inchcape P.L.C............................  1,915,975   11,382,977             0.9%
   Informa P.L.C.............................  2,292,105   15,426,586             1.2%
   ITV P.L.C.................................  8,448,636   11,480,210             0.9%
   Ladbrokes P.L.C...........................  3,578,739   10,422,240             0.8%
   Persimmon P.L.C...........................  1,177,634   12,010,988             0.9%
   Rightmove P.L.C...........................    378,372    9,466,824             0.7%
  *Taylor Wimpey P.L.C....................... 12,262,982   10,002,199             0.7%
   UBM P.L.C.................................    920,989    8,813,896             0.7%
   William Hill P.L.C........................  2,894,680   13,222,456             1.0%
   Other Securities..........................             153,623,532            11.6%
                                                         ------------ ---------------
Total Consumer Discretionary.................             299,237,562            22.6%
                                                         ------------ ---------------
Consumer Staples -- (4.0%)
   Tate & Lyle P.L.C.........................  1,074,000   12,038,743             0.9%
   Other Securities..........................              40,342,941             3.1%
                                                         ------------ ---------------
Total Consumer Staples.......................              52,381,684             4.0%
                                                         ------------ ---------------
Energy -- (5.0%)
  *Afren P.L.C...............................  3,944,497    8,635,726             0.6%
  *John Wood Group P.L.C.....................  1,034,385   13,135,082             1.0%
  *Premier Oil P.L.C.........................  1,895,355   11,534,115             0.9%
   Other Securities..........................              33,277,294             2.5%
                                                         ------------ ---------------
Total Energy.................................              66,582,217             5.0%
                                                         ------------ ---------------
Financials -- (13.0%)
   Aberdeen Asset Management P.L.C...........  2,820,342   12,939,383             1.0%
   Amlin P.L.C...............................  1,918,231   10,273,769             0.8%
   Catlin Group, Ltd.........................  1,357,851    9,302,885             0.7%
   Hiscox, Ltd...............................  1,574,362   10,182,158             0.7%
   IG Group Holdings P.L.C...................  1,317,769    9,901,769             0.7%
   London Stock Exchange Group P.L.C.........    579,642   10,234,019             0.8%
   Provident Financial P.L.C.................    499,581    9,372,750             0.7%
   Other Securities..........................              99,378,068             7.5%
                                                         ------------ ---------------
Total Financials.............................             171,584,801            12.9%
                                                         ------------ ---------------
Health Care -- (2.0%)
   Other Securities..........................              25,992,837             2.0%
                                                         ------------ ---------------
Industrials -- (29.3%)
   Babcock International Group P.L.C.........  1,446,405   19,522,264             1.5%
   Balfour Beatty P.L.C......................  2,850,059   12,077,514             0.9%
   BBA Aviation P.L.C........................  2,792,163    8,954,960             0.7%
   Bodycote P.L.C............................  1,253,236    8,655,246             0.6%
   Cobham P.L.C..............................  3,906,025   14,362,374             1.1%
   Cookson Group P.L.C.......................  1,142,420   13,457,785             1.0%
   IMI P.L.C.................................  1,016,818   16,334,097             1.2%
   Intertek Group P.L.C......................    456,070   18,620,838             1.4%
   Invensys P.L.C............................  2,433,434    8,778,406             0.7%
   Meggitt P.L.C.............................  2,409,961   15,981,325             1.2%
   Melrose P.L.C.............................  1,583,124   11,233,829             0.8%
   Michael Page International P.L.C..........  1,310,832    8,857,530             0.7%
  *Rentokil Initial P.L.C....................  6,788,052    9,547,632             0.7%
   Rotork P.L.C..............................    366,679   13,138,331             1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
Industrials -- (Continued)
   Spirax-Sarco Engineering P.L.C............   320,648 $   12,004,620             0.9%
   Travis Perkins P.L.C......................   922,110     15,731,933             1.2%
   Other Securities..........................              181,415,508            13.7%
                                                        -------------- ---------------
Total Industrials............................              388,674,192            29.3%
                                                        -------------- ---------------
Information Technology -- (10.8%)
   Halma P.L.C............................... 1,549,740     10,191,618             0.7%
  *Imagination Technologies Group P.L.C......   961,901     10,731,597             0.8%
  *Misys P.L.C............................... 1,604,251      9,085,315             0.7%
   Spectris P.L.C............................   515,234     15,775,629             1.2%
   Other Securities..........................               97,868,670             7.4%
                                                        -------------- ---------------
Total Information Technology.................              143,652,829            10.8%
                                                        -------------- ---------------
Materials -- (7.9%)
   Croda International P.L.C.................   508,309     18,410,337             1.4%
   DS Smith P.L.C............................ 4,475,611     12,191,635             0.9%
   Mondi P.L.C............................... 1,236,260     11,495,279             0.9%
   Other Securities..........................               62,474,026             4.7%
                                                        -------------- ---------------
Total Materials..............................              104,571,277             7.9%
                                                        -------------- ---------------
Telecommunication Services -- (2.4%)
  *Inmarsat P.L.C............................ 1,585,110     11,310,909             0.8%
   Other Securities..........................               20,720,899             1.6%
                                                        -------------- ---------------
Total Telecommunication Services.............               32,031,808             2.4%
                                                        -------------- ---------------
Utilities -- (2.3%)
   Drax Group P.L.C.......................... 1,492,564     13,151,706             1.0%
   Pennon Group P.L.C........................ 1,434,955     17,133,247             1.3%
   Other Securities..........................                  255,717             0.0%
                                                        -------------- ---------------
Total Utilities..............................               30,540,670             2.3%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            1,315,249,877            99.2%
                                                        -------------- ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..........................                    9,711             0.0%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                  187,888             0.0%
                                                        -------------- ---------------

                                               SHARES/
                                                FACE
                                               AMOUNT        VALUE+
                                              ---------- --------------
                                                (000)
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@DFA Short Term Investment Fund...........  6,000,000      6,000,000           0.4%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $2,811,775) to be repurchased
     at $2,756,658........................... $    2,757      2,756,642           0.2%
                                                         -------------- -------------
TOTAL SECURITIES LENDING COLLATERAL..........                 8,756,642           0.6%
                                                         -------------- -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,141,647,483)......................            $1,324,204,118          99.8%
                                                         ============== =============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..........      -- $  299,237,562      -- $  299,237,562
   Consumer Staples................      --     52,381,684      --     52,381,684
   Energy..........................      --     66,582,217      --     66,582,217
   Financials......................      --    171,584,801      --    171,584,801
   Health Care.....................      --     25,992,837      --     25,992,837
   Industrials.....................      --    388,674,192      --    388,674,192
   Information Technology..........      --    143,652,829      --    143,652,829
   Materials.......................      --    104,571,277      --    104,571,277
   Telecommunication Services......      --     32,031,808      --     32,031,808
   Utilities.......................      --     30,540,670      --     30,540,670
Preferred Stocks
   Consumer Staples................      --          9,711      --          9,711
Rights/Warrants....................      --        187,888      --        187,888
Securities Lending Collateral......      --      8,756,642      --      8,756,642
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,324,204,118      -- $1,324,204,118
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (80.3%)
AUSTRIA -- (2.0%)
   Other Securities..........................           $ 52,671,225             2.5%
                                                        ------------ ---------------
BELGIUM -- (2.9%)
   Ackermans & van Haaren NV.................   102,814    8,817,758             0.4%
   Other Securities..........................             65,675,941             3.1%
                                                        ------------ ---------------
TOTAL BELGIUM................................             74,493,699             3.5%
                                                        ------------ ---------------
DENMARK -- (2.9%)
   GN Store Nord A.S.........................   803,034    9,009,020             0.4%
  *Topdanmark A.S............................    53,386    9,159,428             0.5%
   Other Securities..........................             57,142,541             2.7%
                                                        ------------ ---------------
TOTAL DENMARK................................             75,310,989             3.6%
                                                        ------------ ---------------
FINLAND -- (5.7%)
  #Elisa Oyj.................................   494,801   11,158,479             0.5%
   KCI Konecranes Oyj........................   245,559    7,480,806             0.4%
   Orion Oyj Series B........................   344,811    7,033,700             0.3%
   Outotec Oyj...............................   163,942    8,828,275             0.4%
   Yit Oyj...................................   414,815    8,914,555             0.4%
   Other Securities..........................            104,236,994             5.0%
                                                        ------------ ---------------
TOTAL FINLAND................................            147,652,809             7.0%
                                                        ------------ ---------------
FRANCE -- (9.0%)
   Arkema SA.................................   100,646    8,926,181             0.4%
   Gemalto NV................................   100,369    7,476,909             0.4%
  #Havas SA.................................. 1,237,226    7,002,843             0.3%
   Remy Cointreau SA.........................    71,810    8,008,279             0.4%
   Societe BIC SA............................    64,009    7,050,792             0.3%
   Valeo SA..................................   149,480    7,351,139             0.4%
   Zodiac Aerospace SA.......................    73,650    8,104,728             0.4%
   Other Securities..........................            181,530,886             8.6%
                                                        ------------ ---------------
TOTAL FRANCE.................................            235,451,757            11.2%
                                                        ------------ ---------------
GERMANY -- (11.9%)
 #*Aareal Bank AG............................   423,110    8,172,145             0.4%
   Aurubis AG................................   153,470    8,541,664             0.4%
   Bilfinger Berger SE.......................    83,683    7,656,315             0.4%
  #Fuchs Petrolub AG.........................   139,623    7,790,815             0.4%
   MTU Aero Engines Holding AG...............   133,417   11,241,302             0.5%
   Rheinmetall AG............................   126,838    7,127,545             0.3%
   Rhoen-Klinikum AG.........................   406,308   11,434,061             0.5%
 #*SGL Carbon SE.............................   229,387   10,484,139             0.5%
   Symrise AG................................   330,233    9,570,836             0.5%
   Other Securities..........................            227,268,689            10.8%
                                                        ------------ ---------------
TOTAL GERMANY................................            309,287,511            14.7%
                                                        ------------ ---------------
GREECE -- (1.7%)
   Other Securities..........................             44,724,383             2.1%
                                                        ------------ ---------------
IRELAND -- (2.7%)
   DCC P.L.C.................................   308,989    7,813,596             0.4%
   Dragon Oil P.L.C.......................... 1,051,459    9,944,849             0.5%
   Paddy Power P.L.C.........................   180,573   11,787,740             0.5%
   Other Securities..........................             40,235,214             1.9%
                                                        ------------ ---------------
TOTAL IRELAND................................             69,781,399             3.3%
                                                        ------------ ---------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
ISRAEL -- (2.2%)
   Other Securities..........................           $   56,498,400             2.7%
                                                        -------------- ---------------
ITALY -- (6.4%)
  #Banca Popolare di Sondrio Scarl........... 1,122,536      7,563,379             0.4%
   Prysmian SpA..............................   653,038     10,637,244             0.5%
   Other Securities..........................              148,657,496             7.0%
                                                        -------------- ---------------
TOTAL ITALY..................................              166,858,119             7.9%
                                                        -------------- ---------------
NETHERLANDS -- (4.3%)
   Aalberts Industries NV....................   403,971      7,752,781             0.4%
  #ASM International NV......................   205,174      7,263,574             0.3%
  #Imtech NV.................................   304,306      8,605,181             0.4%
   Nutreco NV................................   152,966     11,117,129             0.5%
   SBM Offshore NV...........................   380,277      6,922,206             0.3%
   Other Securities..........................               70,607,576             3.4%
                                                        -------------- ---------------
TOTAL NETHERLANDS............................              112,268,447             5.3%
                                                        -------------- ---------------
NORWAY -- (2.9%)
   Other Securities..........................               74,892,102             3.6%
                                                        -------------- ---------------
PORTUGAL -- (0.8%)
   Other Securities..........................               21,194,376             1.0%
                                                        -------------- ---------------
SPAIN -- (3.9%)
   Viscofan SA...............................   185,838      8,411,849             0.4%
   Other Securities..........................               93,481,680             4.4%
                                                        -------------- ---------------
TOTAL SPAIN..................................              101,893,529             4.8%
                                                        -------------- ---------------
SWEDEN -- (8.4%)
   Castellum AB..............................   585,573      7,414,723             0.4%
   Elekta AB Series B........................   174,406      8,820,215             0.4%
  *Lundin Petroleum AB.......................   355,036      7,067,087             0.3%
   Meda AB Series A..........................   831,147      8,219,556             0.4%
   Trelleborg AB Series B....................   970,775     11,131,201             0.5%
   Other Securities..........................              174,959,017             8.3%
                                                        -------------- ---------------
TOTAL SWEDEN.................................              217,611,799            10.3%
                                                        -------------- ---------------
SWITZERLAND -- (12.6%)
   Aryzta AG.................................   234,309     11,802,736             0.6%
  *Clariant AG...............................   699,758      8,908,753             0.4%
  *Dufry AG..................................    65,162      8,849,964             0.4%
  #Galenica Holding AG.......................    18,828     12,849,335             0.6%
   GAM Holding AG............................   780,910     10,039,056             0.5%
   Helvetia Holding AG.......................    22,754      8,161,346             0.4%
   Lonza Group AG............................   154,508      6,971,610             0.3%
  *PSP Swiss Property AG.....................   148,327     13,329,434             0.6%
   Sulzer AG.................................    61,232      8,818,601             0.4%
  #Swiss Life Holding AG.....................    99,751     10,203,294             0.5%
   Other Securities..........................              229,459,144            10.9%
                                                        -------------- ---------------
TOTAL SWITZERLAND............................              329,393,273            15.6%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            2,089,983,817            99.1%
                                                        -------------- ---------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Other Securities..........................                  199,447             0.0%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   Other Securities..........................                    2,102             0.0%
                                                        -------------- ---------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                               SHARES        VALUE++     OF NET ASSETS**
                                                             ------------ -------------- ---------------
DENMARK -- (0.0%)
  Other Securities..........................................              $       27,858             0.0%
                                                                          -------------- ---------------
FRANCE -- (0.0%)
  Other Securities..........................................                         821             0.0%
                                                                          -------------- ---------------
GERMANY -- (0.0%)
  Other Securities..........................................                          --             0.0%
                                                                          -------------- ---------------
PORTUGAL -- (0.1%)
  Other Securities..........................................                     991,437             0.1%
                                                                          -------------- ---------------
SWITZERLAND -- (0.0%)
  Other Securities..........................................                          67             0.0%
                                                                          -------------- ---------------
TOTAL RIGHTS/WARRANTS.......................................                   1,022,285             0.1%
                                                                          -------------- ---------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT        VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (19.6%)
(S)@DFA Short Term Investment Fund..........................  510,000,000    510,000,000            24.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $967,183) to be repurchased at $948,225................ $        948        948,219             0.0%
                                                                          -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 510,948,219            24.2%
                                                                          -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,636,410,543).....................................              $2,602,153,768           123.4%
                                                                          ============== ===============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $   52,671,225      -- $   52,671,225
   Belgium....................         --     74,493,699      --     74,493,699
   Denmark....................         --     75,310,989      --     75,310,989
   Finland....................         --    147,652,809      --    147,652,809
   France.....................         --    235,451,757      --    235,451,757
   Germany....................         --    309,287,511      --    309,287,511
   Greece.....................         --     44,724,383      --     44,724,383
   Ireland....................         --     69,781,399      --     69,781,399
   Israel..................... $1,655,134     54,843,266      --     56,498,400
   Italy......................         --    166,858,119      --    166,858,119
   Netherlands................         --    112,268,447      --    112,268,447
   Norway.....................         --     74,892,102      --     74,892,102
   Portugal...................         --     21,194,376      --     21,194,376
   Spain......................         --    101,893,529      --    101,893,529
   Sweden.....................         --    217,611,799      --    217,611,799
   Switzerland................         --    329,393,273      --    329,393,273
Preferred Stocks
   Sweden.....................         --        199,447      --        199,447
Rights/Warrants
   Belgium....................         --          2,102      --          2,102
   Denmark....................         --         27,858      --         27,858
   France.....................         --            821      --            821
   Germany....................         --             --      --             --
   Portugal...................         --        991,437      --        991,437
   Switzerland................         --             67      --             67
Securities Lending Collateral.         --    510,948,219      --    510,948,219
                               ---------- -------------- ------- --------------
TOTAL......................... $1,655,134 $2,600,498,634      -- $2,602,153,768
                               ========== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (77.8%)
Consumer Discretionary -- (9.1%)
   Astral Media, Inc. Class A................   197,447 $  9,757,921             1.3%
   Cineplex, Inc.............................   222,359    6,770,824             0.9%
  #Corus Entertainment, Inc. Class B.........   304,900    7,518,716             1.0%
   Groupe Aeroplan, Inc......................   696,151    8,949,858             1.2%
 #*Imax Corp.................................   260,537    6,237,485             0.8%
   Quebecor, Inc. Class B....................   111,093    4,366,798             0.6%
  #RONA, Inc.................................   677,175    7,266,341             1.0%
   Other Securities..........................             35,146,867             4.8%
                                                        ------------ ---------------
Total Consumer Discretionary.................             86,014,810            11.6%
                                                        ------------ ---------------
Consumer Staples -- (2.5%)
   Maple Leaf Foods, Inc.....................   375,500    4,907,329             0.7%
   Other Securities..........................             18,931,038             2.5%
                                                        ------------ ---------------
Total Consumer Staples.......................             23,838,367             3.2%
                                                        ------------ ---------------
Energy -- (19.3%)
 #*BlackPearl Resources, Inc................. 1,106,385    4,972,769             0.7%
  *Flint Energy Services, Ltd................   189,506    4,778,655             0.6%
  *Gran Tierra Energy, Inc................... 1,003,351    6,469,956             0.9%
  *Legacy Oil & Gas, Inc.....................   523,090    4,564,494             0.6%
   Mullen Group, Ltd.........................   292,057    6,326,892             0.8%
 #*Petrobank Energy & Resources, Ltd.........   410,065    5,877,937             0.8%
   Petrominerales, Ltd.......................   330,464    4,833,937             0.6%
   ShawCor, Ltd. Class A.....................   222,500    7,196,310             1.0%
   Veresen, Inc..............................   278,043    4,247,273             0.6%
   Other Securities..........................            133,750,601            18.1%
                                                        ------------ ---------------
Total Energy.................................            183,018,824            24.7%
                                                        ------------ ---------------
Financials -- (6.9%)
   AGF Management, Ltd. Class B..............   334,079    4,616,266             0.6%
  #Canadian Western Bank.....................   271,572    7,887,231             1.1%
   Davis & Henderson Corp....................   235,099    4,507,542             0.6%
  #Home Capital Group, Inc...................   120,600    5,867,324             0.8%
   Laurentian Bank of Canada.................   102,700    4,577,498             0.6%
   MI Developments, Inc......................   182,598    6,454,747             0.9%
   TMX Group, Inc............................   231,476   10,567,968             1.4%
   Other Securities..........................             21,297,970             2.9%
                                                        ------------ ---------------
Total Financials.............................             65,776,546             8.9%
                                                        ------------ ---------------
Health Care -- (1.8%)
  #Nordion, Inc..............................   464,108    4,237,743             0.6%
   Other Securities..........................             12,330,736             1.6%
                                                        ------------ ---------------
Total Health Care............................             16,568,479             2.2%
                                                        ------------ ---------------
Industrials -- (9.1%)
   Progressive Waste Solutions, Ltd..........   209,167    4,537,580             0.6%
  #Ritchie Brothers Auctioneers, Inc.........   244,637    5,175,799             0.7%
  #Russel Metals, Inc........................   244,400    6,707,176             0.9%
  #Stantec, Inc..............................   174,795    5,710,011             0.8%
  #Toromont Industries, Ltd..................   291,567    6,534,690             0.9%
   TransForce, Inc...........................   314,697    5,692,803             0.8%
 #*Westport Innovations, Inc.................   189,501    5,946,784             0.8%
   Other Securities..........................             46,231,424             6.2%
                                                        ------------ ---------------
Total Industrials............................             86,536,267            11.7%
                                                        ------------ ---------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE++    OF NET ASSETS**
                                              ------------ ------------ ---------------
Information Technology -- (3.8%)
  *Celestica, Inc............................      854,007 $  7,650,921        1.0%
   MacDonald Dettweiler & Associates, Ltd....      120,853    5,488,147        0.8%
   Other Securities..........................                23,200,415        3.1%
                                                           ------------      -----
Total Information Technology.................                36,339,483        4.9%
                                                           ------------      -----
Materials -- (21.9%)
  #Alamos Gold, Inc..........................      423,220    7,745,931        1.0%
 #*AuRico Gold, Inc..........................      967,321    8,891,304        1.2%
  *B2Gold Corp...............................    1,310,750    4,949,231        0.7%
  *Canfor Corp...............................      396,255    4,340,213        0.6%
  *First Majestic Silver Corp................      400,683    6,303,198        0.9%
   HudBay Minerals, Inc......................      697,766    7,346,021        1.0%
  #Major Drilling Group International, Inc...      319,200    4,791,958        0.7%
  *Neo Material Technologies, Inc............      414,300    4,567,219        0.6%
 #*NovaGold Resources, Inc...................      845,155    6,091,516        0.8%
   Pan American Silver Corp..................      320,761    6,237,613        0.8%
   SEMAFO, Inc...............................      956,185    4,859,087        0.7%
  #Sherritt International Corp...............    1,571,926    8,990,618        1.2%
   West Fraser Timber Co., Ltd...............      135,316    5,949,055        0.8%
   Other Securities..........................               126,089,753       17.0%
                                                           ------------      -----
Total Materials..............................               207,152,717       28.0%
                                                           ------------      -----
Telecommunication Services -- (0.4%)
   Other Securities..........................                 3,389,649        0.5%
                                                           ------------      -----
Utilities -- (3.0%)
   Capital Power Corp........................      235,321    5,579,003        0.7%
   Just Energy Group, Inc....................      553,878    7,283,368        1.0%
   Northland Power, Inc......................      281,985    5,038,250        0.7%
   Other Securities..........................                10,202,401        1.4%
                                                           ------------      -----
Total Utilities..............................                28,103,022        3.8%
                                                           ------------      -----
TOTAL COMMON STOCKS..........................               736,738,164       99.5%
                                                           ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                    11,035        0.0%
                                                           ------------      -----

                                                SHARES/
                                                 FACE
                                                AMOUNT       VALUE+
                                              ------------ ------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (22.2%)
(S)@DFA Short Term Investment Fund...........  210,000,000  210,000,000       28.4%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38,
   valued at $804,524) to be repurchased at
   $788,754.................................. $        789      788,749        0.1%
                                                           ------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........               210,788,749       28.5%
                                                           ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,003,196,299)......................              $947,537,948      128.0%
                                                           ============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuaton inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 86,014,810           --      -- $ 86,014,810
    Consumer Staples...........   23,838,367           --      --   23,838,367
    Energy.....................  183,018,824           --      --  183,018,824
    Financials.................   65,776,546           --      --   65,776,546
    Health Care................   16,568,479           --      --   16,568,479
    Industrials................   86,536,267           --      --   86,536,267
    Information Technology.....   36,339,483           --      --   36,339,483
    Materials..................  207,094,072 $     58,645      --  207,152,717
    Telecommunication Services.    3,389,649           --      --    3,389,649
    Utilities..................   28,103,022           --      --   28,103,022
 Rights/Warrants...............           --       11,035      --       11,035
 Securities Lending Collateral.           --  210,788,749      --  210,788,749
                                ------------ ------------ ------- ------------
 TOTAL......................... $736,679,519 $210,858,429      -- $947,537,948
                                ============ ============ ======= ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (85.2%)
ARGENTINA -- (0.0%)
   Other Securities.............................            $         --         0.0%
                                                            ------------     -------
BRAZIL -- (5.9%)
   BRF--Brasil Foods SA ADR.....................    594,060   10,948,526         0.4%
   Petroleo Brasilerio SA ADR...................  1,114,189   26,228,009         0.9%
  #Vale SA Sponsored ADR........................    834,273   18,520,861         0.7%
   Other Securities.............................             123,364,606         4.4%
                                                            ------------     -------
TOTAL BRAZIL....................................             179,062,002         6.4%
                                                            ------------     -------
CHILE -- (1.9%)
   Other Securities.............................              55,744,793         2.0%
                                                            ------------     -------
CHINA -- (13.9%)
   Bank of China, Ltd. Series H................. 48,700,100   20,279,780         0.7%
   China Construction Bank Corp. Series H....... 34,837,590   27,080,269         1.0%
   China Life Insurance Co., Ltd. ADR...........    323,770   12,937,849         0.5%
   China Mobile, Ltd. Sponsored ADR.............    797,772   44,148,702         1.6%
   China Petroleum & Chemical Corp. ADR.........    106,449   11,227,176         0.4%
   China Shenhua Energy Co., Ltd. Series H......  2,191,000    9,675,568         0.3%
  #CNOOC, Ltd. ADR..............................    104,300   22,075,095         0.8%
   Industrial & Commercial Bank of China, Ltd.
     Series H................................... 37,226,185   24,686,592         0.9%
   PetroChina Co., Ltd. ADR.....................    141,210   21,014,872         0.7%
   Tencent Holdings, Ltd........................    700,600   21,935,413         0.8%
   Other Securities.............................             203,039,332         7.2%
                                                            ------------     -------
TOTAL CHINA.....................................             418,100,648        14.9%
                                                            ------------     -------
COLOMBIA -- (0.5%)
   Other Securities.............................              13,526,504         0.5%
                                                            ------------     -------
CZECH REPUBLIC -- (0.4%)
   Other Securities.............................              13,102,849         0.5%
                                                            ------------     -------
EGYPT -- (0.1%)
   Other Securities.............................               3,543,656         0.1%
                                                            ------------     -------
HUNGARY -- (0.4%)
   Other Securities.............................              11,143,498         0.4%
                                                            ------------     -------
INDIA -- (7.7%)
   HDFC Bank, Ltd...............................  1,530,370   15,759,729         0.6%
   ICICI Bank, Ltd. Sponsored ADR...............    306,356   10,382,405         0.4%
   Infosys, Ltd.................................    214,112    9,928,308         0.3%
   ITC, Ltd.....................................  2,298,662   10,699,022         0.4%
   Reliance Industries, Ltd.....................  1,432,266   20,202,207         0.7%
   Tata Consultancy Services, Ltd...............    481,215   11,380,070         0.4%
   Other Securities.............................             152,234,637         5.4%
                                                            ------------     -------
TOTAL INDIA.....................................             230,586,378         8.2%
                                                            ------------     -------
INDONESIA -- (2.8%)
   PT Astra International Tbk...................  1,995,561   15,367,354         0.5%
   Other Securities.............................              70,120,377         2.5%
                                                            ------------     -------
TOTAL INDONESIA.................................              85,487,731         3.0%
                                                            ------------     -------
ISRAEL -- (0.0%)
   Other Securities.............................                      19         0.0%
                                                            ------------     -------
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad...................  3,992,654    9,756,875         0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
   Other Securities.............................            $ 98,684,002         3.5%
                                                            ------------     -------
TOTAL MALAYSIA..................................             108,440,877         3.9%
                                                            ------------     -------
MEXICO -- (5.6%)
   America Movil S.A.B. de C.V. Series L........ 33,690,314   45,003,356         1.6%
   Fomento Economico Mexicano S.A.B. de C.V.....  2,109,900   17,135,512         0.6%
  #Grupo Mexico S.A.B. de C.V. Series B.........  3,938,416   12,136,391         0.4%
   Wal-Mart de Mexico S.A.B. de C.V. Series V...  6,153,180   17,596,103         0.6%
   Other Securities.............................              77,335,308         2.8%
                                                            ------------     -------
TOTAL MEXICO....................................             169,206,670         6.0%
                                                            ------------     -------
PERU -- (0.5%)
   Other Securities.............................              14,320,940         0.5%
                                                            ------------     -------
PHILIPPINES -- (1.0%)
   Other Securities.............................              28,954,647         1.0%
                                                            ------------     -------
POLAND -- (1.3%)
   Other Securities.............................              39,031,170         1.4%
                                                            ------------     -------
RUSSIA -- (4.2%)
   Gazprom OAO Sponsored ADR....................  4,226,507   48,951,667         1.7%
   Lukoil OAO Sponsored ADR.....................    376,321   23,151,730         0.8%
   MMC Norilsk Nickel JSC ADR...................    532,268    9,468,893         0.3%
   Rosneft Oil Co. GDR..........................  1,491,147   10,677,377         0.4%
   Other Securities.............................              35,159,134         1.3%
                                                            ------------     -------
TOTAL RUSSIA....................................             127,408,801         4.5%
                                                            ------------     -------
SOUTH AFRICA -- (7.6%)
   MTN Group, Ltd...............................  1,584,640   27,223,049         1.0%
   Naspers, Ltd. Series N.......................    304,989   18,368,740         0.7%
   Sasol, Ltd. Sponsored ADR....................    621,195   29,463,279         1.0%
   Standard Bank Group, Ltd.....................    948,719   13,925,268         0.5%
   Other Securities.............................             140,665,815         5.0%
                                                            ------------     -------
TOTAL SOUTH AFRICA..............................             229,646,151         8.2%
                                                            ------------     -------
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd............     39,020    9,696,474         0.4%
   Hyundai Mobis................................     53,070   14,348,373         0.5%
   Hyundai Motor Co., Ltd.......................    106,999   25,259,284         0.9%
   Kia Motors Corp..............................    224,568   16,478,573         0.6%
   POSCO........................................     46,060   15,258,688         0.5%
   Samsung Electronics Co., Ltd.................     69,482   85,043,282         3.0%
   Samsung Electronics Co., Ltd. GDR............     49,372   30,128,714         1.1%
   Other Securities.............................             220,743,407         7.9%
                                                            ------------     -------
TOTAL SOUTH KOREA...............................             416,956,795        14.9%
                                                            ------------     -------
TAIWAN -- (10.2%)
   Formosa Chemicals & Fiber Co., Ltd...........  3,322,445    9,589,751         0.3%
   Formosa Plastics Corp........................  4,070,648   11,513,425         0.4%
   Hon Hai Precision Industry Co., Ltd..........  6,378,096   19,150,133         0.7%
   Nan Ya Plastic Corp..........................  5,377,564   11,033,718         0.4%
   Taiwan Semiconductor Manufacturing Co., Ltd.. 19,090,808   56,425,489         2.0%
   Other Securities.............................             200,573,325         7.2%
                                                            ------------     -------
TOTAL TAIWAN....................................             308,285,841        11.0%
                                                            ------------     -------
THAILAND -- (2.4%)
   Other Securities.............................              73,722,861         2.6%
                                                            ------------     -------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE++     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
TURKEY -- (1.4%)
   Other Securities.......................................................              $   43,149,079         1.5%
                                                                                        --------------     -------
TOTAL COMMON STOCKS.......................................................               2,569,421,910        91.5%
                                                                                        --------------     -------
PREFERRED STOCKS -- (7.1%)
BRAZIL -- (6.9%)
   Banco Bradesco SA......................................................    1,656,632     26,420,593         0.9%
   Cia de Bebidas das Americas SA ADR.....................................      622,039     26,113,197         0.9%
   Itau Unibanco Holding SA...............................................    1,765,700     27,706,155         1.0%
   Petroleo Brasilerio SA ADR.............................................    1,618,850     35,873,716         1.3%
   Vale SA................................................................    1,412,691     30,571,311         1.1%
   Other Securities.......................................................                  61,913,382         2.2%
                                                                                        --------------     -------
TOTAL BRAZIL..............................................................                 208,598,354         7.4%
                                                                                        --------------     -------
CHILE -- (0.2%)
   Other Securities.......................................................                   5,320,187         0.2%
                                                                                        --------------     -------
TOTAL PREFERRED STOCKS....................................................                 213,918,541         7.6%
                                                                                        --------------     -------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.......................................................                           8         0.0%
                                                                                        --------------     -------
THAILAND -- (0.0%)
   Other Securities.......................................................                      42,585         0.0%
                                                                                        --------------     -------
TOTAL RIGHTS/WARRANTS.....................................................                      42,593         0.0%
                                                                                        --------------     -------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT        VALUE+
                                                                           ------------ --------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@DFA Short Term Investment Fund........................................  231,000,000    231,000,000         8.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $837,156) to be repurchased at $820,746.......... $        821        820,741         0.1%
                                                                                        --------------     -------
TOTAL SECURITIES LENDING COLLATERAL.......................................                 231,820,741         8.3%
                                                                                        --------------     -------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,890,395,399)....................................................              $3,015,203,785       107.4%
                                                                                        ==============     =======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --     --              --
   Brazil..................... $179,062,002             --     --  $  179,062,002
   Chile......................   55,744,793             --     --      55,744,793
   China......................  127,688,809 $  290,411,839     --     418,100,648
   Colombia...................   13,526,504             --     --      13,526,504
   Czech Republic.............           --     13,102,849     --      13,102,849
   Egypt......................           --      3,543,656     --       3,543,656
   Hungary....................           --     11,143,498     --      11,143,498
   India......................   22,500,718    208,085,660     --     230,586,378
   Indonesia..................       44,143     85,443,588     --      85,487,731
   Israel.....................           --             19     --              19
   Malaysia...................           --    108,440,877     --     108,440,877
   Mexico.....................  169,199,278          7,392     --     169,206,670
   Peru.......................   14,320,940             --     --      14,320,940
   Philippines................           --     28,954,647     --      28,954,647
   Poland.....................           --     39,031,170     --      39,031,170
   Russia.....................    2,008,285    125,400,516     --     127,408,801
   South Africa...............   48,133,559    181,512,592     --     229,646,151
   South Korea................   11,786,422    405,170,373     --     416,956,795
   Taiwan.....................    8,954,214    299,331,627     --     308,285,841
   Thailand...................   73,722,861             --     --      73,722,861
   Turkey.....................      641,076     42,508,003     --      43,149,079
Preferred Stocks
   Brazil.....................  208,598,354             --     --     208,598,354
   Chile......................    5,320,187             --     --       5,320,187
Rights/Warrants
   Brazil.....................           --              8     --               8
   Thailand...................           --         42,585     --          42,585
Securities Lending Collateral.           --    231,820,741     --     231,820,741
                               ------------ -------------- ------  --------------
TOTAL......................... $941,252,145 $2,073,951,640     --  $3,015,203,785
                               ============ ============== ======  ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (90.6%)
ARGENTINA -- (0.0%)
   Other Securities..........................            $         --         0.0%
                                                         ------------     -------
BRAZIL -- (8.9%)
   Anhanguera Educacional Participacoes SA...    520,845    6,891,226         0.3%
   Cia de Saneamento de Minas Gerais-Copasa
     SA......................................    287,721    6,739,628         0.3%
   Cia Hering SA.............................    340,090    8,444,487         0.3%
   Diagnosticos da America SA................    855,441    6,125,840         0.2%
   Duratex SA................................    920,162    5,406,612         0.2%
   Energias do Brazil SA.....................    899,806    6,273,600         0.3%
   Localiza Rent a Car SA....................    397,002    6,789,741         0.3%
   Lojas Renner SA...........................    273,700    8,697,117         0.3%
   PDG Realty SA Empreendimentos e
     Participacoes...........................  2,990,624    7,028,825         0.3%
   Raia Drogasil SA..........................    652,675    6,978,211         0.3%
   Sul America SA............................    710,007    5,833,074         0.2%
   Totvs SA..................................    453,100    8,795,058         0.3%
   Other Securities..........................             161,627,028         6.3%
                                                         ------------     -------
TOTAL BRAZIL.................................             245,630,447         9.6%
                                                         ------------     -------
CHILE -- (1.4%)
   Other Securities..........................              37,347,409         1.5%
                                                         ------------     -------
CHINA -- (13.7%)
   China Yurun Food Group, Ltd...............  4,855,000    6,165,530         0.3%
   Sino-Ocean Land Holdings, Ltd............. 11,976,054    5,554,987         0.2%
   Other Securities..........................             366,521,481        14.3%
                                                         ------------     -------
TOTAL CHINA..................................             378,241,998        14.8%
                                                         ------------     -------
HUNGARY -- (0.1%)
   Other Securities..........................               2,047,623         0.1%
                                                         ------------     -------
INDIA -- (7.5%)
   Other Securities..........................             205,571,846         8.0%
                                                         ------------     -------
INDONESIA -- (4.9%)
   PT AKR Corporindo Tbk..................... 12,025,200    5,383,620         0.2%
   PT Lippo Karawaci Tbk..................... 78,355,312    7,061,372         0.3%
   Other Securities..........................             123,604,124         4.8%
                                                         ------------     -------
TOTAL INDONESIA..............................             136,049,116         5.3%
                                                         ------------     -------
ISRAEL -- (0.0%)
   Other Securities..........................                 424,530         0.0%
                                                         ------------     -------
MALAYSIA -- (5.2%)
   Other Securities..........................             143,597,844         5.6%
                                                         ------------     -------
MEXICO -- (3.1%)
   Arca Continental S.A.B. de C.V............  3,053,562   15,532,765         0.6%
  *Industrias CH S.A.B. de C.V. Series B.....  1,191,908    5,407,802         0.2%
   Other Securities..........................              64,951,632         2.6%
                                                         ------------     -------
TOTAL MEXICO.................................              85,892,199         3.4%
                                                         ------------     -------
PHILIPPINES -- (2.2%)
   Universal Robina Corp.....................  3,594,015    5,521,960         0.2%
   Other Securities..........................              54,077,104         2.1%
                                                         ------------     -------
TOTAL PHILIPPINES............................              59,599,064         2.3%
                                                         ------------     -------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
POLAND -- (1.8%)
   Other Securities.............................           $   49,834,442         1.9%
                                                           --------------     -------
SOUTH AFRICA -- (8.2%)
   AECI, Ltd....................................   495,730      5,678,651         0.2%
   Aveng, Ltd................................... 1,789,905      9,123,898         0.3%
   AVI, Ltd..................................... 1,114,620      6,884,241         0.3%
   Clicks Group, Ltd............................ 1,119,781      6,751,531         0.3%
   JD Group, Ltd................................   983,807      6,189,984         0.2%
   Mr. Price Group, Ltd.........................   535,957      7,209,065         0.3%
  *Murray & Roberts Holdings, Ltd............... 2,030,019      7,453,617         0.3%
   Nampak, Ltd.................................. 2,360,530      6,840,454         0.3%
   Pretoria Portland Cement Co., Ltd............ 2,197,019      8,739,079         0.3%
  #PSG Group, Ltd...............................   742,484      5,648,609         0.2%
   Reunert, Ltd.................................   796,596      7,376,755         0.3%
 #*Sappi, Ltd................................... 2,011,862      7,299,674         0.3%
   Spar Group, Ltd. (The).......................   622,477      9,735,654         0.4%
   Tongaat-Hulett, Ltd..........................   629,016      8,491,680         0.3%
   Other Securities.............................              122,979,253         4.8%
                                                           --------------     -------
TOTAL SOUTH AFRICA..............................              226,402,145         8.8%
                                                           --------------     -------
SOUTH KOREA -- (13.8%)
   BS Financial Group, Inc......................   567,620      5,812,288         0.2%
   Cheil Worldwide, Inc.........................   380,705      6,606,016         0.3%
   DGB Financial Group, Inc.....................   507,673      5,909,426         0.2%
  #Hotel Shilla Co., Ltd........................   137,488      6,412,780         0.3%
   Hyosung Corp.................................   102,462      5,215,039         0.2%
   Hyundai Marine & Fire Insurance Co., Ltd.....   258,860      6,616,965         0.3%
  *Korea Investment Holdings Co., Ltd...........   161,460      5,539,689         0.2%
   Macquarie Korea Infrastructure Fund.......... 1,232,751      6,039,827         0.2%
  *Mando Corp...................................    52,791      8,407,030         0.3%
   ORION Corp...................................     7,607      6,024,751         0.2%
  #Samsung Techwin Co., Ltd.....................   112,863      6,864,773         0.3%
   Shinsegae Co., Ltd...........................    31,431      6,885,701         0.3%
   Woongjin Coway Co., Ltd......................   216,350      6,913,199         0.3%
  *Woori Investment & Securities Co., Ltd.......   578,522      5,667,723         0.2%
   Other Securities.............................              291,783,554        11.4%
                                                           --------------     -------
TOTAL SOUTH KOREA...............................              380,698,761        14.9%
                                                           --------------     -------
TAIWAN -- (13.4%)
   Other Securities.............................              370,031,188        14.4%
                                                           --------------     -------
THAILAND -- (3.7%)
   Other Securities.............................              101,172,960         4.0%
                                                           --------------     -------
TURKEY -- (2.7%)
   Other Securities.............................               75,070,300         2.9%
                                                           --------------     -------
TOTAL COMMON STOCKS.............................            2,497,611,872        97.5%
                                                           --------------     -------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.2%)
   Eletropaulo Metropolitana Eletricidade de
     Sao Paulo SA...............................   707,800     10,827,819         0.4%
  *Klabin SA.................................... 1,412,700      6,759,082         0.3%
   Marcopolo SA................................. 1,021,700      5,499,379         0.2%
   Other Securities.............................               38,134,778         1.5%
                                                           --------------     -------
TOTAL BRAZIL....................................               61,221,058         2.4%
                                                           --------------     -------
INDIA -- (0.0%)
   Other Securities.............................                  107,371         0.0%
                                                           --------------     -------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE++     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.......................................................              $      168,678             0.0%
                                                                                        -------------- ---------------
PHILIPPINES -- (0.0%)
   Other Securities.......................................................                          --             0.0%
                                                                                        -------------- ---------------
TOTAL PREFERRED STOCKS....................................................                  61,497,107             2.4%
                                                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.......................................................                      10,737             0.0%
                                                                                        -------------- ---------------
INDIA -- (0.0%)
   Other Securities.......................................................                      22,559             0.0%
                                                                                        -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.......................................................                       8,123             0.0%
                                                                                        -------------- ---------------
SOUTH KOREA -- (0.0%)
   Other Securities.......................................................                      43,215             0.0%
                                                                                        -------------- ---------------
THAILAND -- (0.0%)
   Other Securities.......................................................                     192,110             0.0%
                                                                                        -------------- ---------------
TURKEY -- (0.0%)
   Other Securities.......................................................                     346,240             0.0%
                                                                                        -------------- ---------------
TOTAL RIGHTS/WARRANTS.....................................................                     622,984             0.0%
                                                                                        -------------- ---------------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT        VALUE+
                                                                           ------------ --------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund........................................  197,000,000    197,000,000             7.7%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $720,703) to be repurchased at $706,576.......... $        707        706,572             0.0%
                                                                                        -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.......................................                 197,706,572             7.7%
                                                                                        -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,390,373,864)...................................................              $2,757,438,535           107.6%
                                                                                        ============== ===============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --     --              --
   Brazil..................... $245,601,951 $       28,496     --  $  245,630,447
   Chile......................   37,347,409             --     --      37,347,409
   China......................       72,115    378,169,883     --     378,241,998
   Hungary....................           --      2,047,623     --       2,047,623
   India......................    1,011,510    204,560,336     --     205,571,846
   Indonesia..................           --    136,049,116     --     136,049,116
   Israel.....................           --        424,530     --         424,530
   Malaysia...................           --    143,597,844     --     143,597,844
   Mexico.....................   85,609,845        282,354     --      85,892,199
   Philippines................           --     59,599,064     --      59,599,064
   Poland.....................           --     49,834,442     --      49,834,442
   South Africa...............           --    226,402,145     --     226,402,145
   South Korea................           --    380,698,761     --     380,698,761
   Taiwan.....................           --    370,031,188     --     370,031,188
   Thailand...................  101,075,299         97,661     --     101,172,960
   Turkey.....................           --     75,070,300     --      75,070,300
Preferred Stocks
   Brazil.....................   61,184,065         36,993     --      61,221,058
   India......................           --        107,371     --         107,371
   Malaysia...................           --        168,678     --         168,678
   Philippines................           --             --     --              --
Rights/Warrants
   Brazil.....................       10,737             --     --          10,737
   India......................           --         22,559     --          22,559
   Malaysia...................           --          8,123     --           8,123
   South Korea................           --         43,215     --          43,215
   Thailand...................           --        192,110     --         192,110
   Turkey.....................           --        346,240     --         346,240
Securities Lending Collateral.           --    197,706,572     --     197,706,572
                               ------------ -------------- ------  --------------
TOTAL......................... $531,912,931 $2,225,525,604     --  $2,757,438,535
                               ============ ============== ======  ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                          THE U.S.      THE DFA    THE JAPANESE THE ASIA PACIFIC
                                                                          LARGE CAP  INTERNATIONAL    SMALL          SMALL
                                                                            VALUE        VALUE       COMPANY        COMPANY
                                                                           SERIES       SERIES        SERIES         SERIES
                                                                         ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including $767,016, $1,116,551, $161,481 and
  $183,687 of securities on loan, respectively)......................... $10,142,405  $7,118,031    $1,703,722     $  964,138
Temporary Cash Investments at Value & Cost..............................      31,845          --            --             --
Collateral Received from Securities on Loan at Value & Cost.............         364         197            85             59
Affiliated Collateral Received from Securities on Loan at Value & Cost..     785,569   1,174,000       176,000        212,000
Foreign Currencies at Value.............................................          --      24,978           789          9,622
Cash....................................................................          --      18,001         1,564             --
Receivables:
   Investment Securities Sold...........................................      23,112      19,106         1,538            506
   Dividends, Interest and Tax Reclaims.................................       9,932      39,352        18,619          1,918
   Securities Lending Income............................................         604       2,958           236            325
   Fund Shares Sold.....................................................       1,481       2,585            --            229
Unrealized Gain on Foreign Currency Contracts...........................          --          25            --              4
Prepaid Expenses and Other Assets.......................................          14         188             3              1
                                                                         -----------  ----------    ----------     ----------
       Total Assets.....................................................  10,995,326   8,399,421     1,902,556      1,188,802
                                                                         -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     785,933   1,174,197       176,085        212,059
   Investment Securities Purchased......................................      41,572      27,304         1,399          3,452
   Fund Shares Redeemed.................................................         778         399            --             --
   Due to Advisor.......................................................         844       1,191           143             81
   Loan Payable.........................................................          --          --            --             60
Unrealized Loss on Foreign Currency Contracts...........................          --           9            --              4
Accrued Expenses and Other Liabilities..................................         504         412            58             72
                                                                         -----------  ----------    ----------     ----------
       Total Liabilities................................................     829,631   1,203,512       177,685        215,728
                                                                         -----------  ----------    ----------     ----------
NET ASSETS.............................................................. $10,165,695  $7,195,909    $1,724,871     $  973,074
                                                                         ===========  ==========    ==========     ==========
Investments at Cost..................................................... $ 7,709,892  $6,703,555    $1,746,562     $  920,343
                                                                         ===========  ==========    ==========     ==========
Foreign Currencies at Cost.............................................. $        --  $   24,804    $      784     $    9,598
                                                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                   THE UNITED     THE       THE
                                                                    KINGDOM   CONTINENTAL CANADIAN    THE     THE EMERGING
                                                                     SMALL       SMALL     SMALL    EMERGING    MARKETS
                                                                    COMPANY     COMPANY   COMPANY   MARKETS    SMALL CAP
                                                                     SERIES     SERIES     SERIES   SERIES*     SERIES*
                                                                   ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $8,132, $484,086, $199,711,
  $275,325 and $199,719 of securities on loan, respectively)...... $1,315,447 $2,091,206  $736,749 $2,783,383  $2,559,732
Collateral Received from Securities on Loan at Value & Cost.......      2,757        948       789        821         707
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................      6,000    510,000   210,000    231,000     197,000
Foreign Currencies at Value.......................................      2,468      8,956     1,397      3,077      13,942
Cash..............................................................        866        454       270     21,566       4,283
Receivables:
   Investment Securities Sold.....................................        152        773     6,312        162       1,312
   Dividends and Tax Reclaims.....................................      7,389      7,307       778      7,095       6,137
   Securities Lending Income......................................         22      1,357       181        452         496
   Fund Shares Sold...............................................         30          7        --      2,078         653
Unrealized Gain on Foreign Currency Contracts.....................         --         --        --         --           5
Prepaid Expenses and Other Assets.................................          2          4         2          4          99
                                                                   ---------- ----------  -------- ----------  ----------
       Total Assets...............................................  1,335,133  2,621,012   956,478  3,049,638   2,784,366
                                                                   ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................      8,757    510,948   210,789    231,821     197,707
   Investment Securities Purchased................................         --      1,410     5,428      9,865      23,043
   Fund Shares Redeemed...........................................         --         --        --        139          --
   Due to Advisor.................................................        108        174        61        233         408
Unrealized Loss on Foreign Currency Contracts.....................         --         --        --         --           1
Accrued Expenses and Other Liabilities............................         51        121       125        332          77
                                                                   ---------- ----------  -------- ----------  ----------
       Total Liabilities..........................................      8,916    512,653   216,403    242,390     221,236
                                                                   ---------- ----------  -------- ----------  ----------
NET ASSETS........................................................ $1,326,217 $2,108,359  $740,075 $2,807,248  $2,563,130
                                                                   ========== ==========  ======== ==========  ==========
Investments at Cost............................................... $1,132,891 $2,125,462  $792,408 $1,658,575  $2,192,667
                                                                   ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost........................................ $    2,426 $    8,916  $  1,406 $    3,061  $   13,911
                                                                   ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     THE ASIA
                                                THE U.S.     THE DFA    THE JAPANESE PACIFIC
                                                LARGE CAP INTERNATIONAL    SMALL      SMALL
                                                  VALUE       VALUE       COMPANY    COMPANY
                                                 SERIES      SERIES        SERIES     SERIES
                                                --------- ------------- ------------ --------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $0, $9,473, $1,493 and $403,
     respectively)............................. $103,969    $ 122,522     $ 19,895   $14,853
   Interest....................................       12            1           --        --
   Income from Securities Lending..............    5,560        6,168        1,257     1,606
                                                --------- ------------- ------------ --------
       Total Investment Income.................  109,541      128,691       21,152    16,459
                                                --------- ------------- ------------ --------
EXPENSES
   Investment Advisory Services Fees...........    4,868        6,964          805       458
   Accounting & Transfer Agent Fees............      458          333           86        55
   Custodian Fees..............................       50          628          163       217
   Shareholders' Reports.......................       24           18            4         2
   Directors'/Trustees' Fees & Expenses........       38           28            6         4
   Professional Fees...........................      189           84           17        11
   Other.......................................       56           53           10         7
                                                --------- ------------- ------------ --------
       Total Expenses..........................    5,683        8,108        1,091       754
                                                --------- ------------- ------------ --------
   Fees Paid Indirectly........................       --          (10)          (3)       (2)
                                                --------- ------------- ------------ --------
   Net Expenses................................    5,683        8,098        1,088       752
                                                --------- ------------- ------------ --------
   NET INVESTMENT INCOME (LOSS)................  103,858      120,593       20,064    15,707
                                                --------- ------------- ------------ --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................
     Investment Securities Sold................  223,634       99,828        7,185    41,529
     Foreign Currency Transactions.............       --         (798)        (160)       14
   Change in Unrealized Appreciation
     (Depreciation) of:........................
     Investment Securities and Foreign
       Currency................................  667,097     (142,403)     105,686     4,655
     Translation of Foreign Currency
       Denominated Amounts.....................       --          843          892      (123)
                                                --------- ------------- ------------ --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....  890,731      (42,530)     113,603    46,075
                                                --------- ------------- ------------ --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................... $994,589    $  78,063     $133,667   $61,782
                                                ========= ============= ============ ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                  THE UNITED     THE
                                                   KINGDOM   CONTINENTAL THE CANADIAN    THE      THE EMERGING
                                                    SMALL       SMALL       SMALL      EMERGING     MARKETS
                                                   COMPANY     COMPANY     COMPANY     MARKETS     SMALL CAP
                                                    SERIES     SERIES       SERIES      SERIES       SERIES
                                                  ---------- ----------- ------------ --------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $1, $3,744, $1,525, $2,288 and
     $1,532, respectively).......................  $ 18,094    $25,733     $  6,764   $ 22,386      $ 18,459
   Interest......................................        --          2           --         --            --
   Income from Securities Lending................       133      4,895        1,057      2,375         2,547
                                                   --------    -------     --------   --------      --------
          Total Investment Income................    18,227     30,630        7,821     24,761        21,006
                                                   --------    -------     --------   --------      --------
EXPENSES
   Investment Advisory Services Fees.............       591        991          367      1,304         2,108
   Accounting & Transfer Agent Fees..............        67        104           46        132           109
   Custodian Fees................................        51        395          104        896         1,111
   Shareholders' Reports.........................         3          6            2          6             5
   Directors'/Trustees' Fees & Expenses..........         4          8            3         10             8
   Professional Fees.............................        13         27            9         60            79
   Other.........................................         8         15            4         19            14
                                                   --------    -------     --------   --------      --------
          Total Expenses.........................       737      1,546          535      2,427         3,434
                                                   --------    -------     --------   --------      --------
   Fees Paid Indirectly..........................        (2)        (4)          (1)       (12)          (11)
                                                   --------    -------     --------   --------      --------
   Net Expenses..................................       735      1,542          534      2,415         3,423
                                                   --------    -------     --------   --------      --------
   NET INVESTMENT INCOME (LOSS)..................    17,492     29,088        7,287     22,346        17,583
                                                   --------    -------     --------   --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................     1,604      2,498       22,372     21,313        58,454
       Futures...................................        --         --           --         --          (389)
       Foreign Currency Transactions.............       (47)      (115)         147       (468)**     (1,287)**
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities and Foreign
         Currency................................   154,250     18,419      (29,936)    83,318        55,510
       Translation of Foreign Currency
         Denominated Amounts.....................        73       (216)          (7)       (34)          (80)
                                                   --------    -------     --------   --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......   155,880     20,586       (7,424)   104,129       112,208
                                                   --------    -------     --------   --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................  $173,372    $49,674     $   (137)  $126,475      $129,791
                                                   ========    =======     ========   ========      ========

--------
** Net of foreign capital gain taxes withheld of $13 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE U.S.                  THE DFA               THE JAPANESE
                                                         LARGE CAP VALUE        INTERNATIONAL VALUE         SMALL COMPANY
                                                             SERIES                    SERIES                  SERIES
                                                    ------------------------  -----------------------  ----------------------
                                                    SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                       ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                                     APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012          2011        2012         2011        2012        2011
                                                    -----------  -----------  ----------- -----------  ----------- ----------
                                                    (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   103,858  $   168,852  $  120,593  $   254,173  $   20,064  $   29,896
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     223,634      387,017      99,828      161,341       7,185      17,637
       Futures.....................................          --      (12,646)         --           --          --          --
       Foreign Currency Transactions...............          --           --        (798)         506        (160)         93
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     667,097      (74,679)   (142,403)  (1,021,735)    105,686      66,983
       Translation of Foreign Currency
         Denominated Amounts.......................          --           --         843         (517)        892        (598)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................     994,589      468,544      78,063     (606,232)    133,667     114,011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................     251,235    1,230,772     362,469      900,473     214,842     212,545
   Withdrawals.....................................    (415,236)  (1,180,609)   (200,530)    (257,967)   (126,453)    (35,341)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...............    (164,001)      50,163     161,939      642,506      88,389     177,204
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................     830,588      518,707     240,002       36,274     222,056     291,215
NET ASSETS
   Beginning of Period.............................   9,335,107    8,816,400   6,955,907    6,919,633   1,502,815   1,211,600
                                                    -----------  -----------  ----------  -----------  ----------  ----------
   End of Period................................... $10,165,695  $ 9,335,107  $7,195,909  $ 6,955,907  $1,724,871  $1,502,815
                                                    ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE ASIA PACIFIC      THE UNITED KINGDOM        THE CONTINENTAL
                                                             SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                                                 SERIES                 SERIES                  SERIES
                                                         ---------------------  ----------------------  ----------------------
                                                         SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                            ENDED      ENDED       ENDED      ENDED        ENDED      ENDED
                                                          APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                            2012        2011       2012        2011        2012        2011
                                                         ----------- ---------  ----------- ----------  ----------- ----------
                                                         (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........................  $ 15,707   $  36,987  $   17,492  $   42,984  $   29,088  $   61,832
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................    41,529      71,818       1,604      18,980       2,498      66,872
       Futures..........................................        --          --          --          --          --        (287)
       Foreign Currency Transactions....................        14         521         (47)         33        (115)       (576)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................     4,655    (158,023)    154,250     (66,130)     18,419    (377,057)
       Translation of Foreign Currency
         Denominated Amounts............................      (123)        109          73          53        (216)         52
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    61,782     (48,588)    173,372      (4,080)     49,674    (249,164)
                                                          --------   ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions........................................    67,061      80,765      38,857     125,970      75,437     225,654
   Withdrawals..........................................   (62,503)    (60,581)    (19,857)    (24,739)    (18,515)    (47,211)
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest....................     4,558      20,184      19,000     101,231      56,922     178,443
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets......................................    66,340     (28,404)    192,372      97,151     106,596     (70,721)
NET ASSETS
   Beginning of Period..................................   906,734     935,138   1,133,845   1,036,694   2,001,763   2,072,484
                                                          --------   ---------  ----------  ----------  ----------  ----------
   End of Period........................................  $973,074   $ 906,734  $1,326,217  $1,133,845  $2,108,359  $2,001,763
                                                          ========   =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               THE CANADIAN                                         THE EMERGING
                                               SMALL COMPANY            THE EMERGING              MARKETS SMALL CAP
                                                  SERIES               MARKETS SERIES                  SERIES
                                           --------------------  ------------------------    ------------------------
                                           SIX MONTHS    YEAR     SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                              ENDED     ENDED        ENDED        ENDED          ENDED        ENDED
                                            APRIL 30,  OCT. 31,    APRIL 30,     OCT. 31,      APRIL 30,     OCT. 31,
                                              2012       2011        2012          2011          2012          2011
                                           ----------- --------  -----------   ----------    -----------   ----------
                                           (UNAUDITED)            (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...........  $  7,287   $ 13,890  $   22,346    $   62,989    $   17,583    $   46,175
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........    22,372     38,405      21,313       103,456        58,454        29,751
       Futures............................        --         --          --            --          (389)           --
       Foreign Currency
         Transactions.....................       147       (110)       (468)**     (1,120)**     (1,287)**     (1,286)**
   Change in Unrealized
     Appreciation (Depreciation)
     of:..................................
       Investment Securities and
         Foreign Currency.................   (29,936)   (68,747)     83,318      (330,512)       55,510      (364,541)
       Translation of Foreign
         Currency Denominated
         Amounts..........................        (7)         4         (34)         (115)          (80)          (32)
   Change in Deferred Thailand
     Capital Gains Tax....................        --         --          --         4,428            --         3,997
                                            --------   --------  ----------    ----------    ----------    ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................      (137)   (16,558)    126,475      (160,874)      129,791      (285,936)
                                            --------   --------  ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions..........................    11,500    130,949     329,764       341,207       598,828       472,662
   Withdrawals............................    (7,550)   (41,851)    (88,972)     (269,845)      (40,415)     (193,156)
                                            --------   --------  ----------    ----------    ----------    ----------
          Net Increase (Decrease)
            from Transactions in
            Interest......................     3,950     89,098     240,792        71,362       558,413       279,506
                                            --------   --------  ----------    ----------    ----------    ----------
          Total Increase
            (Decrease) in Net
            Assets........................     3,813     72,540     367,267       (89,512)      688,204        (6,430)
NET ASSETS
   Beginning of Period....................   736,262    663,722   2,439,981     2,529,493     1,874,926     1,881,356
                                            --------   --------  ----------    ----------    ----------    ----------
   End of Period..........................  $740,075   $736,262  $2,807,248    $2,439,981    $2,563,130    $1,874,926
                                            ========   ========  ==========    ==========    ==========    ==========

--------
** Net of foreign capital gain taxes withheld of $13, $903, $87 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE U.S. LARGE CAP VALUE SERIES+
                                   ---------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012           2011        2010        2009          2008           2007         2006
-                                  -----------     ----------   ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................       10.72%(C)       5.69%       19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $10,165,695     $9,335,107   $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net
  Assets..........................        0.12%(B)       0.12%        0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to
  Average Net Assets..............        2.15%(B)       1.79%        2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........           6%(C)         14%          28%         29%         19%(C)            9%          13%

                                                                THE DFA INTERNATIONAL VALUE SERIES+
                                   ---------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012           2011        2010        2009          2008           2007         2006
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................        1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $ 7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252
Ratio of Expenses to Average Net
  Assets..........................        0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)                             0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Net Investment Income to
  Average Net Assets..............        3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)         3.04%        3.29%
Portfolio Turnover Rate...........           8%(C)          9%          20%         18%         16%(C)           16%           8%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                 THE JAPANESE SMALL COMPANY SERIES
                                   -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                     APRIL 30,      OCT. 31,    OCT 31,     OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                       2012           2011        2010        2009          2008           2007         2006
                                   -----------    ----------   ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Total Return......................       8.50%(C)      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%
                                   ----------     ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $1,724,871     $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722
Ratio of Expenses to Average Net
  Assets..........................       0.14%(B)       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)                            0.14%(B)       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Net Investment Income to
  Average Net Assets..............       2.51%(B)       2.07%        1.95%       2.15%       2.64%(B)        1.94%        1.68%
Portfolio Turnover Rate...........          2%(C)          5%          10%          7%         10%(C)           9%           9%

                                                               THE ASIA PACIFIC SMALL COMPANY SERIES
                                   -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                       2012           2011        2010        2009          2008           2007         2006
                                   -----------    ----------   ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Total Return......................       6.80%(C)      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%
                                   ----------     ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $  973,074     $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627
Ratio of Expenses to Average Net
  Assets..........................       0.17%(B)       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
Indirectly).......................       0.17%(B)       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Net Investment Income to
  Average Net Assets..............       3.45%(B)       3.78%        3.64%       4.00%       4.33%(B)        3.58%        4.19%
Portfolio Turnover Rate...........         11%(C)         17%          18%         23%         20%(C)          25%          14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE UNITED KINGDOM SMALL COMPANY SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................      14.99%(C)       0.20%       25.94%      43.51%     (50.77)%(C)       2.42%      44.80%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $1,326,217     $1,133,845   $1,036,694  $  770,472  $  555,390      $1,158,580  $1,117,826
Ratio of Expenses to Average Net
  Assets..........................       0.13%(B)       0.13%        0.13%       0.14%       0.12%(B)        0.12%       0.13%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.13%(B)       0.13%        0.13%       0.14%       0.12%(B)        0.12%       0.13%
Ratio of Net Investment Income to
  Average Net Assets..............       2.98%(B)       3.76%        2.86%       4.02%       3.79%(B)        2.72%       2.70%
Portfolio Turnover Rate...........          2%(C)          7%          15%         10%         25%(C)          12%          8%

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       2.36%(C)     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%      47.10%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $2,108,359     $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122  $1,875,194
Ratio of Expenses to Average Net
  Assets..........................       0.16%(B)       0.15%        0.15%       0.16%       0.14%(B)        0.14%       0.15%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.16%(B)       0.15%        0.15%       0.16%       0.14%(B)        0.14%       0.15%
Ratio of Net Investment Income to
  Average Net Assets..............       2.95%(B)       2.72%        2.24%       2.93%       3.49%(B)        2.16%       2.27%
Portfolio Turnover Rate...........          5%(C)         10%          12%          7%         18%(C)          12%          7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                          THE CANADIAN SMALL COMPANY SERIES
                                    ----------------------------------------------------------------------
                                                                                   PERIOD
                                    SIX MONTHS      YEAR      YEAR      YEAR      DEC. 1,          PERIOD
                                       ENDED       ENDED     ENDED     ENDED      2007 TO     APRIL 2, 2007(a)
                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,           TO
                                       2012         2011      2010      2009        2008       NOV. 30, 2007
                                    -----------   --------  --------  --------  --------      ----------------
                                    (UNAUDITED)
Total Return.......................      0.00%(C)     0.27%    43.17%    61.67%   (56.44)%(C)        10.20%(C)
                                     --------     --------  --------  --------  --------          --------
Net Assets, End of Period
  (thousands)......................  $740,075     $736,262  $663,722  $365,181  $232,873          $213,529
Ratio of Expenses to Average Net
  Assets...........................      0.15%(B)     0.14%     0.15%     0.17%     0.18%(B)          0.26%(B)(E)
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)......................      0.15%(B)     0.14%     0.15%     0.17%     0.18%(B)          0.26%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets...............      2.00%(B)     1.72%     1.05%     1.37%     0.97%(B)          0.47%(B)(E)
Portfolio Turnover Rate............        15%(C)       24%       10%       23%       21%(C)             6%(C)

                                                                   THE EMERGING MARKETS SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       4.68%(C)      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $2,807,248     $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net
  Assets..........................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to
  Average Net Assets..............       1.72%(B)       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate...........          2%(C)         16%          12%         14%         19%(C)           7%         11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE EMERGING MARKETS SMALL CAP SERIES
                                         --------------------------------------------------------------------------------------
                                                                                                PERIOD
                                          SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                             ENDED         ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                           APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                             2012           2011        2010        2009         2008         2007       2006
                                         -----------    ----------   ----------  ----------  --------      ----------  --------
                                          (UNAUDITED)
Total Return............................       6.16%(C)     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%
                                         ----------     ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands)... $2,563,130     $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529
Ratio of Expenses to Average Net
  Assets................................       0.33%(B)       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)......       0.33%(B)       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Net Investment Income to
  Average Net Assets....................       1.68%(B)       2.32%        2.16%       2.52%     3.07%(B)        1.94%     2.39%
Portfolio Turnover Rate.................          6%(C)         18%          15%         13%       19%(C)          16%       18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

DOMESTIC EQUITY PORTFOLIO            INTERNATIONAL EQUITY PORTFOLIOS
-------------------------        ----------------------------------------
The U.S. Large Cap Value Series  The DFA International Value Series
                                 The Japanese Small Company Series
                                 The Asia Pacific Small Company Series
                                 The United Kingdom Small Company Series
                                 The Continental Small Company Series
                                 The Canadian Small Company Series
                                 The Emerging Markets Series
                                 The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       The U.S. Large Cap Value Series............................. 0.10%
       The DFA International Value Series.......................... 0.20%
       The Japanese Small Company Series........................... 0.10%
       The Asia Pacific Small Company Series....................... 0.10%
       The United Kingdom Small Company Series..................... 0.10%
       The Continental Small Company Series........................ 0.10%
       The Canadian Small Company Series........................... 0.10%
       The Emerging Markets Series................................. 0.10%
       The Emerging Markets Small Cap Series....................... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       The DFA International Value Series.....................  $      10
       The Japanese Small Company Series......................          3
       The Asia Pacific Small Company Series..................          2
       The United Kingdom Small Company Series................          2
       The Continental Small Company Series...................          4
       The Canadian Small Company Series......................          1
       The Emerging Markets Series............................         12
       The Emerging Markets Small Cap Series..................         11

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

       The U.S. Large Cap Value Series............................. $252
       The DFA International Value Series..........................  195
       The Japanese Small Company Series...........................   42
       The Asia Pacific Small Company Series.......................   20
       The United Kingdom Small Company Series.....................   24
       The Continental Small Company Series                           49

       The Canadian Small Company Series........................... $  12
       The Emerging Markets Series.................................    67
       The Emerging Markets Small Cap Series.......................    36

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
        The U.S. Large Cap Value Series.............. $569,377  $633,876
        The DFA International Value Series...........  814,499   542,286
        The Japanese Small Company Series............  140,581    36,238
        The Asia Pacific Small Company Series........  123,610   100,462
        The United Kingdom Small Company Series......   59,992    28,651
        The Continental Small Company Series.........  180,325    94,336
        The Canadian Small Company Series............  113,050   112,568
        The Emerging Markets Series..................  292,057    44,140
        The Emerging Markets Small Cap Series........  716,874   128,648

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                         FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                            COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,527,971   $2,786,176    $(353,964)     $2,432,212
The DFA International Value Series......  7,879,341    1,169,037     (756,150)        412,887
The Japanese Small Company Series.......  1,923,944      227,705     (271,842)        (44,137)
The Asia Pacific Small Company Series...  1,135,735      249,937     (209,475)         40,462
The United Kingdom Small Company Series.  1,146,238      371,600     (193,634)        177,966
The Continental Small Company Series....  2,637,767      464,521     (500,134)        (35,613)
The Canadian Small Company Series.......  1,003,197      114,416     (170,075)        (55,659)
The Emerging Markets Series.............  1,892,365    1,193,818      (70,979)      1,122,839
The Emerging Markets Small Cap Series...  2,403,986      601,764     (248,311)        353,453

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                         LOCATION ON THE STATEMENTS   EQUITY
                                               OF OPERATIONS         CONTRACTS
                                         --------------------------  ---------
 The Emerging Markets Small Cap Series*. Net Realized Gain (Loss)
                                           on Futures                  $(389)

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF  INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE       DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING INCURRED   THE PERIOD
                                         ------------- ------------ ----------- -------- ---------------
The U.S. Large Cap Value Series.........     0.86%       $14,147        27        $ 9        $58,537
The DFA International Value Series......     0.82%        15,357         4          1         15,549
The Japanese Small Company Series.......     0.86%           994         3         --          1,800
The Asia Pacific Small Company Series...     0.84%           834        12         --          2,385
The United Kingdom Small Company Series.     0.86%         2,542         1         --          2,542
The Continental Small Company Series....     0.90%            85         1         --             85
The Canadian Small Company Series.......     0.79%           121         1         --            121
The Emerging Markets Series.............     0.83%         4,772         9          1          8,236
The Emerging Markets Small Cap Series...     0.83%         1,600        23          1          5,484

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   At April 30, 2012, The Asia Pacific Small Company Series had a loan outstanding in the amount of $60 ( in thousands).

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $59,527 and $26,058, respectively (in thousands). Each Series with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLE

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/11  04/30/12    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
Actual Fund Return...................... $1,000.00 $1,025.67    0.19%    $0.96
Hypothetical 5% Annual Return........... $1,000.00 $1,023.92    0.19%    $0.96

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND

      Consumer Discretionary......................................   7.2%
      Consumer Staples............................................   6.8%
      Energy......................................................  16.3%
      Financials..................................................  31.5%
      Health Care.................................................   0.6%
      Industrials.................................................  11.0%
      Information Technology......................................   7.0%
      Materials...................................................  16.2%
      Other.......................................................    --
      Telecommunication Services..................................   1.7%
      Utilities...................................................   1.7%
                                                                   -----
                                                                   100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                SHARES       VALUE++     OF NET ASSETS**
                                              ----------- -------------- ---------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (6.8%)
   Banco Santander Brasil SA ADR.............  15,229,140 $  122,899,160             0.8%
   BM&F Bovespa SA...........................  30,436,745    170,055,523             1.0%
  *JBS SA....................................  16,156,777     63,316,698             0.4%
   Petroleo Brasileiro SA ADR................  12,594,248    296,468,598             1.8%
   Other Securities..........................                494,614,804             3.1%
                                                          -------------- ---------------
TOTAL BRAZIL.................................              1,147,354,783             7.1%
                                                          -------------- ---------------
CHILE -- (1.7%)
   Empresas CMPC SA..........................  17,015,840     69,943,486             0.4%
   Enersis SA Sponsored ADR..................   3,277,418     66,433,263             0.4%
   Other Securities..........................                153,719,937             1.0%
                                                          -------------- ---------------
TOTAL CHILE..................................                290,096,686             1.8%
                                                          -------------- ---------------
CHINA -- (14.4%)
   Bank of China, Ltd. Series H.............. 833,879,331    347,245,478             2.1%
   Bank of Communications Co., Ltd. Series H.  95,486,574     73,601,691             0.4%
   China Citic Bank Corp., Ltd. Series H.....  95,111,716     60,264,803             0.4%
   China Coal Energy Co., Ltd. Series H......  50,458,000     57,647,687             0.4%
   China Communications Construction Co.,
     Ltd. Series H...........................  65,814,327     65,577,521             0.4%
   China Construction Bank Corp. Series H.... 153,591,940    119,391,468             0.7%
   China Petroleum & Chemical Corp. ADR......     993,796    104,815,664             0.6%
   China Petroleum & Chemical Corp. Series H. 116,064,289    123,273,143             0.8%
   China Unicom Hong Kong, Ltd. ADR..........   7,316,862    127,167,062             0.8%
   Other Securities..........................              1,356,813,081             8.4%
                                                          -------------- ---------------
TOTAL CHINA..................................              2,435,797,598            15.0%
                                                          -------------- ---------------
CZECH REPUBLIC -- (0.3%)
   Other Securities..........................                 49,154,936             0.3%
                                                          -------------- ---------------
HUNGARY -- (0.5%)
  #OTP Bank P.L.C............................   3,721,253     65,232,464             0.4%
   Other Securities..........................                 26,872,251             0.2%
                                                          -------------- ---------------
TOTAL HUNGARY................................                 92,104,715             0.6%
                                                          -------------- ---------------
INDIA -- (7.4%)
   ICICI Bank, Ltd. Sponsored ADR............   3,805,302    128,961,685             0.8%
   Reliance Industries, Ltd..................  17,003,711    239,838,476             1.5%
   State Bank of India.......................   1,545,488     62,445,740             0.4%
   Other Securities..........................                812,419,531             5.0%
                                                          -------------- ---------------
TOTAL INDIA..................................              1,243,665,432             7.7%
                                                          -------------- ---------------
INDONESIA -- (3.5%)
   Other Securities..........................                592,824,207             3.7%
                                                          -------------- ---------------
ISRAEL -- (0.0%)
   Other Securities..........................                  1,299,165             0.0%
                                                          -------------- ---------------
MALAYSIA -- (3.3%)
   Other Securities..........................                554,592,983             3.4%
                                                          -------------- ---------------
MEXICO -- (6.0%)
  #Alfa S.A.B. de C.V. Series A..............   5,139,702     73,528,876             0.5%
 #*Cemex S.A.B. de C.V. Sponsored ADR........  16,022,635    115,843,653             0.7%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................   2,490,634    202,388,919             1.2%
  #Grupo Financiero Banorte S.A.B. de C.V.
   Series O..................................  22,310,546    107,904,943             0.7%
  #Grupo Mexico S.A.B. de C.V. Series B......  26,180,390     80,675,947             0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ----------- --------------- ---------------
MEXICO -- (Continued)
   Other Securities..........................             $   439,867,033             2.7%
                                                          --------------- ---------------
TOTAL MEXICO.................................               1,020,209,371             6.3%
                                                          --------------- ---------------
PHILIPPINES -- (1.0%)
   Other Securities..........................                 175,851,519             1.1%
                                                          --------------- ---------------
POLAND -- (1.4%)
  *Polski Koncern Naftowy Orlen SA...........   5,310,008      61,948,983             0.4%
   Other Securities..........................                 182,683,598             1.1%
                                                          --------------- ---------------
TOTAL POLAND.................................                 244,632,581             1.5%
                                                          --------------- ---------------
RUSSIA -- (5.3%)
   Gazprom OAO Sponsored ADR.................  58,748,711     680,431,219             4.2%
   Lukoil OAO Sponsored ADR..................   2,457,775     151,205,336             0.9%
   Other Securities..........................                  68,176,891             0.4%
                                                          --------------- ---------------
TOTAL RUSSIA.................................                 899,813,446             5.5%
                                                          --------------- ---------------
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd...........................   4,420,483      90,001,079             0.6%
   Gold Fields, Ltd. Sponsored ADR...........  10,046,461     129,297,953             0.8%
  #Nedbank Group, Ltd........................   3,077,486      66,994,683             0.4%
   Sanlam, Ltd...............................  28,905,406     124,168,567             0.8%
   Standard Bank Group, Ltd..................  13,694,294     201,004,421             1.2%
 #*Steinhoff International Holdings, Ltd.....  17,439,135      63,637,784             0.4%
   Other Securities..........................                 662,771,585             4.1%
                                                          --------------- ---------------
TOTAL SOUTH AFRICA...........................               1,337,876,072             8.3%
                                                          --------------- ---------------
SOUTH KOREA -- (13.6%)
   Hana Financial Group, Inc.................   3,069,704     104,649,730             0.7%
   Hyundai Motor Co., Ltd....................     458,961     108,347,054             0.7%
  #Hyundai Steel Co..........................     924,376      79,974,859             0.5%
   KB Financial Group, Inc...................   2,001,533      67,718,011             0.4%
   KB Financial Group, Inc. ADR..............   3,186,196     108,107,630             0.7%
  #LG Electronics, Inc.......................   1,425,419      87,946,865             0.5%
   POSCO.....................................     530,457     175,729,000             1.1%
  #POSCO ADR.................................   1,618,522     134,741,956             0.8%
  #Samsung SDI Co., Ltd......................     500,681      71,743,028             0.4%
   Shinhan Financial Group Co., Ltd..........   4,297,929     149,165,528             0.9%
   Other Securities..........................               1,205,080,019             7.5%
                                                          --------------- ---------------
TOTAL SOUTH KOREA............................               2,293,203,680            14.2%
                                                          --------------- ---------------
TAIWAN -- (12.1%)
   Fubon Financial Holding Co., Ltd..........  56,944,063      58,912,800             0.4%
   Mega Financial Holding Co., Ltd........... 111,460,765      87,632,600             0.5%
  #United Microelectronics Corp.............. 178,956,681      93,607,454             0.6%
   Other Securities..........................               1,800,928,880            11.1%
                                                          --------------- ---------------
TOTAL TAIWAN.................................               2,041,081,734            12.6%
                                                          --------------- ---------------
THAILAND -- (2.7%)
   Other Securities..........................                 456,069,867             2.8%
                                                          --------------- ---------------
TURKEY -- (1.9%)
   Other Securities..........................                 320,819,624             2.0%
                                                          --------------- ---------------
TOTAL COMMON STOCKS..........................              15,196,448,399            93.9%
                                                          --------------- ---------------
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
  #Gerdau SA Sponsored ADR...................   8,373,239      78,624,714             0.5%
   Petroleo Brasileiro SA....................   7,002,801      77,443,562             0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
BRAZIL -- (Continued)
   Petroleo Brasileiro SA ADR................................ 15,231,358 $337,526,893       2.1%
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A. 11,752,415   67,389,186       0.4%
   Other Securities..........................................             182,854,016       1.1%
                                                                         ------------ ---------------
TOTAL BRAZIL.................................................             743,838,371       4.6%
                                                                         ------------ ---------------
INDIA -- (0.0%)
   Other Securities..........................................                 140,419       0.0%
                                                                         ------------ ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................................                 540,578       0.0%
                                                                         ------------ ---------------
TOTAL PREFERRED STOCKS.......................................             744,519,368       4.6%
                                                                         ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................................                  80,835       0.0%
                                                                         ------------ ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................................                      --       0.0%
                                                                         ------------ ---------------
TURKEY -- (0.0%)
   Other Securities..........................................               1,708,738       0.0%
                                                                         ------------ ---------------
TOTAL RIGHTS/WARRANTS........................................               1,789,573       0.0%
                                                                         ------------ ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT         VALUE+
                                              ------------ ---------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@DFA Short Term Investment Fund...........  972,000,000     972,000,000       6.0%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $5,531,741) to be repurchased
     at $5,423,307........................... $      5,423       5,423,275       0.1%
                                                           --------------- ---------
TOTAL SECURITIES LENDING COLLATERAL..........                  977,423,275       6.1%
                                                           --------------- ---------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,500,480,604).....................              $16,920,180,615     104.6%
                                                           =============== =========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                               -------------- --------------- -------- ---------------
Common Stocks
   Brazil..................... $1,147,354,783              --       -- $ 1,147,354,783
   Chile......................    290,096,686              --       --     290,096,686
   China......................    248,294,129 $ 2,187,503,469       --   2,435,797,598
   Czech Republic.............             --      49,154,936       --      49,154,936
   Hungary....................             --      92,104,715       --      92,104,715
   India......................    151,486,931   1,092,178,501       --   1,243,665,432
   Indonesia..................             --     592,824,207       --     592,824,207
   Israel.....................             --       1,299,165       --       1,299,165
   Malaysia...................             --     554,592,983       --     554,592,983
   Mexico.....................  1,019,580,797         628,574       --   1,020,209,371
   Philippines................             --     175,851,519       --     175,851,519
   Poland.....................             --     244,632,581       --     244,632,581
   Russia.....................             --     899,813,446       --     899,813,446
   South Africa...............    194,958,648   1,142,917,424       --   1,337,876,072
   South Korea................    344,696,241   1,948,507,439       --   2,293,203,680
   Taiwan.....................     41,023,343   2,000,058,391       --   2,041,081,734
   Thailand...................    456,069,867              --       --     456,069,867
   Turkey.....................             --     320,819,624       --     320,819,624
Preferred Stocks
   Brazil.....................    743,838,371              --       --     743,838,371
   India......................             --         140,419       --         140,419
   Malaysia...................             --         540,578       --         540,578
Rights/Warrants
   Brazil.....................         80,835              --       --          80,835
   Malaysia...................             --              --       --              --
   Turkey.....................             --       1,708,738       --       1,708,738
Securities Lending Collateral.             --     977,423,275       --     977,423,275
                               -------------- --------------- -------- ---------------
TOTAL......................... $4,637,480,631 $12,282,699,984       -- $16,920,180,615
                               ============== =============== ======== ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,163,602 of securities on loan)*...... $15,942,758
Collateral Received from Securities on Loan at Value & Cost.............       5,423
Affiliated Collateral Received from Securities on Loan at Value & Cost..     972,000
Foreign Currencies at Value.............................................      54,198
Cash....................................................................     100,538
Receivables:
   Investment Securities Sold...........................................       3,582
   Dividends, Interest and Tax Reclaims.................................      28,762
   Fund Shares Sold.....................................................      96,385
   Securities Lending Income............................................       2,372
Prepaid Expenses and Other Assets.......................................          30
                                                                         -----------
       Total Assets.....................................................  17,206,048
                                                                         -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     977,423
   Investment Securities Purchased......................................      43,094
   Fund Shares Redeemed.................................................           3
   Due to Advisor.......................................................       1,351
Accrued Expenses and Other Liabilities..................................       1,926
                                                                         -----------
       Total Liabilities................................................   1,023,797
                                                                         -----------
NET ASSETS.............................................................. $16,182,251
                                                                         ===========
Investments at Cost..................................................... $15,523,058
                                                                         ===========
Foreign Currencies at Cost.............................................. $    54,204
                                                                         ===========

--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $11,511)............... $112,936
   Interest...........................................................        1
   Income from Securities Lending.....................................   12,680
                                                                       --------
          Total Investment Income.....................................  125,617
                                                                       --------
EXPENSES
   Investment Advisory Services Fees..................................    7,555
   Accounting & Transfer Agent Fees...................................      706
   Custodian Fees.....................................................    5,696
   Shareholders' Reports..............................................       34
   Directors'/Trustees' Fees & Expenses...............................       55
   Professional Fees..................................................      211
   Other..............................................................      126
                                                                       --------
          Total Expenses..............................................   14,383
                                                                       --------
   Fees Paid Indirectly...............................................      (47)
                                                                       --------
   Net Expenses.......................................................   14,336
                                                                       --------
   NET INVESTMENT INCOME (LOSS).......................................  111,281
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:.......................................
       Investment Securities Sold.....................................  191,323
       Foreign Currency Transactions..................................   (2,880)**
   Change in Unrealized Appreciation (Depreciation) of:...............
       Investment Securities and Foreign Currency.....................   90,429
       Translation of Foreign Currency Denominated Amounts............      (86)
                                                                       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................  278,786
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $390,067
                                                                       ========

--------
** Net of foreign capital gain taxes withheld of $314.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS         YEAR
                                                                                      ENDED          ENDED
                                                                                    APRIL 30,       OCT. 31,
                                                                                      2012            2011
                                                                                  -----------    -----------
                                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   111,281    $   320,817
   Net Realized Gain (Loss) on:..................................................
       Investment Securities Sold................................................     191,323        201,891
       Foreign Currency Transactions.............................................      (2,880)**      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:..........................
       Investment Securities and Foreign Currency................................      90,429     (2,901,288)
       Translation of Foreign Currency Denominated Amounts.......................         (86)            (7)
   Change in Deferred Thailand Capital Gains Tax.................................          --         16,303
                                                                                  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     390,067     (2,365,956)
                                                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................................................   2,315,125      5,059,674
   Withdrawals...................................................................    (526,520)      (608,094)
                                                                                  -----------    -----------
          Net Increase (Decrease) from Transactions in Interest..................   1,788,605      4,451,580
                                                                                  -----------    -----------
          Total Increase (Decrease) in Net Assets................................   2,178,672      2,085,624
NET ASSETS
   Beginning of Period...........................................................  14,003,579     11,917,955
                                                                                  -----------    -----------
   End of Period................................................................. $16,182,251    $14,003,579
                                                                                  ===========    ===========

--------
**  Net of foreign capital gain taxes withheld of $314 and $1,707, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS        YEAR          YEAR        YEAR         PERIOD          YEAR        YEAR
                                     ENDED         ENDED         ENDED       ENDED      DEC. 1, 2007      ENDED       ENDED
                                   APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                     2012           2011          2010        2009      OCT. 31, 2008      2007        2006
                                -----------     -----------   -----------  ----------  -------------    ----------  ----------
                                  (UNAUDITED)
Total Return...................        2.57%(C)      (14.47%)       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%
                                -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period
  (thousands).................. $16,182,251     $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912
Ratio of Expenses to Average
  Net Assets...................        0.19%(B)        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly).............        0.19%(B)        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Net Investment Income
  to Average Net Assets........        1.48%(B)        2.29%         1.81%       2.17%        3.19%(B)        2.50%       2.57%
Portfolio Turnover Rate........           3%(C)           5%           15%         20%          14%(C)          14%          9%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

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

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $245 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2012, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were $47 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

         Purchases......................................... $2,237,562
         Sales.............................................    470,068

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------   ------------ -------------- --------------
             $16,514,273  $2,709,235    $(2,303,327)    $405,908

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Fund had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
        ------------- ------------ ------------ -------- ---------------
            0.86%       $26,041         19        $12        $71,121

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2012.

H. SECURITIES LENDING:

   As of April 30, 2012, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $280,471 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

LOGO                                                          DFA043012-001S

                                                             [DIMENSIONAL LOGO]





SEMI-ANNUAL REPORT
--------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book to Market Portfolio

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

[-s- David G. Booth]

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses.............................................................   2
   Disclosure of Portfolio Holdings........................................................   3
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio.........................................   4
       LWAS/DFA Two-Year Fixed Income Portfolio............................................   5
       LWAS/DFA Two-Year Government Portfolio..............................................   7
   Statements of Assets and Liabilities....................................................   8
   Statements of Operations................................................................  10
   Statements of Changes in Net Assets.....................................................  11
   Financial Highlights....................................................................  12
   Notes to Financial Statements...........................................................  14
DFA INVESTMENT DIMENSIONS GROUP INC.--LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
   Disclosure of Fund Expenses.............................................................  21
   Disclosure of Portfolio Holdings........................................................  22
   Schedule of Investments.................................................................  23
   Statement of Assets and Liabilities.....................................................  24
   Statement of Operations.................................................................  25
   Statements of Changes in Net Assets.....................................................  26
   Financial Highlights....................................................................  27
   Notes to Financial Statements...........................................................  28
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses.............................................................  33
   Disclosure of Portfolio Holdings........................................................  34
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series.....................................................  35
       The DFA International Value Series..................................................  38
   Statements of Assets and Liabilities....................................................  42
   Statements of Operations................................................................  43
   Statements of Changes in Net Assets.....................................................  44
   Financial Highlights....................................................................  45
   Notes to Financial Statements...........................................................  46
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................................  54
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS...........................................  55

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

ADR       American Depositary Receipt
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
P.L.C.    Public Limited Company

Investment Footnotes

+         See Note B to Financial Statements.
++        Securities have generally been fair valued. See Note B to Financial
          Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-income Producing Securities.
*         Non-Income Producing Securities.
#         Total or Partial Securities on Loan.
@         Security purchased with cash proceeds from Securities on Loan.
(r)       The adjustable rate shown is effective as of April 30, 2012.
(S)       Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

(A)       Computed using average shares outstanding.
(B)       Annualized
(C)       Non-Annualized
(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--        Amounts designated as -- are either zero or rounded to zero.
RIC       Registered Investment Company
SEC       Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                         SIX MONTHS ENDED APRIL 30, 2012
EXPENSE TABLES
                                               BEGINNING  ENDING                EXPENSES
                                                ACCOUNT  ACCOUNT     ANNUALIZED   PAID
                                                 VALUE    VALUE       EXPENSE    DURING
                                               11/01/11  04/30/12      RATIO*   PERIOD*
                                               --------- ---------   ---------- --------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,105.84      0.36%    $1.88
Hypothetical 5% Annual Return................. $1,000.00 $1,023.07      0.36%    $1.81

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,003.60      0.31%    $1.54
Hypothetical 5% Annual Return................. $1,000.00 $1,023.32      0.31%    $1.56

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
--------------------------------------
Actual Fund Return............................ $1,000.00 $1,004.22      0.29%    $1.45
Hypothetical 5% Annual Return................. $1,000.00 $1,023.42      0.29%    $1.46

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                             AFFILIATED
                                                             INVESTMENT
                                                              COMPANY
                                                             ----------
LWAS/DFA U.S. High Book to Market Portfolio.................   100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Corporate...................................................  15.3%
Government..................................................  53.4%
Foreign Corporate...........................................  17.6%
Foreign Government..........................................  11.1%
Supranational...............................................   2.6%
                                                             -----
Total....................................................... 100.0%

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Government.................................................. 100.0%
                                                             -----
Total....................................................... 100.0%


                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                             VALUE+
                                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust
  Company................................................................. $63,931,124
                                                                           -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $44,771,525)................................................. $63,931,124
                                                                           ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT    VALUE+
                                                        ------- -----------
                                                         (000)
AGENCY OBLIGATIONS -- (53.4%)
Federal Home Loan Bank
   0.375%, 11/27/13.................................... $ 2,150 $ 2,152,268
   3.125%, 12/13/13....................................   2,200   2,299,713
   2.375%, 03/14/14....................................  15,300  15,880,573
Federal Home Loan Mortgage Corporation
   0.625%, 12/23/13....................................   2,300   2,310,557
   1.375%, 02/25/14....................................   1,200   1,222,926
   0.375%, 02/27/14....................................   5,000   5,003,820
Federal National Mortgage Association
   1.125%, 09/30/13....................................   2,700   2,731,717
   0.750%, 12/18/13....................................  13,200  13,300,109
   2.750%, 03/13/14....................................   1,000   1,044,867
   4.125%, 04/15/14....................................   1,700   1,825,105
                                                                -----------
TOTAL AGENCY OBLIGATIONS...............................          47,771,655
                                                                -----------
BONDS -- (44.0%)
Bank of Nova Scotia
   2.250%, 01/22/13....................................   2,000   2,023,472
Berkshire Hathaway Finance Corp.
   5.000%, 08/15/13....................................   1,000   1,056,276
BNP Paribas SA
   2.125%, 12/21/12....................................   2,100   2,103,303
European Investment Bank
   1.250%, 02/14/14....................................   2,300   2,320,916
General Electric Capital Corp.
   5.400%, 09/20/13....................................   2,000   2,124,556
Japan Finance Corp.
   1.500%, 07/06/12....................................     700     701,030
   2.125%, 11/05/12....................................   1,600   1,610,782
JPMorgan Chase & Co.
   2.050%, 01/24/14....................................   1,000   1,018,045
Kreditanstalt fur Wiederaufbau
   1.500%, 04/04/14....................................   1,800   1,831,527
Landwirtschaftliche Rentenbank
   3.250%, 03/15/13....................................   1,000   1,024,038
Manitoba, Province of Canada
   1.375%, 04/28/14....................................   1,000   1,016,132
National Australia Bank Floating Rate Note
   (r) 1.656%, 02/14/14................................   2,000   2,008,796
Nordea Bank Finland P.L.C. Floating Rate Note
   (r) 0.909%, 04/05/13................................   2,000   2,000,138
Oesterreichische Kontrollbank AG
   1.375%, 01/21/14....................................     500     504,076
Ontario Electricity Financial Corp.
   7.450%, 03/31/13....................................   2,000   2,121,338
Ontario, Province of Canada
   1.375%, 01/27/14....................................   1,000   1,013,133
Rabobank Nederland NV
   1.850%, 01/10/14....................................   1,000   1,010,107
Rabobank Nederland NV Floating Rate Note
   (r) 0.846%, 01/17/14................................     500     500,496
Royal Bank of Canada
   2.100%, 07/29/13....................................     500     510,167
   1.125%, 01/15/14....................................   1,500   1,510,955
Sanofi-Aventis SA
   1.625%, 03/28/14....................................   2,000   2,041,326
Svenska Handelsbanken Floating Rate Note
   (r) 0.989%, 08/30/13................................   2,000   1,999,790
Toyota Motor Credit Corp.
   1.900%, 12/05/12....................................     500     503,986
   1.375%, 08/12/13....................................   1,600   1,618,750
U.S. Bancorp
   2.000%, 06/14/13....................................     800     813,203
Wal-Mart Stores, Inc.
   4.550%, 05/01/13....................................   2,250   2,342,149
Wells Fargo & Co.
   5.250%, 10/23/12....................................   1,150   1,173,848
   4.375%, 01/31/13....................................     900     925,336
                                                                -----------
TOTAL BONDS............................................          39,427,671
                                                                -----------
COMMERCIAL PAPER -- (2.2%)
Standard Chartered Bank
   0.431%, 07/19/12....................................   2,000   1,998,147
                                                                -----------

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   SHARES   VALUE+
                                                   ------- --------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio
     -- Institutional Shares...................... 336,148 $336,148
                                                           --------

                                                               VALUE+
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $ 89,401,283)....................................... $89,533,621
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                    -------- ----------- ------- -----------
Agency Obligations.................       -- $47,771,655     --  $47,771,655
Bonds..............................       --  39,427,671     --   39,427,671
Commercial Paper...................       --   1,998,147     --    1,998,147
Temporary Cash Investments......... $336,148          --     --      336,148
                                    -------- ----------- ------  -----------
TOTAL.............................. $336,148 $89,197,473     --  $89,533,621
                                    ======== =========== ======  ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                    FACE
                                                   AMOUNT     VALUE+
                                                   ------- ------------
                                                    (000)
AGENCY OBLIGATIONS -- (99.5%)
Federal Home Loan Bank
   1.000%, 09/13/13............................... $ 8,700 $  8,784,216
   4.500%, 09/16/13...............................  10,000   10,577,220
   3.625%, 10/18/13...............................  32,500   34,068,710
   0.375%, 11/27/13...............................  34,000   34,035,870
   4.875%, 11/27/13...............................   2,400    2,572,181
   3.125%, 12/13/13...............................  18,210   19,035,350
   0.875%, 12/27/13...............................  29,500   29,772,108
   2.375%, 03/14/14...............................  18,000   18,683,028
                                                           ------------
TOTAL AGENCY OBLIGATIONS..........................          157,528,683
                                                           ------------

                                                   SHARES
                                                   -------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds FedFund Portfolio.... 812,642      812,642
                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $158,033,625).............................         $158,341,325
                                                           ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------
                                 LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                 -------- ------------ ------- ------------
Agency Obligations..............       -- $157,528,683     --  $157,528,683
Temporary Cash Investments...... $812,642           -- --           812,642
                                 -------- ------------ ------  ------------
TOTAL........................... $812,642 $157,528,683 --      $158,341,325
                                 ======== ============ ======  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (Affiliated Investment Company) at
  Value.......................................................... $     63,931
Receivables:
   Affiliated Investment Company Sold............................            3
Prepaid Expenses and Other Assets................................           11
                                                                  ------------
       Total Assets..............................................       63,945
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................            3
   Due to Advisor................................................            1
Accrued Expenses and Other Liabilities...........................           17
                                                                  ------------
       Total Liabilities.........................................           21
                                                                  ------------
NET ASSETS....................................................... $     63,924
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................    4,884,136
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $      13.09
                                                                  ============
Investment in Affiliated Investment Company at Cost.............. $     44,771
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $     50,270
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          146
Accumulated Net Realized Gain (Loss).............................       (5,652)
Net Unrealized Appreciation (Depreciation).......................       19,160
                                                                  ------------
NET ASSETS....................................................... $     63,924
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  300,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       LWAS/DFA     LWAS/DFA
                                                                       TWO-YEAR     TWO-YEAR
                                                                     FIXED INCOME  GOVERNMENT
                                                                      PORTFOLIO    PORTFOLIO
                                                                     ------------ ------------
ASSETS:
Investments at Value................................................ $     89,197 $    157,529
Temporary Cash Investments at Value & Cost..........................          336          812
Receivables:
   Investment Securities Sold.......................................        1,019           --
   Interest.........................................................          346          578
   Fund Shares Sold.................................................           --           10
Prepaid Expenses and Other Assets...................................           12           10
                                                                     ------------ ------------
       Total Assets.................................................       90,910      158,939
                                                                     ------------ ------------
LIABILITIES:
Payables:
   Investment Securities Purchased..................................        1,017           --
   Fund Shares Redeemed.............................................            3          178
   Due to Advisor...................................................           11           20
Accrued Expenses and Other Liabilities..............................           18           32
                                                                     ------------ ------------
       Total Liabilities............................................        1,049          230
                                                                     ------------ ------------
NET ASSETS.......................................................... $     89,861 $    158,709
                                                                     ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    8,939,760   15,938,317
                                                                     ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............ $      10.05 $       9.96
                                                                     ============ ============
Investments at Cost................................................. $     89,065 $    157,221
                                                                     ------------ ------------
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $     89,333 $    157,507
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income)...............................................           54           45
Accumulated Net Realized Gain (Loss)................................          342          849
Net Unrealized Appreciation (Depreciation)..........................          132          308
                                                                     ------------ ------------
NET ASSETS.......................................................... $     89,861 $    158,709
                                                                     ============ ============
(1) NUMBER OF SHARES AUTHORIZED.....................................  300,000,000  300,000,000
                                                                     ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                             LWAS/DFA      LWAS/DFA    LWAS/DFA
                                                            U.S. HIGH      TWO-YEAR    TWO-YEAR
                                                          BOOK TO MARKET FIXED INCOME GOVERNMENT
                                                            PORTFOLIO*    PORTFOLIO   PORTFOLIO
                                                          -------------- ------------ ----------
INVESTMENT INCOME
   Dividends.............................................     $  676           --          --
   Interest..............................................         --        $ 335       $ 423
   Income from Securities Lending........................         36           --          --
   Expenses Allocated from Affiliated Investment
     Company.............................................        (37)          --          --
                                                              ------        -----       -----
          Total Investment Income........................        675          335         423
                                                              ------        -----       -----
EXPENSES
   Investment Advisory Services Fees.....................         --           68         125
   Administrative Services Fees..........................          3           --          --
   Accounting & Transfer Agent Fees......................          7           15          19
   Shareholder Servicing Fees............................         47           36          66
   Filing Fees...........................................         10           10          15
   Shareholders' Reports.................................          5            6          12
   Directors'/Trustees' Fees & Expenses..................         --           --           1
   Custodian Fees........................................         --            1           1
   Professional Fees.....................................          2            2           4
   Other.................................................          1            1           1
                                                              ------        -----       -----
          Total Expenses.................................         75          139         244
                                                              ------        -----       -----
   NET INVESTMENT INCOME (LOSS)..........................        600          196         179
                                                              ------        -----       -----
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................      1,848          348         854
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.............................      3,897         (192)       (377)
                                                              ------        -----       -----
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............      5,745          156         477
                                                              ------        -----       -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................     $6,345        $ 352       $ 656
                                                              ======        =====       =====

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    LWAS/DFA              LWAS/DFA              LWAS/DFA
                                                                    U.S. HIGH             TWO-YEAR              TWO-YEAR
                                                                 BOOK TO MARKET         FIXED INCOME           GOVERNMENT
                                                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                              --------------------  --------------------  --------------------
                                                              SIX MONTHS    YEAR    SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                                 ENDED     ENDED       ENDED     ENDED       ENDED     ENDED
                                                               APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                                                 2012       2011       2012       2011       2012       2011
                                                              ----------- --------  ----------- --------  ----------- --------
                                                              (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..............................   $   600   $  1,104    $   196   $    494   $    179   $    763
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................     1,848      3,269        348        549        854        793
       Futures...............................................        --        (98)        --         --         --         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.................................     3,897       (315)      (192)      (349)      (377)      (278)
                                                                -------   --------    -------   --------   --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................     6,345      3,960        352        694        656      1,278
                                                                -------   --------    -------   --------   --------   --------
Distributions From:
   Net Investment Income.....................................      (628)    (1,098)      (225)      (506)      (291)      (754)
   Net Short-Term Gains......................................        --         --       (461)      (353)      (774)    (1,910)
   Net Long-Term Gains.......................................        --         --        (91)       (81)        --       (125)
                                                                -------   --------    -------   --------   --------   --------
          Total Distributions................................      (628)    (1,098)      (777)      (940)    (1,065)    (2,789)
                                                                -------   --------    -------   --------   --------   --------
Capital Share Transactions (1):
   Shares Issued.............................................     1,934      5,902      5,657     23,146      9,372     55,107
   Shares Issued in Lieu of Cash Distributions...............       548        956        617        753        757      1,898
   Shares Redeemed...........................................    (7,034)   (14,275)    (8,885)   (20,020)   (29,453)   (50,776)
                                                                -------   --------    -------   --------   --------   --------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................    (4,552)    (7,417)    (2,611)     3,879    (19,324)     6,229
                                                                -------   --------    -------   --------   --------   --------
          Total Increase (Decrease) in Net Assets............     1,165     (4,555)    (3,036)     3,633    (19,733)     4,718
NET ASSETS
   Beginning of Period.......................................    62,759     67,314     92,897     89,264    178,442    173,724
                                                                -------   --------    -------   --------   --------   --------
   End of Period.............................................   $63,924   $ 62,759    $89,861   $ 92,897   $158,709   $178,442
                                                                =======   ========    =======   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................................       156        465        563      2,298        942      5,537
   Shares Issued in Lieu of Cash Distributions...............        46         78         62         75         76        191
   Shares Redeemed...........................................      (567)    (1,137)      (884)    (1,989)    (2,959)    (5,099)
                                                                -------   --------    -------   --------   --------   --------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................      (365)      (594)      (259)       384     (1,941)       629
                                                                =======   ========    =======   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME) ..........................   $   146   $    174    $    54   $     83   $     45   $    157

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                PERIOD
                                                    SIX MONTHS      YEAR     YEAR     YEAR     DEC. 1,       YEAR      YEAR
                                                       ENDED       ENDED    ENDED    ENDED     2007 TO      ENDED     ENDED
                                                     APRIL 30,    OCT. 31, OCT. 31, OCT. 31,   OCT. 31,    NOV. 30,  NOV. 30,
                                                       2012         2011     2010     2009       2008        2007      2006
                                                    -----------   -------- -------- -------- --------     --------   --------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............   $ 11.96     $ 11.52  $  9.80  $  9.04  $ 15.35      $  16.10   $  13.91
                                                      -------     -------  -------  -------  -------      --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)................      0.12        0.20     0.19     0.18     0.21          0.20       0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      1.13        0.44     1.72     0.79    (5.48)        (0.26)      2.23
                                                      -------     -------  -------  -------  -------      --------   --------
       Total from Investment Operations............      1.25        0.64     1.91     0.97    (5.27)        (0.06)      2.46
                                                      -------     -------  -------  -------  -------      --------   --------
Less Distributions
------------------
   Net Investment Income...........................     (0.12)      (0.20)   (0.19)   (0.21)   (0.21)        (0.20)     (0.22)
   Net Realized Gains..............................        --          --       --       --    (0.83)        (0.49)     (0.05)
                                                      -------     -------  -------  -------  -------      --------   --------
       Total Distributions.........................     (0.12)      (0.20)   (0.19)   (0.21)   (1.04)        (0.69)     (0.27)
                                                      -------     -------  -------  -------  -------      --------   --------
Net Assets Value, End of Period....................   $ 13.09     $ 11.96  $ 11.52  $  9.80  $  9.04      $  15.35   $  16.10
                                                      =======     =======  =======  =======  =======      ========   ========
Total Return.......................................     10.58%(C)    5.48%   19.71%   11.61%  (36.69)%(C)    (0.51)%    17.90%
                                                      -------     -------  -------  -------  -------      --------   --------
Net Assets, End of Period (thousands)..............   $63,924     $62,759  $67,314  $65,927  $68,462      $119,833   $124,983
Ratio of Expenses to Average Net Assets (D)........      0.36%(B)    0.34%    0.35%    0.38%    0.33%(B)      0.32%      0.32%
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.91%(B)    1.56%    1.78%    2.20%    1.72%(B)      1.20%      1.54%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                                                               PERIOD
                                                    SIX MONTHS      YEAR     YEAR     YEAR    DEC. 1,      YEAR     YEAR
                                                       ENDED       ENDED    ENDED    ENDED    2007 TO     ENDED    ENDED
                                                     APRIL 30,    OCT. 31, OCT. 31, OCT. 31,  OCT. 31,   NOV. 30, NOV. 30,
                                                       2012         2011     2010     2009      2008       2007     2006
                                                    -----------   -------- -------- -------- --------    -------- --------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............   $ 10.10     $ 10.13  $ 10.03  $  9.84  $  9.95     $  9.94  $  9.82
                                                      -------     -------  -------  -------  -------     -------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)................      0.02        0.05     0.08     0.19     0.28        0.49     0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      0.02        0.03     0.11     0.23    (0.04)         --     0.08
                                                      -------     -------  -------  -------  -------     -------  -------
       Total from Investment Operations............      0.04        0.08     0.19     0.42     0.24        0.49     0.43
                                                      -------     -------  -------  -------  -------     -------  -------
Less Distributions
------------------
   Net Investment Income...........................     (0.03)      (0.06)   (0.09)   (0.23)   (0.35)      (0.48)   (0.31)
   Net Realized Gains..............................     (0.06)      (0.05)      --       --       --          --       --
                                                      -------     -------  -------  -------  -------     -------  -------
       Total Distributions.........................     (0.09)      (0.11)   (0.09)   (0.23)   (0.35)      (0.48)   (0.31)
                                                      -------     -------  -------  -------  -------     -------  -------
Net Asset Value, End of Period.....................   $ 10.05     $ 10.10  $ 10.13  $ 10.03  $  9.84     $  9.95  $  9.94
                                                      =======     =======  =======  =======  =======     =======  =======
Total Return.......................................      0.36%(C)    0.73%    1.89%    4.31%    2.46%(C)    5.03%    4.47%
                                                      -------     -------  -------  -------  -------     -------  -------
Net Assets, End of Period (thousands)..............   $89,861     $92,897  $89,264  $77,398  $84,065     $96,442  $86,082
Ratio of Expenses to Average Net Assets............      0.31%(B)    0.30%    0.31%    0.34%    0.31%(B)    0.31%    0.31%
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.44%(B)    0.54%    0.82%    1.92%    3.04%(B)    4.94%    3.57%
Portfolio Turnover Rate............................        73%(C)      98%     113%      77%      20%(C)      22%      15%

                                                                      LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                    --------------------------------------------------------------------------
                                                                                                   PERIOD
                                                    SIX MONTHS      YEAR      YEAR      YEAR      DEC. 1,      YEAR      YEAR
                                                       ENDED       ENDED     ENDED     ENDED      2007 TO     ENDED     ENDED
                                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,   NOV. 30,  NOV. 30,
                                                       2012         2011      2010      2009        2008       2007      2006
                                                    -----------   --------  --------  --------  --------     --------  --------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............  $   9.98     $  10.07  $  10.10  $   9.80  $   9.89     $   9.87  $  9.75
                                                     --------     --------  --------  --------  --------     --------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)................      0.01         0.04      0.07      0.18      0.24         0.46     0.34
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      0.04         0.02      0.13      0.33     (0.03)        0.01     0.08
                                                     --------     --------  --------  --------  --------     --------  -------
       Total from Investment Operations............      0.05         0.06      0.20      0.51      0.21         0.47     0.42
                                                     --------     --------  --------  --------  --------     --------  -------
Less Distributions
------------------
   Net Investment Income...........................     (0.02)       (0.04)    (0.08)    (0.21)    (0.30)       (0.45)   (0.30)
   Net Realized Gains..............................     (0.05)       (0.11)    (0.15)       --        --           --       --
                                                     --------     --------  --------  --------  --------     --------  -------
       Total Distributions.........................     (0.07)       (0.15)    (0.23)    (0.21)    (0.30)       (0.45)   (0.30)
                                                     --------     --------  --------  --------  --------     --------  -------
Net Asset Value, End of Period.....................  $   9.96     $   9.98  $  10.07  $  10.10  $   9.80     $   9.89  $  9.87
                                                     ========     ========  ========  ========  ========     ========  =======
Total Return.......................................      0.42%(C)     0.66%     1.98%     5.21%     2.13%(C)     4.85%    4.42%
                                                     --------     --------  --------  --------  --------     --------  -------
Net Assets, End of Period (thousands)..............  $158,709     $178,442  $173,724  $136,508  $133,785     $110,338  $72,948
Ratio of Expenses to Average Net Assets............      0.29%(B)     0.29%     0.29%     0.31%     0.30%(B)     0.31%    0.32%
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.22%(B)     0.41%     0.72%     1.76%     2.69%(B)     4.66%    3.45%
Portfolio Turnover Rate............................        81%(C)      127%      166%      112%        7%(C)        0%      29%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios") are presented in this report.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, the Portfolio owned 1% of the Series.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   LWAS/DFA U.S. High Book to Market Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from The U.S. Large Cap Value Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no compensation for investment advisory services provided to the Feeder Fund but is compensated for the investment advisory services it provides to the Feeder Fund's master fund. For the six months ended April 30, 2012, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                   ADMINISTRATIVE   ADVISORY
                                                   SERVICES FEES  SERVICES FEES
                                                   -------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.......      0.01%           --
LWAS/DFA Two-Year Fixed Income Portfolio..........        --          0.15%
LWAS/DFA Two-Year Government Portfolio............        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                    SHAREHOLDER
                                                   SERVICING FEES
                                                   --------------
LWAS/DFA U.S. High Book to Market Portfolio.......      0.15%
LWAS/DFA Two-Year Fixed Income Portfolio..........      0.08%
LWAS/DFA Two-Year Government Portfolio............      0.08%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio................. $     2
LWAS/DFA Two-Year Fixed Income Portfolio....................       3
LWAS/DFA Two-Year Government Portfolio......................       5

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                    U.S. GOVERNMENT   OTHER INVESTMENT
                                                       SECURITIES        SECURITIES
                                                   ------------------ -----------------
                                                   PURCHASES  SALES   PURCHASES  SALES
                                                   --------- -------- --------- -------
LWAS/DFA Two-Year Fixed Income Portfolio.......... $ 48,502  $ 57,728  $15,804  $10,549
LWAS/DFA Two-Year Government Portfolio............  134,471   153,428       --       --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of October 31, 2011, the Portfolios had no permanant differences to report.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                       INCOME
                                                        AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2010..............................................     $1,187            --     $1,187
2011..............................................      1,098            --      1,098
LWAS/DFA Two-Year Fixed Income Portfolio
2010..............................................        714            --        714
2011..............................................        859        $   81        940
LWAS/DFA Two-Year Government Portfolio
2010..............................................      2,140         1,081      3,221
2011..............................................      2,679           110      2,789

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED
                                                        NET                                   TOTAL NET
                                                    INVESTMENT                              DISTRIBUTABLE
                                                    INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                    SHORT-TERM     LONG-TERM       LOSS      ACCUMULATED
                                                   CAPITAL GAINS CAPITAL GAINS CARRYFORWARD   (LOSSES)
                                                   ------------- ------------- ------------ -------------
LWAS/DFA U.S. High Book to Market Portfolio.......     $177            --        $(7,498)      $(7,321)
LWAS/DFA Two-Year Fixed Income Portfolio..........      541           $91             --           632
LWAS/DFA Two-Year Government Portfolio............      931            --             --           931

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   EXPIRES ON OCTOBER 31,
                                                   ----------------------
                                                            2017            TOTAL
                                                   ---------------------- ---------
LWAS/DFA U.S. High Book to Market Portfolio.......         $7,498         $   7,498

   During the year ended October 31, 2011, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio....... $3,173

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                       NET
                                                                                                    UNREALIZED
                                                             FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                             TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             -------- ------------ -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio................. $ 44,771   $22,541       $(3,381)       $19,160
LWAS/DFA Two-Year Fixed Income Portfolio....................   89,401       146           (14)           132
LWAS/DFA Two-Year Government Portfolio......................  158,033       308            --            308

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S) 336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

J. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio.................      2             96%
LWAS/DFA Two-Year Fixed Income Portfolio....................      3             98%
LWAS/DFA Two-Year Government Portfolio......................      2             90%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                             SIX MONTHS ENDED APRIL 30, 2012
EXPENSE TABLE
                                                   BEGINNING  ENDING                EXPENSES
                                                    ACCOUNT  ACCOUNT     ANNUALIZED   PAID
                                                     VALUE    VALUE       EXPENSE    DURING
                                                   11/01/11  04/30/12      RATIO*   PERIOD*
                                                   --------- ---------   ---------- --------
Actual Fund Return................................ $1,000.00 $1,009.02      0.51%    $2.55
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.33      0.51%    $2.56

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company..................... 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company......................................... $69,457,805
                                                                    -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $64,064,640)........................................ $69,457,805
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (Affiliated Investment Company) at Value... $     69,458
Receivables:
   Affiliated Investment Company Shares Sold..........................            2
Prepaid Expenses and Other Assets.....................................            8
                                                                       ------------
       Total Assets...................................................       69,468
                                                                       ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...............................................            2
   Due to Advisor.....................................................            1
Accrued Expenses and Other Liabilities................................           22
                                                                       ------------
       Total Liabilities..............................................           25
                                                                       ------------
NET ASSETS............................................................ $     69,443
                                                                       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...............................    8,402,975
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ............. $       8.26
                                                                       ============
Investment in Affiliated Investment Company at Cost................... $     64,065
                                                                       ------------
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     60,641
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)..................................................          614
Accumulated Net Realized Gain (Loss)..................................        2,780
Net Unrealized Foreign Exchange Gain (Loss)...........................           15
Net Unrealized Appreciation (Depreciation)............................        5,393
                                                                       ------------
NET ASSETS............................................................ $     69,443
                                                                       ============
(1) NUMBER OF SHARES AUTHORIZED.......................................  200,000,000
                                                                       ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $ 94).................. $ 1,221
   Income from Securities Lending.....................................      61
   Expenses Allocated from Affiliated Investment Company..............     (82)
                                                                       -------
          Total Investment Income.....................................   1,200
                                                                       -------
EXPENSES
   Administrative Services Fees.......................................       3
   Accounting & Transfer Agent Fees...................................       7
   Shareholder Servicing Fees.........................................      66
   Filing Fees........................................................      12
   Shareholders' Reports..............................................       6
   Professional Fees..................................................       2
   Other..............................................................       1
                                                                       -------
          Total Expenses..............................................      97
                                                                       -------
   NET INVESTMENT INCOME (LOSS).......................................   1,103
                                                                       -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................................   2,793
       Foreign Currency Transactions..................................      (8)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................  (3,237)
       Translation of Foreign Currency Denominated Amounts............       8
                                                                       -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................    (444)
                                                                       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $   659
                                                                       =======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    SIX MONTHS    YEAR
                                                                       ENDED     ENDED
                                                                     APRIL 30,  OCT. 31,
                                                                       2012       2011
                                                                    ----------- --------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)....................................   $ 1,103   $  2,779
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................................     2,793      2,978
       Foreign Currency Transactions...............................        (8)         9
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (3,237)   (12,479)
       Translation of Foreign Currency Denominated Amounts.........         8         (8)
                                                                      -------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................       659     (6,721)
                                                                      -------   --------
Distributions From:
   Net Investment Income...........................................      (812)    (2,701)
   Net Short-Term Gains............................................        --       (304)
   Net Long-Term Gains.............................................    (2,965)    (4,756)
                                                                      -------   --------
          Total Distributions......................................    (3,777)    (7,761)
                                                                      -------   --------
Capital Share Transactions (1):
   Shares Issued...................................................     4,702     10,655
   Shares Issued in Lieu of Cash Distributions.....................     3,248      6,576
   Shares Redeemed.................................................    (8,245)   (15,785)
                                                                      -------   --------
          Net Increase (Decrease) from Capital
            Share Transactions.....................................      (295)     1,446
                                                                      -------   --------
          Total Increase (Decrease) in Net Assets..................    (3,413)   (13,036)
NET ASSETS
   Beginning of Period.............................................    72,856     85,892
                                                                      -------   --------
   End of Period...................................................   $69,443   $ 72,856
                                                                      =======   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................       588      1,060
   Shares Issued in Lieu of Cash Distributions.....................       428        669
   Shares Redeemed.................................................    (1,007)    (1,611)
                                                                      -------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................         9        118
                                                                      =======   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME).................................   $   614   $    323

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            PERIOD
                                               SIX MONTHS      YEAR      YEAR     YEAR     DEC. 1,      YEAR      YEAR
                                                  ENDED       ENDED     ENDED    ENDED     2007 TO     ENDED     ENDED
                                                APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,   NOV. 30,  NOV. 30,
                                                  2012         2011      2010     2009       2008       2007      2006
                                               -----------   --------  -------- -------- --------     --------  --------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period..........   $  8.68     $ 10.38   $  9.66  $ 11.40  $ 24.32      $  21.89  $  17.49
                                                 -------     -------   -------  -------  -------      --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...........      0.13        0.32      0.22     0.25     0.66          0.65      0.61
   Net Gains (Losses) on Securities
     (Realized and Unrealized)................     (0.09)      (1.09)     0.79     2.14   (11.36)         2.98      5.23
                                                 -------     -------   -------  -------  -------      --------  --------
       Total from Investment Operations.......      0.04       (0.77)     1.01     2.39   (10.70)         3.63      5.84
                                                 -------     -------   -------  -------  -------      --------  --------
Less Distributions
------------------
   Net Investment Income......................     (0.10)      (0.31)    (0.23)   (0.27)   (0.70)        (0.58)    (0.63)
   Net Realized Gains.........................     (0.36)      (0.62)    (0.06)   (3.86)   (1.52)        (0.62)    (0.81)
                                                 -------     -------   -------  -------  -------      --------  --------
       Total Distributions....................     (0.46)      (0.93)    (0.29)   (4.13)   (2.22)        (1.20)    (1.44)
                                                 -------     -------   -------  -------  -------      --------  --------
Net Asset Value, End of Period................   $  8.26     $  8.68   $ 10.38  $  9.66  $ 11.40      $  24.32  $  21.89
                                                 =======     =======   =======  =======  =======      ========  ========
Total Return..................................      0.90%(C)   (8.30)%   10.85%   34.92%  (47.99)%(C)    17.05%    35.40%
                                                 -------     -------   -------  -------  -------      --------  --------
Net Assets, End of Period (thousands).........   $69,443     $72,856   $85,892  $85,504  $84,319      $185,239  $179,984
Ratio of Expenses to Average Net Assets (D)...      0.51%(B)    0.49%     0.50%    0.52%    0.47%(B)      0.46%     0.47%
Ratio of Net Investment Income to Average Net
  Assets......................................      3.18%(B)    3.24%     2.29%    2.99%    3.74%(B)      2.76%     3.14%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, of which LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, the Portfolio owned 1% of the Series.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2012, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/(losses), gains on securities considered to be "passive foreign investment companies" and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

                       INCREASE
     INCREASE         (DECREASE)
    (DECREASE)       ACCUMULATED
   UNDISTRIBUTED     NET REALIZED
  NET INVESTMENT        GAINS
      INCOME           (LOSSES)
  --------------     ------------
$12                      $(12)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM
                                           SHORT-TERM    CAPITAL
                                         CAPITAL GAINS    GAIN    TOTAL
                                         -------------- --------- ------
2010....................................     $2,420          --   $2,420
2011....................................      3,005      $4,756    7,761

      At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

   UNDISTRIBUTED
        NET                          TOTAL NET
    INVESTMENT                     DISTRIBUTABLE
    INCOME AND       UNDISTRIBUTED   EARNINGS
    SHORT-TERM         LONG-TERM   (ACCUMULATED
   CAPITAL GAINS     CAPITAL GAINS    LOSSES)
   -------------     ------------- -------------
$352                    $2,962        $3,314

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                      NET
                                                   UNREALIZED
      FEDERAL         UNREALIZED    UNREALIZED    APPRECIATION
     TAX COST        APPRECIATION (DEPRECIATION) (DEPRECIATION)
     --------        ------------ -------------- --------------
$64,065                $17,105       $(11,712)       $5,393

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S) 336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

F. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial

Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

H. OTHER:

   At April 30, 2012, two shareholders held approximately 96% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

I. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                           SIX MONTHS ENDED APRIL 30, 2012
EXPENSE TABLES
                                                   BEGINNING  ENDING              EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                     VALUE    VALUE     EXPENSE    DURING
                                                   11/01/11  04/30/12    RATIO*   PERIOD*
                                                   --------- --------- ---------- --------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return................................ $1,000.00 $1,107.21    0.12%    $0.63
Hypothetical 5% Annual Return..................... $1,000.00 $1,024.27    0.12%    $0.60

THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return................................ $1,000.00 $1,010.76    0.23%    $1.15
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.72    0.23%    $1.16

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary......................................  16.2%
Consumer Staples............................................   9.1%
Energy......................................................  18.0%
Financials..................................................  18.5%
Health Care.................................................   9.6%
Industrials.................................................  14.5%
Information Technology......................................   3.7%
Materials...................................................   3.0%
Telecommunication Services..................................   6.6%
Utilities...................................................   0.8%
                                                             -----
                                                             100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

Consumer Discretionary......................................  12.3%
Consumer Staples............................................   5.4%
Energy......................................................  14.3%
Financials..................................................  27.7%
Health Care.................................................   1.7%
Industrials.................................................  10.8%
Information Technology......................................   2.8%
Materials...................................................  13.3%
Other.......................................................    --
Telecommunication Services..................................   8.3%
Utilities...................................................   3.4%
                                                             -----
                                                             100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                   ---------- -------------- ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
   #Carnival Corp.................................  2,385,423 $   77,502,393       0.8%
   #CBS Corp. Class B.............................  2,669,115     89,014,985       0.9%
   #Comcast Corp. Class A......................... 10,008,890    303,569,634       3.0%
    Comcast Corp. Special Class A.................  3,843,964    114,665,446       1.1%
   #*Liberty Interactive Corp. Class A............  3,316,465     62,482,201       0.6%
   #News Corp. Class A............................  9,024,175    176,873,830       1.7%
   #News Corp. Class B............................  3,247,295     64,426,333       0.6%
   #Time Warner Cable, Inc........................  1,921,256    154,565,045       1.5%
    Time Warner, Inc..............................  5,323,159    199,405,536       2.0%
    Other Securities..............................               403,077,907       4.0%
                                                              --------------      ----
Total Consumer Discretionary......................             1,645,583,310      16.2%
                                                              --------------      ----
Consumer Staples -- (8.4%)
    Archer-Daniels-Midland Co.....................  3,155,848     97,294,794       1.0%
    CVS Caremark Corp.............................  6,431,368    286,967,640       2.8%
   #Kraft Foods, Inc. Class A.....................  7,128,852    284,227,329       2.8%
    Other Securities..............................               255,898,110       2.5%
                                                              --------------      ----
Total Consumer Staples............................               924,387,873       9.1%
                                                              --------------      ----
Energy -- (16.7%)
    Anadarko Petroleum Corp.......................  2,574,876    188,506,672       1.9%
    Apache Corp...................................  1,155,774    110,884,958       1.1%
   #Chesapeake Energy Corp........................  3,267,150     60,246,246       0.6%
    Chevron Corp..................................  1,669,494    177,901,281       1.8%
    ConocoPhillips................................  5,710,341    409,031,726       4.0%
    Devon Energy Corp.............................  1,088,705     76,046,044       0.8%
    Hess Corp.....................................  1,567,373     81,722,828       0.8%
    Marathon Oil Corp.............................  3,625,708    106,378,273       1.0%
    Marathon Petroleum Corp.......................  1,791,952     74,563,123       0.7%
    National Oilwell Varco, Inc...................  1,627,065    123,266,444       1.2%
   #Pioneer Natural Resources Co..................    517,832     59,975,302       0.6%
    Valero Energy Corp............................  2,806,975     69,332,282       0.7%
    Other Securities..............................               288,680,430       2.8%
                                                              --------------      ----
Total Energy......................................             1,826,535,609      18.0%
                                                              --------------      ----
Financials -- (17.1%)
    Bank of America Corp.......................... 24,999,052    202,742,312       2.0%
    Capital One Financial Corp....................  1,092,331     60,602,524       0.6%
   #Citigroup, Inc................................  9,041,167    298,720,158       2.9%
   #CME Group, Inc................................    319,869     85,027,578       0.8%
    JPMorgan Chase & Co...........................  1,496,828     64,333,667       0.6%
   #Loews Corp....................................  2,340,216     96,253,084       1.0%
   #MetLife, Inc..................................  4,759,859    171,497,720       1.7%
    Morgan Stanley................................  3,765,813     65,073,249       0.7%
   #Prudential Financial, Inc.....................  2,340,342    141,684,305       1.4%
   #SunTrust Banks, Inc...........................  2,564,707     62,271,086       0.6%
    Other Securities..............................               628,839,010       6.2%
                                                              --------------      ----
Total Financials..................................             1,877,044,693      18.5%
                                                              --------------      ----
Health Care -- (8.8%)
    Aetna, Inc....................................  1,957,594     86,212,440       0.8%
    Humana, Inc...................................    698,778     56,377,409       0.6%
    Pfizer, Inc................................... 17,815,204    408,502,628       4.0%
    Thermo Fisher Scientific, Inc.................  1,994,284    110,981,905       1.1%
    WellPoint, Inc................................  2,067,263    140,201,777       1.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                PERCENTAGE
                                                     SHARES       VALUE+      OF NET ASSETS**
                                                   ---------- --------------- ---------------
Health Care -- (Continued)
    Other Securities..............................            $   165,236,290       1.6%
                                                              ---------------      ----
Total Health Care.................................                967,512,449       9.5%
                                                              ---------------      ----
Industrials -- (13.4%)
    CSX Corp......................................  6,342,908     141,510,277       1.4%
    General Electric Co........................... 21,867,055     428,156,937       4.2%
   #Norfolk Southern Corp.........................  2,045,548     149,181,816       1.5%
    Northrop Grumman Corp.........................  1,545,282      97,785,445       1.0%
    Tyco International, Ltd.......................  1,433,965      80,488,455       0.8%
    Union Pacific Corp............................  2,422,164     272,348,120       2.7%
    Other Securities..............................                300,389,113       2.9%
                                                              ---------------      ----
Total Industrials.................................              1,469,860,163      14.5%
                                                              ---------------      ----
Information Technology -- (3.5%)
    Other Securities..............................                378,920,592       3.7%
                                                              ---------------      ----
Materials -- (2.7%)
   #Alcoa, Inc....................................  5,357,434      52,127,833       0.5%
    International Paper Co........................  2,299,481      76,595,712       0.7%
    Other Securities..............................                171,903,835       1.7%
                                                              ---------------      ----
Total Materials...................................                300,627,380       2.9%
                                                              ---------------      ----
Telecommunication Services -- (6.1%)
    AT&T, Inc..................................... 13,051,618     429,528,748       4.2%
   #CenturyLink, Inc..............................  2,300,437      88,704,851       0.9%
   #Verizon Communications, Inc...................  1,811,751      73,158,505       0.7%
    Other Securities..............................                 78,059,153       0.8%
                                                              ---------------      ----
Total Telecommunication Services..................                669,451,257       6.6%
                                                              ---------------      ----
Utilities -- (0.8%)
    Other Securities..............................                 82,481,799       0.8%
                                                              ---------------      ----
TOTAL COMMON STOCKS...............................             10,142,405,125      99.8%
                                                              ---------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio
     -- Institutional Shares                       31,844,654      31,844,654       0.3%
                                                              ---------------      ----


                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                   ------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S) @DFA Short Term Investment Fund...............  785,569,107     785,569,107       7.7%
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $375,124
     FNMA, rates ranging from 2.000% to
     6.331%(r), maturities ranging from 01/01/19
     to 09/01/45, valued at $376,287) to be
     repurchased at $364,198...................... $        364         364,196       0.0%
                                                                --------------- ---------
TOTAL SECURITIES LENDING COLLATERAL...............                  785,933,303       7.7%
                                                                --------------- ---------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,527,670,147)...........................              $10,960,183,082     107.8%
                                                                =============== =========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary......................... $ 1,645,583,310           --   --    $ 1,645,583,310
   Consumer Staples...............................     924,387,873           --   --        924,387,873
   Energy.........................................   1,826,535,609           --   --      1,826,535,609
   Financials.....................................   1,877,044,693           --   --      1,877,044,693
   Health Care....................................     967,512,449           --   --        967,512,449
   Industrials....................................   1,469,860,163           --   --      1,469,860,163
   Information Technology.........................     378,920,592           --   --        378,920,592
   Materials......................................     300,627,380           --   --        300,627,380
   Telecommunication Services.....................     669,451,257           --   --        669,451,257
   Utilities......................................      82,481,799           --   --         82,481,799
Temporary Cash Investments........................      31,844,654           --   --         31,844,654
Securities Lending Collateral.....................              -- $785,933,303   --        785,933,303
                                                   --------------- ------------   --    ---------------
TOTAL............................................. $10,174,249,779 $785,933,303   --    $10,960,183,082
                                                   =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
    National Australia Bank, Ltd............................ 1,490,363 $ 38,957,024       0.5%
    Wesfarmers, Ltd......................................... 2,578,622   80,973,411       1.1%
    Other Securities........................................            226,937,336       3.2%
                                                                       ------------      ----
TOTAL AUSTRALIA.............................................            346,867,771       4.8%
                                                                       ------------      ----
AUSTRIA -- (0.3%)
    Other Securities........................................             21,553,007       0.3%
                                                                       ------------      ----
BELGIUM -- (0.8%)
    Other Securities........................................             62,916,268       0.9%
                                                                       ------------      ----
CANADA -- (10.6%)
   #Encana Corp............................................. 2,051,015   42,957,433       0.6%
   #Goldcorp, Inc........................................... 1,677,120   64,225,793       0.9%
   #Manulife Financial Corp................................. 4,206,497   57,528,749       0.8%
   #Sun Life Financial, Inc................................. 1,513,735   37,113,592       0.5%
    Suncor Energy, Inc...................................... 3,486,786  115,173,181       1.6%
   #Teck Resources, Ltd. Class B............................ 1,483,730   55,362,948       0.8%
   #Thomson Reuters Corp.................................... 1,832,184   54,751,300       0.7%
   #TransCanada Corp........................................ 1,575,808   69,326,938       1.0%
    Other Securities........................................            383,877,001       5.3%
                                                                       ------------      ----
TOTAL CANADA................................................            880,316,935      12.2%
                                                                       ------------      ----
DENMARK -- (1.2%)
    Other Securities........................................            102,335,685       1.4%
                                                                       ------------      ----
FINLAND -- (0.5%)
    Other Securities........................................             40,320,948       0.6%
                                                                       ------------      ----
FRANCE -- (7.7%)
   #AXA SA.................................................. 4,058,877   57,677,147       0.8%
    BNP Paribas SA.......................................... 1,248,772   50,399,590       0.7%
    Cie de Saint-Gobain SA.................................. 1,039,077   43,626,019       0.6%
    France Telecom SA....................................... 3,803,372   52,136,748       0.7%
    GDF Suez SA............................................. 2,974,295   68,480,750       1.0%
   #Societe Generale SA..................................... 1,558,512   36,896,510       0.5%
   #Vivendi SA.............................................. 3,567,218   65,981,070       0.9%
    Other Securities........................................            265,365,392       3.7%
                                                                       ------------      ----
TOTAL FRANCE................................................            640,563,226       8.9%
                                                                       ------------      ----
GERMANY -- (7.0%)
    Allianz SE..............................................   330,017   36,810,454       0.5%
    Bayerische Motoren Werke AG.............................   660,431   62,814,886       0.9%
    Daimler AG.............................................. 2,088,586  115,564,409       1.6%
    Deutsche Bank AG........................................ 1,039,440   45,125,200       0.6%
   #Deutsche Telekom AG Sponsored ADR....................... 3,099,741   35,337,047       0.5%
   #E.ON AG................................................. 2,894,296   65,531,861       0.9%
   #Munchener Rueckversicherungs-Gesellschaft AG............   395,244   57,409,200       0.8%
    Other Securities........................................            159,791,238       2.2%
                                                                       ------------      ----
TOTAL GERMANY...............................................            578,384,295       8.0%
                                                                       ------------      ----
GREECE -- (0.1%)
    Other Securities........................................              4,120,169       0.1%
                                                                       ------------      ----

HONG KONG -- (1.7%)
   Hutchison Whampoa, Ltd................................... 5,618,000   53,856,729       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                             ---------- -------------- ---------------
HONG KONG -- (Continued)
    Other Securities........................................            $   83,058,768       1.2%
                                                                        --------------      ----
TOTAL HONG KONG.............................................               136,915,497       1.9%
                                                                        --------------      ----
IRELAND -- (0.2%)
    Other Securities........................................                17,279,741       0.2%
                                                                        --------------      ----
ISRAEL -- (0.6%)
    Other Securities........................................                47,664,525       0.7%
                                                                        --------------      ----
ITALY -- (1.2%)
    Other Securities........................................               102,282,841       1.4%
                                                                        --------------      ----
JAPAN -- (17.4%)
    Mitsubishi Corp.........................................  2,411,300     52,257,599       0.7%
    Mitsubishi Heavy Industries, Ltd........................  9,007,000     40,846,959       0.6%
    Mitsubishi UFJ Financial Group, Inc..................... 17,167,906     82,431,923       1.2%
    Mitsui & Co., Ltd.......................................  2,469,100     38,556,482       0.5%
    Sumitomo Corp...........................................  3,241,900     46,071,274       0.6%
   #Toyota Motor Corp. Sponsored ADR........................    673,198     55,054,132       0.8%
    Other Securities........................................             1,131,567,900      15.7%
                                                                        --------------      ----
TOTAL JAPAN.................................................             1,446,786,269      20.1%
                                                                        --------------      ----
MALAYSIA -- (0.0%)
    Other Securities........................................                        --       0.0%
                                                                        --------------      ----
NETHERLANDS -- (2.3%)
    ArcelorMittal NV........................................  2,446,831     42,506,116       0.6%
    Koninklijke Philips Electronics NV......................  1,939,039     38,587,673       0.5%
    Other Securities........................................               113,298,898       1.6%
                                                                        --------------      ----
TOTAL NETHERLANDS...........................................               194,392,687       2.7%
                                                                        --------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities........................................                 5,484,801       0.1%
                                                                        --------------      ----
NORWAY -- (1.0%)
    Other Securities........................................                86,545,255       1.2%
                                                                        --------------      ----
PORTUGAL -- (0.1%)
    Other Securities........................................                 8,206,069       0.1%
                                                                        --------------      ----
SINGAPORE -- (1.0%)
    Other Securities........................................                79,091,216       1.1%
                                                                        --------------      ----
SPAIN -- (1.4%)
    Other Securities........................................               114,294,255       1.6%
                                                                        --------------      ----
SWEDEN -- (2.6%)
    Nordea Bank AB..........................................  5,275,564     46,690,917       0.6%
    Other Securities........................................               172,480,053       2.4%
                                                                        --------------      ----
TOTAL SWEDEN................................................               219,170,970       3.0%
                                                                        --------------      ----
SWITZERLAND -- (4.5%)
    Holcim, Ltd.............................................    886,165     55,272,069       0.8%
   *Swiss Re, Ltd...........................................  1,108,107     69,581,447       1.0%
   *UBS AG..................................................  3,280,643     40,969,298       0.6%
    Zurich Insurance Group AG...............................    225,125     55,156,285       0.7%
   Other Securities.........................................               153,704,777       2.1%
                                                                        --------------      ----
TOTAL SWITZERLAND...........................................               374,683,876       5.2%
                                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                             ---------- -------------- ---------------
UNITED KINGDOM -- (19.1%)
    Aviva P.L.C.............................................  8,175,916 $   40,920,432       0.6%
    Barclays P.L.C.......................................... 11,591,752     41,038,889       0.6%
    Barclays P.L.C. Sponsored ADR...........................  4,327,157     61,618,716       0.9%
    BP P.L.C. Sponsored ADR.................................  4,848,222    210,461,317       2.9%
    International Power P.L.C...............................  6,455,198     43,665,942       0.6%
    Kingfisher P.L.C........................................ 10,285,817     48,507,558       0.7%
   *Lloyds Banking Group P.L.C.............................. 76,981,994     38,640,671       0.5%
    Royal Dutch Shell P.L.C. ADR............................  3,323,210    243,790,686       3.4%
    Vodafone Group P.L.C.................................... 34,976,333     96,813,260       1.3%
    Vodafone Group P.L.C. Sponsored ADR.....................  8,190,343    227,937,246       3.2%
    William Morrison Supermarkets P.L.C.....................  8,127,143     37,017,257       0.5%
    Xstrata P.L.C...........................................  5,211,952    100,098,296       1.4%
    Other Securities........................................               396,933,279       5.5%
                                                                        --------------      ----
TOTAL UNITED KINGDOM........................................             1,587,443,549      22.1%
                                                                        --------------      ----
TOTAL COMMON STOCKS.........................................             7,097,619,855      98.6%
                                                                        --------------      ----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities.........................................                20,410,954       0.3%
                                                                        --------------      ----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities.........................................                         2       0.0%
                                                                        --------------      ----


                                                                SHARES/
                                                                 FACE
                                                                AMOUNT          VALUE+
                                                             -------------- --------------
                                                                 (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S) @DFA Short Term Investment Fund.........................  1,174,000,000  1,174,000,000       16.3%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $200,496) to be repurchased at $196,566................ $          197        196,565        0.0%
                                                                            -------------- ----------
TOTAL SECURITIES LENDING COLLATERAL.........................                 1,174,196,565       16.3%
                                                                            -------------- ----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,877,751,800).....................................                $8,292,227,376      115.2%
                                                                            ============== ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------------
                                                      LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                   -------------- -------------- ------- --------------
Common Stocks
   Australia...................................... $    4,983,494 $  341,884,277     --  $  346,867,771
   Austria........................................             --     21,553,007     --      21,553,007
   Belgium........................................      2,576,759     60,339,509     --      62,916,268
   Canada.........................................    880,316,935             --     --     880,316,935
   Denmark........................................             --    102,335,685     --     102,335,685
   Finland........................................      1,505,997     38,814,951     --      40,320,948
   France.........................................     25,911,691    614,651,535     --     640,563,226
   Germany........................................     84,691,422    493,692,873     --     578,384,295
   Greece.........................................             --      4,120,169     --       4,120,169
   Hong Kong......................................             --    136,915,497     --     136,915,497
   Ireland........................................      5,283,523     11,996,218     --      17,279,741
   Israel.........................................      6,184,967     41,479,558     --      47,664,525
   Italy..........................................     21,219,340     81,063,501     --     102,282,841
   Japan..........................................    115,375,138  1,331,411,131     --   1,446,786,269
   Malaysia.......................................             --             --     --              --
   Netherlands....................................     11,737,570    182,655,117     --     194,392,687
   New Zealand....................................             --      5,484,801     --       5,484,801
   Norway.........................................        289,916     86,255,339     --      86,545,255
   Portugal.......................................             --      8,206,069     --       8,206,069
   Singapore......................................             --     79,091,216     --      79,091,216
   Spain..........................................      8,765,062    105,529,193     --     114,294,255
   Sweden.........................................      9,516,859    209,654,111     --     219,170,970
   Switzerland....................................     46,723,453    327,960,423     --     374,683,876
   United Kingdom.................................    807,957,592    779,485,957     --   1,587,443,549
Preferred Stocks
   Germany........................................             --     20,410,954     --      20,410,954
Rights/Warrants
   Spain..........................................             --              2     --               2
Securities Lending Collateral.....................             --  1,174,196,565     --   1,174,196,565
                                                   -------------- -------------- ------  --------------
TOTAL............................................. $2,033,039,718 $6,259,187,658     --  $8,292,227,376
                                                   ============== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                          THE DFA
                                                        THE U.S. LARGE INTERNATIONAL
                                                          CAP VALUE        VALUE
                                                            SERIES        SERIES
                                                        -------------- -------------
ASSETS:
Investments at Value (including $767,016 and
  $1,116,551 of securities on loan, respectively)......  $10,142,405    $7,118,031
Temporary Cash Investments at Value & Cost.............       31,845            --
Collateral Received from Securities on Loan at Value &
  Cost.................................................          364           197
Affiliated Collateral Received from Securities on Loan
  at Value & Cost......................................      785,569     1,174,000
Foreign Currencies at Value............................           --        24,978
Cash...................................................           --        18,001
Receivables:
   Investment Securities Sold..........................       23,112        19,106
   Dividends, Interest and Tax Reclaims................        9,932        39,352
   Securities Lending Income...........................          604         2,958
   Fund Shares Sold....................................        1,481         2,585
Unrealized Gain on Foreign Currency Contracts..........           --            25
Prepaid Expenses and Other Assets......................           14           188
                                                         -----------    ----------
       Total Assets....................................   10,995,326     8,399,421
                                                         -----------    ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................      785,933     1,174,197
   Investment Securities Purchased.....................       41,572        27,304
   Fund Shares Redeemed................................          778           399
   Due to Advisor......................................          844         1,191
Unrealized Loss on Foreign Currency Contracts..........           --             9
Accrued Expenses and Other Liabilities.................          504           412
                                                         -----------    ----------
       Total Liabilities...............................      829,631     1,203,512
                                                         -----------    ----------
NET ASSETS.............................................  $10,165,695    $7,195,909
                                                         ===========    ==========
Investments at Cost....................................  $ 7,709,892    $6,703,555
                                                         -----------    ----------
Foreign Currencies at Cost.............................  $        --    $   24,804
                                                         -----------    ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                 THE U.S.     THE DFA
                                                                   LARGE   INTERNATIONAL
                                                                 CAP VALUE     VALUE
                                                                  SERIES      SERIES
                                                                 --------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and
     $9,473 respectively) ...................................... $103,969    $ 122,522
   Interest.....................................................       12            1
   Income from Securities Lending...............................    5,560        6,168
                                                                 --------    ---------
       Total Investment Income..................................  109,541      128,691
                                                                 --------    ---------
EXPENSES
   Investment Advisory Services Fees............................    4,868        6,964
   Accounting & Transfer Agent Fees.............................      458          333
   Custodian Fees...............................................       50          628
   Shareholders' Reports........................................       24           18
   Directors'/Trustees' Fees & Expenses.........................       38           28
   Professional Fees............................................      189           84
   Other........................................................       56           53
                                                                 --------    ---------
       Total Expenses...........................................    5,683        8,108
                                                                 --------    ---------
   Fees Paid Indirectly.........................................       --          (10)
                                                                 --------    ---------
   Net Expenses.................................................    5,683        8,098
                                                                 --------    ---------
   NET INVESTMENT INCOME (LOSS).................................  103,858      120,593
                                                                 --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................  223,634       99,828
       Foreign Currency Transactions............................       --         (798)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............  667,097     (142,403)
       Translation of Foreign Currency Denominated Amounts......       --          843
                                                                 --------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................  890,731      (42,530)
                                                                 --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.................................................... $994,589    $  78,063
                                                                 ========    =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    THE U.S. LARGE CAP VALUE  THE DFA INTERNATIONAL VALUE
                                                                             SERIES                    SERIES
                                                                    ------------------------  --------------------------
                                                                    SIX MONTHS       YEAR     SIX MONTHS        YEAR
                                                                       ENDED        ENDED        ENDED         ENDED
                                                                     APRIL 30,     OCT. 31,    APRIL 30,      OCT. 31,
                                                                       2012          2011        2012           2011
                                                                    -----------  -----------  -----------   -----------
                                                                    (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   103,858  $   168,852  $  120,593    $   254,173
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold..................................     223,634      387,017      99,828        161,341
       Futures.....................................................          --      (12,646)         --             --
       Foreign Currency Transactions...............................          --           --        (798)           506
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     667,097      (74,679)   (142,403)    (1,021,735)
       Translation of Foreign Currency Denominated Amounts.........          --           --         843           (517)
                                                                    -----------  -----------  ----------    -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     994,589      468,544      78,063       (606,232)
                                                                    -----------  -----------  ----------    -----------
Transactions in Interest:
   Contributions...................................................     251,235    1,230,772     362,469        900,473
   Withdrawals.....................................................    (415,236)  (1,180,609)   (200,530)      (257,967)
                                                                    -----------  -----------  ----------    -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (164,001)      50,163     161,939        642,506
                                                                    -----------  -----------  ----------    -----------
          Total Increase (Decrease) in Net Assets..................     830,588      518,707     240,002         36,274
NET ASSETS
   Beginning of Period.............................................   9,335,107    8,816,400   6,955,907      6,919,633
                                                                    -----------  -----------  ----------    -----------
   End of Period................................................... $10,165,695  $ 9,335,107  $7,195,909    $ 6,955,907
                                                                    ===========  ===========  ==========    ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE U.S. LARGE CAP VALUE SERIES +
                               --------------------------------------------------------------------------------------------
                                                                                       PERIOD
                                 SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                   ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                 APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                    2012          2011        2010        2009          2008           2007         2006
                               -----------     ----------  ----------  ----------  ----------      -----------   ----------
                                (UNAUDITED)
Total Return..................       10.72%(C)       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
Net Assets, End of Period
  (thousands)................. $10,165,695     $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average
  Net Assets..................        0.12%(B)       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)............        0.12%(B)       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment
  Income to Average Net Assets        2.15%(B)       1.79%       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate.......           6%(C)         14%         28%         29%         19%(C)            9%          13%

                                                           THE DFA INTERNATIONAL VALUE SERIES +
                               -------------------------------------------------------------------------------------------
                                                                                        PERIOD
                                 SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                   ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                 APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                    2012           2011        2010        2009          2008          2007        2006
                               -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                (UNAUDITED)
Total Return..................        1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
Net Assets, End of Period
  (thousands)................. $ 7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average
  Net Assets..................        0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)............        0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment
  Income to Average Net Assets        3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate.......           8%(C)          9%          20%         18%         16%(C)          16%          8%

See page 1 for the Definitions of Abbreviations and Footnotes.

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The U.S. Large Cap Value Series and The DFA International Value Series (the "Series") are presented in this section of the report.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over the counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amount in thousands):

                                                   FEES PAID
                                                   INDIRECTLY
                                                   ----------
The DFA International Value Series................    $10

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series................... $252
The DFA International Value Series................  195

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                             PURCHASES  SALES
                                                             --------- --------
The U.S. Large Cap Value Series............................. $569,377  $633,876
The DFA International Value Series..........................  814,499   542,286

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,527,971  $2,786,176    $(353,964)     $2,432,212
The DFA International Value Series......  7,879,341   1,169,037     (756,150)        412,887

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S) 336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S) 336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Series had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series...................     0.86%       $14,147         27         $9        $58,537
The DFA International Value Series................     0.82%        15,357          4          1         15,549

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2012.

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [RECYCLED RECYCLABLE LOGO]                                    DFA043012-003S

                                                             [DIMENSIONAL LOGO]

SEMI-ANNUAL REPORT
--------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global Allocation 60/40 Portfolio

Global Allocation 25/75 Portfolio

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

-s- David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----

Letter to Shareholders

Definitions of Abbreviations and Footnotes............................   1

Disclosure of Fund Expenses...........................................   2

Disclosure of Portfolio Holdings......................................   4

Schedules of Investments

   Global Equity Portfolio............................................   5

   Global Allocation 60/40 Portfolio..................................   6

   Global Allocation 25/75 Portfolio..................................   8

Statements of Assets and Liabilities..................................  10

Statements of Operations..............................................  11

Statements of Changes in Net Assets...................................  12

Financial Highlights..................................................  13

Notes to Financial Statements.........................................  17

Voting Proxies on Fund Portfolio Securities...........................  27

Board Approval of Investment Advisory Agreements......................  28

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes

+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------

(A)  Computed using average shares outstanding.
(B)  Annualized.
(C)  Non-Annualized.
(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

EXPENSE TABLES                     SIX MONTHS ENDED APRIL 30, 2012
                               BEGINNING  ENDING              EXPENSES
                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                 VALUE    VALUE     EXPENSE    DURING
                               11/01/11  04/30/12    RATIO*   PERIOD*
                               --------- --------- ---------- --------
GLOBAL EQUITY PORTFOLIO**
-------------------------
Actual Fund Return
   Class R2 Shares............ $1,000.00 $1,090.77    0.60%    $3.12
   Institutional Class Shares. $1,000.00 $1,091.28    0.32%    $1.66
Hypothetical 5% Annual Return
   Class R2 Shares............ $1,000.00 $1,021.88    0.60%    $3.02
   Institutional Class Shares. $1,000.00 $1,023.27    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/11  04/30/12    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
GLOBAL ALLOCATION 60/40 PORTFOLIO**
-----------------------------------
Actual Fund Return
   Class R2 Shares.................. $1,000.00 $1,059.95    0.57%    $2.92
   Institutional Class Shares....... $1,000.00 $1,061.62    0.30%    $1.54
Hypothetical 5% Annual Return
   Class R2 Shares.................. $1,000.00 $1,022.03    0.57%    $2.87
   Institutional Class Shares....... $1,000.00 $1,023.37    0.30%    $1.51

GLOBAL ALLOCATION 25/75 PORTFOLIO**
-----------------------------------
Actual Fund Return
   Class R2 Shares.................. $1,000.00 $1,032.79    0.62%    $3.13
   Institutional Class Shares....... $1,000.00 $1,034.02    0.27%    $1.37
Hypothetical 5% Annual Return
   Class R2 Shares.................. $1,000.00 $1,021.78    0.62%    $3.12
   Institutional Class Shares....... $1,000.00 $1,023.52    0.27%    $1.36

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                         AFFILIATED INVESTMENT COMPANIES
                                         -------------------------------
Global Equity Portfolio.................              100.0%
Global Allocation 60/40 Portfolio.......              100.0%
Global Allocation 25/75 Portfolio.......              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                    SHARES       VALUE+
                                                                  ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (98.8%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc........................... 81,224,303 $  958,446,775
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................... 58,139,655    593,024,481
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc........................... 26,571,635    318,859,620
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...........................  9,139,125    177,299,025
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc...........................  1,203,912     31,626,768
Investment in The Canadian Small Company Series
   The DFA Investment Trust Company..............................                     1,023
                                                                             --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $ 1,738,474,218)..................................             2,079,257,692
                                                                             --------------
TEMPORARY CASH INVESTMENTS -- (12%)
BlackRock Liquidity Funds TempCash
   Portfolio--Institutional Shares (Cost $ 24,223,338)........... 24,223,338     24,223,338
                                                                             --------------
       TOTAL INVESTMENTS--(100.0%) (Cost $1,762,697,556).........            $2,103,481,030
                                                                             ==============

Summary of the Global Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------
                                       LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                    -------------- ------- -------- --------------
Affiliated Investment Companies.... $2,079,257,692     --        -- $2,079,257,692
Temporary Cash Investments.........     24,223,338     --        --     24,223,338
                                    -------------- ------  -------- --------------
TOTAL.............................. $2,103,481,030     --        -- $2,103,481,030
                                    ============== ======  ======== ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                             SHARES       VALUE+
                                                                           ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc.................................... 31,075,967 $  366,696,411
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................................... 21,783,440    222,191,088
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc.................................... 19,366,664    199,476,639
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc.................................... 12,234,648    133,112,970
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc.................................... 10,146,166    121,753,992
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc....................................  3,486,073     67,629,816
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc....................................  3,000,880     37,871,106
Investment in DFA Intermediate-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc....................................  6,231,863     66,618,615
Investment in DFA Five-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc....................................  5,990,673     66,556,377
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc....................................    456,881     12,002,264
Investment in World ex U.S. Government Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc....................................  3,262,526     33,343,016
                                                                                      --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES--(99.7%)
         (Cost $ 1,202,963,158)...........................................             1,327,252,294
                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
BlackRock Liquidity Funds TempCash
   Portfolio--Institutional Shares (Cost $ 4,037,670).....................  4,037,670      4,037,670
                                                                                      --------------
       TOTAL INVESTMENTS--(100.0%) (Cost $1,207,000,828)..................            $1,331,289,964
                                                                                      ==============

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
CONTINUED

Summary of the Global Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                      LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                   -------------- ------- ------- --------------
Affiliated Investment Companies... $1,327,252,294     --      --  $1,327,252,294
Temporary Cash Investments........      4,037,670     --      --       4,037,670
                                   -------------- ------  ------  --------------
TOTAL............................. $1,331,289,964     --      --  $1,331,289,964
                                   ============== ======  ======  ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                    SHARES      VALUE+
                                                                  ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc........................... 10,714,209 $108,534,937
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc........................... 10,006,181  108,867,249
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc...........................  3,176,193   40,083,556
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc...........................  3,526,596   41,613,833
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...........................  2,533,765   25,844,403
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc...........................  1,157,461   13,889,532
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...........................    392,414    7,612,832
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc...........................     57,699    1,515,753
Investment in World ex U.S. Government Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc...........................  1,423,184   14,544,940
                                                                             ------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $334,174,104).....................................             362,507,035
                                                                             ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash
   Portfolio--Institutional Shares (Cost $535)...................        535          535
                                                                             ------------
       TOTAL INVESTMENTS--(100.0%) (Cost $334,174,639)...........            $362,507,570
                                                                             ============

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
CONTINUED

Summary of the Global Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     ------------ ------- ------- ------------
  Affiliated Investment Companies... $362,507,035     --      --  $362,507,035
  Temporary Cash Investments........          535     --      --           535
                                     ------------ ------  ------  ------------
  TOTAL............................. $362,507,570     --      --  $362,507,570
                                     ============ ======  ======  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES
                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                     GLOBAL        GLOBAL
                                                                                       GLOBAL      ALLOCATION    ALLOCATION
                                                                                       EQUITY        60/40         25/75
                                                                                      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                                    ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............................ $  2,079,258  $  1,327,252  $    362,507
Temporary Cash Investments at Value & Cost.........................................       24,223         4,038             1
Receivables:
   Affiliated Investment Companies.................................................           --            --           908
   Fund Shares Sold................................................................        1,325         1,401           168
Prepaid Expenses and Other Assets..................................................           45            41            26
                                                                                    ------------  ------------  ------------
       Total Assets................................................................    2,104,851     1,332,732       363,610
                                                                                    ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies.................................................       23,627         2,463            --
   Fund Shares Redeemed............................................................        2,656         5,742         1,616
   Due to Advisor..................................................................            5            21             9
   Loan Payable....................................................................           --            --           759
Accrued Expenses and Other Liabilities.............................................           71            57            11
                                                                                    ------------  ------------  ------------
       Total Liabilities...........................................................       26,359         8,283         2,395
                                                                                    ------------  ------------  ------------
NET ASSETS......................................................................... $  2,078,492  $  1,324,449  $    361,215
                                                                                    ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Class R2 Shares--based on net assets of $3,827; $9,922; and $2,200, and shares
     outstanding of 278,989; 748,361; and 182,486, respectively.................... $      13.72  $      13.26  $      12.06
                                                                                    ============  ============  ============
NUMBER OF SHARES AUTHORIZED........................................................  500,000,000   300,000,000   300,000,000
                                                                                    ============  ============  ============
Institutional Class Shares--based on net assets of
   $2,074,665; $1,314,527; and $359,015, and shares outstanding of 152,424,968;
     99,642,748; and 29,915,195, respectively...................................... $      13.61  $      13.19  $      12.00
                                                                                    ============  ============  ============
NUMBER OF SHARES AUTHORIZED........................................................  700,000,000   500,000,000   300,000,000
                                                                                    ============  ============  ============
Investments in Affiliated Investment Companies at Cost............................. $  1,738,474  $  1,202,963  $    334,174
                                                                                    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................... $  1,938,816  $  1,232,832  $    337,921
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)..........................................................................          (76)          348           129
Accumulated Net Realized Gain (Loss)...............................................     (201,032)      (33,020)       (5,168)
Net Unrealized Appreciation (Depreciation).........................................      340,784       124,289        28,333
                                                                                    ------------  ------------  ------------
NET ASSETS......................................................................... $  2,078,492  $  1,324,449  $    361,215
                                                                                    ============  ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                GLOBAL     GLOBAL
                                                                                     GLOBAL   ALLOCATION ALLOCATION
                                                                                     EQUITY     60/40      25/75
                                                                                   PORTFOLIO* PORTFOLIO  PORTFOLIO
                                                                                   ---------- ---------- ----------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Companies:
     Income Distributions.........................................................  $ 15,539   $14,978    $ 3,099
                                                                                    --------   -------    -------
          Total Investment Income Received from Affiliated Investment
            Companies.............................................................    15,539    14,978      3,099
                                                                                    --------   -------    -------
FUND INVESTMENT INCOME
   Interest.......................................................................         1         1         --
                                                                                    --------   -------    -------
FUND EXPENSES
   Administrative Services Fees...................................................     2,880     1,533        322
   Accounting & Transfer Agent Fees...............................................        18        14          9
   Shareholder Servicing Fees--Class R2 Shares....................................         5         7          1
   Filing Fees....................................................................        89        47         22
   Shareholders' Reports..........................................................        13        26          3
   Directors'/Trustees' Fees & Expenses...........................................         7         4          1
   Professional Fees..............................................................        28        18          7
   Other..........................................................................         6         3          1
                                                                                    --------   -------    -------
          Total Expenses..........................................................     3,046     1,652        366
                                                                                    --------   -------    -------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
    Recovered by Advisor (Note C).................................................    (2,870)   (1,419)      (271)
                                                                                    --------   -------    -------
     NET EXPENSES.................................................................       176       233         95
                                                                                    --------   -------    -------
   NET INVESTMENT INCOME (LOSS)...................................................    15,364    14,746      3,004
                                                                                    --------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment Companies.......        --     2,141        902
   Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold....................................    (5,019)    1,183        163
   Change in Unrealized Appreciation (Depreciation) of:
   Affiliated Investment Companies Shares.........................................   158,877    55,988      7,066
                                                                                    --------   -------    -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)........................................   153,858    59,312      8,131
                                                                                    --------   -------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................  $169,222   $74,058    $11,135
                                                                                    ========   =======    =======

--------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  GLOBAL             GLOBAL ALLOCATION      GLOBAL ALLOCATION
                                                                  EQUITY                   60/40                  25/75
                                                                 PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                          ----------------------  ----------------------  --------------------
                                                          SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS    YEAR
                                                             ENDED      ENDED        ENDED      ENDED        ENDED     ENDED
                                                           APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,
                                                             2012        2011        2012        2011        2012       2011
                                                          ----------- ----------  ----------- ----------  ----------- --------
                                                          (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $   15,364  $   34,644  $   14,746  $   21,861   $  3,004   $  4,895
   Capital Gain Distributions Received from
    Affiliated Investment Companies......................         --          --       2,141       1,880        902        800
   Net Realized Gain (Loss) on:..........................
       Investment Securities Sold/Affiliated
         Investment Companies Shares Sold................     (5,019)    (10,561)      1,183      (2,964)       163        150
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities/Affiliated Investment
         Companies Shares................................    158,877      (6,913)     55,988       7,552      7,066      1,922
                                                          ----------  ----------  ----------  ----------   --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................    169,222      17,170      74,058      28,329     11,135      7,767
                                                          ----------  ----------  ----------  ----------   --------   --------
Distributions From:
   Net Investment Income:
      Class R2 Shares....................................        (30)        (67)        (42)        (70)        (4)        (6)
      Institutional Class Shares.........................    (15,517)    (34,611)    (14,758)    (21,791)    (3,051)    (4,874)
                                                          ----------  ----------  ----------  ----------   --------   --------
          Total Distributions From Net
            Investment Income............................    (15,547)    (34,678)    (14,800)    (21,861)    (3,055)    (4,880)
                                                          ----------  ----------  ----------  ----------   --------   --------
Net Realized Gains:
   Class R2 Shares.......................................         --          --          (1)         (3)        --         (1)
   Institutional Class Shares............................         --          --        (405)       (765)      (202)      (481)
                                                          ----------  ----------  ----------  ----------   --------   --------
      Total Distributions From Net Realized Gains........         --          --        (406)       (768)      (202)      (482)
                                                          ----------  ----------  ----------  ----------   --------   --------
   Total Distributions to Shareholders...................    (15,547)    (34,678)    (15,206)    (22,629)    (3,257)    (5,362)
                                                          ----------  ----------  ----------  ----------   --------   --------
Capital Share Transactions:
   Shares Issued.........................................    288,610     549,171     244,795     387,443     84,330    113,143
   Shares Issued in Lieu of Cash Distributions...........     15,051      33,542      14,357      21,369      3,199      5,267
   Shares Redeemed.......................................   (196,434)   (379,562)   (126,853)   (217,828)   (34,813)   (52,853)
                                                          ----------  ----------  ----------  ----------   --------   --------
      Net Increase (Decrease) from Capital
       Share Transactions................................    107,227     203,151     132,299     190,984     52,716     65,557
                                                          ----------  ----------  ----------  ----------   --------   --------
      Total Increase (Decrease) in Net Assets............    260,902     185,643     191,151     196,684     60,594     67,962
NET ASSETS
   Beginning of Period...................................  1,817,590   1,631,947   1,133,298     936,614    300,621    232,659
                                                          ----------  ----------  ----------  ----------   --------   --------
   End of Period......................................... $2,078,492  $1,817,590  $1,324,449  $1,133,298   $361,215   $300,621
                                                          ==========  ==========  ==========  ==========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME)...... $      (76) $      107  $      348  $      402   $    129   $    180

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                CLASS R2 SHARES

                                                                      GLOBAL EQUITY PORTFOLIO
                                               ---------------------------------------------------------------------
                                                                                          PERIOD
                                               SIX MONTHS     YEAR     YEAR     YEAR     DEC. 1,      YEAR     YEAR
                                                  ENDED      ENDED    ENDED    ENDED     2007 TO     ENDED    ENDED
                                                APRIL 30,   OCT. 31, OCT. 31, OCT. 31,   OCT. 31,   NOV. 30, NOV. 30,
                                                  2012        2011     2010     2009       2008       2007     2006
                                               -----------  -------- -------- -------- --------     -------- --------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period..........   $12.67      $12.71   $10.82   $ 9.17  $ 15.49      $ 14.76  $ 12.90
                                                 ------      ------   ------   ------  -------      -------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income(A)...................     0.10        0.22     0.15     0.17     0.24         0.22     0.19
   Net Gains (Losses) on Securities
    (Realized and Unrealized).................     1.04       (0.04)    1.91     1.64    (6.06)        0.86     2.29
                                                 ------      ------   ------   ------  -------      -------  -------
     Total from Investment Operations.........     1.14        0.18     2.06     1.81    (5.82)        1.08     2.48
                                                 ------      ------   ------   ------  -------      -------  -------
Less Distributions
------------------
   Net Investment Income......................    (0.09)      (0.22)   (0.17)   (0.16)   (0.18)       (0.18)   (0.18)
   Net Realized Gains.........................       --          --       --       --    (0.32)       (0.17)   (0.44)
                                                 ------      ------   ------   ------  -------      -------  -------
     Total Distributions......................    (0.09)      (0.22)   (0.17)   (0.16)   (0.50)       (0.35)   (0.62)
                                                 ------      ------   ------   ------  -------      -------  -------
Net Asset Value, End of Period................   $13.72      $12.67   $12.71   $10.82  $  9.17      $ 15.49  $ 14.76
                                                 ======      ======   ======   ======  =======      =======  =======
Total Return..................................     9.08%(C)    1.34%   19.21%   20.06%  (38.72)%(C)    7.42%   20.04%
                                                 ------      ------   ------   ------  -------      -------  -------
Net Assets, End of Period (thousands).........   $3,827      $4,294   $3,483   $6,782  $ 6,819      $27,904  $32,717
Ratio of Expenses to Average Net Assets (D)...     0.60%(B)    0.60%    0.59%    0.62%    0.60%(B)     0.58%    0.62%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).............................     0.90%(B)    0.90%    0.89%    0.91%    0.87%(B)     0.84%    0.85%
Ratio of Net Investment Income to Average
 Net Assets...................................     1.53%(B)    1.61%    1.32%    1.83%    1.99%(B)     1.38%    1.38%

                                                                 GLOBAL ALLOCATION 60/40 PORTFOLIO
                                               ---------------------------------------------------------------------
                                                                                          PERIOD
                                               SIX MONTHS     YEAR     YEAR     YEAR      DEC 1,      YEAR     YEAR
                                                  ENDED      ENDED    ENDED    ENDED     2007 TO     ENDED    ENDED
                                                APRIL 30,   OCT. 31, OCT. 31, OCT. 31,   OCT. 31,   NOV. 30, NOV. 30,
                                                  2012        2011     2010     2009       2008       2007     2006
                                               -----------  -------- -------- -------- --------     -------- --------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period..........   $12.66      $12.51   $11.13   $ 9.55  $ 13.16       $12.65   $11.58
                                                 ------      ------   ------   ------  -------       ------   ------
Income from Investment Operations
---------------------------------
   Net Investment Income(A)...................     0.10        0.23     0.17     0.14     0.30         0.22     0.11
   Net Gains (Losses) on Securities
    (Realized and Unrealized).................     0.64        0.16     1.37     1.60    (3.60)        0.60     1.40
                                                 ------      ------   ------   ------  -------       ------   ------
     Total from Investment Operations.........     0.74        0.39     1.54     1.74    (3.30)        0.82     1.51
                                                 ------      ------   ------   ------  -------       ------   ------
Less Distributions
------------------
   Net Investment Income......................    (0.14)      (0.23)   (0.16)   (0.12)   (0.18)       (0.22)   (0.18)
   Net Realized Gains.........................       --       (0.01)      --    (0.04)   (0.13)       (0.09)   (0.26)
                                                 ------      ------   ------   ------  -------       ------   ------
     Total Distributions......................    (0.14)      (0.24)   (0.16)   (0.16)   (0.31)       (0.31)   (0.44)
                                                 ------      ------   ------   ------  -------       ------   ------
Net Asset Value, End of Period................   $13.26      $12.66   $12.51   $11.13  $  9.55       $13.16   $12.65
                                                 ======      ======   ======   ======  =======       ======   ======
Total Return..................................     6.00%(C)    3.13%   14.01%   18.46%  (25.63)%(C)    6.50%   13.49%
                                                 ------      ------   ------   ------  -------       ------   ------
Net Assets, End of Period (thousands).........   $9,922      $3,353   $3,748   $5,187  $ 5,081       $7,631   $7,379
Ratio of Expenses to Average Net Assets (D)...     0.57%(B)    0.58%    0.58%    0.60%    0.59%(B)     0.57%    0.65%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).............................     0.80%(B)    0.81%    0.81%    0.83%    0.80%(B)     0.76%    0.77%
Ratio of Net Investment Income to Average
 Net Assets...................................     1.50%(B)    1.76%    1.44%    1.42%    2.78%(B)     1.67%    0.89%

See page 1 for the Definitions of Abbreviations and Footnotes

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                CLASS R2 SHARES

                                                                        GLOBAL ALLOCATION 25/75 PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                                                                PERIOD
                                                      SIX MONTHS     YEAR     YEAR     YEAR     DEC 1,       YEAR     YEAR
                                                         ENDED      ENDED    ENDED    ENDED    2007 TO      ENDED    ENDED
                                                       APRIL 30,   OCT. 31, OCT. 31, OCT. 31,  OCT. 31,    NOV. 30, NOV. 30,
                                                         2012        2011     2010     2009      2008        2007     2006
                                                      -----------  -------- -------- -------- --------     -------- --------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period.................   $11.78      $11.65   $10.95   $10.04   $11.42       $11.11   $10.62
                                                        ------      ------   ------   ------   ------       ------   ------
Income from Investment Operations
---------------------------------
   Net Investment Income(A)..........................     0.05        0.16     0.22     0.15     0.30         0.19     0.03
   Net Gains (Losses) on Securities
    (Realized and Unrealized)........................     0.33        0.15     0.72     1.06    (1.39)        0.41     0.77
                                                        ------      ------   ------   ------   ------       ------   ------
      Total from Investment Operations...............     0.38        0.31     0.94     1.21    (1.09)        0.60     0.80
                                                        ------      ------   ------   ------   ------       ------   ------
Less Distributions
------------------
   Net Investment Income.............................    (0.09)      (0.16)   (0.24)   (0.14)   (0.21)       (0.20)   (0.20)
   Net Realized Gains................................    (0.01)      (0.02)      --    (0.16)   (0.08)       (0.09)   (0.11)
                                                        ------      ------   ------   ------   ------       ------   ------
      Total Distributions............................    (0.10)      (0.18)   (0.24)   (0.30)   (0.29)       (0.29)   (0.31)
                                                        ------      ------   ------   ------   ------       ------   ------
Net Asset Value, End of Period.......................   $12.06      $11.78   $11.65   $10.95   $10.04       $11.42   $11.11
                                                        ======      ======   ======   ======   ======       ======   ======
Total Return.........................................     3.28%(C)    2.71%    8.70%   12.19%   (9.72)%(C)    5.47%    7.75%
                                                        ------      ------   ------   ------   ------       ------   ------
Net Assets, End of Period (thousands)................   $2,200      $  408   $  418   $1,701   $1,342       $1,564   $2,701
Ratio of Expenses to Average Net Assets (D)..........     0.62%(B)    0.77%    0.63%    0.62%    0.62%(B)     0.62%    0.62%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees) (D)............     0.79%(B)    0.94%    0.78%    0.77%    0.78%(B)     0.71%    0.74%
Ratio of Net Investment Income to Average Net Assets.     0.76%(B)    1.35%    1.93%    1.49%    3.00%(B)     1.66%    0.28%

See page 1 for the Definitions of Abbreviations and Footnotes

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                          INSTITUTIONAL CLASS SHARES

                                                                     GLOBAL EQUITY PORTFOLIO
                                      -------------------------------------------------------------------------------------
                                           SIX                                              PERIOD
                                         MONTHS         YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                          ENDED        ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                          2012          2011        2010        2009         2008         2007       2006
                                      -----------    ----------  ----------  ----------  --------      ----------  --------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period.............................. $    12.58     $    12.62  $    10.74  $     9.14  $  15.48      $    14.78  $  12.92
                                      ----------     ----------  ----------  ----------  --------      ----------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income(A)..........       0.10           0.25        0.17        0.20      0.27            0.27      0.23
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)......................       1.04          (0.04)       1.91        1.61     (6.02)           0.85      2.28
                                      ----------     ----------  ----------  ----------  --------      ----------  --------
     Total from Investment
       Operations....................       1.14           0.21        2.08        1.81     (5.75)           1.12      2.51
                                      ----------     ----------  ----------  ----------  --------      ----------  --------
Less Distributions
------------------
   Net Investment Income.............      (0.11)         (0.25)      (0.20)      (0.21)    (0.27)          (0.25)    (0.21)
   Net Realized Gains................         --             --          --          --     (0.32)          (0.17)    (0.44)
                                      ----------     ----------  ----------  ----------  --------      ----------  --------
     Total Distributions.............      (0.11)         (0.25)      (0.20)      (0.21)    (0.59)          (0.42)    (0.65)
                                      ----------     ----------  ----------  ----------  --------      ----------  --------
Net Asset Value, End of Period....... $    13.61     $    12.58  $    12.62  $    10.74  $   9.14      $    15.48  $  14.78
                                      ==========     ==========  ==========  ==========  ========      ==========  ========
Total Return.........................       9.13%(C)       1.62%      19.58%      20.30%   (38.50)%(C)       7.67%    20.33%
                                      ----------     ----------  ----------  ----------  --------      ----------  --------
Net Assets, End of
 Period (thousands).................. $2,074,665     $1,813,296  $1,628,464  $1,279,862  $978,901      $1,218,439  $847,574
Ratio of Expenses to Average
 Net Assets (D)......................       0.32%(B)       0.33%       0.33%       0.35%     0.34%(B)        0.33%     0.37%
Ratio of Expenses to Average
 Net Assets (Excluding Waivers
 and Assumption of Expenses
 and/or Recovery of Previously
 Waived Fees) (D)....................       0.62%(B)       0.63%       0.63%       0.64%     0.61%(B)        0.59%     0.60%
Ratio of Net Investment Income
 to Average Net Assets...............       1.61%(B)       1.90%       1.50%       2.17%     2.26%(B)        1.70%     1.72%

                                                             GLOBAL ALLOCATION 60/40 PORTFOLIO
                                      -------------------------------------------------------------------------------
                                           SIX                                          PERIOD
                                         MONTHS         YEAR       YEAR      YEAR       DEC 1,       YEAR      YEAR
                                          ENDED        ENDED      ENDED     ENDED      2007 TO      ENDED     ENDED
                                        APRIL 30,     OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,    NOV. 30,  NOV. 30,
                                          2012          2011       2010      2009        2008        2007      2006
                                      -----------    ----------  --------  --------  --------      --------  --------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period.............................. $    12.59     $    12.45  $  11.08  $   9.53  $  13.17      $  12.67  $  11.60
                                      ----------     ----------  --------  --------  --------      --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income(A)..........       0.15           0.26      0.19      0.18      0.27          0.25      0.19
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)......................       0.61           0.16      1.37      1.59     (3.54)         0.60      1.35
                                      ----------     ----------  --------  --------  --------      --------  --------
     Total from Investment
       Operations....................       0.76           0.42      1.56      1.77     (3.27)         0.85      1.54
                                      ----------     ----------  --------  --------  --------      --------  --------
Less Distributions
------------------
   Net Investment Income.............      (0.16)         (0.27)    (0.19)    (0.18)    (0.24)        (0.26)    (0.21)
   Net Realized Gains................         --          (0.01)       --     (0.04)    (0.13)        (0.09)    (0.26)
                                      ----------     ----------  --------  --------  --------      --------  --------
     Total Distributions.............      (0.16)         (0.28)    (0.19)    (0.22)    (0.37)        (0.35)    (0.47)
                                      ----------     ----------  --------  --------  --------      --------  --------
Net Asset Value, End of Period....... $    13.19     $    12.59  $  12.45  $  11.08  $   9.53      $  13.17  $  12.67
                                      ==========     ==========  ========  ========  ========      ========  ========
Total Return.........................       6.16%(C)       3.34%    14.27%    18.95%   (25.47)%(C)     6.79%    13.78%
                                      ----------     ----------  --------  --------  --------      --------  --------
Net Assets, End of
 Period (thousands).................. $1,314,527     $1,129,945  $932,866  $730,400  $587,524      $761,093  $538,369
Ratio of Expenses to Average
 Net Assets (D)......................       0.30%(B)       0.31%     0.31%     0.33%     0.32%(B)      0.31%     0.35%
Ratio of Expenses to Average
 Net Assets (Excluding Waivers
 and Assumption of Expenses
 and/or Recovery of Previously
 Waived Fees) (D)....................       0.53%(B)       0.54%     0.54%     0.56%     0.53%(B)      0.51%     0.52%
Ratio of Net Investment Income
 to Average Net Assets...............       2.42%(B)       2.03%     1.64%     1.82%     2.44%(B)      1.90%     1.56%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                          INSTITUTIONAL CLASS SHARES

                                                                      GLOBAL ALLOCATION 25/75 PORTFOLIO
                                                 ---------------------------------------------------------------------------
                                                     SIX                                        PERIOD
                                                   MONTHS        YEAR      YEAR      YEAR       DEC 1,       YEAR     YEAR
                                                    ENDED        ENDED     ENDED     ENDED      2007 TO      ENDED    ENDED
                                                  APRIL 30,     OCT 31,   OCT 31,   OCT 31,     OCT 31,     NOV 30,  NOV 30,
                                                    2012         2011      2010      2009        2008        2007     2006
                                                 -----------   --------  --------  --------  --------      --------  -------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............  $  11.73     $  11.60  $  10.90  $  10.01  $  11.46      $  11.15  $ 10.65
                                                  --------     --------  --------  --------  --------      --------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income(A).....................      0.11         0.21      0.24      0.18      0.31          0.24     0.22
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................      0.29         0.16      0.74      1.06     (1.37)         0.40     0.60
                                                  --------     --------  --------  --------  --------      --------  -------
       Total from Investment Operations.........      0.40         0.37      0.98      1.24     (1.06)         0.64     0.82
                                                  --------     --------  --------  --------  --------      --------  -------
Less Distributions
------------------
   Net Investment Income........................     (0.12)       (0.22)    (0.28)    (0.19)    (0.31)        (0.24)   (0.21)
   Net Realized Gains...........................     (0.01)       (0.02)       --     (0.16)    (0.08)        (0.09)   (0.11)
                                                  --------     --------  --------  --------  --------      --------  -------
       Total Distributions......................     (0.13)       (0.24)    (0.28)    (0.35)    (0.39)        (0.33)   (0.32)
                                                  --------     --------  --------  --------  --------      --------  -------
Net Asset Value, End of Period..................  $  12.00     $  11.73  $  11.60  $  10.90  $  10.01      $  11.46  $ 11.15
                                                  ========     ========  ========  ========  ========      ========  =======
Total Return....................................      3.40%(C)     3.23%     9.17%    12.67%    (9.55)%(C)     5.85%    7.97%
                                                  --------     --------  --------  --------  --------      --------  -------
Net Assets, End of Period (thousands)...........  $359,015     $300,213  $232,241  $160,605  $126,169      $136,039  $97,194
Ratio of Expenses to Average Net Assets(D)......      0.27%(B)     0.28%     0.29%     0.31%     0.30%(B)      0.31%    0.37%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously Waived
  Fees)(D)......................................      0.44%(B)     0.45%     0.46%     0.46%     0.46%(B)      0.46%    0.49%
Ratio of Net Investment Income to Average Net
  Assets........................................      1.88%(B)     1.83%     2.19%     1.81%     3.03%(B)      2.15%    1.59%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") are presented in this report. The remaining portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                                              GLOBAL FUNDS (PERCENTAGE OF OWNERSHIP AT APRIL 30, 2012)
                                                            ------------------------------------------------------------
                                                            GLOBAL EQUITY GLOBAL ALLOCATION 60/40 GLOBAL ALLOCATION 25/75
MASTER FUNDS                                                  PORTFOLIO          PORTFOLIO               PORTFOLIO
------------                                                ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)                                 7%                 3%                     --
U.S. Core Equity 2 Portfolio (IDG)                                14%                 6%                      1%
DFA Real Estate Securities Portfolio (IDG)                         1%                --                      --
International Core Equity Portfolio (IDG)                         10%                 4%                     --
Emerging Markets Core Equity Portfolio (IDG)                       2%                 1%                     --
DFA Two-Year Global Fixed Income Portfolio (IDG)                 N/A                N/A                       2%
DFA Selectively Hedged Global Fixed Income Portfolio (IDG)       N/A                 25%                    N/A
DFA Five-Year Global Fixed Income Portfolio (IDG)                N/A                  1%                    N/A
DFA Inflation-Protected Securities Portfolio (IDG)               N/A                  2%                      2%
DFA Short-Term Extended Quality Portfolio (IDG)                  N/A                  8%                      7%
DFA Intermediate-Term Extended Quality Portfolio (IDG)           N/A                 11%                    N/A
The Canadian Small Company Series (ITC)                           --                N/A                     N/A
World ex U.S. Government Fixed Income Portfolio (IDG)            N/A                 40%                     17%

N/A - Global Fund does not have any ownership in Master Fund.
Amounts designated as -- are less than 1%

   Effective February 28, 2012, Global 60/40 Portfolio and Global 25/75 Portfolio changed their names to Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio, respectively.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Global Funds from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Global Funds' investments in partnerships reflect proportionate interest in the net assets of their corresponding partnerships. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds' net assets by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Global Funds did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the six months ended April 30, 2012, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, in order to limit the total administration and management fees received by the Advisor, the Advisor has contractually agreed to waive its administration fee each Global Fund pays to the extent necessary to limit the proportionate share of the total combined administration fees paid by a class of each of the Global Funds and management fees paid by each Global Fund's Master Funds to the Advisor to the rates listed below. The maximum amount waived under this waiver is the full amount of a Global Fund's administration fee to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2013, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Global Funds had the following combined administration fee limits based on a percentage of average net assets on an annualized basis.

                                         ADMINISTRATION
                                           FEE LIMITS
                                         --------------
Global Equity Portfolio.................      0.27%
Global Allocation 60/40 Portfolio.......      0.25%
Global Allocation 25/75 Portfolio.......      0.22%

   Prior to March 1, 2010, the Advisor had also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the period ended February 28, 2010, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                         EXPENSE
                                         LIMITS
                                         -------
Global Equity Portfolio.................  0.44%
Global Allocation 60/40 Portfolio.......  0.41%
Global Allocation 25/75 Portfolio.......  0.37%

   Prior to March 1, 2010, the Advisor had contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the period ended February 28, 2010, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                         EXPENSE
                                         LIMITS
                                         -------
Global Equity Portfolio.................  0.69%
Global Allocation 60/40 Portfolio.......  0.66%
Global Allocation 25/75 Portfolio.......  0.62%

   At any time that the rate of the fees and annualized expenses of a class of a Global Fund are less than the rates listed above for the Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' fees or expenses to exceed the fee or expense limitations listed above. Previously waived fees subject to future recovery by the Advisor over periods not exceeding April 30, 2014 are reflected below (amounts in thousands). The Fund, on behalf of the Global Funds, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                    PREVIOUSLY
                                                      WAIVED
                                                   FEES/EXPENSES
                                                      ASSUMED
                                                    SUBJECT TO
                                                      FUTURE
                                                     RECOVERY
                                                   -------------
Global Equity Portfolio
   Class R2 Shares................................    $    47
   Institutional Class Shares.....................     14,378
Global Allocation 60/40 Portfolio
   Class R2 Shares................................         34
   Institutional Class Shares.....................      6,615
Global Allocation 25/75 Portfolio
   Class R2 Shares................................          5
   Institutional Class Shares.....................      1,148

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio................. $42
Global Allocation 60/40 Portfolio.......  25
Global Allocation 25/75 Portfolio.......   6

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Global Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                                           GLOBAL EQUITY PORTFOLIO
                                                   -----------------------------------------------------------------------
                                                   BALANCE AT BALANCE AT                                  DISTRIBUTIONS OF
                                                   10/31/2011 04/30/2012 PURCHASES SALES  DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES                    ---------- ---------- --------- ------ --------------- ----------------
U.S. Core Equity 2 Portfolio......................  $815,381   $958,447   $54,350  $5,926     $6,081            $--
International Core Equity Portfolio...............   536,442    593,024    47,327   8,848      5,658             --
U.S. Core Equity 1 Portfolio......................   270,777    318,860    23,413   6,991      2,362             --
Emerging Markets Core Equity
  Portfolio.......................................   165,127    177,299    14,101   7,657      1,085             --
DFA Real Estate Securities Portfolio..............    28,729     31,627       353   1,181        353             --
The Canadian Small Company Series.................         1          1        --      --         --             --

                                                                      GLOBAL ALLOCATION 60/40 PORTFOLIO
                                                   ------------------------------------------------------------------------
                                                   BALANCE AT BALANCE AT                                   DISTRIBUTIONS OF
                                                   10/31/2011 04/30/2012 PURCHASES  SALES  DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES                    ---------- ---------- --------- ------- --------------- ----------------
U.S. Core Equity 2 Portfolio......................  $305,103   $366,696   $24,975  $   910     $2,359               --
International Core Equity Portfolio...............   201,742    222,191    13,213       --      2,178               --
DFA Selectively Hedged Global Fixed
  Income Portfolio................................   169,912    199,477    36,519    1,516      5,693           $  215
DFA Short-Term Extended Quality
  Portfolio.......................................   114,037    133,113    20,990    2,206      1,247              223
U.S. Core Equity 1 Portfolio......................   100,126    121,754    13,422    4,122        913               --
Emerging Markets Core Equity
  Portfolio.......................................    62,251     67,630     4,086    1,030        422               --
DFA Inflation-Protected Securities
  Portfolio.......................................    56,508     37,871     8,496   27,907        543              622
DFA Intermediate-Term Extended
  Quality Portfolio...............................    56,431     66,619     9,338      501        892               --
DFA Five-Year Global Fixed Income
  Portfolio.......................................    56,077     66,556    11,447       --        604            1,081
DFA Real Estate Securities Portfolio..............    10,179     12,002       460       --        127               --
World ex U.S. Government Fixed
  Income Portfolio................................        --     33,343    33,278      318         --               --

                                                                      GLOBAL ALLOCATION 25/75 PORTFOLIO
                                                   ------------------------------------------------------------------------
                                                   BALANCE AT BALANCE AT                                   DISTRIBUTIONS OF
                                                   10/31/2011 04/30/2012 PURCHASES  SALES  DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES                    ---------- ---------- --------- ------- --------------- ----------------
DFA Two-Year Global Fixed Income
   Portfolio......................................  $88,920    $108,535   $20,974  $   509     $1,036            $232
DFA Short-Term Extended Quality
  Portfolio.......................................   89,084     108,867    20,543    1,006        978             177
DFA Inflation-Protected Securities
  Portfolio.......................................   44,138      40,084     6,743   11,602        431             493
U.S. Core Equity 2 Portfolio......................   34,485      41,614     4,742    1,746        251              --
International Core Equity Portfolio...............   23,345      25,844     3,116    1,491        240              --
U.S. Core Equity 1 Portfolio......................   10,840      13,890     2,837    1,198        101              --
Emerging Markets Core Equity
  Portfolio.......................................    7,088       7,613       524      258         47              --
DFA Real Estate Securities Portfolio..............    1,194       1,516       153       --         15              --
World ex U.S. Government Fixed
  Income Portfolio................................       --      14,545    14,358       --         --              --

F. FEDERAL INCOME TAXES:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      INCREASE                       INCREASE
                                                     (DECREASE)                     (DECREASE)
                                                   UNDISTRIBUTED     INCREASE      ACCUMULATED
                                                   NET INVESTMENT   (DECREASE)     NET REALIZED
                                                       INCOME     PAID-IN CAPITAL GAINS (LOSSES)
                                                   -------------- --------------- --------------
Global Equity Portfolio...........................        --             --             --
Global Allocation 25/75 Portfolio.................      $(30)           $29            $ 1

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                   -------------- ------------- -------
Global Equity Portfolio
   2010...........................................    $24,481          --       $24,481
   2011...........................................     34,678          --        34,678
Global Allocation 60/40 Portfolio
   2010...........................................     13,616          --        13,616
   2011...........................................     22,629          --        22,629
Global Allocation 25/75 Portfolio
   2010...........................................      4,809          --         4,809
   2011...........................................      5,391          --         5,391

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   NET INVESTMENT
                                                       INCOME
                                                   AND SHORT-TERM   LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- -----
DFA Global Allocation 25/75 Portfolio.............      $29            --        $29

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED                               TOTAL NET
                                         NET INVESTMENT                            DISTRIBUTABLE
                                           INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                                           SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                         CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                         -------------- ------------- ------------ -------------
Global Equity Portfolio.................      $144           --         $(88,610)    $(88,466)
Global Allocation 60/40 Portfolio.......       423           --          (26,115)     (25,692)
Global Allocation 25/75 Portfolio.......       185           --           (2,620)      (2,435)

   For Federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                     EXPIRES ON OCTOBER 31,
                                                   ---------------------------
                                                    2016   2017    2018   2019  TOTAL
                                                   ------ ------- ------- ---- -------
Global Equity Portfolio........................... $2,732 $74,314 $10,998 $566 $88,610
Global Allocation 60/40 Portfolio.................     --  25,132     983   --  26,115
Global Allocation 25/75 Portfolio.................     --   2,522      98   --   2,620

   During the year ended October 31, 2011, Global Allocation 60/40 and Global Allocation 25/75 utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $1,182 and $694, respectively (amounts in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
Global Equity Portfolio................. $1,874,092   $340,783     $(111,394)      $229,389
Global Allocation 60/40 Portfolio.......  1,217,052    124,289       (10,051)       114,238
Global Allocation 25/75 Portfolio.......    337,730     29,211        (4,433)        24,778

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Global Portfolios' financial statements. No Global Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Global Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                       SIX MONTHS             YEAR
                                                          ENDED               ENDED
                                                     APRIL 30, 2012       OCT. 31, 2011
                                                   ------------------  ------------------
                                                     AMOUNT    SHARES    AMOUNT    SHARES
                                                   ---------  -------  ---------  -------
GLOBAL EQUITY PORTFOLIO

Class R2 Shares
   Shares Issued.................................. $   1,962      145  $   1,176       89
   Shares Issued in Lieu of Cash Distributions....        30        2         67        5
   Shares Redeemed................................    (2,758)    (207)      (379)     (29)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares........ $    (766)     (60) $     864       65
                                                   =========  =======  =========  =======
Institutional Class Shares
   Shares Issued.................................. $ 286,648   22,090  $ 547,995   41,185
   Shares Issued in Lieu of Cash Distributions....    15,021    1,229     33,475    2,544
   Shares Redeemed................................  (193,676) (15,065)  (379,183) (28,602)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class
  Shares.......................................... $ 107,993    8,254  $ 202,287   15,127
                                                   =========  =======  =========  =======
GLOBAL ALLOCATION 60/40 PORTFOLIO
Class R2 Shares
   Shares Issued.................................. $   8,408      637  $     758       58
   Shares Issued in Lieu of Cash Distributions....        43        3         73        6
   Shares Redeemed................................    (2,048)    (157)    (1,236)     (99)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares........ $   6,403      483  $    (405)     (35)
                                                   =========  =======  =========  =======
Institutional Class Shares
   Shares Issued.................................. $ 236,387   18,518  $ 386,685   29,942
   Shares Issued in Lieu of Cash Distributions....    14,314    1,176     21,296    1,674
   Shares Redeemed................................  (124,805)  (9,773)  (216,592) (16,828)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class
  Shares.......................................... $ 125,896    9,921  $ 191,389   14,788
                                                   =========  =======  =========  =======
GLOBAL ALLOCATION 25/75 PORTFOLIO
Class R2 Shares
   Shares Issued.................................. $   1,791      150  $      52        4
   Shares Issued in Lieu of Cash Distributions....         4       --          6        1
   Shares Redeemed................................       (24)      (2)       (73)      (6)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares........ $   1,771      148  $     (15)      (1)
                                                   =========  =======  =========  =======
Institutional Class Shares
   Shares Issued.................................. $  82,539    6,975  $ 113,091    9,639
   Shares Issued in Lieu of Cash Distributions....     3,195      276      5,261      451
   Shares Redeemed................................   (34,789)  (2,940)   (52,780)  (4,501)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class
  Shares.......................................... $  50,945    4,311  $  65,572    5,589
                                                   =========  =======  =========  =======

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Global Funds under this line of credit during the six months ended
April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentages and days):

                                        WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                         AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                      INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                      ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio..............     0.83%         $925          30        $ 1        $2,714
Global Allocation 60/40 Portfolio....     0.85%          765          14         --         1,212
Global Allocation 25/75 Portfolio....     0.87%          228          24         --           759

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Global Fund's available line of credit was utilized.

   At April 30, 2012, Global Allocation 25/75 Portfolio had a loan outstanding in the amount of $759 (in thousands).

I. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                     APPROXIMATE
                                                                                      PERCENTAGE
                                                                        NUMBER OF   OF OUTSTANDING
                                                                       SHAREHOLDERS     SHARES
                                                                       ------------ --------------
Global Equity Portfolio -- Class R2 Shares............................      2             89%
Global Equity Portfolio -- Institutional Class Shares.................      3             82%
Global Allocation 60/40 Portfolio -- Class R2 Shares..................      2            100%
Global Allocation 60/40 Portfolio -- Institutional Class Shares.......      3             72%
Global Allocation 25/75 Portfolio -- Class R2 Shares..................      2             98%
Global Allocation 25/75 Portfolio -- Institutional Class Shares.......      3             81%

   The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Master Funds use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds"). (The investment advisory agreements are referred to as the "Advisory Agreements.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Morningstar Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

[RECYCLED RECYCLABLE LOGO]           DFA043012-025S

                                                             [DIMENSIONAL LOGO]

SEMI-ANNUAL REPORT
--------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.
U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

-s- David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

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

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses..................................................   2
   Disclosure of Portfolio Holdings.............................................   4
   Schedules of Investments
       U.S. Large Cap Value Portfolio II........................................   5
       DFA International Value Portfolio II.....................................   5
   Statements of Assets and Liabilities.........................................   6
   Statements of Operations.....................................................   7
   Statements of Changes in Net Assets..........................................   8
   Financial Highlights.........................................................   9
   Notes to Financial Statements................................................  10
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses..................................................  16
   Disclosure of Portfolio Holdings.............................................  18
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series..........................................  19
       The DFA International Value Series.......................................  22
   Statements of Assets and Liabilities.........................................  26
   Statements of Operations.....................................................  27
   Statements of Changes in Net Assets..........................................  28
   Financial Highlights.........................................................  29
   Notes to Financial Statements................................................  30
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................  38
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS................................  39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  FHLMC   Federal Home Loan Mortgage Corporation
  FNMA    Federal National Mortgage Association
  P.L.C.  Public Limited Company

Investment Footnotes
  +       See Note B to Financial Statements.
  ++ Securities have generally been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  @       Security purchased with cash proceeds from Securities on Loan.
  (r)     The adjustable rate shown is effective as of April 30, 2012.
  (S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
  (A)     Computed using average shares outstanding.
  (B)     Annualized
  (C)     Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
  --      Amounts designated as -- are either zero or rounded to zero.
  RIC     Registered Investment Company
  SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/11  04/30/12    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO II
---------------------------------
Actual Fund Return...................... $1,000.00 $1,106.83    0.19%    $1.00
Hypothetical 5% Annual Return........... $1,000.00 $1,023.92    0.19%    $0.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/11  04/30/12    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO II
------------------------------------
Actual Fund Return................... $1,000.00 $1,012.03    0.31%    $1.55
Hypothetical 5% Annual Return........ $1,000.00 $1,023.32    0.31%    $1.56

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                                                       AFFILIATED INVESTMENT COMPANY
                                                                       -----------------------------
U.S. Large Cap Value Portfolio II.....................................             100.0%
DFA International Value Portfolio II..................................             100.0%

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company.................................... $114,873,529
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $84,004,178)............................................... $114,873,529
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.................................... $101,841,960
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $93,793,706)............................................... $101,841,960
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                  U.S. LARGE CAP   DFA INTERNATIONAL
                                                                                VALUE PORTFOLIO II VALUE PORTFOLIO II
                                                                                ------------------ ------------------
ASSETS:
Investments in Affiliated Investment Company at Value..........................    $    114,873       $    101,842
Receivables:
   Affiliated Investment Company Sold..........................................             181                 72
Prepaid Expenses and Other Assets..............................................               3                  3
                                                                                   ------------       ------------
       Total Assets............................................................         115,057            101,917
                                                                                   ------------       ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed........................................................             181                 72
   Due to Advisor..............................................................               1                  1
Accrued Expenses and Other Liabilities.........................................              17                 19
                                                                                   ------------       ------------
       Total Liabilities.......................................................             199                 92
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    114,858       $    101,825
                                                                                   ============       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................      11,433,078         19,450,093
                                                                                   ============       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......................    $      10.05       $       5.24
                                                                                   ============       ============
Investment in Affiliated Investment Company at Cost............................    $     84,004       $     93,794
                                                                                   ------------       ------------
NET ASSETS CONSIST OF:
Paid-In Capital................................................................    $    118,178       $     88,572
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)......................................................................             306                942
Accumulated Net Realized Gain (Loss)...........................................         (34,495)             4,245
Net Unrealized Foreign Exchange Gain (Loss)....................................              --                 18
Net Unrealized Appreciation (Depreciation).....................................          30,869              8,048
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    114,858       $    101,825
                                                                                   ============       ============
(1) NUMBER OF SHARES AUTHORIZED................................................     300,000,000        300,000,000
                                                                                   ============       ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                   U.S. LARGE CAP   DFA INTERNATIONAL
                                                                 VALUE PORTFOLIO II VALUE PORTFOLIO II
                                                                 ------------------ ------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $140,
     respectively)..............................................      $ 1,201            $ 1,815
   Income from Securities Lending...............................           64                 91
   Expenses Allocated from Affiliated Investment Company........          (65)              (121)
                                                                      -------            -------
       Total Investment Income..................................        1,200              1,785
                                                                      -------            -------
EXPENSES
   Administrative Services Fees.................................            6                  5
   Accounting & Transfer Agent Fees.............................            7                  7
   Filing Fees..................................................           13                 14
   Shareholders' Reports........................................           10                 11
   Audit Fees...................................................            1                  1
   Legal Fees...................................................            2                  2
   Other........................................................            1                  1
                                                                      -------            -------
       Total Expenses...........................................           40                 41
                                                                      -------            -------
   NET INVESTMENT INCOME (LOSS).................................        1,160              1,744
                                                                      -------            -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Investment Securities Sold.................................        2,911              4,276
     Foreign Currency Transactions..............................           --                (11)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities......................................        7,471             (4,978)
     Translation of Foreign Currency Denominated Amounts........           --                 13
                                                                      -------            -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................       10,382               (700)
                                                                      -------            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.      $11,542            $ 1,044
                                                                      =======            =======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     U.S. LARGE CAP VALUE  DFA INTERNATIONAL VALUE
                                                          PORTFOLIO II          PORTFOLIO II
                                                     --------------------  ----------------------
                                                     SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                        ENDED     ENDED       ENDED      ENDED
                                                      APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                        2012       2011       2012        2011
                                                     ----------- --------  -----------  --------
                                                     (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................  $  1,160   $  2,084   $  1,744    $  4,509
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................     2,911      5,096      4,276       5,339
   Futures..........................................        --       (162)        --          --
   Foreign Currency Transactions....................        --         --        (11)         15
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities............................     7,471       (309)    (4,978)    (19,188)
   Translation of Foreign Currency Denominated
     Amounts........................................        --         --         13         (14)
                                                      --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations....................    11,542      6,709      1,044      (9,339)
                                                      --------   --------   --------    --------
Distributions From:
  Net Investment Income.............................    (1,179)    (2,077)    (1,317)     (4,446)
  Net Short-Term Gains..............................        --         --         --        (450)
  Net Long-Term Gains...............................        --         --     (5,339)     (7,161)
                                                      --------   --------   --------    --------
     Total Distributions............................    (1,179)    (2,077)    (6,656)    (12,057)
                                                      --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................     6,818     14,511      6,244      14,347
  Shares Issued in Lieu of Cash Distributions.......     1,179      2,077      6,656      12,057
  Shares Redeemed...................................   (11,035)   (26,288)   (13,725)    (32,811)
                                                      --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share
       Transactions.................................    (3,038)    (9,700)      (825)     (6,407)
                                                      --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets........     7,325     (5,068)    (6,437)    (27,803)
NET ASSETS
  Beginning of Period...............................   107,533    112,601    108,262     136,065
                                                      --------   --------   --------    --------
  End of Period.....................................  $114,858   $107,533   $101,825    $108,262
                                                      ========   ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................       730      1,511      1,196       2,276
  Shares Issued in Lieu of Cash Distributions.......       128        220      1,384       1,918
  Shares Redeemed...................................    (1,145)    (2,747)    (2,627)     (5,244)
                                                      --------   --------   --------    --------
     Net Increase (Decrease) from Shares
       Issuedand Redeemed...........................      (287)    (1,016)       (47)     (1,050)
                                                      ========   ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)...........................................  $    306   $    325   $    942    $    515

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             U.S. LARGE CAP VALUE PORTFOLIO II
                                      -------------------------------------------------------------------------------
                                      SIX MONTHS      YEAR      YEAR      YEAR       PERIOD          YEAR      YEAR
                                         ENDED       ENDED     ENDED     ENDED    DEC. 1, 2007      ENDED     ENDED
                                       APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,       TO          NOV. 30,  NOV. 30,
                                         2012         2011      2010      2009    OCT. 31, 2008      2007      2006
                                      -----------   --------  --------  --------  -------------   --------   --------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................  $   9.18     $   8.84  $   7.52  $  13.48     $ 22.87      $  23.80   $  20.53
                                       --------     --------  --------  --------     -------      --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A) ..      0.10         0.17      0.16      0.15        0.27          0.33       0.38
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........      0.87         0.34      1.32      0.03       (8.10)        (0.39)      3.29
                                       --------     --------  --------  --------     -------      --------   --------
   Total from Investment Operations..      0.97         0.51      1.48      0.18       (7.83)        (0.06)      3.67
                                       --------     --------  --------  --------     -------      --------   --------
Less Distributions
------------------
  Net Investment Income..............     (0.10)       (0.17)    (0.16)    (0.25)      (0.37)        (0.34)     (0.35)
  Net Realized Gains.................        --           --        --     (5.89)      (1.19)        (0.53)     (0.05)
                                       --------     --------  --------  --------     -------      --------   --------
   Total Distributions...............     (0.10)       (0.17)    (0.16)    (6.14)      (1.56)        (0.87)     (0.40)
                                       --------     --------  --------  --------     -------      --------   --------
Net Asset Value, End of Period.......  $  10.05     $   9.18  $   8.84  $   7.52     $ 13.48      $  22.87   $  23.80
                                       ========     ========  ========  ========     =======      ========   ========
Total Return.........................     10.68%(C)     5.69%    19.87%    11.79%     (36.60)%(C)    (0.34)%    18.16%
                                       --------     --------  --------  --------     -------      --------   --------
Net Assets, End of Period
  (thousands)........................  $114,858     $107,533  $112,601  $100,906     $94,769      $470,014   $492,916
Ratio of Expenses to Average Net
  Assets (D).........................      0.19%(B)     0.18%     0.18%     0.23%       0.16%(B)      0.14%      0.16%
Ratio of Net Investment Income to
  Average Net Assets (D).............      2.08%(B)     1.72%     1.95%     2.32%       1.44%(B)      1.36%      1.74%

                                                            DFA INTERNATIONAL VALUE PORTFOLIO II
                                      -------------------------------------------------------------------------------
                                      SIX MONTHS       YEAR      YEAR      YEAR       PERIOD         YEAR      YEAR
                                         ENDED        ENDED     ENDED     ENDED    DEC. 1, 2007     ENDED     ENDED
                                       APRIL 30,     OCT. 31,  OCT. 31,  OCT. 31,       TO         NOV. 30,  NOV. 30,
                                         2012          2011      2010      2009    OCT. 31, 2008     2007      2006
                                      -----------   --------   --------  --------  -------------   --------  --------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................  $   5.55     $   6.62   $   6.18  $  11.58    $  23.73      $  21.13  $  16.50
                                       --------     --------   --------  --------    --------      --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A) ..      0.09         0.22       0.15      0.17        0.54          0.70      0.65
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........     (0.05)       (0.70)      0.50      1.23      (11.35)         2.88      5.01
                                       --------     --------   --------  --------    --------      --------  --------
   Total from Investment Operations..      0.04        (0.48)      0.65      1.40      (10.81)         3.58      5.66
                                       --------     --------   --------  --------    --------      --------  --------
Less Distributions
------------------
  Net Investment Income..............     (0.07)       (0.22)     (0.16)    (0.21)      (0.84)        (0.64)    (0.64)
  Net Realized Gains.................     (0.28)       (0.37)     (0.05)    (6.59)      (0.50)        (0.34)    (0.39)
                                       --------     --------   --------  --------    --------      --------  --------
   Total Distributions...............     (0.35)       (0.59)     (0.21)    (6.80)      (1.34)        (0.98)    (1.03)
                                       --------     --------   --------  --------    --------      --------  --------
Net Asset Value, End of Period.......  $   5.24     $   5.55   $   6.62  $   6.18    $  11.58      $  23.73  $  21.13
                                       ========     ========   ========  ========    ========      ========  ========
Total Return.........................      1.20%(C)    (8.13)%    11.03%    35.34%     (47.93)%(C)    17.29%    35.74%
                                       --------     --------   --------  --------    --------      --------  --------
Net Assets, End of Period
  (thousands)........................  $101,825     $108,262   $136,065  $143,898    $113,216      $762,763  $621,214
Ratio of Expenses to Average Net
  Assets (D).........................      0.31%(B)     0.29%      0.29%     0.33%       0.26%(B)      0.25%     0.27%
Ratio of Net Investment Income to
  Average Net Assets (D).............      3.37%(B)     3.42%      2.49%     3.10%       2.84%(B)      3.02%     3.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios") are presented in this report.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2012, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned 1% and 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolios will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolios.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the

Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Value Portfolio II............................................... $ 3
DFA International Value Portfolio II............................................   4

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies" and distribution redesignations, were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                     INCREASE       INCREASE
                                                                    (DECREASE)     (DECREASE)
                                                                  UNDISTRIBUTED   ACCUMULATED
                                                                  NET INVESTMENT  NET REALIZED
                                                                      INCOME     GAINS (LOSSES)
                                                                  -------------- --------------
U.S. Large Cap Value Portfolio II................................       --              --
DFA International Value Portfolio II.............................      $23            $(23)

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                             -------------- ------------- -------
U.S. Large Cap Value Portfolio II
2010........................................................     $2,080            --     $ 2,080
2011........................................................      2,077            --       2,077
DFA International Value Portfolio II
2010........................................................      4,672            --       4,672
2011........................................................      4,896        $7,161      12,057

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                         UNDISTRIBUTED                               TOTAL NET
                         NET INVESTMENT                            DISTRIBUTABLE
                           INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                           SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                         CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD     LOSS)
                         -------------- ------------- ------------ -------------
U.S. Large Cap Value
  Portfolio II..........      $329         $   --       $(37,402)    $(37,073)
DFA International Value
  Portfolio II..........       557          5,324             --        5,881

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the U.S. Large Cap Value Portfolio II had capital loss carryforwards of $37,402 (in thousands) available to offset future realized capital gains through October 31, 2017. As of October 31, 2011, the DFA International Value Portfolio II had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2011, U.S. Large Cap Value Portfolio II utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $4,938 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                   NET
                                                                UNREALIZED
                         FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                         TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         -------- ------------ -------------- --------------
U.S. Large Cap Value
  Portfolio II.......... $84,007    $36,118       $ (5,252)      $30,866
DFA International Value
  Portfolio II..........  93,816     25,801        (17,775)        8,026

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

I. OTHER:

   At April 30, 2012, two shareholders held 100% of the outstanding shares of the Portfolios.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             11/01/11  04/30/12    RATIO*   PERIOD*
                                                             --------- --------- ---------- --------
THE U.S. LARGE CAP VALUE SERIES
--------------------------------
Actual Fund Return.......................................... $1,000.00 $1,107.21    0.12%    $0.63
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.27    0.12%    $0.60

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             11/01/11  04/30/12    RATIO*   PERIOD*
                                                             --------- --------- ---------- --------
THE DFA INTERNATIONAL VALUE SERIES
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $1,010.76    0.23%    $1.15
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.72    0.23%    $1.16

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                           THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary..........................................................  16.2%
Consumer Staples................................................................   9.1%
Energy..........................................................................  18.0%
Financials......................................................................  18.5%
Health Care.....................................................................   9.6%
Industrials.....................................................................  14.5%
Information Technology..........................................................   3.7%
Materials.......................................................................   3.0%
Telecommunication Services......................................................   6.6%
Utilities.......................................................................   0.8%
                                                                                 -----
                                                                                 100.0%

                          THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary..........................................................  12.3%
Consumer Staples................................................................   5.4%
Energy..........................................................................  14.3%
Financials......................................................................  27.7%
Health Care.....................................................................   1.7%
Industrials.....................................................................  10.8%
Information Technology..........................................................   2.8%
Materials.......................................................................  13.3%
Other...........................................................................    --
Telecommunication Services......................................................   8.3%
Utilities.......................................................................   3.4%
                                                                                 -----
                                                                                 100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
  #Carnival Corp.....................  2,385,423 $   77,502,393       0.8%
  #CBS Corp. Class B.................  2,669,115     89,014,985       0.9%
  #Comcast Corp. Class A............. 10,008,890    303,569,634       3.0%
   Comcast Corp. Special Class A.....  3,843,964    114,665,446       1.1%
 #*Liberty Interactive Corp. Class A.  3,316,465     62,482,201       0.6%
  #News Corp. Class A................  9,024,175    176,873,830       1.7%
  #News Corp. Class B................  3,247,295     64,426,333       0.6%
  #Time Warner Cable, Inc............  1,921,256    154,565,045       1.5%
   Time Warner, Inc..................  5,323,159    199,405,536       2.0%
   Other Securities..................               403,077,907       4.0%
                                                 --------------      ----
Total Consumer Discretionary.........             1,645,583,310      16.2%
                                                 --------------      ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.........  3,155,848     97,294,794       1.0%
   CVS Caremark Corp.................  6,431,368    286,967,640       2.8%
  #Kraft Foods, Inc. Class A.........  7,128,852    284,227,329       2.8%
   Other Securities..................               255,898,110       2.5%
                                                 --------------      ----
Total Consumer Staples...............               924,387,873       9.1%
                                                 --------------      ----
Energy -- (16.7%)
   Anadarko Petroleum Corp...........  2,574,876    188,506,672       1.9%
   Apache Corp.......................  1,155,774    110,884,958       1.1%
  #Chesapeake Energy Corp............  3,267,150     60,246,246       0.6%
   Chevron Corp......................  1,669,494    177,901,281       1.8%
   ConocoPhillips....................  5,710,341    409,031,726       4.0%
   Devon Energy Corp.................  1,088,705     76,046,044       0.8%
   Hess Corp.........................  1,567,373     81,722,828       0.8%
   Marathon Oil Corp.................  3,625,708    106,378,273       1.0%
   Marathon Petroleum Corp...........  1,791,952     74,563,123       0.7%
   National Oilwell Varco, Inc.......  1,627,065    123,266,444       1.2%
  #Pioneer Natural Resources Co......    517,832     59,975,302       0.6%
   Valero Energy Corp................  2,806,975     69,332,282       0.7%
   Other Securities..................               288,680,430       2.8%
                                                 --------------      ----
Total Energy.........................             1,826,535,609      18.0%
                                                 --------------      ----
Financials -- (17.1%)
   Bank of America Corp.............. 24,999,052    202,742,312       2.0%
   Capital One Financial Corp........  1,092,331     60,602,524       0.6%
  #Citigroup, Inc....................  9,041,167    298,720,158       2.9%
  #CME Group, Inc....................    319,869     85,027,578       0.8%
   JPMorgan Chase & Co...............  1,496,828     64,333,667       0.6%
  #Loews Corp........................  2,340,216     96,253,084       1.0%
  #MetLife, Inc......................  4,759,859    171,497,720       1.7%
   Morgan Stanley....................  3,765,813     65,073,249       0.7%
  #Prudential Financial, Inc.........  2,340,342    141,684,305       1.4%
  #SunTrust Banks, Inc...............  2,564,707     62,271,086       0.6%
   Other Securities..................               628,839,010       6.2%
                                                 --------------      ----
Total Financials.....................             1,877,044,693      18.5%
                                                 --------------      ----
Health Care -- (8.8%)
   Aetna, Inc........................  1,957,594     86,212,440       0.8%
   Humana, Inc.......................    698,778     56,377,409       0.6%
   Pfizer, Inc....................... 17,815,204    408,502,628       4.0%
   Thermo Fisher Scientific, Inc.....  1,994,284    110,981,905       1.1%
   WellPoint, Inc....................  2,067,263    140,201,777       1.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                         SHARES         VALUE+      OF NET ASSETS**
                                                       ------------ --------------- ---------------
Health Care -- (Continued)
   Other Securities...................................              $   165,236,290        1.6%
                                                                    ---------------      -----
Total Health Care.....................................                  967,512,449        9.5%
                                                                    ---------------      -----
Industrials -- (13.4%)
   CSX Corp...........................................    6,342,908     141,510,277        1.4%
   General Electric Co................................   21,867,055     428,156,937        4.2%
  #Norfolk Southern Corp..............................    2,045,548     149,181,816        1.5%
   Northrop Grumman Corp..............................    1,545,282      97,785,445        1.0%
   Tyco International, Ltd............................    1,433,965      80,488,455        0.8%
   Union Pacific Corp.................................    2,422,164     272,348,120        2.7%
   Other Securities...................................                  300,389,113        2.9%
                                                                    ---------------      -----
Total Industrials.....................................                1,469,860,163       14.5%
                                                                    ---------------      -----
Information Technology -- (3.5%)
   Other Securities...................................                  378,920,592        3.7%
                                                                    ---------------      -----
Materials -- (2.7%)
  #Alcoa, Inc.........................................    5,357,434      52,127,833        0.5%
   International Paper Co.............................    2,299,481      76,595,712        0.7%
   Other Securities...................................                  171,903,835        1.7%
                                                                    ---------------      -----
Total Materials.......................................                  300,627,380        2.9%
                                                                    ---------------      -----
Telecommunication Services -- (6.1%)
   AT&T, Inc..........................................   13,051,618     429,528,748        4.2%
  #CenturyLink, Inc...................................    2,300,437      88,704,851        0.9%
  #Verizon Communications, Inc........................    1,811,751      73,158,505        0.7%
   Other Securities...................................                   78,059,153        0.8%
                                                                    ---------------      -----
Total Telecommunication Services......................                  669,451,257        6.6%
                                                                    ---------------      -----
Utilities -- (0.8%)
   Other Securities...................................                   82,481,799        0.8%
                                                                    ---------------      -----
TOTAL COMMON STOCKS...................................               10,142,405,125       99.8%
                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio --
     Institutional Shares.............................   31,844,654      31,844,654        0.3%
                                                                    ---------------      -----

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                       ------------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@ DFA Short Term Investment Fund...................  785,569,107     785,569,107        7.7%
 @ Repurchase Agreement, JPMorgan Securities LLC
   0.21%, 05/01/12 (Collateralized by $375,124 FNMA,
   rates ranging from 2.000% to 6.331%(r), maturities
   ranging from 01/01/19 to 09/01/45, valued at
   $376,287) to be repurchased at $364,198............ $        364         364,196        0.0%
                                                                    ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL...................                  785,933,303        7.7%
                                                                    ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,527,670,147)................................              $10,960,183,082      107.8%
                                                                    ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary............... $ 1,645,583,310           --   --    $ 1,645,583,310
   Consumer Staples.....................     924,387,873           --   --        924,387,873
   Energy...............................   1,826,535,609           --   --      1,826,535,609
   Financials...........................   1,877,044,693           --   --      1,877,044,693
   Health Care..........................     967,512,449           --   --        967,512,449
   Industrials..........................   1,469,860,163           --   --      1,469,860,163
   Information Technology...............     378,920,592           --   --        378,920,592
   Materials............................     300,627,380           --   --        300,627,380
   Telecommunication Services...........     669,451,257           --   --        669,451,257
   Utilities............................      82,481,799           --   --         82,481,799
Temporary Cash Investments..............      31,844,654           --   --         31,844,654
Securities Lending Collateral...........              -- $785,933,303   --        785,933,303
                                         --------------- ------------   --    ---------------
TOTAL................................... $10,174,249,779 $785,933,303   --    $10,960,183,082
                                         =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
   National Australia Bank, Ltd................. 1,490,363 $ 38,957,024       0.5%
   Wesfarmers, Ltd.............................. 2,578,622   80,973,411       1.1%
   Other Securities.............................            226,937,336       3.2%
                                                           ------------      ----
TOTAL AUSTRALIA.................................            346,867,771       4.8%
                                                           ------------      ----
AUSTRIA -- (0.3%)
   Other Securities.............................             21,553,007       0.3%
                                                           ------------      ----
BELGIUM -- (0.8%)
   Other Securities.............................             62,916,268       0.9%
                                                           ------------      ----
CANADA -- (10.6%)
  #Encana Corp.................................. 2,051,015   42,957,433       0.6%
  #Goldcorp, Inc................................ 1,677,120   64,225,793       0.9%
  #Manulife Financial Corp...................... 4,206,497   57,528,749       0.8%
  #Sun Life Financial, Inc...................... 1,513,735   37,113,592       0.5%
   Suncor Energy, Inc........................... 3,486,786  115,173,181       1.6%
  #Teck Resources, Ltd. Class B................. 1,483,730   55,362,948       0.8%
  #Thomson Reuters Corp......................... 1,832,184   54,751,300       0.7%
  #TransCanada Corp............................. 1,575,808   69,326,938       1.0%
   Other Securities.............................            383,877,001       5.3%
                                                           ------------      ----
TOTAL CANADA....................................            880,316,935      12.2%
                                                           ------------      ----
DENMARK -- (1.2%)
   Other Securities.............................            102,335,685       1.4%
                                                           ------------      ----
FINLAND -- (0.5%)
   Other Securities.............................             40,320,948       0.6%
                                                           ------------      ----
FRANCE -- (7.7%)
  #AXA SA....................................... 4,058,877   57,677,147       0.8%
   BNP Paribas SA............................... 1,248,772   50,399,590       0.7%
   Cie de Saint-Gobain SA....................... 1,039,077   43,626,019       0.6%
   France Telecom SA............................ 3,803,372   52,136,748       0.7%
   GDF Suez SA.................................. 2,974,295   68,480,750       1.0%
  #Societe Generale SA.......................... 1,558,512   36,896,510       0.5%
  #Vivendi SA................................... 3,567,218   65,981,070       0.9%
  Other Securities..............................            265,365,392       3.7%
                                                           ------------      ----
TOTAL FRANCE....................................            640,563,226       8.9%
                                                           ------------      ----
GERMANY -- (7.0%)
   Allianz SE...................................   330,017   36,810,454       0.5%
   Bayerische Motoren Werke AG..................   660,431   62,814,886       0.9%
   Daimler AG................................... 2,088,586  115,564,409       1.6%
   Deutsche Bank AG............................. 1,039,440   45,125,200       0.6%
  #Deutsche Telekom AG Sponsored ADR............ 3,099,741   35,337,047       0.5%
  #E.ON AG...................................... 2,894,296   65,531,861       0.9%
  #Munchener Rueckversicherungs-Gesellschaft AG.   395,244   57,409,200       0.8%
   Other Securities.............................            159,791,238       2.2%
                                                           ------------      ----
TOTAL GERMANY...................................            578,384,295       8.0%
                                                           ------------      ----
GREECE -- (0.1%)
   Other Securities.............................              4,120,169       0.1%
                                                           ------------      ----
HONG KONG -- (1.7%)
   Hutchison Whampoa, Ltd....................... 5,618,000   53,856,729       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                       ---------- -------------- ---------------
HONG KONG -- (Continued)
   Other Securities...................            $   83,058,768       1.2%
                                                  --------------      ----
TOTAL HONG KONG.......................               136,915,497       1.9%
                                                  --------------      ----
IRELAND -- (0.2%)
   Other Securities...................                17,279,741       0.2%
                                                  --------------      ----
ISRAEL -- (0.6%)
   Other Securities...................                47,664,525       0.7%
                                                  --------------      ----
ITALY -- (1.2%)
   Other Securities...................               102,282,841       1.4%
                                                  --------------      ----
JAPAN -- (17.4%)
   Mitsubishi Corp....................  2,411,300     52,257,599       0.7%
   Mitsubishi Heavy Industries, Ltd...  9,007,000     40,846,959       0.6%
   Mitsubishi UFJ Financial Group,
     Inc.............................. 17,167,906     82,431,923       1.2%
   Mitsui & Co., Ltd..................  2,469,100     38,556,482       0.5%
   Sumitomo Corp......................  3,241,900     46,071,274       0.6%
  #Toyota Motor Corp. Sponsored ADR...    673,198     55,054,132       0.8%
   Other Securities...................             1,131,567,900      15.7%
                                                  --------------      ----
TOTAL JAPAN...........................             1,446,786,269      20.1%
                                                  --------------      ----
MALAYSIA -- (0.0%)
   Other Securities...................                        --       0.0%
                                                  --------------      ----
NETHERLANDS -- (2.3%)
   ArcelorMittal NV...................  2,446,831     42,506,116       0.6%
   Koninklijke Philips Electronics NV.  1,939,039     38,587,673       0.5%
   Other Securities...................               113,298,898       1.6%
                                                  --------------      ----
TOTAL NETHERLANDS.....................               194,392,687       2.7%
                                                  --------------      ----
NEW ZEALAND -- (0.1%)
   Other Securities...................                 5,484,801       0.1%
                                                  --------------      ----
NORWAY -- (1.0%)
   Other Securities...................                86,545,255       1.2%
                                                  --------------      ----
PORTUGAL -- (0.1%)
   Other Securities...................                 8,206,069       0.1%
                                                  --------------      ----
SINGAPORE -- (1.0%)
   Other Securities...................                79,091,216       1.1%
                                                  --------------      ----
SPAIN -- (1.4%)
   Other Securities...................               114,294,255       1.6%
                                                  --------------      ----
SWEDEN -- (2.6%)
   Nordea Bank AB.....................  5,275,564     46,690,917       0.6%
   Other Securities...................               172,480,053       2.4%
                                                  --------------      ----
TOTAL SWEDEN..........................               219,170,970       3.0%
                                                  --------------      ----
SWITZERLAND -- (4.5%)
   Holcim, Ltd........................    886,165     55,272,069       0.8%
  *Swiss Re, Ltd......................  1,108,107     69,581,447       1.0%
  *UBS AG.............................  3,280,643     40,969,298       0.6%
   Zurich Insurance Group AG..........    225,125     55,156,285       0.7%
   Other Securities...................               153,704,777       2.1%
                                                  --------------      ----
TOTAL SWITZERLAND.....................               374,683,876       5.2%
                                                  --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                            SHARES         VALUE++     OF NET ASSETS**
                                                         -------------- -------------- ---------------
UNITED KINGDOM -- (19.1%)
   Aviva P.L.C..........................................      8,175,916 $   40,920,432        0.6%
   Barclays P.L.C.......................................     11,591,752     41,038,889        0.6%
   Barclays P.L.C. Sponsored ADR........................      4,327,157     61,618,716        0.9%
   BP P.L.C. Sponsored ADR..............................      4,848,222    210,461,317        2.9%
   International Power P.L.C............................      6,455,198     43,665,942        0.6%
   Kingfisher P.L.C.....................................     10,285,817     48,507,558        0.7%
  *Lloyds Banking Group P.L.C...........................     76,981,994     38,640,671        0.5%
   Royal Dutch Shell P.L.C. ADR.........................      3,323,210    243,790,686        3.4%
   Vodafone Group P.L.C.................................     34,976,333     96,813,260        1.3%
   Vodafone Group P.L.C. Sponsored ADR..................      8,190,343    227,937,246        3.2%
   William Morrison Supermarkets P.L.C..................      8,127,143     37,017,257        0.5%
   Xstrata P.L.C........................................      5,211,952    100,098,296        1.4%
   Other Securities.....................................                   396,933,279        5.5%
                                                                        --------------      -----
TOTAL UNITED KINGDOM....................................                 1,587,443,549       22.1%
                                                                        --------------      -----
TOTAL COMMON STOCKS.....................................                 7,097,619,855       98.6%
                                                                        --------------      -----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities.....................................                    20,410,954        0.3%
                                                                        --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities.....................................                             2        0.0%
                                                                        --------------      -----

                                                            SHARES/
                                                             FACE
                                                            AMOUNT         VALUE+
                                                         -------------- --------------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@ DFA Short Term Investment Fund.....................  1,174,000,000  1,174,000,000       16.3%
   @ Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.21%, 05/01/12 (Collateralized by FHLMC
     2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $200,496) to berepurchased at
     $196,566........................................... $          197        196,565        0.0%
                                                                        --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................                 1,174,196,565       16.3%
                                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,877,751,800).................................                $8,292,227,376      115.2%
                                                                        ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    4,983,494 $  341,884,277   --    $  346,867,771
   Austria....................             --     21,553,007   --        21,553,007
   Belgium....................      2,576,759     60,339,509   --        62,916,268
   Canada.....................    880,316,935             --   --       880,316,935
   Denmark....................             --    102,335,685   --       102,335,685
   Finland....................      1,505,997     38,814,951   --        40,320,948
   France.....................     25,911,691    614,651,535   --       640,563,226
   Germany....................     84,691,422    493,692,873   --       578,384,295
   Greece.....................             --      4,120,169   --         4,120,169
   Hong Kong..................             --    136,915,497   --       136,915,497
   Ireland....................      5,283,523     11,996,218   --        17,279,741
   Israel.....................      6,184,967     41,479,558   --        47,664,525
   Italy......................     21,219,340     81,063,501   --       102,282,841
   Japan......................    115,375,138  1,331,411,131   --     1,446,786,269
   Malaysia...................             --             --   --                --
   Netherlands................     11,737,570    182,655,117   --       194,392,687
   New Zealand................             --      5,484,801   --         5,484,801
   Norway.....................        289,916     86,255,339   --        86,545,255
   Portugal...................             --      8,206,069   --         8,206,069
   Singapore..................             --     79,091,216   --        79,091,216
   Spain......................      8,765,062    105,529,193   --       114,294,255
   Sweden.....................      9,516,859    209,654,111   --       219,170,970
   Switzerland................     46,723,453    327,960,423   --       374,683,876
   United Kingdom.............    807,957,592    779,485,957   --     1,587,443,549
Preferred Stocks
   Germany....................             --     20,410,954   --        20,410,954
Rights/Warrants
   Spain......................             --              2   --                 2
Securities Lending Collateral.             --  1,174,196,565   --     1,174,196,565
                               -------------- --------------   --    --------------
TOTAL......................... $2,033,039,718 $6,259,187,658   --    $8,292,227,376
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.           THE DFA
                                                               LARGE CAP VALUE INTERNATIONAL VALUE
                                                                   SERIES            SERIES
                                                               --------------- -------------------
ASSETS:
Investments at Value (including $767,016 and $1,116,551 of
  securities on loan, respectively)...........................   $10,142,405       $7,118,031
Temporary Cash Investments at Value & Cost....................        31,845               --
Collateral Received from Securities on Loan at Value & Cost ..           364              197
Affiliated Collateral Received from Securities on Loan at
  Value & Cost................................................       785,569        1,174,000
Foreign Currencies at Value...................................            --           24,978
Cash..........................................................            --           18,001
Receivables:
 Investment Securities Sold...................................        23,112           19,106
 Dividends, Interest and Tax Reclaims.........................         9,932           39,352
 Securities Lending Income....................................           604            2,958
 Fund Shares Sold.............................................         1,481            2,585
Unrealized Gain on Foreign Currency Contracts.................            --               25
Prepaid Expenses and Other Assets.............................            14              188
                                                                 -----------       ----------
   Total Assets...............................................    10,995,326        8,399,421
                                                                 -----------       ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.............................       785,933        1,174,197
 Investment Securities Purchased..............................        41,572           27,304
 Fund Shares Redeemed.........................................           778              399
 Due to Advisor...............................................           844            1,191
Unrealized Loss on Foreign Currency Contracts.................            --                9
Accrued Expenses and Other Liabilities........................           504              412
                                                                 -----------       ----------
   Total Liabilities..........................................       829,631        1,203,512
                                                                 -----------       ----------
NET ASSETS....................................................   $10,165,695       $7,195,909
                                                                 ===========       ==========
Investments at Cost...........................................   $ 7,709,892       $6,703,555
                                                                 -----------       ----------
Foreign Currencies at Cost....................................   $        --       $   24,804
                                                                 -----------       ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                           THE U.S.      THE DFA
                                                          LARGE CAP   INTERNATIONAL
                                                         VALUE SERIES VALUE SERIES
                                                         ------------ -------------
INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $0 and
   $9,473, respectively)................................   $103,969     $ 122,522
 Interest...............................................         12             1
 Income from Securities Lending.........................      5,560         6,168
                                                           --------     ---------
     Total Investment Income............................    109,541       128,691
                                                           --------     ---------
EXPENSES
 Investment Advisory Services Fees......................      4,868         6,964
 Accounting & Transfer Agent Fees.......................        458           333
 Custodian Fees.........................................         50           628
 Shareholders' Reports..................................         24            18
 Directors'/Trustees' Fees & Expenses...................         38            28
 Professional Fees......................................        189            84
 Other..................................................         56            53
                                                           --------     ---------
     Total Expenses.....................................      5,683         8,108
                                                           --------     ---------
 Fees Paid Indirectly...................................         --           (10)
                                                           --------     ---------
 Net Expenses...........................................      5,683         8,098
                                                           --------     ---------
 NET INVESTMENT INCOME (LOSS)...........................    103,858       120,593
                                                           --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:...........................
   Investment Securities Sold...........................    223,634        99,828
   Foreign Currency Transactions........................         --          (798)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    667,097      (142,403)
   Translation of Foreign Currency Denominated Amounts..         --           843
                                                           --------     ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS)................    890,731       (42,530)
                                                           --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................   $994,589     $  78,063
                                                           ========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      THE U.S.                  THE DFA
                                                                   LARGE CAP VALUE        INTERNATIONAL VALUE
                                                                       SERIES                    SERIES
                                                              ------------------------  -----------------------
                                                              SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                                 ENDED        ENDED        ENDED       ENDED
                                                               APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                                 2012          2011        2012         2011
                                                              -----------  -----------  ----------- -----------
                                                              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................ $   103,858  $   168,852  $  120,593  $   254,173
 Net Realized Gain (Loss) on:
   Investment Securities Sold................................     223,634      387,017      99,828      161,341
   Futures...................................................          --      (12,646)         --           --
   Foreign Currency Transactions.............................          --           --        (798)         506
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency................     667,097      (74,679)   (142,403)  (1,021,735)
   Translation of Foreign Currency Denominated
     Amounts.................................................          --           --         843         (517)
                                                              -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................     994,589      468,544      78,063     (606,232)
                                                              -----------  -----------  ----------  -----------
Transactions in Interest:
 Contributions...............................................     251,235    1,230,772     362,469      900,473
 Withdrawals.................................................    (415,236)  (1,180,609)   (200,530)    (257,967)
                                                              -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in
       Interest..............................................    (164,001)      50,163     161,939      642,506
                                                              -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets.................     830,588      518,707     240,002       36,274
NET ASSETS
 Beginning of Period.........................................   9,335,107    8,816,400   6,955,907    6,919,633
                                                              -----------  -----------  ----------  -----------
 End of Period............................................... $10,165,695  $ 9,335,107  $7,195,909  $ 6,955,907
                                                              ===========  ===========  ==========  ===========

                See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

                                                                 THE U.S. LARGE CAP VALUE SERIES+
                                   --------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                     SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED        ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012          2011        2010        2009          2008           2007         2006
                                   -----------     ----------  ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................       10.72%(C)       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
                                   -----------     ----------  ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $10,165,695     $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net
  Assets..........................        0.12%(B)       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to
  Average Net Assets..............        2.15%(B)       1.79%       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........           6%(C)         14%         28%         29%         19%(C)            9%          13%

                                                               THE DFA INTERNATIONAL VALUE SERIES+
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average Net
  Assets..........................       0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment Income to
  Average Net Assets..............       3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate...........          8%(C)          9%          20%         18%         16%(C)          16%          8%

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which two, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series") are presented in this report.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investments, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series' books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                                       FESS PAID
                                                                       INDIRECTLY
                                                                       ----------
The DFA International Value Series....................................    $ 10

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series............................................ $252
The DFA International Value Series.........................................  195

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                                            PURCHASES  SALES
                                                                            --------- --------
The U.S. Large Cap Value Series............................................ $569,377  $633,876
The DFA International Value Series.........................................  814,499   542,286

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                           FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                          ---------- ------------ -------------- --------------
The U.S. Large Cap Value
  Series................. $8,527,971  $2,786,176    $(353,964)     $2,432,212
The DFA International
  Value Series...........  7,879,341   1,169,037     (756,150)        412,887

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Series had no outstanding futures.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                          ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value
  Series.................     0.86%       $14,147         27         $9        $58,537
The DFA International
  Value Series...........     0.82%        15,357          4          1         15,549

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2012.

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements for each series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For the DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043012-009S

                                                             [DIMENSIONAL LOGO]

SEMI-ANNUAL REPORT
--------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

[-s- David G. Booth]

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                           PAGE
                                                           ----
LETTER TO SHAREHOLDERS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES                   1

DIMENSIONAL INVESTMENT GROUP INC.

   Disclosure of Fund Expenses............................   2

   Disclosure of Portfolio Holdings.......................   4

   Schedules of Investments
       DFA International Value Portfolio III..............   5
       U.S. Large Cap Value Portfolio III.................   5
       Tax-Managed U.S. Marketwide Value Portfolio II.....   6

   Statements of Assets and Liabilities...................   7

   Statements of Operations...............................   8

   Statements of Changes in Net Assets....................   9

   Financial Highlights...................................  10

   Notes to Financial Statements..........................  12

THE DFA INVESTMENT TRUST COMPANY

   Disclosure of Fund Expenses............................  19

   Disclosure of Portfolio Holdings.......................  21

   Summary Schedules of Portfolio Holdings
       The DFA International Value Series.................  22
       The U.S. Large Cap Value Series....................  26
       The Tax-Managed U.S. Marketwide Value Series.......  29

   Statements of Assets and Liabilities...................  32

   Statements of Operations...............................  33

   Statements of Changes in Net Assets....................  34

   Financial Highlights...................................  35

   Notes to Financial Statements..........................  36

VOTING PROXIES ON FUND PORTFOLIO SECURITIES...............  44

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS..........  45

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
---------------------------------------------------------------

Investment Abbreviations

ADR     American Depositary Receipt
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes

+    See Note B to Financial Statements.
++   Securities have generally been fair valued. See Note B to
     Financial Statements.
**   Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
     Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(r)  The adjustable rate shown is effective as of April 30, 2012.
(S)  Affiliated Fund.

FINANCIAL HIGHLIGHTS
---------------------
(A)      Computed using average shares outstanding.
(B)      Annualized
(C)      Non-Annualized
(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--   Amounts designated as -- are either zero or rounded to zero.
RIC  Registered Investment Company
SEC  Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/11  04/30/12    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO III
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,010.75    0.26%    $1.30
Hypothetical 5% Annual Return......... $1,000.00 $1,023.57    0.26%    $1.31

U.S. LARGE CAP VALUE PORTFOLIO III
----------------------------------
Actual Fund Return.................... $1,000.00 $1,107.10    0.14%    $0.73
Hypothetical 5% Annual Return......... $1,000.00 $1,024.17    0.14%    $0.70

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                BEGINNING  ENDING              EXPENSES
                                                 ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                  VALUE    VALUE     EXPENSE    DURING
                                                11/01/11  04/30/12    RATIO*   PERIOD*
                                                --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
----------------------------------------------
Actual Fund Return............................. $1,000.00 $1,112.85    0.24%    $1.26
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.67    0.24%    $1.21

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                                 AFFILIATED INVESTMENT COMPANY
                                                 -----------------------------
DFA International Value Portfolio III...........             100.0%
U.S. Large Cap Value Portfolio III..............             100.0%
Tax-Managed U.S. Marketwide Value Portfolio II..             100.0%

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                                     VALUE+
                                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust
  Company....................................................................... $1,229,496,184
                                                                                 --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,158,132,585)... $1,229,496,184
                                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                                     VALUE+
                                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust
  Company....................................................................... $1,996,653,721
                                                                                 --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,512,530,643)... $1,996,653,721
                                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                           VALUE+
                                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust
  Company.............................................................................. $910,147,766
                                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $740,323,770).............. $910,147,766
                                                                                        ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                                TAX-MANAGED
                                                                      DFA INTERNATIONAL    U.S. LARGE CAP     U.S. MARKETWIDE
                                                                     VALUE PORTFOLIO III VALUE PORTFOLIO III VALUE PORTFOLIO II
                                                                     ------------------- ------------------- ------------------
ASSETS:
Investments in Affiliated Investment Company at Value...............    $  1,229,496        $  1,996,654        $    910,148
Receivables:
   Affiliated Investment Company Sold...............................             153                 594                  --
   Fund Shares Sold.................................................             760               1,054                 337
Prepaid Expenses and Other Assets...................................              11                  12                   5
                                                                        ------------        ------------        ------------
       Total Assets.................................................       1,230,420           1,998,314             910,490
                                                                        ------------        ------------        ------------
LIABILITIES:
Payables:
   Affiliated Investment Company Purchased..........................              --                  --                   2
   Fund Shares Redeemed.............................................             913               1,648                 335
   Due to Advisor...................................................              10                  17                  --
Accrued Expenses and Other Liabilities..............................              64                  89                  37
                                                                        ------------        ------------        ------------
       Total Liabilities............................................             987               1,754                 374
                                                                        ------------        ------------        ------------
NET ASSETS..........................................................    $  1,229,433        $  1,996,560        $    910,116
                                                                        ============        ============        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................      83,300,800         123,466,163          59,516,304
                                                                        ============        ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE.............................................................    $      14.76        $      16.17        $      15.29
                                                                        ============        ============        ============
Investment in Affiliated Investment Company at Cost.................    $  1,158,132        $  1,512,531        $    740,324
                                                                        ------------        ------------        ------------
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................    $  1,125,906        $  1,691,141        $    757,754
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)................................................          11,267               5,231               2,448
Accumulated Net Realized Gain (Loss)................................          20,695            (183,935)            (19,910)
Net Unrealized Foreign Exchange Gain (Loss).........................             201                  --                  --
Net Unrealized Appreciation (Depreciation)..........................          71,364             484,123             169,824
                                                                        ------------        ------------        ------------
NET ASSETS..........................................................    $  1,229,433        $  1,996,560        $    910,116
                                                                        ============        ============        ============
(1) NUMBER OF SHARES AUTHORIZED.....................................     500,000,000         700,000,000         500,000,000
                                                                        ============        ============        ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                                               TAX-MANAGED
                                                                     DFA INTERNATIONAL    U.S. LARGE CAP     U.S. MARKETWIDE
                                                                    VALUE PORTFOLIO III VALUE PORTFOLIO III VALUE PORTFOLIO II
                                                                    ------------------- ------------------- ------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,602, $0 and $0,
     respectively).................................................      $ 20,655            $ 20,424            $ 9,098
   Interest........................................................            --                   2                  2
   Income from Securities Lending..................................         1,044               1,093                387
   Expenses Allocated from Affiliated Investment Company...........        (1,367)             (1,116)              (942)
                                                                         --------            --------            -------
       Total Investment Income.....................................        20,332              20,403              8,545
                                                                         --------            --------            -------
EXPENSES
   Administrative Services Fees....................................            59                  96                 --
   Accounting & Transfer Agent Fees................................            12                  16                 11
   Filing Fees.....................................................            44                  28                 34
   Shareholders' Reports...........................................            23                  27                 11
   Directors'/Trustees' Fees & Expenses............................             5                   8                  3
   Audit Fees......................................................             2                   2                  2
   Legal Fees......................................................            16                  25                 11
   Other...........................................................             4                   7                  3
                                                                         --------            --------            -------
       Total Expenses..............................................           165                 209                 75
                                                                         --------            --------            -------
   NET INVESTMENT INCOME (LOSS)....................................        20,167              20,194              8,470
                                                                         --------            --------            -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Investment Securities Sold....................................        20,936              44,707             11,567
     Foreign Currency Transactions.................................          (133)                 --                 --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency....................       (25,032)            130,677             72,390
     Translation of Foreign Currency Denominated Amounts...........           146                  --                 --
                                                                         --------            --------            -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................        (4,083)            175,384             83,957
                                                                         --------            --------            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....      $ 16,084            $195,578            $92,427
                                                                         ========            ========            =======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                         TAX-MANAGED
                                                       DFA INTERNATIONAL        U.S. LARGE CAP         U.S. MARKETWIDE
                                                      VALUE PORTFOLIO III     VALUE PORTFOLIO III     VALUE PORTFOLIO II
                                                    ----------------------  ----------------------  ---------------------
                                                    SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                       ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                                                     APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012        2011        2012        2011        2012        2011
                                                    ----------- ----------  ----------- ----------  ----------- ---------
                                                    (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)...................... $   20,167  $   41,672  $   20,194  $   32,964   $  8,470   $  13,672
 Net Realized Gain (Loss) on:
   Investment Securities Sold......................     20,936      32,630      44,707      76,719     11,567      28,752
   Futures.........................................         --          --          --      (2,459)        --          --
   Foreign Currency Transactions...................       (133)         87          --          --         --          --
 Change in Unrealized Appreciation.................
   (Depreciation) of:
   Investment Securities and Foreign Currency......    (25,032)   (169,478)    130,677      (6,368)    72,390       7,200
   Translation of Foreign Currency Denominated
     Amounts.......................................        146         (92)         --          --         --          --
                                                    ----------  ----------  ----------  ----------   --------   ---------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations...................     16,084     (95,181)    195,578     100,856     92,427      49,624
                                                    ----------  ----------  ----------  ----------   --------   ---------
Distributions From:
 Net Investment Income.............................    (11,462)    (40,365)    (20,485)    (32,227)    (8,436)    (13,126)
 Net Long-Term Gains...............................     (3,912)         --          --          --         --          --
                                                    ----------  ----------  ----------  ----------   --------   ---------
     Total Distributions...........................    (15,374)    (40,365)    (20,485)    (32,227)    (8,436)    (13,126)
                                                    ----------  ----------  ----------  ----------   --------   ---------
Capital Share Transactions (1):
 Shares Issued.....................................    195,335     272,062     147,627     351,449     59,270     143,653
 Shares Issued in Lieu of Cash Distributions.......     13,190      35,235      17,904      28,670      8,421      13,105
 Shares Redeemed...................................   (118,612)   (193,428)   (167,292)   (339,824)   (79,453)   (128,803)
                                                    ----------  ----------  ----------  ----------   --------   ---------
     Net Increase (Decrease) from Capital Share
       Transactions................................     89,913     113,869      (1,761)     40,295    (11,762)     27,955
                                                    ----------  ----------  ----------  ----------   --------   ---------
     Total Increase (Decrease) in Net Assets.......     90,623     (21,677)    173,332     108,924     72,229      64,453
NET ASSETS
 Beginning of Period...............................  1,138,810   1,160,487   1,823,228   1,714,304    837,887     773,434
                                                    ----------  ----------  ----------  ----------   --------   ---------
 End of Period..................................... $1,229,433  $1,138,810  $1,996,560  $1,823,228   $910,116   $ 837,887
                                                    ==========  ==========  ==========  ==========   ========   =========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued.....................................     13,738      17,001       9,645      22,958      4,100      10,107
 Shares Issued in Lieu of Cash Distributions.......        957       2,121       1,209       1,893        605         925
 Shares Redeemed...................................     (8,302)    (11,852)    (10,835)    (21,905)    (5,542)     (8,972)
                                                    ----------  ----------  ----------  ----------   --------   ---------
     Net Increase (Decrease) from Shares Issued
       and Redeemed................................      6,393       7,270          19       2,946       (837)      2,060
                                                    ==========  ==========  ==========  ==========   ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME).......................................... $   11,267  $    2,562  $    5,231  $    5,522   $  2,448   $   2,414

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA INTERNATIONAL VALUE PORTFOLIO III
                                   --------------------------------------------------------------------------------------
                                                                                        PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR      DEC. 1,         YEAR       YEAR
                                       ENDED         ENDED       ENDED       ENDED      2007 TO        ENDED      ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      NOV. 30,   NOV. 30,
                                       2012           2011        2010        2009       2008           2007       2006
                                   -----------    ----------   ----------  ----------  ---------     ----------  --------
                                    (UNAUDITED)
Net Asset Value, Beginning
  of Period ...................... $    14.81     $    16.66   $    15.41  $    11.74  $  24.03      $    21.46  $  16.89
                                   ----------     ----------   ----------  ----------  --------      ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income
   (Loss) (A) ....................       0.25           0.58         0.39        0.40      0.72            0.71      0.64
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.10)         (1.87)        1.25        3.66    (11.64)           2.92      5.10
                                   ----------     ----------   ----------  ----------  --------      ----------  --------
   Total from Investment
     Operations...................       0.15          (1.29)        1.64        4.06    (10.92)           3.63      5.74
                                   ----------     ----------   ----------  ----------  --------      ----------  --------
Less Distributions
------------------
 Net Investment Income............      (0.15)         (0.56)       (0.39)      (0.39)    (0.80)          (0.63)    (0.65)
 Net Realized Gains...............      (0.05)            --           --          --     (0.57)          (0.43)    (0.52)
                                   ----------     ----------   ----------  ----------  --------      ----------  --------
   Total Distributions............      (0.20)         (0.56)       (0.39)      (0.39)    (1.37)          (1.06)    (1.17)
                                   ----------     ----------   ----------  ----------  --------      ----------  --------
Net Asset Value, End of
  Period.......................... $    14.76     $    14.81   $    16.66  $    15.41  $  11.74      $    24.03  $  21.46
                                   ==========     ==========   ==========  ==========  ========      ==========  ========
Total Return......................       1.08%(C)      (8.06)%      11.05%      35.37%   (47.87)%(C)      17.32%    35.67%
                                   ----------     ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period
  (thousands)..................... $1,229,433     $1,138,810   $1,160,487  $1,008,172  $726,061      $1,190,286  $999,893
Ratio of Expenses to Average
  Net Assets (D)..................       0.26%(B)       0.26%        0.26%       0.28%     0.26%(B)        0.25%     0.26%
Ratio of Net Investment
  Income to Average Net
  Assets..........................       3.45%(B)       3.45%        2.53%       3.19%     4.03%(B)        3.02%     3.37%

                                                               U.S. LARGE CAP VALUE PORTFOLIO III
                                   ------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                    SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,          YEAR        YEAR
                                       ENDED        ENDED       ENDED       ENDED        2007 TO         ENDED       ENDED
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,    NOV. 30,
                                       2012          2011        2010        2009          2008           2007        2006
                                   -----------    ----------  ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Net Asset Value, Beginning
  of Period ...................... $    14.77     $    14.23  $    12.10  $    11.15  $    18.75      $    19.55   $    16.89
                                   ----------     ----------  ----------  ----------  ----------      ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
   (Loss) (A) ....................       0.16           0.27        0.27        0.25        0.29            0.28         0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       1.41           0.54        2.12        0.97       (6.76)          (0.33)        2.69
                                   ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total from Investment
     Operations...................       1.57           0.81        2.39        1.22       (6.47)          (0.05)        3.00
                                   ----------     ----------  ----------  ----------  ----------      ----------   ----------
Less Distributions
------------------
 Net Investment Income............      (0.17)         (0.27)      (0.26)      (0.27)      (0.29)          (0.27)       (0.29)
 Net Realized Gains...............         --             --          --          --       (0.84)          (0.48)       (0.05)
                                   ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total Distributions............      (0.17)         (0.27)      (0.26)      (0.27)      (1.13)          (0.75)       (0.34)
                                   ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, End of
  Period.......................... $    16.17     $    14.77  $    14.23  $    12.10  $    11.15      $    18.75   $    19.55
                                   ==========     ==========  ==========  ==========  ==========      ==========   ==========
Total Return......................      10.71%(C)       5.64%      19.96%      11.88%     (36.55)%(C)      (0.35)%      18.10%
                                   ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $1,996,560     $1,823,228  $1,714,304  $1,457,701  $1,227,331      $1,731,226   $1,548,504
Ratio of Expenses to Average
  Net Assets (D)..................       0.14%(B)       0.14%       0.14%       0.16%       0.14%(B)        0.14%        0.14%
Ratio of Net Investment
  Income to Average Net
  Assets..........................       2.12%(B)       1.77%       2.00%       2.37%       1.98%(B)        1.41%        1.75%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                             ---------------------------------------------------------------------------------
                                                                                          PERIOD
                                             SIX MONTHS      YEAR      YEAR      YEAR     DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED     ENDED     ENDED     2007 TO        ENDED       ENDED
                                              APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,      NOV. 30,    NOV. 30,
                                                2012         2011      2010      2009      2008           2007        2006
                                             -----------   --------  --------  --------  ---------     ----------  ----------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........  $  13.88     $  13.27  $  11.17  $  10.20  $  17.41      $    17.57  $    15.17
                                              --------     --------  --------  --------  --------      ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........      0.14         0.23      0.17      0.21      0.28            0.29        0.26
 Net Gains (Losses) on Securities (Realized
   and Unrealized)..........................      1.41         0.60      2.10      1.02     (6.42)          (0.16)       2.39
                                              --------     --------  --------  --------  --------      ----------  ----------
   Total from Investment Operations.........      1.55         0.83      2.27      1.23     (6.14)           0.13        2.65
                                              --------     --------  --------  --------  --------      ----------  ----------
Less Distributions
------------------
 Net Investment Income......................     (0.14)       (0.22)    (0.17)    (0.26)    (0.31)          (0.29)      (0.25)
 Net Realized Gains.........................        --           --        --        --     (0.76)             --          --
                                              --------     --------  --------  --------  --------      ----------  ----------
   Total Distributions......................     (0.14)       (0.22)    (0.17)    (0.26)    (1.07)          (0.29)      (0.25)
                                              --------     --------  --------  --------  --------      ----------  ----------
Net Asset Value, End of Period..............  $  15.29     $  13.88  $  13.27  $  11.17  $  10.20      $    17.41  $    17.57
                                              ========     ========  ========  ========  ========      ==========  ==========
Total Return................................     11.29%(C)     6.26%    20.47%    12.64%   (37.46)%(C)       0.67%      17.67%
                                              --------     --------  --------  --------  --------      ----------  ----------

Net Assets, End of Period (thousands).......  $910,116     $837,887  $773,434  $671,403  $613,690      $1,110,266  $1,015,376
Ratio of Expenses to Average Net
  Assets (D)................................      0.24%(B)     0.23%     0.23%     0.26%     0.23%(B)        0.23%       0.24%
Ratio of Net Investment Income to Average
  Net Assets................................      1.96%(B)     1.60%     1.38%     2.16%     2.07%(B)        1.59%       1.61%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios") are presented in this report.

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 17%, 20% and 29% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio III............. $32
U.S. Large Cap Value Portfolio III................  49
Tax-Managed U.S. Marketwide Value Portfolio II....  22

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/(losses), gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions as part of the dividends paid deduction for income purposes, were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      INCREASE       INCREASE
                                                                     (DECREASE)     (DECREASE)
                                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                   --------------- -------------- --------------
DFA International Value Portfolio III.............     $2,898         $(2,421)        $(477)
U.S. Large Cap Value Portfolio III................         --              (1)            1
Tax-Managed U.S. Marketwide Value Portfolio II....         --             (21)           21

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                           INCOME
                                       AND SHORT-TERM   LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- -------
DFA International Value Portfolio III
2010..................................    $26,333           --      $26,333
2011..................................     43,008         $256       43,264
U.S. Large Cap Value Portfolio III
2010..................................     31,280           --       31,280
2011..................................     32,227           --       32,227

                                                NET INVESTMENT
                                                    INCOME
                                                AND SHORT-TERM   LONG-TERM
                                                CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio II
2010...........................................    $ 9,851          --       $ 9,851
2011...........................................     13,126          --        13,126

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   NET INVESTMENT
                                                       INCOME
                                                   AND SHORT-TERM   LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- ------
DFA International Value Portfolio III.............     $2,643         $256      $2,899

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED
                                                        NET                                   TOTAL NET
                                                    INVESTMENT                              DISTRIBUTABLE
                                                    INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                    SHORT-TERM     LONG-TERM       LOSS      ACCUMULATED
                                                   CAPITAL GAINS CAPITAL GAINS CARRYFORWARD   (LOSSES)
                                                   ------------- ------------- ------------ -------------
DFA International Value Portfolio III.............    $3,014        $3,837             --     $   6,851
U.S. Large Cap Value Portfolio III................     5,584            --      $(228,584)     (223,000)
Tax-Managed U.S. Marketwide Value Portfolio II....     2,549            --        (31,372)      (28,823)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   EXPIRES ON OCTOBER 31,
                                                   ----------------------
                                                            2017           TOTAL
                                                   ---------------------- --------
U.S. Large Cap Value Portfolio III................        $228,584        $228,584
Tax-Managed U.S. Marketwide Value Portfolio II....          31,372          31,372

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thounsands).

DFA International Value Portfolio III............. $28,403
U.S. Large Cap Value Portfolio III................  74,315
Tax-Managed U.S. Marketwide Value Portfolio II....  28,744

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                               NET
                                                    FEDERAL                                 UNREALIZED
                                                      TAX      UNREALIZED    UNREALIZED    APPRECIATION
                                                     COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio III............. $1,158,404   $193,393     $(122,301)      $ 71,092
U.S. Large Cap Value Portfolio III................  1,512,590    550,879       (66,815)       484,064
Tax-Managed U.S. Marketwide Value Portfolio II....    740,516    226,626       (56,994)       169,632

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S) 336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S) 336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

I. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
DFA International Value Portfolio III.............      3             84%
U.S. Large Cap Value Portfolio III................      3             83%
Tax-Managed U.S. Marketwide Value Portfolio II....      2             90%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/11  04/30/12    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return................. $1,000.00 $1,010.76    0.23%    $1.15
Hypothetical 5% Annual Return...... $1,000.00 $1,023.72    0.23%    $1.16

THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return................. $1,000.00 $1,107.21    0.12%    $0.63
Hypothetical 5% Annual Return...... $1,000.00 $1,024.27    0.12%    $0.60

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,112.74    0.22%    $1.16
Hypothetical 5% Annual Return................ $1,000.00 $1,023.77    0.22%    $1.11

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary....  12.3%
Consumer Staples..........   5.4%
Energy....................  14.3%
Financials................  27.7%
Health Care...............   1.7%
Industrials...............  10.8%
Information Technology....   2.8%
Materials.................  13.3%
Other.....................    --
Telecommunication
  Services................   8.3%
Utilities.................   3.4%
                            -----
                           100.0%

 THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.....  16.2%
Consumer Staples...........   9.1%
Energy.....................  18.0%
Financials.................  18.5%
Health Care................   9.6%
Industrials................  14.5%
Information Technology.....   3.7%
Materials..................   3.0%
Telecommunication Services.   6.6%
Utilities..................   0.8%
                            -----
                            100.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE
             SERIES
Consumer Discretionary.......  18.4%
Consumer Staples.............   8.0%
Energy.......................  15.7%
Financials...................  16.4%
Health Care..................   9.6%
Industrials..................  15.2%
Information Technology.......   6.1%
Materials....................   3.4%
Other........................    --
Telecommunication Services...   6.6%
Utilities....................   0.6%
                               -----
                              100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                                --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
    National Australia Bank, Ltd............... 1,490,363 $ 38,957,024       0.5%
    Wesfarmers, Ltd............................ 2,578,622   80,973,411       1.1%
    Other Securities...........................            226,937,336       3.2%
                                                          ------------      ----
TOTAL AUSTRALIA................................            346,867,771       4.8%
                                                          ------------      ----
AUSTRIA -- (0.3%)
    Other Securities...........................             21,553,007       0.3%
                                                          ------------      ----
BELGIUM -- (0.8%)
    Other Securities...........................             62,916,268       0.9%
                                                          ------------      ----
CANADA -- (10.6%)
   #Encana Corp................................ 2,051,015   42,957,433       0.6%
   #Goldcorp, Inc.............................. 1,677,120   64,225,793       0.9%
   #Manulife Financial Corp.................... 4,206,497   57,528,749       0.8%
   #Sun Life Financial, Inc.................... 1,513,735   37,113,592       0.5%
    Suncor Energy, Inc......................... 3,486,786  115,173,181       1.6%
   #Teck Resources, Ltd. Class B............... 1,483,730   55,362,948       0.8%
   #Thomson Reuters Corp....................... 1,832,184   54,751,300       0.7%
   #TransCanada Corp........................... 1,575,808   69,326,938       1.0%
    Other Securities...........................            383,877,001       5.3%
                                                          ------------      ----
TOTAL CANADA...................................            880,316,935      12.2%
                                                          ------------      ----
DENMARK -- (1.2%)
    Other Securities...........................            102,335,685       1.4%
                                                          ------------      ----
FINLAND -- (0.5%)
    Other Securities...........................             40,320,948       0.6%
                                                          ------------      ----
FRANCE -- (7.7%)
   #AXA SA..................................... 4,058,877   57,677,147       0.8%
    BNP Paribas SA............................. 1,248,772   50,399,590       0.7%
    Cie de Saint-Gobain SA..................... 1,039,077   43,626,019       0.6%
    France Telecom SA.......................... 3,803,372   52,136,748       0.7%
    GDF Suez SA................................ 2,974,295   68,480,750       1.0%
   #Societe Generale SA........................ 1,558,512   36,896,510       0.5%
   #Vivendi SA................................. 3,567,218   65,981,070       0.9%
    Other Securities...........................            265,365,392       3.7%
                                                          ------------      ----
TOTAL FRANCE...................................            640,563,226       8.9%
                                                          ------------      ----
GERMANY -- (7.0%)
    Allianz SE.................................   330,017   36,810,454       0.5%
    Bayerische Motoren Werke AG................   660,431   62,814,886       0.9%
    Daimler AG................................. 2,088,586  115,564,409       1.6%
    Deutsche Bank AG........................... 1,039,440   45,125,200       0.6%
   #Deutsche Telekom AG Sponsored ADR.......... 3,099,741   35,337,047       0.5%
   #E.ON AG.................................... 2,894,296   65,531,861       0.9%
   #Munchener Rueckversicherungs-Gesellschaft
     AG........................................   395,244   57,409,200       0.8%
    Other Securities...........................            159,791,238       2.2%
                                                          ------------      ----
TOTAL GERMANY..................................            578,384,295       8.0%
                                                          ------------      ----
GREECE -- (0.1%)
    Other Securities...........................              4,120,169       0.1%
                                                          ------------      ----
HONG KONG -- (1.7%)
    Hutchison Whampoa, Ltd..................... 5,618,000   53,856,729       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                        ---------- -------------- ---------------
HONG KONG -- (Continued)
    Other Securities...................            $   83,058,768       1.2%
                                                   --------------      ----
TOTAL HONG KONG........................               136,915,497       1.9%
                                                   --------------      ----
IRELAND -- (0.2%)
    Other Securities...................                17,279,741       0.2%
                                                   --------------      ----
ISRAEL -- (0.6%)
    Other Securities...................                47,664,525       0.7%
                                                   --------------      ----
ITALY -- (1.2%)
    Other Securities...................               102,282,841       1.4%
                                                   --------------      ----
JAPAN -- (17.4%)
    Mitsubishi Corp....................  2,411,300     52,257,599       0.7%
    Mitsubishi Heavy Industries, Ltd...  9,007,000     40,846,959       0.6%
    Mitsubishi UFJ Financial Group,
     Inc............................... 17,167,906     82,431,923       1.2%
    Mitsui & Co., Ltd..................  2,469,100     38,556,482       0.5%
    Sumitomo Corp......................  3,241,900     46,071,274       0.6%
   #Toyota Motor Corp. Sponsored ADR...    673,198     55,054,132       0.8%
    Other Securities...................             1,131,567,900      15.7%
                                                   --------------      ----
TOTAL JAPAN............................             1,446,786,269      20.1%
                                                   --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                        --       0.0%

NETHERLANDS -- (2.3%)
    ArcelorMittal NV...................  2,446,831     42,506,116       0.6%
    Koninklijke Philips Electronics NV.  1,939,039     38,587,673       0.5%
    Other Securities...................               113,298,898       1.6%
                                                   --------------      ----
TOTAL NETHERLANDS......................               194,392,687       2.7%
                                                   --------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities...................                 5,484,801       0.1%
                                                   --------------      ----
NORWAY -- (1.0%)
    Other Securities...................                86,545,255       1.2%
                                                   --------------      ----
PORTUGAL -- (0.1%)
    Other Securities...................                 8,206,069       0.1%
                                                   --------------      ----
SINGAPORE -- (1.0%)
    Other Securities...................                79,091,216       1.1%
                                                   --------------      ----
SPAIN -- (1.4%)
    Other Securities...................               114,294,255       1.6%
                                                   --------------      ----
SWEDEN -- (2.6%)
    Nordea Bank AB.....................  5,275,564     46,690,917       0.6%
    Other Securities...................               172,480,053       2.4%
                                                   --------------      ----
TOTAL SWEDEN...........................               219,170,970       3.0%
                                                   --------------      ----
SWITZERLAND -- (4.5%)
    Holcim, Ltd........................    886,165     55,272,069       0.8%
   *Swiss Re, Ltd......................  1,108,107     69,581,447       1.0%
   *UBS AG.............................  3,280,643     40,969,298       0.6%
    Zurich Insurance Group AG..........    225,125     55,156,285       0.7%
    Other Securities...................               153,704,777       2.1%
                                                   --------------      ----
TOTAL SWITZERLAND......................               374,683,876       5.2%
                                                   --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
UNITED KINGDOM -- (19.1%)............
    Aviva P.L.C......................  8,175,916 $   40,920,432       0.6%
    Barclays P.L.C................... 11,591,752     41,038,889       0.6%
    Barclays P.L.C. Sponsored ADR....  4,327,157     61,618,716       0.9%
    BP P.L.C. Sponsored ADR..........  4,848,222    210,461,317       2.9%
    International Power P.L.C........  6,455,198     43,665,942       0.6%
    Kingfisher P.L.C................. 10,285,817     48,507,558       0.7%
   *Lloyds Banking Group P.L.C....... 76,981,994     38,640,671       0.5%
    Royal Dutch Shell P.L.C. ADR.....  3,323,210    243,790,686       3.4%
    Vodafone Group P.L.C............. 34,976,333     96,813,260       1.3%
    Vodafone Group P.L.C. Sponsored
     ADR.............................  8,190,343    227,937,246       3.2%
    William Morrison Supermarkets
     P.L.C...........................  8,127,143     37,017,257       0.5%
    Xstrata P.L.C....................  5,211,952    100,098,296       1.4%
    Other Securities.................               396,933,279       5.5%
                                                 --------------      ----
TOTAL UNITED KINGDOM.................             1,587,443,549      22.1%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             7,097,619,855      98.6%
                                                 --------------      ----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities..................                20,410,954       0.3%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities..................                         2       0.0%
                                                 --------------      ----

                                                                                     SHARES/ FACE
                                                                                        AMOUNT         VALUE+
                                                                                    -------------- --------------
                                                                                        (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S) @DFA Short Term Investment Fund................................................  1,174,000,000  1,174,000,000  16.3%
        @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
           (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
           08/01/38, valued at $200,496) to be repurchased at $196,566............. $          197        196,565   0.0%
                                                                                                   -------------- -----
TOTAL SECURITIES LENDING COLLATERAL................................................                 1,174,196,565  16.3%
                                                                                                   -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,877,751,800)                                                                            $8,292,227,376 115.2%
                                                                                                   ============== =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    4,983,494 $  341,884,277   --    $  346,867,771
   Austria....................             --     21,553,007   --        21,553,007
   Belgium....................      2,576,759     60,339,509   --        62,916,268
   Canada.....................    880,316,935             --   --       880,316,935
   Denmark....................             --    102,335,685   --       102,335,685
   Finland....................      1,505,997     38,814,951   --        40,320,948
   France.....................     25,911,691    614,651,535   --       640,563,226
   Germany....................     84,691,422    493,692,873   --       578,384,295
   Greece.....................             --      4,120,169   --         4,120,169
   Hong Kong..................             --    136,915,497   --       136,915,497
   Ireland....................      5,283,523     11,996,218   --        17,279,741
   Israel.....................      6,184,967     41,479,558   --        47,664,525
   Italy......................     21,219,340     81,063,501   --       102,282,841
   Japan......................    115,375,138  1,331,411,131   --     1,446,786,269
   Malaysia...................             --             --   --                --
   Netherlands................     11,737,570    182,655,117   --       194,392,687
   New Zealand................             --      5,484,801   --         5,484,801
   Norway.....................        289,916     86,255,339   --        86,545,255
   Portugal...................             --      8,206,069   --         8,206,069
   Singapore..................             --     79,091,216   --        79,091,216
   Spain......................      8,765,062    105,529,193   --       114,294,255
   Sweden.....................      9,516,859    209,654,111   --       219,170,970
   Switzerland................     46,723,453    327,960,423   --       374,683,876
   United Kingdom.............    807,957,592    779,485,957   --     1,587,443,549
Preferred Stocks
   Germany....................             --     20,410,954   --        20,410,954
Rights/Warrants
   Spain......................             --              2   --                 2
Securities Lending Collateral.             --  1,174,196,565   --     1,174,196,565
                               -------------- --------------   --    --------------
TOTAL......................... $2,033,039,718 $6,259,187,658   --    $8,292,227,376
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                   ---------- -------------- ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
  #Carnival Corp..................................  2,385,423 $   77,502,393       0.8%
  #CBS Corp. Class B..............................  2,669,115     89,014,985       0.9%
  #Comcast Corp. Class A.......................... 10,008,890    303,569,634       3.0%
   Comcast Corp. Special Class A..................  3,843,964    114,665,446       1.1%
 #*Liberty Interactive Corp. Class A..............  3,316,465     62,482,201       0.6%
  #News Corp. Class A.............................  9,024,175    176,873,830       1.7%
  #News Corp. Class B.............................  3,247,295     64,426,333       0.6%
  #Time Warner Cable, Inc.........................  1,921,256    154,565,045       1.5%
   Time Warner, Inc...............................  5,323,159    199,405,536       2.0%
   Other Securities...............................               403,077,907       4.0%
                                                              --------------      ----
Total Consumer Discretionary......................             1,645,583,310      16.2%
                                                              --------------      ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co......................  3,155,848     97,294,794       1.0%
   CVS Caremark Corp..............................  6,431,368    286,967,640       2.8%
  #Kraft Foods, Inc. Class A......................  7,128,852    284,227,329       2.8%
   Other Securities...............................               255,898,110       2.5%
                                                              --------------      ----
Total Consumer Staples............................               924,387,873       9.1%
                                                              --------------      ----
Energy -- (16.7%)
   Anadarko Petroleum Corp........................  2,574,876    188,506,672       1.9%
   Apache Corp....................................  1,155,774    110,884,958       1.1%
  #Chesapeake Energy Corp.........................  3,267,150     60,246,246       0.6%
   Chevron Corp...................................  1,669,494    177,901,281       1.8%
   ConocoPhillips.................................  5,710,341    409,031,726       4.0%
   Devon Energy Corp..............................  1,088,705     76,046,044       0.8%
   Hess Corp......................................  1,567,373     81,722,828       0.8%
   Marathon Oil Corp..............................  3,625,708    106,378,273       1.0%
   Marathon Petroleum Corp........................  1,791,952     74,563,123       0.7%
   National Oilwell Varco, Inc....................  1,627,065    123,266,444       1.2%
  #Pioneer Natural Resources Co...................    517,832     59,975,302       0.6%
   Valero Energy Corp.............................  2,806,975     69,332,282       0.7%
   Other Securities...............................               288,680,430       2.8%
                                                              --------------      ----
Total Energy......................................             1,826,535,609      18.0%
                                                              --------------      ----
Financials -- (17.1%)
   Bank of America Corp........................... 24,999,052    202,742,312       2.0%
   Capital One Financial Corp.....................  1,092,331     60,602,524       0.6%
  #Citigroup, Inc.................................  9,041,167    298,720,158       2.9%
  #CME Group, Inc.................................    319,869     85,027,578       0.8%
   JPMorgan Chase & Co............................  1,496,828     64,333,667       0.6%
  #Loews Corp.....................................  2,340,216     96,253,084       1.0%
  #MetLife, Inc...................................  4,759,859    171,497,720       1.7%
   Morgan Stanley.................................  3,765,813     65,073,249       0.7%
  #Prudential Financial, Inc......................  2,340,342    141,684,305       1.4%
  #SunTrust Banks, Inc............................  2,564,707     62,271,086       0.6%
   Other Securities...............................               628,839,010       6.2%
                                                              --------------      ----
Total Financials..................................             1,877,044,693      18.5%
                                                              --------------      ----
Health Care -- (8.8%)
   Aetna, Inc.....................................  1,957,594     86,212,440       0.8%
   Humana, Inc....................................    698,778     56,377,409       0.6%
   Pfizer, Inc.................................... 17,815,204    408,502,628       4.0%
   Thermo Fisher Scientific, Inc..................  1,994,284    110,981,905       1.1%
   WellPoint, Inc.................................  2,067,263    140,201,777       1.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                                   PERCENTAGE
                                                                                      SHARES         VALUE+      OF NET ASSETS**
                                                                                    ------------ --------------- ---------------
Health Care -- (Continued)
   Other Securities................................................................              $   165,236,290        1.6%
                                                                                                 ---------------      -----
Total Health Care..................................................................                  967,512,449        9.5%
                                                                                                 ---------------      -----
Industrials -- (13.4%)
   CSX Corp........................................................................    6,342,908     141,510,277        1.4%
   General Electric Co.............................................................   21,867,055     428,156,937        4.2%
  #Norfolk Southern Corp...........................................................    2,045,548     149,181,816        1.5%
   Northrop Grumman Corp...........................................................    1,545,282      97,785,445        1.0%
   Tyco International, Ltd.........................................................    1,433,965      80,488,455        0.8%
   Union Pacific Corp..............................................................    2,422,164     272,348,120        2.7%
   Other Securities................................................................                  300,389,113        2.9%
                                                                                                 ---------------      -----
Total Industrials..................................................................                1,469,860,163       14.5%
                                                                                                 ---------------      -----
Information Technology -- (3.5%)
   Other Securities................................................................                  378,920,592        3.7%
                                                                                                 ---------------      -----
Materials -- (2.7%)
  #Alcoa, Inc......................................................................    5,357,434      52,127,833        0.5%
   International Paper Co..........................................................    2,299,481      76,595,712        0.7%
   Other Securities................................................................                  171,903,835        1.7%
                                                                                                 ---------------      -----
Total Materials....................................................................                  300,627,380        2.9%
                                                                                                 ---------------      -----
Telecommunication Services -- (6.1%)
   AT&T, Inc.......................................................................   13,051,618     429,528,748        4.2%
  #CenturyLink, Inc................................................................    2,300,437      88,704,851        0.9%
  #Verizon Communications, Inc.....................................................    1,811,751      73,158,505        0.7%
   Other Securities................................................................                   78,059,153        0.8%
                                                                                                 ---------------      -----
Total Telecommunication Services...................................................                  669,451,257        6.6%
                                                                                                 ---------------      -----
Utilities -- (0.8%)
   Other Securities................................................................                   82,481,799        0.8%
                                                                                                 ---------------      -----
TOTAL COMMON STOCKS................................................................               10,142,405,125       99.8%
                                                                                                 ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares..............   31,844,654      31,844,654        0.3%
                                                                                                 ---------------      -----

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                    ------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S) @DFA Short Term Investment Fund................................................  785,569,107     785,569,107        7.7%
        @Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12
           (Collateralized by $375,124 FNMA, rates ranging from 2.000% to
           6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
           $376,287) to be repurchased at $364,198................................. $        364         364,196        0.0%
                                                                                                 ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................................                  785,933,303        7.7%
                                                                                                 ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,527,670,147)...........................................................              $10,960,183,082      107.8%
                                                                                                 ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,645,583,310           --   --    $ 1,645,583,310
   Consumer Staples...........     924,387,873           --   --        924,387,873
   Energy.....................   1,826,535,609           --   --      1,826,535,609
   Financials.................   1,877,044,693           --   --      1,877,044,693
   Health Care................     967,512,449           --   --        967,512,449
   Industrials................   1,469,860,163           --   --      1,469,860,163
   Information Technology.....     378,920,592           --   --        378,920,592
   Materials..................     300,627,380           --   --        300,627,380
   Telecommunication Services.     669,451,257           --   --        669,451,257
   Utilities..................      82,481,799           --   --         82,481,799
Temporary Cash Investments....      31,844,654           --   --         31,844,654
Securities Lending
  Collateral..................              -- $785,933,303   --        785,933,303
                               --------------- ------------   --    ---------------
TOTAL......................... $10,174,249,779 $785,933,303   --    $10,960,183,082
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               PERCENTAGE
                                       SHARES      VALUE+    OF NET ASSETS**
                                      --------- ------------ ---------------
   COMMON STOCKS -- (94.4%)
   Consumer Discretionary -- (17.4%)
      Carnival Corp..................   489,649 $ 15,908,696       0.5%
      Comcast Corp. Class A.......... 3,570,978  108,307,763       3.4%
      Comcast Corp. Special Class A.. 1,432,185   42,722,079       1.3%
    #*General Motors Co..............   674,707   15,518,261       0.5%
     *Liberty Interactive Corp.
       Class A.......................   882,463   16,625,603       0.5%
      Lowe's Cos., Inc...............   426,902   13,434,606       0.4%
     #News Corp. Class A............. 1,631,529   31,977,968       1.0%
      Time Warner Cable, Inc.........   693,942   55,827,634       1.8%
     #Time Warner, Inc............... 1,534,860   57,495,856       1.8%
      Wyndham Worldwide Corp.........   262,116   13,194,919       0.4%
      Other Securities...............            212,587,270       6.7%
                                                ------------      ----
   Total Consumer Discretionary......            583,600,655      18.3%
                                                ------------      ----
   Consumer Staples -- (7.6%)
      Archer-Daniels-Midland Co......   813,476   25,079,465       0.8%
      CVS Caremark Corp.............. 1,510,745   67,409,442       2.1%
      Kraft Foods, Inc. Class A...... 2,081,099   82,973,417       2.6%
      Other Securities...............             79,792,493       2.5%
                                                ------------      ----
   Total Consumer Staples............            255,254,817       8.0%
                                                ------------      ----
   Energy -- (14.8%)
      Anadarko Petroleum Corp........   845,068   61,867,428       2.0%
      Apache Corp....................   292,215   28,035,107       0.9%
      Chevron Corp...................   452,159   48,182,063       1.5%
      ConocoPhillips................. 1,766,829  126,557,961       4.0%
      Hess Corp......................   378,130   19,715,698       0.6%
      Marathon Oil Corp..............   903,937   26,521,512       0.8%
      Marathon Petroleum Corp........   451,968   18,806,388       0.6%
      National Oilwell Varco, Inc....   169,032   12,805,864       0.4%
      Transocean, Ltd................   274,265   13,820,213       0.4%
     #Valero Energy Corp.............   658,099   16,255,045       0.5%
      Other Securities...............            125,887,466       4.0%
                                                ------------      ----
   Total Energy......................            498,454,745      15.7%
                                                ------------      ----
   Financials -- (15.5%)
      Bank of America Corp........... 5,654,292   45,856,308       1.4%
      Capital One Financial Corp.....   491,088   27,245,562       0.9%
      Citigroup, Inc................. 2,115,722   69,903,455       2.2%
     #CME Group, Inc.................    82,877   22,030,364       0.7%
      JPMorgan Chase & Co............   750,334   32,249,355       1.0%
      MetLife, Inc................... 1,126,173   40,576,013       1.3%
      Morgan Stanley................. 1,476,248   25,509,565       0.8%
      Prudential Financial, Inc......   497,625   30,126,218       0.9%
      Other Securities...............            225,652,372       7.1%
                                                ------------      ----
   Total Financials..................            519,149,212      16.3%
                                                ------------      ----
   Health Care -- (9.1%)
      Aetna, Inc.....................   503,313   22,165,905       0.7%
      Humana, Inc....................   236,814   19,106,154       0.6%
      Pfizer, Inc.................... 5,208,907  119,440,238       3.7%
      Thermo Fisher Scientific, Inc..   499,520   27,798,288       0.9%
      WellPoint, Inc.................   504,640   34,224,685       1.1%
      Other Securities...............             82,049,987       2.6%
                                                ------------      ----
   Total Health Care.................            304,785,257       9.6%
                                                ------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                                  PERCENTAGE
                                                                                       SHARES        VALUE+     OF NET ASSETS**
                                                                                    ------------ -------------- ---------------
Industrials -- (14.3%)
   CSX Corp........................................................................    1,242,950 $   27,730,214       0.9%
   General Electric Co.............................................................    5,593,904    109,528,640       3.4%
   Norfolk Southern Corp...........................................................      545,229     39,763,551       1.2%
   Northrop Grumman Corp...........................................................      337,038     21,327,765       0.7%
   Tyco International, Ltd.........................................................      405,140     22,740,508       0.7%
   Union Pacific Corp..............................................................      480,399     54,016,064       1.7%
   Other Securities................................................................                 205,823,680       6.5%
                                                                                                 --------------      ----
Total Industrials..................................................................                 480,930,422      15.1%
                                                                                                 --------------      ----
Information Technology -- (5.8%)
  #Activision Blizzard, Inc........................................................      982,162     12,640,425       0.4%
   Corning, Inc....................................................................    1,298,385     18,631,825       0.6%
   Xerox Corp......................................................................    1,791,473     13,937,660       0.4%
  *Yahoo!, Inc.....................................................................    1,048,770     16,297,886       0.5%
   Other Securities................................................................                 132,137,524       4.2%
                                                                                                 --------------      ----
Total Information Technology.......................................................                 193,645,320       6.1%
                                                                                                 --------------      ----
Materials -- (3.2%)
   International Paper Co..........................................................      493,615     16,442,316       0.5%
   Other Securities................................................................                  90,345,791       2.8%
                                                                                                 --------------      ----
Total Materials....................................................................                 106,788,107       3.3%
                                                                                                 --------------      ----
Other -- (0.0%)
   Other Securities................................................................                          54       0.0%
                                                                                                 --------------      ----
Telecommunication Services -- (6.2%)
   AT&T, Inc.......................................................................    4,065,906    133,808,966       4.2%
   CenturyLink, Inc................................................................      536,163     20,674,445       0.7%
   Verizon Communications, Inc.....................................................      855,430     34,542,263       1.1%
   Other Securities................................................................                  20,559,510       0.6%
                                                                                                 --------------      ----
Total Telecommunication Services...................................................                 209,585,184       6.6%
                                                                                                 --------------      ----
Utilities -- (0.5%)
   Other Securities................................................................                  18,320,919       0.6%
                                                                                                 --------------      ----
TOTAL COMMON STOCKS................................................................               3,170,514,692      99.6%
                                                                                                 --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares..............   11,813,025     11,813,025       0.4%
                                                                                                 --------------      ----

                                                                                    SHARES/ FACE
                                                                                       AMOUNT
                                                                                    ------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (5.2%)
(S) @DFA Short Term Investment Fund................................................  174,346,139    174,346,139       5.5%
        @Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12
           (Collateralized by $1,603,475 FNMA, rates ranging from 2.000% to
           6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
           $1,608,446) to be repurchased at $1,556,774............................. $      1,557      1,556,765       0.0%
                                                                                                 --------------      ----
TOTAL SECURITIES LENDING COLLATERAL................................................                 175,902,904       5.5%
                                                                                                 --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                               PERCENTAGE
                                   VALUE+     OF NET ASSETS
                               -------------- -------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,770,249,146)........ $3,358,230,621     105.5%
                               ==============     =====

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary..... $  583,600,655           --   --    $  583,600,655
 Consumer Staples...........    255,254,817           --   --       255,254,817
 Energy.....................    498,454,745           --   --       498,454,745
 Financials.................    519,149,212           --   --       519,149,212
 Health Care................    304,785,257           --   --       304,785,257
 Industrials................    480,916,192 $     14,230   --       480,930,422
 Information Technology.....    193,645,320           --   --       193,645,320
 Materials..................    106,788,107           --   --       106,788,107
 Other......................             --           54   --                54
 Telecommunication Services.    209,585,184           --   --       209,585,184
 Utilities..................     18,320,919           --   --        18,320,919
Temporary Cash Investments..     11,813,025           --   --        11,813,025
Securities Lending
  Collateral................             --  175,902,904   --       175,902,904
                             -------------- ------------   --    --------------
TOTAL....................... $3,182,313,433 $175,917,188   --    $3,358,230,621
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                       THE DFA     THE U.S.         THE
                                                                                    INTERNATIONAL  LARGE CAP    TAX-MANAGED
                                                                                        VALUE        VALUE    U.S. MARKETWIDE
                                                                                       SERIES       SERIES     VALUE SERIES
                                                                                    ------------- ----------- ---------------
ASSETS:
Investments at Value (including $1,116,551, $767,016 and $171,212 of securities on
  loan, respectively)..............................................................  $7,118,031   $10,142,405   $3,170,515
Temporary Cash Investments at Value & Cost.........................................          --        31,845       11,813
Collateral Received from Securities on Loan at Value & Cost .......................         197           364        1,557
Affiliated Collateral Received from Securities on Loan at Value & Cost.............   1,174,000       785,569      174,346
Foreign Currencies at Value........................................................      24,978            --           --
Cash...............................................................................      18,001            --           --
Receivables:
 Investment Securities Sold........................................................      19,106        23,112        1,961
 Dividends, Interest and Tax Reclaims..............................................      39,352         9,932        3,494
 Securities Lending Income.........................................................       2,958           604          153
 Fund Shares Sold..................................................................       2,585         1,481           40
Unrealized Gain on Foreign Currency Contracts......................................          25            --           --
Prepaid Expenses and Other Assets..................................................         188            14            5
                                                                                     ----------   -----------   ----------
   Total Assets....................................................................   8,399,421    10,995,326    3,363,884
                                                                                     ----------   -----------   ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned..................................................   1,174,197       785,933      175,903
 Investment Securities Purchased...................................................      27,304        41,572        3,417
 Fund Shares Redeemed..............................................................         399           778           --
 Due to Advisor....................................................................       1,191           844          529
Unrealized Loss on Foreign Currency Contracts......................................           9            --           --
Accrued Expenses and Other Liabilities.............................................         412           504          154
                                                                                     ----------   -----------   ----------
   Total Liabilities...............................................................   1,203,512       829,631      180,003
                                                                                     ----------   -----------   ----------
NET ASSETS.........................................................................  $7,195,909   $10,165,695   $3,183,881
                                                                                     ==========   ===========   ==========
Investments at Cost................................................................  $6,703,555   $ 7,709,892   $2,582,534
                                                                                     ----------   -----------   ----------
Foreign Currencies at Cost.........................................................  $   24,804   $        --   $       --
                                                                                     ----------   -----------   ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                    THE DFA    THE U.S.        THE
                                                                 INTERNATIONAL LARGE CAP   TAX-MANAGED
                                                                     VALUE       VALUE   U.S. MARKETWIDE
                                                                    SERIES      SERIES    VALUE SERIES
                                                                 ------------- --------- ---------------
INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $9,473, $0 and $0,
   respectively)................................................   $ 122,522   $103,969     $ 31,743
 Interest.......................................................           1         12            8
 Income from Securities Lending.................................       6,168      5,560        1,352
                                                                   ---------   --------     --------
       Total Investment Income..................................     128,691    109,541       33,103
                                                                   ---------   --------     --------
EXPENSES
 Investment Advisory Services Fees..............................       6,964      4,868        3,035
 Accounting & Transfer Agent Fees...............................         333        458          150
 Custodian Fees.................................................         628         50           22
 Shareholders' Reports..........................................          18         24            7
 Directors'/Trustees' Fees & Expenses...........................          28         38           12
 Professional Fees..............................................          84        189           48
 Other..........................................................          53         56           15
                                                                   ---------   --------     --------
       Total Expenses...........................................       8,108      5,683        3,289
                                                                   ---------   --------     --------
 Fees Paid Indirectly...........................................         (10)        --           --
                                                                   ---------   --------     --------
 Net Expenses...................................................       8,098      5,683        3,289
                                                                   ---------   --------     --------
 NET INVESTMENT INCOME (LOSS)...................................     120,593    103,858       29,814
                                                                   ---------   --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold...................................      99,828    223,634       39,721
   Foreign Currency Transactions................................        (798)        --           --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................    (142,403)   667,097      253,956
   Translation of Foreign Currency Denominated Amounts..........         843         --           --
                                                                   ---------   --------     --------
 NET REALIZED AND UNREALIZED GAIN (LOSS)........................     (42,530)   890,731      293,677
                                                                   ---------   --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................................   $  78,063   $994,589     $323,491
                                                                   =========   ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                             THE DFA INTERNATIONAL      THE U.S. LARGE CAP      THE TAX-MANAGED U.S.
                                                  VALUE SERIES             VALUE SERIES        MARKETWIDE VALUE SERIES
                                            -----------------------  ------------------------  ----------------------
                                            SIX MONTHS      YEAR     SIX MONTHS       YEAR     SIX MONTHS     YEAR
                                               ENDED       ENDED        ENDED        ENDED        ENDED      ENDED
                                             APRIL 30,    OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,   OCT. 31,
                                               2012         2011        2012          2011        2012        2011
                                            ----------- -----------  -----------  -----------  ----------- ----------
                                            (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss).............. $  120,593  $   254,173  $   103,858  $   168,852  $   29,814  $   47,870
 Net Realized Gain (Loss) on:
   Investment Securities Sold..............     99,828      161,341      223,634      387,017      39,721      84,152
   Futures.................................         --           --           --      (12,646)         --          --
   Foreign Currency Transactions...........       (798)         506           --           --          --          --
 Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency..............................   (142,403)  (1,021,735)     667,097      (74,679)    253,956      37,055
   Translation of Foreign Currency
     Denominated Amounts...................        843         (517)          --           --          --          --
                                            ----------  -----------  -----------  -----------  ----------  ----------
       Net Increase (Decrease) in Net
         Assets Resulting from
         Operations........................     78,063     (606,232)     994,589      468,544     323,491     169,077
                                            ----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...........................    362,469      900,473      251,235    1,230,772      61,244     200,009
   Withdrawals.............................   (200,530)    (257,967)    (415,236)  (1,180,609)   (102,179)   (138,434)
                                            ----------  -----------  -----------  -----------  ----------  ----------
       Net Increase (Decrease) from
         Transactions in Interest..........    161,939      642,506     (164,001)      50,163     (40,935)     61,575
                                            ----------  -----------  -----------  -----------  ----------  ----------
       Total Increase (Decrease) in
         Net Assets........................    240,002       36,274      830,588      518,707     282,556     230,652
NET ASSETS
 Beginning of Period.......................  6,955,907    6,919,633    9,335,107    8,816,400   2,901,325   2,670,673
                                            ----------  -----------  -----------  -----------  ----------  ----------
 End of Period............................. $7,195,909  $ 6,955,907  $10,165,695  $ 9,335,107  $3,183,881  $2,901,325
                                            ==========  ===========  ===========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                               THE DFA INTERNATIONAL VALUE SERIES+
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
Net Assets, End of Period
  (thousands)..................... $7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average Net
  Assets..........................       0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment Income to
  Average Net Assets..............       3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate...........          8%(C)          9%          20%         18%         16%(C)          16%          8%

                                                                 THE U.S. LARGE CAP VALUE SERIES+
                                   --------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                     SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED        ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012          2011        2010        2009          2008           2007         2006
                                   -----------     ----------  ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................       10.72%(C)       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
Net Assets, End of Period
  (thousands)..................... $10,165,695     $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net
  Assets..........................        0.12%(B)       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to
  Average Net Assets..............        2.15%(B)       1.79%       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........           6%(C)         14%         28%         29%         19%(C)            9%          13%

                                                          THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                   -----------------------------------------------------------------------------------------
                                                                                          PERIOD
                                    SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED        ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012          2011        2010        2009          2008          2007        2006
                                   -----------    ----------  ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................      11.27%(C)       6.33%      20.38%      12.76%     (37.44)%(C)       0.67%      17.70%
Net Assets, End of Period
  (thousands)..................... $3,183,881     $2,901,325  $2,670,673  $2,289,927  $2,190,724      $3,858,580  $3,521,559
Ratio of Expenses to Average Net
  Assets..........................       0.22%(B)       0.22%       0.22%       0.23%       0.22%(B)        0.22%       0.22%
Ratio of Net Investment Income to
  Average Net Assets..............       1.98%(B)       1.61%       1.40%       2.23%       2.09%(B)        1.61%       1.63%
Portfolio Turnover Rate...........          8%(C)         20%         25%         28%         40%(C)          21%         21%

See page 1 for the Definitions of Abbreviations and Footnotes.

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series") are presented in this section of the report.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amount in thousands):

                             FEES PAID
                             INDIRECTLY
                             ----------
The DFA International Value
  Series....................    $10

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series.... $195
The U.S. Large Cap Value Series.......  252
The Tax-Managed U.S. Marketwide Value
  Series..............................   76

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                       PURCHASES  SALES
                                       --------- --------
The DFA International Value Series.... $814,499  $542,286
The U.S. Large Cap Value Series.......  569,377   633,876
The Tax-Managed U.S. Marketwide Value
  Series..............................  234,158   246,246

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                   NET
                                                                                UNREALIZED
                                        FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                        TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                       ---------- ------------ -------------- --------------
The DFA International Value Series.... $7,879,341  $1,169,037    $(756,150)     $  412,887
The U.S. Large Cap Value Series.......  8,527,971   2,786,176     (353,964)      2,432,212
The Tax-Managed U.S. Marketwide Value
  Series..............................  2,770,921     815,442     (228,132)        587,310

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S) 336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S) 336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Series had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The DFA International Value Series....     0.82%       $15,357          4         $1        $15,549
The U.S. Large Cap Value Series.......     0.86%        14,147         27          9         58,537
The Tax-Managed U.S. Marketwide Value
  Series..............................     0.82%         2,911          8          1          7,679

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2012.

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements for each series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For the DFA International Value Series, Dimensional Fund Advisors Ltd. and DFAAustralia Limited each serve as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [RECYCLED RECYCLABLE LOGO]                                    DFA043012-008S

                                                             [DIMENSIONAL LOGO]

SEMI-ANNUAL REPORT
--------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio IV

Emerging Markets Portfolio II

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

-s- David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                        PAGE
                                                        ----
LETTER TO SHAREHOLDERS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.............   1

DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses.........................   2
   Disclosure of Portfolio Holdings....................   4
   Schedules of Investments
       DFA International Value Portfolio IV............   5
       Emerging Markets Portfolio II...................   5
   Statements of Assets and Liabilities................   6
   Statements of Operations............................   7
   Statements of Changes in Net Assets.................   8
   Financial Highlights................................   9
   Notes to Financial Statements.......................  10

THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses.........................  16
   Disclosure of Portfolio Holdings....................  17
   Summary Schedules of Portfolio Holdings
       The DFA International Value Series..............  18
       The Emerging Markets Series.....................  22
   Statements of Assets and Liabilities................  26
   Statements of Operations............................  27
   Statements of Changes in Net Assets.................  28
   Financial Highlights................................  29
   Notes to Financial Statements.......................  30

VOTING PROXIES ON FUND PORTFOLIO SECURITIES............  37

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS.......  38

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
---------------------------------------------------------------

Investment Abbreviations

   ADR      American Depositary Receipt

   FHLMC    Federal Home Loan Mortgage Corporation

   FNMA     Federal National Mortgage Association

   GDR      Global Depositary Receipt

   P.L.C.   Public Limited Company

Investment Footnotes

   +        See Note B to Financial Statements.

   ++ Securities have generally been fair valued. See Note B to Financial Statements.

   ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

   *        Non-Income Producing Securities.

   #        Total or Partial Securities on Loan.

   @        Security purchased with cash proceeds from Securities on Loan.

   (S)      Affiliated Fund.

FINANCIAL HIGHLIGHTS
---------------------

   (A)      Computed using average shares outstanding.

   (B)      Annualized

   (C)      Non-Annualized

   (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --       Amounts designated as -- are either zero or rounded to zero.

   RIC      Registered Investment Company

   SEC      Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/11  04/30/12    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO IV
------------------------------------
Actual Fund Return................... $1,000.00 $1,011.30    0.29%    $1.45
Hypothetical 5% Annual Return........ $1,000.00 $1,023.42    0.29%    $1.46

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/11  04/30/12    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
EMERGING MARKETS PORTFOLIO II
-----------------------------
Actual Fund Return...................... $1,000.00 $1,046.14    0.39%    $1.98
Hypothetical 5% Annual Return........... $1,000.00 $1,022.92    0.39%    $1.96

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                         AFFILIATED INVESTMENT COMPANY
                                         -----------------------------
DFA International Value Portfolio IV....             100.0%
Emerging Markets Portfolio II...........             100.0%

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.......................... $308,569,248
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $286,232,901).................................... $308,569,248
                                                             ============

Summary of the Portfolio's Master Fund's Investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company.......................... $129,115,600
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $50,346,132)..................................... $129,115,600
                                                             ============

Summary of the Portfolio's Master Fund's Investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                           DFA INTERNATIONAL  EMERGING MARKETS
                                                                                           VALUE PORTFOLIO IV   PORTFOLIO II
                                                                                           ------------------ ----------------
ASSETS:
Investment in Affiliated Investment Company at Value......................................    $    308,569      $    129,116
Receivables:
   Affiliated Investment Company Sold.....................................................             174               139
Prepaid Expenses and Other Assets.........................................................               1                --
                                                                                              ------------      ------------
       Total Assets.......................................................................         308,744           129,255
                                                                                              ------------      ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...................................................................             174               139
   Due to Advisor.........................................................................               7                17
Accrued Expenses and Other Liabilities....................................................              26                21
                                                                                              ------------      ------------
       Total Liabilities..................................................................             207               177
                                                                                              ------------      ------------
NET ASSETS................................................................................    $    308,537      $    129,078
                                                                                              ============      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................................................      25,232,097         5,052,675
                                                                                              ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE..................................    $      12.23      $      25.55
                                                                                              ============      ============
Investment in Affiliated Investment Company at Cost.......................................    $    286,233      $     50,347
                                                                                              ------------      ------------
NET ASSETS CONSIST OF:
Paid-In Capital...........................................................................    $    333,030      $    111,909
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....           3,513               463
Accumulated Net Realized Gain (Loss)......................................................         (50,415)          (62,061)
Net Unrealized Foreign Exchange Gain (Loss)...............................................              73                (2)
Net Unrealized Appreciation (Depreciation)................................................          22,336            78,769
                                                                                              ------------      ------------
NET ASSETS................................................................................    $    308,537      $    129,078
                                                                                              ============      ============
(1) NUMBER OF SHARES AUTHORIZED...........................................................     300,000,000       300,000,000
                                                                                              ============      ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                  INTERNATIONAL   EMERGING
                                                                      VALUE       MARKETS
                                                                  PORTFOLIO IV  PORTFOLIO II
                                                                  ------------- ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $412 and $109,
     respectively)...............................................   $  5,335       $1,060
   Income from Securities Lending................................        267          113
   Expenses Allocated from Affiliated Investment Company.........       (351)        (115)
                                                                    --------       ------
          Total Investment Income................................      5,251        1,058
                                                                    --------       ------
EXPENSES
   Administrative Services Fees..................................         40           93
   Accounting & Transfer Agent Fees..............................          8            7
   Filing Fees...................................................         15           15
   Shareholders' Reports.........................................         10            4
   Directors'/Trustees' Fees & Expenses..........................          1            1
   Audit Fees....................................................          1            1
   Legal Fees....................................................          5            2
   Other.........................................................          2            1
                                                                    --------       ------
          Total Expenses.........................................         82          124
                                                                    --------       ------
   NET INVESTMENT INCOME (LOSS)..................................      5,169          934
                                                                    --------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................     11,836        1,544
       Foreign Currency Transactions.............................        (34)         (23)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.....................................    (14,444)       2,758
       Translation of Foreign Currency Denominated Amounts.......         42           (1)
                                                                    --------       ------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................     (2,600)       4,278
                                                                    --------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..   $  2,569       $5,212
                                                                    ========       ======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                DFA INTERNATIONAL VALUE PORTFOLIO IV EMERGING MARKETS PORTFOLIO II
                                                -----------------------------------  -----------------------------
                                                SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED  YEAR ENDED
                                                 APRIL 30, 2012     OCT. 31, 2011     APRIL 30, 2012  OCT. 31, 2011
                                                ----------------    -------------    ---------------- -------------
                                                  (UNAUDITED)                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................     $  5,169          $ 12,254           $    934       $  3,409
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............       11,836            13,017              1,544          8,578
       Foreign Currency Transactions...........          (34)               34                (23)           (61)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...................      (14,444)          (52,965)             2,758        (20,798)
       Translation of Foreign Currency
         Denominated Amounts...................           42               (37)                (1)            (6)
   Change in Deferred Thailand Capital
     Gains Tax.................................           --                --                 --            136
                                                    --------          --------           --------       --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................        2,569           (27,697)             5,212         (8,742)
                                                    --------          --------           --------       --------
Distributions From:
   Net Investment Income.......................      (12,847)           (8,815)            (3,260)        (3,370)
                                                    --------          --------           --------       --------
          Total Distributions..................      (12,847)           (8,815)            (3,260)        (3,370)
                                                    --------          --------           --------       --------
Capital Share Transactions (1):
   Shares Issued...............................       20,287            31,290             11,014         16,907
   Shares Issued in Lieu of Cash
     Distributions.............................       12,847             8,815              3,260          3,370
   Shares Redeemed.............................      (22,793)          (48,655)           (13,155)       (38,249)
                                                    --------          --------           --------       --------
          Net Increase (Decrease) from
            Capital Share Transactions.........       10,341            (8,550)             1,119        (17,972)
                                                    --------          --------           --------       --------
          Total Increase (Decrease) in
            Net Assets.........................           63           (45,062)             3,071        (30,084)
NET ASSETS
   Beginning of Period.........................      308,474           353,536            126,007        156,091
                                                    --------          --------           --------       --------
   End of Period...............................     $308,537          $308,474           $129,078       $126,007
                                                    ========          ========           ========       ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................        1,621             2,153                430            614
   Shares Issued in Lieu of Cash
     Distributions.............................        1,151               630                144            123
   Shares Redeemed.............................       (1,878)           (3,444)              (533)        (1,395)
                                                    --------          --------           --------       --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........          894              (661)                41           (658)
                                                    ========          ========           ========       ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)...........................     $  3,513          $ 11,191           $    463       $  2,789

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DFA INTERNATIONAL VALUE PORTFOLIO IV
                                         -------------------------------------------------------------------------------
                                             SIX
                                           MONTHS         YEAR      YEAR      YEAR       PERIOD         YEAR      YEAR
                                            ENDED        ENDED     ENDED     ENDED    DEC. 1, 2007     ENDED     ENDED
                                          APRIL 30,     OCT. 31,  OCT. 31,  OCT. 31,       TO         NOV. 30,  NOV. 30,
                                            2012          2011      2010      2009    OCT. 31, 2008     2007      2006
                                         -----------   --------   --------  --------  -------------   --------  --------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period....  $  12.67     $  14.14   $  13.09  $  10.46    $  21.23      $  18.85  $  14.63
                                          --------     --------   --------  --------    --------      --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).......      0.21         0.49       0.33      0.34        0.62          0.63      0.57
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............     (0.12)       (1.61)      1.09      3.05      (10.29)         2.53      4.41
                                          --------     --------   --------  --------    --------      --------  --------
    Total from Investment Operations....      0.09        (1.12)      1.42      3.39       (9.67)         3.16      4.98
                                          --------     --------   --------  --------    --------      --------  --------
Less Distributions
------------------
  Net Investment Income.................     (0.53)       (0.35)     (0.37)    (0.76)      (0.64)        (0.48)    (0.36)
  Net Realized Gains....................        --           --         --        --       (0.46)        (0.30)    (0.40)
                                          --------     --------   --------  --------    --------      --------  --------
    Total Distributions.................     (0.53)       (0.35)     (0.37)    (0.76)      (1.10)        (0.78)    (0.76)
                                          --------     --------   --------  --------    --------      --------  --------
Net Asset Value, End of Period..........  $  12.23     $  12.67   $  14.14  $  13.09    $  10.46      $  21.23  $  18.85
                                          ========     ========   ========  ========    ========      ========  ========
Total Return............................      1.13%(C)    (8.13)%    11.12%    35.27%     (47.88)%(C)    17.32%    35.65%
                                          --------     --------   --------  --------    --------      --------  --------
Net Assets, End of Period (thousands)...  $308,537     $308,474   $353,536  $349,042    $303,822      $729,621  $565,255
Ratio of Expenses to Average Net
 Assets (D).............................      0.29%(B)     0.28%      0.28%     0.30%       0.26%(B)      0.25%     0.27%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).......................      0.29%(B)     0.28%      0.28%     0.30%       0.26%(B)      0.25%     0.27%
Ratio of Net Investment Income to
 Average Net Assets.....................      3.44%(B)     3.45%      2.52%     3.28%       3.93%(B)      3.07%     3.42%
                                          --------     --------   --------  --------    --------      --------  --------

                                                                  EMERGING MARKETS PORTFOLIO II
                                         ------------------------------------------------------------------------------
                                             SIX
                                           MONTHS         YEAR      YEAR      YEAR       PERIOD         YEAR      YEAR
                                            ENDED        ENDED     ENDED     ENDED    DEC. 1, 2007     ENDED     ENDED
                                          APRIL 30,     OCT. 31,  OCT. 31,  OCT. 31,       TO         NOV. 30,  NOV. 30,
                                            2012          2011      2010      2009    OCT. 31, 2008     2007      2006
                                         -----------   --------   --------  --------  -------------   --------  --------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period....  $  25.14     $  27.53   $  22.13  $  15.24    $  30.01      $  21.50  $ 16.79
                                          --------     --------   --------  --------    --------      --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).......      0.19         0.63       0.48      0.41        0.68          0.53     0.45
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.89        (2.42)      5.37      7.29      (14.92)         8.42     4.74
                                          --------     --------   --------  --------    --------      --------  -------
    Total from Investment Operations....      1.08        (1.79)      5.85      7.70      (14.24)         8.95     5.19
                                          --------     --------   --------  --------    --------      --------  -------
Less Distributions
------------------
  Net Investment Income.................     (0.67)       (0.60)     (0.45)    (0.81)      (0.31)        (0.44)   (0.48)
  Net Realized Gains....................        --           --         --        --       (0.22)           --       --
                                          --------     --------   --------  --------    --------      --------  -------
    Total Distributions.................     (0.67)       (0.60)     (0.45)    (0.81)      (0.53)        (0.44)   (0.48)
                                          --------     --------   --------  --------    --------      --------  -------
Net Asset Value, End of Period..........  $  25.55     $  25.14   $  27.53  $  22.13    $  15.24      $  30.01  $ 21.50
                                          ========     ========   ========  ========    ========      ========  =======
Total Return............................      4.61%(C)    (6.68)%    26.80%    53.72%     (48.27)%(C)    42.40%   31.67%
                                          --------     --------   --------  --------    --------      --------  -------
Net Assets, End of Period (thousands)...  $129,078     $126,007   $156,091  $142,206    $112,592      $310,627  $62,633
Ratio of Expenses to Average Net
 Assets (D).............................      0.39%(B)     0.39%      0.37%     0.39%       0.35%(B)      0.39%    0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).......................      0.39%(B)     0.39%      0.37%     0.39%       0.35%(B)      0.43%    0.74%
Ratio of Net Investment Income to
 Average Net Assets.....................      1.51%(B)     2.28%      2.00%     2.42%       2.82%(B)      2.13%    2.38%
                                          --------     --------   --------  --------    --------      --------  -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios") are presented in this report.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 4% and 5% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series', which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio IV.... $11
Emerging Markets Portfolio II...........   5

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies" and distribution redesignations, were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                            INCREASE       INCREASE
                                           (DECREASE)     (DECREASE)
                                         UNDISTRIBUTED   ACCUMULATED
                                         NET INVESTMENT  NET REALIZED
                                             INCOME     GAINS (LOSSES)
                                         -------------- --------------
DFA International Value Portfolio IV....      $ 71           $(71)
Emerging Markets Portfolio II...........       (61)            61

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                                 INCOME
                                                             AND SHORT-TERM   LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                             -------------- ------------- ------
DFA International Value Portfolio IV
2010........................................................     $9,866          --       $9,866
2011........................................................      8,815          --        8,815
Emerging Markets Portfolio II
2010........................................................      2,834          --        2,834
2011........................................................      3,370          --        3,370

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED
                                              NET                                   TOTAL NET
                                          INVESTMENT                              DISTRIBUTABLE
                                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                         CAPITAL GAINS CAPITAL GAINS CARRYFORWARD    LOSSES)
                                         ------------- ------------- ------------ -------------
DFA International Value Portfolio IV....    $11,314         --         $(62,206)    $(50,892)
Emerging Markets Portfolio II...........      2,795         --          (63,588)     (60,793)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, DFA International Value Portfolio IV and Emerging Markets Portfolio II Portfolios had capital loss carryforwards of $62,206 and $63,588 (in thousands), respectively, available to offset future realized capital gains through October 31, 2016. During the year ended October 31, 2011, DFA International Value Portfolio IV and Emerging Markets Portfolio II Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $12,980 and $8,638 (in thousands), respectively.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                   NET
                                                                                UNREALIZED
                                         FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                         TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         -------- ------------ -------------- --------------
DFA International Value Portfolio IV.... $286,301   $66,271       $(44,003)      $22,268
Emerging Markets Portfolio II...........   50,437    78,679             --        78,679

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

I. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios.

                                                       APPROXIMATE
                                                        PERCENTAGE
                                          NUMBER OF   OF OUTSTANDING
                                         SHAREHOLDERS     SHARES
                                         ------------ --------------
DFA International Value Portfolio IV....      1            100%
Emerging Markets Portfolio II...........      2            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/11  04/30/12    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return................. $1,000.00 $1,010.76    0.23%    $1.15
Hypothetical 5% Annual Return...... $1,000.00 $1,023.72    0.23%    $1.16

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return................. $1,000.00 $1,046.84    0.19%    $0.97
Hypothetical 5% Annual Return...... $1,000.00 $1,023.92    0.19%    $0.96

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

  THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary..................  12.3%
Consumer Staples........................   5.4%
Energy..................................  14.3%
Financials..............................  27.7%
Health Care.............................   1.7%
Industrials.............................  10.8%
Information Technology..................   2.8%
Materials...............................  13.3%
Other...................................    --
Telecommunication Services..............   8.3%
Utilities...............................   3.4%
                                         -----
                                         100.0%

      THE EMERGING MARKET SERIES
Consumer Discretionary..................   8.6%
Consumer Staples........................   9.6%
Energy..................................  13.2%
Financials..............................  22.1%
Health Care.............................   1.2%
Industrials.............................   7.2%
Information Technology..................  13.7%
Materials...............................  12.9%
Other...................................    --
Telecommunication Services..............   8.0%
Utilities...............................   3.5%
                                         -----
                                         100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
   National Australia Bank, Ltd................... 1,490,363 $ 38,957,024       0.5%
   Wesfarmers, Ltd................................ 2,578,622   80,973,411       1.1%
   Other Securities...............................            226,937,336       3.2%
                                                             ------------      ----
TOTAL AUSTRALIA...................................            346,867,771       4.8%
                                                             ------------      ----
AUSTRIA -- (0.3%)
   Other Securities...............................             21,553,007       0.3%
                                                             ------------      ----
BELGIUM -- (0.8%)
   Other Securities...............................             62,916,268       0.9%
                                                             ------------      ----
CANADA -- (10.6%)
  #Encana Corp.................................... 2,051,015   42,957,433       0.6%
  #Goldcorp, Inc.................................. 1,677,120   64,225,793       0.9%
  #Manulife Financial Corp........................ 4,206,497   57,528,749       0.8%
  #Sun Life Financial, Inc........................ 1,513,735   37,113,592       0.5%
   Suncor Energy, Inc............................. 3,486,786  115,173,181       1.6%
  #Teck Resources, Ltd. Class B................... 1,483,730   55,362,948       0.8%
  #Thomson Reuters Corp........................... 1,832,184   54,751,300       0.7%
  #TransCanada Corp............................... 1,575,808   69,326,938       1.0%
   Other Securities...............................            383,877,001       5.3%
                                                             ------------      ----
TOTAL CANADA......................................            880,316,935      12.2%
                                                             ------------      ----
DENMARK -- (1.2%)
   Other Securities...............................            102,335,685       1.4%
                                                             ------------      ----
FINLAND -- (0.5%)
   Other Securities...............................             40,320,948       0.6%
                                                             ------------      ----
FRANCE -- (7.7%)
  #AXA SA......................................... 4,058,877   57,677,147       0.8%
   BNP Paribas SA................................. 1,248,772   50,399,590       0.7%
   Cie de Saint-Gobain SA......................... 1,039,077   43,626,019       0.6%
   France Telecom SA.............................. 3,803,372   52,136,748       0.7%
   GDF Suez SA.................................... 2,974,295   68,480,750       1.0%
  #Societe Generale SA............................ 1,558,512   36,896,510       0.5%
  #Vivendi SA..................................... 3,567,218   65,981,070       0.9%
   Other Securities...............................            265,365,392       3.7%
                                                             ------------      ----
TOTAL FRANCE......................................            640,563,226       8.9%
                                                             ------------      ----
GERMANY -- (7.0%)
   Allianz SE.....................................   330,017   36,810,454       0.5%
   Bayerische Motoren Werke AG....................   660,431   62,814,886       0.9%
   Daimler AG..................................... 2,088,586  115,564,409       1.6%
   Deutsche Bank AG............................... 1,039,440   45,125,200       0.6%
  #Deutsche Telekom AG Sponsored ADR.............. 3,099,741   35,337,047       0.5%
  #E.ON AG........................................ 2,894,296   65,531,861       0.9%
  #Munchener Rueckversicherungs-Gesellschaft AG...   395,244   57,409,200       0.8%
   Other Securities...............................            159,791,238       2.2%
                                                             ------------      ----
TOTAL GERMANY.....................................            578,384,295       8.0%
                                                             ------------      ----
GREECE -- (0.1%)
   Other Securities...............................              4,120,169       0.1%
                                                             ------------      ----
HONG KONG -- (1.7%)
   Hutchison Whampoa, Ltd......................... 5,618,000   53,856,729       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................            $   83,058,768       1.2%
                                                         --------------      ----
TOTAL HONG KONG..............................               136,915,497       1.9%
                                                         --------------      ----
IRELAND -- (0.2%)
   Other Securities..........................                17,279,741       0.2%
                                                         --------------      ----
ISRAEL -- (0.6%)
   Other Securities..........................                47,664,525       0.7%
                                                         --------------      ----
ITALY -- (1.2%)
   Other Securities..........................               102,282,841       1.4%
                                                         --------------      ----
JAPAN -- (17.4%)
   Mitsubishi Corp...........................  2,411,300     52,257,599       0.7%
   Mitsubishi Heavy Industries, Ltd..........  9,007,000     40,846,959       0.6%
   Mitsubishi UFJ Financial Group, Inc....... 17,167,906     82,431,923       1.2%
   Mitsui & Co., Ltd.........................  2,469,100     38,556,482       0.5%
   Sumitomo Corp.............................  3,241,900     46,071,274       0.6%
  #Toyota Motor Corp. Sponsored ADR..........    673,198     55,054,132       0.8%
   Other Securities..........................             1,131,567,900      15.7%
                                                         --------------      ----
TOTAL JAPAN..................................             1,446,786,269      20.1%
                                                         --------------      ----
MALAYSIA -- (0.0%)
   Other Securities..........................                        --       0.0%
                                                         --------------      ----
NETHERLANDS -- (2.3%)
   ArcelorMittal NV..........................  2,446,831     42,506,116       0.6%
   Koninklijke Philips Electronics NV........  1,939,039     38,587,673       0.5%
   Other Securities..........................               113,298,898       1.6%
                                                         --------------      ----
TOTAL NETHERLANDS............................               194,392,687       2.7%
                                                         --------------      ----
NEW ZEALAND -- (0.1%)
   Other Securities..........................                 5,484,801       0.1%
                                                         --------------      ----
NORWAY -- (1.0%)
   Other Securities..........................                86,545,255       1.2%
                                                         --------------      ----
PORTUGAL -- (0.1%)
   Other Securities..........................                 8,206,069       0.1%
                                                         --------------      ----
SINGAPORE -- (1.0%)
   Other Securities..........................                79,091,216       1.1%
                                                         --------------      ----
SPAIN -- (1.4%)
   Other Securities..........................               114,294,255       1.6%
                                                         --------------      ----
SWEDEN -- (2.6%)
   Nordea Bank AB............................  5,275,564     46,690,917       0.6%
   Other Securities..........................               172,480,053       2.4%
                                                         --------------      ----
TOTAL SWEDEN.................................               219,170,970       3.0%
                                                         --------------      ----
SWITZERLAND -- (4.5%)
   Holcim, Ltd...............................    886,165     55,272,069       0.8%
  *Swiss Re, Ltd.............................  1,108,107     69,581,447       1.0%
  *UBS AG....................................  3,280,643     40,969,298       0.6%
   Zurich Insurance Group AG.................    225,125     55,156,285       0.7%
   Other Securities..........................               153,704,777       2.1%
                                                         --------------      ----
TOTAL SWITZERLAND............................               374,683,876       5.2%
                                                         --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                               SHARES         VALUE++     OF NET ASSETS**
                                                                            -------------- -------------- ---------------
UNITED KINGDOM -- (19.1%)
   Aviva P.L.C.............................................................      8,175,916 $   40,920,432        0.6%
   Barclays P.L.C..........................................................     11,591,752     41,038,889        0.6%
   Barclays P.L.C. Sponsored ADR...........................................      4,327,157     61,618,716        0.9%
   BP P.L.C. Sponsored ADR.................................................      4,848,222    210,461,317        2.9%
   International Power P.L.C...............................................      6,455,198     43,665,942        0.6%
   Kingfisher P.L.C........................................................     10,285,817     48,507,558        0.7%
  *Lloyds Banking Group P.L.C..............................................     76,981,994     38,640,671        0.5%
   Royal Dutch Shell P.L.C. ADR............................................      3,323,210    243,790,686        3.4%
   Vodafone Group P.L.C....................................................     34,976,333     96,813,260        1.3%
   Vodafone Group P.L.C. Sponsored ADR.....................................      8,190,343    227,937,246        3.2%
   William Morrison Supermarkets P.L.C.....................................      8,127,143     37,017,257        0.5%
   Xstrata P.L.C...........................................................      5,211,952    100,098,296        1.4%
   Other Securities........................................................                   396,933,279        5.5%
                                                                                           --------------      -----
TOTAL UNITED KINGDOM.......................................................                 1,587,443,549       22.1%
                                                                                           --------------      -----
TOTAL COMMON STOCKS........................................................                 7,097,619,855       98.6%
                                                                                           --------------      -----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities........................................................                    20,410,954        0.3%
                                                                                           --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities........................................................                             2        0.0%
                                                                                           --------------      -----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT         VALUE+
                                                                            -------------- --------------
                                                                                (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@ DFA Short Term Investment Fund........................................  1,174,000,000  1,174,000,000       16.3%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $200,496) to be repurchased at $196,566........... $          197        196,565        0.0%
                                                                                           --------------      -----
TOTAL SECURITIES LENDING COLLATERAL........................................                 1,174,196,565       16.3%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,877,751,800)...................................................                $8,292,227,376      115.2%
                                                                                           ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Australia............................ $    4,983,494 $  341,884,277   --    $  346,867,771
   Austria..............................             --     21,553,007   --        21,553,007
   Belgium..............................      2,576,759     60,339,509   --        62,916,268
   Canada...............................    880,316,935             --   --       880,316,935
   Denmark..............................             --    102,335,685   --       102,335,685
   Finland..............................      1,505,997     38,814,951   --        40,320,948
   France...............................     25,911,691    614,651,535   --       640,563,226
   Germany..............................     84,691,422    493,692,873   --       578,384,295
   Greece...............................             --      4,120,169   --         4,120,169
   Hong Kong............................             --    136,915,497   --       136,915,497
   Ireland..............................      5,283,523     11,996,218   --        17,279,741
   Israel...............................      6,184,967     41,479,558   --        47,664,525
   Italy................................     21,219,340     81,063,501   --       102,282,841
   Japan................................    115,375,138  1,331,411,131   --     1,446,786,269
   Malaysia.............................             --             --   --                --
   Netherlands..........................     11,737,570    182,655,117   --       194,392,687
   New Zealand..........................             --      5,484,801   --         5,484,801
   Norway...............................        289,916     86,255,339   --        86,545,255
   Portugal.............................             --      8,206,069   --         8,206,069
   Singapore............................             --     79,091,216   --        79,091,216
   Spain................................      8,765,062    105,529,193   --       114,294,255
   Sweden...............................      9,516,859    209,654,111   --       219,170,970
   Switzerland..........................     46,723,453    327,960,423   --       374,683,876
   United Kingdom.......................    807,957,592    779,485,957   --     1,587,443,549
Preferred Stocks
   Germany..............................             --     20,410,954   --        20,410,954
Rights/Warrants
   Spain................................             --              2   --                 2
Securities Lending Collateral...........             --  1,174,196,565   --     1,174,196,565
                                         -------------- --------------   --    --------------
TOTAL................................... $2,033,039,718 $6,259,187,658   --    $8,292,227,376
                                         ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (85.2%)
ARGENTINA -- (0.0%)
   Other Securities.............................            $         --       0.0%
                                                            ------------      ----
BRAZIL -- (5.9%)
   BRF -- Brasil Foods SA ADR...................    594,060   10,948,526       0.4%
   Petroleo Brasilerio SA ADR...................  1,114,189   26,228,009       0.9%
  #Vale SA Sponsored ADR........................    834,273   18,520,861       0.7%
   Other Securities.............................             123,364,606       4.4%
                                                            ------------      ----
TOTAL BRAZIL....................................             179,062,002       6.4%
                                                            ------------      ----
CHILE -- (1.9%)
   Other Securities.............................              55,744,793       2.0%
                                                            ------------      ----
CHINA -- (13.9%)
   Bank of China, Ltd. Series H................. 48,700,100   20,279,780       0.7%
   China Construction Bank Corp. Series H....... 34,837,590   27,080,269       1.0%
   China Life Insurance Co., Ltd. ADR...........    323,770   12,937,849       0.5%
   China Mobile, Ltd. Sponsored ADR.............    797,772   44,148,702       1.6%
   China Petroleum & Chemical Corp. ADR.........    106,449   11,227,176       0.4%
   China Shenhua Energy Co., Ltd. Series H......  2,191,000    9,675,568       0.3%
  #CNOOC, Ltd. ADR..............................    104,300   22,075,095       0.8%
   Industrial & Commercial Bank of China, Ltd.
       Series H................................. 37,226,185   24,686,592       0.9%
   PetroChina Co., Ltd. ADR.....................    141,210   21,014,872       0.7%
   Tencent Holdings, Ltd........................    700,600   21,935,413       0.8%
   Other Securities.............................             203,039,332       7.2%
                                                            ------------      ----
TOTAL CHINA.....................................             418,100,648      14.9%
                                                            ------------      ----
COLOMBIA -- (0.5%)
   Other Securities.............................              13,526,504       0.5%
                                                            ------------      ----
CZECH REPUBLIC -- (0.4%)
   Other Securities.............................              13,102,849       0.5%
                                                            ------------      ----
EGYPT -- (0.1%)
   Other Securities.............................               3,543,656       0.1%
                                                            ------------      ----
HUNGARY -- (0.4%)
   Other Securities.............................              11,143,498       0.4%
                                                            ------------      ----
INDIA -- (7.7%)
   HDFC Bank, Ltd...............................  1,530,370   15,759,729       0.6%
   ICICI Bank, Ltd. Sponsored ADR...............    306,356   10,382,405       0.4%
   Infosys, Ltd.................................    214,112    9,928,308       0.3%
   ITC, Ltd.....................................  2,298,662   10,699,022       0.4%
   Reliance Industries, Ltd.....................  1,432,266   20,202,207       0.7%
   Tata Consultancy Services, Ltd...............    481,215   11,380,070       0.4%
   Other Securities.............................             152,234,637       5.4%
                                                            ------------      ----
TOTAL INDIA.....................................             230,586,378       8.2%
                                                            ------------      ----
INDONESIA -- (2.8%)
   PT Astra International Tbk...................  1,995,561   15,367,354       0.5%
   Other Securities.............................              70,120,377       2.5%
                                                            ------------      ----
TOTAL INDONESIA.................................              85,487,731       3.0%
                                                            ------------      ----
ISRAEL -- (0.0%)
   Other Securities.............................                      19       0.0%
                                                            ------------      ----
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad...................  3,992,654    9,756,875       0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                     SHARES          VALUE++         OF NET ASSETS**
                                                   ----------      ------------      ---------------
MALAYSIA -- (Continued)
   Other Securities...............................                 $ 98,684,002            3.5%
                                                                   ------------           ----
TOTAL MALAYSIA....................................                  108,440,877            3.9%
                                                                   ------------           ----
MEXICO -- (5.6%)
   America Movil S.A.B. de C.V. Series L.......... 33,690,314        45,003,356            1.6%
   Fomento Economico Mexicano S.A.B. de C.V.......  2,109,900        17,135,512            0.6%
  #Grupo Mexico S.A.B. de C.V. Series B...........  3,938,416        12,136,391            0.4%
   Wal-Mart de Mexico S.A.B. de C.V. Series V.....  6,153,180        17,596,103            0.6%
   Other Securities...............................                   77,335,308            2.8%
                                                                   ------------           ----
TOTAL MEXICO......................................                  169,206,670            6.0%
                                                                   ------------           ----
PERU -- (0.5%)
   Other Securities...............................                   14,320,940            0.5%
                                                                   ------------           ----
PHILIPPINES -- (1.0%)
   Other Securities...............................                   28,954,647            1.0%
                                                                   ------------           ----
POLAND -- (1.3%)
   Other Securities...............................                   39,031,170            1.4%
                                                                   ------------           ----
RUSSIA -- (4.2%)
   Gazprom OAO Sponsored ADR......................  4,226,507        48,951,667            1.7%
   Lukoil OAO Sponsored ADR.......................    376,321        23,151,730            0.8%
   MMC Norilsk Nickel JSC ADR.....................    532,268         9,468,893            0.3%
   Rosneft Oil Co. GDR............................  1,491,147        10,677,377            0.4%
   Other Securities...............................                   35,159,134            1.3%
                                                                   ------------           ----
TOTAL RUSSIA......................................                  127,408,801            4.5%
                                                                   ------------           ----
SOUTH AFRICA -- (7.6%)
   MTN Group, Ltd.................................  1,584,640        27,223,049            1.0%
   Naspers, Ltd. Series N.........................    304,989        18,368,740            0.7%
   Sasol, Ltd. Sponsored ADR......................    621,195        29,463,279            1.0%
   Standard Bank Group, Ltd.......................    948,719        13,925,268            0.5%
   Other Securities...............................                  140,665,815            5.0%
                                                                   ------------           ----
TOTAL SOUTH AFRICA................................                  229,646,151            8.2%
                                                                   ------------           ----
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd..............     39,020         9,696,474            0.4%
   Hyundai Mobis..................................     53,070        14,348,373            0.5%
   Hyundai Motor Co., Ltd.........................    106,999        25,259,284            0.9%
   Kia Motors Corp................................    224,568        16,478,573            0.6%
   POSCO..........................................     46,060        15,258,688            0.5%
   Samsung Electronics Co., Ltd...................     69,482        85,043,282            3.0%
   Samsung Electronics Co., Ltd. GDR..............     49,372        30,128,714            1.1%
   Other Securities...............................                  220,743,407            7.9%
                                                                   ------------           ----
TOTAL SOUTH KOREA.................................                  416,956,795           14.9%
                                                                   ------------           ----
TAIWAN -- (10.2%)
   Formosa Chemicals & Fiber Co., Ltd.............  3,322,445         9,589,751            0.3%
   Formosa Plastics Corp..........................  4,070,648        11,513,425            0.4%
   Hon Hai Precision Industry Co., Ltd............  6,378,096        19,150,133            0.7%
   Nan Ya Plastic Corp............................  5,377,564        11,033,718            0.4%
   Taiwan Semiconductor Manufacturing Co., Ltd.... 19,090,808        56,425,489            2.0%
   Other Securities...............................                  200,573,325            7.2%
                                                                   ------------           ----
TOTAL TAIWAN......................................                  308,285,841           11.0%
                                                                   ------------           ----
THAILAND -- (2.4%)
   Other Securities...............................                   73,722,861            2.6%
                                                                   ------------           ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                SHARES             VALUE++          OF NET ASSETS**
                                                              ------------      --------------      ---------------
TURKEY -- (1.4%)
   Other Securities..........................................                   $   43,149,079             1.5%
                                                                                --------------           -----
TOTAL COMMON STOCKS..........................................                    2,569,421,910            91.5%
                                                                                --------------           -----
PREFERRED STOCKS -- (7.1%)
BRAZIL -- (6.9%)
   Banco Bradesco SA.........................................    1,656,632          26,420,593             0.9%
   Cia de Bebidas das Americas SA ADR........................      622,039          26,113,197             0.9%
   Itau Unibanco Holding SA..................................    1,765,700          27,706,155             1.0%
   Petroleo Brasilerio SA ADR................................    1,618,850          35,873,716             1.3%
   Vale SA...................................................    1,412,691          30,571,311             1.1%
   Other Securities..........................................                       61,913,382             2.2%
                                                                                --------------           -----
TOTAL BRAZIL.................................................                      208,598,354             7.4%
                                                                                --------------           -----
CHILE -- (0.2%)
   Other Securities..........................................                        5,320,187             0.2%
                                                                                --------------           -----
TOTAL PREFERRED STOCKS.......................................                      213,918,541             7.6%
                                                                                --------------           -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................................                                8             0.0%
                                                                                --------------           -----
THAILAND -- (0.0%)
   Other Securities..........................................                           42,585             0.0%
                                                                                --------------           -----
TOTAL RIGHTS/WARRANTS........................................                           42,593             0.0%
                                                                                --------------           -----

                                                                SHARES/
                                                                 FACE
                                                                AMOUNT             VALUE+
                                                              ------------      --------------
                                                                 (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S) @ DFA Short Term Investment Fund.........................  231,000,000         231,000,000             8.2%
    @ Repurchase Agreement, Deutsche Bank Securities, Inc.
      0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
      07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
      $837,156) to be repurchased at $820,746................ $        821             820,741             0.1%
                                                                                --------------           -----
TOTAL SECURITIES LENDING COLLATERAL..........................                      231,820,741             8.3%
                                                                                --------------           -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,890,395,399).....................................                   $3,015,203,785           107.4%
                                                                                ==============           =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Argentina............................           --             --   --                --
   Brazil............................... $179,062,002             --   --    $  179,062,002
   Chile................................   55,744,793             --   --        55,744,793
   China................................  127,688,809 $  290,411,839   --       418,100,648
   Colombia.............................   13,526,504             --   --        13,526,504
   Czech Republic.......................           --     13,102,849   --        13,102,849
   Egypt................................           --      3,543,656   --         3,543,656
   Hungary..............................           --     11,143,498   --        11,143,498
   India................................   22,500,718    208,085,660   --       230,586,378
   Indonesia............................       44,143     85,443,588   --        85,487,731
   Israel...............................           --             19   --                19
   Malaysia.............................           --    108,440,877   --       108,440,877
   Mexico...............................  169,199,278          7,392   --       169,206,670
   Peru.................................   14,320,940             --   --        14,320,940
   Philippines..........................           --     28,954,647   --        28,954,647
   Poland...............................           --     39,031,170   --        39,031,170
   Russia...............................    2,008,285    125,400,516   --       127,408,801
   South Africa.........................   48,133,559    181,512,592   --       229,646,151
   South Korea..........................   11,786,422    405,170,373   --       416,956,795
   Taiwan...............................    8,954,214    299,331,627   --       308,285,841
   Thailand.............................   73,722,861             --   --        73,722,861
   Turkey...............................      641,076     42,508,003   --        43,149,079
Preferred Stocks
   Brazil...............................  208,598,354             --   --       208,598,354
   Chile................................    5,320,187             --   --         5,320,187
Rights/Warrants
   Brazil...............................           --              8   --                 8
   Thailand.............................           --         42,585   --            42,585
Securities Lending Collateral...........           --    231,820,741   --       231,820,741
                                         ------------ --------------   --    --------------
TOTAL................................... $941,252,145 $2,073,951,640   --    $3,015,203,785
                                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                                   THE DFA
                                                                                                INTERNATIONAL THE EMERGING
                                                                                                    VALUE       MARKETS
                                                                                                   SERIES       SERIES*
                                                                                                ------------- ------------
ASSETS:
Investments at Value (including $1,116,551 and $275,325 of securities on loan, respectively)...  $7,118,031    $2,783,383
Collateral Received from Securities on Loan at Value & Cost....................................         197           821
Affiliated Collateral Received from Securities on Loan at Value & Cost.........................   1,174,000       231,000
Foreign Currencies at Value....................................................................      24,978         3,077
Cash...........................................................................................      18,001        21,566
Receivables:...................................................................................
   Investment Securities Sold..................................................................      19,106           162
   Dividends and Tax Reclaims..................................................................      39,352         7,095
   Securities Lending Income...................................................................       2,958           452
   Fund Shares Sold............................................................................       2,585         2,078
Unrealized Gain on Foreign Currency Contracts..................................................          25            --
Prepaid Expenses and Other Assets..............................................................         188             4
                                                                                                 ----------    ----------
       Total Assets............................................................................   8,399,421     3,049,638
                                                                                                 ----------    ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................................................   1,174,197       231,821
   Investment Securities Purchased.............................................................      27,304         9,865
   Fund Shares Redeemed........................................................................         399           139
   Due to Advisor..............................................................................       1,191           233
Unrealized Loss on Foreign Currency Contracts..................................................           9            --
Accrued Expenses and Other Liabilities.........................................................         412           332
                                                                                                 ----------    ----------
       Total Liabilities.......................................................................   1,203,512       242,390
                                                                                                 ----------    ----------
NET ASSETS                                                                                       $7,195,909    $2,807,248
                                                                                                 ==========    ==========
Investments at Cost............................................................................  $6,703,555    $1,658,575
                                                                                                 ----------    ----------
Foreign Currencies at Cost.....................................................................  $   24,804    $    3,061
                                                                                                 ----------    ----------

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                         THE DFA
                                                                                      INTERNATIONAL THE EMERGING
                                                                                          VALUE       MARKETS
                                                                                         SERIES        SERIES
                                                                                      ------------- ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $9,473 and $2,288, respectively)......   $ 122,522     $ 22,386
   Interest..........................................................................           1           --
   Income from Securities Lending....................................................       6,168        2,375
                                                                                        ---------     --------
       Total Investment Income.......................................................     128,691       24,761
                                                                                        ---------     --------
EXPENSES
   Investment Advisory Services Fees.................................................       6,964        1,304
   Accounting & Transfer Agent Fees..................................................         333          132
   Custodian Fees....................................................................         628          896
   Shareholders' Reports.............................................................          18            6
   Directors'/Trustees' Fees & Expenses..............................................          28           10
   Professional Fees.................................................................          84           60
   Other.............................................................................          53           19
                                                                                        ---------     --------
       Total Expenses................................................................       8,108        2,427
                                                                                        ---------     --------
   Fees Paid Indirectly..............................................................         (10)         (12)
                                                                                        ---------     --------
   Net Expenses......................................................................       8,098        2,415
                                                                                        ---------     --------
   NET INVESTMENT INCOME (LOSS)......................................................     120,593       22,346
                                                                                        ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Investment Securities Sold......................................................      99,828       21,313
     Foreign Currency Transactions...................................................        (798)        (468)*
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency......................................    (142,403)      83,318
     Translation of Foreign Currency Denominated Amounts.............................         843          (34)
                                                                                        ---------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................     (42,530)     104,129
                                                                                        ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................   $  78,063     $126,475
                                                                                        =========     ========

--------
* Net of foreign capital gain taxes withheld of $13.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         THE DFA INTERNATIONAL         THE EMERGING
                                                                              VALUE SERIES            MARKETS SERIES
                                                                        -----------------------  -----------------------
                                                                        SIX MONTHS      YEAR     SIX MONTHS       YEAR
                                                                           ENDED       ENDED        ENDED        ENDED
                                                                         APRIL 30,    OCT. 31,    APRIL 30,     OCT. 31,
                                                                           2012         2011        2012          2011
                                                                        ----------- -----------  -----------  ----------
                                                                        (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................................ $  120,593  $   254,173  $   22,346   $   62,989
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................................     99,828      161,341      21,313      103,456
       Foreign Currency Transactions...................................       (798)         506        (468)*     (1,120)*
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................   (142,403)  (1,021,735)     83,318     (330,512)
       Translation of Foreign Currency Denominated Amounts.............        843         (517)        (34)        (115)
   Change in Deferred Thailand Capital Gains Tax.......................         --           --          --        4,428
                                                                        ----------  -----------  ----------   ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.................................................     78,063     (606,232)    126,475     (160,874)
                                                                        ----------  -----------  ----------   ----------
Transactions in Interest:
   Contributions.......................................................    362,469      900,473     329,764      341,207
   Withdrawals.........................................................   (200,530)    (257,967)    (88,972)    (269,845)
                                                                        ----------  -----------  ----------   ----------
          Net Increase (Decrease) from Transactions in Interest........    161,939      642,506     240,792       71,362
                                                                        ----------  -----------  ----------   ----------
          Total Increase (Decrease) in Net Assets......................    240,002       36,274     367,267      (89,512)
NET ASSETS
   Beginning of Period.................................................  6,955,907    6,919,633   2,439,981    2,529,493
                                                                        ----------  -----------  ----------   ----------
   End of Period....................................................... $7,195,909  $ 6,955,907  $2,807,248   $2,439,981
                                                                        ==========  ===========  ==========   ==========

--------
* Net of foreign capital gain taxes withheld of $13 and $903, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                THE DFA INTERNATIONAL VALUE SERIES+
                                    ------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                        2012           2011        2010        2009          2008          2007        2006
                                    -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                     (Unaudited)
Total Return.......................       1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)...................... $7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average Net
  Assets...........................       0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Waiversand
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)...       0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment Income to
  Average Net Assets...............       3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate............          8%(C)          9%          20%         18%         16%(C)          16%          8%
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------


                                                                    THE EMERGING MARKETS SERIES
                                    ------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                        2012           2011        2010        2009          2008          2007        2006
                                    -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                     (Unaudited)
Total Return.......................       4.68%(C)      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)...................... $2,807,248     $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net
  Assets...........................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net
  Assets (Excluding Waiversand
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)...       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to
  Average Net Assets...............       1.72%(B)       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate............          2%(C)         16%          12%         14%         19%(C)           7%         11%
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which two, The DFA International Value Series and The Emerging Markets Series (the "Series") are presented in this report.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarcy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to become a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on univested cash balances was used to reduce a portion of the Fund's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                         FEES PAID
                                         INDIRECTLY
                                         ----------
The DFA International Value Series......    $10
The Emerging Markets Series.............     12

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series...... $195
The Emerging Markets Series.............   67

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                         PURCHASES  SALES
                                         --------- --------
The DFA International Value Series...... $814,499  $542,286
The Emerging Markets Series.............  292,057    44,140

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
The DFA International Value Series...... $7,879,341  $1,169,037    $(756,150)     $  412,887
The Emerging Markets Series.............  1,892,365   1,193,818      (70,979)      1,122,839

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Series had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowing by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
The DFA International Value Series......     0.82%       $15,357         4          $1        $15,549
The Emerging Markets Series.............     0.83%         4,772         9           1          8,236

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2012.

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Markets Series received non-cash collateral with a market value of $59,527 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loan securities in The DFA Short Term Investment Fund LP (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest in cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securites. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements and the sub-advisory agreements for each series (collectively, the "Funds"). Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor to the Funds. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

[RECYCLED RECYCLABLE LOGO]                                   DFA043012-011S

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 U.S. Large Company Portfolio           Series of Registrant

 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio II, U.S. Large Cap Value
                                        Portfolio III and LWAS/DFA U.S. High
                                        Book to Market Portfolio

 The DFA International Value Series     Master fund for DFA International
                                        Value Portfolio, DFA International
                                        Value Portfolio II, DFA International
                                        Value Portfolio III and DFA
                                        International Value Portfolio IV

 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio II

 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
   Series                               Marketwide Value Portfolio II

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
   ADR    American Depository Receipt
   FHLMC  Federal Home Loan Mortgage Corporation
   FNMA   Federal National Mortgage Association
   GDR    Global Depository Receipt
   NVDR   Non-Voting Depository Receipt
   P.L.C. Public Limited Company

Investment Footnotes
   +      See Security Valuation Note within the Notes to Schedules of
          Investments.
   ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
   *      Non-Income Producing Securities.
   #      Total or Partial Securities on Loan.
   @      Security purchased with cash proceeds from securities on loan.
   .      Security is being fair valued as of April 30, 2012.
   --     Amounts designated as -- are either zero or rounded to zero.
   (S)    Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES         VALUE+
                                                             ---------     -----------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (9.7%)
  #Abercrombie & Fitch Co...................................    27,311     $ 1,370,193
 #*Amazon.com, Inc..........................................   116,103      26,924,286
 #*Apollo Group, Inc. Class A...............................    35,872       1,263,412
 #*AutoNation, Inc..........................................    13,510         467,176
 #*AutoZone, Inc............................................     8,695       3,444,611
  *Bed Bath & Beyond, Inc...................................    75,505       5,314,797
  #Best Buy Co., Inc........................................    90,495       1,997,225
 #*Big Lots, Inc............................................    20,921         766,545
 #*BorgWarner, Inc..........................................    34,808       2,751,224
  #Cablevision Systems Corp.................................    69,109       1,024,195
  *CarMax, Inc..............................................    72,262       2,230,728
   Carnival Corp............................................   144,448       4,693,116
  #CBS Corp. Class B........................................   207,004       6,903,583
 #*Chipotle Mexican Grill, Inc..............................     9,970       4,129,076
  #Coach, Inc...............................................    91,774       6,714,186
   Comcast Corp. Class A....................................   859,958      26,082,526
  #D.R. Horton, Inc.........................................    88,927       1,453,956
   Darden Restaurants, Inc..................................    40,963       2,051,427
  #DeVry, Inc...............................................    19,051         612,490
 #*DIRECTV Class A..........................................   215,673      10,626,209
  *Discovery Communications, Inc. Class A...................    82,444       4,486,602
 #*Dollar Tree, Inc.........................................    37,959       3,858,912
  #Expedia, Inc.............................................    30,261       1,290,026
  #Family Dollar Stores, Inc................................    37,557       2,536,975
  #Ford Motor Co............................................ 1,212,126      13,672,781
 #*Fossil, Inc..............................................    16,552       2,162,850
  #GameStop Corp. Class A...................................    43,508         990,242
  #Gannett Co., Inc.........................................    75,562       1,044,267
  #Gap, Inc.................................................   105,895       3,018,008
   Genuine Parts Co.........................................    49,678       3,218,141
  *Goodyear Tire & Rubber Co................................    77,994         856,374
   H&R Block, Inc...........................................    93,411       1,373,142
  #Harley-Davidson, Inc.....................................    72,891       3,814,386
   Harman International Industries, Inc.....................    22,383       1,109,749
  #Hasbro, Inc..............................................    36,923       1,356,551
   Home Depot, Inc. (The)...................................   491,633      25,461,673
  #International Game Technology............................    94,878       1,478,199
   Interpublic Group of Cos., Inc. (The)....................   142,273       1,680,244
  #J.C. Penney Co., Inc.....................................    46,132       1,663,520
   Johnson Controls, Inc....................................   217,104       6,940,815
  #Kohl's Corp..............................................    80,823       4,051,657
  #Leggett & Platt, Inc.....................................    44,655         972,139
  #Lennar Corp. Class A.....................................    51,761       1,435,850
  #Limited Brands, Inc......................................    78,444       3,898,667
   Lowe's Cos., Inc.........................................   395,777      12,455,102
   Macy's, Inc..............................................   132,095       5,418,537
  #Marriott International, Inc. Class A.....................    85,180       3,329,686
   Mattel, Inc..............................................   108,112       3,632,563
  #McDonald's Corp..........................................   324,835      31,655,171
   McGraw-Hill Cos., Inc....................................    88,659       4,359,363
 #*Netflix, Inc.............................................    17,674       1,416,394
   Newell Rubbermaid, Inc...................................    91,975       1,673,945
  #News Corp. Class A.......................................   686,450      13,454,420
  #NIKE, Inc. Class B.......................................   117,084      13,098,187
  #Nordstrom, Inc...........................................    50,979       2,847,687
  #Omnicom Group, Inc.......................................    87,002       4,464,073
 #*O'Reilly Automotive, Inc.................................    40,603       4,281,992
  *Priceline.com, Inc.......................................    15,881      12,082,582

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Consumer Discretionary -- (Continued)
 #*PulteGroup, Inc.......................................... 107,378     $  1,056,600
   Ralph Lauren Corp........................................  20,612        3,550,829
  #Ross Stores, Inc.........................................  72,917        4,490,958
  #Scripps Networks Interactive, Inc........................  30,446        1,528,998
 #*Sears Holdings Corp......................................  12,204          656,331
  #Staples, Inc............................................. 221,361        3,408,959
  #Starbucks Corp........................................... 240,272       13,786,807
   Starwood Hotels & Resorts Worldwide, Inc.................  62,541        3,702,427
   Target Corp.............................................. 214,184       12,409,821
  #Tiffany & Co.............................................  40,489        2,771,877
  #Time Warner Cable, Inc................................... 100,167        8,058,435
  #Time Warner, Inc......................................... 309,234       11,583,906
   TJX Cos., Inc. (The)..................................... 240,553       10,033,466
 #*TripAdvisor, Inc.........................................  30,220        1,133,552
 #*Urban Outfitters, Inc....................................  35,411        1,025,503
   V.F. Corp................................................  27,865        4,236,873
  #Viacom, Inc. Class B..................................... 172,263        7,991,281
  #Walt Disney Co. (The).................................... 571,616       24,642,366
  #Washington Post Co. Class B..............................   1,530          578,600
   Whirlpool Corp...........................................  24,432        1,564,137
   Wyndham Worldwide Corp...................................  46,545        2,343,075
  #Wynn Resorts, Ltd........................................  25,327        3,378,622
   Yum! Brands, Inc......................................... 146,834       10,679,237
                                                                         ------------
Total Consumer Discretionary................................              451,975,093
                                                                         ------------
Consumer Staples -- (9.4%)
   Altria Group, Inc........................................ 652,399       21,013,772
  #Archer-Daniels-Midland Co................................ 211,006        6,505,315
   Avon Products, Inc....................................... 137,438        2,968,661
  #Brown-Forman Corp. Class B...............................  31,679        2,735,482
  #Campbell Soup Co.........................................  56,922        1,925,671
   Clorox Co. (The).........................................  41,396        2,901,860
  #Coca-Cola Co. (The)...................................... 721,776       55,085,944
   Coca-Cola Enterprises, Inc...............................  95,779        2,884,863
  #Colgate-Palmolive Co..................................... 152,946       15,132,477
   ConAgra Foods, Inc....................................... 131,580        3,397,396
  *Constellation Brands, Inc. Class A.......................  54,765        1,182,924
   Costco Wholesale Corp.................................... 138,706       12,229,708
   CVS Caremark Corp........................................ 415,352       18,533,006
 #*Dean Foods Co............................................  58,755          721,511
   Dr. Pepper Snapple Group, Inc............................  67,634        2,744,588
  #Estee Lauder Cos., Inc...................................  71,712        4,686,379
   Fortune Brands, Inc......................................  49,981        2,837,921
   General Mills, Inc....................................... 205,590        7,995,395
  #H.J. Heinz Co............................................ 102,018        5,438,580
   Hershey Co. (The)........................................  48,907        3,277,258
  #Hormel Foods Corp........................................  43,787        1,272,450
  #J.M. Smucker Co..........................................  36,154        2,878,943
  #Kellogg Co...............................................  78,594        3,974,499
  #Kimberly-Clark Corp...................................... 125,552        9,852,065
   Kraft Foods, Inc. Class A................................ 563,921       22,483,530
   Kroger Co. (The)......................................... 183,304        4,265,484
   Lorillard, Inc...........................................  42,097        5,695,303
   McCormick & Co., Inc. Non-Voting.........................  42,431        2,372,317
  #Mead Johnson Nutrition Co................................  64,951        5,557,208
   Molson Coors Brewing Co. Class B.........................  50,088        2,082,659
   PepsiCo, Inc............................................. 500,905       33,059,730
  #Philip Morris International, Inc......................... 549,136       49,153,163
   Procter & Gamble Co. (The)............................... 878,427       55,903,094
   Reynolds American, Inc................................... 106,570        4,351,253
  #Safeway, Inc.............................................  85,470        1,737,605

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Consumer Staples -- (Continued)
   Sara Lee Corp............................................   188,669     $  4,158,265
  #SUPERVALU, Inc...........................................    67,696          402,114
  #Sysco Corp...............................................   186,429        5,387,798
   Tyson Foods, Inc. Class A................................    92,960        1,696,520
   Walgreen Co..............................................   278,575        9,766,840
  #Wal-Mart Stores, Inc.....................................   557,020       32,814,048
  #Whole Foods Market, Inc..................................    51,762        4,299,869
                                                                           ------------
Total Consumer Staples......................................                437,363,468
                                                                           ------------
Energy -- (9.7%)
 #*Alpha Natural Resources, Inc.............................    70,168        1,131,810
   Anadarko Petroleum Corp..................................   158,957       11,637,242
   Apache Corp..............................................   122,567       11,759,078
  #Baker Hughes, Inc........................................   139,549        6,155,506
   Cabot Oil & Gas Corp.....................................    66,917        2,351,463
 #*Cameron International Corp...............................    78,509        4,023,586
  #Chesapeake Energy Corp...................................   211,282        3,896,040
  #Chevron Corp.............................................   630,490       67,185,014
  #ConocoPhillips...........................................   408,117       29,233,421
  #Consol Energy, Inc.......................................    72,424        2,407,374
  *Denbury Resources, Inc...................................   124,468        2,369,871
   Devon Energy Corp........................................   128,874        9,001,849
  #Diamond Offshore Drilling, Inc...........................    22,169        1,519,685
   El Paso Corp.............................................   246,478        7,313,002
   EOG Resources, Inc.......................................    85,816        9,423,455
   EQT Corp.................................................    47,675        2,374,692
   Exxon Mobil Corp......................................... 1,503,130      129,780,244
 #*FMC Technologies, Inc....................................    76,245        3,583,515
   Halliburton Co...........................................   294,355       10,072,828
  #Helmerich & Payne, Inc...................................    34,247        1,759,953
   Hess Corp................................................    96,497        5,031,354
   Marathon Oil Corp........................................   224,494        6,586,654
   Marathon Petroleum Corp..................................   110,860        4,612,885
   Murphy Oil Corp..........................................    61,830        3,398,795
  *Nabors Industries, Ltd...................................    92,064        1,532,866
   National Oilwell Varco, Inc..............................   135,292       10,249,722
  *Newfield Exploration Co..................................    42,251        1,516,811
   Noble Corp...............................................    80,421        3,060,823
   Noble Energy, Inc........................................    56,429        5,604,528
   Occidental Petroleum Corp................................   258,660       23,594,965
   Peabody Energy Corp......................................    86,828        2,701,219
  #Pioneer Natural Resources Co.............................    39,309        4,552,768
  #QEP Resources, Inc.......................................    56,607        1,744,062
  #Range Resources Corp.....................................    50,339        3,355,598
 #*Rowan Cos., Inc..........................................    39,411        1,360,862
   Schlumberger, Ltd........................................   425,364       31,536,487
 #*Southwestern Energy Co...................................   111,316        3,515,359
   Spectra Energy Corp......................................   207,663        6,383,561
   Sunoco, Inc..............................................    34,065        1,679,064
  *Tesoro Corp..............................................    44,334        1,030,766
   Valero Energy Corp.......................................   177,021        4,372,419
 #*Williams Cos., Inc. (The)................................   188,857        6,426,804
 #*WPX Energy, Inc..........................................    63,346        1,112,995
                                                                           ------------
Total Energy................................................                451,940,995
                                                                           ------------
Financials -- (11.0%)
   ACE, Ltd.................................................   107,524        8,168,598
  #Aflac, Inc...............................................   148,965        6,709,384
   Allstate Corp. (The).....................................   158,914        5,296,604
   American Express Co......................................   323,649       19,486,906
  *American International Group, Inc........................   171,585        5,839,038

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Financials -- (Continued)
   Ameriprise Financial, Inc................................    70,767     $ 3,836,279
 #*Aon P.L.C................................................   103,705       5,371,919
  #Assurant, Inc............................................    27,905       1,125,688
   Bank of America Corp..................................... 3,422,751      27,758,511
  #Bank of New York Mellon Corp. (The)......................   384,230       9,087,040
  #BB&T Corp................................................   222,358       7,124,350
 #*Berkshire Hathaway, Inc..................................   560,722      45,110,085
  #BlackRock, Inc...........................................    32,009       6,132,284
   Capital One Financial Corp...............................   176,500       9,792,220
 #*CBRE Group, Inc. Class A.................................   104,589       1,967,319
  #Charles Schwab Corp. (The)...............................   344,635       4,928,280
  #Chubb Corp. (The)........................................    86,467       6,318,144
   Cincinnati Financial Corp................................    51,754       1,843,477
  #Citigroup, Inc...........................................   934,002      30,859,426
  #CME Group, Inc...........................................    21,189       5,632,460
   Comerica, Inc............................................    63,026       2,018,093
   Discover Financial Services..............................   169,028       5,730,049
  *E*Trade Financial Corp...................................    80,980         860,817
  #Federated Investors, Inc.................................    29,448         650,212
   Fifth Third Bancorp......................................   293,367       4,174,612
   First Horizon National Corp..............................    81,768         750,630
  #Franklin Resources, Inc..................................    45,452       5,704,681
  *Genworth Financial, Inc. Class A.........................   156,711         941,833
  #Goldman Sachs Group, Inc. (The)..........................   157,833      18,174,470
   Hartford Financial Services Group, Inc...................   140,399       2,885,199
  *Hudson City Bancorp, Inc.................................   168,249       1,187,838
  #Huntington Bancshares, Inc...............................   275,665       1,844,199
  *IntercontinentalExchange, Inc............................    23,150       3,079,876
   Invesco, Ltd.............................................   142,287       3,534,409
   JPMorgan Chase & Co...................................... 1,217,424      52,324,884
   KeyCorp..................................................   303,931       2,443,605
   Legg Mason, Inc..........................................    39,660       1,033,936
  #Leucadia National Corp...................................    63,181       1,570,680
  #Lincoln National Corp....................................    92,910       2,301,381
  #Loews Corp...............................................    97,439       4,007,666
   M&T Bank Corp............................................    40,313       3,477,803
  #Marsh & McLennan Cos., Inc...............................   173,305       5,797,052
  #MetLife, Inc.............................................   338,158      12,183,833
   Moody's Corp.............................................    62,556       2,561,668
   Morgan Stanley...........................................   485,887       8,396,127
  *NASDAQ OMX Group, Inc. (The).............................    39,813         978,205
  #Northern Trust Corp......................................    76,895       3,659,433
   NYSE Euronext............................................    82,376       2,121,182
   People's United Financial, Inc...........................   114,547       1,413,510
  #Plum Creek Timber Co., Inc...............................    51,475       2,164,009
   PNC Financial Services Group, Inc........................   168,250      11,158,340
  #Principal Financial Group, Inc...........................    96,139       2,660,166
  #Progressive Corp.........................................   195,020       4,153,926
   Prudential Financial, Inc................................   149,891       9,074,401
   Regions Financial Corp...................................   450,634       3,037,273
  #SLM Corp.................................................   162,431       2,408,852
   State Street Corp........................................   155,583       7,191,046
   SunTrust Banks, Inc......................................   169,774       4,122,113
   T. Rowe Price Group, Inc.................................    80,840       5,102,217
  #Torchmark Corp...........................................    31,951       1,556,333
   Travelers Cos., Inc. (The)...............................   125,357       8,062,962
   U.S. Bancorp.............................................   609,429      19,605,331
  #Unum Group...............................................    92,682       2,200,271
   Wells Fargo & Co......................................... 1,681,731      56,220,267
   XL Group P.L.C...........................................   100,671       2,165,433

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Financials -- (Continued)
  #Zions Bancorporation.....................................    58,728     $  1,197,464
                                                                           ------------
Total Financials............................................                510,276,299
                                                                           ------------
Health Care -- (9.8%)
  #Abbott Laboratories......................................   501,452       31,120,111
  #Aetna, Inc...............................................   111,748        4,921,382
  #Agilent Technologies, Inc................................   110,863        4,676,201
  #Allergan, Inc............................................    97,092        9,320,832
   AmerisourceBergen Corp...................................    82,227        3,059,667
   Amgen, Inc...............................................   252,401       17,948,235
  #Bard (C.R.), Inc.........................................    26,807        2,652,821
   Baxter International, Inc................................   178,704        9,901,989
  #Becton Dickinson & Co....................................    67,005        5,256,542
  *Biogen Idec, Inc.........................................    76,133       10,202,583
  *Boston Scientific Corp...................................   462,860        2,897,504
   Bristol-Myers Squibb Co..................................   538,367       17,965,307
   Cardinal Health, Inc.....................................   110,245        4,660,056
  *CareFusion Corp..........................................    71,680        1,857,229
  *Celgene Corp.............................................   139,944       10,204,716
 #*Cerner Corp..............................................    46,538        3,773,766
   Cigna Corp...............................................    91,375        4,224,266
   Coventry Health Care, Inc................................    45,029        1,350,420
   Covidien P.L.C...........................................   154,145        8,513,428
 #*DaVita, Inc..............................................    29,882        2,646,948
  #DENTSPLY International, Inc..............................    45,299        1,859,977
 #*Edwards Lifesciences Corp................................    36,669        3,042,427
  #Eli Lilly & Co...........................................   325,665       13,479,274
  *Express Scripts Holding Co...............................   254,864       14,218,863
 #*Forest Laboratories, Inc.................................    84,682        2,949,474
 #*Gilead Sciences, Inc.....................................   241,521       12,561,507
 #*Hospira, Inc.............................................    52,538        1,845,135
   Humana, Inc..............................................    52,318        4,221,016
 #*Intuitive Surgical, Inc..................................    12,533        7,246,581
  #Johnson & Johnson........................................   875,454       56,983,301
 #*Laboratory Corp. of America Holdings.....................    30,998        2,724,414
  *Life Technologies Corp...................................    56,852        2,635,659
  #McKesson Corp............................................    78,487        7,174,497
   Medtronic, Inc...........................................   331,863       12,677,167
   Merck & Co., Inc.........................................   970,788       38,093,721
 #*Mylan, Inc...............................................   136,156        2,955,947
  #Patterson Cos., Inc......................................    27,922          951,861
   PerkinElmer, Inc.........................................    36,186          998,734
  #Perrigo Co...............................................    29,755        3,121,300
   Pfizer, Inc.............................................. 2,404,169       55,127,595
  #Quest Diagnostics, Inc...................................    50,496        2,913,114
   St. Jude Medical, Inc....................................   102,199        3,957,145
  #Stryker Corp.............................................   103,286        5,636,317
  *Tenet Healthcare Corp....................................   130,754          678,613
  #Thermo Fisher Scientific, Inc............................   116,677        6,493,075
   UnitedHealth Group, Inc..................................   333,257       18,712,381
 #*Varian Medical Systems, Inc..............................    36,033        2,285,213
 #*Waters Corp..............................................    28,402        2,388,892
 #*Watson Pharmaceuticals, Inc..............................    40,555        3,056,225
   WellPoint, Inc...........................................   106,757        7,240,260
  #Zimmer Holdings, Inc.....................................    56,806        3,574,802
                                                                           ------------
Total Health Care...........................................                458,958,490
                                                                           ------------
Industrials -- (9.1%)
   3M Co....................................................   221,502       19,793,419
   Avery Dennison Corp......................................    33,936        1,085,273
   Boeing Co. (The).........................................   237,823       18,264,806

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Industrials -- (Continued)
  #C.H. Robinson Worldwide, Inc.............................    52,093     $  3,112,036
  #Caterpillar, Inc.........................................   206,509       21,222,930
  #Cintas Corp..............................................    35,168        1,377,531
   Cooper Industries P.L.C..................................    50,550        3,162,913
   CSX Corp.................................................   335,587        7,486,946
  #Cummins, Inc.............................................    61,209        7,089,838
  #Danaher Corp.............................................   182,457        9,892,819
  #Deere & Co...............................................   128,149       10,554,352
  #Dover Corp...............................................    58,571        3,670,059
   Dun & Bradstreet Corp. (The).............................    15,219        1,183,734
   Eaton Corp...............................................   106,741        5,142,781
   Emerson Electric Co......................................   234,224       12,306,129
   Equifax, Inc.............................................    38,221        1,751,286
  #Expeditors International of Washington, Inc..............    67,635        2,705,400
  #Fastenal Co..............................................    94,169        4,408,993
   FedEx Corp...............................................   100,294        8,849,943
  #Flowserve Corp...........................................    17,380        1,997,483
   Fluor Corp...............................................    53,898        3,112,610
  #General Dynamics Corp....................................   113,796        7,681,230
  #General Electric Co...................................... 3,374,552       66,073,728
   Goodrich Corp............................................    40,120        5,033,455
   Honeywell International, Inc.............................   247,277       14,999,823
   Illinois Tool Works, Inc.................................   154,284        8,852,816
   Ingersoll-Rand P.L.C.....................................    94,838        4,032,512
  #Iron Mountain, Inc.......................................    54,562        1,657,048
 #*Jacobs Engineering Group, Inc............................    40,979        1,796,110
  #Joy Global, Inc..........................................    33,748        2,388,346
  #L-3 Communications Holdings, Inc.........................    31,566        2,321,364
   Lockheed Martin Corp.....................................    85,019        7,697,620
  #Masco Corp...............................................   113,943        1,501,769
   Norfolk Southern Corp....................................   105,287        7,678,581
   Northrop Grumman Corp....................................    80,568        5,098,343
  #PACCAR, Inc..............................................   113,814        4,889,449
  #Pall Corp................................................    36,806        2,194,006
  #Parker Hannifin Corp.....................................    48,125        4,220,081
  #Pitney Bowes, Inc........................................    63,715        1,091,438
  #Precision Castparts Corp.................................    46,294        8,164,873
  *Quanta Services, Inc.....................................    67,398        1,490,844
   Raytheon Co..............................................   108,392        5,868,343
   Republic Services, Inc...................................   100,319        2,745,731
  #Robert Half International, Inc...........................    45,331        1,350,864
  #Rockwell Automation, Inc.................................    45,411        3,512,087
  #Rockwell Collins, Inc....................................    47,400        2,649,186
  #Roper Industries, Inc....................................    30,900        3,148,710
  #RR Donnelley & Sons Co...................................    56,926          712,144
   Ryder System, Inc........................................    16,319          795,062
   Snap-on, Inc.............................................    18,622        1,164,620
   Southwest Airlines Co....................................   246,493        2,040,962
  #Stanley Black & Decker, Inc..............................    54,072        3,955,908
 #*Stericycle, Inc..........................................    27,032        2,340,971
  #Textron, Inc.............................................    89,183        2,375,835
   Tyco International, Ltd..................................   147,010        8,251,671
   Union Pacific Corp.......................................   153,102       17,214,789
   United Parcel Service, Inc...............................   305,752       23,891,461
   United Technologies Corp.................................   290,266       23,697,316
  #W.W. Grainger, Inc.......................................    19,451        4,042,307
  #Waste Management, Inc....................................   147,140        5,032,188
  #Xylem, Inc...............................................    58,911        1,642,439
                                                                           ------------
Total Industrials...........................................                423,467,311
                                                                           ------------

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CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Information Technology -- (17.5%)
   Accenture P.L.C. Class A.................................   206,406     $ 13,406,070
  *Adobe Systems, Inc.......................................   157,482        5,285,096
  *Advanced Micro Devices, Inc..............................   187,117        1,377,181
  *Akamai Technologies, Inc.................................    56,703        1,848,518
  #Altera Corp..............................................   102,811        3,656,987
  #Amphenol Corp............................................    52,089        3,028,454
   Analog Devices, Inc......................................    94,983        3,702,437
  *Apple, Inc...............................................   297,349      173,723,180
  #Applied Materials, Inc...................................   411,761        4,937,014
 #*Autodesk, Inc............................................    72,043        2,836,333
  #Automatic Data Processing, Inc...........................   156,453        8,701,916
 #*BMC Software, Inc........................................    52,374        2,160,951
  *Broadcom Corp............................................   156,429        5,725,301
  #CA, Inc..................................................   116,160        3,068,947
  #Cisco Sytems, Inc........................................ 1,717,672       34,611,091
 #*Citrix Systems, Inc......................................    59,183        5,066,657
 #*Cognizant Technology Solutions Corp......................    96,752        7,093,857
  #Computer Sciences Corp...................................    49,456        1,387,735
   Corning, Inc.............................................   485,353        6,964,816
  *Dell, Inc................................................   486,998        7,972,157
  *eBay, Inc................................................   365,274       14,994,498
 #*Electronic Arts, Inc.....................................   105,685        1,625,435
 #*EMC Corp.................................................   654,765       18,470,921
 #*F5 Networks, Inc.........................................    25,255        3,382,402
   Fidelity National Information Services, Inc..............    74,791        2,518,213
 #*First Solar, Inc.........................................    18,755          345,092
  *Fiserv, Inc..............................................    44,198        3,106,677
   FLIR Systems, Inc........................................    49,127        1,103,392
  *Google, Inc..............................................    80,879       48,950,397
  #Harris Corp..............................................    36,316        1,653,831
   Hewlett-Packard Co.......................................   630,285       15,605,857
   Intel Corp............................................... 1,593,313       45,250,089
   International Business Machines Corp.....................   369,518       76,519,787
   Intuit, Inc..............................................    94,051        5,452,136
  #Jabil Circuit, Inc.......................................    58,801        1,378,883
 #*JDS Uniphase Corp........................................    73,300          890,595
 #*Juniper Networks, Inc....................................   167,869        3,597,433
  #KLA-Tencor Corp..........................................    53,174        2,773,024
 #*Lexmark International, Inc...............................    22,592          680,019
   Linear Technology Corp...................................    73,026        2,388,680
  *LSI Corp.................................................   180,755        1,453,270
   MasterCard, Inc. Class A.................................    33,891       15,327,883
  #Microchip Technology, Inc................................    61,251        2,164,610
  *Micron Technology, Inc...................................   315,033        2,076,067
   Microsoft Corp........................................... 2,381,610       76,259,152
  #Molex, Inc...............................................    43,791        1,208,194
  *Motorola Mobility Holdings, Inc..........................    84,062        3,263,287
   Motorola Solutions, Inc..................................    93,835        4,788,400
 #*NetApp, Inc..............................................   115,764        4,495,116
  *Novellus Systems, Inc....................................    22,526        1,053,090
  *NVIDIA Corp..............................................   194,748        2,531,724
   Oracle Corp.............................................. 1,250,207       36,743,584
  #Paychex, Inc.............................................   102,868        3,186,851
   QUALCOMM, Inc............................................   539,423       34,436,764
  *Red Hat, Inc.............................................    61,594        3,671,618
 #*SAIC, Inc................................................    88,142        1,071,807
 #*Salesforce.com, Inc......................................    43,372        6,754,322
 #*Sandisk Corp.............................................    77,304        2,861,021
  *Symantec Corp............................................   232,632        3,843,081
   TE Connectivity, Ltd.....................................   135,916        4,955,497
 #*Teradata Corp............................................    53,386        3,725,275

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Information Technology -- (Continued)
 #*Teradyne, Inc............................................  59,464     $  1,023,375
  #Texas Instruments, Inc................................... 365,152       11,662,955
  #Total System Services, Inc...............................  51,201        1,204,248
 #*VeriSign, Inc............................................  50,873        2,091,389
  #Visa, Inc................................................ 158,645       19,510,162
  *Western Digital Corp.....................................  74,606        2,895,459
  #Western Union Co. (The).................................. 197,835        3,636,207
   Xerox Corp............................................... 424,762        3,304,648
  #Xilinx, Inc..............................................  83,503        3,037,839
 #*Yahoo!, Inc.............................................. 387,086        6,015,316
                                                                         ------------
Total Information Technology................................              817,494,270
                                                                         ------------
Materials -- (3.0%)
  #Air Products & Chemicals, Inc............................  67,165        5,741,936
  #Airgas, Inc..............................................  21,918        2,008,566
  #Alcoa, Inc............................................... 340,000        3,308,200
  #Allegheny Technologies, Inc..............................  34,028        1,461,162
   Ball Corp................................................  49,788        2,079,147
  #Bemis Co., Inc...........................................  32,877        1,064,886
  #CF Industries Holdings, Inc..............................  20,881        4,031,286
   Cliffs Natural Resources, Inc............................  45,290        2,819,755
  #Dow Chemical Co. (The)................................... 378,036       12,807,860
  #E.I. du Pont de Nemours & Co............................. 297,312       15,894,300
   Eastman Chemical Co......................................  43,683        2,357,572
  #Ecolab, Inc..............................................  92,891        5,916,228
  #FMC Corp.................................................  22,272        2,459,942
  #Freeport-McMoRan Copper & Gold, Inc. Class B............. 302,295       11,577,898
  #International Flavors & Fragrances, Inc..................  25,809        1,553,960
   International Paper Co................................... 139,394        4,643,214
  #MeadWestavco Corp........................................  54,521        1,734,858
   Monsanto Co.............................................. 170,752       13,007,887
  #Mosaic Co. (The).........................................  94,969        5,016,263
   Newmont Mining Corp...................................... 157,885        7,523,220
   Nucor Corp............................................... 101,061        3,962,602
  *Owens-Illinois, Inc......................................  52,434        1,219,090
   PPG Industries, Inc......................................  48,478        5,101,825
  #Praxair, Inc.............................................  95,168       11,010,938
   Sealed Air Corp..........................................  61,250        1,174,775
  #Sherwin-Williams Co......................................  27,573        3,316,480
   Sigma-Aldrich Corp.......................................  38,503        2,729,863
  *SunCoke Energy, Inc......................................      --                3
  #Titanium Metals Corp.....................................  26,257          387,816
  #United States Steel Corp.................................  45,925        1,301,055
   Vulcan Materials Co......................................  41,219        1,764,585
                                                                         ------------
Total Materials.............................................              138,977,172
                                                                         ------------
Real Estate Investment Trusts -- (1.7%)
 #*American Tower Corp...................................... 125,563        8,234,422
  #Apartment Investment & Management Co. Class A............  38,634        1,048,913
  #AvalonBay Communities, Inc...............................  30,363        4,414,780
  #Boston Properties, Inc...................................  47,289        5,119,034
   Equity Residential.......................................  95,752        5,883,003
  #HCP, Inc................................................. 130,603        5,413,494
   Health Care REIT, Inc....................................  67,060        3,799,620
  #Host Hotels & Resorts, Inc............................... 225,653        3,754,866
   Kimco Realty Corp........................................ 129,792        2,519,263
   ProLogis, Inc............................................ 146,375        5,237,298
  #Public Storage...........................................  45,339        6,495,265
  #Simon Property Group, Inc................................  97,668       15,197,141
  #Ventas, Inc..............................................  92,140        5,416,911
  #Vornado Realty Trust.....................................  59,025        5,066,706

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                               SHARES           VALUE+
                                                             ----------     --------------
Real Estate Investment Trusts -- (Continued)
   Weyerhaeuser Co..........................................    171,099     $    3,483,576
                                                                            --------------
Total Real Estate Investment Trusts.........................                    81,084,292
                                                                            --------------
Telecommunication Services -- (2.5%)
   AT&T, Inc................................................  1,890,785         62,225,734
   CenturyLink, Inc.........................................    197,606          7,619,687
  *Crown Castle International Corp..........................     79,843          4,519,912
  #Frontier Communications Corp.............................    317,339          1,282,050
  *MetroPCS Communications, Inc.............................     93,643            683,594
  *Sprint Nextel Corp.......................................    955,920          2,370,682
  #Verizon Communications, Inc..............................    904,299         36,515,594
  #Windstream Corp..........................................    187,037          2,102,296
                                                                            --------------
Total Telecommunication Services............................                   117,319,549
                                                                            --------------
Utilities -- (3.0%)
  *AES Corp.................................................    205,179          2,568,841
  #AGL Resources, Inc.......................................     37,345          1,472,513
  #Ameren Corp..............................................     77,380          2,537,290
   American Electric Power Co., Inc.........................    154,172          5,988,040
   CenterPoint Energy, Inc..................................    135,882          2,746,175
  #CMS Energy Corp..........................................     82,049          1,886,307
  #Consolidated Edison, Inc.................................     93,405          5,552,927
   Dominion Resources, Inc..................................    181,823          9,489,342
   DTE Energy Co............................................     54,025          3,045,930
  #Duke Energy Corp.........................................    426,020          9,129,609
  #Edison International, Inc................................    103,906          4,572,903
   Entergy Corp.............................................     56,327          3,692,798
   Exelon Corp..............................................    271,433         10,588,601
   FirstEnergy Corp.........................................    133,376          6,244,664
  #Integrys Energy Group, Inc...............................     24,967          1,364,197
  #NextEra Energy, Inc......................................    132,736          8,541,562
   NiSource, Inc............................................     89,992          2,218,303
   Northeast Utilities, Inc.................................     56,513          2,077,983
  *NRG Energy, Inc..........................................     72,612          1,234,404
   ONEOK, Inc...............................................     33,133          2,845,793
  #Pepco Holdings, Inc......................................     72,588          1,373,365
   PG&E Corp................................................    131,425          5,806,356
   Pinnacle West Capital Corp...............................     34,843          1,684,659
  #PPL Corp.................................................    184,728          5,052,311
   Progress Energy, Inc.....................................     94,150          5,010,663
   Public Service Enterprise Group, Inc.....................    161,388          5,027,236
  #SCANA Corp...............................................     36,982          1,705,610
   Sempra Energy............................................     76,728          4,967,371
  #Southern Co. (The).......................................    276,365         12,696,208
   TECO Energy, Inc.........................................     68,824          1,240,208
   Wisconsin Energy Corp....................................     73,498          2,707,666
   Xcel Energy, Inc.........................................    155,258          4,201,281
                                                                            --------------
Total Utilities.............................................                   139,271,116
                                                                            --------------
TOTAL COMMON STOCKS.........................................                 4,028,128,055
                                                                            --------------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   BlackRock Liquidity Funds TempCash Portfolio --
     Institutional Shares................................... 86,468,661         86,468,661
                                                                            --------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT         VALUE+
                                                                                             ------------ --------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@ DFA Short Term Investment Fund.........................................................  540,103,169 $  540,103,169
   @ Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12 (Collateralized by.......
       $4,834,439 FNMA, rates ranging from 2.000% to 6.331%(r), maturities ranging from.....
       01/01/19 to 09/01/45, valued at $4,849,426) to be repurchased at $4,693,635.......... $      4,694      4,693,608
                                                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 544,796,777
                                                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,080,960,089)....................................................................              $4,659,393,493
                                                                                                          ==============

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                   SHARES       VALUE+
                                                 ---------- --------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
  #Best Buy Co., Inc............................    401,070 $    8,851,615
  #Carnival Corp................................  2,385,423     77,502,393
   CBS Corp. Class A............................      7,236        246,603
  #CBS Corp. Class B............................  2,669,115     89,014,985
 #*Clear Channel Outdoor Holdings, Inc. Class A.    168,716      1,277,180
  #Comcast Corp. Class A........................ 10,008,890    303,569,634
   Comcast Corp. Special Class A................  3,843,964    114,665,446
  #D.R. Horton, Inc.............................  1,448,033     23,675,340
  #Dillard's, Inc. Class A......................    105,055      6,782,351
   Foot Locker, Inc.............................    531,795     16,267,609
  #GameStop Corp. Class A.......................    610,703     13,899,600
  #Gannett Co., Inc.............................    277,280      3,832,010
 #*General Motors Co............................  1,085,977     24,977,471
 #*Hyatt Hotels Corp. Class A...................     19,122        822,820
  #J.C. Penney Co., Inc.........................  1,078,085     38,875,745
  #Lennar Corp. Class A.........................    802,616     22,264,568
   Lennar Corp. Class B Voting..................      4,809        108,828
 #*Liberty Interactive Corp. Class A............  3,316,465     62,482,201
 #*MGM Resorts International....................  2,598,118     34,866,744
 #*Mohawk Industries, Inc.......................    392,417     26,299,787
  #News Corp. Class A...........................  9,024,175    176,873,830
  #News Corp. Class B...........................  3,247,295     64,426,333
 #*Orchard Supply Hardware Stores Corp. Class A.     22,704        487,455
 #*Penn National Gaming, Inc....................    286,620     12,892,168
 #*PulteGroup, Inc..............................     20,241        199,171
  #Royal Caribbean Cruises, Ltd.................  1,043,290     28,554,847
 #*Sears Holdings Corp..........................    595,638     32,033,412
  #Service Corp. International..................    213,116      2,467,883
  #Staples, Inc.................................    696,416     10,724,806
  #Time Warner Cable, Inc.......................  1,921,256    154,565,045
   Time Warner, Inc.............................  5,323,159    199,405,536
 #*Toll Brothers, Inc...........................    912,316     23,172,826
  #Washington Post Co. Class B..................     36,180     13,682,191
   Whirlpool Corp...............................    213,025     13,637,860
  #Wyndham Worldwide Corp.......................    837,843     42,177,017
                                                            --------------
Total Consumer Discretionary....................             1,645,583,310
                                                            --------------
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co....................  3,155,848     97,294,794
   Bunge, Ltd...................................    534,748     34,491,246
 #*Constellation Brands, Inc. Class A...........    933,566     20,165,026
  *Constellation Brands, Inc. Class B...........        153          3,328
  #Corn Products International, Inc.............      1,257         71,724
   CVS Caremark Corp............................  6,431,368    286,967,640
  #Fortune Brands, Inc..........................    560,836     31,844,268
  #J.M. Smucker Co..............................    567,540     45,193,210
  #Kraft Foods, Inc. Class A....................  7,128,852    284,227,329
  #Molson Coors Brewing Co. Class B.............    802,754     33,378,511
 #*Post Holdings, Inc...........................    104,591      3,111,582
  *Ralcorp Holdings, Inc........................    218,241     15,890,127
  #Safeway, Inc.................................  1,082,518     22,007,591
 #*Smithfield Foods, Inc........................    780,989     16,369,529
  #Tyson Foods, Inc. Class A....................  1,828,601     33,371,968
                                                            --------------
Total Consumer Staples..........................               924,387,873
                                                            --------------
Energy -- (16.7%)
   Anadarko Petroleum Corp......................  2,574,876    188,506,672
   Apache Corp..................................  1,155,774    110,884,958

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                               SHARES       VALUE+
                                                             ---------- --------------
Energy -- (Continued)
   Baker Hughes, Inc........................................     27,157 $    1,197,895
  #Chesapeake Energy Corp...................................  3,267,150     60,246,246
   Chevron Corp.............................................  1,669,494    177,901,281
   Cimarex Energy Co........................................        390         26,953
   ConocoPhillips...........................................  5,710,341    409,031,726
 #*Denbury Resources, Inc...................................  1,415,410     26,949,406
   Devon Energy Corp........................................  1,088,705     76,046,044
  #Helmerich & Payne, Inc...................................    513,387     26,382,958
   Hess Corp................................................  1,567,373     81,722,828
 #*HollyFrontier Corp.......................................     63,590      1,959,844
   Marathon Oil Corp........................................  3,625,708    106,378,273
   Marathon Petroleum Corp..................................  1,791,952     74,563,123
   Murphy Oil Corp..........................................    689,754     37,915,777
  *Nabors Industries, Ltd...................................  1,355,841     22,574,753
   National Oilwell Varco, Inc..............................  1,627,065    123,266,444
   Noble Corp...............................................    509,612     19,395,833
  #Patterson-UTI Energy, Inc................................    732,485     11,844,282
  #Pioneer Natural Resources Co.............................    517,832     59,975,302
  *Plains Exploration & Production Co.......................    664,529     27,146,010
  #QEP Resources, Inc.......................................    431,083     13,281,667
 #*Rowan Cos., Inc..........................................    595,894     20,576,220
 #*Tesoro Corp..............................................    605,336     14,074,062
   Tidewater, Inc...........................................    276,715     15,227,626
   Transocean, Ltd..........................................    399,249     20,118,157
  *Unit Corp................................................        100          4,225
   Valero Energy Corp.......................................  2,806,975     69,332,282
  *Weatherford International, Ltd...........................  1,009,406     14,404,224
 #*Whiting Petroleum Corp...................................     67,650      3,869,580
 #*Williams Cos., Inc. (The)................................    344,724     11,730,958
                                                                        --------------
Total Energy................................................             1,826,535,609
                                                                        --------------
Financials -- (17.1%)
 #*Allegheny Corp...........................................      4,013      1,376,058
   Allied World Assurance Co. Holdings AG...................    188,355     13,554,026
  #Allstate Corp. (The).....................................  1,330,135     44,333,400
   Alterra Capital Holdings, Ltd............................     35,444        848,175
  *American Capital, Ltd....................................    788,816      7,832,943
   American Financial Group, Inc............................    582,168     22,657,979
  *American International Group, Inc........................    455,642     15,505,497
   American National Insurance Co...........................     90,418      6,347,344
  #Assurant, Inc............................................    493,401     19,903,796
   Assured Guaranty, Ltd....................................     18,939        268,555
   Axis Capital Holdings, Ltd...............................    613,817     20,882,054
   Bank of America Corp..................................... 24,999,052    202,742,312
  #Bank of New York Mellon Corp. (The)......................    162,758      3,849,227
   Capital One Financial Corp...............................  1,092,331     60,602,524
  *CIT Group, Inc...........................................    126,575      4,790,864
  #Citigroup, Inc...........................................  9,041,167    298,720,158
  #CME Group, Inc...........................................    319,869     85,027,578
  #CNA Financial Corp.......................................  1,259,820     38,575,688
  *E*Trade Financial Corp...................................     57,660        612,926
   Everest Re Group, Ltd....................................    231,133     22,905,280
 #*Genworth Financial, Inc. Class A.........................  2,390,330     14,365,883
   Goldman Sachs Group, Inc. (The)..........................    279,035     32,130,880
   Hartford Financial Services Group, Inc...................  2,160,202     44,392,151
 #*Hudson City Bancorp, Inc.................................     74,986        529,401
   JPMorgan Chase & Co......................................  1,496,828     64,333,667
   KeyCorp..................................................  3,863,464     31,062,251
   Legg Mason, Inc..........................................    721,237     18,802,649
  #Lincoln National Corp....................................  1,587,360     39,318,907
  #Loews Corp...............................................  2,340,216     96,253,084

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                               SHARES       VALUE+
                                                             ---------- --------------
Financials -- (Continued)
  #MetLife, Inc.............................................  4,759,859 $  171,497,720
   Morgan Stanley...........................................  3,765,813     65,073,249
  *NASDAQ OMX Group, Inc. (The).............................    840,414     20,648,972
   NYSE Euronext............................................     31,370        807,777
  #Old Republic International Corp..........................  1,371,493     13,646,355
   PartnerRe, Ltd...........................................    187,833     13,076,933
   People's United Financial, Inc...........................     38,007        469,006
  #PNC Financial Services Group, Inc........................         22          1,459
   Principal Financial Group, Inc...........................    461,260     12,763,064
  #Prudential Financial, Inc................................  2,340,342    141,684,305
  #Regions Financial Corp...................................  5,735,171     38,655,053
   Reinsurance Group of America, Inc........................    428,134     24,891,711
  #SunTrust Banks, Inc......................................  2,564,707     62,271,086
   Unum Group...............................................  1,777,689     42,202,337
   Validus Holdings, Ltd....................................    311,103     10,110,847
   XL Group P.L.C...........................................  1,435,288     30,873,045
  #Zions Bancorporation.....................................    777,171     15,846,517
                                                                        --------------
Total Financials............................................             1,877,044,693
                                                                        --------------
Health Care -- (8.8%)
   Aetna, Inc...............................................  1,957,594     86,212,440
 #*Alere, Inc...............................................     67,322      1,608,323
  *Boston Scientific Corp...................................  6,689,559     41,876,639
  *CareFusion Corp..........................................    917,825     23,780,846
  #Cigna Corp...............................................     36,433      1,684,298
   Coventry Health Care, Inc................................    670,877     20,119,601
 #*Endo Pharmaceuticals Holdings, Inc.......................    173,568      6,099,179
  *Forest Laboratories, Inc.................................    146,552      5,104,406
  *Hologic, Inc.............................................  1,229,548     23,508,958
   Humana, Inc..............................................    698,778     56,377,409
  *Life Technologies Corp...................................     59,586      2,762,407
  #Omnicare, Inc............................................    602,337     20,985,421
  #PerkinElmer, Inc.........................................    438,767     12,109,969
   Pfizer, Inc.............................................. 17,815,204    408,502,628
  #Teleflex, Inc............................................     89,297      5,596,243
   Thermo Fisher Scientific, Inc............................  1,994,284    110,981,905
   WellPoint, Inc...........................................  2,067,263    140,201,777
                                                                        --------------
Total Health Care...........................................               967,512,449
                                                                        --------------
Industrials -- (13.4%)
 #*AECOM Technology Corp....................................     68,209      1,505,373
  *AGCO Corp................................................    252,065     11,741,188
 #*CNH Global N.V...........................................      6,633        303,592
   CSX Corp.................................................  6,342,908    141,510,277
  #FedEx Corp...............................................    150,525     13,282,326
  *Fortune Brands Home & Security, Inc......................    742,497     16,884,382
   General Electric Co...................................... 21,867,055    428,156,937
 #*Hertz Global Holdings, Inc...............................    876,229     13,502,689
   Ingersoll-Rand P.L.C.....................................    933,314     39,684,511
  *Jacobs Engineering Group, Inc............................      3,134        137,363
   L-3 Communications Holdings, Inc.........................    407,736     29,984,905
   Manpower, Inc............................................      6,983        297,476
  #Norfolk Southern Corp....................................  2,045,548    149,181,816
   Northrop Grumman Corp....................................  1,545,282     97,785,445
 #*Owens Corning, Inc.......................................    589,248     20,240,669
  #Pentair, Inc.............................................    159,772      6,924,518
  *Quanta Services, Inc.....................................    482,223     10,666,773
   Republic Services, Inc...................................  1,104,756     30,237,172
   Ryder System, Inc........................................    297,607     14,499,413
  #Southwest Airlines Co....................................  4,290,532     35,525,605
   SPX Corp.................................................        316         24,262

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                               SHARES       VALUE+
                                                             ---------- --------------
Industrials -- (Continued)
  #Stanley Black & Decker, Inc..............................    528,407 $   38,658,256
 #*Terex Corp...............................................     17,458        395,249
   Trinity Industries, Inc..................................      8,644        255,862
   Tyco International, Ltd..................................  1,433,965     80,488,455
   Union Pacific Corp.......................................  2,422,164    272,348,120
  #URS Corp.................................................    378,541     15,637,529
                                                                        --------------
Total Industrials...........................................             1,469,860,163
                                                                        --------------
Information Technology -- (3.5%)
  #Activision Blizzard, Inc.................................  2,612,644     33,624,728
 #*Arrow Electronics, Inc...................................    568,882     23,921,488
  *Avnet, Inc...............................................    711,662     25,676,765
  #AVX Corp.................................................    285,834      3,630,092
  *Brocade Communications Systems, Inc......................    419,260      2,322,700
  #Computer Sciences Corp...................................    897,932     25,195,972
   Corning, Inc.............................................  2,232,465     32,035,873
  #Fidelity National Information Services, Inc..............  1,328,465     44,729,417
   Hewlett-Packard Co.......................................  1,097,035     27,162,587
   IAC/InterActiveCorp......................................    461,765     22,233,985
  *Ingram Micro, Inc. Class A...............................    911,755     17,742,752
  *Juniper Networks, Inc....................................     81,071      1,737,351
 #*Micron Technology, Inc...................................  3,322,059     21,892,369
 #*Western Digital Corp.....................................    782,708     30,376,897
   Xerox Corp...............................................  5,490,094     42,712,931
 #*Yahoo!, Inc..............................................  1,539,555     23,924,685
                                                                        --------------
Total Information Technology................................               378,920,592
                                                                        --------------
Materials -- (2.7%)
  #Alcoa, Inc...............................................  5,357,434     52,127,833
  #Ashland, Inc.............................................    376,837     24,822,253
  #Cliffs Natural Resources, Inc............................    147,736      9,198,043
   Cytec Industries, Inc....................................     66,976      4,257,664
  #Domtar Corp..............................................    199,193     17,425,404
  #Huntsman Corp............................................    155,311      2,199,204
   International Paper Co...................................  2,299,481     76,595,712
   LyondellBasell Industries N.V. Class A...................     75,881      3,170,308
   MeadWestavco Corp........................................    988,501     31,454,102
  #Nucor Corp...............................................    165,094      6,473,336
  #Reliance Steel & Aluminum Co.............................    363,907     20,338,762
   Rock-Tenn Co. Class A....................................     73,108      4,556,822
  #Sealed Air Corp..........................................    311,965      5,983,489
  #Steel Dynamics, Inc......................................    893,527     11,410,340
  *SunCoke Energy, Inc......................................          1             11
  #United States Steel Corp.................................    204,541      5,794,646
  #Vulcan Materials Co......................................    576,439     24,677,354
  #Westlake Chemical Corp...................................      2,222        142,097
                                                                        --------------
Total Materials.............................................               300,627,380
                                                                        --------------
Telecommunication Services -- (6.1%)
   AT&T, Inc................................................ 13,051,618    429,528,748
  #CenturyLink, Inc.........................................  2,300,437     88,704,851
  #Frontier Communications Corp.............................  1,781,243      7,196,222
  *MetroPCS Communications, Inc.............................  1,453,136     10,607,893
 #*NII Holdings, Inc........................................    110,211      1,542,403
  *Sprint Nextel Corp....................................... 13,961,200     34,623,776
  #Telephone & Data Systems, Inc............................    562,342     13,659,281
 #*United States Cellular Corp..............................    265,925     10,429,578
  #Verizon Communications, Inc..............................  1,811,751     73,158,505
                                                                        --------------
Total Telecommunication Services............................               669,451,257
                                                                        --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                 SHARES         VALUE+
                                                               ------------ ---------------
Utilities -- (0.8%)
 #*AES Corp...................................................    1,010,587 $    12,652,549
  *Calpine Corp...............................................    1,006,942      18,880,162
  *NRG Energy, Inc............................................      987,176      16,781,992
  #Public Service Enterprise Group, Inc.......................    1,096,857      34,167,096
                                                                            ---------------
Total Utilities...............................................                   82,481,799
                                                                            ---------------
TOTAL COMMON STOCKS...........................................               10,142,405,125
                                                                            ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares..........................   31,844,654      31,844,654
                                                                            ---------------

                                                                 SHARES/
                                                                  FACE
                                                                 AMOUNT
                                                               ------------
                                                                  (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S) @ DFA Short Term Investment Fund..........................  785,569,107     785,569,107
    @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $375,124 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $376,287) to be
     repurchased at $364,198.................................. $        364         364,196
                                                                            ---------------
TOTAL SECURITIES LENDING COLLATERAL...........................                  785,933,303
                                                                            ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,527,670,147)......................................              $10,960,183,082
                                                                            ===============

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES     VALUE++
                                                             --------- ------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
   Alumina, Ltd............................................. 2,919,489 $  3,487,208
  #Alumina, Ltd. Sponsored ADR..............................   172,484      821,024
   Amcor, Ltd. Sponsored ADR................................    74,696    2,339,479
   Asciano Group, Ltd....................................... 1,275,861    6,244,288
   Australia & New Zealand Banking Group, Ltd...............   112,583    2,789,046
  #Bank of Queensland, Ltd..................................   441,910    3,413,546
   Bendigo Bank, Ltd........................................   596,517    4,664,592
  #Boral, Ltd............................................... 1,576,317    6,164,915
   Caltex Australia, Ltd....................................   341,805    4,869,603
   Crown, Ltd...............................................   957,925    9,045,412
  *Downer EDI, Ltd..........................................   132,490      494,597
   Echo Entertainment Group, Ltd............................ 1,526,918    7,112,845
 #*Fairfax Media, Ltd....................................... 4,500,769    3,211,777
  #Harvey Norman Holdings, Ltd..............................   991,617    2,079,233
   Incitec Pivot, Ltd....................................... 4,149,937   14,025,619
   Insurance Australia Group, Ltd........................... 1,872,961    6,870,016
   Lend Lease Group NL......................................   773,285    5,955,951
   Macquarie Group, Ltd.....................................   568,086   17,122,387
   National Australia Bank, Ltd............................. 1,490,363   38,957,024
  #New Hope Corp., Ltd......................................    51,436      261,054
  *Newcrest Mining, Ltd.....................................    62,046    1,690,757
   OneSteel, Ltd............................................ 2,331,726    3,124,108
   Origin Energy, Ltd....................................... 2,282,669   31,361,440
   OZ Minerals, Ltd.........................................   497,884    4,793,908
   Primary Health Care, Ltd.................................    28,910       84,909
 #*Qantas Airways, Ltd...................................... 2,850,317    4,831,830
   Santos, Ltd.............................................. 1,552,780   22,526,127
   Seven Group Holdings, Ltd................................   326,621    3,424,595
   Sims Metal Management, Ltd...............................   124,128    1,839,144
  #Sims Metal Management, Ltd. Sponsored ADR................   124,013    1,822,991
   Sonic Healthcare, Ltd....................................   329,113    4,305,338
   Suncorp Group, Ltd....................................... 3,324,750   28,035,386
   TABCORP Holdings, Ltd.................................... 1,716,068    5,118,828
   Tatts Group, Ltd......................................... 2,547,318    6,841,050
   Toll Holdings, Ltd.......................................   662,085    4,012,984
   Treasury Wine Estates, Ltd...............................   115,020      513,901
  #Washington H. Soul Pattinson & Co., Ltd..................   113,801    1,637,448
   Wesfarmers, Ltd.......................................... 2,578,622   80,973,411
                                                                       ------------
TOTAL AUSTRALIA.............................................            346,867,771
                                                                       ------------
AUSTRIA -- (0.3%)
   Erste Group Bank AG......................................   342,508    7,897,933
  #OMV AG...................................................   286,325    9,685,422
   Raiffeisen Bank International AG.........................    55,762    1,855,419
   Voestalpine AG...........................................    64,901    2,114,233
                                                                       ------------
TOTAL AUSTRIA...............................................             21,553,007
                                                                       ------------
BELGIUM -- (0.8%)
  #Ageas SA................................................. 3,435,864    6,260,930
   Delhaize Group SA........................................   235,124   11,443,810
   Delhaize Group SA Sponsored ADR..........................    52,900    2,576,759
   D'ieteren SA.............................................     1,857       81,988
   KBC Groep NV.............................................   356,956    6,920,305
   Solvay SA................................................   180,191   21,950,074
  #UCB SA...................................................   292,608   13,682,402
                                                                       ------------
TOTAL BELGIUM...............................................             62,916,268
                                                                       ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
CANADA -- (10.6%)
   Agnico-Eagle Mines, Ltd..................................    13,354 $    533,430
   Astral Media, Inc. Class A...............................    40,138    1,983,638
   Bell Aliant, Inc.........................................   162,757    4,310,091
   Cameco Corp..............................................   465,901   10,309,861
   Canadian National Resources, Ltd.........................   168,339    5,848,453
  #Canadian Pacific Railway, Ltd............................   266,453   20,620,875
  #Canadian Tire Corp. Class A..............................   214,347   14,991,379
   Empire Co., Ltd. Class A.................................    65,500    3,855,008
  #Encana Corp.............................................. 2,051,015   42,957,433
   Enerplus Corp............................................   371,811    6,880,301
   Ensign Energy Services, Inc..............................   452,198    6,536,810
   Fairfax Financial Holdings, Ltd..........................    54,622   22,393,444
   Genworth MI Canada, Inc..................................    84,524    1,756,621
   George Weston, Ltd.......................................   139,152    8,892,712
  #Goldcorp, Inc............................................ 1,677,120   64,225,793
   Groupe Aeroplan, Inc.....................................   211,202    2,715,256
  #Husky Energy, Inc........................................   783,918   20,450,035
   IAMGOLD Corp.............................................   231,424    2,869,812
   Industrial Alliance Insurance & Financial Services, Inc..   168,485    5,372,554
   Inmet Mining Corp........................................   154,478    8,497,580
   Intact Financial Corp....................................    62,200    4,015,909
  *Katanga Mining, Ltd......................................   181,994      151,071
   Kinross Gold Corp........................................ 2,678,826   23,999,200
  #Loblaw Cos., Ltd.........................................   224,875    7,591,822
  *Lundin Mining Corp....................................... 1,008,210    4,898,930
  #Magna International, Inc.................................   583,936   25,589,502
  #Manulife Financial Corp.................................. 4,206,497   57,528,749
   Methanex Corp............................................    68,615    2,415,781
   Metro, Inc...............................................    89,917    4,960,750
   Nexen, Inc............................................... 1,739,936   33,623,909
   Pan American Silver Corp.................................   103,026    2,003,472
   Pengrowth Energy Corp....................................   655,222    5,889,934
   Penn West Petroleum, Ltd.................................   877,632   15,041,059
   PetroBakken Energy, Ltd. Class A.........................    62,100      898,952
  *Precision Drilling Corp..................................   706,616    6,509,294
   Progress Energy Resources Corp...........................   394,565    4,341,673
   Progressive Waste Solutions, Ltd.........................   122,391    2,655,099
   Quebecor, Inc. Class B...................................    72,000    2,830,146
  *Research In Motion, Ltd..................................   435,600    6,230,731
  *Sears Canada, Inc........................................     2,159       30,008
  #Sun Life Financial, Inc.................................. 1,513,735   37,113,592
   Suncor Energy, Inc....................................... 3,486,786  115,173,181
   Talisman Energy, Inc..................................... 2,251,645   29,449,059
   Teck Resources, Ltd. Class A.............................     4,115      161,417
  #Teck Resources, Ltd. Class B............................. 1,483,730   55,362,948
  #Thomson Reuters Corp..................................... 1,832,184   54,751,300
  #TransAlta Corp...........................................   602,148    9,984,496
  #TransCanada Corp......................................... 1,575,808   69,326,938
  *Uranium One, Inc.........................................   632,800    1,838,473
   Viterra, Inc.............................................   861,686   13,878,042
  #Yamana Gold, Inc......................................... 1,777,340   26,070,412
                                                                       ------------
TOTAL CANADA................................................            880,316,935
                                                                       ------------
DENMARK -- (1.2%)
 #*A.P. Moeller-Maersk A.S. Series A........................       842    6,280,326
   A.P. Moeller-Maersk A.S. Series B........................     3,855   30,184,418
   Carlsberg A.S. Series B..................................   312,511   26,976,499
  *Danske Bank A.S.......................................... 1,707,998   27,756,572
   H. Lundbeck A.S..........................................   123,467    2,475,375
  *Rockwool International A.S. Series A.....................         9          866
   Rockwool International A.S. Series B.....................     1,631      155,629

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
DENMARK -- (Continued)
   TDC A.S..................................................   758,575 $  5,437,579
 #*Vestas Wind Systems A.S..................................   348,128    3,068,421
                                                                       ------------
TOTAL DENMARK...............................................            102,335,685
                                                                       ------------
FINLAND -- (0.5%)
  *Kesko Oyj Series A.......................................       662       19,217
  #Kesko Oyj Series B.......................................   138,917    3,715,657
   Neste Oil Oyj............................................    69,191      818,758
   Sampo Oyj Series A.......................................   302,422    8,051,974
  #Stora Enso Oyj Series R.................................. 1,304,065    8,925,786
   Stora Enso Oyj Sponsored ADR.............................    91,500      623,115
  #UPM-Kymmene Oyj.......................................... 1,346,790   17,283,559
   UPM-Kymmene Oyj Sponsored ADR............................    69,300      882,882
                                                                       ------------
TOTAL FINLAND...............................................             40,320,948
                                                                       ------------

FRANCE -- (7.7%)
   Arkema SA................................................   166,322   14,750,912
  #AXA SA................................................... 4,058,877   57,677,147
   AXA SA Sponsored ADR.....................................   140,900    1,996,553
   BNP Paribas SA........................................... 1,248,772   50,399,590
   Bollore SA...............................................    22,288    4,830,900
 #*Bouygues SA..............................................   305,569    8,337,002
   Cap Gemini SA............................................   324,351   12,671,503
   Casino Guichard Perrachon SA.............................   139,924   13,747,365
   Cie de Saint-Gobain SA................................... 1,039,077   43,626,019
  *Cie Generale de Geophysique--Veritas SA..................   130,878    3,753,286
 #*Cie Generale de Geophysique--Veritas SA Sponsored ADR....   141,089    4,057,720
   Cie Generale des Etablissements Michelin SA Series B.....   334,922   25,029,557
  #Ciments Francais SA......................................    26,702    1,711,861
   CNP Assurances SA........................................   318,796    4,476,041
   Credit Agricole SA....................................... 2,838,495   14,611,683
  *Eiffage SA...............................................    31,691    1,078,817
   Electricite de France SA.................................   436,218    9,241,676
  #Eramet SA................................................     5,005      667,654
   France Telecom SA........................................ 3,803,372   52,136,748
   GDF Suez SA.............................................. 2,974,295   68,480,750
   Groupe Eurotunnel SA.....................................   907,172    7,632,587
   Lafarge SA...............................................   505,082   19,742,004
  #Lagardere SCA............................................   243,906    7,395,994
   Natixis SA............................................... 2,026,810    6,178,542
  #Peugeot SA...............................................   358,364    4,303,942
  #PPR SA...................................................   161,317   26,996,280
  #Renault SA...............................................   500,084   22,749,145
   Rexel SA.................................................   243,067    5,085,397
   Sanofi SA................................................    87,938    6,716,849
   Sanofi SA ADR............................................   520,100   19,857,418
   SCOR SE..................................................   198,036    5,235,603
  #Societe Generale SA...................................... 1,558,512   36,896,510
   STMicroelectronics NV.................................... 1,542,301    8,880,310
   Thales SA................................................    27,549      955,073
  *Vallourec SA.............................................    44,398    2,673,718
  #Vivendi SA............................................... 3,567,218   65,981,070
                                                                       ------------
TOTAL FRANCE................................................            640,563,226
                                                                       ------------
GERMANY -- (7.0%)
   Allianz SE...............................................   330,017   36,810,454
   Allianz SE Sponsored ADR................................. 2,811,910   31,099,725
   Bayerische Motoren Werke AG..............................   660,431   62,814,886
  *Celesio AG...............................................    92,470    1,594,646
 #*Commerzbank AG........................................... 4,399,281    9,525,126

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
GERMANY -- (Continued)
   Daimler AG............................................... 2,088,586 $115,564,409
   Deutsche Bank AG......................................... 1,039,440   45,125,200
   Deutsche Bank AG (D18190898).............................   420,711   18,254,650
   Deutsche Lufthansa AG....................................   464,311    6,046,422
   Deutsche Telekom AG...................................... 2,852,483   32,160,894
  #Deutsche Telekom AG Sponsored ADR........................ 3,099,741   35,337,047
  #E.ON AG.................................................. 2,894,296   65,531,861
   Fraport AG...............................................    37,336    2,427,763
  #Generali Deutschland Holding AG..........................     8,506      719,585
  #Hannover Rueckversicherung AG............................    60,686    3,672,548
  #Heidelberger Zement AG...................................   201,967   11,113,123
   Merck KGaA...............................................    50,209    5,518,955
  #Munchener Rueckversicherungs-Gesellschaft AG.............   395,244   57,409,200
 #*RWE AG...................................................   317,533   13,649,762
  #Salzgitter AG............................................    79,216    4,151,983
   SCA Hygiene Products SE..................................     3,195    1,419,938
  #Suedzucker AG............................................    45,256    1,378,133
   ThyssenKrupp AG..........................................   368,208    8,732,147
  #Volkswagen AG............................................    48,739    8,325,838
                                                                       ------------
TOTAL GERMANY...............................................            578,384,295
                                                                       ------------
GREECE -- (0.1%)
   Coca-Cola Hellenic Bottling Co. S.A......................     4,366       86,719
   Hellenic Petroleum S.A...................................   334,517    2,458,702
  *National Bank of Greece S.A..............................   705,803    1,574,748
                                                                       ------------
TOTAL GREECE................................................              4,120,169
                                                                       ------------
HONG KONG -- (1.7%)
   Cathay Pacific Airways, Ltd.............................. 2,126,000    3,596,817
   Dah Sing Banking Group, Ltd..............................     4,000        4,134
   Dah Sing Financial Holdings, Ltd.........................   113,650      406,027
   Great Eagle Holdings, Ltd................................   860,324    2,526,729
   Hang Lung Group, Ltd.....................................   356,000    2,218,035
   Henderson Land Development Co., Ltd...................... 3,286,114   18,645,849
   Hong Kong & Shanghai Hotels, Ltd......................... 2,025,348    2,650,349
   Hopewell Holdings, Ltd................................... 1,244,169    3,334,523
   Hutchison Whampoa, Ltd................................... 5,618,000   53,856,729
   Hysan Development Co., Ltd............................... 1,040,362    4,696,226
   Kowloon Development Co., Ltd.............................   282,000      293,509
   New World Development Co., Ltd........................... 8,442,100   10,486,825
   Orient Overseas International, Ltd.......................   488,000    3,331,265
   Shun Tak Holdings, Ltd................................... 2,346,000      968,030
   Sino Land Co., Ltd....................................... 1,055,352    1,812,999
   Wharf Holdings, Ltd...................................... 2,757,990   16,355,885
   Wheelock & Co., Ltd...................................... 3,482,000   11,731,566
                                                                       ------------
TOTAL HONG KONG.............................................            136,915,497
                                                                       ------------
IRELAND -- (0.2%)
   CRH P.L.C................................................   590,083   11,972,870
   CRH P.L.C. Sponsored ADR.................................   259,888    5,283,523
  *Governor & Co. of the Bank of Ireland P.L.C. (The).......   157,165       23,348
                                                                       ------------
TOTAL IRELAND...............................................             17,279,741
                                                                       ------------
ISRAEL -- (0.6%)
   Bank Hapoalim B.M........................................ 2,940,875   10,913,355
   Bank Leumi Le-Israel B.M................................. 2,840,659    8,886,091
   Bezeq Israeli Telecommunication Corp., Ltd............... 2,743,801    4,574,275
   Elbit Systems, Ltd.......................................    57,084    2,082,518
   Israel Chemicals, Ltd....................................   843,555    9,649,278
  *Israel Discount Bank, Ltd. Series A...................... 1,954,545    2,534,734

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
ISRAEL -- (Continued)
  *Mellanox Technologies, Ltd...............................     23,772 $  1,365,746
  *NICE Systems, Ltd........................................     11,443      438,699
  *NICE Systems, Ltd. Sponsored ADR.........................    160,983    6,184,967
  *Oil Refineries, Ltd......................................    528,928      307,535
   Partner Communications Co., Ltd..........................     63,263      472,840
   Paz Oil Co., Ltd.........................................        321       43,717
  *Strauss Group, Ltd.......................................     17,492      210,770
                                                                        ------------
TOTAL ISRAEL................................................              47,664,525
                                                                        ------------
ITALY -- (1.2%)
  #Banca Monte Dei Paschi di Siena SpA......................  8,998,791    3,201,163
   Banco Popolare Scarl.....................................  2,933,385    4,362,170
 #*Fiat SpA.................................................  1,512,718    7,306,723
  *Finmeccanica SpA.........................................  1,096,376    4,716,235
   Intesa Sanpaolo SpA...................................... 18,250,842   27,665,557
  *Mediaset SpA.............................................    712,461    1,695,752
   Parmalat SpA.............................................    602,705    1,363,240
   Telecom Italia SpA.......................................  5,476,933    6,213,483
   Telecom Italia SpA Sponsored ADR.........................  1,874,500   21,219,340
   UniCredit SpA............................................  4,730,546   18,868,285
  #Unione di Banche Italiane ScpA...........................  1,525,749    5,670,893
                                                                        ------------
TOTAL ITALY.................................................             102,282,841
                                                                        ------------
JAPAN -- (17.4%)
   77 Bank, Ltd. (The)......................................    737,372    2,940,331
  #Aeon Co., Ltd............................................  1,886,800   24,632,172
   Aisin Seiki Co., Ltd.....................................     85,300    3,003,638
   Ajinomoto Co., Inc.......................................  1,189,000   15,345,526
   Alfresa Holdings Corp....................................     85,700    3,957,616
   Amada Co., Ltd...........................................    821,000    5,572,382
   Aozora Bank, Ltd.........................................    991,000    2,541,700
   Asahi Glass Co., Ltd.....................................  1,586,000   12,470,023
   Asahi Kasei Corp.........................................  2,028,000   12,534,544
   Asatsu-DK, Inc...........................................     32,500      939,976
   Autobacs Seven Co., Ltd..................................     71,600    3,436,316
   Awa Bank, Ltd. (The).....................................     65,600      387,265
   Bank of Kyoto, Ltd. (The)................................    731,400    6,196,201
   Bank of Yokohama, Ltd. (The).............................  1,279,000    6,194,250
   Canon Marketing Japan, Inc...............................    124,900    1,611,250
  #Casio Computer Co., Ltd..................................    249,300    1,656,181
   Chiba Bank, Ltd. (The)...................................    980,000    5,954,009
   Chugoku Bank, Ltd. (The).................................    403,800    5,102,519
  #Chuo Mitsui Trust Holdings, Inc..........................  5,611,629   16,439,504
   Citizen Holdings Co., Ltd................................    511,000    3,209,192
   Coca-Cola West Co., Ltd..................................    109,007    1,967,610
   COMSYS Holdings Corp.....................................    151,700    1,529,199
   Cosmo Oil Co., Ltd.......................................  1,212,364    3,362,146
   Credit Saison Co., Ltd...................................    267,800    5,747,265
  #Dai Nippon Printing Co., Ltd.............................  1,815,000   16,107,933
   Daicel Chemical Industries, Ltd..........................    515,000    3,264,467
   Daido Steel Co., Ltd.....................................    324,000    2,009,871
  #Dainippon Sumitomo Pharma Co., Ltd.......................    313,600    3,140,654
   Daiwa Securities Group, Inc..............................  3,272,000   12,364,921
  *Ebara Corp...............................................     82,000      331,749
   Fuji Heavy Industries, Ltd...............................  1,298,000    9,790,187
   Fuji Television Network, Inc.............................      1,128    1,902,753
   FUJIFILM Holdings Corp...................................  1,327,000   28,146,202
   Fukuoka Financial Group, Inc.............................  1,800,000    7,488,877
   Fukuyama Transporting Co., Ltd...........................     71,000      387,745
   Glory, Ltd...............................................    119,600    2,572,093
  #Gunma Bank, Ltd. (The)...................................    921,397    4,674,971

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
JAPAN -- (Continued)
   H2O Retailing Corp.......................................    198,000 $ 1,742,728
   Hachijuni Bank, Ltd. (The)...............................    993,231   5,405,458
   Hakuhodo DY Holdings, Inc................................     39,920   2,492,834
   Hankyu Hanshin Holdings, Inc.............................    582,000   2,715,410
   Higo Bank, Ltd. (The)....................................    282,000   1,572,981
  #Hiroshima Bank, Ltd. (The)...............................    300,000   1,218,774
   Hitachi Capital Corp.....................................    105,100   1,737,390
   Hitachi High-Technologies Corp...........................    159,200   4,000,649
   Hitachi Transport System, Ltd............................     94,400   1,727,617
   Hokuhoku Financial Group, Inc............................  2,620,000   4,583,735
   House Foods Corp.........................................    148,300   2,497,680
   Idemitsu Kosan Co., Ltd..................................     51,124   4,707,315
   Inpex Corp...............................................      3,476  22,950,325
   Isetan Mitsukoshi Holdings, Ltd..........................    882,200   9,609,175
   ITOCHU Corp..............................................    183,800   2,079,552
   Iyo Bank, Ltd. (The).....................................    548,000   4,547,641
   J. Front Retailing Co., Ltd..............................  1,136,000   5,836,972
   JFE Holdings, Inc........................................    773,100  14,458,129
   Joyo Bank, Ltd. (The)....................................  1,503,000   6,561,246
   JS Group Corp............................................    419,700   8,241,407
   JTEKT Corp...............................................    463,200   5,076,653
   JX Holdings, Inc.........................................  5,548,433  31,298,119
   Kagoshima Bank, Ltd. (The)...............................    358,143   2,156,366
  #Kajima Corp..............................................  1,544,000   4,400,745
   Kamigumi Co., Ltd........................................    519,000   4,171,197
   Kaneka Corp..............................................    653,542   4,038,826
 #*Kawasaki Kisen Kaisha, Ltd...............................  1,166,087   2,456,193
   Keiyo Bank, Ltd. (The)...................................    418,000   1,944,676
   Kewpie Corp..............................................    113,400   1,701,097
   Kinden Corp..............................................    285,000   1,979,252
   Kirin Holdings Co., Ltd..................................    247,000   3,144,916
   Kobe Steel, Ltd..........................................  3,785,000   5,398,141
  #Konica Minolta Holdings, Inc.............................    339,000   2,750,358
   Kyocera Corp.............................................    306,200  29,851,459
   Kyocera Corp. Sponsored ADR..............................     13,600   1,323,416
   Kyowa Hakko Kirin Co., Ltd...............................    584,000   6,138,675
   Mabuchi Motor Co., Ltd...................................     36,100   1,510,230
   Marui Group Co., Ltd.....................................    542,642   4,307,198
   Maruichi Steel Tube, Ltd.................................    104,400   2,297,494
  *Mazda Motor Corp.........................................  3,005,000   4,883,222
   Medipal Holdings Corp....................................    339,800   4,298,338
   Meiji Holdings Co., Ltd..................................    144,395   6,395,421
   Mitsubishi Chemical Holdings Corp........................  3,885,000  20,474,264
   Mitsubishi Corp..........................................  2,411,300  52,257,599
   Mitsubishi Gas Chemical Co., Inc.........................    948,000   6,210,714
   Mitsubishi Heavy Industries, Ltd.........................  9,007,000  40,846,959
   Mitsubishi Logistics Corp................................    236,000   2,588,749
   Mitsubishi Materials Corp................................  2,533,000   7,554,767
  #Mitsubishi Tanabe Pharma Corp............................    405,600   5,629,928
   Mitsubishi UFJ Financial Group, Inc...................... 17,167,906  82,431,923
   Mitsubishi UFJ Financial Group, Inc. ADR.................  4,781,372  22,759,331
   Mitsui & Co., Ltd........................................  2,469,100  38,556,482
   Mitsui & Co., Ltd. Sponsored ADR.........................     11,723   3,623,345
   Mitsui Chemicals, Inc....................................  1,861,800   5,378,910
  *Mitsui Engineering & Shipbuilding Co., Ltd...............  1,025,000   1,507,069
   Mitsui Mining & Smelting Co., Ltd........................     69,030     173,090
   Mitsui O.S.K. Lines, Ltd.................................    819,000   3,174,373
   Mizuho Financial Group, Inc..............................    293,760     463,115
   Mizuho Financial Group, Inc. ADR.........................    349,173   1,096,403
   MS&AD Insurance Group Holdings, Inc......................    715,053  13,182,807
   Nagase & Co., Ltd........................................    235,889   2,855,909

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
JAPAN -- (Continued)
   Namco Bandai Holdings, Inc...............................    36,600 $   523,333
   Nanto Bank, Ltd. (The)...................................   319,000   1,425,884
  *NEC Corp................................................. 5,425,101   9,794,247
   Nippon Electric Glass Co., Ltd...........................   554,000   4,476,190
   Nippon Express Co., Ltd.................................. 1,952,238   7,369,709
   Nippon Meat Packers, Inc.................................   429,536   5,486,817
  #Nippon Paper Group, Inc..................................   231,700   4,638,621
  #Nippon Sheet Glass Co., Ltd.............................. 1,171,739   1,517,650
   Nippon Shokubai Co., Ltd.................................   234,000   2,621,606
  #Nippon Steel Corp........................................ 8,954,000  22,312,362
   Nippon Television Network Corp...........................    12,380   1,917,256
  #Nippon Yusen K.K......................................... 3,032,000   8,962,699
   Nishi-Nippon Bank, Ltd................................... 1,403,569   3,712,318
  #Nissan Motor Co., Ltd....................................   907,200   9,432,192
   Nissan Shatai Co., Ltd...................................   216,000   2,279,799
   Nisshin Seifun Group, Inc................................   394,500   4,813,391
  *Nisshin Steel Co., Ltd................................... 1,431,000   2,008,462
   Nisshinbo Holdings, Inc..................................   305,000   2,681,556
   NKSJ Holdings, Inc.......................................    79,550   1,637,435
  #NOK Corp.................................................   162,200   3,336,547
   Nomura Holdings, Inc..................................... 5,482,000  22,471,392
   Nomura Real Estate Holdings, Inc.........................   164,700   2,879,149
   NTN Corp.................................................   651,000   2,462,641
   Obayashi Corp............................................ 1,650,682   6,987,076
   OJI Paper Co., Ltd....................................... 1,997,000   9,169,443
   Ono Pharmaceutical Co., Ltd..............................     9,500     537,894
   Onward Holdings Co., Ltd.................................   278,000   2,173,927
   Panasonic Corp........................................... 3,486,017  26,726,092
   Panasonic Corp. Sponsored ADR............................   302,421   2,313,521
 #*Renesas Electronics Corp.................................   121,800     700,497
   Rengo Co., Ltd...........................................   428,000   3,129,452
   Ricoh Co., Ltd........................................... 1,666,000  14,924,196
   Rohm Co., Ltd............................................   230,500  10,395,251
   San-in Godo Bank, Ltd. (The).............................    97,900     703,895
   Sankyo Co., Ltd..........................................    74,800   3,606,503
   SBI Holdings, Inc........................................    45,820   3,687,267
  #Seiko Epson Corp.........................................   296,800   3,959,458
   Seino Holdings Co., Ltd..................................   295,000   2,043,485
   Sekisui Chemical Co., Ltd................................   736,000   6,617,531
   Sekisui House, Ltd....................................... 1,354,000  12,552,102
   Seven & I Holdings Co., Ltd..............................   486,100  14,714,341
  #Sharp Corp............................................... 2,998,000  19,178,793
   Shiga Bank, Ltd..........................................   451,185   2,577,827
   Shimizu Corp............................................. 1,371,000   5,211,706
   Shinsei Bank, Ltd........................................ 1,642,000   2,118,908
   Shizuoka Bank, Ltd.......................................   827,000   8,654,319
   Showa Denko K.K.......................................... 1,456,000   3,239,768
   Showa Shell Sekiyu K.K...................................   224,000   1,409,659
   SKY Perfect JSAT Holdings, Inc...........................     3,029   1,319,192
  #Sojitz Corp.............................................. 2,578,100   4,341,854
   Sony Corp................................................   768,200  12,424,711
  #Sony Corp. Sponsored ADR................................. 1,801,665  29,204,990
   Sumitomo Bakelite Co., Ltd...............................   347,000   1,802,510
  #Sumitomo Chemical Co., Ltd............................... 2,006,000   8,248,357
   Sumitomo Corp............................................ 3,241,900  46,071,274
  #Sumitomo Electric Industries, Ltd........................ 2,606,700  35,162,427
   Sumitomo Forestry Co., Ltd...............................   161,400   1,404,561
   Sumitomo Heavy Industries, Ltd...........................   297,000   1,531,819
   Sumitomo Metal Industries, Ltd........................... 3,316,000   5,956,773
  #Sumitomo Mitsui Financial Group, Inc..................... 1,025,500  32,814,750
   Suzuken Co., Ltd.........................................   150,000   4,537,053

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CONTINUED

                                                              SHARES      VALUE++
                                                             --------- --------------
JAPAN -- (Continued)
   Suzuki Motor Corp........................................   519,200 $   12,220,120
   Taiheiyo Cement Corp.....................................   785,800      1,875,371
  #Taisei Corp.............................................. 2,148,703      5,457,727
   Taisho Pharmaceutical Holdings Co., Ltd..................    73,099      5,850,048
  #Takashimaya Co., Ltd.....................................   615,634      4,666,529
   TDK Corp.................................................   107,400      5,608,102
   Teijin, Ltd.............................................. 1,535,450      5,163,545
   Tokai Rika Co., Ltd......................................    94,200      1,754,674
   Tokyo Broadcasting System, Inc...........................    85,300      1,156,617
  *Tokyo Tatemono Co., Ltd..................................   442,000      1,632,109
   Toppan Printing Co., Ltd................................. 1,312,000      8,886,223
   Tosoh Corp............................................... 1,044,000      2,886,257
   Toyo Seikan Kaisha, Ltd..................................   346,349      4,608,835
   Toyobo Co., Ltd..........................................   664,000        904,008
   Toyoda Gosei Co., Ltd....................................    13,800        281,270
   Toyota Motor Corp........................................   398,279     16,320,585
  #Toyota Motor Corp. Sponsored ADR.........................   673,198     55,054,132
   Toyota Tsusho Corp.......................................   482,400      9,566,354
   UNY Co., Ltd.............................................   390,450      4,537,364
   Wacoal Corp..............................................   179,000      2,076,202
   Yamada Denki Co., Ltd....................................    76,640      4,973,309
   Yamaguchi Financial Group, Inc...........................   492,148      4,227,298
   Yamaha Corp..............................................   327,300      3,173,129
   Yamato Holdings Co., Ltd.................................   367,500      5,666,295
   Yamato Kogyo Co., Ltd....................................    82,600      2,350,392
   Yamazaki Baking Co., Ltd.................................   128,000      1,892,866
   Yokohama Rubber Co., Ltd.................................   437,000      3,194,485
                                                                       --------------
TOTAL JAPAN.................................................            1,446,786,269
                                                                       --------------
MALAYSIA -- (0.0%)
  *Rekapacific Berhad.......................................   691,000             --
                                                                       --------------
NETHERLANDS -- (2.3%)
  *Aegon NV................................................. 3,288,297     15,295,765
   Akzo Nobel NV............................................   444,472     23,837,309
   ArcelorMittal NV......................................... 2,446,831     42,506,116
  *ING Groep NV............................................. 3,755,023     26,491,156
 #*ING Groep NV Sponsored ADR............................... 1,273,519      8,991,044
   Koninklijke Ahold NV.....................................   785,918      9,975,186
   Koninklijke DSM NV.......................................   452,418     25,961,912
   Koninklijke Philips Electronics NV....................... 1,939,039     38,587,673
  #Philips Electronics NV ADR...............................   137,395      2,746,526
                                                                       --------------
TOTAL NETHERLANDS...........................................              194,392,687
                                                                       --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd......................   219,002        452,384
   Contact Energy, Ltd...................................... 1,261,859      4,998,073
   Fletcher Building, Ltd...................................     6,732         34,344
                                                                       --------------
TOTAL NEW ZEALAND...........................................                5,484,801
                                                                       --------------
NORWAY -- (1.0%)
   Aker ASA Series A........................................    72,828      2,381,727
   Aker Kvaerner ASA........................................    12,550        213,730
  *Archer, Ltd..............................................   135,267        282,912
   BW Offshore, Ltd.........................................   416,901        579,098
   Cermaq ASA...............................................    27,247        372,331
  #DNB ASA.................................................. 1,382,225     14,898,179
   Marine Harvest ASA....................................... 7,530,562      3,864,929
   Norsk Hydro ASA.......................................... 3,357,025     16,369,595
   Norsk Hydro ASA Sponsored ADR............................    59,900        289,916
   Orkla ASA................................................ 2,797,062     20,543,067

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
NORWAY -- (Continued)
  *Petroleum Geo-Services ASA...............................    378,646 $  5,728,071
  *Statoil Fuel & Retail ASA................................     62,670      561,577
   Stolt-Nielsen, Ltd.......................................      8,425      150,643
   Storebrand ASA...........................................  1,082,306    4,865,491
  *Subsea 7 SA..............................................    528,896   13,697,853
   Wilh Wilhelmsen Holding ASA..............................        212        5,383
   Yara International ASA...................................     35,511    1,740,753
                                                                        ------------
TOTAL NORWAY................................................              86,545,255
                                                                        ------------
PORTUGAL -- (0.1%)
  #Banco Espirito Santo SA..................................    957,081      810,774
  *Banco Espirito Santo SA I-12 Shares......................  1,674,890    1,418,910
   Cimpor Cimentos de Portugal SA...........................    169,758    1,241,848
  *EDP Renovaveis SA........................................    447,616    1,907,738
  *Portugal Telecom SA......................................    525,319    2,826,799
                                                                        ------------
TOTAL PORTUGAL..............................................               8,206,069
                                                                        ------------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd..........................................  5,036,000   11,903,484
   CapitaMalls Asia, Ltd....................................  1,863,000    2,309,153
   DBS Group Holdings, Ltd..................................  1,514,557   17,015,057
   Fraser & Neave, Ltd......................................  1,315,450    7,465,432
   Golden Agri-Resources, Ltd............................... 13,950,000    8,257,577
  *Indofood Agri Resources, Ltd.............................    198,000      226,905
  *Keppel Land, Ltd.........................................    208,000      529,571
   Neptune Orient Lines, Ltd................................  1,228,004    1,219,825
 #*Overseas Union Enterprise, Ltd...........................    405,000      767,556
   Singapore Airlines, Ltd..................................  1,585,600   13,676,855
   Singapore Land, Ltd......................................    532,000    2,551,213
   United Industrial Corp., Ltd.............................  2,152,000    4,813,182
   UOL Group, Ltd...........................................  1,376,600    5,016,817
   Venture Corp., Ltd.......................................    307,000    2,126,466
   Wheelock Properties, Ltd.................................    870,000    1,212,123
                                                                        ------------
TOTAL SINGAPORE.............................................              79,091,216
                                                                        ------------
SPAIN -- (1.4%)
  #Acciona SA...............................................    114,419    7,046,901
   Banco Bilbao Vizcaya Argentaria SA.......................  1,015,514    6,872,014
   Banco de Sabadell SA.....................................  4,940,587   11,697,248
 #*Banco Espanol de Credito SA..............................    400,117    1,505,085
   Banco Popular Espanol SA.................................  4,093,710   13,091,298
   Banco Santander SA.......................................  4,679,745   29,382,301
  *Banco Santander SA I-12 Shares...........................    194,989    1,218,262
   Banco Santander SA Sponsored ADR.........................  1,384,686    8,765,062
   CaixaBank SA.............................................  2,664,573    9,185,451
  #Fomento de Construcciones y Contratas SA.................     41,871      716,386
   Gas Natural SDG SA.......................................  1,100,641   15,342,589
   Iberdrola SA.............................................     38,883      181,185
   Repsol YPF SA............................................    483,252    9,290,473
                                                                        ------------
TOTAL SPAIN.................................................             114,294,255
                                                                        ------------
SWEDEN -- (2.6%)
   Boliden AB...............................................    612,180    9,844,381
   Holmen AB Series A.......................................      6,300      171,833
   Meda AB Series A.........................................    157,343    1,556,030
   Nordea Bank AB...........................................  5,275,564   46,690,917
  #Skandinaviska Enskilda Banken AB Series A................  3,481,813   23,458,989
  #Skandinaviska Enskilda Banken AB Series C................     16,918      113,333
   SSAB AB Series A.........................................    507,586    5,174,745
   SSAB AB Series B.........................................    233,785    2,065,281

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
SWEDEN -- (Continued)
   Svenska Cellulosa AB Series A............................     65,949 $  1,046,639
   Svenska Cellulosa AB Series B............................  1,586,671   25,153,076
   Swedbank AB Series A.....................................  1,322,591   21,832,830
   Tele2 AB Series B........................................    462,294    8,794,278
  *Telefonaktiebolaget LM Ericsson AB Series A..............     26,493      261,687
 #*Telefonaktiebolaget LM Ericsson AB Series B..............  3,412,049   33,825,223
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.........    952,162    9,516,859
   TeliaSonera AB...........................................  3,768,582   25,098,837
   Volvo AB Series A........................................    329,561    4,566,032
                                                                        ------------
TOTAL SWEDEN................................................             219,170,970
                                                                        ------------
SWITZERLAND -- (4.5%)
   Adecco SA................................................    351,751   17,159,585
  #Alpiq Holding AG.........................................      1,239      221,792
   Aryzta AG................................................    107,787    5,429,504
   Baloise Holding AG.......................................    200,163   15,501,448
   Banque Cantonale Vaudoise AG.............................        732      414,311
 #*Clariant AG..............................................    429,492    5,467,945
   Credit Suisse Group AG...................................    858,974   20,545,723
  #Credit Suisse Group AG Sponsored ADR.....................    805,990   18,787,627
   Givaudan SA..............................................     14,257   13,840,472
   Holcim, Ltd..............................................    886,165   55,272,069
   Lonza Group AG...........................................     17,654      796,572
   Novartis AG..............................................     16,632      918,357
   Novartis AG ADR..........................................    506,359   27,935,826
  *PSP Swiss Property AG....................................     95,780    8,607,288
   St. Galler Kantonalbank AG...............................      3,800    1,538,341
   Sulzer AG................................................     27,091    3,901,632
   Swiss Life Holding AG....................................    123,557   12,638,354
  *Swiss Re, Ltd............................................  1,108,107   69,581,447
  *UBS AG...................................................  3,280,643   40,969,298
   Zurich Insurance Group AG................................    225,125   55,156,285
                                                                        ------------
TOTAL SWITZERLAND...........................................             374,683,876
                                                                        ------------
UNITED KINGDOM -- (19.1%)
   Anglo American P.L.C.....................................    467,907   18,082,181
   Associated British Foods P.L.C...........................  1,071,183   21,198,581
   Aviva P.L.C..............................................  8,175,916   40,920,432
   Barclays P.L.C........................................... 11,591,752   41,038,889
   Barclays P.L.C. Sponsored ADR............................  4,327,157   61,618,716
   BP P.L.C.................................................    596,936    4,312,332
   BP P.L.C. Sponsored ADR..................................  4,848,222  210,461,317
   Carnival P.L.C...........................................    658,867   21,401,197
   Carnival P.L.C. ADR......................................    241,674    7,859,238
   Eurasian Natural Resources Corp. P.L.C...................    404,841    3,690,418
  *Evraz P.L.C..............................................    525,138    3,154,007
   HSBC Holdings P.L.C......................................    329,127    2,971,091
  #HSBC Holdings P.L.C. Sponsored ADR.......................    281,192   12,701,443
  *International Consolidated Airlines Group SA.............  3,847,175   11,018,040
   International Power P.L.C................................  6,455,198   43,665,942
   Investec P.L.C...........................................    980,981    5,657,581
  *John Wood Group P.L.C....................................    130,394    1,655,801
   Kazakhmys P.L.C..........................................    690,345    9,690,506
   Kingfisher P.L.C......................................... 10,285,817   48,507,558
   Legal & General Group P.L.C..............................  7,506,507   14,332,975
  *Lloyds Banking Group P.L.C............................... 76,981,994   38,640,671
 #*Lloyds Banking Group P.L.C. Sponsored ADR................  2,857,128    5,599,971
   Mondi P.L.C..............................................  1,450,865   13,490,769
   Old Mutual P.L.C......................................... 13,164,620   31,681,668
  #Pearson P.L.C. Sponsored ADR.............................  1,712,026   32,425,772
   Resolution, Ltd..........................................  3,123,271   11,345,936

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
UNITED KINGDOM -- (Continued)
   Rexam P.L.C..............................................  4,237,546 $   29,580,188
  *Royal Bank of Scotland Group P.L.C....................... 35,002,159     13,808,558
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR........    377,000      2,985,840
   Royal Dutch Shell P.L.C. ADR.............................  3,323,210    243,790,686
   Royal Dutch Shell P.L.C. Series A........................      3,171        113,097
   Royal Dutch Shell P.L.C. Series B........................    255,146      9,336,965
   RSA Insurance Group P.L.C................................  5,217,096      8,895,575
   Sainsbury (J.) P.L.C.....................................  5,529,939     27,643,839
   Travis Perkins P.L.C.....................................     38,182        651,415
   Vedanta Resources P.L.C..................................    189,404      3,753,954
   Vodafone Group P.L.C..................................... 34,976,333     96,813,260
   Vodafone Group P.L.C. Sponsored ADR......................  8,190,343    227,937,246
   William Morrison Supermarkets P.L.C......................  8,127,143     37,017,257
   Wolseley P.L.C...........................................    889,796     33,876,001
   WPP P.L.C................................................  2,321,912     31,440,977
   WPP P.L.C. Sponsored ADR.................................     38,003      2,577,363
   Xstrata P.L.C............................................  5,211,952    100,098,296
                                                                        --------------
TOTAL UNITED KINGDOM........................................             1,587,443,549
                                                                        --------------
TOTAL COMMON STOCKS.........................................             7,097,619,855
                                                                        --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Porsche Automobil Holding SE.............................    334,085     20,410,954
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 04/27/12.......................          9              2
                                                                        --------------

                                                                  SHARES/
                                                                   FACE
                                                                  AMOUNT          VALUE+
                                                               -------------- --------------
                                                                   (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S) @ DFA Short Term Investment Fund..........................  1,174,000,000  1,174,000,000
    @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $200,496) to be repurchased at $196,566.................. $          197        196,565
                                                                              --------------
TOTAL SECURITIES LENDING COLLATERAL...........................                 1,174,196,565
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,877,751,800)......................................                $8,292,227,376
                                                                              ==============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES     VALUE++
                                                             --------- -----------
COMMON STOCKS -- (85.2%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina SA Series B...........................         1 $        --
                                                                       -----------
BRAZIL -- (5.9%)
   AES Tiete SA.............................................    42,245     533,894
   All America Latina Logistica SA..........................   377,131   1,707,442
   Amil Participacoes SA....................................   119,903   1,172,516
   Banco Bradesco SA........................................   263,400   3,561,009
   Banco do Brasil SA.......................................   465,154   5,771,263
   Banco Santander Brasil SA................................    52,300     424,458
   Banco Santander Brasil SA ADR............................   605,084   4,883,028
   BM&F Bovespa SA.......................................... 1,652,008   9,230,063
   BR Malls Participacoes SA................................   286,523   3,541,422
   BRF--Brasil Foods SA ADR.................................   594,060  10,948,526
   CCR SA...................................................   537,700   4,169,245
  *Centrais Eletricas Brasileiras SA........................    61,700     527,937
   Centrais Eletricas Brasileiras SA ADR....................    86,923   1,038,730
   Centrais Eletricas Brasileiras SA Sponsored ADR..........   100,200     853,704
   CETIP SA--Mercados Organizados...........................   126,400   1,942,932
   Cia de Saneamento Basico do Estado de Sao Paulo..........    22,000     866,081
   Cia de Saneamento Basico do Estado de Sao Paulo ADR......    29,318   2,320,813
   Cia Energetica de Minas Gerais SA........................    39,875     683,637
   Cia Hering SA............................................    80,800   2,006,277
   Cia Siderurgica Nacional SA..............................   704,052   5,979,908
   Cielo SA.................................................   198,696   5,968,762
   Cosan SA Industria e Comercio............................   182,046   3,167,886
   CPFL Energia SA..........................................    62,260     870,134
   CPFL Energia SA ADR......................................    14,853     418,855
   Cyrela Brazil Realty SA Empreendimentos e Participacoes..   239,597   1,930,703
   Diagnosticos da America SA...............................    20,093     143,887
   Duratex SA...............................................   208,900   1,227,437
   EcoRodovias Infraestrutura e Logistica SA................   115,988     960,811
  *Embraer SA...............................................   164,400   1,411,866
   Embraer SA ADR...........................................    84,300   2,920,152
   Energias do Brazil SA....................................   169,500   1,181,783
   Fibria Celulose SA Sponsored ADR.........................   514,098   4,081,938
   Gerdau SA................................................   131,807   1,024,778
   Hypermarcas SA...........................................   939,724   6,108,218
   Itau Unibanco Holding SA.................................   147,983   2,064,301
  *JBS SA...................................................   627,630   2,459,615
   Light SA.................................................    34,700     448,188
   Localiza Rent a Car SA...................................    73,200   1,251,906
   Lojas Americanas SA......................................    67,984     588,126
   Lojas Renner SA..........................................    80,900   2,570,686
  *MPX Energia SA...........................................    21,600     579,845
   MRV Engenharia e Participacoes SA........................   203,540   1,189,537
   Multiplan Empreendimentos Imobiliarios SA................    51,700   1,217,811
  *Multiplus SA.............................................    33,657     732,415
   Natura Cosmeticos SA.....................................   117,400   2,652,686
   Oi SA....................................................   179,758   1,207,096
   Oi SA ADR (670851104)....................................     7,319      48,818
 #*Oi SA ADR (670851203)....................................    17,464     313,133
   PDG Realty SA Empreendimentos e Participacoes............ 1,493,679   3,510,575
   Petroleo Brasileiro SA...................................    98,000   1,147,014
   Petroleo Brasilerio SA ADR............................... 1,114,189  26,228,009
   Porto Seguro SA..........................................    93,164     914,460
   Redecard SA..............................................   193,700   3,227,402
   Souza Cruz SA............................................   369,370   5,739,705
   Telefonica Brasil SA.....................................    15,346     392,878
   Tim Participacoes SA.....................................   253,900   1,499,837

THE EMERGING MARKETS SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
BRAZIL -- (Continued)
  *Tim Participacoes SA ADR.................................     47,642 $  1,425,925
   Totvs SA.................................................     16,000      310,574
   Tractebel Energia SA.....................................    111,900    1,922,580
   Usinas Siderurgicas de Minas Gerais SA...................     39,100      371,482
  #Vale SA Sponsored ADR....................................    834,273   18,520,861
   WEG Industrias SA........................................    278,866    2,946,442
                                                                        ------------
TOTAL BRAZIL................................................             179,062,002
                                                                        ------------
CHILE -- (1.9%)
   AES Gener SA.............................................  1,202,095      760,757
   Aguas Andinas SA Series A................................  1,425,070      942,702
  #Banco de Chile SA Series F ADR...........................     47,286    4,426,915
   Banco de Credito e Inversiones SA........................     22,215    1,598,189
   Banco Santander Chile SA ADR.............................     47,185    3,860,205
   CAP SA...................................................     48,787    2,046,620
   Cencosud SA..............................................    667,148    4,230,359
  *Cia Cervecerias Unidas SA................................      3,978       57,238
   Cia Cervecerias Unidas SA ADR............................     14,357    1,028,248
   Colbun SA................................................  5,081,989    1,445,711
  *Compania Sud Americana de Vapores SA.....................    157,924       18,556
   Corpbanca SA............................................. 94,605,487    1,285,199
  *Corpbanca SA ADR.........................................     22,366      449,780
   E.CL SA..................................................    309,077      828,219
   Embotelladora Andina SA Series A ADR.....................     23,068      620,183
   Embotelladora Andina SA Series B ADR.....................     19,587      636,577
   Empresa Nacional de Electricidad SA Sponsored ADR........    134,338    7,337,542
   Empresas CMPC SA.........................................    822,329    3,380,177
   Empresas Copec SA........................................    314,697    5,108,718
   Enersis SA Sponsored ADR.................................    270,752    5,488,143
   ENTEL Chile SA...........................................     72,566    1,440,550
  #Lan Airlines SA Sponsored ADR............................    140,160    3,951,110
   Molibdenos y Metales SA..................................      8,424      142,397
   Ripley Corp. SA..........................................    650,492      725,451
   S.A.C.I. Falabella SA....................................    237,017    2,320,822
  *Sigdo Koppers SA.........................................    315,679      754,870
  *Sociedad Matriz SAAM SA..................................  1,646,119      196,815
  *Sonda SA.................................................    222,488      662,740
                                                                        ------------
TOTAL CHILE.................................................              55,744,793
                                                                        ------------
CHINA -- (13.9%)
   Agile Property Holdings, Ltd.............................  1,754,000    2,282,115
  *Agricultural Bank of China, Ltd. Series H................ 10,995,000    5,185,986
   Air China, Ltd. Series H.................................  1,312,000      947,656
  *Alibaba.com, Ltd.........................................    758,000    1,299,504
  #Aluminum Corp. of China, Ltd. ADR........................    112,680    1,355,540
  #Angang Steel Co., Ltd. Series H..........................  1,422,000      966,510
   Anhui Conch Cement Co., Ltd. Series H....................    697,500    2,320,266
   Anta Sports Products, Ltd................................    457,000      450,938
   Bank of China, Ltd. Series H............................. 48,700,100   20,279,780
   Bank of Communications Co., Ltd. Series H................  4,791,515    3,693,332
   BBMG Corp. Series H......................................    710,000      609,811
   Beijing Enterprises Holdings, Ltd........................    668,972    3,728,851
   Belle International Holdings, Ltd........................  2,428,000    4,743,830
 #*Brilliance China Automotive Holdings, Ltd................  1,530,000    1,650,485
 #*BYD Co., Ltd. Series H...................................    415,886    1,086,627
   China Agri-Industries Holdings, Ltd......................  1,958,202    1,432,014
   China BlueChemical, Ltd. Series H........................  1,502,000    1,070,494
   China Citic Bank Corp., Ltd. Series H....................  5,270,928    3,339,772
   China Coal Energy Co., Ltd. Series H.....................  3,184,777    3,638,571
   China Communications Construction Co., Ltd. Series H.....  2,845,000    2,834,763
   China Communications Services Corp., Ltd. Series H.......  2,892,000    1,476,053

THE EMERGING MARKETS SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
CHINA -- (Continued)
   China Construction Bank Corp. Series H................... 34,837,590 $27,080,269
   China COSCO Holdings Co., Ltd. Series H..................  1,791,500   1,032,953
  *China Eastern Airlines Corp., Ltd. ADR...................      2,800      47,320
  *China Eastern Airlines Corp., Ltd. Series H..............    668,000     222,089
   China Everbright, Ltd....................................    756,000   1,193,342
   China Foods, Ltd.........................................    412,000     445,315
   China Life Insurance Co., Ltd. ADR.......................    323,770  12,937,849
   China Longyuan Power Group Corp. Series H................  1,387,000   1,086,801
   China Mengniu Dairy Co., Ltd.............................    805,000   2,483,434
   China Merchants Bank Co., Ltd. Series H..................  2,871,534   6,200,241
   China Merchants Holdings International Co., Ltd..........  1,072,854   3,461,482
   China Minsheng Banking Corp., Ltd. Series H..............  2,532,000   2,626,592
   China Mobile, Ltd. Sponsored ADR.........................    797,772  44,148,702
  *China Molybdenum Co., Ltd. Series H......................    511,322     197,518
   China National Building Material Co., Ltd. Series H......  1,605,916   2,152,245
   China Oilfield Services, Ltd. Series H...................    950,000   1,530,414
   China Overseas Land & Investment, Ltd....................  2,456,000   5,313,767
   China Pacific Insurance Group Co., Ltd. Series H.........  1,054,600   3,401,727
   China Petroleum & Chemical Corp. ADR.....................    106,449  11,227,176
   China Petroleum & Chemical Corp. Series H................  2,542,000   2,699,886
   China Railway Construction Corp., Ltd. Series H..........  2,554,000   2,025,950
   China Railway Group, Ltd. Series H.......................  1,902,000     749,724
   China Resources Cement Holdings, Ltd.....................  1,144,000     904,906
   China Resources Enterprise, Ltd..........................  1,035,000   3,746,372
 #*China Resources Gas Group, Ltd...........................    510,000     988,088
  #China Resources Land, Ltd................................  1,366,000   2,613,977
   China Resources Power Holdings Co., Ltd..................    742,000   1,348,591
   China Shenhua Energy Co., Ltd. Series H..................  2,191,000   9,675,568
  *China Shipping Container Lines Co., Ltd. Series H........  4,653,000   1,507,404
   China Shipping Development Co., Ltd. Series H............  1,414,000     913,609
  *China Southern Airlines Co., Ltd. ADR....................     10,900     242,089
  *China Southern Airlines Co., Ltd. Series H...............    980,000     439,170
   China State Construction International Holdings, Ltd.....    742,000     681,215
  *China Taiping Insurance Holdings Co., Ltd................    525,400   1,096,943
  #China Telecom Corp., Ltd. ADR............................     49,067   2,626,066
   China Telecom Corp., Ltd. Series H.......................  2,306,000   1,235,903
   China Unicom Hong Kong, Ltd. ADR.........................    470,600   8,179,028
   China Yurun Food Group, Ltd..............................    817,000   1,037,536
  #Citic Pacific, Ltd.......................................  1,669,000   2,738,998
   CNOOC, Ltd...............................................  1,028,000   2,172,317
  #CNOOC, Ltd. ADR..........................................    104,300  22,075,095
   COSCO Pacific, Ltd.......................................  2,125,818   3,073,085
   Country Garden Holdings Co., Ltd.........................  3,457,000   1,486,460
   CSR Corp., Ltd. Series H.................................  1,005,000     807,873
  #Datang International Power Generation Co., Ltd. Series H.  1,390,000     492,644
  #Dongfang Electric Co., Ltd. Series H.....................    196,000     531,340
   Dongfeng Motor Corp. Series H............................  1,522,000   2,980,719
   ENN Energy Holdings, Ltd.................................    476,000   1,660,035
   Evergrande Real Estate Group, Ltd........................  5,180,000   2,973,770
   Fosun International, Ltd.................................  1,717,441   1,018,736
   GCL-Poly Energy Holdings, Ltd............................  5,633,814   1,452,008
  #Geely Automobile Holdings, Ltd...........................  2,080,000     769,416
   Golden Eagle Retail Group, Ltd...........................    336,000     883,517
   GOME Electrical Appliances Holding, Ltd..................  8,312,000   1,521,218
  *Great Wall Motor Co., Ltd. Series H......................    798,500   1,711,644
   Guangdong Investment, Ltd................................  1,564,000   1,147,562
  #Guangshen Railway Co., Ltd...............................    346,000     128,170
   Guangshen Railway Co., Ltd. Sponsored ADR................     29,254     549,390
   Guangzhou Automobile Group Co., Ltd. Series H............  1,852,259   2,045,096
   Guangzhou R&F Properties Co., Ltd. Series H..............  1,225,600   1,628,002
  *Haier Electronics Group Co., Ltd.........................    324,000     337,196

THE EMERGING MARKETS SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
CHINA -- (Continued)
   Hengan International Group Co., Ltd......................    409,000 $  4,332,276
   Huabao International Holdings, Ltd.......................  1,005,000      515,541
  #Huaneng Power International, Inc. ADR....................     34,452      818,924
   Huaneng Power International, Inc. Series H...............    136,000       80,501
   Industrial & Commercial Bank of China, Ltd. Series H..... 37,226,185   24,686,592
   Jiangsu Express Co., Ltd. Series H.......................    764,000      751,972
  #Jiangxi Copper Co., Ltd. Series H........................    803,000    1,933,186
   Kingboard Chemical Holdings, Ltd.........................    707,851    1,977,442
   Kunlun Energy Co., Ltd...................................  1,704,000    2,981,628
   Lenovo Group, Ltd........................................  3,241,278    3,095,562
   Longfor Properties Co., Ltd..............................    942,000    1,492,936
  #Maanshan Iron & Steel Co., Ltd. Series H.................  1,620,000      453,471
   Metallurgical Corp of China, Ltd. Series H...............  2,646,000      584,028
 #*Minmetals Resources, Ltd.................................    388,000      197,697
   Nine Dragons Paper Holdings, Ltd.........................  1,905,000    1,561,725
   Parkson Retail Group, Ltd................................    841,500      933,396
   PetroChina Co., Ltd. ADR.................................    141,210   21,014,872
  #PICC Property & Casualty Co., Ltd. Series H..............  1,400,000    1,741,400
   Ping An Insurance Group Co. of China, Ltd. Series H......  1,116,500    9,273,943
   Renhe Commercial Holdings Co., Ltd.......................  6,728,000      387,492
  *Sany Heavy Equipment International Holdings Co., Ltd.....    477,000      364,167
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.    752,000      862,361
   Shanghai Electric Group Co., Ltd. Series H...............  2,392,000    1,197,572
   Shanghai Industrial Holdings, Ltd........................    701,274    2,330,723
   Shimao Property Holdings, Ltd............................  1,956,371    2,564,817
   Sino-Ocean Land Holdings, Ltd............................  2,261,500    1,048,977
   Sinopec Shanghai Petrochemical Co., Ltd. Series H........    952,000      332,894
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR...      6,545      225,999
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H........    888,000      202,578
   Sinopharm Group Co., Ltd. Series H.......................    444,400    1,152,311
   Soho China, Ltd..........................................  2,899,263    2,247,500
   Tencent Holdings, Ltd....................................    700,600   21,935,413
  #Tingyi (Cayman Islands) Holding Corp.....................  1,112,000    2,961,735
  #Tsingtao Brewery Co., Ltd. Series H......................    170,000    1,028,396
  *Uni-President China Holdings, Ltd........................    349,000      316,149
   Want Want China Holdings, Ltd............................  2,752,000    3,373,267
  #Weichai Power Co., Ltd. Series H.........................    227,000    1,059,660
   Wumart Stores, Inc. Series H.............................     66,000      151,378
  *Xinjiang Goldwind Science & Technology Co., Ltd. Series H    299,000      147,209
   Yanzhou Coal Mining Co., Ltd.............................     76,000      159,178
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR..............    105,796    2,240,759
   Zhaojin Mining Industry Co., Ltd. Series H...............    485,000      673,814
   Zhejiang Expressway Co., Ltd. Series H...................    876,000      627,878
   Zhongsheng Group Holdings, Ltd...........................    231,000      456,314
   Zhuzhou CSR Times Electric Co., Ltd. Series H............    243,000      683,481
  #Zijin Mining Group Co., Ltd. Series H....................  3,153,000    1,025,863
  *Zoomlion Heavy Industry Science and Technology Co., Ltd.
    Series H................................................    488,400      724,601
   ZTE Corp. Series H.......................................    460,838    1,112,620
                                                                        ------------
TOTAL CHINA.................................................             418,100,648
                                                                        ------------
COLOMBIA -- (0.5%)
   Bancolombia SA Sponsored ADR.............................     64,224    4,356,314
  #Ecopetrol SA Sponsored ADR...............................    141,734    9,170,190
                                                                        ------------
TOTAL COLOMBIA..............................................              13,526,504
                                                                        ------------
CZECH REPUBLIC -- (0.4%)
   CEZ A.S..................................................    184,371    7,433,080
   Komercni Banka A.S.......................................     14,663    2,693,862
  *Philip Morris CR A.S.....................................        168       97,598
   Telefonica Czech Republic A.S............................    142,100    2,867,717

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  SHARES    VALUE++
                                                                  ------- -----------
CZECH REPUBLIC -- (Continued)
  *Unipetrol A.S.................................................   1,147 $    10,592
                                                                          -----------
TOTAL CZECH REPUBLIC.............................................          13,102,849
                                                                          -----------
EGYPT -- (0.1%)
  *Commercial International Bank Egypt S.A.E. Sponsored GDR...... 182,687     743,828
  *Egyptian Financial Group-Hermes Holding GDR...................     563       2,501
   Orascom Construction Industries GDR...........................  41,566   1,833,321
  *Orascom Telecom Holding S.A.E. GDR............................ 246,435     689,847
  *Orascom Telecom Media & Technology Holding S.A.E. GDR......... 246,435     274,159
                                                                          -----------
TOTAL EGYPT......................................................           3,543,656
                                                                          -----------
HUNGARY -- (0.4%)
  *EGIS Pharmaceuticals P.L.C....................................   1,039      69,369
   ELMU NYRT.....................................................     133      12,598
   Magyar Telekom Telecommunications P.L.C....................... 296,916     746,900
 #*MOL Hungarian Oil & Gas P.L.C.................................  42,653   3,526,338
  #OTP Bank P.L.C................................................ 237,504   4,163,375
   Richter Gedeon NYRT...........................................  13,851   2,393,654
   Tisza Chemical Group P.L.C....................................  24,314     231,264
                                                                          -----------
TOTAL HUNGARY....................................................          11,143,498
                                                                          -----------
INDIA -- (7.7%)
   ACC, Ltd......................................................  43,053   1,008,066
   Adani Enterprises, Ltd........................................ 140,472     746,411
  *Adani Power, Ltd.............................................. 459,932     559,148
   Aditya Birla Nuvo, Ltd........................................  33,850     596,988
   Allahabad Bank, Ltd........................................... 168,800     529,523
   Ambuja Cements, Ltd........................................... 859,949   2,450,905
  *Andhra Bank, Ltd..............................................  59,863     132,092
  *Apollo Hospitals Enterprise, Ltd..............................  46,407     554,633
   Asea Brown Boveri India, Ltd..................................  44,468     687,878
  *Ashok Leyland, Ltd............................................ 667,374     406,853
   Asian Paints, Ltd.............................................  29,464   1,962,370
   Axis Bank, Ltd................................................ 227,042   4,750,493
   Bajaj Auto, Ltd...............................................  88,932   2,731,360
   Bajaj Finserv, Ltd............................................  33,885     471,749
   Bajaj Holdings & Investment, Ltd..............................  24,719     394,509
   Bank of India.................................................  77,206     515,970
   Bharat Electronics, Ltd.......................................  13,836     387,006
   Bharat Forge, Ltd.............................................  64,036     391,654
   Bharat Heavy Electricals, Ltd................................. 330,016   1,399,632
   Bharat Petroleum Corp., Ltd...................................  74,031     940,084
   Bharti Airtel, Ltd............................................ 867,263   5,096,519
   Bhushan Steel, Ltd............................................  25,633     209,955
  *Biocon, Ltd...................................................  21,170      96,531
   Bosch, Ltd....................................................  13,445   2,211,828
   Cadila Healthcare, Ltd........................................  25,295     349,116
  *Cairn India, Ltd.............................................. 401,975   2,634,530
   Canara Bank...................................................  69,294     571,338
   Central Bank of India.........................................  31,634      58,989
   Cipla, Ltd.................................................... 354,995   2,098,213
   Colgate-Palmolive (India), Ltd................................  21,434     450,589
   Container Corp. of India......................................  21,756     364,185
   Coromandel International, Ltd.................................  44,218     214,476
   Corporation Bank..............................................   6,356      49,130
   Crisil, Ltd...................................................   6,575     129,387
   Crompton Greaves, Ltd......................................... 169,046     418,809
   Cummins India, Ltd............................................  42,903     392,677
   Dabur India, Ltd.............................................. 495,434   1,049,498
  *Dish TV (India), Ltd.......................................... 218,853     248,257

THE EMERGING MARKETS SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
INDIA -- (Continued)
   Divi's Laboratories, Ltd.................................    33,413 $   542,183
   DLF, Ltd.................................................   317,695   1,126,294
   Dr. Reddy's Laboratories, Ltd............................    22,080     738,760
  #Dr. Reddy's Laboratories, Ltd. ADR.......................    83,498   2,824,737
   Engineers India, Ltd.....................................    30,240     145,159
  *Essar Oil, Ltd...........................................   217,316     223,980
   Exide Industries, Ltd....................................   131,662     321,935
  *Federal Bank, Ltd........................................    83,714     668,115
   GAIL India, Ltd..........................................   102,223     638,558
   GAIL India, Ltd. Sponsored GDR...........................    28,791   1,083,187
  *Gillette India, Ltd......................................     2,685     131,178
   GlaxoSmithKline Consumer Healthcare, Ltd.................     6,584     349,072
   GlaxoSmithKline Pharmaceuticals, Ltd.....................    24,027     968,823
   Glenmark Pharmaceuticals, Ltd............................   101,902     629,646
  *GMR Infrastructure, Ltd..................................   684,313     347,836
   Godrej Consumer Products, Ltd............................    58,902     601,582
   Grasim Industries, Ltd...................................     6,300     305,976
  *Havells India, Ltd.......................................    13,283     140,210
   HCL Technologies, Ltd....................................   177,470   1,721,840
   HDFC Bank, Ltd........................................... 1,530,370  15,759,729
   Hero Honda Motors, Ltd. Series B.........................    89,012   3,767,762
   Hindalco Industries, Ltd.................................   862,663   1,966,267
   Hindustan Petroleum Corp, Ltd............................    43,201     247,407
   Hindustan Unilever, Ltd..................................   894,265   7,031,310
   ICICI Bank, Ltd. Sponsored ADR...........................   306,356  10,382,405
   IDBI Bank, Ltd...........................................   346,191     666,833
  *Idea Cellular, Ltd.......................................   805,036   1,199,614
   Indian Bank..............................................   126,858     547,144
   Indian Oil Corp., Ltd....................................   205,284   1,031,422
   Indian Overseas Bank.....................................    62,877     103,971
   IndusInd Bank, Ltd.......................................    51,381     324,502
   Infosys, Ltd.............................................   214,112   9,928,308
  #Infosys, Ltd. Sponsored ADR..............................   138,225   6,544,954
   Infrastructure Development Finance Co., Ltd..............   601,656   1,373,421
   ITC, Ltd................................................. 2,298,662  10,699,022
   Jaiprakash Associates, Ltd............................... 1,336,264   1,886,700
  *Jaiprakash Power Ventures, Ltd...........................   432,110     331,080
   Jindal Steel & Power, Ltd................................   373,815   3,573,689
   JSW Energy, Ltd..........................................   454,354     425,510
   JSW Steel, Ltd...........................................   124,632   1,634,264
   Kotak Mahindra Bank, Ltd.................................   170,165   1,873,766
   Larsen & Toubro, Ltd.....................................   211,722   4,908,917
   LIC Housing Finance, Ltd.................................    53,635     265,002
   Lupin, Ltd...............................................   146,419   1,540,422
   Mahindra & Mahindra, Ltd.................................   298,575   4,002,961
   Mangalore Refinery & Petrochemicals, Ltd.................   399,619     471,979
   Marico, Ltd..............................................   116,346     393,669
   Maruti Suzuki India, Ltd.................................    97,051   2,527,535
  *Motherson Sumi Systems, Ltd..............................    24,479      82,984
   Mphasis, Ltd.............................................    48,788     340,970
   Mundra Port & Special Economic Zone, Ltd.................   223,856     539,471
   National Aluminium Co., Ltd..............................   104,051     117,162
   Nestle India, Ltd........................................     3,731     331,162
  *NHPC, Ltd................................................ 1,662,928     596,981
   NTPC, Ltd................................................   312,039     960,526
  *Oberoi Realty, Ltd.......................................     1,848       9,479
   Oil & Natural Gas Corp., Ltd.............................   699,873   3,591,278
   Oil India, Ltd...........................................    53,082     458,359
  *Oracle Financial Services Software, Ltd..................    16,856     838,235
   Oriental Bank of Commerce................................    85,829     376,703
   Pantaloon Retail India, Ltd..............................     2,667       9,393

THE EMERGING MARKETS SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
INDIA -- (Continued)
  *Patni Computer Systems, Ltd..............................     11,247 $    108,176
   Petronet LNG, Ltd........................................    128,888      337,607
  *Pidilite Industries, Ltd.................................     43,155      150,318
   Piramal Healthcare, Ltd..................................     58,908      492,147
   Power Grid Corp. of India, Ltd...........................    741,612    1,571,731
   Proctor & Gamble Hygiene & Health Care, Ltd..............      7,710      299,774
   Ranbaxy Laboratories, Ltd................................    131,027    1,247,040
   Reliance Capital, Ltd....................................     97,310      606,112
   Reliance Communications, Ltd.............................    523,134      744,840
   Reliance Energy, Ltd.....................................    111,967    1,117,339
   Reliance Industries, Ltd.................................  1,432,266   20,202,207
  *Reliance Power, Ltd......................................    421,833      858,284
   Rural Electrification Corp., Ltd.........................     47,495      187,879
  *Satyam Computer Services, Ltd............................    401,693      588,636
   Sesa Goa, Ltd............................................    563,951    2,017,619
   Shree Cement, Ltd........................................      4,254      227,072
   Shriram Transport Finance Co., Ltd.......................     76,457      827,920
  *SJVN, Ltd................................................    166,024       60,689
   State Bank of India......................................     91,811    3,709,641
   Steel Authority of India, Ltd............................    287,294      515,159
   Sterlite Industries (India), Ltd.........................  1,725,980    3,493,259
   Sun Pharmaceuticals Industries, Ltd......................    333,183    3,823,358
   Sun TV Network, Ltd......................................     22,700      123,346
  *Suzlon Energy, Ltd.......................................    185,547       79,877
   Tata Chemicals, Ltd......................................     85,384      546,770
   Tata Consultancy Services, Ltd...........................    481,215   11,380,070
   Tata Motors, Ltd.........................................    679,237    4,065,647
 #*Tata Motors, Ltd. Sponsored ADR..........................     55,981    1,665,435
   Tata Power Co., Ltd......................................    975,200    1,952,852
   Tata Steel, Ltd..........................................    232,042    2,035,441
   Tata Tea, Ltd............................................    245,594      546,272
   Tech Mahindra, Ltd.......................................     15,427      205,807
   Titan Industries, Ltd....................................    114,316      504,693
   Torrent Power, Ltd.......................................     69,393      269,303
   Ultratech Cement, Ltd....................................     35,854      965,767
  *Unitech, Ltd.............................................  1,144,527      576,610
   United Breweries, Ltd....................................     33,290      339,799
   United Phosphorus, Ltd...................................    135,349      298,051
   United Spirits, Ltd......................................     49,680      733,935
   Videsh Sanchar Nigam, Ltd................................     36,123      163,862
   Wipro, Ltd...............................................    480,402    3,694,819
   Yes Bank, Ltd............................................    161,542    1,065,890
   Zee Entertainment Enterprises, Ltd.......................    315,164      752,635
                                                                        ------------
TOTAL INDIA.................................................             230,586,378
                                                                        ------------
INDONESIA -- (2.8%)
   PT Adaro Energy Tbk...................................... 12,163,000    2,450,883
   PT Aneka Tambang Persero Tbk.............................    960,000      179,320
   PT Astra Agro Lestari Tbk................................    317,000      734,554
   PT Astra International Tbk...............................  1,995,561   15,367,354
   PT Bank Central Asia Tbk.................................  9,187,000    7,978,009
   PT Bank Danamon Indonesia Tbk............................  3,627,079    2,204,728
   PT Bank Mandiri Persero Tbk..............................  7,425,617    5,954,975
   PT Bank Negara Indonesia Persero Tbk.....................  6,443,722    2,811,024
  *PT Bank Pan Indonesia Tbk................................  8,354,000      778,624
   PT Bank Rakyat Indonesia Persero Tbk.....................  8,021,000    5,774,582
   PT Bayan Resources Tbk...................................     77,500      136,888
   PT Bumi Resources Tbk.................................... 10,032,000    2,202,849
  *PT Bumi Serpong Damai Tbk................................  5,200,500      804,897
  *PT Charoen Pokphand Indonesia Tbk........................  5,024,000    1,494,773
  *PT Global Mediacom Tbk...................................  3,707,500      668,188

THE EMERGING MARKETS SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
INDONESIA -- (Continued)
   PT Gudang Garam Tbk......................................   388,000 $ 2,491,803
  *PT Harum Energy Tbk......................................    79,500      61,592
   PT Indo Tambangraya Megah Tbk............................   252,000   1,087,595
   PT Indocement Tunggal Prakarsa Tbk....................... 1,063,500   2,082,468
   PT Indofood Sukses Makmur Tbk............................ 3,792,500   1,992,874
   PT Indosat Tbk...........................................   738,500     387,972
   PT Indosat Tbk ADR.......................................     1,674      44,143
  *PT Jasa Marga Persero Tbk................................ 1,362,000     790,331
   PT Kalbe Farma Tbk....................................... 3,036,000   1,325,481
   PT Media Nusantara Citra Tbk............................. 2,911,000     710,767
  *PT Panasia Indosyntec Tbk................................    75,100       2,227
   PT Perusahaan Gas Negara Persero Tbk..................... 6,775,000   2,460,174
   PT Semen Gresik Persero Tbk.............................. 2,453,500   3,233,644
   PT Sinar Mas Agro Resources & Technology Tbk............. 1,116,500     751,743
   PT Tambang Batubara Bukit Asam Persero Tbk...............   520,500   1,041,861
   PT Telekomunikasi Indonesia Persero Tbk.................. 9,116,140   8,405,692
   PT Unilever Indonesia Tbk................................ 1,541,500   3,325,290
   PT United Tractors Tbk................................... 1,206,196   3,869,356
   PT Vale Indonesia Tbk.................................... 2,957,000     993,127
  *PT XL Axiata Tbk......................................... 1,513,500     887,943
                                                                       -----------
TOTAL INDONESIA.............................................            85,487,731
                                                                       -----------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd...................................        --           3
  *Koor Industries, Ltd.....................................         1           8
   Osem Investments, Ltd....................................         1           8
                                                                       -----------
TOTAL ISRAEL................................................                    19
                                                                       -----------
MALAYSIA -- (3.6%)
   Affin Holdings Berhad....................................   318,200     322,266
   AirAsia Berhad...........................................   866,300     950,454
   Alliance Financial Group Berhad..........................   982,400   1,277,936
   AMMB Holdings Berhad..................................... 1,226,959   2,530,937
   Axiata Group Berhad...................................... 2,221,275   3,897,527
   Batu Kawan Berhad........................................    32,500     201,583
   Berjaya Corp. Berhad.....................................   778,400     205,415
  *Berjaya Land Berhad......................................    95,000      26,348
   Berjaya Sports Toto Berhad...............................   709,264   1,011,455
   Boustead Holdings Berhad.................................   359,386     619,932
   British American Tobacco Malaysia Berhad.................   135,500   2,484,811
   CIMB Group Holdings Berhad............................... 3,992,654   9,756,875
   Dialog Group Berhad......................................   942,400     702,188
   DiGi.Com Berhad.......................................... 3,294,620   4,384,628
   DRB-Hicom Berhad.........................................   643,900     540,429
   Fraser & Neave Holdings Berhad...........................    61,000     383,395
   Gamuda Berhad............................................ 1,296,600   1,520,846
   Genting (Malaysia) Berhad................................ 2,820,500   3,570,608
   Genting Berhad........................................... 1,994,000   6,796,657
   Genting Plantations Berhad...............................   213,900     662,962
   Hong Leong Bank Berhad...................................   592,860   2,392,936
   Hong Leong Financial Group Berhad........................   205,729     810,399
   IJM Corp. Berhad......................................... 1,165,260   2,103,686
   IOI Corp. Berhad......................................... 3,106,605   5,349,738
   Kuala Lumpur Kepong Berhad...............................   443,400   3,458,115
   Kulim (Malaysia) Berhad..................................   391,800     546,433
   Lafarge Malayan Cement Berhad............................   259,580     615,452
   Malayan Banking Berhad................................... 2,451,493   6,981,417
   Malaysia Airports Holdings Berhad........................   164,000     313,412
  *Malaysian Airlines System Berhad.........................   751,834     302,829
   Maxis Berhad.............................................   850,300   1,718,125
   MISC Berhad.............................................. 1,391,098   2,200,839

THE EMERGING MARKETS SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
MALAYSIA -- (Continued)
   MMC Corp. Berhad.........................................  1,092,100 $    948,563
   Nestle (Malaysia) Berhad.................................    204,500    3,734,873
   Parkson Holdings Berhad..................................    385,420      662,968
  *Petronas Chemicals Group Berhad..........................    498,100    1,072,434
   Petronas Dagangan Berhad.................................    257,600    1,649,074
   Petronas Gas Berhad......................................    475,500    2,634,428
   Pharmaniaga Berhad.......................................      5,452        7,946
   PPB Group Berhad.........................................    382,900    2,115,942
   Public Bank Berhad.......................................     67,739      306,306
   Public Bank Berhad Foreign Market Shares.................  1,039,201    4,692,019
   RHB Capital Berhad.......................................    573,753    1,394,453
   Shell Refining Co. Federation of Malaysia Berhad.........    133,700      453,891
   Sime Darby Berhad........................................  2,342,720    7,528,637
   Telekom Malaysia Berhad..................................    957,700    1,700,099
   Tenaga Nasional Berhad...................................  2,467,050    5,237,907
  *UEM Land Holdings Berhad.................................  1,000,937      663,036
   UMW Holdings Berhad......................................    475,466    1,231,938
  *United Plantations Berhad................................     23,700      202,968
   YTL Corp. Berhad.........................................  5,279,425    2,823,395
   YTL Power International Berhad...........................  1,303,440      739,367
                                                                        ------------
TOTAL MALAYSIA..............................................             108,440,877
                                                                        ------------
MEXICO -- (5.6%)
   Alfa S.A.B. de C.V. Series A.............................    240,887    3,446,143
   America Movil S.A.B. de C.V. Series L.................... 33,690,314   45,003,356
   America Movil S.A.B. de C.V. Series L ADR................     22,528      600,371
   Arca Continental S.A.B. de C.V...........................    349,300    1,776,808
  *Cementos de Mexico S.A.B de C.V. Series B................    301,238      217,847
 #*Cemex S.A.B. de C.V. Sponsored ADR.......................    911,134    6,587,499
  #Coca-Cola Femsa S.A.B. de C.V. Series L..................    298,900    3,170,289
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B..     23,500       49,847
  *Corporacion Interamericana de Entramiento S.A.B. de C.V.
    Series B................................................     15,827        7,472
  #El Puerto de Liverpool S.A.B. de C.V. Series C-1.........    109,400      872,533
   Fomento Economico Mexicano S.A.B. de C.V.................  2,109,900   17,135,512
  *Genomma Lab Internacional S.A.B. de C.V. Series B........    264,900      467,736
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR......      3,339      129,253
  *Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.......      3,831      313,797
  #Grupo Carso S.A.B. de C.V. Series A-1....................    639,132    2,158,906
  *Grupo Comercial Chedraui S.A. de C.V.....................     20,800       54,100
  #Grupo Elektra S.A. de C.V................................     88,187    5,413,373
   Grupo Financiero Banorte S.A.B. de C.V. Series O.........  1,473,229    7,125,271
   Grupo Financiero Inbursa S.A.B. de C.V. Series O.........  1,863,628    4,098,967
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.........  1,538,500    3,670,871
   Grupo Industrial Maseca S.A.B. de C.V. Series B..........    218,346      271,551
  #Grupo Mexico S.A.B. de C.V. Series B.....................  3,938,416   12,136,391
  #Grupo Modelo S.A.B. de C.V. Series C.....................    731,750    5,206,984
  *Grupo Qumma S.A. de C.V. Series B........................      1,591           22
   Grupo Televisa S.A.B.....................................  1,704,800    7,479,633
   Grupo Televisa S.A.B. Sponsored ADR......................    128,240    2,817,433
  *Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V...........................................  2,373,426    4,482,305
  *Industrias CH S.A.B. de C.V. Series B....................     31,300      142,011
  #Industrias Penoles S.A.B. de C.V.........................     99,638    4,668,302
  *Inmuebles Carso S.A.B. de C.V. Series B-1................        132          117
  #Kimberly Clark de Mexico S.A.B. de C.V. Series A.........  1,823,400    3,720,725
  #Mexichem S.A.B. de C.V. Series *.........................    482,046    1,796,670
  *Minera Frisco S.A.B. de C.V. Series A-1..................    785,532    3,400,005
  *OHL Mexico S.A.B. de C.V.................................     13,000       20,559
  *Organizacion Soriana S.A.B. de C.V. Series B.............  1,112,075    3,160,538
  *Savia S.A. de C.V. Series A..............................    120,000        7,370
   Wal-Mart de Mexico S.A.B. de C.V. Series V...............  6,153,180   17,596,103
                                                                        ------------
TOTAL MEXICO................................................             169,206,670
                                                                        ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
PERU -- (0.5%)
   Cia de Minas Buenaventura S.A. ADR.......................   122,356 $ 5,049,632
   Credicorp, Ltd...........................................    70,822   9,271,308
                                                                       -----------
TOTAL PERU..................................................            14,320,940
                                                                       -----------
PHILIPPINES -- (1.0%)
   Aboitiz Equity Ventures, Inc............................. 1,519,900   1,830,965
   Aboitiz Power Corp....................................... 1,446,200   1,162,118
   Alliance Global Group, Inc............................... 4,704,700   1,371,003
   Ayala Corp. Series A.....................................   235,815   2,396,726
   Ayala Land, Inc.......................................... 4,735,418   2,395,523
   Bank of the Philippine Islands........................... 1,747,004   3,039,573
   BDO Unibank, Inc......................................... 1,106,768   1,730,607
  *DMCI Holdings, Inc.......................................   537,200     756,571
   Energy Development Corp.................................. 5,051,600     704,101
  *Filipina Water Bottling Corp............................. 2,006,957          --
   Globe Telecom, Inc.......................................    25,265     670,707
  *International Container Terminal Services, Inc...........   705,590   1,132,187
  *JG Summit Holdings, Inc..................................    16,000      12,605
   Jollibee Foods Corp......................................   261,130     692,114
   Manila Electric Co.......................................   160,930   1,002,126
   Metro Bank & Trust Co....................................   881,923   1,901,213
   Metro Pacific Investments Corp........................... 1,672,000     177,201
   Philippine Long Distance Telephone Co....................    42,445   2,597,008
  *Rockwell Land............................................    82,074      20,956
   San Miguel Corp..........................................   413,770   1,099,494
   SM Investments Corp......................................   122,880   2,026,097
   SM Prime Holdings, Inc................................... 2,711,168   1,071,136
   Universal Robina Corp....................................   758,000   1,164,616
                                                                       -----------
TOTAL PHILIPPINES...........................................            28,954,647
                                                                       -----------
POLAND -- (1.3%)
   Asseco Poland SA.........................................     9,607     143,011
   Bank Handlowy w Warszawie SA.............................    37,967     913,338
   Bank Millennium SA.......................................   701,813     923,091
   Bank Pekao SA............................................   113,393   5,350,770
  *BRE Bank SA..............................................    11,536   1,057,774
   Browary Zywiec SA........................................    12,668   2,308,764
  *Cyfrowy Polsat SA........................................    68,869     304,030
   Enea SA..................................................    19,827     104,692
   Eurocash SA..............................................    42,530     519,188
  *Get Bank SA.............................................. 1,028,245     619,562
  *Grupa Lotos SA...........................................    38,603     346,904
   ING Bank Slaski SA.......................................    23,913     613,708
  *Kernel Holding SA........................................    37,511     827,680
   KGHM Polska Miedz SA.....................................   107,907   4,771,305
   Kredyt Bank SA...........................................    65,825     284,350
  *LPP SA...................................................       262     236,200
  *Lubelski Wegiel Bogdanka SA..............................    20,885     841,949
   PGE SA...................................................   488,517   2,924,105
  *Polski Koncern Naftowy Orlen SA..........................   311,446   3,633,472
   Polskie Gornictwo Naftowe I Gazownictwo SA...............   990,853   1,283,309
   Powszechna Kasa Oszczednosci Bank Polski SA..............   295,853   3,173,165
  *Powszechny Zaklad Ubezpieczen SA.........................    35,918   3,634,315
   Synthos SA...............................................   400,252     773,536
  *Tauron Polska Energia SA.................................    96,649     143,361
   Telekomunikacja Polska SA................................   591,537   3,093,302
   TVN SA...................................................    67,801     206,289
                                                                       -----------
TOTAL POLAND................................................            39,031,170
                                                                       -----------

THE EMERGING MARKETS SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
RUSSIA -- (4.2%)
   Federal Hydrogenerating Co. ADR..........................   939,693 $  3,269,533
   Gazprom OAO Sponsored ADR................................ 4,226,507   48,951,667
   Gazpromneft JSC Sponsored ADR............................    67,194    1,664,453
   Lukoil OAO Sponsored ADR.................................   376,321   23,151,730
  *Magnitogorsk Iron & Steel Works Sponsored GDR............    99,194      526,317
 #*Mechel Sponsored ADR.....................................   148,041    1,286,476
   MMC Norilsk Nickel JSC ADR...............................   532,268    9,468,893
   Novolipetsk Steel OJSC GDR...............................    83,762    1,818,542
   Novorossiysk Sea Trade Port GDR..........................    30,796      258,926
  *PIK Group GDR............................................    36,593       84,525
   Rosneft Oil Co. GDR...................................... 1,491,147   10,677,377
  *Sberbank of Russia Sponsored ADR.........................   121,801    1,577,607
   Severstal OAO GDR........................................   131,212    1,784,764
   Surgutneftegas Sponsored ADR.............................   544,495    5,453,796
   Tatneft Sponsored ADR....................................    96,742    3,591,003
   TMK OAO GDR..............................................    48,157      647,195
   Uralkali OJSC GDR........................................   189,739    7,179,785
   VimpelCom, Ltd. Sponsored ADR............................    70,835      721,809
   VTB Bank OJSC GDR........................................   900,848    3,777,893
  *X5 Retail Group NV GDR...................................    59,942    1,516,510
                                                                       ------------
TOTAL RUSSIA................................................            127,408,801
                                                                       ------------
SOUTH AFRICA -- (7.6%)
   ABSA Group, Ltd..........................................   365,243    7,436,351
   African Bank Investments, Ltd............................   601,198    3,016,859
   African Rainbow Minerals, Ltd............................   105,298    2,429,214
  #Anglo American Platinum Corp., Ltd.......................    64,638    4,199,787
  #AngloGold Ashanti, Ltd. Sponsored ADR....................   238,137    8,187,150
   ArcelorMittal South Africa, Ltd..........................   236,779    1,794,277
   Aspen Pharmacare Holdings, Ltd...........................   199,515    3,227,544
   Assore, Ltd..............................................    25,020      851,327
   Barloworld, Ltd..........................................   239,472    2,984,448
   Bidvest Group, Ltd.......................................   203,155    4,825,504
   Capitec Bank Holdings, Ltd...............................    19,592      559,584
   Discovery Holdings, Ltd..................................   357,805    2,367,222
   Exxaro Resources, Ltd....................................    90,725    2,419,879
   FirstRand, Ltd........................................... 2,114,652    6,878,129
   Foschini Group, Ltd. (The)...............................   133,311    2,208,857
   Gold Fields, Ltd. Sponsored ADR..........................   564,283    7,262,322
   Growthpoint Properties, Ltd..............................   764,019    2,040,706
   Harmony Gold Mining Co., Ltd.............................   132,269    1,300,277
   Harmony Gold Mining Co., Ltd. Sponsored ADR..............   331,569    3,216,219
   Impala Platinum Holdings, Ltd............................   478,692    9,134,549
   Imperial Holdings, Ltd...................................   147,397    3,217,614
   Investec, Ltd............................................   201,291    1,163,827
   Kumba Iron Ore, Ltd......................................    56,767    4,019,417
   Liberty Holdings, Ltd....................................   155,216    1,765,985
   Life Healthcare Group Holdings, Ltd......................   603,026    2,073,349
   Massmart Holdings, Ltd...................................    64,161    1,372,743
   Mediclinic International, Ltd............................   226,494    1,144,927
   MMI Holdings, Ltd........................................ 1,197,522    2,704,302
   Mondi, Ltd...............................................   104,068      960,565
   Mr. Price Group, Ltd.....................................   196,133    2,638,151
   MTN Group, Ltd........................................... 1,584,640   27,223,049
   Naspers, Ltd. Series N...................................   304,989   18,368,740
   Nedbank Group, Ltd.......................................   157,800    3,435,194
   Network Healthcare Holdings, Ltd.........................   642,707    1,162,573
   Pick'n Pay Stores, Ltd...................................   244,318    1,431,199
   Pretoria Portland Cement Co., Ltd........................   591,367    2,352,279
   PSG Group, Ltd...........................................    68,962      524,643
   Sanlam, Ltd.............................................. 1,508,087    6,478,269

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SOUTH AFRICA -- (Continued)
  *Sappi, Ltd. Sponsored ADR................................     1,300 $      4,589
   Sasol, Ltd. Sponsored ADR................................   621,195   29,463,279
   Shoprite Holdings, Ltd...................................   431,054    7,424,130
   Spar Group, Ltd. (The)...................................   109,981    1,720,123
   Standard Bank Group, Ltd.................................   948,719   13,925,268
 #*Steinhoff International Holdings, Ltd.................... 1,077,927    3,933,503
   Telkom South Africa, Ltd.................................    11,594       35,860
   Tiger Brands, Ltd........................................    92,531    3,398,147
   Truworths International, Ltd.............................   288,242    3,042,559
  *Tsogo Sun Holdings, Ltd..................................     8,730       20,999
   Vodacom Group, Ltd.......................................   370,100    5,164,459
   Woolworths Holdings, Ltd.................................   499,998    3,136,204
                                                                       ------------
TOTAL SOUTH AFRICA..........................................            229,646,151
                                                                       ------------
SOUTH KOREA -- (13.8%)
   Amorepacific Corp........................................     3,479    3,339,621
   Cheil Industrial, Inc....................................    35,522    3,029,183
   CJ Cheiljedang Corp......................................     6,220    2,054,879
   Daelim Industrial Co., Ltd...............................    21,557    1,984,344
 #*Daewoo Engineering & Construction Co., Ltd...............   125,248    1,040,584
  #Daewoo International Corp................................    38,863    1,121,869
  *Daewoo Securities Co., Ltd...............................   220,281    2,215,783
   Daewoo Shipbuilding & Marine Engineering Co., Ltd........   109,830    3,055,195
  *Dongbu Insurance Co., Ltd................................    29,030    1,156,112
  #Doosan Corp..............................................     7,418      901,299
   Doosan Heavy Industries & Construction Co., Ltd..........    50,399    2,362,822
 #*Doosan Infracore Co., Ltd................................    82,000    1,521,060
   E-Mart Co., Ltd..........................................    18,616    4,417,498
   GS Engineering & Construction Corp.......................    27,320    2,025,432
   GS Holdings Corp.........................................    58,759    3,066,888
   Hana Financial Group, Inc................................   180,031    6,137,463
  #Hankook Tire Manufacturing Co., Ltd......................    82,310    3,472,305
  *Hanwha Chemical Corp.....................................    94,470    1,848,975
  #Honam Petrochemical Corp.................................     9,035    2,158,941
   Hyundai Department Store Co., Ltd........................    10,789    1,517,290
   Hyundai Engineering & Construction Co., Ltd..............    40,788    2,560,339
   Hyundai Glovis Co., Ltd..................................     8,230    1,607,439
   Hyundai Heavy Industries Co., Ltd........................    39,020    9,696,474
  #Hyundai Hysco Co., Ltd...................................    20,954      736,274
   Hyundai Marine & Fire Insurance Co., Ltd.................     9,500      242,838
 #*Hyundai Merchant Marine Co., Ltd.........................    27,211      689,556
   Hyundai Mobis............................................    53,070   14,348,373
   Hyundai Motor Co., Ltd...................................   106,999   25,259,284
  #Hyundai Steel Co.........................................    58,560    5,066,475
   Industrial Bank of Korea, Ltd............................   180,660    1,983,757
   Kangwon Land, Inc........................................   114,660    2,454,659
   KB Financial Group, Inc..................................   193,155    6,535,027
   KB Financial Group, Inc. ADR.............................    73,168    2,482,590
   KCC Corp.................................................     5,799    1,482,932
   KEPCO Engineering & Construction Co., Inc................     4,794      290,039
   Kia Motors Corp..........................................   224,568   16,478,573
  *Korea Electric Power Corp................................   210,090    4,030,359
   Korea Exchange Bank......................................   323,750    2,448,387
   Korea Gas Corp...........................................    13,990      544,623
  *Korea Life Insurance Co., Ltd............................   124,980      753,302
   Korea Zinc Co., Ltd......................................     4,959    1,597,543
  *Korean Air Co., Ltd......................................    26,785    1,049,544
   KT Corp..................................................    70,850    1,837,290
   KT&G Corp................................................   103,590    7,109,207
  #Kumho Petro chemical Co., Ltd............................     6,452      602,099
  #LG Chemical, Ltd.........................................    32,392    8,096,788

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

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SOUTH KOREA -- (Continued)
   LG Corp..................................................   118,265 $  5,985,808
  *LG Display Co., Ltd. ADR.................................   390,619    4,363,214
  #LG Electronics, Inc......................................    97,300    6,003,308
  #LG Household & Healthcare Co., Ltd.......................     5,120    2,681,448
   LG Uplus Corp............................................   259,030    1,279,035
   Lotte Shopping Co., Ltd..................................     8,332    2,582,559
   LS Corp..................................................     4,290      285,823
  *Mando Corp...............................................     7,550    1,202,347
   NCsoft Corp..............................................     9,568    2,467,729
  #NHN Corp.................................................    26,056    5,890,354
  #OCI Co., Ltd.............................................    11,012    2,070,264
   ORION Corp...............................................     2,210    1,750,322
   POSCO....................................................    46,060   15,258,688
  #POSCO ADR................................................    25,311    2,107,141
  #Samsung C&T Corp.........................................   100,930    6,827,881
   Samsung Card Co., Ltd....................................    23,720      726,047
   Samsung Electro-Mechanics Co., Ltd.......................    43,148    4,150,691
   Samsung Electronics Co., Ltd.............................    69,482   85,043,282
   Samsung Electronics Co., Ltd. GDR........................    49,372   30,128,714
   Samsung Engineering Co., Ltd.............................    18,317    3,467,867
   Samsung Fire & Marine Insurance, Ltd.....................    35,022    6,683,463
  #Samsung Heavy Industries Co., Ltd........................   126,000    4,606,590
   Samsung Life Insurance Co., Ltd..........................    24,567    2,168,727
  #Samsung SDI Co., Ltd.....................................    37,340    5,350,482
  *Samsung Securities Co., Ltd..............................    43,067    1,893,774
  #Samsung Techwin Co., Ltd.................................    21,339    1,297,922
   Shinhan Financial Group Co., Ltd.........................   230,726    8,007,663
  #Shinhan Financial Group Co., Ltd. ADR....................    40,746    2,833,477
   Shinsegae Co., Ltd.......................................     6,575    1,440,409
   SK C&C Co., Ltd..........................................     9,384      773,481
   SK Holdings Co., Ltd.....................................    28,989    3,086,301
 #*SK Hynix, Inc............................................   317,470    7,824,820
   SK Innovation Co., Ltd...................................    51,889    7,172,492
   SK Networks Co., Ltd.....................................    77,320      635,736
   SK Telecom Co., Ltd......................................    25,236    3,021,924
  #S-Oil Corp...............................................    42,124    3,611,343
   Woongjin Coway Co., Ltd..................................    26,300      840,384
   Woori Finance Holdings Co., Ltd..........................   289,030    3,023,971
                                                                       ------------
TOTAL SOUTH KOREA...........................................            416,956,795
                                                                       ------------
TAIWAN -- (10.2%)
  #Acer, Inc................................................ 2,349,040    2,677,146
   Advanced Semiconductor Engineering, Inc.................. 3,667,679    3,688,198
  *Advanced Semiconductor Engineering, Inc. ADR.............    68,200      345,774
   Advantech Co., Ltd.......................................   202,200      684,110
  #Asia Cement Corp......................................... 2,217,802    2,656,095
   Asustek Computer, Inc....................................   532,180    5,346,050
  #AU Optronics Corp........................................ 3,356,873    1,510,501
   AU Optronics Corp. Sponsored ADR.........................   295,728    1,327,819
  #Catcher Technology Co., Ltd..............................   302,429    1,920,188
  #Cathay Financial Holdings Co., Ltd....................... 4,740,572    4,983,712
   Chang Hwa Commercial Bank................................ 2,506,610    1,382,024
  #Cheng Shin Rubber Industry Co., Ltd...................... 1,399,783    3,470,048
   Chicony Electronics Co., Ltd.............................   315,571      612,498
  *Chimei Innolux Corp...................................... 4,297,818    1,769,317
   China Airlines, Ltd...................................... 2,142,536      829,261
  #China Development Financial Holding Corp................. 6,871,121    1,728,762
   China Life Insurance Co., Ltd............................ 1,269,020    1,125,161
  *China Motor Co., Ltd.....................................   649,000      533,693
   China Petrochemical Development Corp..................... 1,366,500    1,372,063
  #China Steel Corp......................................... 9,488,159    9,419,659

                                      40

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
TAIWAN -- (Continued)
   Chinatrust Financial Holdings Co., Ltd................... 7,684,300 $ 4,870,940
  *Chunghwa Telecom Co., Ltd................................    66,000     206,370
   Chunghwa Telecom Co., Ltd. ADR...........................   226,956   7,031,097
   Clevo Co., Ltd...........................................    63,000      97,794
 #*Compal Communications, Inc...............................    86,000     120,450
   Compal Electronics, Inc.................................. 3,781,541   4,329,253
   CTCI Corp................................................   155,000     298,416
   Delta Electronics, Inc................................... 1,812,366   5,353,312
   E.Sun Financial Holding Co., Ltd......................... 4,408,616   2,327,299
  #Epistar Corp.............................................   645,000   1,556,430
   Eva Airways Corp......................................... 1,301,600     777,984
   Evergreen Marine Corp., Ltd.............................. 1,716,249   1,006,003
  #Far Eastern Department Stores Co., Ltd...................   697,956     747,736
   Far Eastern New Century Corp............................. 3,166,206   3,554,707
   Far EasTone Telecommunications Co., Ltd.................. 1,003,000   2,170,391
   Farglory Land Development Co., Ltd.......................   251,229     462,161
   First Financial Holding Co., Ltd......................... 6,156,052   3,668,290
   Formosa Chemicals & Fiber Co., Ltd....................... 3,322,445   9,589,751
  #Formosa International Hotels Corp........................    26,000     351,007
 #*Formosa Petrochemical Corp...............................   798,000   2,471,198
   Formosa Plastics Corp.................................... 4,070,648  11,513,425
   Formosa Taffeta Co., Ltd.................................   820,000     772,292
  #Foxconn Technology Co., Ltd..............................   731,494   2,560,222
   Fubon Financial Holding Co., Ltd......................... 5,151,009   5,329,096
   Giant Manufacturing Co., Ltd.............................   203,506   1,017,575
   Highwealth Construction Corp.............................   309,000     515,250
  *Hiwin Technologies Corp..................................   111,000   1,043,396
   Hon Hai Precision Industry Co., Ltd...................... 6,378,096  19,150,133
  #Hotai Motor Co., Ltd.....................................   298,000   1,886,088
  #HTC Corp.................................................   581,235   8,724,492
   Hua Nan Financial Holding Co., Ltd....................... 5,475,400   3,022,505
  *Inotera Memories, Inc.................................... 1,538,000     398,917
   Inventec Corp............................................ 1,845,358     706,477
   Kinsus Interconnect Technology Corp......................   200,000     624,627
  #Largan Precision Co., Ltd................................    67,860   1,068,789
  #LCY Chemical Corp........................................   338,380     519,747
   Lite-On Technology Corp.................................. 1,812,846   2,203,135
  #Macronix International Co., Ltd.......................... 3,959,825   1,300,488
  #Media Tek, Inc...........................................   749,995   6,461,532
   Mega Financial Holding Co., Ltd.......................... 5,598,640   4,401,759
   Nan Ya Plastic Corp...................................... 5,377,564  11,033,718
   Nan Ya Printed Circuit Board Corp........................   206,968     385,413
  #Nankang Rubber Tire Co., Ltd.............................   316,000     461,674
  #Novatek Microelectronics Corp............................   304,000     914,974
 #*Oriental Union Chemical Corp.............................   360,000     438,076
   Pegatron Corp............................................ 1,249,345   1,797,188
   Pou Chen Corp............................................ 2,386,487   2,038,575
  #Powertech Technology, Inc................................   552,819     937,537
  #President Chain Store Corp...............................   576,831   3,082,917
   Quanta Computer, Inc..................................... 1,769,000   4,628,698
  *Radiant Opto-Electronics Corp............................   312,000   1,301,632
  #Ruentex Development Co., Ltd.............................   420,000     599,984
   Ruentex Industries, Ltd..................................   307,937     532,418
 #*Shin Kong Financial Holding Co., Ltd..................... 6,325,344   1,862,848
   Siliconware Precision Industries Co...................... 2,179,324   2,568,714
  *Siliconware Precision Industries Co. Sponsored ADR.......    42,800     249,524
   SinoPac Holdings Co., Ltd................................ 6,607,204   2,238,766
  #Standard Foods Taiwan, Ltd...............................   143,000     442,796
  #Synnex Technology International Corp..................... 1,019,756   2,381,445
   Taishin Financial Holdings Co., Ltd...................... 6,060,290   2,327,281
  *Taiwan Business Bank..................................... 3,319,556   1,003,393

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
TAIWAN -- (Continued)
   Taiwan Cement Corp.......................................  2,650,720 $  3,141,817
  *Taiwan Cooperative Financial Holding, Ltd................  3,495,240    2,147,990
  #Taiwan Fertilizer Co., Ltd...............................    609,000    1,449,089
  #Taiwan Glass Industry Corp...............................  1,087,323    1,078,650
   Taiwan Mobile Co., Ltd...................................  1,082,300    3,487,814
   Taiwan Semiconductor Manufacturing Co., Ltd.............. 19,090,808   56,425,489
  *Teco Electric & Machinery Co., Ltd.......................  1,363,000      994,704
   Transcend Information, Inc...............................    151,181      402,441
   Tripod Technology Corp...................................    307,870      900,401
   TSRC Corp................................................    345,000      830,481
   U-Ming Marine Transport Corp.............................    551,860      934,460
  #Unimicron Technology Corp................................  1,180,896    1,334,250
   Uni-President Enterprises Corp...........................  4,076,738    6,317,484
  #United Microelectronics Corp............................. 10,266,000    5,369,870
  #USI Corp.................................................    278,000      258,361
   Walsin Lihwa Corp........................................  3,190,000      922,151
   Wan Hai Lines Co., Ltd...................................    365,800      184,395
  #Wintek Corp..............................................  1,832,760    1,185,839
  #Wistron Corp.............................................  1,423,378    2,123,459
   WPG Holdings, Ltd........................................  1,033,869    1,403,608
   Yang Ming Marine Transport Corp..........................  1,741,300      735,214
  *Yuanta Financial Holding Co., Ltd........................  5,731,577    2,730,270
  #Yulon Motor Co., Ltd.....................................    695,000    1,107,420
                                                                        ------------
TOTAL TAIWAN................................................             308,285,841
                                                                        ------------
THAILAND -- (2.4%)
   Advance Info Service PCL (Foreign).......................  1,005,100    5,981,571
   Airports of Thailand PCL (Foreign).......................    372,200      750,452
   Bangkok Bank PCL (Foreign)...............................    329,000    2,075,642
   Bangkok Bank PCL (Foreign) NVDR..........................    326,200    2,026,153
   Bangkok Dusit Medical Services PCL (Foreign).............    347,400    1,039,376
  *Bangkok Life Assurance PCL (Foreign) NVDR................        100          152
   Bank of Ayudhya PCL (Foreign)............................  2,590,200    2,379,615
   Banpu PCL (Foreign)......................................    109,250    1,975,382
   BEC World PCL (Foreign)..................................    975,300    1,633,429
  *Big C Supercenter PCL (Foreign)..........................     24,600      152,000
  *Big C Supercenter PCL (Foreign) NVDR.....................    149,600      924,358
  *Central Pattana PCL (Foreign)............................    637,000    1,040,951
   Charoen Pokphand Foods PCL (Foreign).....................  2,686,100    3,559,628
   CP ALL PCL (Foreign).....................................  1,597,600    3,974,517
   Electricity Generating PCL (Foreign).....................     33,000      106,244
   Glow Energy PCL (Foreign)................................    279,700      611,702
  *Home Product Center PCL (Foreign)........................  1,316,400      599,337
   IRPC PCL (Foreign).......................................  8,859,600    1,256,190
   Kasikornbank PCL (Foreign)...............................  1,531,600    8,143,629
   Krung Thai Bank PCL (Foreign)............................  4,726,870    2,766,948
   Land & Houses PCL (Foreign) NVDR.........................  2,556,400      660,923
   PTT Exploration & Production PCL (Foreign)...............    743,800    4,293,480
   PTT Exploration & Production PCL (Foreign) NVDR..........     54,700      315,748
   PTT Global Chemical PCL (Foreign)........................  1,669,872    3,733,454
   PTT PCL (Foreign)........................................    737,700    8,420,576
   Ratchaburi Electricity Generating Holding PCL (Foreign)..    521,300      707,781
  *Robinson Department Store PCL (Foreign)..................     26,600       46,063
   Siam Cement PCL (Foreign) (The)..........................    124,800    1,696,468
   Siam Cement PCL (Foreign) (The) NVDR.....................     78,400      892,358
   Siam City Cement PCL (Foreign)...........................     94,913    1,015,492
   Siam Commercial Bank PCL (Foreign).......................  1,001,366    5,047,536
   Siam Makro PCL (Foreign).................................     57,800      719,915
  *Thai Airways International PCL (Foreign).................    108,100       94,038
   Thai Oil PCL (Foreign)...................................    669,200    1,468,976
   Thai Union Frozen Products PCL (Foreign).................    287,800      680,893

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CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
THAILAND -- (Continued)
   TMB Bank PCL (Foreign)................................... 18,290,500 $    1,011,182
  *Total Access Communication PCL (Foreign).................     66,900        181,663
   Total Access Communication PCL (Foreign) NVDR............    567,700      1,523,098
  *True Corp. PCL (Foreign).................................  1,804,400        215,941
                                                                        --------------
TOTAL THAILAND..............................................                73,722,861
                                                                        --------------
TURKEY -- (1.4%)
  *Akbank T.A.S.............................................  1,135,233      4,220,081
   Anadolu Efes Biracilik ve Malt Sanayi A.S................    206,111      2,905,398
  *Arcelik A.S..............................................    223,462        980,566
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.................     34,154        206,195
  *Asya Katilim Bankasi A.S.................................     34,556         35,240
   Aygaz A.S................................................     56,787        262,894
   BIM BirlesikMagazalar A.S................................     50,123      2,090,577
  *Coca-Cola Icecek A.S.....................................     28,721        404,180
  *Dogan Sirketler Grubu Holding A.S........................    309,384        146,155
  *Dogan Yayin Holding A.S..................................          1             --
   Enka Insaat ve Sanayi A.S................................    275,494        863,265
   Eregli Demir ve Celik Fabrikalari T.A.S..................    873,605      1,210,540
   Ford Otomotiv Sanayi A.S.................................     74,222        683,277
   KOC Holding A.S. Series B................................    751,546      2,791,309
  *Koza Altin Isletmeleri A.S...............................     31,732        687,612
  *Migros Ticaret A.S.......................................     33,309        329,216
  *Petkim Petrokimya Holding A.S............................    380,618        452,704
  *TAV Havalimanlari Holding A.S............................    116,286        612,415
  *Tekfen Holding A.S.......................................    190,435        694,385
   Tofas Turk Otomobil Fabrikasi A.S........................     91,573        405,592
   Tupras Turkiye Petrol Rafinerileri A.S...................    122,470      2,564,448
  *Turk Hava Yollari A.S....................................    924,662      1,416,156
  *Turk Telekomunikasyon A.S................................    311,329      1,364,020
  *Turk Traktor ve Ziraat Makineleri A.S....................        435          7,619
  *Turkcell Iletisim Hizmetleri A.S.........................    412,709      2,053,436
  *Turkcell Iletisim Hizmetleri A.S. ADR....................     51,867        641,076
   Turkiye Garanti Bankasi A.S..............................  1,801,520      6,632,373
   Turkiye Halk Bankasi A.S.................................    190,207      1,333,346
   Turkiye Is Bankasi A.S...................................  1,484,267      3,399,577
   Turkiye Sise ve Cam Fabrikalari A.S......................    612,846      1,047,434
   Turkiye Vakiflar Bankasi T.A.O...........................    719,719      1,291,871
  *Yapi ve Kredi Bankasi A.S................................    764,565      1,416,122
                                                                        --------------
TOTAL TURKEY................................................                43,149,079
                                                                        --------------
TOTAL COMMON STOCKS.........................................             2,569,421,910
                                                                        --------------
PREFERRED STOCKS -- (7.1%)
BRAZIL -- (6.9%)
   AES Tiete SA.............................................     71,898        999,552
   Banco Bradesco SA........................................  1,656,632     26,420,593
   Banco do Estado do Rio Grande do Sul SA Series B.........    152,700      1,317,795
  *Braskem SA Preferred Series A............................     73,800        516,869
  #Braskem SA Sponsored ADR.................................    153,394      2,254,892
  *Centrais Eletricas Brasileiras SA Preferred Series B.....     56,600        675,524
   Cia Brasileira de Distribuicao Grupo Pao de Acucar
     Series A Sponsored ADR.................................     95,430      4,488,073
   Cia de Bebidas das Americas SA...........................        415         17,382
   Cia de Bebidas das Americas SA ADR.......................    622,039     26,113,197
   Cia de Transmissao de Energia Electrica Paulista SA
     Preferred Series A.....................................     21,989        704,262
   Cia Energetica de Minas Gerais SA........................    364,776      7,185,871
   Cia Energetica de Sao Paulo SA Preferred Series B........     79,510      1,512,073
   Cia Paranaense de Energia SA Sponsored ADR Series A......     55,300      1,385,265
  *Cia Paranaense de Energia Series B.......................     16,600        416,361
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA...     32,361        495,054
   Empresa Nasional de Comercio Redito e Participacoes SA...        380          9,968
   Gerdau SA................................................    836,068      7,807,366

THE EMERGING MARKETS SERIES
CONTINUED

                                                                 SHARES     VALUE++
                                                                --------- ------------
BRAZIL -- (Continued)
   Gerdau SA Sponsored ADR.....................................     9,025 $     84,745
   Itau Unibanco Holding SA.................................... 1,765,700   27,706,155
   Itau Unibanco Holding SA ADR................................   153,946    2,415,413
  *Klabin SA...................................................   663,777    3,175,850
   Lojas Americanas SA.........................................   220,173    2,056,018
   Oi SA.......................................................   463,558    2,784,536
   Petroleo Brasileiro SA......................................   106,500    1,177,777
   Petroleo Brasilerio SA ADR.................................. 1,618,850   35,873,716
   Telefonica Brasil SA........................................   266,084    7,577,074
   Ultrapar Participacoes SA Sponsored ADR.....................   254,308    5,757,533
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A...   609,817    3,496,734
   Vale SA..................................................... 1,412,691   30,571,311
  *Vale SA Series B............................................    81,160           --
  #Vale SA Sponsored ADR.......................................   166,500    3,601,395
                                                                          ------------
TOTAL BRAZIL...................................................            208,598,354
                                                                          ------------
CHILE -- (0.2%)
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR.........    91,271    5,320,187
                                                                          ------------
TOTAL PREFERRED STOCKS.........................................            213,918,541
                                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Cia de Bebidas das Americas SA Rights 05/31/12..............         1            8
                                                                          ------------
THAILAND -- (0.0%)
  *Thai Union Frozen Products PCL (Foreign) Rights 05/18/12....    57,560       42,585
                                                                          ------------
TOTAL RIGHTS/WARRANTS..........................................                 42,593
                                                                          ------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT         VALUE+
                                                                  ------------ --------------
                                                                     (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S) @ DFA Short Term Investment Fund.............................  231,000,000    231,000,000
    @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $837,156)
     to be repurchased at $820,746............................... $        821        820,741
                                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL..............................                 231,820,741
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,890,395,399)..........................................              $3,015,203,785
                                                                               ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES      VALUE+
                                                             --------- ------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (17.4%)
  *1-800-FLOWERS.COM, Inc. Class A..........................    24,900 $     74,202
   A.H. Belo Corp. Class A..................................     2,331       10,280
   Acme United Corp.........................................     1,030       11,217
  #American Greetings Corp. Class A.........................    62,335      997,360
  *America's Car-Mart, Inc..................................     2,670      122,660
  *Arctic Cat, Inc..........................................    21,666      958,504
  *Ascent Capital Group, Inc. Class A.......................     8,564      441,046
 #*AutoNation, Inc..........................................     3,462      119,716
  *Ballantyne Strong, Inc...................................    16,433      103,857
 #*Barnes & Noble, Inc......................................    39,682      823,401
   Bassett Furniture Industries, Inc........................     2,900       31,146
  *Beasley Broadcast Group, Inc. Class A....................     9,471       48,302
  *Beazer Homes USA, Inc....................................    62,582      194,004
   bebe stores, inc.........................................    27,865      228,493
   Belo Corp. Class A.......................................    58,727      395,820
   Benihana, Inc............................................    25,245      348,129
  #Best Buy Co., Inc........................................   197,800    4,365,446
   Big 5 Sporting Goods Corp................................     7,001       58,598
  *Biglari Holdings, Inc....................................     1,846      750,085
  *Bluegreen Corp...........................................    13,073       69,287
   Blyth, Inc...............................................     4,851      426,742
   Bob Evans Farms, Inc.....................................    52,387    2,003,279
   Bon-Ton Stores, Inc. (The)...............................     2,986       18,513
   Books-A-Million, Inc.....................................    16,687       53,232
 #*Boyd Gaming Corp.........................................    27,300      209,937
   Brown Shoe Co., Inc......................................    74,697      680,490
  *Build-A-Bear Workshop, Inc...............................    30,090      135,706
  *Cabela's, Inc............................................    53,051    2,005,858
  *Cache, Inc...............................................    19,581      122,185
   Callaway Golf Co.........................................   129,713      795,141
  *Cambium Learning Group, Inc..............................    37,733       85,654
  *Canterbury Park Holding Corp.............................     2,755       31,379
   Carnival Corp............................................   489,649   15,908,696
   Carriage Services, Inc...................................    20,916      156,870
  *Cavco Industries, Inc....................................     5,860      302,376
  #CBS Corp. Class A........................................    28,712      978,505
   CBS Corp. Class B........................................   276,866    9,233,481
  *Charming Shoppes, Inc....................................   141,094      832,455
   Christopher & Banks Corp.................................    62,435      116,753
   Churchill Downs, Inc.....................................     8,167      484,793
   Cinemark Holdings, Inc...................................       300        6,888
  *Clear Channel Outdoor Holdings, Inc. Class A.............    17,838      135,034
  *Coast Distribution System, Inc. (The)....................       547        1,242
 #*Collective Brands, Inc...................................    65,918    1,369,117
   Comcast Corp. Class A.................................... 3,570,978  108,307,763
   Comcast Corp. Special Class A............................ 1,432,185   42,722,079
 #*Conn's, Inc..............................................    25,450      416,107
   Core-Mark Holding Co., Inc...............................    24,059      928,677
  *Corinthian Colleges, Inc.................................    30,196      115,953
   CSS Industries, Inc......................................    13,050      249,907
  *Culp, Inc................................................    10,036      114,912
  *Cybex International, Inc.................................    29,063       67,426
   D.R. Horton, Inc.........................................   208,125    3,402,844
  *dELiA*s, Inc.............................................    22,143       34,100
  *Delta Apparel, Inc.......................................     7,832      112,076
   Destination Maternity Corp...............................     3,184       63,171
   Dillard's, Inc. Class A..................................   120,300    7,766,568
  *DineEquity, Inc..........................................     2,769      134,518

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
  *Discovery Communications, Inc. Class B...................   3,762 $   216,127
  *Discovery Communications, Inc. Class C...................   5,089     252,872
  *Dixie Group, Inc. (The)..................................  11,800      45,784
  *Dorman Products, Inc.....................................  10,356     494,810
   Dover Downs Gaming & Entertainment, Inc..................   5,935      16,024
  *Dover Motorsports, Inc...................................  15,098      21,892
 #*DreamWorks Animation SKG, Inc. Class A...................  51,184     921,824
 #*Duckwall-ALCO Stores, Inc................................     700       5,607
  *E.W. Scripps Co. Class A (The)...........................  41,061     376,119
 #*Education Management Corp................................  14,803     183,557
   Educational Development Corp.............................   1,679       7,740
   Escalade, Inc............................................     377       2,202
  *Exide Technologies.......................................  12,623      36,354
  *Federal-Mogul Corp.......................................  40,785     527,350
   Finish Line, Inc. Class A (The)..........................     552      12,288
  *Fisher Communications, Inc...............................   9,042     296,487
 #*Flanigan's Enterprises, Inc..............................     865       6,297
   Flexsteel Industries, Inc................................   2,068      41,381
   Foot Locker, Inc......................................... 140,973   4,312,364
   Fred's, Inc. Class A.....................................  45,730     654,854
   Frisch's Restaurants, Inc................................     600      15,936
  *Fuel Systems Solutions, Inc..............................  11,586     271,692
  *Full House Resorts, Inc..................................   2,574       7,851
  *Furniture Brands International, Inc......................  12,573      19,865
  *Gaiam, Inc. Class A......................................   5,988      23,653
  #GameStop Corp. Class A................................... 104,752   2,384,156
   Gaming Partners International Corp.......................     800       5,416
  #Gannett Co., Inc......................................... 119,639   1,653,411
  *Gaylord Entertainment Co.................................  45,753   1,440,304
 #*General Motors Co........................................ 674,707  15,518,261
  *Genesco, Inc.............................................  24,191   1,814,325
  *G-III Apparel Group, Ltd.................................     456      12,244
  *Gray Television, Inc.....................................   5,550       9,990
  *Great Wolf Resorts, Inc..................................  42,789     335,466
  #Group 1 Automotive, Inc..................................  57,936   3,353,336
  *Hallwood Group, Inc. (The)...............................     296       3,049
   Harte-Hanks, Inc.........................................  14,206     119,330
  *Hastings Entertainment, Inc..............................     400         812
   Haverty Furniture Cos., Inc..............................  34,353     412,236
  *Helen of Troy, Ltd.......................................  64,389   2,227,859
 #*hhgregg, Inc.............................................  36,388     380,618
  *Hollywood Media Corp.....................................  19,037      20,941
   Hooker Furniture Corp....................................  14,814     175,398
   Hot Topic, Inc...........................................  32,189     315,452
  *Hyatt Hotels Corp. Class A...............................  12,101     520,706
  *Iconix Brand Group, Inc..................................  95,618   1,466,780
   International Speedway Corp. Class A.....................  24,844     663,086
  *Isle of Capri Casinos, Inc...............................  18,096     113,100
  *J. Alexander's Corp......................................   9,196      78,994
  #J.C. Penney Co., Inc..................................... 208,599   7,522,080
  #JAKKS Pacific, Inc.......................................  15,841     302,088
   Jarden Corp.............................................. 108,050   4,530,536
  *Johnson Outdoors, Inc. Class A...........................  18,189     335,951
   Jones Group, Inc. (The).................................. 106,821   1,198,532
  *Journal Communications, Inc. Class A.....................  77,674     325,454
  #KB Home..................................................  30,800     267,344
  *Kenneth Cole Productions, Inc. Class A...................  18,501     294,721
  *Kid Brands, Inc..........................................  10,476      24,619
  *K-Swiss, Inc. Class A....................................     639       2,352
   Lacrosse Footwear, Inc...................................     461       5,947
  *Lakeland Industries, Inc.................................  11,757     122,861

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Consumer Discretionary -- (Continued)
  *La-Z-Boy, Inc............................................    42,332 $   637,943
  *LeapFrog Enterprises, Inc................................     2,499      23,341
  *Lee Enterprises, Inc.....................................    38,128      43,085
  #Lennar Corp. Class A.....................................   224,100   6,216,534
   Lennar Corp. Class B Voting..............................     7,868     178,053
  *Liberty Interactive Corp. Class A........................   882,463  16,625,603
  *Liberty Interactive Corp. Class B........................    35,706     672,344
  *Liberty Media Corp.--Liberty Capital Class A.............    96,382   8,427,667
  *Liberty Media Corp.--Liberty Capital Class B.............     7,622     656,712
   Lifetime Brands, Inc.....................................    17,058     198,726
   Lincoln Educational Services Corp........................     5,300      38,902
   Lithia Motors, Inc. Class A..............................    34,933     937,252
  *Live Nation Entertainment, Inc...........................   147,097   1,332,699
   Lowe's Cos., Inc.........................................   426,902  13,434,606
  *Luby's, Inc..............................................    44,483     272,236
  *M/I Homes, Inc...........................................    37,930     504,469
   Mac-Gray Corp............................................    13,366     199,153
   Macy's, Inc..............................................   155,548   6,380,579
  *Madison Square Garden Co. Class A (The)..................    29,558   1,063,201
   Marcus Corp..............................................    28,765     359,850
  *MarineMax, Inc...........................................    25,977     276,915
 #*Martha Stewart Living Omnimedia Class A..................    11,763      41,994
  *McClatchy Co. Class A (The)..............................    58,519     159,172
   MDC Holdings, Inc........................................    18,400     517,224
 #*Media General, Inc. Class A..............................    25,196      89,950
   Men's Wearhouse, Inc. (The)..............................    52,860   1,957,934
  #Meredith Corp............................................    32,676     942,049
  *Meritage Homes Corp......................................    28,156     799,349
  *MGM Resorts International................................   251,100   3,369,762
  *Modine Manufacturing Co..................................       100         790
 #*Mohawk Industries, Inc...................................    98,740   6,617,555
  *Monarch Casino & Resort, Inc.............................     3,439      33,290
 #*Motorcar Parts of America, Inc...........................    14,074     106,399
   Movado Group, Inc........................................    36,900   1,046,115
  *MTR Gaming Group, Inc....................................    24,536     124,888
  *Multimedia Games Holding Co., Inc........................    26,639     302,619
  *Nautilus, Inc............................................     1,532       3,968
  *Navarre Corp.............................................       340         615
  *Nevada Gold & Casinos, Inc...............................       900       1,188
  *New Frontier Media, Inc..................................    20,483      32,158
  *New York & Co., Inc......................................     7,626      30,123
  #News Corp. Class A....................................... 1,631,529  31,977,968
   News Corp. Class B.......................................   621,962  12,339,726
  *Office Depot, Inc........................................    39,945     121,433
  *OfficeMax, Inc...........................................    32,198     149,721
  *Orbitz Worldwide, Inc....................................     3,775      13,779
  *Orchard Supply Hardware Stores Corp. Class A.............     5,735     123,130
  *Orient-Express Hotels, Ltd. Class A......................    81,098     866,938
   Outdoor Channel Holdings, Inc............................    37,022     273,963
  *Pacific Sunwear of California, Inc.......................    48,428      71,189
 #*Penn National Gaming, Inc................................    63,446   2,853,801
   Penske Automotive Group, Inc.............................    43,845   1,159,262
   Pep Boys--Manny, Moe & Jack (The)........................    81,600   1,218,288
  *Perfumania Holdings, Inc.................................       541       4,350
  *Perry Ellis International, Inc...........................    23,892     447,019
  *Pinnacle Entertainment, Inc..............................    71,930     798,423
 #*PulteGroup, Inc..........................................   143,221   1,409,295
   PVH Corp.................................................    35,525   3,154,620
  *Quiksilver, Inc..........................................    78,690     272,267
 #*Radio One, Inc. Class D..................................    14,255      15,966
  #RadioShack Corp..........................................    90,200     467,236

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Consumer Discretionary -- (Continued)
  *Red Lion Hotels Corp.....................................    18,401 $    153,464
  *Red Robin Gourmet Burgers, Inc...........................    31,175    1,111,700
  #Regis Corp...............................................    65,192    1,196,273
   Rent-A-Center, Inc.......................................    78,435    2,683,261
  *Rick's Cabaret International, Inc........................    13,375      123,986
  *Rocky Brands, Inc........................................    10,329      146,155
   Royal Caribbean Cruises, Ltd.............................   322,500    8,826,825
  *Ruby Tuesday, Inc........................................    68,262      464,182
  *Saga Communications, Inc. Class A........................     6,520      245,543
 #*Saks, Inc................................................   105,202    1,153,014
   Salem Communications Corp. Class A.......................    12,746       68,319
   Scholastic Corp..........................................    38,300    1,170,065
  *School Specialty, Inc....................................     3,915       12,802
  *Scientific Games Corp. Class A...........................    41,635      423,012
 #*Sears Holdings Corp......................................   130,528    7,019,796
   Service Corp. International..............................   277,569    3,214,249
   Shiloh Industries, Inc...................................    24,793      227,848
  *Shoe Carnival, Inc.......................................    33,450      650,268
 #*Skechers U.S.A., Inc. Class A............................    49,610      926,219
   Sonic Automotive, Inc. Class A...........................     2,179       36,651
   Spartan Motors, Inc......................................    27,068      117,746
   Speedway Motorsports, Inc................................    52,382      893,637
  *Sport Chalet, Inc. Class A...............................       875        1,146
  *Sport Chalet, Inc. Class B...............................       299          504
   Stage Stores, Inc........................................    60,550      924,598
   Standard Motor Products, Inc.............................    37,342      562,744
  *Stanley Furniture Co., Inc...............................    16,348       73,566
  #Staples, Inc.............................................   497,525    7,661,885
  *Stein Mart, Inc..........................................    24,855      159,569
  *Steinway Musical Instruments, Inc........................    14,858      374,570
   Stewart Enterprises, Inc. Class A........................    85,569      540,796
   Strattec Security Corp...................................     5,556      121,121
   Superior Industries International, Inc...................    44,353      758,880
   Superior Uniform Group, Inc..............................     8,978      105,492
  *Syms Corp................................................       617        6,411
  *Systemax, Inc............................................    12,928      221,974
  *Tandy Brands Accessories, Inc............................     7,878       13,314
   Tandy Leather Factory, Inc...............................       500        2,570
   Time Warner Cable, Inc...................................   693,942   55,827,634
  #Time Warner, Inc......................................... 1,534,860   57,495,856
 #*Toll Brothers, Inc.......................................   203,299    5,163,795
  *Trans World Entertainment Corp...........................     5,781       12,892
  *Tuesday Morning Corp.....................................    60,500      244,420
  *Unifi, Inc...............................................    43,422      482,853
  *Universal Electronics, Inc...............................     1,564       26,463
   Vail Resorts, Inc........................................    14,200      579,076
  *VOXX International Corp..................................    37,868      480,545
   Walt Disney Co. (The)....................................    26,220    1,130,344
  #Washington Post Co. Class B..............................     5,780    2,185,823
   Wendy's Co. (The)........................................   254,304    1,238,460
  *West Marine, Inc.........................................    27,355      320,327
  *Wet Seal, Inc. Class A (The).............................    21,936       72,169
   Whirlpool Corp...........................................    30,049    1,923,737
  *WMS Industries, Inc......................................    41,662    1,021,136
   Wyndham Worldwide Corp...................................   262,116   13,194,919
                                                                       ------------
Total Consumer Discretionary................................            583,600,655
                                                                       ------------
Consumer Staples -- (7.6%)
   Alico, Inc...............................................       960       21,830
  *Alliance One International, Inc..........................    43,177      152,847
   Andersons, Inc. (The)....................................    20,602    1,038,341

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Consumer Staples -- (Continued)
   Archer-Daniels-Midland Co................................   813,476 $ 25,079,465
   B&G Foods, Inc...........................................    11,806      262,565
   Bunge, Ltd...............................................   121,368    7,828,236
   CCA Industries, Inc......................................     8,323       38,785
  *Central Garden & Pet Co..................................    37,083      392,338
  *Central Garden & Pet Co. Class A.........................    60,653      648,381
  *Chiquita Brands International, Inc.......................    70,190      596,615
  *Constellation Brands, Inc. Class A.......................   249,042    5,379,307
  *Constellation Brands, Inc. Class B.......................    12,715      276,551
   Corn Products International, Inc.........................    62,117    3,544,396
  *Craft Brew Alliance, Inc.................................    11,669       89,851
   CVS Caremark Corp........................................ 1,510,745   67,409,442
 #*Dole Food Co., Inc.......................................    19,567      165,928
 #*Elizabeth Arden, Inc.....................................     9,416      367,036
  *Farmer Bros. Co..........................................    10,645       96,869
   Fortune Brands, Inc......................................   149,626    8,495,764
   Fresh Del Monte Produce, Inc.............................    39,780      921,703
  #Griffin Land & Nurseries, Inc............................     1,500       36,120
  *Hain Celestial Group, Inc (The)..........................    43,646    2,064,456
  *Imperial Sugar Co........................................    11,854       48,009
   Ingles Markets, Inc. Class A.............................    14,812      257,581
   J.M. Smucker Co..........................................   108,204    8,616,285
  *John B. Sanfilippo & Son, Inc............................     9,100      131,586
   Kraft Foods, Inc. Class A................................ 2,081,099   82,973,417
  *Mannatech, Inc...........................................       717        3,255
   MGP Ingredients, Inc.....................................     4,788       22,264
   Molson Coors Brewing Co. Class A.........................     1,908       79,754
  #Molson Coors Brewing Co. Class B.........................   190,750    7,931,385
   Nash-Finch Co............................................     5,403      135,615
  *Nutraceutical International Corp.........................    17,801      272,889
   Oil-Dri Corp. of America.................................       447        9,459
  *Omega Protein Corp.......................................    27,752      198,704
  *Pantry, Inc. (The).......................................    26,158      333,776
  *Physicians Formula Holdings, Inc.........................    15,201       47,123
  *Post Holdings, Inc.......................................    28,223      839,634
  *Prestige Brands Holdings, Inc............................   112,017    1,903,169
  *Ralcorp Holdings, Inc....................................    59,647    4,342,898
  #Safeway, Inc.............................................   157,807    3,208,216
   Sanderson Farms, Inc.....................................    16,100      830,921
  *Seneca Foods Corp. Class A...............................     6,301      146,750
  *Seneca Foods Corp. Class B...............................       300        7,014
  *Smart Balance, Inc.......................................    76,099      448,984
 #*Smithfield Foods, Inc....................................   185,173    3,881,226
   Snyders-Lance, Inc.......................................    13,134      339,908
   Spartan Stores, Inc......................................    32,649      595,191
  *Spectrum Brands Holdings, Inc............................    46,130    1,591,946
  #SUPERVALU, Inc...........................................   149,746      889,491
  *Susser Holdings Corp.....................................    12,360      329,888
 #*TreeHouse Foods, Inc.....................................    16,925      973,357
   Tyson Foods, Inc. Class A................................   405,030    7,391,798
   Universal Corp...........................................    22,890    1,049,049
   Weis Markets, Inc........................................    11,602      517,449
                                                                       ------------
Total Consumer Staples......................................            255,254,817
                                                                       ------------
Energy -- (14.8%)
   Adams Resources & Energy, Inc............................     6,758      410,413
   Alon USA Energy, Inc.....................................    33,484      302,695
   Anadarko Petroleum Corp..................................   845,068   61,867,428
   Apache Corp..............................................   292,215   28,035,107
 #*Approach Resources, Inc..................................     7,782      279,218
  *Atwood Oceanics, Inc.....................................     4,600      203,918

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Energy -- (Continued)
   Baker Hughes, Inc........................................     3,891 $    171,632
  *Barnwell Industries, Inc.................................     8,038       25,360
  #Berry Petroleum Co. Class A..............................    30,163    1,373,925
 #*Bill Barrett Corp........................................    51,500    1,234,970
   Bolt Technology Corp.....................................     4,363       62,260
 #*BPZ Resources, Inc.......................................     6,960       28,188
  #Bristow Group, Inc.......................................    42,400    2,071,240
   Cabot Oil & Gas Corp.....................................     1,746       61,354
  *Cal Dive International, Inc..............................    75,291      291,376
  #Chesapeake Energy Corp...................................   624,655   11,518,638
   Chevron Corp.............................................   452,159   48,182,063
   Cimarex Energy Co........................................     2,400      165,864
  *Comstock Resources, Inc..................................    32,421      569,637
   ConocoPhillips........................................... 1,766,829  126,557,961
  *Crimson Exploration, Inc.................................    30,292      165,091
   Crosstex Energy, Inc.....................................    43,961      655,019
  *CVR Energy, Inc..........................................    44,674    1,356,303
  *Dawson Geophysical Co....................................    19,178      514,929
   Delek US Holdings, Inc...................................    56,789      925,661
  *Denbury Resources, Inc...................................   289,460    5,511,318
  #DHT Holdings, Inc........................................     1,450        1,159
  *Double Eagle Petroleum Co................................     6,032       33,116
 #*Endeavour International Corp.............................    26,768      334,065
  *Energy Partners, Ltd.....................................    27,792      452,454
  *ENGlobal Corp............................................     2,318        4,636
  *Exterran Holdings, Inc...................................    79,513    1,074,221
 #*Forest Oil Corp..........................................    93,816    1,249,629
  *GeoResources, Inc........................................     4,000      150,840
  *Green Plains Renewable Energy, Inc.......................    29,097      232,485
   Gulf Island Fabrication, Inc.............................    16,384      459,080
  *Gulfmark Offshore, Inc. Class A..........................    35,505    1,710,276
 #*Harvest Natural Resources, Inc...........................    45,263      311,409
  *Helix Energy Solutions Group, Inc........................   103,010    2,102,434
   Helmerich & Payne, Inc...................................    95,808    4,923,573
  *Hercules Offshore, Inc...................................   118,866      603,839
   Hess Corp................................................   378,130   19,715,698
  *HKN, Inc.................................................    24,730       56,384
  *Hornbeck Offshore Services, Inc..........................    29,719    1,237,202
  *Key Energy Services, Inc.................................    30,500      386,130
   Marathon Oil Corp........................................   903,937   26,521,512
   Marathon Petroleum Corp..................................   451,968   18,806,388
  *Matrix Service Co........................................     3,790       51,734
  *Mitcham Industries, Inc..................................     7,044      167,365
   Murphy Oil Corp..........................................   189,426   10,412,747
  *Nabors Industries, Ltd...................................   276,982    4,611,750
   National Oilwell Varco, Inc..............................   169,032   12,805,864
  *Natural Gas Services Group, Inc..........................    17,952      234,094
  *Newpark Resources, Inc...................................    98,692      627,681
   Noble Corp...............................................    76,711    2,919,621
   Noble Energy, Inc........................................    37,400    3,714,568
  #Overseas Shipholding Group, Inc..........................    15,300      179,010
  *Parker Drilling Co.......................................   146,477      757,286
  #Patterson-UTI Energy, Inc................................   152,325    2,463,095
  *Petroleum Development Corp...............................    28,153      968,182
  *PHI, Inc. Non-Voting.....................................    21,843      581,679
  *PHI, Inc. Voting.........................................     1,099       27,332
  *Pioneer Drilling Co......................................    67,927      535,265
  #Pioneer Natural Resources Co.............................    88,400   10,238,488
  *Plains Exploration & Production Co.......................   162,430    6,635,266
   QEP Resources, Inc.......................................    33,043    1,018,055
  *REX American Resources Corp..............................     4,050      112,347

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES     VALUE+
                                                             ------- ------------
Energy -- (Continued)
  *Rex Energy Corp..........................................  12,200 $    128,222
  *Rosetta Resources, Inc...................................   5,600      281,512
 #*Rowan Cos., Inc.......................................... 121,858    4,207,757
 #*SandRidge Energy, Inc....................................  29,000      231,710
  *SEACOR Holdings, Inc.....................................  36,653    3,406,163
  *SemGroup Corp. Class A...................................   4,727      150,319
  #Ship Finance International, Ltd..........................  12,481      172,862
   Sunoco, Inc.............................................. 117,275    5,780,485
  *Superior Energy Services, Inc............................  32,408      872,423
  *Swift Energy Co..........................................  61,413    1,857,743
   Teekay Corp..............................................  37,720    1,361,692
  *Tesco Corp...............................................   1,751       28,594
 #*Tesoro Corp.............................................. 168,807    3,924,763
  *TETRA Technologies, Inc..................................  29,934      260,725
  *TGC Industries, Inc......................................     572        6,529
  #Tidewater, Inc...........................................  53,204    2,927,816
   Transocean, Ltd.......................................... 274,265   13,820,213
  *Triangle Petroleum Corp..................................  13,282       86,466
  *Union Drilling, Inc......................................  23,405      130,366
  *Unit Corp................................................  57,000    2,408,250
 #*USEC, Inc................................................ 168,662      141,946
  #Valero Energy Corp....................................... 658,099   16,255,045
  *Warren Resources, Inc....................................   5,363       16,572
  *Weatherford International, Ltd........................... 282,083    4,025,324
   Western Refining, Inc....................................  68,485    1,304,639
  *Whiting Petroleum Corp...................................  16,007      915,600
  *Willbros Group, Inc......................................  21,126      114,080
  *Williams Cos., Inc. (The)................................  48,998    1,667,402
                                                                     ------------
Total Energy................................................          498,454,745
                                                                     ------------
Financials -- (15.5%)
   1st Source Corp..........................................  43,218      980,616
  *1st United Bancorp, Inc..................................   2,331       14,126
  *21st Century Holding Co..................................  13,665       60,263
   ACE, Ltd.................................................  86,825    6,596,095
  *Affirmative Insurance Holdings, Inc......................  14,714        7,428
 #*Allegheny Corp...........................................   3,214    1,102,081
   Alliance Bancorp, Inc. of Pennsylvania...................     180        2,088
   Allied World Assurance Co. Holdings AG...................   8,435      606,983
   Allstate Corp. (The)..................................... 157,339    5,244,109
   Alterra Capital Holdings, Ltd............................  45,330    1,084,747
  *American Capital, Ltd.................................... 422,803    4,198,434
   American Equity Investment Life Holding Co...............  88,700    1,087,462
  #American Financial Group, Inc............................ 199,200    7,752,864
  *American Independence Corp...............................     866        3,828
   American National Insurance Co...........................  37,921    2,662,054
  *American River Bankshares................................     634        4,616
  *American Safety Insurance Holdings, Ltd..................  16,702      316,169
 #*Ameris Bancorp...........................................  13,614      168,814
  *AmeriServ Financial, Inc.................................  33,075       97,571
  *Arch Capital Group, Ltd..................................  35,932    1,411,409
   Argo Group International Holdings, Ltd...................  38,796    1,119,653
   Aspen Insurance Holdings, Ltd............................ 102,623    2,906,283
   Associated Banc-Corp..................................... 121,017    1,613,157
   Assurant, Inc............................................  65,820    2,655,179
   Assured Guaranty, Ltd.................................... 122,989    1,743,984
  *Atlantic Coast Financial Corp............................     379          796
  *AV Homes, Inc............................................  16,343      203,797
   Axis Capital Holdings, Ltd...............................     800       27,216
   Baldwin & Lyons, Inc. Class A............................     300        7,740
   Baldwin & Lyons, Inc. Class B............................   7,256      157,963

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Financials -- (Continued)
  *Bancorp, Inc.............................................     1,015 $    10,424
 #*BancTrust Financial Group, Inc...........................    33,553      70,797
   Bank Mutual Corp.........................................    56,876     221,816
   Bank of America Corp..................................... 5,654,292  45,856,308
   Bank of New York Mellon Corp. (The)......................   144,438   3,415,959
   BankFinancial Corp.......................................    39,867     265,514
   Banner Corp..............................................     8,792     192,984
   BCB Bancorp, Inc.........................................     1,359      14,079
   Berkshire Hills Bancorp, Inc.............................    32,787     743,937
  *BofI Holding, Inc........................................     8,208     145,856
   Boston Private Financial Holdings, Inc...................    28,409     264,772
  #Capital City Bank Group, Inc.............................    16,844     140,647
   Capital One Financial Corp...............................   491,088  27,245,562
   Capital Southwest Corp...................................     7,189     688,131
   Cathay General Bancorp...................................    27,112     466,869
   Centerstate Banks, Inc...................................     2,085      16,763
   Century Bancorp, Inc. Class A............................       595      16,345
   CFS Bancorp, Inc.........................................    14,148      78,521
   Chemical Financial Corp..................................       394       8,696
  *Chicopee Bancorp, Inc....................................     1,000      14,400
  *CIT Group, Inc...........................................    39,411   1,491,706
   Citigroup, Inc........................................... 2,115,722  69,903,455
 #*Citizens Community Bancorp, Inc..........................    10,355      63,890
   Citizens South Banking Corp..............................     1,934       9,670
  #CME Group, Inc...........................................    82,877  22,030,364
   CNA Financial Corp.......................................   294,392   9,014,283
  *CNO Financial Group, Inc.................................   301,264   2,190,189
   CoBiz Financial, Inc.....................................     1,468       9,175
   Codorus Valley Bancorp, Inc..............................       115       1,587
  *Community West Bancshares................................       400         910
 #*CompuCredit Holdings Corp................................    30,212     166,468
  *Cowen Group, Inc. Class A................................    36,073      90,904
   Delphi Financial Group, Inc. Class A.....................     3,852     174,958
   Donegal Group, Inc. Class A..............................    27,981     381,101
   Donegal Group, Inc. Class B..............................       300       5,250
  *Doral Financial Corp.....................................     1,166       2,134
  *E*Trade Financial Corp...................................    89,699     953,500
   Eastern Insurance Holdings, Inc..........................    23,026     352,298
  *Eastern Virginia Bankshares, Inc.........................       260       1,001
   Edelman Financial Group, Inc.............................    46,382     409,553
   EMC Insurance Group, Inc.................................    19,181     379,208
  *Encore Bancshares, Inc...................................     6,708     137,581
   Endurance Specialty Holdings, Ltd........................    76,288   3,065,252
   Enterprise Financial Services Corp.......................     4,662      56,364
   ESB Financial Corp.......................................       360       4,835
   ESSA Bancorp, Inc........................................     8,817      85,966
   Evans Bancorp, Inc.......................................     1,681      25,232
   Everest Re Group, Ltd....................................    34,913   3,459,878
  *Farmers Capital Bank Corp................................       302       1,948
   FBL Financial Group, Inc. Class A........................    35,719   1,040,137
   Federal Agricultural Mortgage Corp. Class A..............       177       3,164
   Federal Agricultural Mortgage Corp. Class C..............     9,200     210,312
   Fidelity Bancorp, Inc....................................       400       4,370
   Fidelity National Financial, Inc. Class A................    70,910   1,366,436
   Fidelity Southern Corp...................................     6,802      57,746
   Fifth Third Bancorp......................................     9,458     134,587
  *First Acceptance Corp....................................    39,006      60,069
   First American Financial Corp............................    61,982   1,038,198
   First Bancorp............................................    14,448     144,769
  *First Bancshares, Inc....................................       400       2,580
   First Bancshares, Inc. (The).............................       300       2,757

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
   First Busey Corp.........................................  11,200 $    51,968
   First Business Financial Services, Inc...................     482      10,946
  *First California Financial Group, Inc....................   3,631      19,825
   First Citizens BancShares, Inc. Class A..................   9,731   1,686,382
   First Commonwealth Financial Corp........................  37,876     243,543
   First Community Bancshares, Inc..........................   1,116      14,943
   First Defiance Financial Corp............................  11,998     206,126
  *First Federal of Northern Michigan Bancorp, Inc..........     900       3,343
   First Financial Holdings, Inc............................  18,933     218,487
  *First Financial Northwest, Inc...........................  25,471     202,494
  *First Financial Service Corp.............................     130         455
   First Interstate BancSystem, Inc.........................   2,959      41,692
   First Merchants Corp.....................................  38,531     475,087
   First Pactrust Bancorp, Inc..............................   1,150      12,638
  *First South Bancorp, Inc.................................   1,978       8,525
  *FirstCity Financial Corp.................................   5,872      48,561
   Flagstone Reinsurance Holdings SA........................  45,783     343,372
   Fox Chase Bancorp, Inc...................................     351       4,465
  *Genworth Financial, Inc. Class A.........................  34,964     210,134
  #German American Bancorp, Inc.............................   7,599     144,685
  *Gleacher & Co., Inc......................................  45,986      47,825
  *Global Indemnity P.L.C...................................   7,702     138,713
   Goldman Sachs Group, Inc. (The)..........................   6,759     778,299
   Great Southern Bancorp, Inc..............................   2,301      55,316
  *Greene Bancshares, Inc...................................  16,271      26,847
  *Guaranty Bancorp.........................................  79,799     155,608
  *Guaranty Federal Bancshares, Inc.........................   1,684      13,910
  *Hallmark Financial Services, Inc.........................  26,292     197,716
   Hampden Bancorp, Inc.....................................   5,886      72,986
   Hanover Insurance Group, Inc. (The)......................  88,829   3,585,138
  *Harris & Harris Group, Inc...............................   4,587      18,486
   Hartford Financial Services Group, Inc................... 366,250   7,526,438
  #HCC Insurance Holdings, Inc..............................  17,700     565,692
   Heartland Financial USA, Inc.............................     565      10,464
  *Heritage Commerce Corp...................................  14,483      97,615
   HF Financial Corp........................................     400       4,800
  *Hilltop Holdings, Inc....................................  26,171     207,536
   Hingham Institution for Savings..........................     500      28,825
  *HMN Financial, Inc.......................................   3,456       9,850
  *Home Bancorp, Inc........................................   1,128      19,582
   Home Federal Bancorp, Inc................................   9,720      95,159
   HopFed Bancorp, Inc......................................   6,781      60,283
   Horace Mann Educators Corp...............................  58,206   1,021,515
   Horizon Bancorp..........................................     450      11,326
  *Hudson City Bancorp, Inc.................................  28,191     199,028
  *ICG Group, Inc...........................................   8,684      82,324
  *Imperial Holdings, Inc...................................   2,882      11,038
   Independence Holding Co..................................  25,047     266,250
   Indiana Community Bancorp................................   2,029      46,221
   Infinity Property & Casualty Corp........................  16,579     885,484
   International Bancshares Corp............................   8,390     165,535
  *Intervest Bancshares Corp. Class A.......................   2,078       8,312
  *Investment Technology Group, Inc.........................  36,940     376,788
   Investors Title Co.......................................   1,169      59,584
   JPMorgan Chase & Co...................................... 750,334  32,249,355
   Kaiser Federal Financial Group, Inc......................     127       1,777
  #Kemper Corp..............................................  85,652   2,568,703
   Kentucky First Federal Bancorp...........................   2,800      24,500
   KeyCorp.................................................. 697,465   5,607,619
  *Knight Capital Group, Inc................................   4,610      60,575
   Lakeland Bancorp, Inc....................................   4,701      42,967

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Financials -- (Continued)
   Landmark Bancorp, Inc....................................     1,786 $    36,595
   Legg Mason, Inc..........................................   128,883   3,359,980
   Lincoln National Corp....................................   383,093   9,489,214
   LNB Bancorp, Inc.........................................    13,395      88,407
   Loews Corp...............................................   259,949  10,691,702
  *Louisiana Bancorp, Inc...................................     5,606      90,817
 #*Macatawa Bank Corp.......................................    19,092      64,722
  *Magyar Bancorp, Inc......................................       500       2,395
   Maiden Holdings, Ltd.....................................    24,454     202,968
   MainSource Financial Group, Inc..........................    47,000     549,430
   Marlin Business Services Corp............................    14,664     215,268
   MB Financial, Inc........................................    19,678     406,744
 #*MBIA, Inc................................................   175,044   1,764,444
 #*MBT Financial Corp.......................................    23,185      70,482
   MCG Capital Corp.........................................    37,566     157,402
   Meadowbrook Insurance Group, Inc.........................    39,471     348,529
   Medallion Financial Corp.................................    16,525     180,618
 #*Mercantile Bank Corp.....................................     4,748      70,935
   Meta Financial Group, Inc................................     1,251      26,359
   MetLife, Inc............................................. 1,126,173  40,576,013
  *Metro Bancorp, Inc.......................................    28,298     327,408
  *MetroCorp Bancshares, Inc................................     2,250      25,875
  *MGIC Investment Corp.....................................    92,411     319,742
   MicroFinancial, Inc......................................     5,900      40,120
   MidWestOne Financial Group, Inc..........................       474       9,907
   Montpelier Re Holdings, Ltd..............................    45,946     942,812
   Morgan Stanley........................................... 1,476,248  25,509,565
   MutualFirst Financial, Inc...............................     2,300      23,253
  *NASDAQ OMX Group, Inc. (The).............................    42,129   1,035,110
   National Western Life Insurance Co. Class A..............       900     122,454
  *Navigators Group, Inc. (The).............................     3,319     157,652
  *New Century Bancorp, Inc.................................       600       2,592
   New Hampshire Thrift Bancshares, Inc.....................     3,667      47,488
  *NewBridge Bancorp........................................    11,513      50,197
  *Newport Bancorp, Inc.....................................       700       9,625
  *NewStar Financial, Inc...................................    41,766     495,762
  *North Valley Bancorp.....................................       907      11,410
   Northeast Community Bancorp, Inc.........................    18,190     106,048
   Northrim Bancorp, Inc....................................     6,358     139,495
   NYSE Euronext............................................     8,639     222,454
  #Old Republic International Corp..........................   357,183   3,553,971
 #*Old Second Bancorp, Inc..................................     4,874       7,945
   Oppenheimer Holdings, Inc. Class A.......................     2,297      39,187
   Oriental Financial Group, Inc............................    30,991     366,314
   Pacific Continental Corp.................................       202       1,796
  *Pacific Mercantile Bancorp...............................    16,756     100,033
  *Park Sterling Corp.......................................     3,192      15,034
   PartnerRe, Ltd...........................................    52,224   3,635,835
 #*Penson Worldwide, Inc....................................    22,821      11,114
   Peoples Bancorp of North Carolina........................       250       2,051
   Peoples Bancorp, Inc.....................................    17,708     325,650
   People's United Financial, Inc...........................    68,700     847,758
 #*PHH Corp.................................................    92,304   1,430,712
  *Phoenix Cos., Inc. (The).................................    86,162     180,940
  *Pinnacle Financial Partners, Inc.........................    31,813     582,178
  *Piper Jaffray Cos., Inc..................................       912      22,116
   Platinum Underwriters Holdings, Ltd......................    21,060     771,217
  *Popular, Inc.............................................   565,367   1,006,353
   Porter Bancorp, Inc......................................     1,737       3,474
  *Premier Financial Bancorp, Inc...........................     1,301      10,122
   Presidential Life Corp...................................    33,374     386,471

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CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Financials -- (Continued)
   Principal Financial Group, Inc...........................   217,722 $ 6,024,368
  #Protective Life Corp.....................................    98,037   2,868,563
   Provident Financial Holdings, Inc........................       544       5,870
   Provident Financial Services, Inc........................    23,967     352,315
   Provident New York Bancorp...............................    71,474     603,241
   Prudential Financial, Inc................................   497,625  30,126,218
  #Pulaski Financial Corp...................................     4,550      34,125
  #Radian Group, Inc........................................   161,945     505,268
   Regions Financial Corp................................... 1,304,230   8,790,510
   Reinsurance Group of America, Inc........................   169,166   9,835,311
   Renasant Corp............................................    43,602     697,632
  *Republic First Bancorp, Inc..............................     2,474       5,344
   Resource America, Inc. Class A...........................    21,102     147,503
  *Riverview Bancorp, Inc...................................    15,319      26,808
   Safety Insurance Group, Inc..............................    11,042     440,024
   Sandy Spring Bancorp, Inc................................    10,125     182,351
  *Savannah Bancorp, Inc. (The).............................     2,998      15,290
   SeaBright Holdings, Inc..................................    40,890     367,601
   Selective Insurance Group, Inc...........................    45,200     790,548
   SI Financial Group, Inc..................................     5,444      62,606
   Simmons First National Corp. Class A.....................     2,049      49,873
   Somerset Hills Bancorp...................................     4,317      37,623
  *Southern Community Financial Corp........................    29,890      83,692
  *Southern First Bancshares, Inc...........................     1,106       9,512
   Southern Missouri Bancorp, Inc...........................        41       1,009
  *Southwest Bancorp, Inc...................................    23,408     212,779
   StanCorp Financial Group, Inc............................       939      36,039
   State Auto Financial Corp................................    60,215     862,881
   StellarOne Corp..........................................    28,368     354,884
  #Stewart Information Services Corp........................    12,271     180,629
  *Stratus Properties, Inc..................................     3,069      27,882
  *Suffolk Bancorp..........................................       205       2,435
 #*Sun Bancorp, Inc.........................................     4,338      12,537
   SunTrust Banks, Inc......................................   491,691  11,938,257
   Susquehanna Bancshares, Inc..............................   156,089   1,618,643
   Symetra Financial Corp...................................    23,030     280,045
   Synovus Financial Corp...................................   243,878     512,144
 #*Taylor Capital Group, Inc................................       826      11,498
   Teche Holding Co.........................................       600      22,398
   TF Financial Corp........................................       630      15,750
  *Timberland Bancorp, Inc..................................     2,500      12,725
   TowneBank................................................     8,057     104,902
   Travelers Cos., Inc. (The)...............................    28,000   1,800,960
  *Tree.com, Inc............................................     5,635      45,080
   Umpqua Holdings Corp.....................................   104,400   1,382,256
  *Unico American Corp......................................     1,900      22,287
   Union First Market Bankshares Corp.......................    14,214     198,427
  *United Community Banks, Inc..............................    16,030     150,842
   United Financial Bancorp, Inc............................    11,124     178,429
   United Fire Group, Inc...................................    41,412     713,115
  *United Security Bancshares...............................       372         925
  *Unity Bancorp, Inc.......................................     3,306      20,398
   Unum Group...............................................   517,445  12,284,144
  *Virginia Commerce Bancorp, Inc...........................    22,274     174,405
   VIST Financial Corp......................................       271       3,171
  *Waterstone Financial, Inc................................     1,300       4,095
   WesBanco, Inc............................................    31,431     643,707
   West Bancorporation, Inc.................................    14,757     141,667
   Westfield Financial, Inc.................................       895       6,686
   White River Capital, Inc.................................       300       6,780
  #Wintrust Financial Corp..................................    24,524     886,052

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Financials -- (Continued)
   WR Berkley Corp..........................................     5,257 $    197,979
  *WSB Holdings, Inc........................................       100          342
   XL Group P.L.C...........................................   240,766    5,178,877
  *Yadkin Valley Financial Corp.............................    16,710       54,475
   Zions Bancorporation.....................................    91,968    1,875,228
  *ZipRealty, Inc...........................................    10,028       13,638
                                                                       ------------
Total Financials............................................            519,149,212
                                                                       ------------
Health Care -- (9.1%)
  *Addus HomeCare Corp......................................     2,044        9,443
   Aetna, Inc...............................................   503,313   22,165,905
  *Affymax, Inc.............................................     6,200       81,282
  *Affymetrix, Inc..........................................    73,173      323,425
  *Albany Molecular Research, Inc...........................    29,994       95,681
  *Alere, Inc...............................................    74,130    1,770,966
  *Allied Healthcare Products, Inc..........................     1,000        3,275
  *Almost Family, Inc.......................................     1,789       43,616
  *Alphatec Holdings, Inc...................................    18,527       40,389
  *AMAG Pharmaceuticals, Inc................................       272        4,260
  *Amedisys, Inc............................................    12,879      189,708
  *AMN Healthcare Services, Inc.............................    15,078      101,173
  *Amsurg Corp..............................................    30,743      884,169
   Analogic Corp............................................     5,884      401,348
  *AngioDynamics, Inc.......................................    55,783      690,594
  *Anika Therapeutics, Inc..................................    20,716      353,415
   Arrhythmia Research Technology, Inc......................     1,200        3,660
   Assisted Living Concepts, Inc............................    35,887      642,736
  *Astex Pharmaceuticals, Inc...............................       200          352
  *BioClinica, Inc..........................................    10,641       61,824
  *BioScrip, Inc............................................    36,570      270,984
  *Boston Scientific Corp................................... 1,208,099    7,562,700
  *Cambrex Corp.............................................    43,567      282,314
   Cantel Medical Corp......................................    10,905      256,049
  *Capital Senior Living Corp...............................    58,814      569,908
  *CardioNet, Inc...........................................     4,284       12,081
  *CareFusion Corp..........................................   207,163    5,367,593
  *Celldex Therapeutics, Inc................................     4,759       21,701
  *Community Health Systems, Inc............................   105,314    2,563,343
   CONMED Corp..............................................    43,239    1,236,203
   Cooper Cos., Inc. (The)..................................    50,100    4,417,317
  #Coventry Health Care, Inc................................   141,956    4,257,260
  *Cross Country Healthcare, Inc............................    36,190      166,836
  *CryoLife, Inc............................................    17,502       92,586
  *Cumberland Pharmaceuticals, Inc..........................    26,419      193,387
  *Cutera, Inc..............................................    28,646      252,085
  *Cynosure, Inc. Class A...................................     8,077      166,952
   Daxor Corp...............................................       545        4,987
  *Digirad Corp.............................................    29,411       64,410
  *Dynacq Healthcare, Inc...................................       909          800
 #*Endo Pharmaceuticals Holdings, Inc.......................    54,588    1,918,222
  *Enzo Biochem, Inc........................................    50,665      138,822
  *eResearch Technology, Inc................................    20,015      158,118
  *Exactech, Inc............................................     3,391       52,560
  *Five Star Quality Care, Inc..............................    28,899       99,124
 #*Forest Laboratories, Inc.................................    82,171    2,862,016
  *Gentiva Health Services, Inc.............................    26,039      215,603
  *Greatbatch, Inc..........................................    41,672      970,541
  *Hanger Orthopedic Group, Inc.............................     2,200       51,810
  *Harvard Bioscience, Inc..................................    32,625      130,174
  *Health Net, Inc..........................................    25,498      907,984
  *Healthways, Inc..........................................    27,400      182,758

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Health Care -- (Continued)
  *Hologic, Inc.............................................   305,036 $  5,832,288
   Humana, Inc..............................................   236,814   19,106,154
  *IntegraMed America, Inc..................................     3,874       47,999
   Invacare Corp............................................    28,428      450,584
   Kewaunee Scientific Corp.................................     1,631       13,611
  *Kindred Healthcare, Inc..................................    50,544      487,244
  *Lannet Co., Inc..........................................     3,649       14,377
  *LCA-Vision, Inc..........................................     1,000        7,400
   LeMaitre Vascular, Inc...................................     5,100       27,540
  *Life Technologies Corp...................................    94,990    4,403,736
  *LifePoint Hospitals, Inc.................................    82,208    3,207,756
  *Magellan Health Services, Inc............................     9,739      431,243
  *Maxygen, Inc.............................................    45,644      257,889
  *MedAssets, Inc...........................................    44,682      563,440
  *MedCath Corp.............................................    29,240      230,704
  *Medical Action Industries, Inc...........................    26,509      146,330
 #*MediciNova, Inc..........................................       225          675
  *Medtox Scientific, Inc...................................     5,247      115,959
  *Misonix, Inc.............................................     4,083        7,962
  *Molina Healthcare, Inc...................................    24,941      639,737
  *Myrexis, Inc.............................................    16,406       49,546
   National Healthcare Corp.................................     7,274      331,694
  *Natus Medical, Inc.......................................     4,557       55,778
  #Omnicare, Inc............................................   197,388    6,876,998
  *Palomar Medical Technologies, Inc........................     6,712       58,394
  *PDI, Inc.................................................    15,181      123,118
   PerkinElmer, Inc.........................................    76,500    2,111,400
   Pfizer, Inc.............................................. 5,208,907  119,440,238
  *PharMerica Corp..........................................     7,655       90,865
  *Repligen Corp............................................    33,562      148,008
  *RTI Biologics, Inc.......................................    80,268      280,938
 #*Select Medical Holdings Corp.............................    51,009      437,147
  *Skilled Healthcare Group, Inc. Class A...................    18,080      138,674
  *Solta Medical, Inc.......................................     5,882       19,116
  *SRI/Surgical Express, Inc................................     2,127        8,019
  *Sucampo Pharmaceuticals, Inc. Class A....................     7,965       66,269
  *Sun Healthcare Group, Inc................................     8,903       64,369
  *SunLink Health Systems, Inc..............................     1,750        2,152
  *SurModics, Inc...........................................     5,593       82,720
  *Symmetry Medical, Inc....................................    78,674      559,372
   Teleflex, Inc............................................    37,423    2,345,299
  *Theragenics Corp.........................................    21,383       36,779
   Thermo Fisher Scientific, Inc............................   499,520   27,798,288
  *TranS1, Inc..............................................     6,997       24,839
  *Triple-S Management Corp. Class B........................    22,073      464,857
   UnitedHealth Group, Inc..................................    68,644    3,854,361
  *Universal American Corp..................................    85,628      786,065
 #*VCA Antech, Inc..........................................    49,047    1,160,452
  *ViroPharma, Inc..........................................   103,779    2,257,193
  *WellCare Health Plans, Inc...............................    12,832      785,062
   WellPoint, Inc...........................................   504,640   34,224,685
  *Wright Medical Group, Inc................................    38,748      721,875
   Young Innovations, Inc...................................     2,165       73,610
                                                                       ------------
Total Health Care...........................................            304,785,257
                                                                       ------------
Industrials -- (14.3%)
  *A.T. Cross Co. Class A...................................    18,022      206,893
 #*A123 Systems, Inc........................................     4,800        4,896
   AAR Corp.................................................    32,906      508,398
   ABM Industries, Inc......................................    64,500    1,501,560
   Aceto Corp...............................................    37,486      337,374

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Industrials -- (Continued)
   Actuant Corp. Class A....................................    44,986 $ 1,226,768
  *Adept Technology, Inc....................................    21,309     124,018
  *AECOM Technology Corp....................................    13,377     295,230
  *Aegion Corp..............................................     5,916     107,967
  *AGCO Corp................................................    58,973   2,746,962
  *Air Transport Services Group, Inc........................    17,784      94,255
   Aircastle, Ltd...........................................    54,200     658,530
   Alamo Group, Inc.........................................    22,951     772,990
  *Alaska Air Group, Inc....................................    52,626   1,778,759
   Albany International Corp. Class A.......................    20,551     494,868
   Alexander & Baldwin, Inc.................................    66,838   3,419,432
 .*Allied Defense Group, Inc................................     2,645      14,230
   Allied Motion Technologies, Inc..........................       162       1,304
   Amerco, Inc..............................................    29,431   2,956,050
  *American Railcar Industries, Inc.........................    20,409     550,635
  *American Reprographics Co................................     1,343       7,333
   Ampco-Pittsburgh Corp....................................     4,007      74,450
  *AMREP Corp...............................................       966       7,506
   Apogee Enterprises, Inc..................................    36,374     558,705
   Applied Industrial Technologies, Inc.....................    26,540   1,042,757
   Argan, Inc...............................................        21         306
   Arkansas Best Corp.......................................    27,325     419,165
  #Armstrong World Industries, Inc..........................    29,925   1,317,897
 #*Ascent Solar Technologies, Inc...........................     7,857       5,115
 #*Asset Acceptance Capital Corp............................     5,900      31,388
   Asta Funding, Inc........................................     8,975      76,108
  *Astec Industries, Inc....................................    22,925     717,323
  *Atlas Air Worldwide Holdings, Inc........................    37,114   1,709,100
 #*Avis Budget Group, Inc...................................    94,608   1,245,041
   Baltic Trading, Ltd......................................     5,000      23,250
   Barnes Group, Inc........................................    42,700   1,127,280
   Barrett Business Services, Inc...........................    12,955     256,509
  *BlueLinx Holdings, Inc...................................    12,553      34,521
   Brady Corp. Class A......................................    44,400   1,377,732
   Briggs & Stratton Corp...................................    47,640     862,284
  *Builders FirstSource, Inc................................    12,182      50,799
  *CAI International, Inc...................................    12,482     257,878
   Cascade Corp.............................................     5,840     274,889
  *Casella Waste Systems, Inc. Class A......................    14,362      86,603
 #*CBIZ, Inc................................................    46,963     285,065
   CDI Corp.................................................    43,399     769,898
   CECO Environmental Corp..................................     5,023      41,189
   Celadon Group, Inc.......................................    23,892     373,432
   Ceradyne, Inc............................................    26,425     669,081
  *Champion Industries, Inc.................................       686         583
  *Chart Industries, Inc....................................     3,000     229,290
   Chicago Rivet & Machine Co...............................       700      13,160
   CIRCOR International, Inc................................     8,966     279,022
  *CNH Global N.V...........................................     6,958     318,468
  *Columbus McKinnon Corp...................................    17,745     263,158
   Comfort Systems USA, Inc.................................    38,640     408,811
   CompX International, Inc.................................       500       6,715
  *Consolidated Graphics, Inc...............................    12,008     480,200
  *Corrections Corp. of America.............................     7,040     203,386
   Courier Corp.............................................     8,603      88,353
   Covanta Holding Corp.....................................    94,292   1,513,387
 #*Covenant Transportation Group, Inc. Class A..............     7,080      23,435
  *CPI Aerostructures, Inc..................................     5,826      94,323
  *CRA International, Inc...................................     7,613     155,686
   CSX Corp................................................. 1,242,950  27,730,214
   Curtiss-Wright Corp......................................    46,353   1,635,797

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Industrials -- (Continued)
  *Dolan Co. (The)..........................................    20,106 $    161,049
   Douglas Dynamics, Inc....................................     1,600       22,608
  *Ducommun, Inc............................................    16,345      192,871
  *Dycom Industries, Inc....................................    41,650      974,193
 #*Eagle Bulk Shipping, Inc.................................    18,219       29,879
   Eastern Co. (The)........................................    10,193      247,180
  #Eaton Corp...............................................    24,778    1,193,804
   Ecology & Environment, Inc. Class A......................       900       13,563
   EMCOR Group, Inc.........................................    26,285      770,676
   Encore Wire Corp.........................................    19,966      508,933
 #*Energy Recovery, Inc.....................................    12,968       27,233
  *EnergySolutions, Inc.....................................    22,369       94,173
  *EnerSys..................................................    43,239    1,511,203
   Ennis, Inc...............................................    48,483      764,092
  *EnPro Industries, Inc....................................    18,700      774,367
   ESCO Technologies, Inc...................................    16,950      583,080
   Espey Manufacturing & Electronics Corp...................     1,671       42,009
  *Esterline Technologies Corp..............................    44,968    3,079,858
 #*Excel Maritime Carriers, Ltd.............................    39,214       73,330
  *Exelis, Inc..............................................    34,997      403,515
  *Federal Signal Corp......................................    68,080      351,293
   FedEx Corp...............................................    87,094    7,685,175
  *Flow International Corp..................................    23,633       97,132
  *Fortune Brands Home & Security, Inc......................   149,626    3,402,495
  *Franklin Covey Co........................................     3,046       28,297
   FreightCar America, Inc..................................    11,505      248,508
  *Frozen Food Express Industries...........................     8,986       11,772
  *FTI Consulting, Inc......................................    16,780      609,785
   G & K Services, Inc. Class A.............................    29,714      976,402
   GATX Corp................................................    65,445    2,805,627
  *Genco Shipping & Trading, Ltd............................    17,309       92,603
  *Gencor Industries, Inc...................................     8,766       61,800
  *General Cable Corp.......................................    26,404      777,334
   General Electric Co...................................... 5,593,904  109,528,640
  *Geo Group, Inc. (The)....................................    24,086      498,821
  *Gibraltar Industries, Inc................................    43,711      590,973
  *GP Strategies Corp.......................................    18,583      311,823
   Granite Construction, Inc................................    26,636      741,546
   Great Lakes Dredge & Dock Corp...........................    79,907      592,111
  *Greenbrier Cos., Inc.....................................    21,793      375,929
   Griffon Corp.............................................    74,563      738,919
  *H&E Equipment Services, Inc..............................    59,629    1,150,840
   Hardinge, Inc............................................    20,151      227,303
  *Hawaiian Holdings, Inc...................................    19,867      112,447
   Heidrick & Struggles International, Inc..................    18,234      355,563
 #*Hertz Global Holdings, Inc...............................   278,411    4,290,314
  *Hill International, Inc..................................    27,154       96,668
 #*Hoku Corp................................................       898          350
  *Hudson Highland Group, Inc...............................    15,603       84,880
  *Huntington Ingalls Industries, Inc.......................    56,173    2,216,025
  *Hurco Cos., Inc..........................................     8,210      216,169
  *ICF International, Inc...................................    31,660      789,600
   Ingersoll-Rand P.L.C.....................................   250,943   10,670,096
   Insteel Industries, Inc..................................    16,378      186,218
  *Interline Brands, Inc....................................    74,162    1,560,368
   International Shipholding Corp...........................    12,452      263,484
   Intersections, Inc.......................................    31,332      376,924
  #ITT Corp.................................................     7,900      177,434
 #*JetBlue Airways Corp.....................................   324,893    1,543,242
  *Kadant, Inc..............................................     6,383      165,128
  *Kansas City Southern.....................................    27,254    2,099,103

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Industrials -- (Continued)
  *KAR Auction Services, Inc................................  18,100 $   333,040
   Kaydon Corp..............................................  14,751     361,842
   Kelly Services, Inc. Class A.............................  44,445     621,786
   Kennametal, Inc..........................................   6,400     270,272
  *Key Technology, Inc......................................   3,199      41,811
   Kimball International, Inc. Class B......................  28,589     195,263
  *Korn/Ferry International.................................  30,127     486,551
 #*Kratos Defense & Security Solutions, Inc.................     723       4,013
   KSW, Inc.................................................     446       1,757
   L.B. Foster Co. Class A..................................   3,502      93,889
   L.S. Starrett Co. Class A................................   4,097      52,851
   L-3 Communications Holdings, Inc......................... 100,470   7,388,564
   Lawson Products, Inc.....................................  10,838     157,801
  *Layne Christensen Co.....................................  36,994     760,227
  *LMI Aerospace, Inc.......................................  14,827     271,186
   LSI Industries, Inc......................................  28,715     196,698
  *Lydall, Inc..............................................  18,720     197,496
   Manpower, Inc............................................   5,658     241,031
   Marten Transport, Ltd....................................  32,577     686,397
   McGrath RentCorp.........................................  20,487     602,728
  *Metalico, Inc............................................  74,246     240,557
   Met-Pro Corp.............................................   2,998      29,860
  *MFRI, Inc................................................   8,900      62,300
  *Michael Baker Corp.......................................     969      21,832
   Miller Industries, Inc...................................  21,096     345,974
 #*Mobile Mini, Inc.........................................  54,461   1,027,134
  *Moog, Inc. Class A.......................................  35,747   1,511,026
   Mueller Industries, Inc..................................  29,155   1,332,675
   Mueller Water Products, Inc. Class A..................... 185,957     667,586
   Multi-Color Corp.........................................     777      16,566
   NACCO Industries, Inc. Class A...........................   6,123     694,777
  *National Technical Systems, Inc..........................  15,600      85,800
  *Navigant Consulting, Inc.................................  22,179     308,732
   NL Industries, Inc.......................................  51,251     721,102
  *NN, Inc..................................................  13,518     106,927
   Norfolk Southern Corp.................................... 545,229  39,763,551
   Northrop Grumman Corp.................................... 337,038  21,327,765
  *Northwest Pipe Co........................................  10,675     222,147
  *Ocean Power Technologies, Inc............................   8,500      23,205
  *On Assignment, Inc.......................................  53,951   1,009,423
  *Orbital Sciences Corp....................................  36,476     458,139
  *Orion Energy Systems, Inc................................   1,043       2,190
  *Orion Marine Group, Inc..................................     758       5,245
  *Oshkosh Corp.............................................  13,505     308,319
 #*Owens Corning, Inc....................................... 152,823   5,249,470
   P.A.M. Transportation Services, Inc......................  19,428     207,297
   Pentair, Inc.............................................  39,083   1,693,857
  *PGT, Inc.................................................     500       1,020
  *Pike Electric Corp.......................................  17,815     146,439
  *Portfolio Recovery Associates, Inc.......................   9,401     646,977
  *Powell Industries, Inc...................................   5,907     192,627
  *PowerSecure International, Inc...........................   8,626      44,769
   Providence & Worcester Railroad Co.......................   1,200      19,140
  #Quad/Graphics, Inc.......................................     799      10,739
   Quanex Building Products Corp............................  19,678     362,666
  *Quanta Services, Inc..................................... 168,307   3,722,951
  *RailAmerica, Inc.........................................  21,133     489,863
   Raytheon Co.............................................. 198,954  10,771,370
  *RCM Technologies, Inc....................................  21,593     117,250
  *Real Goods Solar, Inc. Class A...........................   2,600       3,406
  #Regal-Beloit Corp........................................  16,070   1,086,975

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------- ------------
Industrials -- (Continued)
 #*Republic Airways Holdings, Inc...........................  53,999 $    274,855
   Republic Services, Inc................................... 429,755   11,762,394
   Resources Connection, Inc................................  25,796      334,832
   Robbins & Myers, Inc.....................................   8,889      432,983
  #RR Donnelley & Sons Co...................................  47,036      588,420
  *Rush Enterprises, Inc. Class A...........................  34,446      622,784
  *Rush Enterprises, Inc. Class B...........................  18,522      275,237
   Ryder System, Inc........................................  89,844    4,377,200
  *Saia, Inc................................................  17,104      321,213
   Schawk, Inc..............................................  45,135      607,968
  *Seaboard Corp............................................   1,837    3,656,402
   SeaCube Container Leasing, Ltd...........................     223        4,137
   SIFCO Industries, Inc....................................   6,623      128,983
   Simpson Manufacturing Co., Inc...........................   8,098      251,281
   SkyWest, Inc.............................................  46,706      419,887
  *SL Industries, Inc.......................................     300        5,520
  #Southwest Airlines Co.................................... 645,761    5,346,901
  *Sparton Corp.............................................   9,132       91,320
   Standard Register Co.....................................  30,430       26,474
   Standex International Corp...............................  22,671      998,884
   Stanley Black & Decker, Inc.............................. 154,919   11,333,874
   Steelcase, Inc. Class A..................................  69,420      599,789
  *Sterling Construction Co., Inc...........................  20,161      197,376
  *Supreme Industries, Inc. Class A.........................   1,365        5,610
  *SYKES Enterprises, Inc...................................  20,092      318,458
   Sypris Solutions, Inc....................................   9,636       38,737
  #TAL International Group, Inc.............................  22,054      911,051
  *Tecumseh Products Co. Class A............................  11,200       42,784
  *Tecumseh Products Co. Class B............................   1,400        5,558
 #*Terex Corp...............................................   5,786      130,995
  *Tetra Tech, Inc..........................................  10,810      288,627
  *Thomas & Betts Corp......................................  10,500      755,055
  *Titan Machinery, Inc.....................................  14,689      523,369
  *TRC Cos., Inc............................................  28,708      188,899
   Trinity Industries, Inc..................................  93,807    2,776,687
  #Triumph Group, Inc.......................................  58,156    3,653,360
  *Tufco Technologies, Inc..................................     900        2,848
  *Tutor Perini Corp........................................  40,371      614,043
  #Twin Disc, Inc...........................................   3,866       84,781
   Tyco International, Ltd.................................. 405,140   22,740,508
  *Ultralife Corp...........................................  11,640       58,549
   UniFirst Corp............................................  18,705    1,136,516
   Union Pacific Corp....................................... 480,399   54,016,064
   Universal Forest Products, Inc...........................  31,800    1,189,320
   Universal Truckload Services, Inc........................     403        6,287
   URS Corp.................................................  86,998    3,593,887
   US Home Systems, Inc.....................................   4,314       37,834
  *USA Truck, Inc...........................................  15,305      105,298
  *Versar, Inc..............................................   6,026       13,920
   Viad Corp................................................  28,614      517,341
   Virco Manufacturing Corp.................................  12,601       22,682
   VSE Corp.................................................     600       13,200
   Watts Water Technologies, Inc. Class A...................  53,615    1,974,104
 #*WESCO International, Inc.................................  11,687      775,900
  *Willdan Group, Inc.......................................   1,000        3,490
  *Willis Lease Finance Corp................................   7,900      103,095
  *XPO Logistics, Inc.......................................   4,427       73,532
                                                                     ------------
Total Industrials...........................................          480,930,422
                                                                     ------------
Information Technology -- (5.8%)
  *Accelrys, Inc............................................  41,733      343,463

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CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Information Technology -- (Continued)
  #Activision Blizzard, Inc.................................   982,162 $12,640,425
  *Acxiom Corp..............................................     7,769     106,668
  *Advanced Energy Industries, Inc..........................    45,771     546,506
  *Agilysys, Inc............................................    12,799     112,119
  *Alpha & Omega Semiconductor, Ltd.........................     1,319      13,045
 #*Amkor Technology, Inc....................................    15,566      80,476
  *Amtech Systems, Inc......................................    10,600      73,988
  *ANADIGICS, Inc...........................................     6,834      15,103
  *Analysts International Corp..............................       200         966
  *Anaren, Inc..............................................     9,602     173,220
  *AOL, Inc.................................................   105,592   2,644,024
  *Arris Group, Inc.........................................   146,928   1,899,779
 #*Arrow Electronics, Inc...................................   182,170   7,660,248
   Astro-Med, Inc...........................................     2,897      24,262
  *ATMI, Inc................................................    33,934     712,953
  *Aviat Networks, Inc......................................    53,843     137,300
  *Avid Technology, Inc.....................................    19,136     166,292
  *Avnet, Inc...............................................   139,400   5,029,552
  #AVX Corp.................................................   195,980   2,488,946
  *Aware, Inc...............................................    22,140     137,268
  *AXT, Inc.................................................    25,915     131,907
   Bel Fuse, Inc. Class A...................................     4,174      81,685
   Bel Fuse, Inc. Class B...................................    18,986     337,761
  *Benchmark Electronics, Inc...............................    93,903   1,491,180
   Black Box Corp...........................................    27,128     613,364
 #*Brocade Communications Systems, Inc......................   461,513   2,556,782
   Brooks Automation, Inc...................................    63,950     752,052
  *BSQUARE Corp.............................................     4,665      13,995
  *BTU International, Inc...................................     1,600       4,512
   Cabot Microelectronics Corp..............................       667      22,931
 #*CACI International, Inc. Class A.........................    27,175   1,661,208
  *Calix, Inc...............................................    20,209     160,864
  *Cascade Microtech, Inc...................................    24,071     115,782
  *Checkpoint Systems, Inc..................................    25,391     278,285
  *CIBER, Inc...............................................    81,980     341,037
   Cohu, Inc................................................    41,999     461,149
   Communications Systems, Inc..............................    12,753     165,917
   Computer Sciences Corp...................................   225,553   6,329,017
   Comtech Telecommunications Corp..........................    19,222     594,344
  *Concurrent Computer Corp.................................    13,740      52,212
  *Convergys Corp...........................................   197,364   2,638,757
  *CoreLogic, Inc...........................................    96,545   1,612,301
   Corning, Inc............................................. 1,298,385  18,631,825
  *Cray, Inc................................................     8,019      89,412
   CSP, Inc.................................................     2,414       9,970
   CTS Corp.................................................    33,460     359,026
  *CyberOptics Corp.........................................     9,134      90,335
  *Dataram Corp.............................................     7,544       7,695
   DDi Corp.................................................    21,617     280,589
  *Digi International, Inc..................................    43,704     405,573
  *DSP Group, Inc...........................................    49,501     323,737
  *Dynamics Research Corp...................................    17,672     127,062
   EarthLink, Inc...........................................    86,935     705,912
  *EchoStar Corp. Class A...................................    23,551     684,157
  *Edgewater Technology, Inc................................    13,603      54,412
   Electro Rent Corp........................................    42,586     663,490
   Electro Scientific Industries, Inc.......................    38,559     549,851
  *Electronics for Imaging, Inc.............................    66,756   1,191,595
  *EMCore Corp..............................................       744       3,363
  *Emulex Corp..............................................    68,369     593,443
   EPIQ Systems, Inc........................................    21,736     246,921

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *ePlus, Inc...............................................   8,445 $  250,479
  *Euronet Worldwide, Inc...................................  29,035    628,027
  *Exar Corp................................................  54,244    429,612
  *Fairchild Semiconductor International, Inc............... 118,008  1,672,173
   Fidelity National Information Services, Inc.............. 150,627  5,071,611
  *FormFactor, Inc..........................................  24,919    139,546
  *Frequency Electronics, Inc...............................  16,953    129,690
  *Global Cash Access Holdings, Inc.........................  37,455    316,495
  *Globecomm Systems, Inc...................................  36,618    519,243
  *GSE Systems, Inc.........................................   1,749      5,037
  *GSI Group, Inc...........................................   1,451     17,514
  *GSI Technology, Inc......................................   5,964     25,228
  *GTSI Corp................................................   8,203     43,394
  *Hackett Group, Inc. (The)................................  54,740    312,565
  *Harmonic, Inc............................................  26,825    126,614
   Hewlett-Packard Co.......................................  65,635  1,625,123
  *Hutchinson Technology, Inc...............................   4,443      9,153
  *I.D. Systems, Inc........................................  17,291    104,783
   IAC/InterActiveCorp...................................... 172,550  8,308,282
  *Identive Group, Inc......................................  19,075     39,294
  *Imation Corp.............................................  34,398    199,508
  *InfoSpace, Inc...........................................  81,156    903,266
  *Ingram Micro, Inc. Class A............................... 277,679  5,403,633
  *Insight Enterprises, Inc.................................  42,100    855,051
  *Integrated Device Technology, Inc........................  78,704    532,826
  *Integrated Silicon Solution, Inc.........................  51,460    546,505
  *Intermec, Inc............................................  17,337     92,233
  *Internap Network Services Corp...........................  35,546    250,244
  *International Rectifier Corp.............................  80,500  1,757,315
  *Interphase Corp..........................................   3,099     19,834
   Intersil Corp. Class A................................... 119,798  1,230,325
  *Intevac, Inc.............................................  11,354     91,513
  *IntriCon Corp............................................   2,835     20,128
  *Itron, Inc...............................................  10,342    421,954
  *IXYS Corp................................................  11,466    142,866
  *Kemet Corp...............................................   6,536     55,621
  *Key Tronic Corp..........................................  17,923    207,011
   Keynote Systems, Inc.....................................  24,595    452,548
 #*KIT Digital, Inc.........................................  28,934    196,173
  *Kopin Corp...............................................   6,901     24,637
  *Kulicke & Soffa Industries, Inc..........................  72,688    952,213
  *KVH Industries, Inc......................................     400      3,992
  *Lattice Semiconductor Corp...............................  36,888    201,408
  *LGL Group, Inc. (The)....................................     269      1,958
  *Limelight Networks, Inc..................................  35,344     96,843
  *LookSmart, Ltd...........................................  25,479     23,186
  *Loral Space & Communications, Inc........................  26,050  1,616,402
  *LTX-Credence Corp........................................  13,413     92,550
   ManTech International Corp. Class A......................  22,379    703,148
   Marchex, Inc. Class B....................................  32,883    114,433
  *Measurement Specialties, Inc.............................   5,558    198,587
 #*MEMC Electronic Materials, Inc........................... 224,947    807,560
  *MEMSIC, Inc..............................................   1,150      4,922
  *Mentor Graphics Corp.....................................  42,220    610,079
  *Mercury Computer Systems, Inc............................   8,133    107,356
   Methode Electronics, Inc.................................  37,682    318,413
  *Micron Technology, Inc................................... 758,908  5,001,204
   MKS Instruments, Inc.....................................  61,200  1,692,180
  *ModusLink Global Solutions, Inc..........................  68,955    341,327
   Motorola Solutions, Inc..................................  69,046  3,523,417
  *Multi-Fineline Electronix, Inc...........................   1,598     42,331

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *NCI, Inc. Class A........................................   4,213 $   20,896
  *Newport Corp.............................................   9,354    159,673
  *Novatel Wireless, Inc....................................  26,032     75,232
  *Oclaro, Inc..............................................   3,555     10,203
  *Official Payments Holdings, Inc..........................   3,839     18,235
  *OmniVision Technologies, Inc.............................     880     16,210
  *Online Resources Corp....................................  18,720     52,978
  *Oplink Communications, Inc...............................  35,876    568,276
  *Opnext, Inc..............................................   6,819      8,115
   Optical Cable Corp.......................................  10,793     32,271
  *PAR Technology Corp......................................  22,705    115,568
   PC Connection, Inc.......................................  45,203    362,528
  *PC Mall, Inc.............................................  11,672     72,133
   PC-Tel, Inc..............................................  46,980    320,873
  *Perceptron, Inc..........................................   8,065     47,100
  *Performance Technologies, Inc............................  24,790     55,530
  *Pericom Semiconductor Corp...............................  41,261    324,311
  *Pervasive Software, Inc..................................  35,664    220,760
 #*Photronics, Inc..........................................  69,687    431,363
  *Planar Systems, Inc......................................  11,933     22,076
  *PMC-Sierra, Inc.......................................... 146,588  1,036,377
  *Presstek, Inc............................................   7,000      5,564
  *Qualstar Corp............................................  12,400     23,808
  *Radisys Corp.............................................  18,198    115,557
   RealNetworks, Inc........................................  35,381    338,596
  *Reis, Inc................................................  16,361    142,177
   RF Industries, Ltd.......................................   2,823     10,727
   Richardson Electronics, Ltd..............................  25,225    318,087
   Rimage Corp..............................................     659      5,990
  *Rofin-Sinar Technologies, Inc............................     900     22,680
 #*Rosetta Stone, Inc.......................................   2,276     23,807
  *Rudolph Technologies, Inc................................  25,697    277,528
 #*Sandisk Corp.............................................  13,097    484,720
  *Sanmina-SCI Corp.........................................  18,136    161,410
  *SeaChange International, Inc.............................  31,620    259,916
  *Sigma Designs, Inc.......................................  23,129    127,441
  *Smith Micro Software, Inc................................   3,626      7,288
  *SMTC Corp................................................   1,300      5,057
  *Spansion, Inc. Class A...................................  11,661    140,632
 #*SS&C Technologies Holdings, Inc..........................  26,378    627,005
  *Standard Microsystems Corp...............................  30,384    804,568
  *StarTek, Inc.............................................  27,060     49,520
 #*SunPower Corp............................................  16,987     95,297
  *Supertex, Inc............................................  11,602    237,493
  *Support.com, Inc.........................................  53,260    193,334
  *Sycamore Networks, Inc...................................  47,495    740,447
  *Symmetricom, Inc.........................................  89,726    498,877
 #*SYNNEX Corp..............................................  60,100  2,289,209
  *Tech Data Corp...........................................  85,452  4,596,463
  *TechTarget, Inc..........................................  24,206    180,093
  *TeleCommunication Systems, Inc. Class A..................  47,682     92,026
   Tellabs, Inc............................................. 241,591    910,798
   Telular Corp.............................................  24,938    224,941
   Tessco Technologies, Inc.................................  11,228    224,560
  *Tessera Technologies, Inc................................  48,635    760,651
   TheStreet, Inc...........................................  37,257     75,259
  *TriQuint Semiconductor, Inc..............................  18,500     90,280
  *TSR, Inc.................................................     650      2,834
  *TTM Technologies, Inc....................................  62,635    647,020
  *Ultra Clean Holdings.....................................     700      4,795
   United Online, Inc....................................... 121,790    577,285

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Information Technology -- (Continued)
  *UTStarcom Holdings Corp..................................   103,608 $    135,726
  *Vicon Industries, Inc....................................     5,787       18,258
  *Video Display Corp.......................................       600        2,550
  *Virtusa Corp.............................................    32,722      493,775
  *Vishay Intertechnology, Inc..............................   236,119    2,649,255
  *Vishay Precision Group, Inc..............................     9,781      141,629
  *Web.com Group, Inc.......................................    22,102      286,221
  *Westell Technologies, Inc. Class A.......................    41,073       93,646
  *Western Digital Corp.....................................   212,781    8,258,031
  *WPCS International, Inc..................................     8,861        9,570
   Xerox Corp............................................... 1,791,473   13,937,660
  *XO Group, Inc............................................    11,964      110,906
   Xyratex, Ltd.............................................    28,253      410,234
  *Yahoo!, Inc.............................................. 1,048,770   16,297,886
  *Zygo Corp................................................    18,340      362,949
                                                                       ------------
Total Information Technology................................            193,645,320
                                                                       ------------
Materials -- (3.2%)
   A. Schulman, Inc.........................................    33,740      830,341
  *A.M. Castle & Co.........................................    38,646      517,470
  #Alcoa, Inc............................................... 1,145,369   11,144,440
  *American Pacific Corp....................................     7,647       59,800
   Ashland, Inc.............................................   112,560    7,414,327
  #Bemis Co., Inc...........................................    10,392      336,597
   Boise, Inc...............................................    68,104      520,315
   Buckeye Technologies, Inc................................    37,822    1,225,811
   Cabot Corp...............................................    46,280    1,996,056
  *Century Aluminum Co......................................    32,155      295,826
  *Chemtura Corp............................................    54,541      928,288
  *Clearwater Paper Corp....................................     7,599      250,539
  *Coeur d'Alene Mines Corp.................................   133,765    2,882,636
   Commercial Metals Co.....................................    85,208    1,259,374
  *Continental Materials Corp...............................       100        1,460
  *Core Molding Technologies, Inc...........................     3,088       25,661
   Cytec Industries, Inc....................................    64,700    4,112,979
   Domtar Corp..............................................    30,917    2,704,619
   Dow Chemical Co. (The)...................................    14,000      474,320
   Friedman Industries, Inc.................................    16,953      198,181
  *Georgia Gulf Corp........................................    26,423      936,695
 #*Golden Minerals Co.......................................     9,136       68,246
  *Graphic Packaging Holding Co.............................   126,400      676,240
   H.B. Fuller Co...........................................    20,707      681,260
   Haynes International, Inc................................     2,766      172,515
  *Headwaters, Inc..........................................    23,663      102,697
  *Horsehead Holding Corp...................................    49,171      552,190
   Huntsman Corp............................................    44,942      636,379
  *Innospec, Inc............................................     1,550       46,856
   International Paper Co...................................   493,615   16,442,316
   Kaiser Aluminum Corp.....................................    27,181    1,428,905
  *KapStone Paper & Packaging Corp..........................    41,092      742,122
  *Kraton Performance Polymers, Inc.........................     1,727       44,902
  *Landec Corp..............................................    37,056      238,641
 #*Louisiana-Pacific Corp...................................   173,457    1,569,786
   LyondellBasell Industries N.V. Class A...................   121,873    5,091,854
  *Materion Corp............................................    17,890      442,062
   MeadWestavco Corp........................................   188,451    5,996,511
  *Mercer International, Inc................................    19,608      134,511
  *Metals USA Holdings Corp.................................     1,296       19,544
   Minerals Technologies, Inc...............................    17,140    1,150,094
  *Mod-Pac Corp.............................................     1,501       10,372
   Myers Industries, Inc....................................    65,520    1,083,046

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Materials -- (Continued)
   Neenah Paper, Inc........................................    14,705 $    419,975
   Noranda Aluminum Holding Corp............................     2,907       30,872
  *Northern Technologies International Corp.................     3,035       38,848
   Nucor Corp...............................................    89,274    3,500,434
   Olin Corp................................................    45,661      957,055
   Olympic Steel, Inc.......................................    10,414      220,048
  *OM Group, Inc............................................    42,299    1,020,252
   P.H. Glatfelter Co.......................................    54,200      844,436
  *Penford Corp.............................................    26,922      223,453
  #Reliance Steel & Aluminum Co.............................    94,901    5,304,017
   Rock-Tenn Co. Class A....................................    26,305    1,639,591
  *RTI International Metals, Inc............................    50,032    1,228,286
   Schnitzer Steel Industries, Inc. Class A.................    21,397      853,098
   Sealed Air Corp..........................................    45,299      868,835
  *Spartech Corp............................................    30,589      149,274
   Steel Dynamics, Inc......................................    94,919    1,212,116
 #*Stillwater Mining Co.....................................     8,752       93,909
 #*SunCoke Energy, Inc......................................    62,210      946,840
   Synalloy Corp............................................     5,144       62,088
  #Texas Industries, Inc....................................    33,762    1,134,741
   Tredegar Corp............................................    40,177      697,071
  *Universal Stainless & Alloy Products, Inc................     9,714      450,730
   Vulcan Materials Co......................................    58,246    2,493,511
   Wausau Paper Corp........................................    21,308      193,050
   Westlake Chemical Corp...................................    84,076    5,376,660
   Worthington Industries, Inc..............................    47,320      844,189
 #*Zoltek Cos., Inc.........................................    48,771      537,944
                                                                       ------------
Total Materials.............................................            106,788,107
                                                                       ------------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares....................    47,409           --
 .*MAIR Holdings, Inc. Escrow Shares........................     1,415           --
 .*Petrocorp, Inc. Escrow Shares............................       900           54
 .*Price Communications Liquidation Trust...................    47,738           --
                                                                       ------------
Total Other.................................................                     54
                                                                       ------------
Telecommunication Services -- (6.2%)
   AT&T, Inc................................................ 4,065,906  133,808,966
   Atlantic Tele-Network, Inc...............................        84        2,861
  *Cbeyond, Inc.............................................     9,743       62,647
   CenturyLink, Inc.........................................   536,163   20,674,445
  #Frontier Communications Corp.............................   696,949    2,815,674
  *General Communications, Inc. Class A.....................    44,167      335,669
  *Iridium Communications, Inc..............................    24,506      215,408
 #*Leap Wireless International, Inc.........................     8,393       47,085
  *MetroPCS Communications, Inc.............................   227,572    1,661,276
  *Neutral Tandem, Inc......................................     6,833       79,399
  *ORBCOMM, Inc.............................................    44,067      143,658
  *Premiere Global Services, Inc............................     2,788       24,953
  *Primus Telecommunications Group, Inc.....................       246        4,280
   Shenandoah Telecommunications Co.........................     2,126       23,705
  *Sprint Nextel Corp....................................... 3,759,360    9,323,213
   SureWest Communications..................................    15,455      348,974
  #Telephone & Data Systems, Inc............................   154,629    3,755,938
  *United States Cellular Corp..............................    33,568    1,316,537
   USA Mobility, Inc........................................    30,823      398,233
   Verizon Communications, Inc..............................   855,430   34,542,263
                                                                       ------------
Total Telecommunication Services............................            209,585,184
                                                                       ------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                 SHARES         VALUE+
                                                               ------------ --------------
Utilities -- (0.5%)
  *AES Corp...................................................      606,667 $    7,595,471
  *Calpine Corp...............................................      214,576      4,023,300
   Consolidated Water Co., Ltd................................        6,347         45,508
 #*Dynegy, Inc................................................       84,156         34,504
   Genie Energy, Ltd. Class B.................................        3,898         32,431
  *GenOn Energy, Inc..........................................      582,007      1,239,675
  *NRG Energy, Inc............................................      220,130      3,742,210
  #Ormat Technologies, Inc....................................       20,134        398,049
   Public Service Enterprise Group, Inc.......................       29,685        924,688
   SJW Corp...................................................        6,569        158,313
  *Synthesis Energy Systems, Inc..............................        1,418          1,985
   Unitil Corp................................................        4,716        124,785
                                                                            --------------
Total Utilities...............................................                  18,320,919
                                                                            --------------
TOTAL COMMON STOCKS...........................................               3,170,514,692
                                                                            --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares..........................   11,813,025     11,813,025
                                                                            --------------

                                                                 SHARES/
                                                                  FACE
                                                                 AMOUNT
                                                               ------------
                                                                  (000)
SECURITIES LENDING COLLATERAL -- (5.2%)
(S) @ DFA Short Term Investment Fund..........................  174,346,139    174,346,139
    @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $1,603,475 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $1,608,446) to be
     repurchased at $1,556,774................................ $      1,557      1,556,765
                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL...........................                 175,902,904
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,770,249,146)......................................              $3,358,230,621
                                                                            ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) This item is not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3) This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: July 5, 2012

By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: July 5, 2012